UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – 43.0%
Bank Loans(a) – 24.7%
Automotive – 1.1%
American Axle & Manufacturing, Inc. (BB/Ba2)
$2,363,774	3.470%	04/06/24	$ 2,340,136

Building Materials – 0.3%
Builders FirstSource, Inc. (B+/B3)
601,960	4.296	02/29/24	601,099

Chemicals – 0.5%
Kraton Polymers LLC (B+/Ba3)
366,047	5.226	01/06/22	369,070
New Arclin U.S. Holding Corp. (B+/B2)
693,000	5.670	02/14/24	699,930

			1,069,000

Commercial Services – 0.7%
Garda World Security Corp. (B/B1)
316,853	5.226	05/24/24	318,700
Monitronics International, Inc. (B-/B2)
1,125,495	6.796	09/30/22	1,134,871

			1,453,571

Consumer Cyclical Services – 0.7%
TKC Holdings, Inc. (B/B2)
1,408,550	5.376	02/01/23	1,404,592

Consumer Durables – 0.5%
Comfort Holding LLC (B/B2)
1,066,000	5.885	02/05/24	1,064,668

Diversified Financial services – 1.0%
Tecomet, Inc. (NR/NR)
512,000	4.922	05/02/24	511,575
VFH Parent LLC (NR/NR)
1,483,000	0.000	10/15/21	1,491,038

			2,002,613

Electric – 1.3%
Talen Energy Supply LLC (NR/NR)
2,991,000	5.226	04/15/24	2,768,559

Food & Beverage – 0.5%
Dole Food Co., Inc. (NR/NR)
967,110	4.500	03/16/24	968,319

Food & Drug Retailers – 0.7%
BJ’s Wholesale Club, Inc. (B-/B3)
1,427,612	4.968	02/03/24	1,381,657

Health Care - Services – 2.9%
ATI Holdings Acquisition, Inc. (B/B1)
319,770	5.650	05/10/23	322,434
Change Healthcare Holdings, Inc. (B+/Ba3)
926,975	3.976	03/01/24	926,585
Commerce Merger Sub, Inc. (NR/NR)
566,000	4.750	05/31/24	565,530
Envision Healthcare Corp. (BB-/Ba3)
1,307,210	4.300	12/01/23	1,312,439

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
Greenway Health LLC (B-/B3)
$827,718	6.050%	02/14/24	$ 829,787
Kindred Healthcare, Inc. (BB-/Ba3)
690,664	4.688	04/09/21	692,391
Surgery Center Holdings, Inc. (NR/NR)
633,000	4.500	06/06/24	634,981
Team Health Holdings, Inc. (NR/NR)
752,836	3.750	02/06/24	746,016

			6,030,163

Life Insurance – 0.2%
Acrisure LLC (NR/NR)
386,033	6.296	11/22/23	389,248

Media - Cable – 3.0%
Altice Financing SA (BB-/B1)
1,287,000	3.908	07/15/25	1,282,573
Cable One, Inc. (NR/NR)
369,000	3.430	05/01/24	369,922
WideOpenWest Finance LLC (NR/NR)
3,147,000	4.250	08/16/23	3,141,650
Ziggo Secured Finance BV (BB-/Ba3)
1,324,000	3.659	04/15/25	1,319,485

			6,113,630

Media - Non Cable – 0.7%
CBS Radio, Inc. (BB-/Ba3)
1,341,984	4.716	10/17/23	1,343,661

Media-Entertainment – 0.5%
Lions Gate Entertainment Corp. (NR/NR)
1,065,138	3.982	12/08/23	1,070,793

Packaging – 1.2%
BWAY Holding Co. (B-/B2)
2,162,465	3.250	04/03/24	2,161,297
Charter NEX US Holdings, Inc. (NR/NR)
221,000	4.476	05/16/24	220,863

			2,382,160

Restaurant – 0.7%
1011778 B.C. Unlimited Liability Co. (B+/Ba3)
1,367,715	3.476	02/16/24	1,363,872

Retailers – 0.6%
JC Penney Corp., Inc. (BB-/Ba2)
860,531	5.450	06/23/23	848,432
PetSmart, Inc. (B+/Ba3)
480,000	4.220	03/11/22	445,867

			1,294,299

Technolgy - Software – 1.1%
Kronos, Inc. (B/B2)
699,489	4.680	11/01/23	703,686
MA FinanceCo. LLC (NR/NR)
134,000	2.750	04/29/24	134,168
Optiv Security, Inc. (B-/B2)
501,645	4.438	02/01/24	491,823

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Secured Debt Obligations – (continued)
Seattle Spinco, Inc. (NR/NR)
$906,000	2.750%		04/19/24	$ 907,132

				2,236,809

Technology - Hardware – 0.2%
MaxLinear, Inc. (NR/NR)
506,000	3.617		05/12/24	505,368

Telecommunications - Wireless – 2.0%
Sprint Communications, Inc. (BB-/Ba2)
2,157,521	3.750		02/02/24	2,157,068
Telesat Canada (NR/NR)
1,870,301	3.750		11/17/23	1,878,324

				4,035,392

Telecommunications-Wirelines – 4.3%
CenturyLink, Inc. (NR/NR)
2,000,000	2.750		01/31/25	1,976,120
Consolidated Communications, Inc. (NR/NR)
577,000	4.000		10/05/23	578,298
Fairpoint Communications, Inc. (B/B2)
760,891	9.500		02/14/19	761,050
Frontier Communications Corp. (NR/NR)
4,539,000	4.910		06/15/24	4,470,507
Windstream Corp. (BB/B1)
1,084,887	4.534		03/29/21	1,081,719

				8,867,694

TOTAL BANK LOANS				$ 50,687,303

Other Secured Debt Obligations – 18.3%
Building Materials(b)(c) – 0.5%
Builders FirstSource, Inc. (B+/B3)
946,000	5.625		09/01/24	983,840

Consumer Cyclical Services(b) – 3.1%
APX Group, Inc. (B/B1)
2,846,000	7.875		12/01/22	3,087,910
First Data Corp. (BB/Ba3)(c)
492,000	5.000		01/15/24	505,530
The Hertz Corp. (BB-/B1)(c)
2,786,000	7.625		06/01/22	2,782,517

				6,375,957

Gaming(b) – 0.3%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. (B/Caa1)
504,000	9.375		05/01/22	544,320

Health Care - Services(b) – 1.8%
CHS/Community Health Systems, Inc. (BB-/Ba3)
1,645,000	6.250		03/31/23	1,702,575
Tenet Healthcare Corp. (B-/Ba3)(c)
974,000	5.125		05/01/25	977,652
Tenet Healthcare Corp. (BB-/Ba3)
492,000	4.746	(d)	06/15/20	496,920
220,000	4.625	(c)	07/15/24	220,275

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
THC Escrow Corp. III (BB-/Ba3)(c)
$276,000	4.625%	07/15/24	$ 276,690

			3,674,112

Media - Cable(b)(c) – 2.8%
Altice Financing SA (BB-/B1)
913,000	6.625	02/15/23	966,639
Altice US Finance I Corp. (BB/Ba3)
947,000	5.500	05/15/26	993,166
Charter Communications Operating LLC/Charter Communications Operating Capital (BBB-/Ba1)
492,000	3.750	02/15/28	484,740
Virgin Media Secured Finance PLC (BB-/Ba3)
584,000	5.500	08/15/26	611,010
Ziggo Secured Finance BV (BB-/Ba3)
2,563,000	5.500	01/15/27	2,633,482

			5,689,037

Media - Non Cable(b)(c) – 1.1%
Univision Communications, Inc. (BB-/B2)
602,000	5.125	05/15/23	605,763
1,695,000	5.125	02/15/25	1,675,931

			2,281,694

Noncaptive - Financial(b)(c) – 0.2%
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc. (B-/NR)
494,000	6.750	06/15/22	508,820

Oil Field Services(b)(c) – 1.3%
FTS International, Inc. (B/WR)(d)
723,000	8.746	06/15/20	719,385
Transocean Proteus Ltd. (BB/NR)
1,868,650	6.250	12/01/24	1,906,023

			2,625,408

Packaging(b)(c) – 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (BB/Ba3)
3,067,000	4.625	05/15/23	3,143,675

Pipelines(b) – 2.0%
Cheniere Corpus Christi Holdings LLC (BB-/Ba3)(c)
2,302,000	5.125	06/30/27	2,359,550
Sabine Pass Liquefaction LLC (BBB-/Baa3)
1,504,000	5.750	05/15/24	1,674,722

			4,034,272

Restaurant(b)(c) – 1.0%
1011778 BC ULC/New Red Finance, Inc. (B+/Ba3)
2,035,000	4.250	05/15/24	2,019,738

Retailers(b)(c) – 0.5%
PetSmart, Inc. (B+/Ba3)
1,148,000	5.875	06/01/25	1,104,950

Technology - Hardware(b)(c) – 0.7%
Dell International LLC/EMC Corp. (BBB-/Baa3)
1,210,000	6.020	06/15/26	1,332,826

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Secured Debt Obligations – (continued)
Telecommunications - Wireless – 0.6%
Hughes Satellite Systems Corp. (BBB-/Ba2)
$1,268,000	5.250%		08/01/26	$ 1,325,060

Telecommunications-Wirelines(b)(c) – 0.4%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (BB-/B1)
865,000	6.000		04/15/23	897,438

Transportation(b) – 0.5%
Jack Cooper Holdings Corp. (D/Ca)
2,103,000	9.250		06/01/20	1,093,560

TOTAL OTHER SECURED DEBT OBLIGATIONS				$ 37,634,707

TOTAL SECURED DEBT OBLIGATIONS (Cost $89,023,004)				$ 88,322,010

Unsecured Debt Obligations – 41.1%
Aerospace & Defense(c) – 2.9%
Bombardier, Inc. (B-/B3)
$652,000	6.000	%(b)	10/15/22	$ 651,185
4,638,000	6.125		01/15/23	4,643,797
Booz Allen Hamilton, Inc. (B+/B1)(b)
665,000	5.125		05/01/25	653,363

				5,948,345

Automotive(b) – 6.5%
Adient Global Holdings Ltd. (BB/Ba3)(c)
3,917,000	4.875		08/15/26	3,926,792
Cooper-Standard Automotive, Inc. (B+/B2)(c)
2,655,000	5.625		11/15/26	2,668,275
Dana Financing Luxembourg Sarl (BB/B1)(c)
283,000	5.750		04/15/25	292,905
Dana, Inc. (BB/B1)
505,000	5.375		09/15/21	518,888
General Motors Financial Co., Inc. (BBB/Baa3)
1,077,000	5.250		03/01/26	1,163,281
Lear Corp. (BBB-/Baa3)
965,000	4.750		01/15/23	991,537
Navistar International Corp. (CCC+/Caa1)
3,737,000	8.250		11/01/21	3,774,370

				13,336,048

Brokerage(b) – 0.7%
E*Trade Financial Corp. (BBB-/Baa3)
1,374,000	4.625		09/15/23	1,420,373

Chemicals – 1.1%
Consolidated Energy Finance SA (BB-/B2)(b)(c)
488,000	6.875		06/15/25	502,640
NOVA Chemicals Corp. (BB+/Ba2)(b)(c)
617,000	5.250		08/01/23	632,795
246,000	4.875		06/01/24	244,524
487,000	5.250		06/01/27	485,685
Venator Finance S.a.r.l./Venator Materials Corp. (NR/NR)
346,000	5.750		07/15/25	349,460

				2,215,104

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Construction Machinery(b)(c) – 0.3%
Terex Corp. (BB/B2)
$606,000	5.625%		02/01/25	$ 622,665

Consumer Cyclical Services(b) – 0.9%
The Hertz Corp. (B-/B3)
1,980,000	7.375		01/15/21	1,910,700

Consumer Finance – 0.2%
Navient Corp. (B+/Ba3)
468,000	5.875		03/25/21	496,797

Distributors(b) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
99,000	5.500		05/20/25	100,485
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)
259,000	5.500		06/01/24	257,705

				358,190

Educational Services(b)(c) – 0.7%
Cengage Learning, Inc. (CCC+/Caa2)
1,643,000	9.500		06/15/24	1,437,625

Electric(b)(c) – 0.5%
Talen Energy Supply LLC (BB-/B1)
1,250,000	9.500		07/15/22	1,075,000

Energy - Exploration & Production(b) – 4.4%
Carrizo Oil & Gas, Inc. (B+/B3)
626,000	7.500		09/15/20	638,520
Covey Park Energy LLC/Covey Park Finance Corp. (B/B3)(c)
1,160,000	7.500		05/15/25	1,162,900
CrownRock LP/CrownRock Finance, Inc. (B+/B3)(c)
1,826,000	7.125		04/15/21	1,876,215
Gulfport Energy Corp. (B+/B2)
826,000	6.625		05/01/23	830,130
2,563,000	6.375	(c)	05/15/25	2,518,147
Halcon Resources Corp. (B-/Caa1)(c)
456,000	6.750		02/15/25	410,400
PDC Energy, Inc. (B+/B2)(c)
673,000	6.125		09/15/24	683,095
QEP Resources, Inc. (BB+/Ba3)
467,000	5.250		05/01/23	443,650
SM Energy Co. (B+/B2)
521,000	6.500		01/01/23	497,555

				9,060,612

Entertainment(b)(c) – 1.1%
AMC Entertainment Holdings, Inc. (B+/B2)
1,165,000	5.875		11/15/26	1,214,512
517,000	6.125		05/15/27	545,435
Lions Gate Entertainment Corp. (B-/B2)
493,000	5.875		11/01/24	516,418

				2,276,365

Food & Beverage(b)(c) – 2.1%
Chobani LLC/Chobani Finance Corp., Inc. (CCC+/Caa2)
499,000	7.500		04/15/25	525,197
Dean Foods Co. (BB/B2)
2,000,000	6.500		03/15/23	2,105,000

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
FAGE International SA/FAGE USA Dairy Industry, Inc. (BB-/B1)
$1,544,000	5.625%		08/15/26	$ 1,580,670

				4,210,867

Food & Drug Retailers(b)(c) – 2.1%
Rite Aid Corp. (B-/B3)
4,294,000	6.125		04/01/23	4,224,222

Health Care - Services(b) – 0.7%
Acadia Healthcare Co., Inc. (B/B3)
319,000	5.625		02/15/23	330,963
LifePoint Health, Inc. (BB-/Ba2)
861,000	5.875		12/01/23	908,355
THC Escrow Corp. III (CCC+/Caa1)(c)
128,000	7.000		08/01/25	127,680

				1,366,998

Home Construction(b)(c) – 0.6%
AV Homes, Inc. (B-/B3)
704,000	6.625		05/15/22	721,600
The New Home Co., Inc. (B-/B3)
494,000	7.250		04/01/22	510,673

				1,232,273

Media - Cable(b)(c) – 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. (BB+/B1)
2,738,000	5.125		05/01/27	2,792,760
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B/Caa1)
268,000	5.125		12/15/21	273,695
Videotron Ltd./Videotron Ltee (BB/Ba2)
1,082,000	5.125		04/15/27	1,111,755

				4,178,210

Media - Non Cable(b) – 0.8%
Lamar Media Corp. (BB-/Ba1)
1,207,000	5.375		01/15/24	1,262,824
Sirius XM Radio, Inc. (BB/Ba3)(c)
295,000	5.000		08/01/27	296,844

				1,559,668

Noncaptive - Financial – 0.3%
Navient Corp. (B+/Ba3)
290,000	6.750		06/25/25	297,598
Springleaf Finance Corp. (B/B2)
197,000	6.125		05/15/22	207,835

				505,433

Oil Field Services – 5.1%
SESI LLC (BB-/B2)(b)
1,186,000	7.125		12/15/21	1,129,665
Transocean, Inc. (B+/Caa1)(b)
885,000	5.550		10/15/22	823,050
Transocean, Inc. (BB-/B1)(b)(c)
2,085,000	9.000		07/15/23	2,163,187
Weatherford International Ltd. (B/Caa1)
955,000	5.125		09/15/20	921,575
3,401,000	7.750	(b)	06/15/21	3,426,507

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
$1,661,000	4.500	%(b)	04/15/22	$ 1,465,833
486,000	9.875	(b)(c)	02/15/24	506,655

				10,436,472

Packaging(b)(c) – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. V (B+/Ba3)
702,000	4.250		09/30/26	700,245

Pharmaceuticals(b)(c) – 0.5%
Concordia International Corp. (CCC-/Caa3)
955,000	7.000		04/15/23	143,250
Valeant Pharmaceuticals International, Inc. (B-/Caa1)
984,000	6.375		10/15/20	954,480

				1,097,730

Pipelines(b)(c) – 0.7%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB+/B1)
1,466,000	5.500		09/15/24	1,487,990

Technology – 0.5%
Seagate HDD Cayman (BBB-/Baa3)
485,000	4.750		01/01/25	488,743
VeriSign, Inc. (BB+/Ba1)
450,000	4.750		07/15/27	455,063

				943,806

Technology - Hardware(b) – 1.0%
CommScope, Inc. (BB-/Ba3)(c)
493,000	5.500		06/15/24	512,720
QUALCOMM, Inc. (A/A1)
501,000	2.900		05/20/24	499,977
Seagate HDD Cayman (BBB-/Baa3)
1,071,000	4.875		06/01/27	1,069,562

				2,082,259

Technology - Software(b) – 0.2%
Donnelley Financial Solutions, Inc. (B/B3)
416,000	8.250		10/15/24	440,960

Telecommunications - Wireless(b) – 2.6%
Inmarsat Finance PLC (BB+/Ba2)(c)
1,404,000	4.875		05/15/22	1,424,935
1,651,000	6.500		10/01/24	1,764,663
Intelsat Jackson Holdings SA (CCC+/Caa2)
2,167,000	7.250		04/01/19	2,167,000

				5,356,598

Telecommunications - Wirelines – 1.3%
Frontier Communications Corp. (B+/B2)
253,000	8.500		04/15/20	265,650
Uniti Group, Inc./CSL Capital LLC (B-/Caa1)(b)(c)
2,038,000	7.125		12/15/24	2,007,430
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC (B-/NR)(b)(c)
288,000	7.125		12/15/24	283,680
Zayo Group LLC/Zayo Capital, Inc. (B/B3)(b)(c)
184,000	5.750		01/15/27	192,050

				2,748,810

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Metals & Mining(b)(c) – 0.2%
Kinross Gold Corp. (BB+/Ba1)
$450,000	4.500%	07/15/27	$ 450,000

Retailers(b)(c) – 0.6%
PetSmart, Inc. (B-/B3)
1,330,000	8.875	06/01/25	1,226,925

TOTAL UNSECURED DEBT OBLIGATIONS (Cost $85,063,436)			$ 84,407,290

U.S. Treasury Obligation(e) – 2.4%
U.S. Treasury Bill
$5,000,000	0.000%	09/14/17	$ 4,990,115
(Cost $4,989,776)

Shares	Description		Value
Common Stock* – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
1,141,924	Prairie Provident Resources, Inc. (Cost $2,946,424)		$ 445,808

Shares	Distribution Rate		Value
Investment Company(d)(f) – 20.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
41,740,070	0.867%		$ 41,740,070
(Cost $41,740,070)

TOTAL INVESTMENTS – 107.0%
(Cost $223,762,710)			$219,905,293

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.0)%			(14,299,366)

NET ASSETS – 100.0%			$205,605,927

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on June 30, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $82,562,319, which represents approximately 40.2% of net assets as of June 30, 2017.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Represents an Affiliated Fund.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
USD	— U.S. Dollar
Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$29,854	09/20/24	3 month LIBOR	2.250%	$(366,491)	$184,806

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017. CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT
					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America High Yield Index 28	60,000	(5.000)%	06/20/22	3.390%	$(4,523,408)	$291,638

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$222,924,222

Gross unrealized gain	2,560,604
Gross unrealized loss	(5,579,533)

Net unrealized security loss	$(3,018,929)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC MACRO FUND†

Consolidated Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 20.6%
Argentinian Peso – 0.8%
Republic of Argentina
ARS	1,710,000	22.507	%(a)	10/09/17	$ 102,152
	4,010,000	22.281	(a)	03/01/18	238,602
	600,000	22.750		03/05/18	36,157
	180,000	21.980	(a)	03/11/19	10,666
	50,000	18.200		10/03/21	3,181
	180,000	16.000		10/17/23	11,537
	70,000	15.500		10/17/26	4,659

					406,954

Brazilian Real – 1.4%
Brazil Notas do Tesouro Nacional
BRL	2,253,963	6.000		08/15/50	707,854

Dominican Peso – 0.3%
Dominican Republic
DOP	6,700,000	11.375		07/06/29	142,490

Hungarian Forint – 3.5%
Hungary Government Bond
HUF	174,800,000	3.000		06/26/24	670,018
	120,740,000	5.500		06/24/25	533,868
	102,510,000	2.750		12/22/26	369,123
	53,530,000	3.000		10/27/27	195,956
	15,280,000	3.250		10/22/31	54,016

					1,822,981

Japanese Yen – 8.4%
Japanese Government CPI Linked Bond
JPY	471,670,389	0.100		03/10/26	4,379,332

Mexican Peso – 0.4%
United Mexican States
MXN	3,006,300	8.000		11/07/47	181,762

Russian Ruble – 3.5%
Russian Federation Bond
RUB	18,500,000	7.400		12/07/22	308,190
	13,510,000	7.750		09/16/26	229,209
	9,200,000	7.050		01/19/28	148,354
	38,120,000	8.500		09/17/31	685,624
	27,460,000	7.700		03/23/33	457,356

					1,828,733

South African Rand – 2.3%
Republic of South Africa
ZAR	4,140,000	8.000		01/31/30	286,183
	3,630,000	8.250		03/31/32	250,194
	460,000	8.875		02/28/35	32,649
	8,110,000	8.500		01/31/37	549,740
	740,000	8.750		01/31/44	50,440
	540,000	8.750		02/28/48	36,820

					1,206,026

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $10,427,072)					$10,676,132

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 9.8%
Collateralized Mortgage Obligations – 9.8%
Interest Only(b) – 1.9%
FHLMC STRIPS Series 304, Class C45
$408,615	3.000%	12/15/27	$ 38,305
FNMA REMIC Series 2015-34, Class LS(a)
740,356	4.884	06/25/45	143,181
GNMA REMIC Series 2013-183, Class NI
715,890	4.500	10/20/42	95,377
GNMA REMIC Series 2014-133, Class NI
527,666	5.000	09/20/44	110,949
GNMA REMIC Series 2015-129, Class IC
832,582	4.500	09/16/45	138,222
GNMA REMIC Series 2015-14, Class IO
992,399	5.000	10/20/44	209,456
GNMA REMIC Series 2015-63, Class IY
841,829	4.000	05/20/45	141,989
GNMA REMIC Series 2015-95, Class GI
635,419	4.500	07/16/45	134,777

			1,012,256

Inverse Floaters(a) – 7.9%
FHLMC REMIC Series 3852, Class SW
709,826	4.841	05/15/41	113,755
FHLMC REMIC Series 4314, Class SE
1,441,096	4.891	03/15/44	254,553
FHLMC REMIC Series 4372, Class SH
1,393,953	4.941	08/15/44	245,895
FHLMC REMIC Series 4431, Class ST
787,216	4.941	01/15/45	163,423
FHLMC REMIC Series 4583, Class ST
862,175	4.841	05/15/46	168,256
FNMA REMIC Series 2013-96, Class SW
395,144	4.884	09/25/43	63,631
FNMA REMIC Series 2014-19, Class MS
372,598	5.384	11/25/39	44,862
FNMA REMIC Series 2014-74, Class SC
1,515,580	4.884	11/25/44	268,143
FNMA REMIC Series 2015-20, Class ES
774,980	4.934	04/25/45	163,829
FNMA REMIC Series 2015-22, Class DS
760,843	4.984	04/25/45	160,642
FNMA REMIC Series 2015-79, Class SA
614,167	5.034	11/25/45	102,071
FNMA REMIC Series 2015-82, Class MS
872,041	4.484	11/25/45	127,592
FNMA REMIC Series 2015-86, Class BS
342,738	4.484	11/25/45	49,346
GNMA REMIC Series 2010-1, Class SD
91,024	4.578	01/20/40	14,705
GNMA REMIC Series 2010-20, Class SE
1,282,500	5.038	02/20/40	216,531
GNMA REMIC Series 2010-31, Class SA
587,525	4.538	03/20/40	88,230
GNMA REMIC Series 2010-37, Class SG
412,400	4.488	03/20/40	60,984
GNMA REMIC Series 2010-68, Class SD
684,310	5.368	06/20/40	125,295
GNMA REMIC Series 2010-85, Class SN
343,591	4.728	07/20/40	63,084

GOLDMAN SACHS STRATEGIC MACRO FUND†

Consolidated Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – (continued)
GNMA REMIC Series 2010-90, Class ES
$218,213	4.738%	07/20/40	$ 34,521
GNMA REMIC Series 2013-113, Class SA
369,122	5.488	08/20/43	69,278
GNMA REMIC Series 2013-134, Class DS
200,704	4.888	09/20/43	32,875
GNMA REMIC Series 2013-91, Class SP
558,209	5.088	01/20/42	70,147
GNMA REMIC Series 2014-133, Class BS
459,682	4.388	09/20/44	65,627
GNMA REMIC Series 2014-41, Class SA
236,750	4.888	03/20/44	39,757
GNMA REMIC Series 2015-110, Class MS
1,014,165	4.498	08/20/45	154,191
GNMA REMIC Series 2015-111, Class SM
603,506	4.988	08/20/45	103,332
GNMA REMIC Series 2015-112, Class SB
579,523	4.528	08/20/45	88,402
GNMA REMIC Series 2015-123, Class SE
585,576	4.508	09/20/45	87,130
GNMA REMIC Series 2015-126, Class HS
1,171,165	4.988	09/20/45	195,705
GNMA REMIC Series 2015-141, Class HS
266,240	4.988	10/20/45	44,516
GNMA REMIC Series 2015-142, Class SA
730,374	4.508	10/20/45	109,259
GNMA REMIC Series 2015-168, Class SD
310,791	4.988	11/20/45	51,254
GNMA REMIC Series 2015-64, Class SG
1,551,237	4.388	05/20/45	267,071
GNMA REMIC Series 2016-6, Class S
657,290	4.438	01/20/46	96,602
GNMA REMIC Series 2016-6, Class SB
697,508	4.438	01/20/46	101,465

			4,105,959

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $5,066,666)			$5,118,215

Asset-Backed Securities(a)(c) – 0.0%
Collateralized Loan Obligation – 0.0%
OFSI Fund VII Ltd. Series 2014-7A, Class B
1	3.153%	10/18/26	$ 1
(Cost $—)

U.S. Treasury Obligations – 30.4%
United States Treasury Bond
$1,580,000	3.000%	05/15/47	$1,631,271
United States Treasury Inflation Indexed Bonds
899,054	0.125	04/15/18	896,248
782,588	0.125	04/15/19	783,159
208,814	0.125	04/15/20	209,213
2,794,250	1.125	01/15/21	2,902,276
1,031,626	0.125	04/15/21	1,030,656
514,855	0.125	07/15/24	506,138
206,456	0.250	01/15/25	202,942
515,510	0.375	07/15/25	512,005
1,183,339	0.625	01/15/26	1,191,788
50,644	0.875	02/15/47	49,228

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Note
$500,000	2.250%	11/15/25	$ 500,155
United States Treasury Strip Coupon(d)
1,000,000	0.000	05/15/35	613,480
2,600,000	0.000	11/15/35	1,570,348
1,300,000	0.000	05/15/36	773,045
4,100,000	0.000	08/15/36	2,414,203

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,416,721)			$15,786,155

Notional Amount	Exercise Price	Expiration Date	Value
Option Contracts Purchased – 0.2%
Options on Foreign Currency — 0.1%
Citibank NA
Call USD 670,000
Put CAD 918,302	$ 1.37	08/09/17	$ 108
Citibank NA
Put USD 670,000
Call CAD 918,302	1.37	08/09/17	38,940
Morgan Stanley & Co. LLC
Call AUD 506,000
Put USD 384,560	0.76	08/04/17	6,321
Morgan Stanley & Co. LLC
Call AUD 1,518,000
Put USD 1,184,040	0.78	08/04/17	4,579
JPMorgan Securities, Inc.
Put EUR 1,104,000
Call CHF 1,175,760	1.07	02/09/18	8,893

Contracts	Exercise Price	Expiration Date	Value
Options on Futures — 0.1%
Morgan Stanley & Co. LLC Call - Eurodollar
59	$ 98.13	09/15/17	11,800
Morgan Stanley & Co. LLC Call - Eurodollar
59	98.13	09/15/17	28,762
Morgan Stanley & Co. LLC Put - Eurodollar
118	98.50	09/18/17	1,475
Morgan Stanley & Co. LLC Put - Eurodollar
58	98.13	12/15/17	15,950
Morgan Stanley & Co. LLC Put - Eurodollar
58	97.63	12/15/17	1,813
Morgan Stanley & Co. LLC Put - Eurodollar
118	98.13	09/18/17	738

Notional Amount	Exercise Rate	Expiration Date	Value
Interest Rate Swaptions — 0.0%
Morgan Stanley & Co. LLC Put - OTC - 10 year Interest Rate Swap
1,850,000	0.700%	10/23/17	$ 3,971
Bank of America Securities LLC Put - OTC - 1 year Interest Rate Swap
2,200,000	2.250	08/08/17	640

TOTAL OPTION CONTRACTS PURCHASED — 0.2%
(Cost $178,683)			$ 123,990

GOLDMAN SACHS STRATEGIC MACRO FUND†

Consolidated Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Shares	Distribution Rate		Value
Investment Company(a)(e) – 20.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,530,781	0.845%		$ 10,530,781
(Cost $10,530,781)

TOTAL INVESTMENTS — 81.3% (Cost $42,619,923)			$ 42,235,274

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (26.6)%
Citigroup Reverse Repurchase Agreement
$(3,457,500)	0.930%	05/30/18	$ (3,457,500)
(3,457,500)	0.990	05/30/19	(3,457,500)
(3,457,500)	0.970	05/30/19	(3,457,500)
(3,457,500)	0.940	05/30/19	(3,457,500)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(13,830,000))			$(13,830,000)

OTHER ASSETS IN EXCESS OF LIABILITIES – 45.3%			23,535,272

NET ASSETS – 100.0%			$ 51,940,546

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1, which represents approximately 0.0% of net assets as of June 30, 2017.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an Affiliated fund.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso

MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
HIBOR	— Hong Kong Interbank Offered Rate
IBR	— Interbank Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	— Mumbai Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
OTC	— Over the Counter
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SHIBOR	— Shanghai Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TELBOR	— Tel Aviv Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

†	Formerly known as Goldman Sachs Fixed Income Macro Strategies Fund. Effective June 20, 2017, the Fund changed its name to the Goldman Sachs Strategic Macro Fund.

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA	AUD	415,000	NZD	435,254	$318,641	09/20/17	$166
	AUD	896,857	USD	674,098	689,051	07/27/17	14,953
	AUD	292,666	USD	221,525	224,850	07/28/17	3,326
	AUD	522,627	USD	398,543	401,474	08/09/17	2,930
	AUD	4,311,276	USD	3,267,924	3,310,239	09/20/17	42,315
	BRL	3,817,872	USD	1,148,000	1,151,110	07/05/17	3,110
	CAD	966,846	USD	708,101	745,783	07/14/17	37,681
	CAD	7,226,356	USD	5,410,292	5,579,637	09/20/17	169,345
	CHF	109,000	USD	112,803	114,112	08/30/17	1,310
	CLP	69,344,853	USD	103,275	104,287	08/30/17	1,012
	CNH	7,744,984	USD	1,128,992	1,135,437	09/20/17	6,445
	CNY	294,843	USD	42,799	43,230	09/28/17	430
	COP	196,996,000	USD	63,939	64,002	09/14/17	63
	CZK	10,059,092	EUR	376,295	439,956	07/03/17	10,105
	CZK	16,538,061	EUR	616,896	723,695	07/10/17	18,731
	CZK	47,931,745	EUR	1,816,748	2,107,092	09/20/17	23,159
	CZK	7,706,721	EUR	288,241	338,813	09/21/17	8,162
	CZK	8,478,390	EUR	315,000	373,065	10/03/17	11,474
	CZK	8,410,689	EUR	315,000	371,265	11/09/17	8,907
	CZK	12,541,592	EUR	468,872	554,184	11/21/17	14,449
	CZK	3,684,153	EUR	137,602	162,808	11/22/17	4,401
	CZK	14,729,432	EUR	552,274	653,112	01/03/18	15,872
	EGP	599,175	USD	30,885	32,734	07/31/17	1,849
	EGP	627,802	USD	30,850	33,234	12/19/17	2,384
	EGP	189,454	USD	9,221	10,023	12/22/17	801
	EGP	465,980	USD	23,299	24,545	01/09/18	1,246
	EGP	503,208	USD	24,547	26,379	01/24/18	1,832
	EGP	633,149	USD	30,885	33,127	01/30/18	2,242
	EGP	598,982	USD	29,726	31,259	02/07/18	1,533
	EUR	56,726	AUD	84,232	65,068	09/20/17	394
	EUR	703,000	CHF	767,194	806,389	09/20/17	2,119
	EUR	142,000	GBP	124,500	162,884	09/20/17	321
	EUR	1,076,130	JPY	132,864,451	1,234,395	09/20/17	48,894
	EUR	228,000	NOK	2,177,098	261,532	09/20/17	346
	EUR	516,587	PLN	2,190,492	592,562	09/20/17	1,648
	EUR	3,881,502	USD	4,397,559	4,446,056	08/24/17	48,496
	EUR	2,284,127	USD	2,583,024	2,620,052	09/20/17	37,027
	GBP	100,408	CAD	169,275	131,106	09/20/17	405
	GBP	101,250	EUR	114,128	132,205	09/20/17	1,292
	GBP	3,868,695	USD	4,932,174	5,045,433	08/10/17	113,258
	GBP	1,036,008	USD	1,315,778	1,352,745	09/20/17	36,966
	HUF	138,279,760	USD	507,179	513,125	09/20/17	5,946
	INR	95,310,787	USD	1,455,880	1,472,282	07/14/17	16,404
	INR	4,146,694	USD	64,000	64,011	07/20/17	11
	INR	41,142,318	USD	634,570	634,808	07/24/17	238
	JPY	66,969,455	USD	595,996	597,543	09/20/17	1,548
	KRW	343,684,414	USD	297,133	300,201	07/13/17	3,068
	KRW	14,747,111	USD	12,862	12,883	07/31/17	21
	MXN	39,463,539	USD	2,138,482	2,146,729	09/20/17	8,247
	MYR	257,029	USD	59,326	59,657	07/27/17	331
	NOK	2,192,734	CAD	339,964	263,061	09/20/17	568
	NOK	2,675,724	CHF	305,000	321,005	09/20/17	1,266
	NOK	9,213,779	EUR	958,878	1,105,373	09/20/17	5,474
	NOK	1,721,000	USD	200,048	206,196	07/12/17	6,148
	NOK	2,686,479	USD	318,000	322,295	09/20/17	4,295

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA (continued)	NZD	673,027	USD	483,721	$492,931	07/28/17	$9,209
	NZD	3,005,478	USD	2,166,908	2,199,108	09/20/17	32,198
	PEN	554,268	USD	167,377	169,700	08/29/17	2,323
	PHP	16,139,390	USD	318,000	318,834	07/31/17	834
	PLN	1,410,899	EUR	331,005	380,607	09/20/17	922
	PLN	1,578,824	USD	420,437	425,927	08/30/17	5,489
	RUB	35,682,072	USD	595,458	602,421	07/20/17	6,963
	SEK	65,071,633	EUR	6,675,775	7,759,770	09/20/17	102,198
	SEK	1,872,187	NOK	1,819,998	223,258	09/20/17	4,913
	SEK	9,358,000	USD	1,058,317	1,111,559	07/12/17	53,243
	SEK	1,499,499	USD	172,647	178,815	09/20/17	6,167
	SGD	439,907	USD	317,000	319,934	09/20/17	2,934
	TRY	2,642,448	USD	730,123	733,873	09/20/17	3,749
	TWD	1,958,378	USD	63,501	64,444	07/11/17	943
	TWD	11,547,340	USD	379,120	379,916	07/20/17	796
	TWD	312,657	USD	10,254	10,284	07/31/17	30
	USD	200,559	ARS	3,231,000	193,728	07/06/17	6,830
	USD	239,337	ARS	3,901,167	232,998	07/13/17	6,340
	USD	4,451,985	BRL	14,451,288	4,357,147	07/05/17	94,839
	USD	1,843,631	BRL	6,171,000	1,828,023	10/03/17	15,608
	USD	64,000	CLP	42,350,080	63,792	07/03/17	208
	USD	96,000	CLP	63,722,784	95,946	07/17/17	54
	USD	127,002	CLP	83,997,860	126,448	07/24/17	554
	USD	256,026	CLP	169,729,280	255,254	08/30/17	773
	USD	377,061	CNH	2,569,695	376,724	09/20/17	336
	USD	126,339	COP	368,846,871	120,305	08/11/17	6,034
	USD	67,715	COP	200,877,699	65,263	09/14/17	2,453
	USD	224,995	EUR	196,109	224,951	09/20/17	44
	USD	89,984	HKD	701,231	89,898	07/28/17	86
	USD	304,152	HKD	2,355,174	302,403	09/29/17	1,749
	USD	774,206	HKD	5,998,242	770,231	10/03/17	3,975
	USD	1,238,000	HKD	9,590,910	1,231,715	10/10/17	6,285
	USD	1,432,683	HKD	11,084,498	1,426,977	03/27/18	5,706
	USD	695,000	HKD	5,383,585	693,339	05/11/18	1,661
	USD	159,000	IDR	2,119,470,000	158,600	07/21/17	400
	USD	165,942	IDR	2,214,125,847	165,542	07/31/17	400
	USD	169,774	IDR	2,274,376,640	169,571	08/25/17	203
	USD	646,411	INR	41,719,335	644,446	07/14/17	1,964
	USD	91,326	INR	5,905,352	91,159	07/20/17	167
	USD	158,428	INR	10,263,178	158,356	07/24/17	71
	USD	5,401,916	JPY	599,614,615	5,335,949	07/20/17	65,966
	USD	8,082,294	JPY	889,246,289	7,934,419	09/20/17	147,875
	USD	69,000	KRW	77,107,500	67,374	07/03/17	1,626
	USD	419,255	KRW	473,318,360	413,430	07/12/17	5,825
	USD	2,936,098	KRW	3,318,892,306	2,898,981	07/13/17	37,117
	USD	160,000	KRW	179,220,800	156,550	07/17/17	3,450
	USD	256,513	KRW	290,271,976	253,558	07/19/17	2,956
	USD	159,000	KRW	180,829,905	157,959	07/20/17	1,041
	USD	64,000	KRW	72,512,000	63,344	07/26/17	656
	USD	64,000	KRW	73,109,312	63,868	07/31/17	132
	USD	1,279,733	KRW	1,439,059,745	1,257,590	08/24/17	22,143
	USD	67,930	KRW	77,107,500	67,416	09/27/17	513
	USD	260,544	MXN	4,720,000	257,744	08/25/17	2,799
	USD	4,361,220	MXN	79,958,701	4,349,577	09/20/17	11,642
	USD	457,320	RUB	26,091,493	441,745	07/07/17	15,576
	USD	3,104,653	RUB	180,130,512	3,041,146	07/20/17	63,508
	USD	152,052	TRY	544,832	151,313	09/20/17	738
	USD	264,129	TWD	7,957,430	261,856	07/11/17	2,273
	USD	160,000	TWD	4,851,760	159,630	07/19/17	370
	USD	690,826	TWD	20,729,622	681,873	08/16/17	8,953
	USD	265,525	TWD	7,983,000	262,590	08/30/17	2,935
	USD	1,335,888	TWD	40,086,000	1,318,734	09/11/17	17,154
	USD	650,772	TWD	19,623,743	645,702	09/29/17	5,069
	USD	710,301	TWD	21,421,263	705,170	10/20/17	5,131
	USD	1,289,578	ZAR	16,649,734	1,262,083	08/17/17	27,496
	USD	507,422	ZAR	6,651,873	501,541	09/20/17	5,892

TOTAL							$1,603,451

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA	ARS	3,231,000	USD	198,167	$193,728	07/06/17	$(4,439)
	BRL	10,633,482	USD	3,229,153	3,206,056	07/05/17	(23,097)
	BRL	4,989,257	USD	1,505,944	1,495,053	08/02/17	(10,891)
	BRL	3,556,804	USD	1,067,789	1,058,946	09/05/17	(8,843)
	CHF	1,505,194	EUR	1,387,812	1,577,936	09/20/17	(13,980)
	CLP	42,350,080	USD	64,142	63,792	07/03/17	(351)
	CLP	42,234,880	USD	64,000	63,592	07/17/17	(408)
	CLP	363,513,106	USD	547,252	546,681	08/30/17	(570)
	COP	1,085,001,845	USD	368,646	353,890	08/11/17	(14,756)
	COP	692,363,732	USD	234,839	224,941	09/14/17	(9,898)
	EGP	590,352	USD	33,990	31,550	11/03/17	(2,441)
	EGP	530,700	USD	29,000	28,327	11/09/17	(673)
	EUR	68,350	CAD	101,568	78,402	09/20/17	(20)
	EUR	382,620	CZK	10,059,092	437,077	07/03/17	(2,879)
	EUR	1,236,134	CZK	32,322,034	1,417,931	09/20/17	(2,956)
	EUR	106,113	HUF	32,822,749	121,718	09/20/17	(79)
	EUR	1,853,269	SEK	17,902,615	2,125,829	09/20/17	(9,053)
	EUR	374,685	USD	429,213	429,182	08/24/17	(31)
	EUR	140,000	USD	160,593	160,590	09/20/17	(3)
	HKD	2,578,355	USD	331,453	331,085	10/03/17	(368)
	HUF	64,223,100	EUR	207,959	238,317	09/20/17	(226)
	IDR	13,133,739,021	USD	982,743	979,217	08/25/17	(3,526)
	INR	56,695,388	USD	879,000	875,783	07/14/17	(3,217)
	INR	21,531,894	USD	333,093	332,228	07/24/17	(865)
	INR	31,032,160	USD	480,000	478,485	07/31/17	(1,515)
	JPY	91,149,367	EUR	727,660	813,292	09/20/17	(21,383)
	JPY	109,534,000	USD	986,815	974,740	07/20/17	(12,076)
	JPY	608,113,013	USD	5,472,259	5,425,972	09/20/17	(46,293)
	KRW	77,107,500	USD	67,840	67,374	07/03/17	(467)
	KRW	463,177,004	USD	409,655	404,572	07/12/17	(5,083)
	KRW	2,568,801,411	USD	2,276,984	2,243,792	07/13/17	(33,191)
	KRW	1,093,758,889	USD	960,218	955,426	07/20/17	(4,792)
	KRW	722,962,457	USD	636,000	631,554	07/26/17	(4,446)
	KRW	109,627,200	USD	96,000	95,769	07/31/17	(231)
	KRW	861,664,884	USD	759,712	753,368	09/27/17	(6,343)
	MXN	918,267	USD	50,688	50,144	08/25/17	(545)
	MXN	57,822,017	USD	3,185,155	3,145,391	09/20/17	(39,764)
	NOK	5,035,445	CAD	786,075	604,100	09/20/17	(2,847)
	NOK	37,323,355	EUR	3,932,469	4,477,667	09/20/17	(33,147)
	NZD	444,000	CAD	423,604	324,874	09/20/17	(2,200)
	PHP	18,083,608	USD	363,052	356,005	09/14/17	(7,047)
	PLN	20,377,087	EUR	4,833,712	5,496,971	09/20/17	(47,631)
	RUB	94,041,716	USD	1,623,414	1,587,707	07/20/17	(35,707)
	TRY	3,095,629	USD	864,000	859,732	09/20/17	(4,268)
	TWD	4,838,686	USD	160,000	159,227	07/11/17	(773)
	TWD	9,634,154	USD	320,000	316,991	07/17/17	(3,009)
	TWD	9,647,675	USD	318,000	317,415	07/20/17	(585)
	TWD	4,409,763	USD	145,825	145,053	08/17/17	(772)
	USD	578,467	AUD	770,326	591,838	07/27/17	(13,370)
	USD	157,241	AUD	205,337	157,757	07/28/17	(516)
	USD	570,229	AUD	749,841	576,017	08/09/17	(5,787)
	USD	3,808,020	AUD	5,040,389	3,870,059	09/20/17	(62,041)
	USD	663,731	CAD	905,891	698,764	07/14/17	(35,033)
	USD	190,749	CAD	251,888	194,381	08/09/17	(3,632)
	USD	550,011	CAD	734,776	567,031	08/10/17	(17,020)
	USD	5,429,725	CAD	7,178,790	5,542,910	09/20/17	(113,184)

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (continued)	USD	102,621	CHF	99,162	$103,813	08/30/17	$(1,191)
	USD	639,000	CHF	610,373	639,871	09/20/17	(871)
	USD	128,000	CLP	85,138,944	128,192	07/17/17	(192)
	USD	1,261,587	CNH	8,648,335	1,267,871	09/20/17	(6,284)
	USD	4,437,157	EUR	3,916,863	4,486,561	08/24/17	(49,404)
	USD	3,938,577	EUR	3,485,142	3,997,698	09/20/17	(59,119)
	USD	5,206,369	GBP	4,078,807	5,319,455	08/10/17	(113,088)
	USD	7,207,909	GBP	5,633,506	7,355,831	09/20/17	(147,926)
	USD	1,666,600	HUF	459,143,899	1,701,386	08/17/17	(34,786)
	USD	515,049	INR	33,930,134	524,125	07/14/17	(9,076)
	USD	96,000	JPY	10,769,145	96,089	09/20/17	(89)
	USD	151,280	KRW	173,215,600	151,320	07/31/17	(40)
	USD	64,000	MXN	1,179,030	64,137	09/20/17	(137)
	USD	58,770	MYR	254,619	59,047	08/17/17	(278)
	USD	194,227	NOK	1,670,924	200,196	07/12/17	(5,969)
	USD	63,674	NOK	538,837	64,644	09/20/17	(970)
	USD	503,108	NZD	700,000	512,686	07/28/17	(9,579)
	USD	3,043,418	NZD	4,208,205	3,079,143	09/20/17	(35,725)
	USD	440,354	PLN	1,653,618	446,104	08/30/17	(5,750)
	USD	151,995	PLN	574,056	154,859	09/20/17	(2,863)
	USD	96,000	RUB	5,707,200	96,355	07/20/17	(355)
	USD	1,037,897	SEK	9,180,721	1,090,502	07/12/17	(52,605)
	USD	134,539	SEK	1,145,726	136,628	09/20/17	(2,089)
	USD	698,962	SGD	967,087	703,340	09/20/17	(4,377)
	USD	223,000	TRY	805,332	223,661	09/20/17	(661)
	USD	277,087	TWD	8,460,402	278,407	07/11/17	(1,320)
	USD	159,000	TWD	4,835,031	159,076	07/20/17	(76)
	USD	448,000	TWD	13,652,192	449,071	07/31/17	(1,071)
	USD	1,095,136	TWD	33,412,601	1,099,063	08/17/17	(3,927)
	USD	64,000	ZAR	849,312	64,037	09/20/17	(37)
	ZAR	7,483,705	USD	573,340	564,259	09/20/17	(9,072)

TOTAL							$(1,237,195)

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	96	September 2017	$8,238,376	$(50,708)
Eurodollars	(63)	December 2018	(15,466,500)	(15,879)
Japan 10 Year Government Bonds	(2)	September 2017	(2,669,215)	5,416
Primary Aluminum	(13)	September 2017	(623,837)	(9,524)
S&P 500 E-Mini Index	(57)	September 2017	(6,899,565)	26,689
20 Year U.S. Treasury Bonds	(109)	September 2017	(16,751,938)	(137,435)
Ultra 10 Year U.S. Treasury Notes	(13)	September 2017	(1,752,563)	2,730
Ultra Long U.S. Treasury Bonds	5	September 2017	829,375	(1,728)
Wheat	(55)	September 2017	(1,446,500)	(119,888)
Zinc	23	September 2017	1,587,000	103,737
Zinc	(17)	September 2017	(1,173,000)	(123,454)
2 Year U.S. Treasury Notes	(78)	September 2017	(16,856,531)	19,389
5 Year U.S. Treasury Notes	(675)	September 2017	(79,539,258)	171,145
10 Year U.S. Treasury Notes	535	September 2017	67,159,219	(160,968)

TOTAL				$(290,478)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	COP	2,202,600	07/06/17	Colombia IBR Overnight Interbank	7.170%	$—	$(2,799)
	BRL	6,660	01/02/18	11.830%	1 month Brazilian Interbank Deposit Average	—	25,120
	KRW	1,469,620	08/12/18	1.205	3 month KWCDC	—	(4,829)
		1,486,990	08/12/18	1.213	3 month KWCDC	—	(4,765)
		978,030	11/28/18	1.650	3 month KWCDC	—	1,399

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC (continued)	BRL	3,310		01/02/19	1 month Brazilian Interbank Deposit Average	11.720%	$—	$(30,833)
		5,170		01/02/19	1 month Brazilian Interbank Deposit Average	11.350	—	(41,437)
	ILS	3,460		06/21/20	0.650	3 month TELBOR	(79)	(7,667)
	BRL	1,350		01/04/21	9.956	1 month Brazilian Interbank Deposit Average	—	(1,055)
	CNY	1,790		03/15/22	3.600	3 month SHIBOR	(1,926)	124
		4,650		06/21/22	4.000	3 month SHIBOR	(2,545)	9,649
	INR	36,100	(a)	09/20/22	6 month MIBOR	6.500%	25	(25)
Barclays Bank PLC	CNY	3,800		12/21/21	2.800%	3 month SHIBOR	(4,934)	(39,589)
		5,840		06/21/22	4.000	3 month SHIBOR	(1,085)	10,007
Citibank NA	BRL	4,280		01/02/18	1 month Brazilian Interbank Deposit Average	10.240	—	(3,728)
		4,940		01/02/18	1 month Brazilian Interbank Deposit Average	10.000	—	(2,940)
		6,380		01/02/18	1 month Brazilian Interbank Deposit Average	10.300	—	(6,260)
	KRW	1,472,970		08/30/18	1.240	3 month KWCDC	—	(4,358)
		1,493,270		09/22/18	1.277	3 month KWCDC	—	(4,143)
	BRL	3,360		01/02/19	12.645	1 month Brazilian Interbank Deposit Average	—	12,988
		1,610		01/02/19	1 month Brazilian Interbank Deposit Average	9.790%	—	(3,337)
		1,880		01/02/19	11.340%	1 month Brazilian Interbank Deposit Average	—	12,912
		3,040		01/02/19	1 month Brazilian Interbank Deposit Average	9.970	—	(8,579)
		6,120		01/02/19	1 month Brazilian Interbank Deposit Average	8.772	—	6,117
	THB	20,440		04/11/19	1.523	6 month Thai Reuters	—	(728)
		23,660		06/15/19	1.550	6 month Thai Reuters	(216)	(361)
	COP	1,113,460		08/04/19	6.665	Colombia IBR Overnight Interbank	—	14,246
	THB	15,390		09/21/19	1.641	6 month Thai Reuters	—	42
	BRL	770		01/02/20	10.155	1 month Brazilian Interbank Deposit Average	—	2,934
		4,240		01/02/20	9.117	1 month Brazilian Interbank Deposit Average	—	(10,023)
	ILS	10,460		06/21/20	0.650	3 month TELBOR	(1,508)	(21,906)
	BRL	780		01/04/21	9.835	1 month Brazilian Interbank Deposit Average	—	(1,302)
		840		01/04/21	1 month Brazilian Interbank Deposit Average	11.605%	—	(9,245)
	CNY	3,260		12/20/21	2.800%	3 month SHIBOR	(2,645)	(16,107)
		2,560		12/21/21	2.800	3 month SHIBOR	(1,168)	(13,557)
		2,910		03/15/22	3.600	3 month SHIBOR	(5,163)	2,235
		5,540		06/21/22	4.000	3 month SHIBOR	(3,869)	12,275
	BRL	2,010		01/02/23	9.850	1 month Brazilian Interbank Deposit Average	—	(9,939)
		4,130		01/02/23	9.970	1 month Brazilian Interbank Deposit Average	—	(15,238)

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Credit Suisse International (London)		1,370		01/02/18	11.120%	1 month Brazilian Interbank Deposit Average	$—	$(15,565)
Deutsche Bank AG		50		01/02/18	11.750	1 month Brazilian Interbank Deposit Average	—	(282)
		1,220		01/02/18	11.150	1 month Brazilian Interbank Deposit Average	—	(13,520)
		1,520		01/02/18	11.450	1 month Brazilian Interbank Deposit Average	—	(12,587)
		4,250		01/02/18	1 month Brazilian Interbank Deposit Average	10.300	—	(4,170)
		6,380		01/02/18	1 month Brazilian Interbank Deposit Average	10.050	—	(4,039)
	KRW	1,617,300		09/09/18	1.235%	3 month KWCDC	—	(5,012)
	BRL	1,020		01/02/19	1 month Brazilian Interbank Deposit Average	10.140	—	(3,541)
		1,680		01/02/19	11.345	1 month Brazilian Interbank Deposit Average	—	12,010
		1,980		01/02/19	1 month Brazilian Interbank Deposit Average	10.030	—	(5,848)
	COP	2,311,520		09/24/19	Colombia IBR Overnight Interbank	5.340	—	(8,508)
	BRL	700		01/02/20	10.165	1 month Brazilian Interbank Deposit Average	—	2,071
		1,400		01/02/20	10.050	1 month Brazilian Interbank Deposit Average	—	3,087
		2,110		01/02/20	9.766	1 month Brazilian Interbank Deposit Average	—	1,698
		2,700	(a)	01/02/20	11.840	1 month Brazilian Interbank Deposit Average	—	9,139
		3,670	(a)	01/02/20	11.750	1 month Brazilian Interbank Deposit Average	—	11,699
	THB	13,130		05/19/20	1.765	6 month Thai Reuters	—	479
	BRL	2,100		01/04/21	1 month Brazilian Interbank Deposit Average	13.927	—	(59,061)
		3,360		01/04/21	1 month Brazilian Interbank Deposit Average	10.950%	—	(24,267)
		490		01/02/23	1 month Brazilian Interbank Deposit Average	13.602	—	(14,402)
		980		01/02/23	10.074%	1 month Brazilian Interbank Deposit Average	—	(3,034)

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank AG (continued)		1,260		01/02/23	1 month Brazilian Interbank Deposit Average	13.855%	$—	$(40,070)
	MXN	13,080		12/05/23	6.710	Mexico Interbank TIIE 28 Days	—	(8,459)
	BRL	1,680		01/02/25	1 month Brazilian Interbank Deposit Average	12.340	—	(27,045)
		2,600		01/02/25	14.335	1 month Brazilian Interbank Deposit Average	—	101,282
	COP	422,480		11/17/26	Colombia IBR Overnight Interbank	6.960	—	(10,489)
	ZAR	14,640	(a)	02/27/35	9.040	3 month JIBAR	—	2,652
		45,320	(a)	02/27/45	3 month JIBAR	6.765	—	29,649
Deutsche Bank Securities, Inc.	THB	17,480		06/15/19	1.645	6 month Thai Reuters	—	537
JPMorgan Securities, Inc.	BRL	2,640		01/02/19	1 month Brazilian Interbank Deposit Average	9.800	—	(5,589)
		2,650		01/02/19	1 month Brazilian Interbank Deposit Average	9.790	—	(5,433)
	KRW	1,154,150		02/02/19	1.473	3 month KWCDC	—	(1,485)
	THB	30,790		04/19/19	1.554	6 month Thai Reuters	—	(736)
	BRL	760		01/02/20	10.160	1 month Brazilian Interbank Deposit Average	—	2,917
		1,850		01/02/20	9.833	1 month Brazilian Interbank Deposit Average	—	1,808
		2,980		01/02/20	10.260	1 month Brazilian Interbank Deposit Average	—	13,121
		3,880	(a)	01/02/20	11.870	1 month Brazilian Interbank Deposit Average	—	13,388
		7,960		01/02/20	12.480	1 month Brazilian Interbank Deposit Average	—	117,627
	ILS	1,850		06/21/20	0.650	3 month TELBOR	(227)	(3,915)
	BRL	3,810		01/04/21	1 month Brazilian Interbank Deposit Average	13.720	—	(98,977)
		8,930		01/04/21	1 month Brazilian Interbank Deposit Average	15.568	—	(373,374)
	THB	25,850		02/03/21	1.888	6 Month Thai Reuters	—	3,383
		22,290		02/19/21	1.875	6 Month Thai Reuters	—	2,353
	CNY	7,660		03/15/22	3.600	3 month SHIBOR	(4,805)	(2,917)
		3,650		06/21/22	4.000	3 month SHIBOR	(2,231)	7,808
	INR	27,990	(a)	09/20/22	6 month MIBOR	6.500	(167)	167
	BRL	1,690		01/02/23	13.760%	1 month Brazilian Interbank Deposit Average	—	51,671
		3,690		01/02/23	15.470	1 month Brazilian Interbank Deposit Average	—	172,926
Morgan Stanley & Co. International PLC	COP	4,758,470		08/01/17	7.339	Colombia IBR Overnight Interbank	—	8,367
	BRL	3,820		01/02/18	1 month Brazilian Interbank Deposit Average	10.055%	—	(2,458)
		5,050		01/02/18	1 month Brazilian Interbank Deposit Average	10.020	—	(2,772)

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley & Co. International PLC (continued)		7,200		01/02/18	1 month Brazilian Interbank Deposit Average	13.380%	$—	$(46,557)
		8,470		01/02/18	1 month Brazilian Interbank Deposit Average	10.268	—	(7,716)
	KRW	2,475,720		09/09/18	1.235	3 month KWCDC	—	(7,686)
		1,729,550		11/12/18	1.500	3 month KWCDC	(738)	(78)
		809,330		11/24/18	1.505	3 month KWCDC	—	(366)
	BRL	410		01/02/19	12.610	1 month Brazilian Interbank Deposit Average	—	4,891
		1,990		01/02/19	1 month Brazilian Interbank Deposit Average	10.030	—	(5,877)
		2,020		01/02/19	1 month Brazilian Interbank Deposit Average	10.040	—	(6,165)
		2,600		01/02/19	14.080	1 month Brazilian Interbank Deposit Average	—	53,443
	BRL	4,220		01/02/19	15.475	1 month Brazilian Interbank Deposit Average	—	122,861
		1,250		01/02/20	9.780	1 month Brazilian Interbank Deposit Average	—	1,115
		1,390		01/02/20	10.055	1 month Brazilian Interbank Deposit Average	—	3,109
		1,410		01/02/20	10.080	1 month Brazilian Interbank Deposit Average	—	3,446
		1,670		01/02/20	9.680	1 month Brazilian Interbank Deposit Average	—	409
		920		01/04/21	11.870	1 month Brazilian Interbank Deposit Average	—	11,861
		1,320		01/04/21	9.883	1 month Brazilian Interbank Deposit Average	—	(1,679)
		1,370		01/04/21	11.845	1 month Brazilian Interbank Deposit Average	—	17,394
		2,260		01/04/21	1 month Brazilian Interbank Deposit Average	11.410	—	(2,713)
	INR	52,430	(a)	09/20/22	6 month MIBOR	6.200%	(1,660)	1,625
	BRL	2,110		01/02/23	9.900%	1 month Brazilian Interbank Deposit Average	—	(9,321)

TOTAL							$(34,941)	$(210,422)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$700		04/14/18	3 month LIBOR	1.655%	$2	$3,759
HUF	130,750		06/09/18	6 month BUBOR	1.860	1	(7,874)
SEK	48,130		06/15/18	0.050%	3 month STIBOR	27,110	1,182
	48,130		06/15/18	0.050	3 month STIBOR	—	1,301
MXN	90,450		06/20/18	Mexico Interbank TIIE 28 Days	7.250	(1,560)	(1,229)
GBP	60,680		06/21/18	0.590	6 month GBP	2,756	—
SEK	37,790	(a)	09/15/18	0.330	3 month STIBOR	(83,764)	86,486
	$11,320		10/05/18	3 month LIBOR	1.500	339	(10,293)
MXN	17,800		11/22/18	Mexico Interbank TIIE 28 Days	4.620	6	33,358
EUR	13,910	(a)	03/14/19	0.010	6 month EURO	240	16,463
CHF	15,970	(a)	03/29/19	0.554	6 month CHFOR	(35,822)	29,343
	$11,400	(a)	05/11/19	3 month LIBOR	1.826	(1,330)	(9,362)
SEK	37,770	(a)	06/29/19	0.100	3 month STIBOR	32	(2,882)
MXN	107,350	(a)	08/19/19	5.800	Mexico Interbank TIIE 28 Days	35	(36,716)
NOK	19,840	(a)	09/20/19	1.000	3 month NIBOR	(5,523)	(1,809)
CAD	73,750	(a)	09/20/19	1.250	6 month CDOR	(77,654)	(198,123)
	$9,530	(a)	09/20/19	3 month LIBOR	1.750	(28,148)	13,653
AUD	12,190	(a)	09/20/19	6 month AUDOR	1.800	10,438	28,899
MXN	21,960		09/23/19	Mexico Interbank TIIE 28 Days	5.480	7	36,210
	$56,530	(a)	12/20/19	2.250	3 month LIBOR	113,938	87,987
MXN	22,980	(a)	09/16/20	7.450	Mexico Interbank TIIE 28 Days	9,191	17,344
HUF	106,500		12/16/20	2.415	6 month BUBOR	(4,687)	(23,824)
EUR	17,550	(a)	02/11/21	0.250	6 month EURO	2,368	(17,143)
	$11,710	(a)	02/11/21	3 month LIBOR	2.250	24,542	(76,723)
GBP	3,050	(a)	03/11/21	6 month GBP	1.000	(1,004)	5,168
MXN	57,660	(a)	08/16/21	Mexico Interbank TIIE 28 Days	6.010	449	31,791
	$1,800		09/06/21	3 month LIBOR	1.515	14	31,688
	900		09/13/21	3 month LIBOR	1.579	7	13,485
	900		10/28/21	3 month LIBOR	1.870	7	2,064
	700		10/31/21	3 month LIBOR	1.890	5	935
	600		11/09/21	3 month LIBOR	1.873	5	1,197
	600		11/14/21	3 month LIBOR	2.015	5	(3,183)
CZK	630		12/21/21	0.368	6 month PRIBOR	(145)	(524)
MXN	1,760		03/09/22	5.500	Mexico Interbank TIIE 28 Days	(1,878)	(3,295)
HKD	30,556		06/21/22	3 month HIBOR	2.250	(40,604)	(61,860)
MXN	16,560	(a)	08/11/22	7.370	Mexico Interbank TIIE 28 Days	7	5,996
	81,930	(a)	09/14/22	7.400	Mexico Interbank TIIE 28 Days	48,597	70,101
	99,680	(a)	09/15/22	7.500	Mexico Interbank TIIE 28 Days	(22,321)	66,560
SEK	72,640	(a)	09/20/22	0.250	3 month STIBOR	(16,153)	(96,501)
EUR	16,330	(a)	09/20/22	0.250	6 month EURO	68,962	(142,767)
CAD	3,920	(a)	09/20/22	1.500	6 month CDOR	(12,514)	(31,673)
AUD	2,790	(a)	09/20/22	2.250	6 month AUDOR	(4,403)	(27,096)
	$28,650	(a)	09/20/22	3 month LIBOR	2.000	(139,972)	131,056
AUD	3,190	(a)	09/20/22	6 month AUDOR	2.250	4,865	31,151
EUR	1,860	(a)	09/20/22	6 month EURO	0.250	(5,649)	14,056
CZK	89,040	(a)	09/20/22	6 month PRIBOR	1.038	(19,882)	17,778
	$2,680	(a)	07/03/23	3 month LIBOR	2.142	(174)	975
MXN	19,690	(a)	09/11/24	7.350	Mexico Interbank TIIE 28 Days	5,972	16,820
	3,320		11/20/24	Mexico Interbank TIIE 28 Days	5.955	2	11,566
HUF	51,240		06/19/25	6 month BUBOR	3.580	2	(24,570)
	79,720		07/09/25	6 month BUBOR	3.280	3	(39,970)

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	MXN	7,150	(a)	08/07/25	Mexico Interbank TIIE 28 Days	7.430%	$4	$(1,585)
		43,410	(a)	09/11/25	Mexico Interbank TIIE 28 Days	7.600	(10,771)	(11,231)
		$1,800		09/06/26	1.740	3 month LIBOR	20	(47,583)
		900		09/13/26	1.780	3 month LIBOR	10	(20,849)
		900		10/28/26	2.023	3 month LIBOR	10	(1,417)
		700		10/31/26	2.034	3 month LIBOR	8	(389)
		600		11/09/26	2.045	3 month LIBOR	7	398
		600		11/14/26	2.239	3 month LIBOR	7	12,115
	EUR	6,930	(a)	01/12/27	1.330	6 month EURO	(53,650)	10,382
	GBP	1,290		01/15/27	6 month GBP	3.630	7,686	(45,496)
	MXN	4,530		03/03/27	Mexico Interbank TIIE 28 Days	7.500	3,775	(10,126)
	GBP	1,460		03/15/27	6 month GBP	3.530	(8,126)	(10,365)
		18,570	(a)	03/16/27	1.600	6 month GBP	10,476	(120,177)
	MXN	9,620		06/09/27	Mexico Interbank TIIE 28 Days	7.500	(7,539)	(5,462)
	EUR	3,610	(a)	06/15/27	1.750	6 month EURO	58,159	(15,627)
	GBP	370		06/15/27	3.336	6 month GBP	3	(4,293)
		$940		06/21/27	3 month LIBOR	2.250	4,021	(3,193)
	EUR	8,750	(a)	09/20/27	1.000	6 month EURO	192,699	(139,888)
		$2,130	(a)	09/20/27	2.500	3 month LIBOR	68,349	(29,257)
	GBP	6,190	(a)	09/20/27	6 month GBP	1.500	(272,166)	184,994
		$1,350	(a)	12/21/27	3 month LIBOR	2.750	(8,811)	3,186
	AUD	1,020	(a)	12/21/27	6 month AUDOR	3.500	(8,845)	6,940
		$10,120	(a)	07/03/28	2.377	3 month LIBOR	133	(23,422)
		8,260	(a)	12/20/28	3 month LIBOR	2.790	(162,273)	(80,955)
	GBP	1,510	(a)	09/15/31	3.230	6 month GBP	(105,637)	3,202
		820		12/21/31	6 month GBP	1.500	(96,407)	101,654
		5,370	(a)	01/11/32	6 month GBP	1.940	44,078	(24,225)
		1,180		01/15/32	3.723	6 month GBP	(8,519)	71,727
		470	(a)	02/01/32	6 month GBP	2.080	8	(1,927)
		1,330		03/15/32	3.610	6 month GBP	16,754	12,474
		1,450	(a)	09/20/32	6 month GBP	1.500	(32,618)	53,099
		$6,300		09/09/36	3 month LIBOR	1.231	36,965	881,147
	GBP	12,970	(a)	03/17/37	6 month GBP	1.750	59,815	217,902
	EUR	620	(a)	06/16/37	2.000	6 month EURO	(286)	(5,135)
		$810	(a)	06/16/37	3 month LIBOR	2.750	1,454	470
	JPY	24,840	(a)	06/16/37	6 month JYOR	0.750	6,043	37
		55,620	(a)	09/20/37	6 month JYOR	0.750	(10,851)	3,285
	GBP	1,080		03/15/42	3.620%	6 month GBP	36,688	953
		990		03/15/47	6 month GBP	3.537%	(31,163)	650
	EUR	410	(a)	06/17/47	1.750	6 month EURO	1,516	(1,852)
		$960	(a)	06/17/47	3 month LIBOR	2.500	2,034	4,990
		1,400	(a)	09/20/47	3 month LIBOR	2.500	(19,934)	32,318
	GBP	360	(a)	09/20/47	6 month GBP	1.500	(10,634)	24,561
		$4,180	(a)	07/03/48	3 month LIBOR	2.560	96	16,374

TOTAL							$(480,692)	$1,029,359

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CROSS CURRENCY SWAP CONTRACTS

Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Termination Date	Receive	Pay	Unrealized Gain (Loss)*

Citibank NA	TRY	3,340,000	942,172	12/20/22	10.440%	3 month LIBOR	$4,821
		$580,000	580,000	12/20/27	3 month LIBOR	0.000%	495
Morgan Stanley & Co. International PLC	TRY	6,110,000	1,723,554	12/20/19	10.655	3 month LIBOR	10,043
		$470,000	470,000	12/20/27	3 month LIBOR	0.000	1,977

TOTAL							$17,336

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Notional Amount (000s)		Reference Security	Termination Date	Financing Fee(b)	Unrealized Gain (Loss)*

Citibank NA
	EGP	16,340	Egypt Treasury Bill	08/31/17	0.000%	$14,148
		6,250	Egypt Treasury Bill	03/08/18	0.000	4,288
Credit Suisse International (London)	BRL	92	Notas do Tesouro Nacional Series B 6.000%, 08/15/50	09/08/17	3 month LIBOR	491

TOTAL						$18,927

(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

NON-DELIVERABLE BOND FORWARD CONTRACTS#

Counterparty	Notional Amount (000s)		Reference Obligation	Settlement Date	Unrealized Gain (Loss)*

Bank of America Securities LLC	COP	620	Titulos de Tesoreria	07/18/17	$(344)
Deutsche Bank AG	COP	1,390	Titulos de Tesoreria	07/18/17	(780)
JPMorgan Securities, Inc.	COP	392,500	Titulos de Tesoreria	07/25/17	(1,126)

TOTAL					$(2,250)

#	Represents a short term forward contract to purchase the referenced obligation denominated in the non-deliverable foreign currency.

*	There are no upfront payments on the forward contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2017 the Fund had following written options:

WRITTEN OPTION CURRENCY CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Exercise Price	Value

Morgan Stanley & Co. LLC (Premium received $2,597)	Call AUD/Put USD	AUD	1,004	07/26/17	0.765	(8,260)

During the period ended June 30, 2017, the Fund had the following currency written options activities:

OPTIONS ON CURRENCY CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2017	$15,668	$101,609

Contracts Written	10,472	30,317
Contracts Bought to Close	(8,347)	(49,657)
Contracts Expired	(16,789)	(79,672)

Contracts Outstanding June 30, 2017	$1,004	$2,597

GOLDMAN SACHS STRATEGIC MACRO FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Strike Price	Value

Bank of America Securities LLC	Put - OTC - 5 year Swap for the obligation to pay a fixed rate of 2.000% versus the 3 month LIBOR maturing on August 10, 2027	$2,200	08/08/17	2.000%	$(83)
	Put - OTC - 5 year Swap for the obligation to pay a fixed rate of 1.750% versus the 3 month LIBOR maturing on August 10, 2027	2,200	08/08/17	1.750	(9)

TOTAL (Premium Received $7,260)		$4,400			$(92)

During the period ended June 30, 2017, the Fund had the following interest rate swaptions activities:

INTEREST RATE SWAPTION CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2017	$45,300	$199,484

Contracts Bought to Close	(14,700)	(54,600)
Contracts Expired	(26,200)	(137,624)

Contracts Outstanding June 30, 2017	$4,400	$7,260

OPTIONS ON FUTURES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Morgan Stanley & Co. LLC	Call - 1 Year Eurodollar Futures	59	09/15/17	98.375%	$(7,744)
	Call - 2 Year Eurodollar Futures	59	09/15/17	97.875	(32,081)
	Put - 2 Year Eurodollar Futures	236	09/18/17	98.250	(1,475)
	Put - 1 Year Eurodollar Futures	116	12/15/17	97.875	(11,600)

TOTAL (Premium Received $80,455)		470			$(52,900)

During the period ended June 30, 2017, the Fund had the following futures written options activities:

OPTIONS ON FUTURES CONTRACTS

	Contracts	Premiums Received

Contracts Outstanding March 31, 2017	594	$179,876

Contracts Written	116	20,039
Contracts Bought to Close	(240)	(119,460)

Contracts Outstanding June 30, 2017	470	$80,455

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$42,651,077

Gross unrealized gain	456,266
Gross unrealized loss	(872,069)

Net unrealized security loss	$(415,803)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Basis of Consolidation for Strategic Macro Fund — The Cayman Commodity - FIMS, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on December 16, 2013 and is currently a wholly-owned subsidiary of the Strategic Macro Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of December 16, 2013, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of June 30, 2017, the Fund’s net assets were $51,940,546, of which, $8,507,310, or 16.4%, represented the Subsidiary’s net assets.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted on the Schedule of Investments.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts —Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transactions.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of a Master Repurchase Agreement. When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$4,990,115	$—	$—
Common Stock and/or Other Equity Investments(a)
North America	—	445,808	—
Investment Company	41,740,070	—	—
Bank Loans	—	49,812,013	875,290
Other Secured Debt Obligations	—	37,634,707	—
Unsecured Debt Obligations	—	84,407,290	—
Total	$46,730,185	$172,299,818	$875,290

Derivative Type
Assets(b)
Interest Rate Swap Contracts	$—	$184,806	$—
Credit Default Swap Contracts	—	291,638	—
Total	$—	$476,444	$—

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC MACRO

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$4,379,332	$6,296,800	$—
Mortgage-Backed Obligations	—	5,118,215	—
Asset-Backed Securities	—	1	—
U.S. Treasury Obligations	15,786,155	—	—
Investment Company	10,530,781	—	—
Total	$30,696,268	$11,415,016	$—
Liabilities
Reverse Repurchase Agreements	$—	$(13,830,000)	$—

Derivative Type
Assets
Options Purchased	$60,538	$63,452	$—
Forward Foreign Currency Exchange Contracts(b)	—	1,603,451	—
Futures Contracts(b)	329,106	—	—
Interest Rate Swap Contracts(b)	—	3,351,271	—
Cross Currency Swap Contracts(b)	—	17,336
Total Return Swap Contracts(b)	—	18,927	—
Total	$389,644	$5,054,437	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,237,195)	$—
Futures Contracts(b)	(619,584)	—	—
Interest Rate Swap Contracts(b)	—	(2,532,334)	—
Non-Deliverable Bond Forward Contracts(b)	—	(2,250)
Written Options Contracts	(52,900)	(8,352)	—
Total	$(672,484)	$(3,780,131)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk— When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Strategic Macro Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Strategic Macro Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLR, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Strategic Macro Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. Strategic Macro Fund has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Strategic Macro Fund’s income from such investments was not “qualifying income,” in which case the Strategic Macro Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% its gross income was derived from these investments. If the Strategic Macro Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Strategic Macro Fund shareholders.

GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 25.8%
Automotive – 0.6%
Ford Motor Credit Co. LLC
$2,175,000	5.875%		08/02/21	$ 2,425,417
General Motors Financial Co., Inc.
1,050,000	3.500		07/10/19	1,074,406

				3,499,823

Banks – 5.2%
Bank of America Corp.
625,000	4.125		01/22/24	659,536
575,000	4.000		04/01/24	602,524
1,300,000	3.248	(a)	10/21/27	1,256,233
1,225,000	4.183	(a)	11/25/27	1,245,929
1,250,000	3.824	(a)(b)	01/20/28	1,271,705
100,000	6.110		01/29/37	122,395
Barclays PLC
225,000	4.950		01/10/47	240,107
Citigroup, Inc.
925,000	4.125		07/25/28	938,990
225,000	6.250	(a)(b)	08/15/49	249,188
Compass Bank
275,000	1.850	(a)	09/29/17	275,067
475,000	5.500		04/01/20	504,675
Credit Agricole SA(c)
650,000	4.125		01/10/27	679,559
Credit Suisse Group AG(a)(c)
475,000	4.282		01/09/28	490,998
200,000	7.500	(b)	12/18/49	224,250
Credit Suisse Group Funding Guernsey Ltd.
250,000	3.750		03/26/25	252,588
Deutsche Bank AG
225,000	2.500		02/13/19	225,837
Discover Financial Services(a)
900,000	3.750		03/04/25	889,264
HSBC Holdings PLC(a)(b)
1,150,000	3.262		03/13/23	1,171,791
ING Bank NV(a)(b)
700,000	4.125		11/21/23	715,233
ING Groep NV
425,000	3.150		03/29/22	433,095
Intesa Sanpaolo SpA
950,000	3.875		01/16/18	958,786
JPMorgan Chase & Co.(a)
1,075,000	2.972		01/15/23	1,087,787
1,200,000	3.625		12/01/27	1,187,714
350,000	4.260	(b)	02/22/48	366,139
1,075,000	5.300	(b)	05/01/49	1,119,344
Macquarie Bank Ltd.(c)
88,000	6.625		04/07/21	99,170
Mitsubishi UFJ Financial Group, Inc.
525,000	2.950		03/01/21	533,516
475,000	3.850		03/01/26	496,090
Mizuho Financial Group, Inc.(c)
850,000	2.632		04/12/21	849,993
Santander Bank NA
400,000	8.750		05/30/18	423,992
Santander UK PLC(c)
575,000	5.000		11/07/23	616,410
Sumitomo Mitsui Financial Group, Inc.(c)
975,000	4.436		04/02/24	1,034,893

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Synchrony Financial(a)
$1,675,000	3.000%		08/15/19	$ 1,698,614
UBS Group Funding Switzerland AG(c)
1,275,000	4.125		09/24/25	1,336,500
UniCredit SpA(c)
2,050,000	3.750		04/12/22	2,099,493
500,000	4.625		04/12/27	526,007
550,000	5.861	(a)(b)	06/19/32	562,603
Wells Fargo & Co.
3,825,000	3.000		10/23/26	3,724,621
Westpac Banking Corp.(a)(b)
775,000	4.322		11/23/31	794,320

				31,964,956

Brokerage – 0.6%
Morgan Stanley, Inc.
1,550,000	2.553	(a)(b)	10/24/23	1,576,914
325,000	3.875		04/29/24	337,769
1,050,000	3.700		10/23/24	1,077,571
50,000	4.000		07/23/25	52,187
750,000	5.550	(a)(b)	07/15/49	787,500

				3,831,941

Building Materials(a)(c) – 0.1%
HD Supply, Inc.
300,000	5.250		12/15/21	314,625

Chemicals – 0.5%
LyondellBasell Industries NV(a)
300,000	5.000		04/15/19	313,632
The Sherwin-Williams Co.
725,000	2.250		05/15/20	726,622
225,000	2.750	(a)	06/01/22	224,866
200,000	3.125	(a)	06/01/24	201,013
1,125,000	3.450	(a)	06/01/27	1,132,431
Westlake Chemical Corp.(a)
325,000	3.600		08/15/26	322,562

				2,921,126

Consumer Cyclical Services(a) – 0.2%
The Priceline Group, Inc.
1,000,000	3.600		06/01/26	1,012,265

Consumer Products(a) – 0.1%
Sally Holdings LLC/Sally Capital, Inc.
450,000	5.625		12/01/25	460,687
Spectrum Brands, Inc.
100,000	6.625		11/15/22	105,000

				565,687

Diversified Financial Services – 0.1%
GE Capital International Funding Co.
551,000	4.418		11/15/35	599,702

Electric – 0.6%
Consumers Energy Co.(a)
850,000	3.950		05/15/43	879,305
Enel Finance International NV(c)
1,525,000	2.875		05/25/22	1,527,115

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Puget Sound Energy, Inc.(a)(b)
	$600,000	6.974%		06/01/67	$ 576,750
The Southern Co.(a)
	1,025,000	2.350		07/01/21	1,017,532

					4,000,702

Energy – 1.8%
Anadarko Petroleum Corp.
	475,000	8.700		03/15/19	523,883
	330,000	3.450	(a)	07/15/24	322,352
	350,000	5.550	(a)	03/15/26	391,127
	275,000	6.450		09/15/36	323,700
Antero Resources Corp.(a)
	475,000	5.625		06/01/23	482,125
Apache Corp.(a)
	100,000	3.250		04/15/22	101,458
	275,000	2.625		01/15/23	268,399
	650,000	4.250		01/15/44	608,834
Cenovus Energy, Inc.(a)(c)
	350,000	4.250		04/15/27	333,419
ConocoPhillips Co.(a)
	150,000	4.200		03/15/21	159,037
	155,000	3.350		11/15/24	158,031
	425,000	4.950		03/15/26	473,331
	400,000	4.150		11/15/34	401,959
Devon Energy Corp.(a)
	250,000	3.250		05/15/22	248,461
	405,000	5.600		07/15/41	420,624
Halliburton Co.(a)
	350,000	3.800		11/15/25	358,688
	250,000	4.850		11/15/35	267,278
Laredo Petroleum, Inc.(a)
	150,000	6.250		03/15/23	148,875
Petrobras Global Finance BV
	260,000	8.375		05/23/21	291,108
	20,000	8.750		05/23/26	22,978
	1,060,000	7.375		01/17/27	1,121,215
	230,000	6.850		06/05/15	203,102
Petroleos de Venezuela SA
	5,140,000	6.000		10/28/22	1,709,008
Petroleos Mexicanos
	19,000	6.375		02/04/21	20,573
EUR	410,000	5.125		03/15/23	526,231
	$16,000	5.500		06/27/44	14,064
	10,000	6.375		01/23/45	9,768
Pioneer Natural Resources Co.(a)
	525,000	3.450		01/15/21	539,391
	410,000	3.950		07/15/22	429,624

					10,878,643

Food & Beverage – 1.1%
Anheuser-Busch InBev Finance, Inc.(a)
	2,425,000	2.650		02/01/21	2,457,514
	1,400,000	3.650		02/01/26	1,442,378
	225,000	4.900		02/01/46	253,944
Kraft Heinz Foods Co.(a)
	525,000	2.800		07/02/20	532,853
	325,000	3.950		07/15/25	334,188
	700,000	4.375		06/01/46	685,534

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – (continued)
Molson Coors Brewing Co.(a)
$300,000	2.100%		07/15/21	$ 295,012
Suntory Holdings Ltd.(c)
550,000	2.550		09/29/19	554,437

				6,555,860

Food & Drug Retailers(a) – 0.6%
CVS Health Corp.
425,000	3.500		07/20/22	440,752
1,525,000	3.375		08/12/24	1,550,205
1,375,000	2.875		06/01/26	1,332,494
Walgreens Boots Alliance, Inc.
200,000	2.700		11/18/19	203,142
50,000	4.800		11/18/44	53,208

				3,579,801

Gaming – 0.1%
MGM Resorts International
475,000	6.750		10/01/20	524,281

Health Care - Services – 0.4%
Aetna, Inc.(a)
400,000	2.800		06/15/23	399,306
CHS/Community Health Systems, Inc.(a)
100,000	8.000		11/15/19	100,500
Thermo Fisher Scientific, Inc.(a)
800,000	3.000		04/15/23	806,494
UnitedHealth Group, Inc.
450,000	4.625		07/15/35	505,766
500,000	6.875		02/15/38	710,199

				2,522,265

Health Care Products – 0.6%
Becton Dickinson & Co.
414,000	2.675		12/15/19	419,069
1,525,000	2.894	(a)	06/06/22	1,529,767
1,475,000	3.363	(a)	06/06/24	1,478,372
475,000	4.685	(a)	12/15/44	489,186

				3,916,394

Life Insurance – 0.5%
Brighthouse Financial, Inc.(a)(c)
300,000	3.700		06/22/27	296,746
MetLife, Inc.
150,000	4.050		03/01/45	151,014
Reliance Standard Life Global Funding II(c)
675,000	2.500		01/15/20	676,111
Teachers Insurance & Annuity Association of America(c)
295,000	4.900		09/15/44	330,188
The Dai-ichi Life Insurance Co. Ltd.(a)(b)(c)
800,000	4.000		07/23/49	792,800
The Northwestern Mutual Life Insurance Co.(c)
800,000	6.063		03/30/40	1,040,639

				3,287,498

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	$275,000	4.464%		07/23/22	$ 293,003
	925,000	4.908		07/23/25	999,295
SFR Group SA(a)(c)
	1,000,000	6.000		05/15/22	1,045,000
Time Warner Cable LLC
	225,000	5.000		02/01/20	240,029

					2,577,327

Media - Non Cable – 0.3%
21st Century Fox America, Inc.
	1,125,000	4.000		10/01/23	1,188,160
NBCUniversal Media LLC
	458,000	4.450		01/15/43	486,242

					1,674,402

Metals & Mining(c) – 0.5%
Glencore Finance Canada Ltd.
	880,000	2.700		10/25/17	881,319
	650,000	4.250		10/25/22	673,379
Glencore Funding LLC
	475,000	4.125		05/30/23	487,393
	950,000	4.000	(a)	03/27/27	934,702

					2,976,793

Noncaptive - Financial – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,150,000	4.625		07/01/22	1,232,490
Capital One Financial Corp.(a)
	700,000	4.200		10/29/25	705,839
General Electric Co.
MXN	2,000,000	8.500		04/06/18	110,603
	$200,000	6.150		08/07/37	263,359
	172,000	5.875		01/14/38	222,590
International Lease Finance Corp.(c)
	575,000	7.125		09/01/18	608,550
Park Aerospace Holdings Ltd.(c)
	400,000	5.250		08/15/22	417,139
	200,000	5.500		02/15/24	208,277
Roper Technologies, Inc.(a)
	475,000	3.000		12/15/20	486,159
	800,000	3.800		12/15/26	821,962

					5,076,968

Packaging(a) – 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
	575,000	5.750		10/15/20	587,219
	550,000	5.125	(c)	07/15/23	569,250

					1,156,469

Pharmaceuticals – 1.3%
AbbVie, Inc.(a)
	550,000	2.500		05/14/20	556,376
Allergan Funding SCS
	1,125,000	2.350		03/12/18	1,129,697
	150,000	4.850	(a)	06/15/44	162,218
Bayer US Finance LLC(c)
	1,025,000	3.000		10/08/21	1,045,689

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
EMD Finance LLC(a)(c)
$1,500,000	2.950%		03/19/22	$ 1,526,631
Forest Laboratories LLC(a)(c)
278,000	4.375		02/01/19	286,695
425,000	5.000		12/15/21	464,017
Mylan NV(a)
1,675,000	3.950		06/15/26	1,697,175
Teva Pharmaceutical Finance Netherlands III BV
375,000	3.150		10/01/26	356,129
Valeant Pharmaceuticals International, Inc.(a)(c)
450,000	7.000		03/15/24	474,188

				7,698,815

Pipelines – 1.8%
Enbridge, Inc.(a)
325,000	3.500		06/10/24	324,858
Energy Transfer LP(a)
350,000	4.650		06/01/21	369,207
70,000	3.600		02/01/23	70,324
100,000	4.750		01/15/26	104,032
Enterprise Products Operating LLC(a)(b)
1,075,000	4.877		08/01/66	1,079,031
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,033,483
300,000	4.250		09/01/24	309,970
Kinder Morgan, Inc.
1,175,000	3.050	(a)	12/01/19	1,195,414
500	7.750		01/15/32	629
Plains All American Pipeline LP/PAA Finance Corp.(a)
600,000	3.650		06/01/22	612,095
600,000	3.850		10/15/23	603,998
825,000	4.500		12/15/26	834,363
Sabine Pass Liquefaction LLC(a)
800,000	6.250		03/15/22	905,899
1,025,000	5.625		03/01/25	1,132,625
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	202,288
Western Gas Partners LP(a)
525,000	3.950		06/01/25	521,584
Williams Partners LP(a)
915,000	3.600		03/15/22	934,816
600,000	3.900		01/15/25	606,592

				10,841,208

Property/Casualty Insurance – 0.3%
American International Group, Inc.(a)
450,000	3.750		07/10/25	458,361
600,000	4.800		07/10/45	640,364
The Chubb Corp.(a)(b)
500,000	3.408		03/29/67	496,250
The Hartford Financial Services Group, Inc.
150,000	5.125		04/15/22	166,509

				1,761,484

Real Estate Investment Trust(a) – 0.8%
American Campus Communities Operating Partnership LP
800,000	3.750		04/15/23	823,075
Education Realty Operating Partnership LP
750,000	4.600		12/01/24	761,297

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
National Retail Properties, Inc.
$400,000	4.000%	11/15/25	$ 409,038
Select Income REIT
125,000	2.850	02/01/18	125,519
Trust F/1401(c)
300,000	5.250	12/15/24	316,485
VEREIT Operating Partnership LP
575,000	3.000	02/06/19	581,469
750,000	4.125	06/01/21	781,729
450,000	4.875	06/01/26	474,750
WEA Finance LLC/Westfield UK & Europe Finance PLC(c)
900,000	3.750	09/17/24	911,344

			5,184,706

Retailers(a) – 0.3%
Amazon.com, Inc.
1,650,000	3.300	12/05/21	1,719,948
Dollar Tree, Inc.
50,000	5.250	03/01/20	51,313
150,000	5.750	03/01/23	158,250

			1,929,511

Schools – 0.1%
Rensselaer Polytechnic Institute
350,000	5.600	09/01/20	379,228

Technology – 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)(c)
1,175,000	3.000	01/15/22	1,185,502
1,375,000	3.625	01/15/24	1,406,622
50,000	3.875	01/15/27	51,345
Cisco Systems, Inc.
650,000	2.200	02/28/21	653,513
Fidelity National Information Services, Inc.(a)
1,000,000	3.625	10/15/20	1,047,543
Fiserv, Inc.(a)
675,000	2.700	06/01/20	682,953
Hewlett Packard Enterprise Co.(a)
525,000	4.900	10/15/25	550,409
Microsoft Corp.(a)
800,000	3.125	11/03/25	816,269
Nokia OYJ
579,000	4.375	06/12/27	589,856
NXP BV/NXP Funding LLC(c)
1,950,000	4.625	06/01/23	2,106,000
Oracle Corp.(a)
775,000	2.500	05/15/22	782,355
QUALCOMM, Inc.(a)
800,000	2.600	01/30/23	797,082
825,000	2.900	05/20/24	823,316
725,000	3.250	05/20/27	726,657
Symantec Corp.(a)(c)
900,000	5.000	04/15/25	940,993
Tech Data Corp.
400,000	3.750	09/21/17	401,215

			13,561,630

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Tobacco – 0.4%
Reynolds American, Inc.
	$700,000	4.850%		09/15/23	$ 771,754
	1,375,000	4.450	(a)	06/12/25	1,473,106

					2,244,860

Transportation(c) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	500,000	2.875		07/17/18	505,016
	750,000	3.050	(a)	01/09/20	764,704

					1,269,720

Wireless Telecommunications – 0.8%
American Tower Corp.
	300,000	3.400		02/15/19	306,268
	275,000	3.300	(a)	02/15/21	282,184
AT&T, Inc.(a)
	250,000	2.800		02/17/21	252,652
	775,000	3.600		02/17/23	793,182
	600,000	4.125		02/17/26	615,161
Crown Castle International Corp.
	300,000	2.250	(a)	09/01/21	295,141
	575,000	5.250		01/15/23	638,302
Digicel Ltd.(a)(c)
	800,000	6.750		03/01/23	753,000
Sprint Communications, Inc.(c)
	250,000	7.000		03/01/20	274,375
T-Mobile USA, Inc.(a)
	405,000	4.000		04/15/22	421,200
Verizon Communications, Inc.
	100,000	4.125		03/16/27	103,278

					4,734,743

Wirelines Telecommunications – 2.3%
AT&T, Inc.(a)
	1,250,000	3.200		03/01/22	1,265,250
	1,375,000	3.000		06/30/22	1,375,711
	400,000	4.450		04/01/24	421,079
	175,000	3.950		01/15/25	178,357
	2,150,000	3.400		05/15/25	2,113,644
Telefonica Emisiones SAU
	600,000	5.134		04/27/20	647,099
	150,000	5.462		02/16/21	164,989
	850,000	4.103		03/08/27	878,174
Verizon Communications, Inc.
	1,500,000	4.500		09/15/20	1,602,363
	281,000	2.946	(c)	03/15/22	282,952
	2,100,000	5.150		09/15/23	2,332,653
	1,775,000	4.150	(a)	03/15/24	1,868,399
	700,000	2.625		08/15/26	643,857

					13,774,527

TOTAL CORPORATE OBLIGATIONS (Cost $154,238,571)					$156,817,960

Mortgage-Backed Obligations – 32.1%
Adjustable Rate Non-Agency(b) – 0.6%
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(c)
EUR	956,901	2.750%		04/20/20	$ 1,073,798

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1
$457,115	1.356%	07/25/47	$ 419,440
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A
1,815,988	1.204	10/19/36	1,616,440
Lehman XS Trust Series 2007-4N, Class 1A1
2	1.346	03/25/47	2
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B
251,942	1.892	12/25/46	252,203

TOTAL ADJUSTABLE RATE NON-AGENCY			$ 3,361,883

Collateralized Mortgage Obligations – 2.1%
Interest Only(d) – 0.3%
FHLMC STRIPS Series 304, Class C45
$408,615	3.000%	12/15/27	$ 38,305
FNMA REMIC Series 2011-124, Class SC(b)
668,543	5.334	12/25/41	122,172
FNMA REMIC Series 2014-6, Class SA(b)
650,460	5.384	02/25/44	121,407
FNMA REMIC Series 2016-3, Class IP
1,549,800	4.000	02/25/46	317,969
GNMA REMIC Series 2014-188, Class IB
1,094,762	4.000	12/20/44	170,521
GNMA REMIC Series 2015-111, Class IM
1,345,385	4.000	08/20/45	220,918
GNMA REMIC Series 2015-117, Class KI
2,075,020	5.000	08/20/45	435,077
GNMA REMIC Series 2015-14, Class IO
992,399	5.000	10/20/44	209,456
GNMA REMIC Series 2016-27, Class IA
1,017,396	4.000	06/20/45	152,584

			1,788,409

Inverse Floaters(b) – 1.1%
FHLMC REMIC Series 4314, Class SE
1,129,819	4.891	03/15/44	199,569
FHLMC REMIC Series 4320, Class SD
345,438	4.941	07/15/39	54,892
FHLMC REMIC Series 4326, Class GS
619,334	4.891	04/15/44	108,686
FHLMC REMIC Series 4431, Class ST
787,216	4.941	01/15/45	163,423
FHLMC REMIC Series 4583, Class ST
2,220,101	4.841	05/15/46	433,258
FNMA REMIC Series 2010-126, Class LS
1,125,574	3.950	11/25/40	176,888
FNMA REMIC Series 2011-63, Class FG
163,895	1.666	07/25/41	164,747
FNMA REMIC Series 2012-5, Class SA
859,600	4.734	02/25/42	148,345
FNMA REMIC Series 2012-88, Class SB
577,530	5.454	07/25/42	108,233
FNMA REMIC Series 2013-121, Class SA
733,608	4.884	12/25/43	116,235
FNMA REMIC Series 2013-130, Class SN
1,202,713	5.434	10/25/42	230,780
FNMA REMIC Series 2013-96, Class SW
331,639	4.884	09/25/43	53,405

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(b) – (continued)
FNMA REMIC Series 2014-87, Class MS
$1,134,026	5.034%	01/25/45	$ 182,886
FNMA REMIC Series 2015-28, Class PS
1,907,839	4.384	08/25/44	284,803
FNMA REMIC Series 2015-79, Class SA
614,167	5.034	11/25/45	102,071
FNMA REMIC Series 2015-81, Class SA
2,264,733	4.484	11/25/45	320,250
FNMA REMIC Series 2015-82, Class MS
740,412	4.484	11/25/45	108,333
FNMA REMIC Series 2015-86, Class BS
342,738	4.484	11/25/45	49,346
FNMA REMIC Series 2016-1, Class SJ
1,619,225	4.934	02/25/46	322,020
FNMA REMIC Series 2016-69, Class BS
3,658,250	4.884	10/25/46	564,974
GNMA REMIC Series 2010-101, Class S
638,832	4.788	08/20/40	102,940
GNMA REMIC Series 2010-20, Class SE
1,331,146	5.038	02/20/40	224,744
GNMA REMIC Series 2010-31, Class SA
497,903	4.538	03/20/40	74,771
GNMA REMIC Series 2012-149, Class MS
142,254	5.038	12/20/42	23,961
GNMA REMIC Series 2013-113, Class SD
495,535	5.528	08/16/43	88,329
GNMA REMIC Series 2013-134, Class DS
181,590	4.888	09/20/43	29,744
GNMA REMIC Series 2013-152, Class SG
570,579	4.938	06/20/43	94,725
GNMA REMIC Series 2013-167, Class SG
266,315	4.938	11/20/43	43,841
GNMA REMIC Series 2013-181, Class SA
752,730	4.888	11/20/43	126,906
GNMA REMIC Series 2014-132, Class SL
945,217	4.888	10/20/43	136,721
GNMA REMIC Series 2014-133, Class BS
459,682	4.388	09/20/44	65,627
GNMA REMIC Series 2014-162, Class SA
434,297	4.388	11/20/44	63,546
GNMA REMIC Series 2014-41, Class SA
204,466	4.888	03/20/44	34,336
GNMA REMIC Series 2015-110, Class MS
3,114,934	4.498	08/20/45	473,586
GNMA REMIC Series 2015-119, Class SN
634,972	5.038	08/20/45	108,952
GNMA REMIC Series 2015-123, Class SP
667,568	5.038	09/20/45	113,010
GNMA REMIC Series 2015-126, Class HS
292,791	4.988	09/20/45	48,926
GNMA REMIC Series 2015-167, Class AS
499,918	5.038	11/20/45	80,787
GNMA REMIC Series 2015-168, Class SD
310,791	4.988	11/20/45	51,254
GNMA REMIC Series 2015-57, Class AS
2,564,138	4.388	04/20/45	372,795
GNMA REMIC Series 2015-64, Class SG
1,551,237	4.388	05/20/45	267,071
GNMA REMIC Series 2016-4, Class SM
1,049,886	4.438	01/20/46	149,620

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(b) – (continued)
GNMA REMIC Series 2016-6, Class SB
$854,447	4.438%	01/20/46	$ 124,295

			6,793,631

Planned Amortization Class – 0.0%
FNMA REMIC Series 2005-70, Class PA
82,100	5.500	08/25/35	91,792

Sequential Fixed Rate – 0.3%
FNMA REMIC Series 2011-52, Class GB
639,638	5.000	06/25/41	701,648
FNMA REMIC Series 2012-111, Class B
59,033	7.000	10/25/42	68,063
FNMA REMIC Series 2012-153, Class B
156,319	7.000	07/25/42	180,935
NCUA Guaranteed Notes Series A4
600,000	3.000	06/12/19	615,514

			1,566,160

Sequential Floating Rate(b) – 0.4%
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
1,916,764	1.274	11/25/36	1,366,204
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3
260,000	4.324	10/25/27	288,251
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3
1,000,000	4.274	05/25/25	1,102,460
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
16,263	2.224	07/25/24	16,287

			2,773,202

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 13,013,194

Federal Agencies – 29.4%
Adjustable Rate FHLMC(b) – 0.0%
$48,746	3.040%	09/01/35	$ 51,475

FHLMC – 1.3%
2,378	5.000	05/01/18	2,438
194,473	6.000	08/01/27	218,522
19,490	5.000	08/01/33	21,203
3,586	5.000	09/01/33	3,901
4,966	5.000	10/01/33	5,403
3,153	6.000	12/01/33	3,606
4,857	5.000	11/01/34	5,307
273,126	5.000	12/01/34	298,427
7,399	5.000	07/01/35	8,084
3,435	5.000	11/01/35	3,737
33,271	6.500	08/01/37	38,859
115,363	6.500	10/01/37	135,378
21,579	6.500	09/01/38	24,814
199,398	6.000	01/01/39	223,082
194,297	7.000	02/01/39	224,971
49,985	5.000	03/01/39	54,440
12,520	5.000	05/01/39	13,636
30,927	5.000	04/01/40	33,830
6,135	5.000	08/01/40	6,707

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$743,303	5.500%	08/01/40	$ 822,052
75,625	4.000	02/01/41	79,893
2,841	5.000	04/01/41	3,119
4,973	5.000	06/01/41	5,436
484,883	3.500	06/01/45	500,794
383,286	3.500	10/01/45	395,743
3,550,335	3.500	03/01/46	3,665,721
922,450	3.500	06/01/46	957,619

			7,756,722

FNMA – 16.6%
17,240	6.000	06/01/21	18,258
34,531	5.000	08/01/23	36,643
15,214	5.500	09/01/23	16,155
9,252	5.500	10/01/23	9,863
66,369	5.000	02/01/24	69,791
125,564	5.500	05/01/25	128,653
50,928	6.000	12/01/32	57,606
991	5.500	03/01/33	1,103
94,438	5.500	04/01/33	107,073
224	6.000	05/01/33	255
2,652	5.000	08/01/33	2,903
642	5.500	09/01/33	720
23,188	5.500	12/01/33	26,023
108	6.000	12/01/33	123
804	5.500	02/01/34	901
10,501	6.000	02/01/34	11,893
1,944	5.500	03/01/34	2,183
164	5.500	04/01/34	185
4,324	5.500	09/01/34	4,853
1,754	5.500	10/01/34	1,963
5,412	5.500	12/01/34	6,073
32,546	5.000	04/01/35	35,798
157	6.000	04/01/35	179
4,229	5.500	05/01/35	4,700
1,562	5.500	07/01/35	1,760
103,245	6.000	07/01/35	117,736
1,079	5.500	09/01/35	1,215
125,451	6.000	09/01/35	142,121
4,663	6.000	03/01/36	5,343
6,185	6.000	04/01/36	7,083
68	5.500	02/01/37	77
139	5.500	04/01/37	157
4,900	5.000	02/01/38	5,368
10,844	5.500	02/01/38	12,054
205	5.500	03/01/38	230
217	5.500	06/01/38	244
158	5.500	07/01/38	177
151	5.500	08/01/38	170
119	5.500	09/01/38	133
142,044	6.000	11/01/38	158,904
50	5.500	12/01/38	57
55,008	6.000	12/01/38	62,572
11,724	4.500	02/01/39	12,636
121,032	7.000	03/01/39	140,171
12,367	4.500	04/01/39	13,455
3,093	5.500	06/01/39	3,476
38,121	5.000	07/01/39	41,776
13,971	4.500	08/01/39	15,205
515,990	5.000	10/01/39	565,452
2,607	5.500	11/01/39	2,930
186,861	4.500	12/01/39	203,357
172,037	4.500	06/01/40	185,357

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$89,281	4.500%	08/01/41		$ 96,242
34,010	3.500	11/01/41		35,144
622,147	3.500	12/01/41		642,090
160,750	5.000	12/01/41		176,248
1,097,107	3.500	02/01/42		1,132,278
1,385,281	3.500	03/01/42		1,429,689
39,665	3.500	06/01/42		41,049
449,317	3.500	07/01/42		463,721
441,497	3.500	09/01/42		455,651
23,166	3.500	10/01/42		23,974
89,555	3.000	12/01/42		90,209
214,041	3.000	01/01/43		215,603
61,655	3.000	02/01/43		62,105
21,564	3.000	03/01/43		21,722
296,428	3.000	04/01/43		298,640
45,150	3.000	05/01/43		45,493
68,595	3.500	05/01/43		70,966
66,586	3.000	06/01/43		67,093
18,288	3.000	07/01/43		18,427
1,072,378	3.500	07/01/43		1,105,987
504,204	3.500	08/01/43		520,115
39,810	3.500	09/01/43		41,186
659,572	3.500	11/01/43		680,716
98,678	3.500	01/01/44		102,089
85,157	5.000	06/01/44		93,518
32,398	3.500	03/01/45		33,296
639,884	3.000	04/01/45		641,759
252,207	3.500	04/01/45		260,531
3,203,303	4.500	04/01/45		3,494,103
378,537	4.500	05/01/45		413,138
68,288	3.500	06/01/45		70,499
26,463	3.500	09/01/45		27,353
50,400	3.500	10/01/45		52,033
47,473	3.500	11/01/45		49,010
71,256	3.500	01/01/46		73,564
927,650	3.500	06/01/46		962,763
33,000,000	3.500	TBA-30yr	(e)	33,886,875
47,000,000	4.000	TBA-30yr	(e)	49,366,092
1,000,000	5.000	TBA-30yr	(e)	1,092,344

				100,596,428

GNMA – 11.5%
53,981	5.500	11/15/32		60,405
33,848	5.500	01/15/33		37,580
60,205	5.500	02/15/33		66,843
60,568	5.500	03/15/33		67,246
57,125	5.500	07/15/33		63,633
34,879	5.500	08/15/33		38,725
19,755	5.500	09/15/33		21,933
40,649	5.500	04/15/34		45,063
17,050	5.500	05/15/34		18,901
284,175	5.500	09/15/34		315,033
262,626	5.500	12/15/34		291,145
241,737	5.500	01/15/35		268,137
1,405	5.500	05/15/36		1,576
35,983	5.000	11/15/40		39,358
11,316	4.000	02/20/41		12,076
17,436	4.000	11/20/41		18,429
2,879	4.000	01/20/42		3,043
9,366	4.000	04/20/42		9,899

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$4,968	4.000%	10/20/42	$ 5,251
1,649,239	4.000	08/20/43	1,743,233
2,037,774	4.000	10/20/43	2,153,911
10,148	4.000	03/20/44	10,724
12,344	4.000	05/20/44	13,043
860,958	4.000	11/20/44	909,757
195,135	4.000	12/20/44	206,195
57,174	4.000	05/20/45	60,272
224,967	4.000	07/20/45	237,155
1,938,234	4.000	08/20/45	2,043,247
4,863,791	4.000	09/20/45	5,127,310
6,138,618	4.000	10/20/45	6,467,370
1,984,323	4.000	11/20/45	2,089,973
6,064,550	4.000	01/20/46	6,383,650
1,508,146	4.000	02/20/46	1,587,500
793,309	4.000	03/20/46	835,051
23,225,257	4.000	04/20/46	24,450,933
840,694	4.000	05/20/46	885,060
6,610,759	4.000	05/20/47	6,973,059
4,000,000	4.000	06/20/47	4,221,719
2,000,000	4.000	07/20/47	2,112,578

			69,896,016

TOTAL FEDERAL AGENCIES			$178,300,641

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $193,665,311)			$194,675,718

Agency Debentures – 1.5%
FHLB
$2,400,000	4.625%	09/11/20	$ 2,616,950
400,000	5.375	08/15/24	479,320
FNMA
4,000,000	1.875	09/24/26	3,796,520
800,000	6.250	05/15/29	1,085,168
Tennessee Valley Authority
1,200,000	3.875	02/15/21	1,288,740

TOTAL AGENCY DEBENTURES (Cost $9,118,299)			$ 9,266,698

Asset-Backed Securities(b) – 17.3%
Collateralized Loan Obligations(c) – 6.9%
ACIS CLO Ltd. Series 2013-1A, Class A1
$3,025,600	1.894%	04/18/24	$ 3,010,236
ACIS CLO Ltd. Series 2013-1A, Class B
597,200	2.974	04/18/24	597,216
ACIS CLO Ltd. Series 2013-1A, Class C
377,200	3.974	04/18/24	377,241
ACIS CLO Ltd. Series 2013-2A, Class BR
364,311	2.073	10/14/22	364,362
ACIS CLO Ltd. Series 2013-2A, Class C1R
600,000	2.323	10/14/22	599,998
Apidos CLO X Series 2012-10A, Class A
2,797,456	2.459	10/30/22	2,797,840
BlueMountain CLO Ltd. Series 2014-2A, Class AR
3,050,000	0.000	07/20/26	3,050,000
Crown Point CLO III Ltd. Series 2015-3A, Class A1A
3,225,545	2.433	12/31/27	3,228,767
Crown Point CLO Ltd. Series 2012-1A, Class A1LA
206,472	1.802	11/21/22	205,915

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Crown Point CLO Ltd. Series 2012-1A, Class A2L
$130,049	3.767%	11/21/22	$ 130,206
Crown Point CLO Ltd. Series 2012-1A, Class A3L
104,039	5.012	11/21/22	104,236
Cutwater Ltd. Series 2014-1A, Class A1AR
3,000,000	2.469	07/15/26	2,998,494
Greywolf CLO V Ltd. Series 2015-1A, Class A1
1,450,000	2.638	04/25/27	1,450,373
Halcyon Loan Advisors Funding Ltd. Series 2015-1A, Class A
1,700,000	2.480	04/20/27	1,702,128
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A
2,300,000	2.428	07/25/27	2,296,858
Neuberger Berman CLO XIX Ltd. Series 2015-19A, Class A1R
3,050,000	0.000	07/15/27	3,050,000
NewMark Capital Funding CLO Ltd. Series 2013-1A, Class A2
2,500,000	2.184	06/02/25	2,501,965
OCP CLO Ltd. Series 2012-2A, Class A1R
1,500,000	2.450	11/22/25	1,512,055
OFSI Fund V Ltd. Series 2013-5A, Class A1LA
1,275,363	1.953	04/17/25	1,272,215
Regatta IV Funding Ltd. Series 2014-1A, Class A1
1,538,552	2.448	07/25/26	1,538,598
Regatta IV Funding Ltd. Series 2014-1A, Class A1R(a)
1,550,000	1.000	07/25/26	1,550,000
Voya CLO Ltd. Series 2014-4A, Class A1R
4,450,000	0.000	10/14/26	4,450,000
Whitehorse Ltd. Series 2014-9A, Class AR(a)
3,450,000	2.450	07/17/26	3,450,000

			42,238,703

Home Equity – 0.7%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2
7,140	2.016	10/27/32	6,862
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1
2,912	1.684	10/25/32	2,902
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1
1,340	1.644	01/25/32	1,224
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
46,591	7.000	09/25/37	47,311
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
33,176	7.000	09/25/37	34,185
Home Equity Asset Trust Series 2002-1, Class A4
257	1.624	11/25/32	227
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3
1,400,000	1.254	04/25/37	1,219,308
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A
3,458,616	1.244	04/25/37	1,622,243
Renaissance Home Equity Loan Trust Series 2003-2, Class A
1,069	1.904	08/25/33	1,022
Renaissance Home Equity Loan Trust Series 2003-3, Class A
3,441	2.024	12/25/33	3,383
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4
1,212,025	1.194	01/25/37	1,165,105

			4,103,772

Other(c) – 1.4%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
850,000	1.894	09/10/18	850,096

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Other(c) – (continued)
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2
$550,000	1.944%	04/10/19	$ 550,128
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
1,400,000	2.294	03/10/19	1,400,208
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1
4,150,000	1.844	07/10/19	4,151,744
Station Place Securitization Trust Series 2015-2, Class A
1,400,000	2.039	05/15/18	1,400,000

			8,352,176

Student Loan – 8.3%
Academic Loan Funding Trust Series 2012-1A, Class A2(c)
2,750,000	2.124	12/27/44	2,739,831
Access Group, Inc. Series 2004-1, Class A2
2,786,047	1.363	09/26/33	2,753,852
Brazos Higher Education Authority, Inc. Series 2005-2, Class A11(a)
435,703	1.293	09/27/21	434,925
ECMC Group Student Loan Trust Series 2016-1A, Class A(c)
2,430,477	2.374	07/26/66	2,443,372
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c)
1,369,702	1.824	10/25/56	1,360,176
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(c)
2,600,000	2.374	03/25/36	2,641,137
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(c)
1,650,000	2.024	04/25/33	1,655,190
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3
1,500,000	2.060	07/20/43	1,471,946
Navient Student Loan Trust Series 2016-5A, Class A(c)
5,078,142	2.274	06/25/65	5,158,249
Navient Student Loan Trust Series 2016-7A, Class A(c)
2,522,637	2.174	03/25/66	2,551,450
Navient Student Loan Trust Series 2017-2A, Class A(c)
5,428,202	2.074	12/27/66	5,460,526
Nelnet Student Loan Trust Series 2006-1, Class A6(c)
2,600,000	1.503	08/23/36	2,485,367
Northstar Education Finance, Inc. Series 2007-1, Class A1(a)
550,000	1.139	04/28/30	541,799
PHEAA Student Loan Trust Series 2016-1A, Class A(c)
2,385,804	2.174	09/25/65	2,414,084
Scholar Funding Trust Series 2010-A, Class A(c)
585,678	1.789	10/28/41	577,204
SLM Student Loan Trust Series 2003-7A, Class A5A(c)
2,105,343	2.331	12/15/33	2,126,881
SLM Student Loan Trust Series 2004-8A, Class A6(c)
1,950,000	1.668	01/25/40	1,924,797
SLM Student Loan Trust Series 2005-4, Class A3
386,923	1.158	01/25/27	384,820
SLM Student Loan Trust Series 2005-5, Class A4
1,650,000	1.178	10/25/28	1,630,978
SLM Student Loan Trust Series 2005-5, Class A5
550,000	1.788	10/25/40	537,658
SLM Student Loan Trust Series 2006-10, Class A5A
1,007,691	1.138	04/25/27	1,005,823
SLM Student Loan Trust Series 2006-2, Class A5
1,623,470	1.148	07/25/25	1,623,368
SLM Student Loan Trust Series 2007-7, Class A4
1,106,883	1.368	01/25/22	1,089,879

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2008-2, Class A3
	$304,194	1.788%		04/25/23	$ 302,652
SLM Student Loan Trust Series 2008-4, Class A4
	732,625	2.688		07/25/22	750,702
SLM Student Loan Trust Series 2008-5, Class A4
	2,232,637	2.738		07/25/23	2,287,380
SLM Student Loan Trust Series 2008-6, Class A4
	1,400,000	2.138		07/25/23	1,407,649
SLM Student Loan Trust Series 2008-8, Class A4
	850,000	2.538		04/25/23	869,335

					50,631,030

TOTAL ASSET-BACKED SECURITIES (Cost $103,895,890)					$105,325,681

Foreign Debt Obligations – 1.5%
Sovereign – 1.4%
Brazil Notas do Tesouro Nacional
BRL	1,852,000	10.000%		01/01/27	$ 542,796
Dominican Republic
DOP	100,000	10.375		03/04/22	2,130
	300,000	14.500		02/10/23	7,206
	$210,000	6.600		01/28/24	230,213
	280,000	6.600	(c)	01/28/24	306,950
	360,000	6.875	(c)	01/29/26	400,950
	191,000	8.625		04/20/27	226,096
DOP	100,000	11.375		07/06/29	2,127
	$120,000	6.850		01/27/45	127,950
Perusahaan Penerbit SBSN(c)
	260,000	4.325		05/28/25	268,450
	220,000	4.150		03/29/27	223,300
Republic of Argentina(c)
	1,330,000	7.125		06/28/17	1,208,305
Republic of Colombia
	500,000	8.125		05/21/24	637,000
	260,000	4.500	(a)	01/28/26	276,900
EUR	360,000	3.875	(a)	03/22/26	468,224
	$300,000	5.000	(a)	06/15/45	301,875
Republic of Ecuador
	460,000	9.650		12/13/26	461,725
	200,000	9.625	(c)	06/02/27	199,750
Republic of Indonesia(c)
	320,000	4.125		01/15/25	330,000
	1,060,000	4.750		01/08/26	1,138,175
United Mexican States
	530,000	3.625		03/15/22	550,140
MXN	1,125,400	7.750		11/23/34	66,772
	$250,000	4.750		03/08/44	250,250
MXN	48,700	8.000		11/07/47	2,944

					8,230,228

Supranational – 0.1%
Inter-American Development Bank
	$700,000	1.000		02/27/18	696,256

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $8,713,624)					$ 8,926,484

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – 0.9%
Arab Republic of Egypt (Issuer Citibank NA)
EGP	9,310,000	0.000	%(c)(f)	08/10/17	$ 503,762
	5,875,000	0.000		08/17/17	316,738
	11,730,000	0.000	(c)(f)	11/02/17	605,118
	5,375,000	0.000		02/08/18	264,128
	30,620,000	0.000	(c)(f)	05/03/18	1,449,262
Arab Republic of Egypt (Issuer HSBC Bank PLC)(c)(f)
	6,225,000	0.000		09/14/17	330,275
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA)(c)(f)
	10,100,000	0.000		02/15/18	494,488
	6,675,000	0.000		05/17/18	312,668
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
	4,525,911	6.000		08/15/40	1,425,864

TOTAL STRUCTURED NOTES (Cost $6,729,753)					$ 5,702,303

Municipal Debt Obligations – 1.0%
California(a) – 0.4%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%		04/01/39	$ 320,611
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950		03/01/36	713,038
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
	900,000	5.874		06/01/40	1,190,223

					2,223,872

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010(a)
	500,000	7.350		07/01/35	534,995
Illinois State GO Bonds Taxable-Pension Series 2003
	115,000	5.100		06/01/33	107,654

					642,649

New York(a) – 0.1%
Port Authority of New York & New Jersey Consolidated Bonds-192 Series 2015
	375,000	4.810		10/15/65	434,572

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270		02/15/50	310,533

Puerto Rico(a) – 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	85,000	6.000		07/01/38	68,637
	5,000	6.000		07/01/44	4,025
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	120,000	5.500		07/01/28	97,428
	20,000	5.750		07/01/37	15,950
	35,000	6.000		07/01/47	28,087

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico(a) – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
$50,000	5.000%	07/01/33	$ 38,875
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A(g)
10,000	5.750	07/01/41	5,863
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A(g)
15,000	5.500	07/01/32	8,831
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B(g)
10,000	5.750	07/01/38	5,875
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A(g)
860,000	5.750	07/01/28	510,625
170,000	5.000	07/01/41	96,687
Puerto Rico Commonwealth GO Bonds Series 2014 A(g)
400,000	8.000	07/01/35	243,000
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A(g)
10,000	5.250	07/01/27	5,938
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(f)(g)
15,000	0.000	08/01/37	982
15,000	0.000	08/01/38	920
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A(g)
105,000	5.250	08/01/27	27,038
495,000	6.750	08/01/32	127,462
95,000	5.750	08/01/37	24,463
15,000	6.375	08/01/39	3,863
510,000	6.000	08/01/42	131,325
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A(g)
25,000	4.500	08/01/21	6,438
50,000	0.000	08/01/33	10,875
80,000	5.500	08/01/37	20,600
135,000	5.375	08/01/39	34,762
605,000	5.500	08/01/42	155,787
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C(g)
15,000	5.375	08/01/38	3,863
290,000	6.000	08/01/39	74,675
1,005,000	5.250	08/01/41	258,787
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1(g)
370,000	5.000	08/01/43	95,275
125,000	5.250	08/01/43	32,187
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A(g)
130,000	5.500	08/01/28	33,475

			2,172,598

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,128,370)			$ 5,784,224

Government Guarantee Obligations(h) – 0.9%
Hashemite Kingdom of Jordan Government AID Bond
$1,600,000	2.503%	10/30/20	$ 1,630,944
Israel Government AID Bond
2,000,000	5.500	09/18/23	2,381,520
300,000	5.500	12/04/23	356,517

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations(h) – (continued)
Israel Government AID Bond – (continued)
$877,000	5.500%	04/26/24	$ 1,044,980
40,000	5.500	09/18/33	53,540

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $5,392,564)			$ 5,467,501

U.S. Treasury Obligations – 21.5%
United States Treasury Bonds
$3,960,000	2.750%	11/15/42	$ 3,914,856
5,990,000	3.625 (i)	02/15/44	6,903,535
4,120,000	3.125	08/15/44	4,354,222
2,080,000	3.000	11/15/44	2,147,059
100,000	2.875	08/15/45	100,581
6,560,000	3.000 (i)	11/15/45	6,759,424
9,360,000	2.875	11/15/46	9,414,756
1,660,000	3.000	05/15/47	1,713,867
United States Treasury Inflation Indexed Bonds
9,413,619	0.125	04/15/18	9,384,249
1,356,485	0.125	04/15/19	1,357,475
365,425	0.125	04/15/20	366,123
529,630	0.125	01/15/23	525,213
3,279,833	0.625	01/15/24	3,328,900
774,210	0.250	01/15/25	761,033
536,821	0.875	02/15/47	521,817
United States Treasury Notes
16,390,000	2.250	01/31/24	16,545,213
8,070,000	2.125	03/31/24	8,075,487
27,330,000	2.000	04/30/24	27,123,932
19,300,000	2.000	05/31/24	19,143,285
1,210,000	2.375	08/15/24	1,228,634
4,360,000	2.250	11/15/25	4,361,351
United States Treasury Strip Coupon(f)
2,800,000	0.000	02/15/35	1,731,520
1,800,000	0.000	02/15/36	1,080,216

TOTAL U.S. TREASURY OBLIGATIONS (Cost $129,949,441)			$130,842,748

Shares	Rate		Value
Preferred Stock(a)(b) – 0.1%
Life Insurance – 0.1%
Delphi Financial Group, Inc.
26,843	4.372%		$ 568,911
(Cost $597,116)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.0%
Interest Rate Swaptions – %
Morgan Stanley & Co. LLC Put - OTC - 10 year Interest Rate Swap
$5,730,000	0.700%	10/23/17	$ 12,299

Shares	Distribution Rate		Value
Investment Company(b)(j) – 4.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
28,920,801	0.845%		$ 28,920,801
(Cost $28,920,801)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $648,385,501)			$652,311,328

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 4.7%
Certificates of Deposit – 2.1%
Abbey National Treasury Services PLC
$1,650,000	1.270%	08/11/17	$ 1,650,128
Credit Suisse New York
2,500,000	1.912	11/03/17	2,505,296
Societe Generale SA
2,000,000	1.590	01/18/18	2,002,352
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2,500,000	1.690	01/25/18	2,503,651
UBS AG Stamford
2,500,000	1.420	11/02/17	2,500,513
2,000,000	1.530	12/19/17	2,001,171

			13,163,111

Commercial Paper – 2.6%
Danske Corp.
2,750,000	0.000	07/05/17	2,749,466
Electricite de France SA(f)
2,700,000	0.000	01/05/18	2,675,336
Ford Motor Credit Co. LLC(f)
2,500,000	0.000	08/01/17	2,496,687
Monsanto Co.(f)
1,500,000	0.000	07/31/17	1,498,074
National Australia Bank Ltd.
2,500,000	1.288	12/06/17	2,503,110
Swedbank(f)
3,750,000	0.000	07/18/17	3,747,832

			15,670,505

TOTAL SHORT-TERM INVESTMENTS (Cost $28,815,946)			$ 28,833,616

TOTAL INVESTMENTS – 112.1% (Cost $677,201,447)			$681,144,944

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.1)%			(73,628,640)

NET ASSETS – 100.0%			$607,516,304

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $126,480,918, which represents approximately 20.8% of net assets as of June 30, 2017.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $84,345,311 which represents approximately 13.9% of net assets as of June 30, 2017.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security is currently in default and/or non-income producing.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,467,501, which represents approximately 0.9% of net assets as of June 30, 2017.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an Affiliated Fund.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
OTC	— Over the Counter
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	AUD	1,404,000	NZD	1,472,522	$1,078,005	09/20/17	$560
	AUD	1,403,634	USD	1,053,325	1,078,405	07/27/17	25,080
	AUD	14,560,910	USD	11,037,054	11,180,009	09/20/17	142,960
	BRL	12,880,467	USD	3,873,000	3,883,537	07/05/17	10,537
	CAD	24,439,722	USD	18,300,358	18,870,478	09/20/17	570,121
	CLP	210,054,312	USD	312,832	315,897	08/30/17	3,065
	CNH	25,952,005	USD	3,782,950	3,804,637	09/20/17	21,687
	CNY	2,482,568	USD	360,367	363,992	09/28/17	3,625
	COP	617,061,000	USD	200,279	200,476	09/14/17	196
	CZK	33,833,856	EUR	1,267,370	1,479,795	07/03/17	32,045
	CZK	29,653,024	EUR	1,105,436	1,297,597	07/10/17	34,350
	CZK	161,804,678	EUR	6,133,482	7,112,976	09/20/17	77,451
	CZK	26,267,041	EUR	982,609	1,154,786	09/21/17	27,602
	CZK	25,919,634	EUR	963,000	1,140,513	10/03/17	35,078
	CZK	25,499,073	EUR	955,000	1,125,581	11/09/17	27,004
	CZK	40,570,484	EUR	1,516,609	1,792,715	11/21/17	46,895
	CZK	12,198,023	EUR	455,745	539,049	11/22/17	14,395
	CZK	47,731,165	EUR	1,789,697	2,116,432	01/03/18	51,401
	EUR	193,904	AUD	287,928	222,421	09/20/17	1,347
	EUR	2,368,000	CHF	2,584,260	2,716,259	09/20/17	7,107
	EUR	480,000	GBP	420,845	550,593	09/20/17	1,084
	EUR	3,087,634	JPY	381,215,068	3,541,729	09/20/17	140,287
	EUR	772,000	NOK	7,371,540	885,537	09/20/17	1,177
	EUR	1,828,597	PLN	7,753,332	2,097,526	09/20/17	5,967
	EUR	12,831,511	USD	14,583,704	14,697,819	08/24/17	114,115
	EUR	7,535,958	USD	8,523,497	8,644,264	09/20/17	120,767
	GBP	337,856	CAD	569,579	441,148	09/20/17	1,363
	GBP	345,334	EUR	389,258	450,913	09/20/17	4,407
	GBP	2,496,961	USD	3,185,860	3,256,460	08/10/17	70,600
	GBP	3,502,903	USD	4,448,817	4,573,845	09/20/17	125,027
	HUF	325,795,296	USD	1,194,943	1,208,952	09/20/17	14,009
	INR	305,463,162	USD	4,662,576	4,718,543	07/14/17	55,967
	INR	13,865,509	USD	214,000	214,036	07/20/17	36
	INR	127,414,969	USD	1,965,219	1,965,957	07/24/17	738
	JPY	226,502,676	USD	2,015,765	2,021,000	09/20/17	5,235
	KRW	957,199,039	USD	827,547	836,093	07/13/17	8,546
	KRW	51,614,887	USD	45,016	45,090	07/31/17	75
	MXN	99,523,204	USD	5,394,862	5,413,842	09/20/17	18,980
	MYR	873,011	USD	201,503	202,626	07/27/17	1,123
	NOK	7,423,564	CAD	1,150,958	890,602	09/20/17	1,920
	NOK	9,036,052	CHF	1,030,000	1,084,051	09/20/17	4,274
	NOK	31,162,559	EUR	3,243,087	3,738,559	09/20/17	18,515
	NOK	9,073,203	USD	1,074,000	1,088,508	09/20/17	14,508
	NZD	10,168,229	USD	7,331,183	7,440,091	09/20/17	108,908
	PEN	1,705,189	USD	514,930	522,077	08/29/17	7,147
	PHP	54,559,260	USD	1,075,000	1,077,820	07/31/17	2,820
	PLN	4,778,077	EUR	1,120,963	1,288,945	09/20/17	3,124
	RUB	120,422,284	USD	2,009,572	2,033,091	07/20/17	23,520
	SEK	214,109,604	EUR	21,969,200	25,532,502	09/20/17	332,314
	SEK	6,256,302	NOK	6,081,903	746,062	09/20/17	16,419
	SEK	6,755,588	USD	765,205	802,440	07/12/17	37,236
	SEK	5,099,986	USD	587,193	608,172	09/20/17	20,978
	SGD	1,500,125	USD	1,081,000	1,091,006	09/20/17	10,006
	TRY	9,202,397	USD	2,542,699	2,555,734	09/20/17	13,035

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC (continued)	TWD	6,791,149	USD	220,206	$223,477	07/11/17	$3,271
	TWD	32,825,319	USD	1,078,000	1,079,976	07/20/17	1,976
	TWD	1,094,298	USD	35,890	35,995	07/31/17	105
	USD	409,397	ARS	6,755,053	405,028	07/06/17	4,369
	USD	428,000	ARS	6,915,911	413,055	07/13/17	14,945
	USD	9,480,857	BRL	31,063,001	9,365,676	07/05/17	115,180
	USD	568,173	BRL	1,901,589	566,149	09/05/17	2,024
	USD	1,270,614	BRL	4,253,000	1,259,858	10/03/17	10,757
	USD	215,000	CLP	142,269,800	214,300	07/03/17	700
	USD	322,000	CLP	213,736,838	321,820	07/17/17	180
	USD	427,646	CLP	282,840,710	425,781	07/24/17	1,865
	USD	857,088	CLP	568,194,000	854,497	08/30/17	2,591
	USD	1,269,048	CNH	8,648,653	1,267,917	09/20/17	1,131
	USD	445,279	COP	1,299,991,770	424,013	08/11/17	21,266
	USD	756,528	EUR	659,403	756,380	09/20/17	148
	USD	918,749	HKD	7,114,249	913,465	09/29/17	5,284
	USD	2,345,014	HKD	18,168,227	2,332,972	10/03/17	12,041
	USD	1,873,000	HKD	14,510,318	1,863,492	10/10/17	9,508
	USD	6,237,597	HKD	48,254,532	6,212,112	03/27/18	25,485
	USD	2,086,000	HKD	16,158,500	2,081,016	05/11/18	4,984
	USD	537,000	IDR	7,158,210,000	535,648	07/21/17	1,352
	USD	560,444	IDR	7,477,896,873	559,095	07/31/17	1,349
	USD	514,257	IDR	6,889,245,520	513,644	08/25/17	613
	USD	1,980,138	INR	127,798,083	1,974,120	07/14/17	6,018
	USD	215,000	INR	13,891,795	214,442	07/20/17	558
	USD	535,067	INR	34,662,430	534,826	07/24/17	241
	USD	826,529	JPY	91,616,625	815,293	07/20/17	11,236
	USD	27,484,094	JPY	3,023,862,360	26,980,815	09/20/17	503,278
	USD	213,000	KRW	238,027,500	207,980	07/03/17	5,020
	USD	1,247,684	KRW	1,408,573,150	1,230,349	07/12/17	17,335
	USD	10,389,318	KRW	11,732,640,503	10,248,209	07/13/17	141,109
	USD	535,000	KRW	599,269,550	523,465	07/17/17	11,535
	USD	834,820	KRW	944,591,901	825,119	07/19/17	9,701
	USD	537,000	KRW	610,727,415	533,486	07/20/17	3,514
	USD	216,000	KRW	244,728,000	213,786	07/26/17	2,214
	USD	215,000	KRW	245,601,595	214,555	07/31/17	445
	USD	4,268,689	KRW	4,800,141,000	4,194,827	08/24/17	73,862
	USD	209,696	KRW	238,027,500	208,111	09/27/17	1,584
	USD	5,523,625	MXN	100,837,548	5,485,339	09/20/17	38,284
	USD	5,728,217	RUB	329,571,999	5,564,168	07/20/17	164,050
	USD	513,533	TRY	1,840,094	511,040	09/20/17	2,493
	USD	1,406,465	TWD	42,370,797	1,394,299	07/11/17	12,166
	USD	536,000	TWD	16,253,396	534,760	07/19/17	1,240
	USD	1,571,084	TWD	47,266,058	1,554,753	08/30/17	16,330
	USD	4,673,608	TWD	140,371,808	4,617,899	09/11/17	55,709
	USD	1,991,539	TWD	60,054,136	1,976,028	09/29/17	15,511
	USD	688,703	TWD	20,769,899	683,728	10/20/17	4,975
	USD	1,334,926	ZAR	17,523,470	1,321,241	09/20/17	13,684

TOTAL							$3,789,949

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	ARS	6,755,053	USD	419,113	$405,028	09/20/17	$(14,086)
	ARS	14,815,193	USD	905,761	884,841	07/13/17	(20,920)
	BRL	18,182,759	USD	5,513,342	5,482,208	07/05/17	(31,134)
	BRL	16,593,051	USD	5,008,394	4,972,182	08/02/17	(36,211)
	CHF	4,474,635	EUR	4,125,685	4,690,885	09/20/17	(41,560)
	CLP	142,269,800	USD	215,479	214,300	07/03/17	(1,178)
	CLP	141,222,880	USD	214,000	212,637	07/17/17	(1,363)
	CLP	1,136,888,483	USD	1,711,517	1,709,749	08/30/17	(1,769)
	COP	4,145,770,038	USD	1,409,045	1,352,207	08/11/17	(56,837)
	COP	1,780,937,150	USD	604,066	578,605	09/14/17	(25,461)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC (continued)	EUR	229,653	CAD	341,264	$263,428	09/20/17	$(70)
	EUR	1,286,948	CZK	33,833,855	1,470,113	07/03/17	(9,682)
	EUR	2,896,237	CZK	75,726,241	3,322,184	09/20/17	(6,763)
	EUR	359,561	HUF	111,219,532	412,442	09/20/17	(269)
	EUR	6,513,799	SEK	62,934,848	7,471,775	09/20/17	(33,186)
	EUR	471,000	USD	540,279	540,269	09/20/17	(10)
	HUF	217,401,238	EUR	703,960	806,726	09/20/17	(764)
	IDR	42,122,178,895	USD	3,151,971	3,140,517	08/25/17	(11,455)
	INR	190,661,788	USD	2,956,000	2,945,186	07/14/17	(10,814)
	INR	69,377,298	USD	1,073,285	1,070,462	07/24/17	(2,824)
	INR	104,798,169	USD	1,621,000	1,615,884	07/31/17	(5,116)
	JPY	310,978,355	EUR	2,482,606	2,774,746	09/20/17	(72,975)
	JPY	101,727,000	USD	917,741	905,265	07/20/17	(12,476)
	JPY	2,056,375,761	USD	18,504,369	18,348,290	09/20/17	(156,081)
	KRW	238,027,500	USD	209,421	207,980	07/03/17	(1,440)
	KRW	1,200,400,396	USD	1,060,443	1,048,516	07/12/17	(11,927)
	KRW	9,884,673,523	USD	8,752,133	8,634,051	07/13/17	(118,082)
	KRW	3,544,987,534	USD	3,112,731	3,096,635	07/20/17	(16,096)
	KRW	2,456,485,101	USD	2,161,000	2,145,899	07/26/17	(15,101)
	KRW	368,849,850	USD	323,000	322,224	07/31/17	(776)
	KRW	2,669,685,961	USD	2,353,805	2,334,152	09/27/17	(19,654)
	MXN	60,701,751	USD	3,324,503	3,302,041	09/20/17	(22,462)
	MYR	1,611,137	USD	375,137	374,555	07/05/17	(582)
	MYR	1,611,137	USD	374,248	373,946	07/27/17	(302)
	NOK	17,239,301	CAD	2,691,198	2,068,192	09/20/17	(9,744)
	NOK	124,600,738	EUR	13,128,203	14,948,297	09/20/17	(110,655)
	NZD	1,483,000	CAD	1,414,876	1,085,111	09/20/17	(7,347)
	PHP	51,972,355	USD	1,043,412	1,023,158	09/14/17	(20,254)
	PLN	68,671,967	EUR	16,289,857	18,525,112	09/20/17	(160,480)
	RUB	301,040,706	USD	5,184,099	5,082,474	07/20/17	(101,624)
	TRY	10,440,522	USD	2,914,000	2,899,591	09/20/17	(14,409)
	TWD	16,149,116	USD	534,000	531,420	07/11/17	(2,580)
	TWD	32,274,415	USD	1,072,000	1,061,920	07/17/17	(10,080)
	TWD	32,644,204	USD	1,076,000	1,074,018	07/20/17	(1,982)
	TWD	15,542,100	USD	513,958	511,236	08/17/17	(2,722)
	USD	923,233	AUD	1,234,191	948,223	07/27/17	(24,990)
	USD	12,647,671	AUD	16,739,952	12,853,103	09/20/17	(205,428)
	USD	463,035	CAD	630,325	486,205	07/14/17	(23,170)
	USD	18,272,368	CAD	24,158,306	18,653,189	09/20/17	(380,819)
	USD	2,153,000	CHF	2,056,546	2,155,934	09/20/17	(2,934)
	USD	429,000	CLP	285,348,492	429,644	07/17/17	(644)
	USD	4,259,850	CNH	29,201,723	4,281,055	09/20/17	(21,205)
	USD	15,472,382	EUR	13,608,875	15,588,248	08/24/17	(115,865)
	USD	14,887,821	EUR	13,181,248	15,119,799	09/20/17	(231,979)
	USD	3,218,872	GBP	2,522,835	3,290,204	08/10/17	(71,332)
	USD	23,600,861	GBP	18,443,794	24,082,604	09/20/17	(481,742)
	USD	2,044,870	INR	135,194,309	2,088,370	07/14/17	(43,501)
	USD	323,000	JPY	36,233,687	323,300	09/20/17	(300)
	USD	508,679	KRW	582,437,455	508,812	07/31/17	(133)
	USD	216,000	MXN	3,979,228	216,461	09/20/17	(461)
	USD	209,302	MYR	906,801	210,291	08/17/17	(989)
	USD	215,812	NOK	1,826,290	219,099	09/20/17	(3,287)
	USD	10,298,539	NZD	14,239,899	10,419,331	09/20/17	(120,791)
	USD	513,342	PLN	1,938,791	523,013	09/20/17	(9,671)
	USD	323,000	RUB	19,202,350	324,194	07/20/17	(1,194)
	USD	619,826	SEK	5,488,946	651,987	07/12/17	(32,161)
	USD	455,977	SEK	3,883,050	463,053	09/20/17	(7,076)
	USD	2,080,554	SGD	2,878,811	2,093,690	09/20/17	(13,137)
	USD	752,000	TRY	2,715,740	754,228	09/20/17	(2,228)
	USD	952,199	TWD	29,073,719	956,731	07/11/17	(4,532)
	USD	537,000	TWD	16,329,633	537,257	07/20/17	(257)
	USD	1,507,000	TWD	45,923,807	1,510,601	07/31/17	(3,601)
	USD	4,122,400	TWD	125,774,422	4,137,180	08/17/17	(14,780)
	USD	215,000	ZAR	2,853,158	215,123	09/20/17	(123)
	ZAR	20,345,238	USD	1,558,651	1,533,997	09/20/17	(24,653)

TOTAL							$(3,044,286)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA(Proceeds Receivable: $(1,006,563))	3.000%	TBA-30yr	07/13/17	$(1,000,000)	$(998,672)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	301	September 2017	$25,830,742	$(158,589)
Eurodollars	(204)	December 2018	(50,082,000)	(51,300)
Ultra 10 Year U.S. Treasury Notes	(5)	September 2017	(674,063)	1,058
Ultra Long U.S. Treasury Bonds	52	September 2017	8,625,500	143,139
2 Year U.S. Treasury Notes	153	September 2017	33,064,735	(36,167)
5 Year U.S. Treasury Notes	(430)	September 2017	(50,669,453)	164,242
10 Year U.S. Treasury Notes	52	September 2017	6,527,625	(8,002)
20 Year U.S. Treasury Bonds	72	September 2017	11,065,500	(88,591)

TOTAL				$(34,210)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Citibank NA	KRW	1,102,660	10/06/17	2.239%	3 month KWCDC	$4,101
	BRL	1,320	01/04/21	1 month Brazilian Interbank Deposit Average	11.990%	(15,588)
Deutsche Bank AG	KRW	765,310	10/06/17	2.245	3 month KWCDC	2,868
		3,978,210	10/15/17	2.253	3 month KWCDC	14,839
JPMorgan Securities, Inc.	BRL	1,320	01/04/21	11.980	1 month Brazilian Interbank Deposit Average	17,132
Morgan Stanley & Co. International PLC	KRW	1,213,740	10/29/17	2.175	3 month KWCDC	4,178

TOTAL						$27,530

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

SEK	273,340		06/15/18	0.050%	3 month STIBOR	$73,263	$10,754
GBP	219,610		06/21/18	0.590	6 month GBP	10,832	—
SEK	101,290	(b)	09/15/18	0.330	3 month STIBOR	2,490	4,805
EUR	44,970	(b)	03/14/19	0.010	6 month EURO	(90,735)	144,736
CHF	53,240	(b)	03/29/19	0.554	6 month CHFOR	2,090	(23,688)
	$37,100	(b)	05/11/19	3 month LIBOR	1.826%	(4,113)	(30,683)
SEK	174,100	(b)	06/29/19	0.100	3 month STIBOR	107	(13,242)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION(continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	NOK	53,520	(b)	09/20/19	1.000%	3 month NIBOR	$(14,911)	$(4,867)
	CAD	248,670	(b)	09/20/19	1.250	6 month CDOR	(263,712)	(666,154)
		$32,130	(b)	09/20/19	3 month LIBOR	1.750%	(85,755)	36,886
	AUD	41,070	(b)	09/20/19	6 month AUDOR	1.800	35,153	97,379
		$70,600	(b)	12/20/19	2.250	3 month LIBOR	130,042	122,141
	EUR	59,240	(b)	02/11/21	0.250	6 month EURO	13,715	(63,588)
		$38,050	(b)	02/11/21	3 month LIBOR	2.250	68,712	(238,266)
	GBP	10,320	(b)	03/11/21	6 month GBP	1.000	(3,678)	17,770
	SEK	242,300	(b)	09/20/22	0.250	3 month STIBOR	(54,868)	(320,902)
	EUR	49,130	(b)	09/20/22	0.250	6 month EURO	199,077	(421,125)
	CAD	13,290	(b)	09/20/22	1.500	6 month CDOR	(42,430)	(107,380)
		$83,270	(b)	09/20/22	3 month LIBOR	2.000	(440,302)	414,388
	AUD	2,370	(b)	09/20/22	6 month AUDOR	2.250	3,614	23,143
		$3,560	(b)	07/03/23	3 month LIBOR	2.142	(244)	1,308
	EUR	22,140	(b)	01/12/27	1.330	6 month EURO	(168,431)	30,199
	GBP	22,570	(b)	03/16/27	1.600	6 month GBP	54,734	(188,064)
	EUR	12,310	(b)	06/15/27	1.750	6 month EURO	192,261	(47,229)
		30,040	(b)	09/20/27	1.000	6 month EURO	662,202	(480,896)
		$9,240	(b)	09/20/27	2.500	3 month LIBOR	296,264	(126,680)
	GBP	20,580	(b)	09/20/27	6 month GBP	1.500	(901,143)	611,320
		$4,620	(b)	12/21/27	3 month LIBOR	2.750	(30,182)	10,933
	AUD	3,590	(b)	12/21/27	6 month AUDOR	3.500	(32,828)	26,124
		$13,430	(b)	07/03/28	2.378	3 month LIBOR	216	(31,123)
		10,150	(b)	12/20/28	3 month LIBOR	2.790	(196,860)	(102,022)
	GBP	17,630	(b)	01/11/32	6 month GBP	1.940	162,908	(97,732)
		4,740	(b)	09/20/32	6 month GBP	1.500	(106,585)	173,536
		16,130	(b)	03/17/37	6 month GBP	1.750	52,567	292,813
	EUR	1,910	(b)	06/16/37	2.000	6 month EURO	(780)	(15,923)
		$2,550	(b)	06/16/37	3 month LIBOR	2.750	4,394	1,663
	JPY	83,900	(b)	06/16/37	6 month JYOR	0.750	20,417	119
		164,620	(b)	09/20/37	6 month JYOR	0.750	(32,096)	9,702
	EUR	1,270	(b)	06/17/47	1.750	6 month EURO	4,506	(5,544)
		$2,960	(b)	06/17/47	3 month LIBOR	2.500	5,706	15,951
		1,400	(b)	09/20/47	3 month LIBOR	2.500	(21,281)	33,665
	GBP	1,020	(b)	09/20/47	6 month GBP	1.500	(30,113)	69,572
		$5,550	(b)	07/03/48	3 month LIBOR	2.560	200	21,669

TOTAL							$(525,577)	$(814,532)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250% 10/28/17	$100	(1.000)%	06/20/19	0.240%	$(246)	$(1,276)
	People’s Republic of China, 7.500%, 10/28/27	830	(1.000)	12/20/20	0.447	3,421	(19,245)
	People’s Republic of China, 7.500%, 10/28/27	900	(1.000)	06/20/21	0.511	7,942	(25,157)
Barclays Bank PLC	People’s Republic of China, 4.250% 10/28/17	270	(1.000)	03/20/19	0.212	(361)	(3,371)
	People’s Republic of China, 7.500%, 10/28/27	80	(1.000)	06/20/21	0.511	582	(2,112)
	People’s Republic of China, 7.500%, 10/28/27	830	(1.000)	12/20/21	0.617	(2,545)	(11,375)

GOLDMAN SACHS BOND FUND

Schedule of Investments(continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC (continued)	People’s Republic of China, 7.500%, 10/28/27	$300	(1.000)%	12/20/21	0.617%	$(1,005)	$(4,026)
Citibank NA	People’s Republic of China, 4.250% 10/28/17	3,080	(1.000)	03/20/19	0.212	(4,945)	(37,636)
	People’s Republic of China, 4.250% 10/28/17	4,390	(1.000)	06/20/19	0.240	(7,853)	(58,921)
	People’s Republic of China, 7.500%, 10/28/27	720	(1.000)	12/20/20	0.447	4,222	(17,949)
	People’s Republic of China, 7.500%, 10/28/27	560	(1.000)	06/20/21	0.511	4,173	(14,885)
	People’s Republic of China, 7.500%, 10/28/27	280	(1.000)	06/20/22	0.700	(4,206)	150
Deutsche Bank AG	People’s Republic of China, 7.500%, 10/28/27	460	(1.000)	06/20/21	0.511	4,269	(13,068)
JPMorgan Securities, Inc.	People’s Republic of China, 4.250% 10/28/17	270	(1.000)	03/20/19	0.212	(326)	(3,407)
	People’s Republic of China, 4.250% 10/28/17	120	(1.000)	06/20/19	0.240	(319)	(1,607)
	People’s Republic of China, 7.500%, 10/28/27	6,410	(1.000)	12/20/20	0.447	34,928	(157,129)
	People’s Republic of China, 7.500%, 10/28/27	10	(1.000)	06/20/21	0.511	76	(318)
	People’s Republic of China, 7.500%, 10/28/27	580	(1.000)	06/20/22	0.700	(8,768)	369

TOTAL						$29,039	$(370,963)

(c)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX Emerging Markets Index 27	$16,610	(1.000)%	06/20/22	2.014%	$800,677	$(45,736)

(c)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$677,267,125

Gross unrealized gain	9,181,305
Gross unrealized loss	(5,303,486)

Net unrealized security gain	$3,877,819

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 33.5%
Automotive – 0.6%
Ford Motor Credit Co. LLC
$3,250,000	5.875%		08/02/21	$ 3,624,186
General Motors Financial Co., Inc.
1,125,000	3.250		05/15/18	1,138,184
1,755,000	3.500		07/10/19	1,795,793

				6,558,163

Banks – 6.4%
American Express Co.(a)
700,000	3.625		12/05/24	716,283
Bank of America Corp.
3,050,000	4.125		01/22/24	3,218,534
2,300,000	4.000		04/01/24	2,410,096
2,550,000	3.248	(a)	10/21/27	2,464,149
100,000	3.824	(a)(b)	01/20/28	101,736
350,000	6.110		01/29/37	428,383
Barclays PLC
400,000	4.950		01/10/47	426,856
Citigroup, Inc.
1,300,000	4.600		03/09/26	1,364,142
1,150,000	4.125		07/25/28	1,167,393
Compass Bank(a)
1,000,000	2.750		09/29/19	1,007,744
Credit Agricole SA(c)
1,100,000	4.125		01/10/27	1,150,024
Credit Suisse AG
1,475,000	2.300		05/28/19	1,484,704
Credit Suisse Group AG(a)(c)
1,000,000	4.282		01/09/28	1,033,681
Credit Suisse Group Funding Guernsey Ltd.
475,000	3.750		03/26/25	479,918
Deutsche Bank AG
425,000	2.500		02/13/19	426,581
Discover Financial Services(a)
1,625,000	3.750		03/04/25	1,605,615
HSBC Holdings PLC(a)(b)
2,200,000	3.262		03/13/23	2,241,688
ING Bank NV(a)(b)
2,025,000	4.125		11/21/23	2,069,068
ING Groep NV
750,000	3.150		03/29/22	764,285
Intesa Sanpaolo SpA
2,800,000	3.875		01/16/18	2,825,894
JPMorgan Chase & Co.(a)
2,100,000	2.972		01/15/23	2,124,980
650,000	4.260	(b)	02/22/48	679,972
2,250,000	5.300	(b)	12/29/49	2,342,813
KBC Bank NV(a)(b)
1,400,000	8.000		01/25/23	1,442,000
KeyCorp
4,350,000	2.900		09/15/20	4,425,246
Macquarie Bank Ltd.(c)
265,000	6.625		04/07/21	298,637
Mitsubishi UFJ Financial Group, Inc.
700,000	3.850		03/01/26	731,079
Mizuho Financial Group, Inc.(c)
2,175,000	2.632		04/12/21	2,174,983
Santander Bank NA
975,000	8.750		05/30/18	1,033,481

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.(a)
$650,000	2.650%		04/17/20	$ 648,339
Santander UK PLC(c)
1,025,000	5.000		11/07/23	1,098,818
Synchrony Financial(a)
1,625,000	2.600		01/15/19	1,633,678
1,900,000	3.000		08/15/19	1,926,786
The Bank of Tokyo-Mitsubishi UFJ Ltd.(c)
2,700,000	2.150		09/14/18	2,705,629
The Toronto-Dominion Bank(a)(b)
925,000	3.625		09/15/31	917,767
UBS Group Funding Switzerland AG(c)
2,550,000	4.125		09/24/25	2,672,999
UniCredit SpA(c)
5,925,000	3.750		04/12/22	6,068,047
1,150,000	4.625		04/12/27	1,209,816
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,629,144
Westpac Banking Corp.(a)(b)
1,450,000	4.322		11/23/31	1,486,147

				65,637,135

Brokerage – 1.0%
Morgan Stanley, Inc.
2,575,000	2.553	(a)(b)	10/24/23	2,619,712
4,700,000	3.700		10/23/24	4,823,413
700,000	4.000		07/23/25	730,615
175,000	3.625		01/20/27	176,258
TD Ameritrade Holding Corp.(a)
1,950,000	2.950		04/01/22	1,995,425

				10,345,423

Chemicals – 0.8%
Ecolab, Inc.
975,000	5.500		12/08/41	1,194,307
LYB International Finance II BV(a)
1,825,000	3.500		03/02/27	1,798,976
The Sherwin-Williams Co.
1,250,000	2.250		05/15/20	1,252,796
400,000	2.750	(a)	06/01/22	399,761
325,000	3.125	(a)	06/01/24	326,646
1,900,000	3.450	(a)	06/01/27	1,912,549
Westlake Chemical Corp.(a)
925,000	3.600		08/15/26	918,062

				7,803,097

Consumer Products – 0.1%
Kimberly-Clark Corp.
825,000	3.700		06/01/43	799,856

Diversified Financial Services – 0.1%
GE Capital International Funding Co.
1,110,000	4.418		11/15/35	1,208,111

Diversified Manufacturing(a) – 0.2%
Roper Technologies, Inc.
1,300,000	3.000		12/15/20	1,330,541
1,000,000	2.800		12/15/21	1,008,514

				2,339,055

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – 1.9%
Dominion Energy, Inc.
	$2,175,000	2.579%		07/01/20	$ 2,186,236
Emera US Finance LP(a)
	950,000	2.700		06/15/21	951,454
Enel Finance International NV(c)
	2,550,000	2.875		05/25/22	2,553,537
Entergy Corp.(a)
	1,025,000	2.950		09/01/26	981,502
Exelon Corp.(a)
	1,125,000	3.497		06/01/22	1,149,346
Florida Power & Light Co.(a)
	1,532,000	4.125		02/01/42	1,622,670
NiSource Finance Corp.(a)
	2,525,000	3.490		05/15/27	2,542,375
Pacific Gas & Electric Co.(a)
	975,000	3.500		06/15/25	1,008,058
Puget Sound Energy, Inc.(a)(b)
	1,230,000	6.974		06/01/67	1,182,338
Ruwais Power Co. PJSC(c)
	740,000	6.000		08/31/36	853,775
Southern California Edison Co.(a)
	1,950,000	4.050		03/15/42	2,040,041
The Southern Co.(a)
	1,975,000	2.350		07/01/21	1,960,610

					19,031,942

Energy – 1.6%
Anadarko Petroleum Corp.
	950,000	8.700		03/15/19	1,047,765
	190,000	3.450	(a)	07/15/24	185,597
	600,000	5.550	(a)	03/15/26	670,503
	1,125,000	6.450		09/15/36	1,324,229
Apache Corp.(a)
	275,000	3.250		04/15/22	279,009
	400,000	2.625		01/15/23	390,398
	1,375,000	4.250		01/15/44	1,287,919
Cenovus Energy, Inc.(a)(c)
	600,000	4.250		04/15/27	571,576
ConocoPhillips Co.(a)
	310,000	3.350		11/15/24	316,063
	900,000	4.950		03/15/26	1,002,347
	900,000	4.150		11/15/34	904,408
Devon Energy Corp.(a)
	250,000	4.000		07/15/21	257,643
	425,000	5.600		07/15/41	441,396
Dolphin Energy Ltd.(c)
	261,087	5.888		06/15/19	267,614
Halliburton Co.(a)
	1,600,000	3.250		11/15/21	1,640,317
Petroleos Mexicanos
	250,000	5.500		02/04/19	261,313
	628,000	6.375		02/04/21	679,998
EUR	1,250,000	5.125		03/15/23	1,604,363
	$10,000	6.625		06/15/35	10,350
	27,000	5.500		06/27/44	23,733
	20,000	6.375		01/23/45	19,536
	190,000	5.625		01/23/46	168,435
Pioneer Natural Resources Co.(a)
	1,450,000	3.450		01/15/21	1,489,747
	295,000	3.950		07/15/22	309,120

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Valero Energy Corp.
$950,000	3.650%		03/15/25	$ 968,668

				16,122,047

Food & Beverage – 2.4%
Amazon.com, Inc.(a)
1,650,000	3.300		12/05/21	1,719,948
Anheuser-Busch InBev Finance, Inc.(a)
6,000,000	2.650		02/01/21	6,080,448
2,325,000	3.650		02/01/26	2,395,378
600,000	4.900		02/01/46	677,185
CVS Health Corp.(a)
1,100,000	4.125		05/15/21	1,162,962
2,100,000	3.500		07/20/22	2,177,832
Kraft Heinz Foods Co.(a)
1,050,000	2.800		07/02/20	1,065,706
675,000	5.200		07/15/45	730,233
125,000	4.375		06/01/46	122,417
Molson Coors Brewing Co.(a)
525,000	2.100		07/15/21	516,270
725,000	3.000		07/15/26	697,338
Pernod-Ricard SA(c)
2,300,000	4.450		01/15/22	2,466,019
Smithfield Foods, Inc.(c)
1,200,000	2.700		01/31/20	1,206,327
Suntory Holdings Ltd.(c)
2,550,000	2.550		09/29/19	2,570,573
Walgreens Boots Alliance, Inc.(a)
1,075,000	3.450		06/01/26	1,072,727

				24,661,363

Health Care - Services – 0.3%
Aetna, Inc.(a)
750,000	2.800		06/15/23	748,698
Cigna Corp.(a)
1,675,000	3.250		04/15/25	1,681,531
UnitedHealth Group, Inc.
950,000	4.625		07/15/35	1,067,728

				3,497,957

Health Care Products – 1.5%
Becton Dickinson & Co.
1,743,000	2.675		12/15/19	1,764,341
2,575,000	2.894	(a)	06/06/22	2,583,050
2,450,000	3.363	(a)	06/06/24	2,455,601
825,000	4.685	(a)	12/15/44	849,639
C.R. Bard, Inc.(a)
2,200,000	3.000		05/15/26	2,207,117
Medtronic, Inc.
1,275,000	3.150		03/15/22	1,319,417
Stryker Corp.(a)
575,000	2.625		03/15/21	580,977
1,175,000	3.375		11/01/25	1,195,782
Thermo Fisher Scientific, Inc.(a)
1,325,000	3.000		04/15/23	1,335,756
1,025,000	3.650		12/15/25	1,054,504

				15,346,184

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – 0.6%
AIA Group Ltd.(a)(c)
$925,000	3.200%		03/11/25	$ 916,767
Brighthouse Financial, Inc.(a)(c)
500,000	3.700		06/22/27	494,575
MetLife, Inc.
250,000	4.050		03/01/45	251,690
Reliance Standard Life Global Funding II(c)
2,050,000	2.500		01/15/20	2,053,374
Teachers Insurance & Annuity Association of America(c)
560,000	4.900		09/15/44	626,798
The Northwestern Mutual Life Insurance Co.(c)
1,200,000	6.063		03/30/40	1,560,959

				5,904,163

Lodging(a) – 0.3%
Marriott International, Inc.
766,000	2.875		03/01/21	777,301
2,375,000	2.300		01/15/22	2,343,745

				3,121,046

Media - Cable – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
475,000	4.464		07/23/22	506,096
1,975,000	4.908		07/23/25	2,133,630
200,000	6.484		10/23/45	240,043
Time Warner Cable LLC
425,000	5.000		02/01/20	453,388
275,000	5.875	(a)	11/15/40	306,521

				3,639,678

Media - Non Cable – 0.6%
21st Century Fox America, Inc.(a)
2,000,000	3.700		09/15/24	2,090,804
NBCUniversal Media LLC
3,850,000	4.375		04/01/21	4,149,853

				6,240,657

Metals & Mining(c) – 0.5%
Glencore Funding LLC
3,075,000	2.700		10/25/17	3,079,610
900,000	4.125		05/30/23	923,481
1,183,000	4.625		04/29/24	1,236,708

				5,239,799

Noncaptive - Financial – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,075,000	4.625		07/01/22	2,223,839
General Electric Co.
337,000	6.150		08/07/37	443,760
International Lease Finance Corp.(c)
1,400,000	7.125		09/01/18	1,481,686

				4,149,285

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 1.8%
Allergan Funding SCS
$2,200,000	2.350%		03/12/18	$ 2,209,185
150,000	4.850	(a)	06/15/44	162,218
Bayer US Finance LLC(c)
2,775,000	3.000		10/08/21	2,831,011
EMD Finance LLC(a)(c)
3,325,000	2.950		03/19/22	3,384,032
Forest Laboratories LLC(a)(c)
841,000	4.375		02/01/19	867,305
900,000	5.000		12/15/21	982,624
Mylan NV(a)
2,775,000	3.950		06/15/26	2,811,738
Shire Acquisitions Investments Ireland DAC
2,550,000	1.900		09/23/19	2,538,160
2,125,000	3.200	(a)	09/23/26	2,077,940
Teva Pharmaceutical Finance Netherlands III BV
650,000	3.150		10/01/26	617,291

				18,481,504

Pipelines(a) – 2.4%
Columbia Pipeline Group, Inc.
925,000	3.300		06/01/20	947,770
Enbridge, Inc.
1,100,000	2.900		07/15/22	1,097,800
Energy Transfer LP
1,375,000	4.650		06/01/21	1,450,454
775,000	5.200		02/01/22	833,268
210,000	3.600		02/01/23	210,972
EnLink Midstream Partners LP
1,150,000	4.150		06/01/25	1,135,640
700,000	4.850		07/15/26	728,293
Enterprise Products Operating LLC
215,000	3.350		03/15/23	220,767
85,000	3.750		02/15/25	87,533
2,125,000	4.877	(b)	08/01/66	2,132,969
1,350,000	3.979	(b)	06/01/67	1,299,375
Kinder Morgan Energy Partners LP
425,000	5.400		09/01/44	428,647
Kinder Morgan, Inc.
4,375,000	3.050		12/01/19	4,451,011
Plains All American Pipeline LP/PAA Finance Corp.
525,000	3.650		06/01/22	535,583
650,000	4.500		12/15/26	657,377
Sabine Pass Liquefaction LLC
1,475,000	6.250		03/15/22	1,670,252
1,875,000	5.625		03/01/25	2,071,875
Western Gas Partners LP
1,050,000	3.950		06/01/25	1,043,168
Williams Partners LP
785,000	3.600		03/15/22	802,001
1,600,000	3.900		01/15/25	1,617,578
1,175,000	4.000		09/15/25	1,196,627

				24,618,960

Property/Casualty Insurance – 0.6%
American International Group, Inc.(a)
1,000,000	3.750		07/10/25	1,018,580
1,100,000	4.800		07/10/45	1,174,001
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,517,777
The Chubb Corp.(a)(b)
1,125,000	3.408		03/29/67	1,116,563

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Property/Casualty Insurance – (continued)
The Hartford Financial Services Group, Inc.
$250,000	5.125%		04/15/22	$ 277,514
Willis North America, Inc.(a)
750,000	3.600		05/15/24	757,557

				5,861,992

Real Estate Investment Trusts – 1.7%
American Campus Communities Operating Partnership LP(a)
2,575,000	3.750		04/15/23	2,649,273
CubeSmart LP(a)
1,500,000	4.000		11/15/25	1,532,033
Healthcare Trust of America Holdings LP(a)
2,275,000	3.700		04/15/23	2,321,010
Kilroy Realty LP
2,375,000	6.625		06/01/20	2,634,908
1,500,000	3.800	(a)	01/15/23	1,545,953
National Retail Properties, Inc.(a)
1,150,000	4.000		11/15/25	1,175,983
Ventas Realty LP(a)
1,550,000	3.100		01/15/23	1,555,175
975,000	3.500		02/01/25	968,681
VEREIT Operating Partnership LP(a)
825,000	4.875		06/01/26	870,375
Welltower, Inc.(a)
1,557,000	4.125		04/01/19	1,603,442

				16,856,833

Schools – 0.3%
Rensselaer Polytechnic Institute
2,600,000	5.600		09/01/20	2,817,126

Technology - Hardware – 1.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)(c)
1,200,000	3.000		01/15/22	1,210,726
950,000	3.875		01/15/27	975,555
Cisco Systems, Inc.
3,875,000	1.400		09/20/19	3,848,336
DXC Technology Co.(a)(c)
1,500,000	4.250		04/15/24	1,551,944
Fidelity National Information Services, Inc.(a)
2,575,000	3.625		10/15/20	2,697,423
Hewlett Packard Enterprise Co.(a)
1,025,000	4.900		10/15/25	1,074,608
NXP BV/NXP Funding LLC(c)
725,000	4.125		06/15/20	761,482
1,975,000	4.125		06/01/21	2,079,675
225,000	4.625		06/01/23	243,000
QUALCOMM, Inc.(a)
1,325,000	2.600		01/30/23	1,320,166
1,375,000	2.900		05/20/24	1,372,194
1,225,000	3.250		05/20/27	1,227,800

				18,362,909

Tobacco – 1.0%
BAT International Finance PLC(c)
7,250,000	2.750		06/15/20	7,344,707
Reynolds American, Inc.(a)
3,125,000	4.450		06/12/25	3,347,969

				10,692,676

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Transportation(c) – 0.6%
ERAC USA Finance LLC
$3,525,000	2.350%		10/15/19	$ 3,530,478
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,225,000	3.375	(a)	02/01/22	1,254,871
1,425,000	4.250		01/17/23	1,511,044

				6,296,393

Wirelines Telecommunications – 3.6%
American Tower Corp.(a)
1,025,000	3.300		02/15/21	1,051,777
AT&T, Inc.
2,075,000	2.300		03/11/19	2,087,307
500,000	2.800	(a)	02/17/21	505,304
2,200,000	3.200	(a)	03/01/22	2,226,840
2,450,000	3.800		03/15/22	2,535,831
2,400,000	3.000	(a)	06/30/22	2,401,241
1,354,000	3.600	(a)	02/17/23	1,385,765
3,525,000	3.400	(a)	05/15/25	3,465,392
100,000	4.125	(a)	02/17/26	102,527
Telefonica Emisiones SAU
3,875,000	5.462		02/16/21	4,262,225
Verizon Communications, Inc.
3,300,000	4.500		09/15/20	3,525,199
6,323,000	2.946	(c)	03/15/22	6,366,932
5,650,000	5.150		09/15/23	6,275,946

				36,192,286

TOTAL CORPORATE OBLIGATIONS (Cost $334,971,997)				$ 341,825,640

Mortgage-Backed Obligations – 27.4%
Adjustable Rate Non-Agency(b) – 0.2%
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
$544,719	1.484%		01/19/36	$ 367,081
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
1,007,768	1.542		12/25/46	989,014
Sequoia Mortgage Trust Series 2003-4, Class 1A2
647,724	1.999		07/20/33	632,557
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
42,235	2.849		02/25/33	43,416

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 2,032,068

Collateralized Mortgage Obligations – 1.0%
Interest Only(b)(d) – 0.0%
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X
$180,855	0.000%		07/25/33	$ —
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
191,187	0.000		08/25/33	—

				—

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB
$63,376	32.099%	02/16/32	$ 99,032

Planned Amortization Class – 0.0%
FNMA REMIC Series 2003-134, Class ME
12,011	4.500	06/25/33	12,147
FNMA REMIC Series 2004-64, Class BA
4,180	5.000	03/25/34	4,195

			16,342

Sequential Fixed Rate – 1.0%
FHLMC REMIC Series 2755, Class ZA
658,838	5.000	02/15/34	723,226
FHLMC REMIC Series 4273, Class PD
1,554,470	6.500	11/15/43	1,791,721
FNMA REMIC Series 2011-52, Class GB
1,478,274	5.000	06/25/41	1,621,586
FNMA REMIC Series 2011-99, Class DB
1,473,879	5.000	10/25/41	1,618,276
FNMA REMIC Series 2012-111, Class B
255,811	7.000	10/25/42	294,940
FNMA REMIC Series 2012-153, Class B
885,805	7.000	07/25/42	1,025,301
NCUA Guaranteed Notes Series A4
3,500,000	3.000	06/12/19	3,590,497

			10,665,547

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 10,780,921

Commercial Mortgage-Backed Securities(b) – 0.6%
Sequential Floating Rate – 0.6%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
$5,968,077	6.090%	12/10/49	$ 5,996,438

Federal Agencies – 25.6%
Adjustable Rate FNMA(b) – 0.5%
$6,765	3.086%	06/01/33	$ 7,143
960,699	3.362	07/01/34	1,013,142
2,073,461	3.036	09/01/34	2,175,295
1,512,401	3.490	05/01/35	1,598,339
261,579	3.048	06/01/35	271,220

			5,065,139

FHLMC – 0.9%
878	5.000	09/01/17	900
3,139	5.000	10/01/17	3,219
23	7.000	10/01/17	23
3,273	5.000	11/01/17	3,359
1,513	5.000	12/01/17	1,552
2,536	5.000	01/01/18	2,584
6,548	5.000	02/01/18	6,601
5,500	5.000	03/01/18	5,553
4,010	5.000	04/01/18	4,053
2,617	5.000	05/01/18	2,646
2,403	5.000	06/01/18	2,433
5,866	5.000	07/01/18	5,947
899	5.000	08/01/18	913

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$9,414	4.500%	09/01/18	$ 9,565
1,262	5.000	10/01/18	1,283
1,933	5.000	11/01/18	1,967
26,491	5.000	06/01/19	27,130
66,385	5.000	05/01/23	72,062
194,975	4.500	10/01/23	208,819
48,696	5.500	10/01/25	53,905
4,225	7.000	06/01/26	4,518
11,190	7.500	12/01/30	11,722
12,757	7.500	01/01/31	13,777
348,844	5.500	03/01/33	385,990
16,848	5.000	10/01/33	18,344
58,176	6.500	10/01/33	67,495
726	5.500	12/01/33	825
22,678	5.500	09/01/34	25,402
1,536	5.500	12/01/34	1,696
1,478	5.500	03/01/35	1,633
3,323	5.000	04/01/35	3,616
25,361	5.000	07/01/35	27,710
36,625	5.500	11/01/35	40,590
137,863	5.000	12/01/35	151,730
321	5.500	02/01/36	362
57,938	5.500	06/01/36	64,035
45,385	5.500	08/01/37	50,151
267,735	5.000	01/01/38	293,196
120,931	5.500	03/01/38	135,674
52,473	5.500	04/01/38	58,870
85,979	5.500	08/01/38	97,159
2,020	5.500	09/01/38	2,266
6,300	6.500	09/01/38	7,244
7,717	5.500	11/01/38	8,791
14,979	5.500	12/01/38	16,556
671,369	5.000	01/01/39	730,986
809,572	7.000	02/01/39	937,381
4,064	5.500	03/01/39	4,495
185,792	5.000	06/01/39	202,352
5,599	5.500	10/01/39	6,281
16,463	5.500	03/01/40	18,310
24,251	4.000	06/01/40	25,614
29,354	5.500	06/01/40	32,932
18,228	5.000	08/01/40	19,928
5,385	4.500	11/01/40	5,795
262,309	4.000	02/01/41	277,114
8,443	5.000	04/01/41	9,267
14,776	5.000	06/01/41	16,153
18,946	4.000	11/01/41	20,030
1,454,652	3.500	06/01/45	1,502,383
1,149,857	3.500	10/01/45	1,187,227
1,844,901	3.500	06/01/46	1,915,237

			8,815,351

FNMA – 12.7%
8,986	5.000	06/01/18	9,103
68,937	4.500	07/01/18	69,782
4,749	4.500	08/01/18	4,807
88	6.500	10/01/18	98
87,692	5.500	09/01/23	93,140
27,756	5.500	10/01/23	29,589
265,476	5.000	02/01/24	279,165
44,590	7.000	08/01/27	50,584
1,654	6.500	09/01/27	1,864
156,864	7.000	03/01/28	178,504
3,185	6.500	05/01/28	3,590

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$17,814	8.000%	02/01/31	$ 20,253
65,481	7.000	03/01/31	71,841
1,634	5.500	05/01/33	1,821
23,088	5.000	07/01/33	25,401
41,903	5.000	08/01/33	45,873
1,394	5.000	09/01/33	1,526
7,688	5.500	09/01/33	8,625
1,640	6.500	09/01/33	1,879
16,677	5.000	12/01/33	18,283
512	5.500	12/01/33	570
949	5.500	01/01/34	1,065
10,883	5.500	02/01/34	12,196
1,964	5.500	04/01/34	2,213
8,005	5.500	05/01/34	8,988
1,968	6.000	07/01/34	2,231
2,698	5.500	08/01/34	3,039
6,908	5.500	10/01/34	7,734
6,329	5.500	11/01/34	7,108
64,816	5.500	12/01/34	72,731
174,500	5.000	04/01/35	191,937
6,673	5.500	04/01/35	7,477
6,061	5.500	07/01/35	6,801
270	5.500	08/01/35	304
1,025,748	5.000	09/01/35	1,125,002
16,851	5.500	09/01/35	18,956
1,195	5.500	12/01/35	1,348
239	5.500	02/01/36	268
116,465	5.500	03/01/36	130,638
23,316	6.000	03/01/36	26,716
769	5.500	04/01/36	864
4,309	6.000	04/01/36	4,924
128,934	6.000	07/01/36	146,753
244,621	6.000	09/01/36	279,128
1,910	5.500	01/01/37	2,147
3,514	6.000	01/01/37	4,029
772	5.500	02/01/37	868
16,337	6.000	02/01/37	18,739
30,501	6.000	03/01/37	34,736
1,729	5.500	04/01/37	1,943
731	5.500	05/01/37	826
539	5.500	06/01/37	606
372	5.500	07/01/37	416
378,965	6.000	07/01/37	431,206
5,766	6.000	08/01/37	6,543
97,131	6.000	09/01/37	110,157
324,925	6.000	10/01/37	368,713
436,671	6.000	11/01/37	497,552
429	5.500	12/01/37	482
936	5.500	02/01/38	1,055
4,952	5.500	03/01/38	5,565
26,413	6.000	03/01/38	30,192
56,125	5.000	04/01/38	61,485
192,233	6.000	04/01/38	218,292
1,041	5.500	05/01/38	1,169
432,601	6.000	05/01/38	490,744
5,481	5.500	06/01/38	6,159
44,567	6.000	06/01/38	50,575
3,601	5.500	07/01/38	4,047
2,062	5.500	08/01/38	2,317
2,045	5.500	09/01/38	2,299
232,357	6.000	10/01/38	263,677
248,386	6.000	11/01/38	281,704
3,115	5.500	12/01/38	3,459

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$50,691	5.000%	02/01/39		$ 55,613
69,076	6.000	02/01/39		78,408
484,130	7.000	03/01/39		560,684
32,798	4.500	04/01/39		35,683
313,886	6.000	04/01/39		355,965
11,865	4.500	05/01/39		12,908
11,867	5.500	06/01/39		13,337
7,461	4.500	07/01/39		8,120
525,137	5.000	07/01/39		575,476
57,567	4.500	08/01/39		62,650
343,748	6.000	09/01/39		390,011
10,015	5.500	11/01/39		11,255
329,951	6.000	11/01/39		374,422
495,552	4.500	12/01/39		539,299
45,531	6.000	04/01/40		51,671
397,730	5.000	06/01/40		435,127
93,832	5.000	07/01/40		102,654
493,175	6.000	10/01/40		559,527
276,946	5.000	11/01/40		303,493
307,151	6.000	04/01/41		348,370
1,026,947	4.500	05/01/41		1,106,095
223,322	6.000	05/01/41		253,282
188,483	4.500	08/01/41		203,178
62,004	3.500	11/01/41		64,070
72,312	3.500	06/01/42		74,835
398,092	5.000	07/01/42		435,522
867,727	3.500	10/01/42		895,663
32,918	3.000	11/01/42		33,138
772,554	3.000	12/01/42		777,211
1,117,840	3.000	01/01/43		1,126,019
171,653	3.000	02/01/43		172,906
1,141,755	3.000	03/01/43		1,150,095
1,922,789	3.000	04/01/43		1,936,989
317,385	3.500	04/01/43		327,331
1,376,109	3.000	05/01/43		1,386,592
125,053	3.500	05/01/43		129,376
129,960	3.000	06/01/43		130,949
1,184,568	3.000	07/01/43		1,193,591
7,308,616	3.500	07/01/43		7,537,670
2,326,338	3.500	08/01/43		2,399,445
72,577	3.500	09/01/43		75,086
179,897	3.500	01/01/44		186,117
1,407,405	5.000	05/01/44		1,545,591
485,446	3.500	04/01/45		501,469
4,804,956	4.500	04/01/45		5,241,156
567,805	4.500	05/01/45		619,706
124,494	3.500	06/01/45		128,526
69,162	3.500	07/01/45		71,401
48,243	3.500	09/01/45		49,866
120,978	3.500	10/01/45		124,896
86,547	3.500	11/01/45		89,349
45,380	3.500	12/01/45		46,849
129,906	3.500	01/01/46		134,113
1,880,429	3.500	06/01/46		1,946,694
41,000,000	3.500	TBA-30yr	(e)	42,101,875
40,000,000	4.000	TBA-30yr	(e)	42,014,257
2,000,000	5.000	TBA-30yr	(e)	2,184,688

				129,146,690

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – 11.5%
	$11,771	6.000%	11/15/38	$ 13,536
	147,063	5.000	07/15/40	160,855
	294,520	5.000	01/15/41	322,141
	11,316	4.000	02/20/41	12,076
	17,436	4.000	11/20/41	18,429
	2,879	4.000	01/20/42	3,043
	9,366	4.000	04/20/42	9,899
	4,968	4.000	10/20/42	5,251
	98,296	4.000	08/20/43	103,898
	16,655,480	4.000	10/20/43	17,604,713
	10,148	4.000	03/20/44	10,724
	12,344	4.000	05/20/44	13,043
	860,958	4.000	11/20/44	909,757
	57,174	4.000	05/20/45	60,272
	12,395,178	4.000	07/20/45	13,066,745
	1,938,234	4.000	08/20/45	2,043,247
	5,299,785	4.000	09/20/45	5,586,925
	6,352,103	4.000	10/20/45	6,692,288
	1,109,301	4.000	11/20/45	1,168,363
	5,019,208	4.000	01/20/46	5,283,305
	1,478,512	4.000	02/20/46	1,556,307
	20,626,019	4.000	03/20/46	21,711,302
	14,930,523	4.000	04/20/46	15,718,457
	2,776,462	4.000	05/20/46	2,922,985
	5,612,542	4.000	05/20/47	5,920,136
	11,000,000	4.000	06/20/47	11,609,727
	5,000,000	4.000	07/20/47	5,281,446

				117,808,870

TOTAL FEDERAL AGENCIES				$ 260,836,050

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $280,876,194)				$ 279,645,477

Agency Debentures – 3.6%
FHLB
	$6,800,000	2.125%	06/09/23	$ 6,795,872
	3,500,000	3.375	09/08/23	3,741,875
	750,000	3.375	12/08/23	800,350
	2,400,000	5.000	09/28/29	2,896,673
FNMA
	3,700,000	1.875	09/24/26	3,511,781
	4,200,000	6.250	05/15/29	5,697,132
Private Export Funding Corp.
	7,000,000	5.450	09/15/17	7,058,051
Small Business Administration
	11,676	6.300	06/01/18	11,820
Tennessee Valley Authority
	5,400,000	3.875	02/15/21	5,799,330

TOTAL AGENCY DEBENTURES (Cost $35,499,299)				$ 36,312,884

Asset-Backed Securities(b) – 14.1%
Collateralized Loan Obligations(c) – 5.1%
B&M CLO Ltd. Series 2014-1A, Class A1
	$3,700,000	2.423%	04/16/26	$ 3,699,079
B&M CLO Ltd. Series 2014-1A, Class A2
	650,000	2.973	04/16/26	649,995

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
BlueMountain CLO Ltd. Series 2014-2A, Class AR
$5,150,000	0.000%	07/20/26	$ 5,150,000
Cutwater Ltd. Series 2014-1A, Class A1AR
5,000,000	2.469	07/15/26	4,997,490
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
3,400,000	2.554	04/18/26	3,400,187
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R
3,400,000	2.435	04/18/26	3,400,000
Neuberger Berman CLO XIX Ltd. Series 2015-19A, Class A1R
5,150,000	2.354	07/15/27	5,150,000
Shackleton CLO Ltd. Series 2014-5A, Class AR
7,800,000	2.319	05/07/26	7,799,938
Trinitas CLO Ltd. Series 2014-1A, Class A1
2,950,000	2.553	04/15/26	2,951,065
Voya CLO Ltd. Series 2014-4A, Class A1R
7,500,000	0.000	10/14/26	7,500,000
Whitehorse VIII Ltd. Series 2014-1A, Class A
7,500,000	2.534	05/01/26	7,510,230

			52,207,984

Home Equity – 0.0%
Impac CMB Trust Series 2004-08, Class 1A
260,298	1.744	10/25/34	235,321

Other(c) – 1.6%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
3,100,000	1.894	09/10/18	3,100,350
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2
2,800,000	1.944	04/10/19	2,800,654
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
4,850,000	2.294	03/10/19	4,850,721
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1
2,550,000	1.844	07/10/19	2,551,071
Station Place Securitization Trust Series 2015-2, Class A
2,600,000	2.039	05/15/18	2,600,000

			15,902,796

Student Loan – 7.4%
Access Group, Inc. Series 2004-1, Class A2
4,690,794	1.363	09/26/33	4,636,587
Access Group, Inc. Series 2015-1, Class A(c)
2,032,617	1.724	07/25/56	2,019,473
Chase Education Loan Trust Series 2007-A, Class A3
452,096	1.221	12/28/23	450,807
ECMC Group Student Loan Trust Series 2016-1A, Class A(c)
4,557,144	2.374	07/26/66	4,581,322
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c)
2,826,833	1.824	10/25/56	2,807,173
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(c)
8,200,000	1.824	04/26/32	7,995,740
Educational Funding of the South, Inc. Series 2011-1, Class A2
3,030,686	1.688	04/25/35	3,019,661
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(c)
2,124,838	2.024	02/25/25	2,129,823
Higher Education Funding I Series 2014-1, Class A(c)
4,091,055	2.102	05/25/34	4,073,675
Navient Student Loan Trust Series 2016-5A, Class A(c)
9,515,798	2.274	06/25/65	9,665,908

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
Navient Student Loan Trust Series 2016-7A, Class A(c)
$4,671,550	2.174%		03/25/66	$ 4,724,907
Nelnet Student Loan Trust Series 2006-1, Class A5
2,938,075	1.163		08/23/27	2,929,326
Nelnet Student Loan Trust Series 2006-1, Class A6(c)
5,200,000	1.503		08/23/36	4,970,733
Nelnet Student Loan Trust Series 2013-5A, Class A(c)
642,950	1.654		01/25/37	640,817
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(a)
3,500,000	1.890		10/25/37	3,420,425
North Carolina State Education Assistance Authority Series 2010-1, Class A1
2,146,118	1.938		07/25/41	2,138,492
Northstar Education Finance, Inc. Series 2004-2, Class A3
15,030	0.946		07/30/18	15,023
PHEAA Student Loan Trust Series 2016-1A, Class A(c)
4,686,401	2.174		09/25/65	4,741,952
Scholar Funding Trust Series 2010-A, Class A(c)
1,561,807	1.789		10/28/41	1,539,212
SLC Student Loan Trust Series 2006-2, Class A5
3,345,669	1.231		09/15/26	3,337,391
SLM Student Loan Trust Series 2004-8A, Class A6(c)
3,900,000	1.668		01/25/40	3,849,594
SLM Student Loan Trust Series 2005-3, Class A5
1,619,396	1.128		10/25/24	1,616,899

				75,304,940

TOTAL ASSET-BACKED SECURITIES (Cost $142,926,924)				$ 143,651,041

Foreign Debt Obligations – 0.9%
Sovereign – 0.6%
Republic of Chile
$239,000	3.125%		01/21/26	$ 243,481
Republic of Colombia(a)
200,000	5.625		02/26/44	218,500
1,380,000	5.000		06/15/45	1,388,625
Republic of Indonesia
790,000	3.700	(c)	01/08/22	810,737
200,000	5.875		01/15/24	228,000
420,000	4.125	(c)	01/15/25	433,125
380,000	4.125		01/15/25	391,875
1,380,000	4.350	(c)	01/08/27	1,442,100
510,000	6.750		01/15/44	657,263
380,000	5.250	(c)	01/08/47	413,250

				6,226,956

Supranational – 0.3%
Inter-American Development Bank
2,700,000	1.000		02/27/18	2,685,558

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $8,614,415)				$ 8,912,514

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations(a) – 0.9%
California – 0.6%
California State GO Bonds Build America Taxable Series 2009
$950,000	7.500%	04/01/34	$ 1,382,829
1,650,000	7.550	04/01/39	2,519,088
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950	03/01/36	1,876,715

			5,778,632

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010
1,280,000	7.350	07/01/35	1,369,587

Ohio – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	2,111,621

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,436,544)			$ 9,259,840

Government Guarantee Obligations(f) – 2.7%
Hashemite Kingdom of Jordan Government AID Bond
$7,400,000	2.503%	10/30/20	$ 7,543,116
Israel Government AID Bond
7,827,000	5.500	09/18/23	9,320,078
1,200,000	5.500	12/04/23	1,426,068
2,400,000	5.500	04/26/24	2,859,696
4,700,000	5.500	09/18/33	6,290,903

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $26,115,356)			$ 27,439,861

U.S. Treasury Obligations – 18.3%
United States Treasury Bonds
$3,670,000	2.750%	11/15/42	$ 3,628,162
8,320,000	3.625	02/15/44	9,588,884
3,830,000	3.125	08/15/44	4,047,736
31,750,000	3.000 (g)	11/15/44	32,773,622
5,290,000	3.000	05/15/45	5,453,567
11,400,000	2.875	11/15/46	11,466,690
1,030,000	3.000	05/15/47	1,063,424
United States Treasury Inflation Indexed Bonds
23,269,620	0.125	04/15/18	23,197,019
2,436,298	0.125	01/15/23	2,415,979
3,835,204	0.625	01/15/24	3,892,579
1,341,964	0.250	01/15/25	1,319,124
1,749,283	0.625	01/15/26	1,761,773
992,613	0.875	02/15/47	964,869
United States Treasury Notes
8,390,000	2.250	01/31/24	8,469,453
14,000,000	2.000	04/30/24	13,894,440
9,880,000	2.000	05/31/24	9,799,775
5,250,000	2.000	06/30/24	5,203,642
1,010,000	2.375	08/15/24	1,025,554
44,220,000	2.250	11/15/25	44,233,704

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Strip Coupon(h)
$3,200,000	0.000%	02/15/36	$ 1,920,384

TOTAL U.S. TREASURY OBLIGATIONS (Cost $183,497,033)			$ 186,120,380

Shares	Distribution Rate		Value
Investment Company(b)(i) – 4.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
43,055,912	0.845%		$ 43,055,912
(Cost $43,055,912)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,062,993,674)			$1,076,223,549

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 3.7%
Certificates of Deposit – 1.9%
Abbey National Treasury Services PLC
$1,650,000	1.270%	08/11/17	$1,650,128
Credit Suisse New York
4,000,000	1.912	11/03/17	4,008,474
Mizuho Bank Ltd.
5,000,000	1.919	12/08/17	5,012,011
The Toronto-Dominion Bank
5,000,000	0.000	09/28/17	4,984,500
UBS AG Stamford
4,000,000	1.420	11/02/17	4,000,820

			19,655,933

Commercial Paper – 1.8%
Electricite de France SA
5,500,000	0.000	01/05/18	5,449,758
Ford Motor Credit Co. LLC
5,000,000	0.000	08/01/17	4,993,373
Monsanto Co.
2,500,000	0.000	07/31/17	2,496,790
National Australia Bank Ltd.
5,000,000	1.288	12/06/17	5,006,221

			17,946,142

TOTAL SHORT-TERM INVESTMENTS (Cost $37,570,220)			$ 37,602,075

TOTAL INVESTMENTS – 109.3% (Cost $1,100,563,894)			$1,113,825,624

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.3)%			(95,092,930)

NET ASSETS – 100.0%			$1,018,732,694

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $201,121,720, which represents approximately 19.7% of net assets as of June 30, 2017.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $86,300,820 which represents approximately 8.5% of net assets as of June 30, 2017.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $27,439,861, which represents approximately 2.7% of net assets as of June 30, 2017.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholde Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Australia & New Zealand Banking Group	AUD	2,082,000	USD	1,574,219	$1,598,580	09/20/17	$24,361
	CAD	670,201	USD	512,000	517,478	09/20/17	5,478
Bank of America Securities LLC	AUD	1,721,105	USD	1,288,351	1,322,317	07/27/17	33,966
	AUD	6,199,955	USD	4,699,107	4,760,385	09/20/17	61,279
	EUR	1,377,000	CHF	1,505,887	1,579,514	09/20/17	851
	EUR	1,800,631	USD	2,047,964	2,065,447	09/20/17	17,483
	GBP	494,041	CAD	833,479	645,084	09/20/17	1,536
	GBP	247,460	USD	315,259	323,116	09/20/17	7,857
	USD	1,575,000	JPY	174,628,125	1,558,143	09/20/17	16,857
Barclays Bank PLC	CAD	1,465,302	USD	1,103,000	1,131,394	09/20/17	28,394
	EUR	2,774,000	USD	3,152,081	3,181,969	09/20/17	29,888
	GBP	1,229,000	USD	1,576,659	1,604,741	09/20/17	28,082
	JPY	87,898,787	USD	784,000	784,289	09/20/17	289
	NOK	13,197,242	CHF	1,503,000	1,583,268	09/20/17	7,631
	NOK	6,591,092	EUR	687,000	790,730	09/20/17	2,694
	NOK	6,648,853	USD	786,000	797,660	09/20/17	11,660
	NZD	1,085,000	USD	782,936	793,894	09/20/17	10,958
	SEK	113,777,976	EUR	11,695,687	13,567,987	09/20/17	152,228
	USD	1,914,548	JPY	213,172,717	1,902,062	09/20/17	12,486
BNP Paribas SA	AUD	2,499,000	USD	1,891,428	1,918,757	09/20/17	27,329
	CAD	1,258,485	USD	945,000	971,705	09/20/17	26,705
	EUR	1,377,000	CHF	1,504,717	1,579,514	09/20/17	2,078
	EUR	703,000	GBP	616,345	806,389	09/20/17	1,610
	EUR	423,000	NOK	4,028,990	485,210	09/20/17	1,854
	EUR	2,391,000	USD	2,695,112	2,742,642	09/20/17	47,529
	GBP	871,000	USD	1,102,982	1,137,290	09/20/17	34,308
	NZD	1,092,000	USD	785,738	799,016	09/20/17	13,279
	SEK	19,331,269	EUR	1,983,000	2,305,248	09/20/17	30,609
	SEK	9,160,470	NOK	8,907,930	1,092,383	09/20/17	23,702
	USD	2,353,000	JPY	260,570,464	2,324,975	09/20/17	28,025
Citibank NA	AUD	208,282	USD	158,038	160,022	07/27/17	1,984
	AUD	2,790,504	USD	2,120,582	2,142,577	09/20/17	21,995
	CAD	1,046,516	USD	788,000	808,039	09/20/17	20,039
	EUR	282,135	AUD	418,942	323,628	09/20/17	1,960
	GBP	3,398,712	USD	4,336,400	4,432,497	08/10/17	96,097
	NOK	38,852,658	EUR	4,042,328	4,661,137	09/20/17	24,308
	NZD	9,385,422	USD	6,751,971	6,867,312	09/20/17	115,341
	SEK	39,005,088	EUR	3,992,967	4,651,344	09/20/17	71,134
	USD	4,707,000	JPY	523,548,554	4,671,432	09/20/17	35,568
HSBC Bank PLC	CAD	28,113,335	USD	20,980,859	21,706,960	09/20/17	726,101
	EUR	1,535,000	USD	1,733,490	1,760,751	09/20/17	27,262
	GBP	504,441	EUR	568,602	658,663	09/20/17	6,438
	GBP	1,868,000	USD	2,364,119	2,439,102	09/20/17	74,983
	JPY	88,075,030	USD	784,000	785,861	09/20/17	1,861
	NZD	476,382	USD	346,056	348,569	09/20/17	2,513
	SEK	7,442,879	USD	856,838	887,561	09/20/17	30,724
JPMorgan Chase Bank (London)	CAD	51,337	USD	37,691	39,599	07/14/17	1,908
Standard Chartered Bank	AUD	1,054,720	USD	807,124	809,824	09/20/17	2,700
	EUR	707,000	NOK	6,758,637	810,978	09/20/17	146
	EUR	953,977	USD	1,091,292	1,092,730	08/24/17	1,438
	SEK	100,229,810	EUR	10,293,917	11,952,373	09/20/17	144,541
State Street Bank (London)	AUD	2,081,000	USD	1,576,847	1,597,812	09/20/17	20,966
	CAD	3,305,535	USD	2,516,000	2,552,280	09/20/17	36,280

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

State Street Bank (London) (continued)	EUR	700,000	CHF	759,658	$802,948	09/20/17	$6,579
	JPY	154,351,119	USD	1,371,620	1,377,218	09/20/17	5,599
	NOK	5,339,221	CAD	827,799	640,544	09/20/17	1,381
	NOK	6,633,054	USD	786,000	795,765	09/20/17	9,765
	NZD	1,080,000	USD	787,871	790,236	09/20/17	2,365
	SEK	6,844,880	EUR	700,000	816,250	09/20/17	13,301
	USD	29,024,883	JPY	3,182,186,581	28,393,485	09/20/17	631,398
Westpac Banking Corp.	AUD	4,566,000	USD	3,455,493	3,505,821	09/20/17	50,327
	EUR	2,711,066	JPY	334,721,979	3,109,779	09/20/17	123,177
	EUR	7,303,078	USD	8,262,447	8,365,291	08/24/17	102,844
	EUR	557,605	USD	625,594	639,611	09/20/17	14,018
	GBP	576,966	USD	728,984	753,362	09/20/17	24,379
	NZD	430,000	USD	313,281	314,631	09/20/17	1,351
	USD	1,724,245	JPY	191,123,908	1,700,805	07/20/17	23,441

TOTAL							$3,167,218

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Australia & New Zealand Banking Group	NZD	2,172,000	CAD	2,072,228	$1,589,252	09/20/17	$(10,763)
	USD	1,434,997	CAD	1,898,090	1,465,559	09/20/17	(30,562)
	USD	786,364	NZD	1,081,000	790,968	09/20/17	(4,604)
Bank of America Securities LLC	JPY	135,968,285	EUR	1,086,939	1,213,195	09/20/17	(33,599)
	JPY	806,446,774	USD	7,226,660	7,195,630	09/20/17	(31,032)
	USD	1,062,110	AUD	1,418,871	1,090,112	07/27/17	(28,002)
	USD	3,404,205	CAD	4,497,696	3,472,776	09/20/17	(68,571)
	USD	2,774,036	EUR	2,426,561	2,783,433	09/20/17	(9,398)
	USD	17,523,503	GBP	13,687,858	17,872,639	09/20/17	(349,136)
	USD	2,347,708	NZD	3,257,000	2,383,146	09/20/17	(35,439)
Barclays Bank PLC	EUR	6,897,041	SEK	66,706,316	7,911,381	09/20/17	(43,326)
	JPY	435,642,918	USD	3,922,000	3,887,082	09/20/17	(34,918)
	NOK	90,966,359	EUR	9,596,417	10,913,196	09/20/17	(94,557)
	USD	785,869	AUD	1,042,000	800,058	09/20/17	(14,189)
	USD	750,630	CAD	990,734	764,969	09/20/17	(14,339)
	USD	3,499,535	EUR	3,108,445	3,565,601	09/20/17	(66,066)
	USD	5,945,769	GBP	4,650,076	6,071,740	09/20/17	(125,971)
	USD	724,728	NZD	997,488	729,862	09/20/17	(5,134)
	USD	316,046	SEK	2,707,193	322,832	09/20/17	(6,786)
BNP Paribas SA	CHF	7,272,255	EUR	6,704,641	7,623,708	09/20/17	(66,977)
	JPY	432,668,819	USD	3,876,457	3,860,547	09/20/17	(15,910)
	USD	2,827,991	AUD	3,726,835	2,861,500	09/20/17	(33,510)
	USD	5,060,474	CAD	6,674,273	5,153,363	09/20/17	(92,889)
	USD	4,566,241	EUR	4,055,559	4,652,005	09/20/17	(85,764)
	USD	471,000	JPY	52,830,657	471,389	09/20/17	(389)
	USD	5,308,457	NZD	7,350,451	5,378,325	09/20/17	(69,868)
	USD	347,382	SEK	2,942,248	350,862	09/20/17	(3,481)
Citibank NA	EUR	688,000	USD	789,198	789,183	09/20/17	(14)
	JPY	128,758,218	USD	1,164,302	1,148,863	09/20/17	(15,439)
	NOK	90,686,815	EUR	9,545,428	10,879,659	09/20/17	(69,605)
	USD	1,885,000	CAD	2,490,075	1,922,644	09/20/17	(37,644)
	USD	3,140,000	CHF	2,999,328	3,144,279	09/20/17	(4,279)
	USD	3,971,773	EUR	3,490,699	4,004,073	09/20/17	(32,299)
	USD	5,087,454	GBP	3,987,361	5,200,194	08/10/17	(112,740)
	USD	2,367,060	GBP	1,854,000	2,420,822	09/20/17	(53,762)
	USD	782,528	NZD	1,086,000	794,626	09/20/17	(12,098)
HSBC Bank PLC	EUR	2,401,163	SEK	23,121,128	2,754,299	09/20/17	(2,888)
	JPY	257,924,395	USD	2,327,202	2,301,365	09/20/17	(25,837)
	USD	5,665,477	CAD	7,502,650	5,792,971	09/20/17	(127,493)
	USD	790,481	EUR	703,000	806,389	09/20/17	(15,908)
	USD	3,473,417	GBP	2,728,000	3,562,030	09/20/17	(88,614)
Morgan Stanley & Co. International PLC	USD	864,534	SEK	7,655,988	909,392	07/12/17	(44,858)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Standard Chartered Bank	AUD	2,047,000	NZD	2,149,528	$1,571,707	09/20/17	$(1,102)
	USD	1,566,901	AUD	2,056,000	1,578,617	09/20/17	(11,715)
	USD	3,844,841	CAD	5,094,945	3,933,926	09/20/17	(89,085)
	USD	1,106,120	EUR	973,000	1,116,098	09/20/17	(9,977)
State Street Bank (London)	EUR	335,515	CAD	498,575	384,859	09/20/17	(102)
	JPY	88,320,397	EUR	699,000	788,051	09/20/17	(13,751)
	JPY	854,775,030	USD	7,722,997	7,626,845	09/20/17	(96,153)
	NOK	12,394,013	CAD	1,934,808	1,486,904	09/20/17	(7,006)
	USD	10,195,670	AUD	13,516,481	10,378,088	09/20/17	(182,419)
	USD	300,183	CAD	409,000	315,485	07/14/17	(15,301)
	USD	4,713,000	CAD	6,237,017	4,815,746	09/20/17	(102,746)
	USD	2,668,197	GBP	2,059,242	2,688,812	09/20/17	(20,615)
	USD	315,610	NOK	2,670,816	320,417	09/20/17	(4,807)
	USD	2,796,254	NZD	3,860,463	2,824,700	09/20/17	(28,445)
Westpac Banking Corp.	JPY	44,293,824	EUR	354,132	395,218	09/20/17	(10,997)
	JPY	205,813,000	USD	1,856,764	1,831,523	07/20/17	(25,241)
	USD	1,565,470	AUD	2,077,874	1,595,412	09/20/17	(29,942)
	USD	10,014,843	EUR	8,852,000	10,139,499	08/24/17	(124,656)
	USD	1,883,713	NZD	2,606,000	1,906,810	09/20/17	(23,097)

TOTAL							$(2,815,815)

FORWARD SALES CONTRACTS — At June 30, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA-30yr	07/13/17	$(4,000,000)	$(4,108,594)
FNMA	3.000	TBA-30yr	07/13/17	(7,000,000)	(6,990,703)
FNMA	4.500	TBA-30yr	07/13/17	(1,000,000)	(1,072,500)

TOTAL (Proceeds Receivable: $12,247,031)					$(12,171,797)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	202	September 2017	$17,334,917	$(106,418)
Eurodollars	(129)	December 2018	(31,669,500)	(32,788)
Ultra Long U.S. Treasury Bonds	(57)	September 2017	(9,454,875)	(107,617)
Ultra 10 Year U.S. Treasury Notes	(8)	September 2017	(1,078,500)	1,672
2 Year U.S. Treasury Notes	421	September 2017	90,982,047	(106,515)
5 Year U.S. Treasury Notes	276	September 2017	32,522,719	(120,651)
10 Year U.S. Treasury Notes	(104)	September 2017	(13,055,250)	16,441
20 Year U.S. Treasury Bonds	294	September 2017	45,184,125	246,865

TOTAL				$(209,011)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

SEK	155,960		06/15/18	0.050%	3 month STIBOR	$37,290	$10,666
GBP	136,960		06/21/18	0.590	6 month GBP	6,756	—
SEK	104,320	(b)	09/15/18	0.330	3 month STIBOR	549	6,965
EUR	42,900	(b)	03/14/19	0.010	6 month EURO	(75,257)	126,772
CHF	40,900	(b)	03/29/19	0.554	6 month CHFOR	1,697	(18,289)
	$28,490	(b)	05/11/19	3 month LIBOR	1.826%	(3,035)	(23,685)
SEK	106,300	(b)	06/29/19	0.100	3 month STIBOR	65	(8,085)
NOK	41,060	(b)	09/20/19	1.000	3 month NIBOR	(11,440)	(3,734)
CAD	150,590	(b)	09/20/19	1.250	6 month CDOR	(155,924)	(407,186)
	$20,270	(b)	09/20/19	3 month LIBOR	1.750	(52,611)	21,781

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	AUD	25,830	(b)	09/20/19	6 month AUDOR	1.800%	$22,092	$61,261
		$48,140	(b)	12/20/19	2.250%	3 month LIBOR	94,144	77,813
	EUR	41,930	(b)	02/11/21	0.250	6 month EURO	9,432	(44,732)
		$26,990	(b)	02/11/21	3 month LIBOR	2.250	49,304	(169,574)
	GBP	9,760	(b)	03/11/21	6 month GBP	1.000	(3,479)	16,806
	SEK	156,510	(b)	09/20/22	0.250	3 month STIBOR	(35,441)	(207,282)
	EUR	28,950	(b)	09/20/22	0.250	6 month EURO	117,306	(248,149)
	CAD	8,320	(b)	09/20/22	1.500	6 month CDOR	(26,563)	(67,224)
		$51,530	(b)	09/20/22	3 month LIBOR	2.000	(272,480)	256,444
	AUD	1,120	(b)	09/20/22	6 month AUDOR	2.250	1,708	10,937
		$2,310	(b)	07/03/23	3 month LIBOR	2.143	(140)	831
	EUR	17,040	(b)	01/12/27	1.330	6 month EURO	(126,800)	20,409
	GBP	770		01/15/27	6 month GBP	3.630	4,590	(27,160)
		14,610	(b)	03/16/27	1.600	6 month GBP	36,799	(123,106)
	EUR	11,530	(b)	06/15/27	1.750	6 month EURO	160,935	(25,093)
	GBP	910		06/15/27	3.334	6 month GBP	18	(10,567)
	EUR	20,280	(b)	09/20/27	1.000	6 month EURO	450,933	(328,534)
		$5,520	(b)	09/20/27	2.500	3 month LIBOR	177,147	(75,837)
	GBP	12,950	(b)	09/20/27	6 month GBP	1.500	(567,046)	384,674
		$7,700	(b)	12/21/27	3 month LIBOR	2.750	(47,542)	15,460
	AUD	7,070	(b)	12/21/27	6 month AUDOR	3.500	(60,884)	47,683
		$8,070	(b)	07/03/28	2.378	3 month LIBOR	130	(18,701)
		6,890	(b)	12/20/28	3 month LIBOR	2.790	(141,763)	(61,124)
	GBP	1,140		09/15/31	3.230	6 month GBP	(59,432)	(17,903)
		620		12/21/31	6 month GBP	1.500	(59,026)	62,993
		10,080	(b)	01/11/32	6 month GBP	1.940	97,061	(59,797)
		710		01/15/32	3.723	6 month GBP	(5,119)	43,152
		350	(b)	02/01/32	6 month GBP	2.080	9	(1,438)
		3,550	(b)	09/20/32	6 month GBP	1.500	(79,827)	129,969
		9,670	(b)	03/17/37	6 month GBP	1.750	24,244	182,813
	EUR	1,210	(b)	06/16/37	2.000	6 month EURO	(489)	(10,092)
		$1,520	(b)	06/16/37	3 month LIBOR	2.750	3,618	(7)
	JPY	56,360	(b)	06/16/37	6 month JYOR	0.750	13,715	80
		161,560	(b)	09/20/37	6 month JYOR	0.750	(31,500)	9,522
	EUR	750	(b)	06/17/47	1.750	6 month EURO	2,768	(3,381)
		$1,750	(b)	06/17/47	3 month LIBOR	2.500	3,290	9,514
		1,000	(b)	09/20/47	3 month LIBOR	2.500	(19,755)	28,601
	GBP	1,130	(b)	09/20/47	6 month GBP	1.500	(33,360)	77,075
		$3,340	(b)	07/03/48	3 month LIBOR	2.560	120	13,040

TOTAL							$(553,193)	$(345,419)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,101,062,489

Gross unrealized gain	18,129,725
Gross unrealized loss	(5,366,590)

Net unrealized security gain	$12,763,135

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 41.4%
British Pound – 2.5%
United Kingdom Treasury
GBP	5,670,000	0.500%		07/22/22	$ 7,316,801
	2,000,000	4.500		09/07/34	3,678,795
	90,000	4.250		03/07/36	163,194
	3,970,000	3.500		01/22/45	6,941,854
	1,270,000	3.500		07/22/68	2,676,666

					20,777,310

Canadian Dollar – 1.6%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	655,361
	2,600,000	2.850		06/18/25	2,091,348
	2,000,000	4.950		06/18/40	2,072,702
Government of Canada
	1,760,000	2.750		12/01/48	1,547,193
Ontario Province of Canada
	1,800,000	4.400		06/02/19	1,468,760
	1,700,000	2.600		06/02/25	1,338,252
	2,300,000	4.650		06/02/41	2,288,578
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,529,431

					12,991,625

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	508,746

Danish Krone – 0.1%
Kingdom of Denmark
DKK	3,000,000	4.500		11/15/39	764,973

Euro – 11.9%
Federal Republic of Germany
EUR	1,500,000	2.500		08/15/46	2,235,398
France Government Bond OAT
	7,370,000	4.000		04/25/18	8,730,695
	1,700,000	3.500		04/25/26	2,424,117
	7,130,000	4.750		04/25/35	12,531,178
Government of France
	1,330,000	4.500		04/25/41	2,389,206
Italy Buoni Poliennali Del Tesoro
	8,150,000	0.750		01/15/18	9,359,959
	11,310,000	1.200		04/01/22	13,123,104
	8,230,000	1.850		05/15/24	9,581,780
	110,000	2.200		06/01/27	126,298
	2,040,000	3.500	(a)	03/01/30	2,585,468
	1,400,000	5.000		09/01/40	2,073,148
Kingdom of Belgium(a)
	2,530,000	0.800		06/22/27	2,888,714
	910,000	2.150		06/22/66	1,057,358
Republic of Austria(a)
	450,000	1.500		11/02/86	434,904
Republic of Indonesia(a)
	650,000	2.625		06/14/23	780,445
	420,000	3.750		06/14/28	525,275
Republic of Ireland
	860,000	4.500		04/18/20	1,114,214
	510,000	3.400		03/18/24	697,679
Republic of Italy
	7,062,851	2.150		11/12/17	8,139,031

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Spain Government Bond(a)
EUR	2,230,000	3.800%	04/30/24	$ 3,038,640
	1,250,000	2.750	10/31/24	1,603,107
	8,295,000	5.900	07/30/26	13,131,715

				98,571,433

Japanese Yen – 22.6%
Government of Japan
JPY	2,402,800,000	0.300	03/20/18	21,429,836
	667,500,000	0.200	09/20/18	5,957,382
	4,239,500,000	1.300	06/20/20	39,242,372
	50,000	0.400	06/20/25	458
	436,000,000	2.200	03/20/31	4,890,836
	225,000,000	1.700	09/20/32	2,406,295
	214,000,000	1.400	09/20/34	2,201,741
	2,138,200,000	2.500	09/20/34	25,491,488
	315,000,000	2.200	09/20/39	3,688,616
	454,000,000	1.400	09/20/45	4,643,172
	233,600,000	2.000	03/20/52	2,732,647
	312,700,000	1.400	03/20/55	3,145,850
Japan Government Five Year Bond
	419,000,000	0.100	09/20/21	3,753,585
Japan Government Ten Year Bond
	1,124,050,000	0.100	06/20/26	10,040,846
	529,250,000	0.100	09/20/26	4,723,370
Japan Government Two Year Bond
	2,939,450,000	0.100	12/15/18	26,216,055
Japanese Government CPI Linked Bond
	23,453,000	0.100	09/10/24	217,129
	1,569,900,000	0.100	03/10/25	14,548,182
	1,319,598,072	0.100	03/10/26	12,252,112

				187,581,972

Mexican Peso – 0.1%
United Mexican States
MXN	2,098,900	7.750	11/23/34	124,532
	13,763,300	10.000	11/20/36	987,546
	2,436,600	8.500	11/18/38	153,732
	94,300	8.000	11/07/47	5,701

				1,271,511

Polish Zloty – 0.2%
Poland Government Bond
PLN	640,000	2.000	04/25/21	170,224
	290,000	4.000	10/25/23	83,339
	4,800,000	2.500	07/25/27	1,205,955

				1,459,518

Russian Ruble – 0.1%
Russian Federation Bond
RUB	26,160,000	7.050	01/19/28	421,842

South African Rand – 0.7%
Republic of South Africa
ZAR	47,650,000	7.750	02/28/23	3,573,631
	6,569,608	10.500	12/21/26	556,932
	9,630,000	8.500	01/31/37	652,774
	13,680,000	8.750	01/31/44	932,467

				5,715,804

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
South Korean Won – 0.4%
Republic of Korea
KRW	3,819,000,000	5.000%		06/10/20	$ 3,645,310

Swedish Krona – 0.3%
Sweden Government Bond
SEK	21,290,000	3.500		06/01/22	2,961,424

Thai Baht – 0.4%
Thailand Government Bond
THB	126,490,000	1.875		06/17/22	3,705,863

United States Dollar – 0.4%
Republic of Indonesia
	$970,000	5.875		01/15/24	1,105,800
	200,000	4.125	(a)	01/15/25	206,250
	1,110,000	4.125		01/15/25	1,144,688
Republic of Korea
	660,000	7.125		04/16/19	719,128

					3,175,866

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $340,398,701)					$343,553,197

Corporate Obligations – 16.6%
Automotive – 0.1%
GKN Holdings PLC
GBP	700,000	5.375%		09/19/22	$ 1,055,401

Banks – 5.7%
Bank of America Corp.
EUR	300,000	4.625		08/07/17	344,221
	$1,550,000	5.750		12/01/17	1,576,231
	1,000,000	5.650		05/01/18	1,031,403
	1,400,000	2.600		01/15/19	1,413,184
	600,000	2.650		04/01/19	607,226
	1,450,000	4.125		01/22/24	1,530,123
	150,000	3.875		08/01/25	155,177
	3,500,000	3.248	(b)	10/21/27	3,382,165
	650,000	4.183	(b)	11/25/27	661,105
	2,100,000	3.824	(b)(c)	01/20/28	2,136,464
	100,000	6.110		01/29/37	122,395
Barclays Bank PLC
	850,000	10.179		06/12/21	1,064,599
Barclays PLC(b)
	1,850,000	3.684		01/10/23	1,898,207
	1,500,000	4.337		01/10/28	1,542,021
BNP Paribas SA
	200,000	4.375	(a)	09/28/25	207,311
	900,000	4.375	(a)	05/12/26	932,103
EUR	700,000	2.250		01/11/27	809,075
BPCE SA
	300,000	2.875		04/22/26	362,868
Capital One Financial Corp.(b)
	$1,600,000	2.500		05/12/20	1,606,931
Citigroup, Inc.(b)
	1,300,000	3.200		10/21/26	1,264,279
Credit Agricole SA(a)
	1,500,000	2.125		04/17/18	1,504,243
	1,200,000	3.375		01/10/22	1,232,093
	1,000,000	4.125		01/10/27	1,045,476

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse AG
	$750,000	6.500	%\	08/08/23	$ 842,850
Deutsche Bank AG
EUR	100,000	5.125		08/31/17	115,184
	$150,000	2.850		05/10/19	151,599
	100,000	3.125		01/13/21	100,498
HSBC Holdings PLC
	200,000	4.250		08/18/25	205,461
	450,000	6.800		06/01/38	601,711
Intesa Sanpaolo SpA
	1,700,000	3.875		01/16/18	1,715,722
	900,000	3.875		01/15/19	922,205
Morgan Stanley, Inc.
	500,000	5.625		09/23/19	537,158
EUR	900,000	2.375		03/31/21	1,100,507
	$50,000	3.875		04/29/24	51,964
	1,700,000	3.700		10/23/24	1,744,639
	300,000	4.000		07/23/25	313,120
	1,400,000	3.625		01/20/27	1,410,066
	350,000	4.300		01/27/45	361,941
Synchrony Financial(b)
	100,000	1.875		08/15/17	100,022
	250,000	3.000		08/15/19	253,525
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
	1,050,000	1.700		03/05/18	1,050,453
UBS Group Funding Switzerland AG(a)
	2,400,000	3.000		04/15/21	2,436,809
	1,750,000	4.125		09/24/25	1,834,411
UniCredit SpA
	1,400,000	3.750	(a)	04/12/22	1,433,800
EUR	1,000,000	2.125		10/24/26	1,175,466
	$2,250,000	4.625	(a)	04/12/27	2,367,031

					47,255,042

Chemicals(b) – 0.0%
LyondellBasell Industries NV
	252,000	5.000		04/15/19	263,451

Communications – 1.6%
America Movil SAB de CV
MXN	5,260,000	6.000		06/09/19	280,690
American Tower Corp.(b)
	$450,000	3.300		02/15/21	461,756
AT&T, Inc.(b)
	2,000,000	2.800		02/17/21	2,021,218
	1,450,000	3.200		03/01/22	1,467,690
	250,000	3.000		06/30/22	250,129
Charter Communications Operating LLC/Charter Communications Operating Capital(b)
	150,000	3.579		07/23/20	155,006
	1,150,000	4.908		07/23/25	1,242,367
Time Warner Cable LLC
	300,000	6.750		07/01/18	313,862
	450,000	5.000		02/01/20	480,058
	100,000	4.125	(b)	02/15/21	104,571
	28,000	7.300		07/01/38	35,788
	100,000	5.500	(b)	09/01/41	107,467

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Communications – (continued)
Verizon Communications, Inc.
	$350,000	4.500%		09/15/20	$ 373,885
	250,000	3.450		03/15/21	258,654
	400,000	3.000	(b)	11/01/21	405,297
	3,299,000	2.946	(a)	03/15/22	3,321,921
	1,100,000	3.125		03/16/22	1,116,235
	1,200,000	2.450	(b)	11/01/22	1,176,257
	150,000	4.125		03/16/27	154,917

					13,727,768

Consumer Cyclical Services(b) – 0.1%
Marriott International, Inc.
	1,200,000	2.300		01/15/22	1,184,208

Electric – 0.6%
EDP Finance BV
EUR	450,000	2.000		04/22/25	522,581
Electricite de France SA(b)
	1,800,000	4.250		12/29/49	2,180,640
Enel Finance International NV
GBP	150,000	5.625		08/14/24	238,802
Exelon Corp.(b)
	$1,100,000	3.497		06/01/22	1,123,805
Ruwais Power Co. PJSC(a)
	520,000	6.000		08/31/36	599,950

					4,665,778

Energy – 2.2%
Anadarko Petroleum Corp.
	50,000	3.450	(b)	07/15/24	48,841
	1,050,000	6.450		09/15/36	1,235,947
BP Capital Markets PLC
	250,000	3.814		02/10/24	260,719
EUR	950,000	0.830	(b)	09/19/24	1,067,432
	$200,000	3.017	(b)	01/16/27	194,582
Buckeye Partners LP(b)
	550,000	4.150		07/01/23	564,842
Columbia Pipeline Group, Inc.
	100,000	2.450		06/01/18	100,459
	150,000	3.300	(b)	06/01/20	153,692
Devon Energy Corp.(b)
	500,000	3.250		05/15/22	496,921
	200,000	5.600		07/15/41	207,716
	650,000	4.750		05/15/42	630,194
	450,000	5.000		06/15/45	454,608
Dolphin Energy Ltd.
	141,047	5.888		06/15/19	144,573
	210,070	5.888	(a)	06/15/19	215,322
Enterprise Products Operating LLC(b)
	700,000	2.850		04/15/21	707,924
	500,000	3.750		02/15/25	514,901
Kinder Morgan Energy Partners LP(b)
	470,000	3.950		09/01/22	485,601
Kinder Morgan, Inc.(b)
	350,000	3.050		12/01/19	356,081
	3,000,000	5.000	(a)	02/15/21	3,216,456
	300,000	4.300		06/01/25	311,903
Petroleos Mexicanos
	32,000	6.375		02/04/21	34,650
EUR	920,000	5.125		03/15/23	1,180,811
	$23,000	5.500		06/27/44	20,217
	30,000	6.375		01/23/45	29,304

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Plains All American Pipeline LP/PAA Finance Corp.(b)
	$1,800,000	4.500%	12/15/26	$ 1,820,428
	700,000	4.700	06/15/44	638,079
Sabine Pass Liquefaction LLC(b)
	2,000,000	5.625	03/01/25	2,210,000
Williams Partners LP(b)
	550,000	3.600	03/15/22	561,911
	450,000	3.900	01/15/25	454,944

				18,319,058

Financial Companies – 0.4%
GE Capital European Funding Unlimited Co.
EUR	1,200,000	2.875	06/18/19	1,445,153
GE Capital International Funding Co.
	$1,500,000	3.373	11/15/25	1,550,935

				2,996,088

Food & Beverage(b) – 0.8%
Anheuser-Busch InBev Finance, Inc.
	2,050,000	2.650	02/01/21	2,077,486
	1,100,000	4.900	02/01/46	1,241,505
CVS Health Corp.
	550,000	2.800	07/20/20	559,954
	300,000	3.500	07/20/22	311,119
	222,000	3.875	07/20/25	230,824
Kraft Heinz Foods Co.
	600,000	2.800	07/02/20	608,975
	350,000	3.950	07/15/25	359,894
	150,000	5.000	07/15/35	162,207
Walgreens Boots Alliance, Inc.
	850,000	3.450	06/01/26	848,203

				6,400,167

Health Care - Services – 0.1%
UnitedHealth Group, Inc.
	700,000	2.875	12/15/21	715,476

Health Care Products(b) – 0.4%
Becton Dickinson & Co.
	1,600,000	2.894	06/06/22	1,605,002
	1,700,000	3.363	06/06/24	1,703,886

				3,308,888

Insurance – 0.8%
Allianz Finance II BV(b)(c)
EUR	100,000	5.750	07/08/41	134,650
American International Group, Inc.(b)
	$350,000	3.875	01/15/35	339,312
	500,000	4.800	07/10/45	533,637
Aviva PLC(b)(c)
GBP	50,000	6.125	11/14/36	76,483
EUR	1,050,000	3.375	12/04/45	1,232,500
GBP	850,000	5.902	07/27/49	1,204,295
Cloverie PLC for Zurich Insurance Co. Ltd.(b)(c)
	$1,250,000	5.625	06/24/46	1,361,700
MetLife, Inc.
	500,000	4.368	09/15/23	547,382
	110,000	3.600	04/10/24	115,586
NN Group NV(b)(c)
EUR	800,000	4.625	04/08/44	1,009,039

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
QBE Insurance Group Ltd.(a)
	$400,000	2.400%		05/01/18	$ 400,234
Standard Life PLC(b)(c)
GBP	50,000	6.546		01/06/49	71,308

					7,026,126

Metals & Mining(a) – 0.3%
Glencore Funding LLC
	$2,100,000	4.125		05/30/23	2,154,789

Noncaptive - Financial – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2,550,000	3.750		05/15/19	2,619,184
	2,300,000	3.500	(b)	05/26/22	2,360,356
	2,149,000	4.625		07/01/22	2,303,148
Capital One Financial Corp.(b)
	1,000,000	4.200		10/29/25	1,008,342
General Electric Co.
MXN	2,000,000	8.500		04/06/18	110,603
	$350,000	5.550		05/04/20	384,477
	150,000	4.650		10/17/21	165,234

					8,951,344

Pharmaceuticals – 1.1%
Allergan Funding SCS
	50,000	2.450		06/15/19	50,304
	250,000	3.000	(b)	03/12/20	255,305
EMD Finance LLC(a)(b)
	2,050,000	3.250		03/19/25	2,057,218
Forest Laboratories LLC(a)(b)
	80,000	4.375		02/01/19	82,502
	4,100,000	5.000		12/15/21	4,476,396
Mylan NV(b)
	2,300,000	3.950		06/15/26	2,330,450

					9,252,175

Real Estate Investment Trusts(b) – 0.4%
HCP, Inc.
	100,000	2.625		02/01/20	100,734
	1,750,000	5.375		02/01/21	1,909,917
	200,000	4.250		11/15/23	209,704
Ventas Realty LP/Ventas Capital Corp.
	200,000	3.250		08/15/22	202,512
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
	350,000	2.700		09/17/19	352,892
	400,000	3.750		09/17/24	405,042

					3,180,801

Restaurants(b) – 0.0%
McDonald’s Corp.
	100,000	2.750		12/09/20	101,813

Technology(b) – 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
	600,000	3.000		01/15/22	605,363
	750,000	3.625		01/15/24	767,249
	750,000	3.875		01/15/27	770,175
Fidelity National Information Services, Inc.
EUR	800,000	1.100		07/15/24	905,898

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology(b) – (continued)
QUALCOMM, Inc.
	$1,050,000	3.250%	05/20/27	$ 1,052,400

				4,101,085

Tobacco – 0.4%
BAT International Finance PLC(a)
	800,000	2.750	06/15/20	810,450
	200,000	3.500	06/15/22	206,130
Reynolds American, Inc.
	108,000	3.250	06/12/20	111,190
	150,000	4.000	06/12/22	158,949
	250,000	5.700 (b)	08/15/35	296,251
	1,100,000	5.850 (b)	08/15/45	1,347,280

				2,930,250

TOTAL CORPORATE OBLIGATIONS (Cost $135,208,199)				$137,589,708

Foreign Debt Obligations – 1.9%
Supranational – 1.9%
European Financial Stability Facility
EUR	10,200,000	0.010%	11/17/22	$ 11,601,696
	2,700,000	0.400	05/31/26	3,016,238
	1,100,000	2.350	07/29/44	1,431,916

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $15,727,707)				$ 16,049,850

Asset-Backed Securities – 18.5%
Collateralized Loan Obligations(a)(c) – 8.8%
AIMCO CLO Series 2014-AA, Class AR
	$4,250,000	2.181%	07/20/26	$ 4,249,868
Atrium X Series 2017-10A, Class AR
	4,150,000	2.036	07/16/25	4,153,029
B&M CLO Ltd. Series 2014-1A, Class A1
	1,750,000	2.423	04/16/26	1,749,564
GoldentTree Loan Management US CLO 1 Ltd. Series 2017-1A, Class A
	4,650,000	2.404	04/20/29	4,650,014
Greywolf CLO V Ltd. Series 2015-1A, Class A1
	1,800,000	2.638	04/25/27	1,800,463
Halcyon Loan Advisors Funding Ltd. Series 2013-1A, Class A1
	2,450,000	2.173	04/15/25	2,451,370
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
	5,650,000	2.554	04/18/26	5,650,311
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R
	5,600,000	2.435	04/18/26	5,600,000
Madison Park Funding XII Ltd. Series 2014-12A, Class AR
	3,900,000	2.290	07/20/26	3,904,571
Oak Hill Credit Partners X Ltd. Series 2014-10A, Class AR
	4,650,000	2.077	07/20/26	4,658,584
OCP CLO Ltd. Series 2016-12A, Class A1
	4,650,000	2.522	10/18/28	4,691,324
OFSI Fund VII Ltd. Series 2014-7A, Class A
	2,285,359	2.364	10/18/26	2,286,588
OFSI Fund VII Ltd. Series 2014-7A, Class B
	564,641	3.153	10/18/26	564,661
OHA Credit Partners VIII Ltd. Series 2013-8A, Class A
	6,100,000	2.150	04/20/25	6,100,945

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(c) – (continued)
Shackleton CLO Ltd. Series 2014-5A, Class AR
$3,650,000	2.319%	05/07/26	$ 3,649,971
Sound Point CLO Vlll Ltd. Series 2015-1A, Class A
900,000	2.553	04/15/27	900,556
Sound Point CLO XI Ltd. Series 2016-1A, Class A
8,350,000	2.680	07/20/28	8,415,932
Sound Point CLO XI Ltd. Series 2016-1A, Class B1
1,700,000	3.430	07/20/28	1,714,151
Trinitas CLO II Ltd. Series 2014-2A, Class A1R
1,000,000	2.339	07/15/26	999,976
Trinitas CLO Ltd. Series 2014-1A, Class A1
1,550,000	2.553	04/15/26	1,550,560
Whitehorse VIII Ltd. Series 2014-1A, Class A
3,500,000	2.534	05/01/26	3,504,774

			73,247,212

Credit Card(a) – 1.3%
Golden Credit Card Trust Series 2016-5A, Class A
2,600,000	1.600	09/15/21	2,585,786
Golden Credit Card Trust Series 2017-2A, Class A
3,650,000	1.980	04/15/22	3,649,087
Master Credit Card Trust II Series 2017-1A, Class A
4,500,000	2.260	07/21/21	4,536,842

			10,771,715

Home Equity(c) – 0.2%
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)
1,723,134	2.666	10/25/37	1,739,483
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
27,531	7.000	09/25/37	27,957
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
71,882	7.000	09/25/37	74,068

			1,841,508

Other(a)(c) – 1.0%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
1,450,000	1.894	09/10/18	1,450,164
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2
850,000	1.944	04/10/19	850,199
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
2,275,000	2.294	03/10/19	2,275,338
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1
1,200,000	1.844	07/10/19	1,200,504
Station Place Securitization Trust Series 2015-2, Class A
2,050,000	2.039	05/15/18	2,050,000

			7,826,205

Student Loans(c) – 7.2%
Access Group, Inc. Series 2015-1, Class A(a)
1,355,078	1.724	07/25/56	1,346,315
Chase Education Loan Trust Series 2007-A, Class A3
271,258	1.221	12/28/23	270,484
ECMC Group Student Loan Trust Series 2017-1A, Class A(a)
7,627,771	2.224	12/27/66	7,634,569
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(a)
6,750,000	1.824	04/26/32	6,581,859

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(c) – (continued)
Educational Services of America, Inc. Series 2010-1, Class A1(a)
$501,217	1.888%	07/25/23	$ 501,571
Educational Services of America, Inc. Series 2015-2, Class A(a)
2,141,526	2.024	12/25/56	2,141,525
Higher Education Funding I Series 2014-1, Class A(a)
3,363,757	2.102	05/25/34	3,349,466
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
538,014	2.002	02/25/42	538,842
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3
2,450,000	2.060	07/20/43	2,404,178
Navient Student Loan Trust Series 2017-2A, Class A(a)
7,796,872	2.074	12/27/66	7,843,302
Nelnet Student Loan Trust Series 2006-1, Class A6(a)
4,300,000	1.503	08/23/36	4,110,414
Nelnet Student Loan Trust Series 2006-2, Class A5
1,439,532	1.138	01/25/30	1,437,440
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
524,760	1.818	07/27/48	530,483
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
286,163	1.874	02/25/43	287,259
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(b)
2,900,000	1.890	10/25/37	2,834,067
North Carolina State Education Assistance Authority Series 2010-1, Class A1
1,776,098	1.938	07/25/41	1,769,787
Northstar Education Finance, Inc. Series 2004-2, Class A3
8,768	0.946	07/30/18	8,763
PHEAA Student Loan Trust Series 2016-1A, Class A(a)
3,834,328	2.174	09/25/65	3,879,779
Scholar Funding Trust Series 2010-A, Class A(a)
927,323	1.789	10/28/41	913,907
SLC Student Loan Center Series 2011-1, Class A(a)
637,635	2.244	10/25/27	644,729
SLC Student Loan Trust Series 2006-1, Class A5
2,331,910	1.241	03/15/27	2,321,379
SLM Student Loan Trust Series 2004-8A, Class A6(a)
3,200,000	1.668	01/25/40	3,158,641
SLM Student Loan Trust Series 2005-3, Class A5
960,658	1.128	10/25/24	959,177
SLM Student Loan Trust Series 2005-5, Class A5
900,000	1.788	10/25/40	879,803
SLM Student Loan Trust Series 2006-5, Class A5
2,330,692	1.148	01/25/27	2,325,708
Wachovia Student Loan Trust Series 2006-1, Class A5(a)
1,231,416	1.158	07/26/27	1,230,717

			59,904,164

TOTAL ASSET-BACKED SECURITIES (Cost $152,341,828)			$153,590,804

Mortgage-Backed Obligations – 15.8%
Adjustable Rate Non-Agency(c) – 0.2%
Countrywide Alternative Loan Trust Series 2005-38, Class A1
$111,891	2.191%	09/25/35	$ 109,504
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
639,168	1.220	03/20/46	552,435

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(c) – (continued)
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
$78,048	3.074%	04/20/35	$ 80,934
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
633,973	3.617	08/19/36	589,794
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
852,571	1.691	01/25/46	711,795
Sequoia Mortgage Trust Series 2004-10, Class A3A
137,990	2.058	11/20/34	130,085

TOTAL ADJUSTABLE RATE NON-AGENCY			$ 2,174,547

Collateralized Mortgage Obligations – 1.4%
FHLMC REMIC Series 3852, Class SW(c)
$709,826	4.841%	05/15/41	$ 113,755
FHLMC REMIC Series 4314, Class SE(c)
518,795	4.891	03/15/44	91,639
FHLMC REMIC Series 4320, Class SD(c)
416,558	4.941	07/15/39	66,194
FHLMC REMIC Series 4583, Class ST(c)
1,810,568	4.841	05/15/46	353,337
FHLMC STRIPS Series 304, Class C45
490,337	3.000	12/15/27	45,966
FNMA REMIC Series 2010-126, Class LS(c)
2,166,730	3.950	11/25/40	340,509
FNMA REMIC Series 2011-124, Class SC(c)
688,206	5.334	12/25/41	125,766
FNMA REMIC Series 2011-52, Class GB
639,638	5.000	06/25/41	701,648
FNMA REMIC Series 2011-99, Class DB
606,891	5.000	10/25/41	666,349
FNMA REMIC Series 2012-111, Class B
78,711	7.000	10/25/42	90,751
FNMA REMIC Series 2012-153, Class B
312,637	7.000	07/25/42	361,871
FNMA REMIC Series 2012-5, Class SA(c)
859,600	4.734	02/25/42	148,345
FNMA REMIC Series 2013-121, Class SA(c)
884,092	4.884	12/25/43	140,078
FNMA REMIC Series 2013-130, Class SN(c)
1,812,405	5.434	10/25/42	347,769
FNMA REMIC Series 2013-96, Class SW(c)
381,032	4.884	09/25/43	61,358
FNMA REMIC Series 2014-6, Class SA(c)
674,113	5.384	02/25/44	125,821
FNMA REMIC Series 2014-87, Class MS(c)
1,629,347	5.034	01/25/45	262,767
FNMA REMIC Series 2015-79, Class SA(c)
614,167	5.034	11/25/45	102,071
FNMA REMIC Series 2015-81, Class SA(c)
2,918,313	4.484	11/25/45	412,671
FNMA REMIC Series 2015-82, Class MS(c)
855,587	4.484	11/25/45	125,185
FNMA REMIC Series 2015-86, Class BS(c)
359,874	4.484	11/25/45	51,813
FNMA REMIC Series 2016-1, Class SJ(c)
1,619,225	4.934	02/25/46	322,021
FNMA REMIC Series 2016-3, Class IP
1,449,164	4.000	02/25/46	297,322
GNMA REMIC Series 2010-101, Class S(c)
1,360,713	4.788	08/20/40	219,262

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2010-20, Class SE(c)
$1,003,888	5.038%	02/20/40	$ 169,491
GNMA REMIC Series 2010-31, Class SA(c)
577,567	4.538	03/20/40	86,734
GNMA REMIC Series 2012-149, Class MS(c)
761,060	5.038	12/20/42	128,192
GNMA REMIC Series 2013-124, Class CS(c)
1,049,375	4.838	08/20/43	179,914
GNMA REMIC Series 2013-134, Class DS(c)
219,819	4.888	09/20/43	36,006
GNMA REMIC Series 2013-152, Class SG(c)
398,499	4.938	06/20/43	66,157
GNMA REMIC Series 2013-152, Class TS(c)
402,138	4.888	06/20/43	64,748
GNMA REMIC Series 2013-167, Class SG(c)
202,032	4.938	11/20/43	33,259
GNMA REMIC Series 2013-181, Class SA(c)
1,267,254	4.888	11/20/43	213,651
GNMA REMIC Series 2014-117, Class SJ(c)
3,027,167	4.388	08/20/44	458,336
GNMA REMIC Series 2014-132, Class SL(c)
945,217	4.888	10/20/43	136,721
GNMA REMIC Series 2014-133, Class BS(c)
459,682	4.388	09/20/44	65,627
GNMA REMIC Series 2014-158, Class SA(c)
1,389,430	4.428	10/16/44	209,215
GNMA REMIC Series 2014-188, Class IB
1,094,762	4.000	12/20/44	170,521
GNMA REMIC Series 2014-41, Class SA(c)
258,272	4.888	03/20/44	43,372
GNMA REMIC Series 2015-110, Class MS(c)
2,752,732	4.498	08/20/45	418,518
GNMA REMIC Series 2015-111, Class IM
1,326,699	4.000	08/20/45	217,849
GNMA REMIC Series 2015-117, Class KI
3,839,493	5.000	08/20/45	805,041
GNMA REMIC Series 2015-123, Class SP(c)
667,568	5.038	09/20/45	113,010
GNMA REMIC Series 2015-126, Class HS(c)
1,024,770	4.988	09/20/45	171,242
GNMA REMIC Series 2015-129, Class IC
555,054	4.500	09/16/45	92,148
GNMA REMIC Series 2015-14, Class IO
1,984,798	5.000	10/20/44	418,912
GNMA REMIC Series 2015-167, Class AS(c)
499,918	5.038	11/20/45	80,787
GNMA REMIC Series 2015-168, Class SD(c)
310,791	4.988	11/20/45	51,254
GNMA REMIC Series 2015-57, Class AS(c)
2,182,499	4.388	04/20/45	317,309
GNMA REMIC Series 2015-64, Class SG(c)
1,551,237	4.388	05/20/45	267,071
GNMA REMIC Series 2016-1, Class ST(c)
614,059	4.988	01/20/46	102,857
GNMA REMIC Series 2016-138, Class GI
1,434,216	4.000	10/20/46	258,472
GNMA REMIC Series 2016-27, Class IA
867,289	4.000	06/20/45	130,072
GNMA REMIC Series 2016-4, Class SM(c)
914,417	4.438	01/20/46	130,314

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2016-6, Class SB(c)
$871,885	4.438%	01/20/46	$ 126,831

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 11,337,899

Commercial Mortgage-Backed Securities – 0.4%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
$2,071,072	5.602%	06/11/50	$ 2,087,888
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A(c)
1,040,440	5.608	05/15/46	1,042,436

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 3,130,324

Federal Agencies – 13.8%
FHLMC – 0.1%
$10	5.000%	08/01/17	$ 10
2,999	5.000	09/01/17	3,078
5,245	5.000	10/01/17	5,383
4,996	5.000	11/01/17	5,127
5,417	5.000	12/01/17	5,549
9,117	5.000	01/01/18	9,310
19,676	5.000	02/01/18	20,022
21,408	5.000	03/01/18	21,826
23,799	5.000	04/01/18	24,212
18,885	5.000	05/01/18	19,319
6,069	5.000	06/01/18	6,183
6,299	5.000	07/01/18	6,386
1,900	5.000	08/01/18	1,939
1,807	5.000	09/01/18	1,844
10,513	5.000	10/01/18	10,748
12,115	5.000	11/01/18	12,374
9,188	5.000	12/01/18	9,422
5,050	5.000	01/01/19	5,180
696	5.000	02/01/19	713
1,774	5.000	03/01/19	1,823
3,526	5.000	01/01/33	3,853
671	5.000	06/01/33	730
6,860	5.000	07/01/33	7,463
8,471	5.000	08/01/33	9,215
1,440	5.000	10/01/33	1,566
5,047	5.000	11/01/33	5,491
2,048	5.000	12/01/33	2,228
6,129	5.000	02/01/34	6,674
2,708	5.000	03/01/34	2,957
3,386	5.000	04/01/34	3,701
7,830	5.000	05/01/34	8,519
99,345	5.000	06/01/34	108,149
1,300	5.000	11/01/34	1,421
27,981	5.000	04/01/35	30,442
2,761	5.000	11/01/35	3,004
8,102	5.000	02/01/37	8,925
777	5.000	11/01/37	848
259,063	7.000	02/01/39	299,962
39,792	5.000	01/01/40	43,620
18,188	4.000	06/01/40	19,210
196,732	4.000	02/01/41	207,836

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$14,210	4.000%	11/01/41		$ 15,023

				961,285

FNMA – 3.3%
419	5.000	04/01/18		424
2,240	5.000	05/01/18		2,266
334	5.000	06/01/18		339
376	5.000	11/01/18		383
778	5.000	03/01/19		796
760	5.000	04/01/19		778
2,652	5.000	08/01/33		2,903
1,845	5.500	02/01/34		2,067
4,103	5.500	05/01/34		4,607
1,814	5.500	10/01/34		2,035
13,149	5.500	12/01/34		14,762
3,446	5.500	04/01/35		3,860
3,051	5.500	07/01/35		3,422
431,898	4.500	07/01/36		465,707
45,381	4.500	12/01/36		48,905
44,432	4.500	05/01/38		47,884
151,291	7.000	03/01/39		175,214
33,195	4.500	05/01/39		36,114
19,273	4.500	06/01/39		20,969
13,971	4.500	08/01/39		15,205
22,393	4.500	09/01/39		24,136
32,088	4.500	10/01/39		34,586
12,086	4.500	03/01/40		13,027
170,784	4.500	04/01/40		184,007
171,348	5.000	06/01/40		187,459
10,563	4.500	12/01/40		11,381
189,148	4.500	01/01/41		204,014
50,848	4.500	04/01/41		54,828
83,330	4.500	06/01/41		89,752
70,727	4.500	07/01/41		76,264
66,632	5.000	07/01/41		73,069
116,674	4.500	08/01/41		125,746
334,102	4.500	09/01/41		360,140
266,149	4.500	10/01/41		286,817
219,697	4.500	11/01/41		236,758
109,072	4.500	12/01/41		117,479
144,772	4.500	01/01/42		155,916
30,651	4.500	03/01/42		33,051
60,937	4.500	04/01/42		65,603
126,965	3.000	12/01/42		127,891
317,378	3.000	01/01/43		319,695
378,591	3.000	04/01/43		381,420
307,149	3.500	07/01/43		316,775
470,022	3.500	08/01/43		484,752
3,580,771	3.500	08/01/45		3,703,441
17,000,000	3.500	TBA-30yr	(d)	17,456,875
1,000,000	4.000	TBA-30yr	(d)	1,049,258

				27,022,780

GNMA – 10.4%
8,637,555	4.000	10/20/43		9,129,828
860,958	4.000	11/20/44		909,757
81,805	4.000	05/20/45		86,238
4,939,462	4.000	07/20/45		5,207,080
3,101,175	4.000	08/20/45		3,269,196

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date		Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
	$2,999,127	4.000%		09/20/45		$ 3,161,618
	4,930,810	4.000		10/20/45		5,194,878
	1,263,163	4.000		11/20/45		1,330,416
	7,456,954	4.000		01/20/46		7,849,318
	3,962,978	4.000		02/20/46		4,171,499
	66,938	4.000		03/20/46		70,460
	13,269,626	4.000		04/20/46		13,969,910
	869,621	4.000		05/20/46		915,514
	8,814,345	4.000		05/20/47		9,297,412
	13,000,000	4.000		06/20/47		13,720,586
	6,000,000	4.000		07/20/47		6,337,735
	2,000,000	4.000		TBA-30yr	(d)	2,104,219

						86,725,664

TOTAL FEDERAL AGENCIES						$114,709,729

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $132,232,826)						$131,352,499

Agency Debenture – 0.3%
FHLMC
	$1,800,000	6.750%		03/15/31		$ 2,605,230
(Cost $2,335,891)

Government Guarantee Obligations(e) – 1.5%
Canada Housing Trust No. 1(a)
CAD	5,200,000	2.350%		12/15/18		$ 4,078,359
Dexia Credit Local SA
GBP	1,800,000	1.875		07/17/17		2,345,610
	$3,500,000	1.875	(a)	03/28/19		3,490,491
Kreditanstalt fuer Wiederaufbau
AUD	3,000,000	6.000		08/20/20		2,557,270

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $13,535,767)						$ 12,471,730

U.S. Treasury Obligations – 2.3%
United States Treasury Bond(f)
	$1,730,000	3.000%		05/15/47		$ 1,786,139
United States Treasury Inflation Indexed Bonds
	1,138,036	0.125		04/15/20		1,140,210
	5,003,309	0.125	(f)	04/15/21		4,998,605
	7,555,143	0.625	(f)	01/15/24		7,668,168
	1,287,138	0.125	(f)	07/15/24		1,265,346
	2,675,374	0.625		01/15/26		2,694,476

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,650,451)						$ 19,552,944

Shares		Distribution Rate				Value
Investment Company(c)(g) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	12,463,338	0.845%				$ 12,463,338
(Cost $12,463,338)

Notional Amount	Exercise Price	Expiration Date	Value
Option Contracts Purchased – 0.0%
Interest Rate Swaptions – 0.0%
Morgan Stanley & Co. LLC Put - OTC - 10 year Interest Rate Swap
$6,010,000	0.700%	10/23/17	$ 12,900

TOTAL INVESTMENTS – 99.8% (Cost $823,932,216)			$829,242,200

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			1,326,286

NET ASSETS – 100.0%			$830,568,486

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $206,045,696, which represents approximately 24.8% of net assets as of June 30, 2017.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $20,610,352 which represents approximately 2.5% of net assets as of June 30, 2017.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $12,471,730, which represents approximately 1.5% of net assets as of June 30, 2017.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Represents an Affiliated Fund.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
OTC	— Over the Counter
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	AUD	1,480,000	NZD	1,552,231	$1,136,359	09/20/17	$592
	AUD	15,393,962	USD	11,668,482	11,819,639	09/20/17	151,160
	BRL	13,632,039	USD	4,099,000	4,110,137	07/05/17	11,137
	CAD	929,916	USD	703,728	717,297	07/14/17	13,569
	CAD	26,008,001	USD	19,474,033	20,081,383	09/20/17	607,350
	CLP	227,558,838	USD	338,902	342,222	08/30/17	3,321
	CNH	28,350,344	USD	4,132,796	4,156,242	09/20/17	23,445
	CNY	4,285,699	USD	622,108	628,365	09/28/17	6,257
	COP	654,722,000	USD	212,503	212,711	09/14/17	208
	CZK	31,112,826	EUR	1,161,000	1,360,785	07/03/17	34,546
	CZK	14,994,018	EUR	558,000	656,128	07/10/17	18,470
	CZK	159,582,349	EUR	6,045,340	7,015,281	09/20/17	80,860
	CZK	31,820,356	EUR	1,190,343	1,398,927	09/21/17	33,446
	CZK	34,751,138	EUR	1,291,000	1,529,116	10/03/17	47,168
	CZK	27,635,121	EUR	1,035,000	1,219,870	11/09/17	29,266
	CZK	46,761,216	EUR	1,748,029	2,066,269	11/21/17	54,053
	CZK	13,686,861	EUR	511,372	604,843	11/22/17	16,151
	CZK	81,258,435	EUR	3,046,034	3,603,056	01/03/18	88,405
	EUR	203,113	AUD	301,602	232,984	09/20/17	1,412
	EUR	2,499,000	CHF	2,727,204	2,866,526	09/20/17	7,521
	EUR	509,000	GBP	446,271	583,858	09/20/17	1,149
	EUR	4,435,359	JPY	547,612,088	5,087,663	09/20/17	201,521
	EUR	818,000	NOK	7,810,783	938,302	09/20/17	1,246
	EUR	1,988,460	PLN	8,436,278	2,280,901	09/20/17	5,111
	EUR	4,869,413	USD	5,558,826	5,577,656	08/24/17	18,829
	EUR	8,988,817	USD	10,155,447	10,310,793	09/20/17	155,345
	GBP	356,475	CAD	600,969	465,460	09/20/17	1,438
	GBP	363,414	EUR	409,638	474,521	09/20/17	4,638
	GBP	449,065	USD	571,414	585,657	08/10/17	14,243
	GBP	3,747,404	USD	4,759,053	4,893,095	09/20/17	134,040
	HUF	481,443,932	USD	1,765,827	1,786,529	09/20/17	20,702
	INR	352,411,615	USD	5,379,152	5,443,765	07/14/17	64,613
	INR	14,772,599	USD	228,000	228,039	07/20/17	39
	INR	135,758,130	USD	2,093,902	2,094,689	07/24/17	787
	JPY	237,888,333	USD	2,117,098	2,122,591	09/20/17	5,493
	KRW	1,136,743,616	USD	982,773	992,921	07/13/17	10,149
	KRW	54,072,739	USD	47,159	47,237	07/31/17	78
	MXN	111,995,956	USD	6,070,967	6,092,333	09/20/17	21,366
	MYR	1,090,156	USD	251,623	253,026	07/27/17	1,403
	NOK	8,372,660	CAD	1,298,107	1,004,465	09/20/17	2,166
	NOK	9,474,695	CHF	1,080,000	1,136,675	09/20/17	4,481
	NOK	32,679,902	EUR	3,400,996	3,920,594	09/20/17	19,418
	NOK	9,613,878	USD	1,138,000	1,153,373	09/20/17	15,373
	NZD	10,884,001	USD	7,846,806	7,963,821	09/20/17	117,015
	PEN	1,913,855	USD	577,942	585,964	08/29/17	8,022
	PHP	57,249,158	USD	1,128,000	1,130,959	07/31/17	2,959
	PLN	5,066,583	EUR	1,188,648	1,366,773	09/20/17	3,310
	RUB	127,561,579	USD	2,128,703	2,153,623	07/20/17	24,921
	SEK	230,121,097	EUR	23,610,045	27,441,868	09/20/17	359,515
	SEK	6,642,029	NOK	6,456,878	792,060	09/20/17	17,431
	SEK	5,360,051	USD	617,139	639,184	09/20/17	22,046
	SGD	1,582,001	USD	1,140,000	1,150,552	09/20/17	10,552
	TRY	9,772,454	USD	2,700,212	2,714,052	09/20/17	13,840
	TWD	41,354,355	USD	1,357,740	1,360,587	07/20/17	2,847

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC (continued)	TWD	1,133,380	USD	37,172	$37,281	07/31/17	$109
	USD	1,094,850	ARS	18,065,027	1,083,165	07/06/17	11,685
	USD	454,000	ARS	7,336,036	438,147	07/13/17	15,853
	USD	9,016,771	BRL	29,668,570	8,945,245	07/05/17	71,525
	USD	228,000	CLP	150,872,160	227,258	07/03/17	742
	USD	342,000	CLP	227,012,418	341,809	07/17/17	191
	USD	452,443	CLP	299,242,376	450,471	07/24/17	1,972
	USD	681,000	CLP	451,798,100	679,452	08/30/17	1,548
	USD	1,330,027	CNH	9,064,223	1,328,841	09/20/17	1,186
	USD	556,599	COP	1,624,989,713	530,016	08/11/17	26,583
	USD	793,282	EUR	691,438	793,127	09/20/17	155
	USD	1,114,874	HKD	8,632,930	1,108,462	09/29/17	6,412
	USD	2,821,694	HKD	21,861,360	2,807,205	10/03/17	14,489
	USD	2,169,000	HKD	16,803,460	2,157,989	10/10/17	11,011
	USD	7,491,626	HKD	57,955,207	7,460,942	03/27/18	30,684
	USD	2,253,000	HKD	17,452,110	2,247,617	05/11/18	5,383
	USD	569,000	IDR	7,584,770,000	567,567	07/21/17	1,433
	USD	593,841	IDR	7,923,507,032	592,412	07/31/17	1,430
	USD	556,701	IDR	7,457,839,680	556,037	08/25/17	664
	USD	2,093,911	INR	135,141,040	2,087,548	07/14/17	6,364
	USD	228,000	INR	14,731,764	227,408	07/20/17	592
	USD	566,952	INR	36,727,975	566,697	07/24/17	255
	USD	190,879,548	JPY	21,130,652,285	188,040,919	07/20/17	2,838,629
	USD	28,829,401	JPY	3,171,881,530	28,301,539	09/20/17	527,862
	USD	227,000	KRW	253,672,500	221,650	07/03/17	5,350
	USD	1,331,122	KRW	1,502,770,320	1,312,628	07/12/17	18,494
	USD	15,695,189	KRW	17,738,511,893	15,494,209	07/13/17	200,979
	USD	567,500	KRW	635,673,775	555,264	07/17/17	12,236
	USD	884,524	KRW	1,000,825,030	874,239	07/19/17	10,285
	USD	569,000	KRW	647,120,855	565,276	07/20/17	3,724
	USD	228,000	KRW	258,324,000	225,663	07/26/17	2,337
	USD	226,000	KRW	258,167,258	225,533	07/31/17	467
	USD	223,478	KRW	253,672,500	221,790	09/27/17	1,688
	USD	1,673,404	MXN	30,179,839	1,648,023	08/25/17	25,381
	USD	5,840,872	MXN	106,630,202	5,800,448	09/20/17	40,426
	USD	6,068,426	RUB	349,147,965	5,894,670	07/20/17	173,755
	USD	544,135	TRY	1,949,746	541,493	09/20/17	2,642
	USD	1,704,773	TWD	51,359,938	1,690,105	07/11/17	14,668
	USD	569,000	TWD	17,254,072	567,683	07/19/17	1,317
	USD	1,701,756	TWD	51,197,336	1,684,067	08/30/17	17,689
	USD	2,106,030	TWD	63,506,496	2,089,625	09/29/17	16,405
	USD	596,567	TWD	17,991,253	592,257	10/20/17	4,310
	USD	5,919,754	ZAR	75,491,665	5,722,417	08/17/17	197,337
	USD	1,809,255	ZAR	23,718,259	1,788,319	09/20/17	20,936

TOTAL							$6,861,606

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	ARS	18,065,027	USD	1,120,833	$1,083,165	07/06/17	$(37,667)
	ARS	18,065,027	USD	1,090,883	1,078,938	07/13/17	(11,944)
	BRL	16,036,770	USD	4,858,344	4,835,179	07/05/17	(23,162)
	BRL	18,863,593	USD	5,693,804	5,652,561	08/02/17	(41,243)
	CHF	5,336,956	EUR	4,920,759	5,594,880	09/20/17	(49,569)
	CLP	149,801,840	USD	227,000	225,554	07/17/17	(1,446)
	CLP	1,234,443,298	USD	1,858,352	1,856,460	08/30/17	(1,893)
	COP	4,988,487,761	USD	1,695,301	1,627,073	08/11/17	(68,227)
	COP	1,752,824,954	USD	594,531	569,472	09/14/17	(25,059)
	EUR	241,976	CAD	359,577	277,564	09/20/17	(74)
	EUR	1,183,447	CZK	31,112,826	1,351,882	07/03/17	(8,904)
	EUR	3,089,720	CZK	80,785,508	3,544,122	09/20/17	(7,231)
	EUR	772,080	CZK	20,705,777	890,860	01/03/18	(27,248)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC (continued)	EUR	377,120	HUF	116,650,635	$432,582	09/20/17	$(282)
	EUR	6,945,568	SEK	67,111,462	7,967,045	09/20/17	(35,977)
	EUR	494,000	USD	566,662	566,652	09/20/17	(10)
	HKD	9,726,748	USD	1,250,393	1,249,006	10/03/17	(1,387)
	HUF	230,969,499	EUR	747,895	857,075	09/20/17	(811)
	IDR	48,628,233,459	USD	3,638,817	3,625,590	08/25/17	(13,227)
	INR	202,336,382	USD	3,137,000	3,125,527	07/14/17	(11,473)
	INR	73,451,062	USD	1,136,304	1,133,318	07/24/17	(2,985)
	INR	110,422,748	USD	1,708,000	1,702,610	07/31/17	(5,390)
	JPY	346,262,572	EUR	2,764,593	3,089,574	09/20/17	(81,605)
	JPY	2,171,133,707	USD	19,537,584	19,372,230	09/20/17	(165,351)
	KRW	253,672,500	USD	223,185	221,650	07/03/17	(1,535)
	KRW	1,629,316,436	USD	1,441,082	1,423,162	07/12/17	(17,920)
	KRW	10,828,117,791	USD	9,595,299	9,458,128	07/13/17	(137,170)
	KRW	3,761,418,924	USD	3,302,775	3,285,693	07/20/17	(17,082)
	KRW	2,591,756,940	USD	2,280,000	2,264,068	07/26/17	(15,932)
	KRW	389,404,950	USD	341,000	340,181	07/31/17	(819)
	KRW	2,841,277,531	USD	2,505,094	2,484,177	09/27/17	(20,917)
	MXN	63,896,621	USD	3,499,491	3,475,836	09/20/17	(23,655)
	MYR	1,717,332	USD	399,863	399,243	07/05/17	(620)
	MYR	1,717,332	USD	398,916	398,594	07/27/17	(322)
	NOK	19,432,431	CAD	3,033,563	2,331,301	09/20/17	(10,984)
	NOK	134,796,412	EUR	14,202,441	16,171,469	09/20/17	(119,712)
	NZD	1,573,000	CAD	1,500,742	1,150,964	09/20/17	(7,793)
	PHP	56,211,943	USD	1,128,527	1,106,621	09/14/17	(21,906)
	PLN	72,147,196	EUR	17,114,185	19,462,596	09/20/17	(168,556)
	RUB	337,050,885	USD	5,813,670	5,690,434	07/20/17	(123,235)
	TRY	11,017,418	USD	3,075,000	3,059,811	09/20/17	(15,189)
	TWD	17,177,337	USD	568,000	565,256	07/11/17	(2,744)
	TWD	34,231,352	USD	1,137,000	1,126,308	07/17/17	(10,692)
	TWD	34,555,633	USD	1,139,000	1,136,904	07/20/17	(2,096)
	TWD	19,427,625	USD	642,448	639,046	08/17/17	(3,402)
	USD	2,291,956	AUD	3,063,920	2,353,995	07/27/17	(62,039)
	USD	13,571,330	AUD	17,963,395	13,792,472	09/20/17	(221,142)
	USD	17,310,786	CAD	23,565,000	18,177,016	07/14/17	(866,230)
	USD	19,369,116	CAD	25,608,532	19,772,944	09/20/17	(403,830)
	USD	2,274,000	CHF	2,172,125	2,277,099	09/20/17	(3,099)
	USD	455,000	CLP	302,642,340	455,683	07/17/17	(683)
	USD	4,491,312	CNH	30,788,613	4,513,699	09/20/17	(22,387)
	USD	665,928	DKK	4,414,000	680,309	08/30/17	(14,380)
	USD	130,595,750	EUR	115,432,022	132,221,293	08/24/17	(1,625,543)
	USD	16,062,293	EUR	14,223,368	16,315,182	09/20/17	(252,892)
	USD	1,350,000	GBP	1,036,922	—	06/30/17	—
	USD	26,810,082	GBP	21,012,765	27,404,206	08/10/17	(594,124)
	USD	25,400,117	GBP	19,852,199	25,921,599	09/20/17	(521,484)
	USD	2,490,218	INR	164,583,371	2,542,348	07/14/17	(52,130)
	USD	338,000	JPY	37,916,366	338,314	09/20/17	(314)
	USD	537,044	KRW	614,915,380	537,185	07/31/17	(141)
	USD	760,000	MXN	14,000,986	761,623	09/20/17	(1,623)
	USD	244,358	MYR	1,058,679	245,513	08/17/17	(1,155)
	USD	227,343	NOK	1,923,866	230,805	09/20/17	(3,463)
	USD	10,895,090	NZD	15,064,852	11,022,950	09/20/17	(127,861)
	USD	1,328,870	PLN	4,988,226	1,345,696	08/30/17	(16,826)
	USD	543,932	PLN	2,054,324	554,179	09/20/17	(10,247)
	USD	338,000	RUB	20,094,100	339,249	07/20/17	(1,249)
	USD	2,805,474	SEK	24,844,224	2,951,041	07/12/17	(145,567)
	USD	476,181	SEK	4,055,177	483,579	09/20/17	(7,397)
	USD	1,944,691	SGD	2,690,979	1,957,085	09/20/17	(12,395)
	USD	3,638,117	THB	125,736,957	3,701,454	08/23/17	(63,337)
	USD	794,000	TRY	2,867,421	796,354	09/20/17	(2,354)
	USD	1,196,456	TWD	36,531,816	1,202,155	07/11/17	(5,700)
	USD	569,000	TWD	17,302,721	569,272	07/20/17	(272)
	USD	1,590,000	TWD	48,453,191	1,593,802	07/31/17	(3,802)
	USD	4,261,101	TWD	130,006,186	4,276,379	08/17/17	(15,278)
	USD	226,000	ZAR	2,999,133	226,130	09/20/17	(130)
	ZAR	23,918,581	USD	1,833,068	1,803,422	09/20/17	(29,647)

TOTAL							$(6,433,167)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $(1,076,563))	4.500%	TBA-30yr	07/13/17	$(1,000,000)	$(1,072,500)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	428	September 2017	$36,729,427	$(225,536)
Australian 10 Year Government Bonds	43	September 2017	4,272,008	(62,935)
Canada 10 Year Government Bonds	26	September 2017	2,817,936	(77,250)
Euro Buxl 30 Year Bonds	24	September 2017	4,482,344	(83,094)
90 Day Sterling	460	March 2018	74,456,488	(719)
Eurodollars	(235)	December 2018	(57,692,500)	(59,152)
Ultra Long U.S. Treasury Bonds	221	September 2017	36,658,375	575,704
Ultra 10 Year U.S. Treasury Notes	29	September 2017	3,909,563	(43,553)
5 Year German Euro-Bobl	12	September 2017	1,805,053	(17,813)
10 Year German Euro-Bund	83	September 2017	15,345,021	(303,483)
10 Year U.K. Long Gilt	57	September 2017	9,322,270	(164,719)
2 Year U.S. Treasury Notes	91	September 2017	19,665,953	(10,107)
5 Year U.S. Treasury Notes	(801)	September 2017	(94,386,586)	314,359
10 Year U.S. Treasury Notes	698	September 2017	87,620,812	(448,332)
20 Year U.S. Treasury Bonds	(80)	September 2017	(12,295,000)	(69,049)

TOTAL				$(675,679)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	KRW 19,308,640	06/15/19	1.293%	3 month KWCDC	$—	$(98,972)
Morgan Stanley & Co. International PLC	3,278,840	06/21/27	1.750	3 month KWCDC	(34,344)	(7,339)

TOTAL					$(34,344)	$(106,311)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

SEK	129,980		06/15/18	0.050%	3 month STIBOR	$62,150	$14,253
	129,980		06/15/18	0.050	3 month STIBOR	—	3,531
	191,800	(b)	09/15/18	0.330	3 month STIBOR	3,696	10,118
EUR	65,160	(b)	03/14/19	0.010	6 month EURO	(121,201)	199,447
CHF	65,170	(b)	03/29/19	0.554	6 month CHFOR	2,756	(29,194)
	$45,390	(b)	05/11/19	3 month LIBOR	1.826%	(4,764)	(37,807)
SEK	138,440	(b)	06/29/19	0.100	3 month STIBOR	85	(10,530)
NOK	67,960	(b)	09/20/19	1.000	3 month NIBOR	(18,935)	(6,180)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	CAD	266,270	(b)	09/20/19	1.250%	6 month CDOR	$(283,749)	$(711,930)
		$33,770	(b)	09/20/19	3 month LIBOR	1.750%	(88,878)	37,513
	AUD	43,240	(b)	09/20/19	6 month AUDOR	1.800	37,005	102,529
		$73,540	(b)	12/20/19	2.250	3 month LIBOR	134,981	127,704
	EUR	61,160	(b)	02/11/21	0.250	6 month EURO	7,191	(58,680)
		$46,500	(b)	02/11/21	3 month LIBOR	2.250	85,408	(292,616)
	GBP	14,880	(b)	03/11/21	6 month GBP	1.000	(5,304)	25,622
	SEK	263,370	(b)	09/20/22	0.250	3 month STIBOR	(59,639)	(348,807)
	EUR	68,640	(b)	09/20/22	0.250	6 month EURO	278,132	(588,357)
	GBP	2,700	(b)	09/20/22	1.000	6 month GBP	34,514	(42,192)
	CAD	14,000	(b)	09/20/22	1.500	6 month CDOR	(44,695)	(113,118)
		$88,030	(b)	09/20/22	3 month LIBOR	2.000	(468,054)	440,659
	AUD	920	(b)	09/20/22	6 month AUDOR	2.250	1,403	8,984
		$3,710	(b)	07/03/23	3 month LIBOR	2.143	(256)	1,365
	EUR	4,800	(b)	09/20/24	0.500	6 month EURO	16,795	(52,404)
		28,580	(b)	01/12/27	1.330	6 month EURO	(213,240)	34,799
	GBP	1,280		01/15/27	6 month GBP	3.630	7,630	(45,148)
		1,720		03/15/27	6 month GBP	3.530	(4,361)	(17,424)
		24,560	(b)	03/16/27	1.600	6 month GBP	53,006	(198,092)
	EUR	19,710	(b)	06/15/27	1.750	6 month EURO	278,942	(46,726)
	GBP	1,420		06/15/27	3.336	6 month GBP	27	(16,489)
	CHF	1,620	(b)	09/20/27	0.250	6 month CHFOR	17,416	(21,117)
	EUR	31,370	(b)	09/20/27	1.000	6 month EURO	699,984	(510,651)
		$8,790	(b)	09/20/27	2.500	3 month LIBOR	282,087	(120,763)
	GBP	17,740	(b)	09/20/27	6 month GBP	1.500	(776,787)	526,959
		$12,700	(b)	12/21/27	3 month LIBOR	2.750	(79,592)	26,677
	AUD	12,250	(b)	12/21/27	6 month AUDOR	3.500	(106,649)	83,775
		$14,040	(b)	07/03/28	2.378	3 month LIBOR	226	(32,536)
		10,380	(b)	12/20/28	3 month LIBOR	2.790	(196,794)	(108,861)
	GBP	1,870		09/15/31	3.230	6 month GBP	(150,018)	23,161
		1,030		12/21/31	6 month GBP	1.500	(101,977)	108,569
		21,620	(b)	01/11/32	6 month GBP	1.940	200,505	(120,578)
		1,170		01/15/32	3.723	6 month GBP	(8,436)	71,109
		570	(b)	02/01/32	6 month GBP	2.080	15	(2,341)
		1,570		03/15/32	3.610	6 month GBP	9,627	24,875
		5,850	(b)	09/20/32	6 month GBP	1.500	(131,545)	214,174
		17,030	(b)	03/17/37	6 month GBP	1.750	55,640	309,011
	EUR	2,030	(b)	06/16/37	2.000	6 month EURO	(825)	(16,926)
		$2,550	(b)	06/16/37	3 month LIBOR	2.750	4,829	1,229
	JPY	84,850	(b)	06/16/37	6 month JYOR	0.750	20,648	121
		268,040	(b)	09/20/37	6 month JYOR	0.750	(52,260)	15,798
	GBP	1,280		03/15/42	3.620	6 month GBP	16,297	28,314
		1,170		03/15/47	6 month GBP	3.537	(17,444)	(18,617)
	EUR	1,370	(b)	06/17/47	1.750	6 month EURO	4,831	(5,951)
		$3,080	(b)	06/17/47	3 month LIBOR	2.500	5,826	16,709
		1,360	(b)	09/20/47	3 month LIBOR	2.500	(26,103)	38,133
	GBP	550	(b)	09/20/47	6 month GBP	1.500	(16,237)	37,514
		$5,800	(b)	07/03/48	3 month LIBOR	2.560	209	22,645

TOTAL							$(655,882)	$(1,018,738)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Barclays Bank PLC	People’s Republic of China, 7.500%, 10/28/27	$460	(1.000)%	12/20/21	0.617%	$(1,638)	$(6,077)
Citibank NA	People’s Republic of China, 7.500%, 10/28/27	13,280	(1.000)	12/20/20	0.447	69,914	(323,086)
Deutsche Bank AG	People’s Republic of China, 7.500%, 10/28/27	100	(1.000)	06/20/21	0.511	(19)	(1,894)

TOTAL						$68,257	$(331,057)

(c)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
iTraxx Europe Series 26	$22,410	(1.000)%	12/20/21	0.493%	$(275,401)	$(310,154)

(c)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$824,219,170

Gross unrealized gain	17,713,577
Gross unrealized loss	(12,690,547)

Net unrealized security gain	$5,023,030

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 2.3%
Electric – 0.0%
Calpine Corp.
$3,109,091	2.980%	11/30/17	$ 3,109,091

Energy – 0.4%
American Energy - Marcellus LLC
23,426,000	5.339	08/04/20	14,953,519
10,300,000	8.589	08/04/21	947,600
Magnum Hunter Resources, Inc.
11,900,253	8.000	05/06/19	11,900,253

			27,801,372

Energy - Coal – 0.1%
Murray Energy Corp.
9,499,762	8.546	04/16/20	9,262,268

Environmental – 0.2%
EnergySolutions LLC
16,332,331	6.980	05/29/20	16,413,992

Food & Beverages – 0.2%
Shearer’s Foods, Inc.
14,295,736	8.046	06/30/22	13,795,385

Media - Broadcasting & Radio – 0.4%
Getty Images, Inc.
28,012,715	4.796	10/18/19	25,754,329
Lions Gate Entertainment Corp.
5,889,688	4.226	12/08/23	5,920,962

			31,675,291

Media - Cable – 0.1%
Charter Communications Operating LLC
7,949,720	3.230	01/03/21	7,969,594

Media - Non Cable – 0.1%
Checkout Holding Corp.
12,875,000	7.976	04/11/22	8,223,906

Noncaptive - Financial – 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
3,375,000	3.462	09/20/20	3,386,813
7,600,000	3.962	03/20/22	7,644,460

			11,031,273

Pipelines – 0.3%
Williams Partners LP
18,100,000	1.250	12/23/18	18,054,750

Retailers – 0.2%
True Religion Apparel, Inc.
57,140,833	6.171	07/30/19	12,261,280
8,400,000	11.000	01/30/20	1,428,000

			13,689,280

Technology - Software/Services – 0.1%
MA FinanceCo. LLC
986,683	2.750	04/29/24	987,917

Principal Amount		Interest Rate	Maturity Date		Value
Bank Loans (a) – (continued)
Technology - Software/Services – (continued)
Seattle Spinco, Inc.
	$6,663,317	2.750%	04/19/24		$ 6,671,646

					7,659,563

TOTAL BANK LOANS (Cost $238,617,184)					$ 168,685,765

Corporate Obligations – 9.3%
Airlines – 0.2%
Continental Airlines 2012-3 Class C Pass Through Trust
	$12,550,000	6.125%	04/29/18		$ 12,863,750

Banks – 0.2%
Ally Financial, Inc.
	8,900,000	6.250	12/01/17		9,033,500
Intesa Sanpaolo SpA(b)
	9,500,000	5.017	06/26/24		9,642,500
The Bank of New York Mellon SA(c)
	1,630,000	9.625	05/02/21		—

					18,676,000

Consumer Cyclical Services - Business(d) – 0.1%
DuPont Fabros Technology LP
	7,300,000	5.875	09/15/21		7,592,000

Electric(d) – 0.2%
Dynegy, Inc.
	9,400,000	6.750	11/01/19		9,682,000
Electricite de France SA(e)
EUR	3,100,000	4.250	01/29/49		3,755,547

					13,437,547

Energy – 2.7%
Halcon Resources Corp.(b)(d)
	$1,600,000	12.000	02/15/22		1,824,000
	9,950,000	6.750	02/15/25		8,955,000
Petrobras Global Finance BV
	15,180,000	8.375	05/23/21		16,996,211
	1,130,000	8.750	05/23/26		1,298,234
	37,530,000	7.375	01/17/27		39,697,357
	10,150,000	6.850	06/05/15	(l)	8,962,958
Petroleos de Venezuela SA
	277,570,000	6.000	10/28/22		92,289,749
Petroleos Mexicanos
	1,140,000	6.375	02/04/21		1,234,392
EUR	17,330,000	5.125	03/15/23		22,242,894
	$90,000	6.625	06/15/35		93,150
	492,000	5.500	06/27/44		432,468
	990,000	6.375	01/23/45		967,032
	380,000	5.625	01/23/46		336,870

					195,330,315

Energy - Exploration & Production – 0.6%
Carrizo Oil & Gas, Inc.(d)
	19,300,000	7.500	09/15/20		19,686,000
Laredo Petroleum, Inc.(d)
	12,000,000	5.625	01/15/22		11,700,000
	1,350,000	7.375	05/01/22		1,370,250

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Whiting Petroleum Corp.
	$6,800,000	5.000	%(d)	03/15/19	$ 6,757,500
	2,950,000	1.250		04/01/20	2,492,750

					42,006,500

Energy - Services(b) – 0.1%
Nabors Industries, Inc.
	8,500,000	0.750		01/15/24	6,762,813

Gaming – 0.1%
MGM Resorts International
	5,000,000	8.625		02/01/19	5,500,000

Health Care – 0.4%
Fresenius Medical Care US Finance, Inc.
	6,050,000	6.875		07/15/17	6,057,562
HCA, Inc.
	7,050,000	3.750		03/15/19	7,191,000
Tenet Healthcare Corp.
	8,850,000	6.250		11/01/18	9,336,750
	5,500,000	4.746	(d)(e)	06/15/20	5,555,000

					28,140,312

Health Care Services(b)(d) – 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
	7,000,000	5.750		03/01/25	7,166,250

Home Construction(d) – 0.0%
Beazer Homes USA, Inc.
	1,500,000	5.750		06/15/19	1,575,000

Media - Broadcasting & Radio(d) – 0.2%
iHeartCommunications, Inc.
	15,900,000	9.000		12/15/19	12,481,500

Media - Cable – 0.2%
Altice Financing SA(b)(d)
	3,200,000	6.500		01/15/22	3,344,000
Cablevision Systems Corp.
	1,450,000	7.750		04/15/18	1,504,375
DISH DBS Corp.
	5,200,000	4.625		07/15/17	5,202,600
SFR Group SA(b)(d)
	7,000,000	6.000		05/15/22	7,315,000

					17,365,975

Mining – 0.3%
First Quantum Minerals Ltd.(b)(d)
	8,650,000	7.250		04/01/23	8,498,625
	3,700,000	7.500		04/01/25	3,626,000
Freeport-McMoRan, Inc.
	12,650,000	2.375		03/15/18	12,586,750

					24,711,375

Noncaptive - Financial – 0.4%
CURO Financial Technologies Corp.(b)(d)
	8,000,000	12.000		03/01/22	8,360,000
General Electric Co.
MXN	110,000,000	8.500		04/06/18	6,083,146

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive - Financial – (continued)
Nationstar Mortgage LLC/Nationstar Capital Corp.(d)
	$6,450,000	6.500%		08/01/18	$ 6,450,000
Navient Corp.
	1,650,000	4.625		09/25/17	1,658,177
	2,500,000	8.450		06/15/18	2,636,725
Park Aerospace Holdings Ltd.(b)
	7,300,000	5.250		08/15/22	7,612,791

					32,800,839

Packaging(d) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
	9,700,000	6.000		02/15/25	10,172,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
	5,250,000	5.750		10/15/20	5,361,562

					15,534,437

Pharmaceuticals(b)(d) – 0.3%
Valeant Pharmaceuticals International, Inc.
	8,900,000	6.375		10/15/20	8,633,000
	5,900,000	6.500		03/15/22	6,187,625
	7,350,000	7.000		03/15/24	7,745,062

					22,565,687

Pipelines(d) – 0.5%
DCP Midstream Operating LP
	9,550,000	2.500		12/01/17	9,538,063
Enterprise Products Operating LLC(e)
	29,675,000	4.877		08/01/66	29,786,281

					39,324,344

Property/Casualty Insurance(d)(e) – 0.2%
The Chubb Corp.
	11,894,000	3.408		03/29/67	11,804,795

Real Estate Investment Trusts – 0.1%
Corporacion Geo SA
	492,130	8.000		04/13/21	—
Trust F/1401(b)(d)
	4,470,000	5.250		12/15/24	4,715,627

					4,715,627

Technology - Hardware – 0.2%
Nokia OYJ
	3,500,000	3.375		06/12/22	3,526,250
NXP BV/NXP Funding LLC(b)
	8,200,000	4.125		06/01/21	8,634,600

					12,160,850

Telecommunications - Cellular – 0.2%
America Movil SAB de CV
MXN	256,740,000	6.000		06/09/19	13,700,463

Wireless Telecommunications – 1.2%
Intelsat Jackson Holdings SA(d)
	$1,600,000	7.250		10/15/20	1,512,000
	15,000,000	7.500		04/01/21	13,875,000
	2,450,000	9.750	(b)	07/15/25	2,446,937

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – (continued)
Sprint Communications, Inc.
$13,550,000	8.375%	08/15/17	$ 13,651,625
7,700,000	9.000 (b)	11/15/18	8,354,500
8,000,000	7.000	08/15/20	8,800,000
Sprint Corp.
16,850,000	7.125	06/15/24	18,745,625
Wind Acquisition Finance SA(b)(d)
7,450,000	4.750	07/15/20	7,543,125
13,500,000	7.375	04/23/21	14,023,125

			88,951,937

Wirelines Telecommunications – 0.6%
Frontier Communications Corp.
12,557,000	8.125	10/01/18	13,247,635
Telecom Italia Capital SA
5,550,000	6.375	11/15/33	5,987,063
5,600,000	7.200	07/18/36	6,482,000
7,450,000	7.721	06/04/38	9,005,187
Windstream Services LLC(d)
13,300,000	7.750	10/15/20	13,399,750

			48,121,635

TOTAL CORPORATE OBLIGATIONS (Cost $679,102,318)			$ 683,289,951

Mortgage-Backed Obligations – 12.5%
Adjustable Rate Non-Agency(e) – 5.5%
American Home Mortgage Assets Trust Series 2006-2, Class 2A1
$8,754,715	1.214%	09/25/46	$ 7,371,298
American Home Mortgage Investment Trust Series 2006-3, Class 11A1
152,949	1.384	12/25/46	137,356
American Home Mortgage Investment Trust Series 2007-2, Class 11A1
4,259,319	1.254	03/25/47	2,681,539
Banc of America Funding Corp. Series 2006-H, Class 6A1
20,569,666	1.200	10/20/36	17,623,300
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
3,840,132	1.224	09/25/47	3,420,399
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-4A, Class A1(b)
5,486,810	1.416	10/25/36	5,064,546
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-1A, Class A1(b)
25,504,567	1.174	12/25/46	22,927,392
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-3A, Class A1(b)
13,923,986	1.154	08/25/47	12,337,232
Citigroup Mortgage Loan Trust Series 2006-AR6, Class 2A2
7,418,365	1.184	09/25/36	6,916,506
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR7, Class 2A2A
4,054,247	3.353	11/25/36	3,696,465
Countrywide Alternative Loan Trust Series 2005-16, Class A1
3,640,894	2.336	06/25/35	3,521,506
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
800,139	1.524	05/25/35	694,585
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B
2,270,353	1.194	11/25/36	2,134,200
Countrywide Alternative Loan Trust Series 2006-HY11, Class A1
343,384	1.144	06/25/36	292,151

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(e) – (continued)
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	$290,101	1.220%	03/20/46	$ 250,735
Countrywide Alternative Loan Trust Series 2007-19, Class 1A11
	10,220,128	1.524	08/25/37	6,247,189
Countrywide Alternative Loan Trust Series 2007-HY6, Class A1
	5,066,436	1.234	08/25/47	4,468,848
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
	25,295,032	2.071	11/25/47	20,116,347
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(b)
EUR	45,851,517	2.750	04/20/20	51,452,833
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A
	$3,088,507	1.416	08/25/47	2,896,819
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B
	3,854,457	1.436	08/25/47	3,591,798
Downey Savings & Loan Association Mortgage Trust Series 2005-AR5, Class 2A1A
	8,995,109	1.334	09/19/45	7,226,783
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1
	1,461,073	1.204	01/25/37	1,331,242
GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2
	27,819,711	1.284	08/25/46	15,932,446
HarborView Mortgage Loan Trust Series 2006-11, Class A1A
	5,088,366	1.174	12/19/36	4,441,863
HomeBanc Mortgage Trust Series 2006-1, Class 3A2
	2,945,289	3.242	04/25/37	2,469,541
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1
	4,676,891	1.544	06/25/35	4,295,918
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	783,895	3.178	08/25/35	723,284
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
	2,975,951	3.185	11/25/35	2,615,840
Indymac Index Mortgage Loan Trust Series 2007-AR1, Class 1A1
	5,032,241	3.586	03/25/37	4,871,552
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
	6,595,393	1.396	07/25/37	6,232,637
JPMorgan Alternative Loan Trust Series 2006-A2, Class 2A2
	6,179,290	3.435	05/25/36	5,383,389
JPMorgan Alternative Loan Trust Series 2006-A5, Class 1A1
	6,339,647	1.184	10/25/36	5,892,487
Lehman XS Trust Series 2005-5N, Class 1A1
	15,835,407	1.324	11/25/35	15,081,021
Lehman XS Trust Series 2005-7N, Class 1A1A
	8,849,866	1.294	12/25/35	8,499,591
Lehman XS Trust Series 2006-GP1, Class A2A
	1,507	1.194	05/25/46	1,543
Lehman XS Trust Series 2007-16N, Class 2A2
	11,434,945	2.066	09/25/47	10,738,064
Lehman XS Trust Series 2007-4N, Class 3A2A
	5,024,584	1.482	03/25/47	4,705,343
Lehman XS Trust Series 2007-5H, Class 3A4
	6,024,982	3.090	05/25/37	5,134,757
Lehman XS Trust Series Series 2006-14N, Class 1A1A
	12,859,886	1.214	09/25/46	11,545,953
Luminent Mortgage Trust Series 2007-2, Class 2A1
	1,418,026	1.254	05/25/37	1,216,721
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1
	7,780,908	1.492	12/25/46	7,504,254
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	3,149,274	1.542	12/25/46	3,090,668

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(e) – (continued)
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
$3,346,395	1.174%	03/25/47	$ 3,111,276
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
1,578,730	1.416	05/25/47	1,309,613
Master Adjustable Rate Mortgages Trust Series 2007-HF2, Class A1
4,800,221	1.334	09/25/37	4,563,477
Morgan Stanley Mortgage Loan Trust Series 2005-6AR, Class 1A3
1,241,280	1.434	11/25/35	1,237,198
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A
937,624	1.194	11/25/36	369,847
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A
2,142,797	1.264	12/25/36	1,808,116
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
4,763,741	1.691	01/25/46	3,977,155
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
5,069,697	4.228	12/25/35	4,524,688
Residential Accredit Loans, Inc. Series 2006-QA2, Class 2A1
4,067,081	4.856	02/25/36	3,659,552
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1
2,589,818	1.294	02/25/46	1,783,339
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1
5,075,284	1.491	09/25/46	4,207,143
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2
268,461	1.229	09/25/46	232,691
Residential Accredit Loans, Inc. Series 2007-QO4, Class A1A
1,791,393	1.214	05/25/47	1,686,010
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
4,288,249	3.527	09/25/35	3,992,904
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
2,379,666	3.810	11/25/35	2,280,584
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11, Class 1A1
4,630,144	1.184	12/25/36	4,325,676
Structured Adjustable Rate Mortgage Loan Trust Series 2006-9, Class 3A1
2,809,409	3.328	10/25/36	2,037,014
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 21A1
3,446,456	1.424	02/25/36	2,944,518
Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1
5,870,981	1.234	05/25/46	4,812,441
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A4A
5,946,931	1.204	09/25/47	5,399,480
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1
1,587,029	1.874	05/25/47	1,338,776
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 3A1
14,875,460	6.500	05/25/47	11,498,430
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
2,517,298	1.662	06/25/46	1,650,805
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR1, Class A2A1
7,151,774	1.704	01/25/45	6,922,546
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
431,515	1.294	12/25/45	424,707

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(e) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
$280,388	1.564%	07/25/45	$ 280,209
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
985,633	1.604	07/25/45	950,130
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A
3,490,632	1.664	07/25/45	3,472,389
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
7,811,977	1.432	01/25/47	7,087,266
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A
5,812,909	1.452	04/25/47	5,010,129
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA6, Class 2A
4,443,676	1.776	07/25/47	3,636,251

TOTAL ADJUSTABLE RATE NON-AGENCY			$ 407,312,301

Collateralized Mortgage Obligations – 5.4%
Interest Only(f) – 0.4%
FHLMC STRIPS Series 304, Class C45
$33,105,259	3.000%	12/15/27	$ 3,103,393
FNMA REMIC Series 2011-100, Class S(e)
14,644,962	5.234	10/25/41	2,493,072
FNMA REMIC Series 2012-146, Class IO
3,342,423	3.500	01/25/43	646,899
GNMA REMIC Series 2013-182, Class PI
14,786,289	4.500	12/20/43	2,965,424
GNMA REMIC Series 2014-11, Class NI
12,279,276	4.500	12/16/42	1,725,472
GNMA REMIC Series 2014-180, Class PI
14,251,366	4.000	08/20/44	2,340,346
GNMA REMIC Series 2015-111, Class IW
16,646,550	4.000	06/20/45	2,520,696
GNMA REMIC Series 2015-129, Class IC
5,550,544	4.500	09/16/45	921,477
GNMA REMIC Series 2015-95, Class GI
48,450,674	4.500	07/16/45	10,276,761

			26,993,540

Inverse Floaters(e) – 3.7%
FHLMC REMIC Series 3753, Class SK
15,686,786	4.891	11/15/38	1,440,163
FHLMC REMIC Series 3852, Class SW
5,625,368	4.841	05/15/41	901,511
FHLMC REMIC Series 4273, Class PS
42,975,160	4.941	11/15/43	7,080,372
FHLMC REMIC Series 4320, Class SD
42,054,040	4.941	07/15/39	6,682,656
FHLMC REMIC Series 4326, Class GS
17,236,170	4.891	04/15/44	3,024,758
FHLMC REMIC Series 4431, Class ST
18,893,190	4.941	01/15/45	3,922,147
FHLMC REMIC Series 4468, Class SY
15,317,844	4.941	05/15/45	3,163,112
FNMA REMIC Series 2010-126, Class LS
6,671,475	3.950	11/25/40	1,048,446

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(e) – (continued)
FNMA REMIC Series 2012-88, Class SB
$11,550,596	5.454%	07/25/42	$ 2,164,670
FNMA REMIC Series 2013-121, Class SA
22,986,396	4.884	12/25/43	3,642,029
FNMA REMIC Series 2013-130, Class SN
27,235,899	5.434	10/25/42	5,226,100
FNMA REMIC Series 2013-96, Class SW
44,390,197	4.884	09/25/43	7,148,256
FNMA REMIC Series 2014-19, Class MS
25,098,220	5.384	11/25/39	3,021,921
FNMA REMIC Series 2014-87, Class MS
17,179,837	5.034	01/25/45	2,770,613
FNMA REMIC Series 2015-20, Class ES
50,373,716	4.934	04/25/45	10,648,908
FNMA REMIC Series 2015-22, Class DS
12,173,491	4.984	04/25/45	2,570,269
FNMA REMIC Series 2015-24, Class SG
20,343,740	4.384	04/25/45	3,826,047
FNMA REMIC Series 2015-34, Class LS
33,468,413	4.884	06/25/45	6,472,627
FNMA REMIC Series 2015-79, Class SA
34,393,369	5.034	11/25/45	5,715,996
FNMA REMIC Series 2015-79, Class SE
13,702,751	5.034	11/25/45	2,234,295
FNMA REMIC Series 2015-81, Class SA
133,239,233	4.484	11/25/45	18,841,027
FNMA REMIC Series 2015-82, Class MS
99,116,492	4.484	11/25/45	14,502,190
FNMA REMIC Series 2015-86, Class BS
25,036,982	4.484	11/25/45	3,604,725
GNMA REMIC Series 2010-1, Class SD
8,021,470	4.578	01/20/40	1,295,841
GNMA REMIC Series 2010-162, Class SE
16,760,013	5.338	12/20/40	1,667,212
GNMA REMIC Series 2010-20, Class SC
11,476,485	4.938	02/20/40	1,913,158
GNMA REMIC Series 2010-20, Class SD
10,426,095	4.468	02/20/40	1,540,338
GNMA REMIC Series 2010-20, Class SE
16,000,289	5.038	02/20/40	2,701,407
GNMA REMIC Series 2010-31, Class SA
378,406	4.538	03/20/40	56,826
GNMA REMIC Series 2010-35, Class DS
12,500,333	4.468	03/20/40	1,825,776
GNMA REMIC Series 2010-37, Class SG
26,007,003	4.488	03/20/40	3,845,788
GNMA REMIC Series 2010-58, Class AI
4,120,681	4.558	05/20/40	622,146
GNMA REMIC Series 2010-59, Class SA
7,273,951	5.288	05/20/40	1,313,468
GNMA REMIC Series 2010-85, Class SN
15,461,613	4.728	07/20/40	2,838,768
GNMA REMIC Series 2010-9, Class XD
26,535,822	5.428	01/16/40	4,662,532
GNMA REMIC Series 2010-9, Class YD
35,542,123	5.628	01/16/40	6,501,944
GNMA REMIC Series 2010-90, Class ES
24,498,952	4.738	07/20/40	3,875,678
GNMA REMIC Series 2012-149, Class MS
6,372,990	5.038	12/20/42	1,073,457
GNMA REMIC Series 2013-103, Class DS
15,574,760	4.938	07/20/43	2,592,199

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(e) – (continued)
GNMA REMIC Series 2013-111, Class SA
$16,519,826	5.488%	07/20/43	$ 3,105,608
GNMA REMIC Series 2013-113, Class SA
19,225,713	5.488	08/20/43	3,608,330
GNMA REMIC Series 2013-113, Class SD
67,888,819	5.528	08/16/43	12,101,168
GNMA REMIC Series 2013-117, Class PS
22,100,864	4.938	04/20/43	3,314,891
GNMA REMIC Series 2013-134, Class DS
133,803	4.888	09/20/43	21,917
GNMA REMIC Series 2013-147, Class SD
21,216,692	5.438	12/20/39	3,933,169
GNMA REMIC Series 2013-152, Class SJ
24,154,029	4.938	05/20/41	4,029,192
GNMA REMIC Series 2013-152, Class TS
402,138	4.888	06/20/43	64,748
GNMA REMIC Series 2013-167, Class SG
19,881,821	4.938	11/20/43	3,272,931
GNMA REMIC Series 2014-132, Class SL
27,715,076	4.888	10/20/43	4,008,839
GNMA REMIC Series 2014-133, Class BS
12,411,402	4.388	09/20/44	1,771,940
GNMA REMIC Series 2014-3, Class TS
9,589,750	4.338	01/20/44	1,358,541
GNMA REMIC Series 2014-41, Class SA
28,237,780	4.888	03/20/44	4,741,982
GNMA REMIC Series 2014-5, Class SA
14,826,066	4.338	01/20/44	2,125,191
GNMA REMIC Series 2014-56, Class ST
21,477,995	4.928	12/16/39	3,214,715
GNMA REMIC Series 2014-76, Class SA
31,922,912	4.388	01/20/40	4,563,661
GNMA REMIC Series 2014-96, Class SE
19,055,233	4.388	07/20/44	2,752,075
GNMA REMIC Series 2015-110, Class MS
19,500,936	4.498	08/20/45	2,964,868
GNMA REMIC Series 2015-111, Class SM
16,822,723	4.988	08/20/45	2,880,378
GNMA REMIC Series 2015-112, Class SB
32,453,267	4.528	08/20/45	4,950,499
GNMA REMIC Series 2015-123, Class SE
19,968,144	4.508	09/20/45	2,971,132
GNMA REMIC Series 2015-126, Class HS
35,252,300	4.988	09/20/45	5,890,751
GNMA REMIC Series 2015-126, Class LS
10,954,051	4.988	09/20/45	1,876,644
GNMA REMIC Series 2015-133, Class SA
6,207,106	4.488	09/20/45	920,454
GNMA REMIC Series 2015-133, Class SB
8,833,503	4.488	09/20/45	1,328,074
GNMA REMIC Series 2015-144, Class QS
18,211,900	4.488	10/20/45	2,337,980
GNMA REMIC Series 2015-167, Class SA
19,697,302	5.038	11/20/45	3,317,524
GNMA REMIC Series 2015-168, Class SD
30,566,277	4.988	11/20/45	5,040,816
GNMA REMIC Series 2016-4, Class SM
86,482,227	4.438	01/20/46	12,324,651
GNMA REMIC Series 2016-6, Class S
22,107,904	4.438	01/20/46	3,249,192

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(e) – (continued)
GNMA REMIC Series 2016-6, Class SB
$44,291,737	4.438%	01/20/46	$ 6,443,030

			272,464,267

Planned Amortization Class(e) – 0.1%
GNMA REMIC Series 2011-50, Class PS
28,436,036	4.888	02/20/41	4,559,713

Regular Floater(e) – 0.5%
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1
753,962	1.524	07/25/35	615,313
Countrywide Alternative Loan Trust Series 2005-36, Class 2A1A
6,033,509	1.334	08/25/35	5,058,623
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
994,539	1.824	12/25/35	856,955
FHLMC REMIC Series 3231, Class FB
579,718	1.509	10/15/36	581,159
FHLMC REMIC Series 3314, Class FC
340,745	1.559	12/15/36	342,080
FHLMC REMIC Series 3371, Class FA
460,486	1.759	09/15/37	464,917
FHLMC REMIC Series 3545, Class FA
576,823	2.009	06/15/39	582,813
FHLMC REMIC Series 3827, Class KF
859,783	1.529	03/15/41	862,375
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3
8,210,000	4.324	10/25/27	9,102,085
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3
4,852,000	5.674	10/25/28	5,427,468
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA3, Class M3
2,000,000	6.024	12/25/28	2,288,911
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
3,400,124	2.224	07/25/24	3,405,230
FNMA REMIC Series 2006-45, Class TF
1,046,851	1.616	06/25/36	1,051,440
FNMA REMIC Series 2006-76, Class QF
1,093,465	1.616	08/25/36	1,098,225
FNMA REMIC Series 2006-79, Class PF
1,130,325	1.616	08/25/36	1,135,393
FNMA REMIC Series 2007-33, Class HF
1,417,887	1.566	04/25/37	1,421,199
FNMA REMIC Series 2007-75, Class VF
402,812	1.666	08/25/37	405,200
FNMA REMIC Series 2009-84, Class WF
215,100	2.316	10/25/39	218,446
Sequoia Mortgage Trust Series 2007-3, Class 2AA1
4,055,857	3.315	07/20/37	3,929,160

			38,846,992

Sequential Fixed Rate – 0.6%
Banc of America Funding Corp. Series 2007-8, Class 2A1
1,820,231	7.000	10/25/37	1,171,057
BCAP LLC Trust Series 2007-AA2, Class 2A7
1,639,489	6.000	04/25/37	1,397,890
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
83,408	5.500	05/25/22	85,205

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Citigroup Mortgage Loan Trust Series 2007-9, Class 1A1(b)
$7,203,735	5.750%	04/25/47	$ 5,797,619
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
5,781,413	5.750	03/25/37	5,214,576
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
2,144,016	6.000	02/25/36	1,747,499
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
1,079,420	5.750	07/25/37	971,503
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
403,961	6.000	08/25/37	372,143
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-1, Class A4
1,136,233	6.000	03/25/37	1,004,962
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-7, Class A3
2,122,034	5.750	06/25/37	1,924,697
Countrywide Home Mortgage Loan Pass-Through Trust Series 2007-10, Class A5
1,692,218	6.000	07/25/37	1,453,954
Countrywide Home Mortgage Pass-Through Trust Series 2007-10, Class A22
3,180,529	6.000	07/25/37	2,710,146
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(b)
7,702,361	6.000	11/25/36	6,318,217
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
425,191	5.000	08/25/35	426,891
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
625,715	5.500	02/25/36	557,394
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
991,633	6.000	06/25/36	875,131
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
1,812,685	6.500	07/25/36	1,599,603
Residential Asset Securitization Trust Series 2006-A15, Class A13
6,308,936	6.250	01/25/37	4,555,814
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
1,364,471	6.000	08/25/36	1,256,530
Residential Asset Securitization Trust Series 2006-A8, Class 2A3
6,542,721	6.000	08/25/36	3,763,553
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
4,635,915	6.000	10/25/37	3,938,850

			47,143,234

Sequential Floating Rate(e) – 0.1%
Banc of America Funding Corp. Series 2007-2, Class 2A1
75,704	4.877	03/25/37	76,151
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3
5,045,032	1.524	08/25/37	4,063,982
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
968,032	1.124	12/25/36	690,464

			4,830,597

			394,838,343

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 1.0%
Sequential Fixed Rate – 0.4%
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
$2,500,000	4.697%	04/15/45	$ 2,676,200
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
17,439,205	2.779	09/25/22	17,783,330
CSMC Trust Series 2014-USA, Class E(b)
9,050,000	4.373	09/15/37	7,867,087

			28,326,617

Sequential Floating Rate(b)(e) – 0.6%
Hilton Mortgage Trust Series 2014-ORL, Class E
10,050,000	4.409	07/15/29	10,093,657
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class E
9,600,000	5.009	10/15/29	9,629,650
Citigroup Commercial Mortgage Trust Series 2015-SSHP, Class D
10,013,500	4.209	09/15/17	10,041,674
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class E
12,450,000	3.786	04/10/28	12,507,397
Tricon American Homes Trust Series 2015-SFR1, Class D
1,920,000	3.372	05/17/32	1,925,351
Tricon American Homes Trust Series 2015-SFR1, Class E
3,790,000	4.172	05/17/32	3,795,274
Invitation Homes Trust Series 2015-SFR2, Class E
100,000	4.309	06/17/32	100,851

			48,093,854

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 76,420,471

Federal Agencies – 0.6%
FHLMC – 0.0%
$21,435	5.000%	01/01/33	$ 23,418
1,768	5.000	03/01/33	1,923
10,757	5.000	04/01/33	11,703
2,444	5.000	05/01/33	2,660
6,852	5.000	06/01/33	7,454
41,700	5.000	07/01/33	45,367
59,348	5.000	08/01/33	64,596
7,503	5.000	09/01/33	8,185
12,321	5.000	10/01/33	13,405
30,679	5.000	11/01/33	33,377
14,592	5.000	12/01/33	15,874
13,844	5.000	01/01/34	15,062
41,430	5.000	02/01/34	45,130
19,488	5.000	03/01/34	21,294
26,339	5.000	04/01/34	28,780
51,091	5.000	05/01/34	55,601
603,882	5.000	06/01/34	657,392
9,926	5.000	11/01/34	10,846
170,086	5.000	04/01/35	185,042
16,784	5.000	11/01/35	18,259

			1,265,368

FNMA – 0.6%
2,800,748	3.094	01/01/18	2,792,175
2,499,309	3.434	01/01/18	2,495,489
28,817	5.000	01/01/18	29,385
156,439	5.000	02/01/18	160,199

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$126,802	5.000%	03/01/18	$ 129,851
196,222	5.000	04/01/18	200,939
20,798	5.000	05/01/18	21,298
18,831	5.000	06/01/18	19,284
273	5.500	01/01/19	279
14,425	5.500	02/01/19	14,698
17,833	5.500	03/01/19	18,223
9,388	5.500	04/01/19	9,572
8,053	5.500	05/01/19	8,263
36,017	5.500	06/01/19	36,795
107,357	5.500	07/01/19	109,706
102,238	5.500	08/01/19	104,583
97,612	5.500	09/01/19	100,458
29,903	5.500	10/01/19	30,709
31,773	5.500	11/01/19	32,709
47,948	5.500	12/01/19	49,329
5,187	5.500	01/01/20	5,367
1,546	5.500	06/01/20	1,582
574,766	5.500	07/01/20	593,025
1,741,060	3.416	10/01/20	1,815,148
1,320,411	3.619	12/01/20	1,385,502
5,288,943	4.381	06/01/21	5,694,022
3,166	6.000	01/01/24	3,559
66,895	6.000	04/01/24	75,211
721,995	5.500	05/01/25	739,754
3,977	4.500	09/01/29	4,280
6,603	6.000	12/01/32	7,482
747	6.000	01/01/33	840
3,461	6.000	04/01/33	3,922
154,768	6.000	10/01/33	176,660
5,215	6.000	02/01/34	5,906
39,498	6.000	03/01/34	44,699
124,714	6.000	08/01/34	142,291
28,693	6.000	11/01/34	32,530
302,405	6.000	05/01/35	345,202
59,865	6.000	06/01/35	68,401
180,712	6.000	10/01/35	205,847
17,943	6.000	11/01/35	20,483
29,819	6.000	12/01/35	34,000
110,989	6.000	02/01/36	126,206
8,419	6.000	05/01/36	9,651
585,730	6.000	08/01/36	668,984
25,697	6.000	09/01/36	29,455
16,801	6.000	10/01/36	19,208
237,108	6.000	11/01/36	271,530
351,270	6.000	12/01/36	399,594
1,145,395	6.000	01/01/37	1,302,374
1,768,034	6.000	02/01/37	2,016,451
70,311	6.000	04/01/37	80,200
530,046	6.000	05/01/37	604,976
959,666	6.000	07/01/37	1,093,704
60,331	4.500	08/01/37	64,959
1,083,054	6.000	08/01/37	1,229,287
30,426	6.000	09/01/37	34,587
498,668	6.000	10/01/37	567,875
4,303	6.000	11/01/37	4,909
295,188	6.000	12/01/37	335,082
816,404	6.000	01/01/38	925,525
67,414	5.000	03/01/38	74,464
71,580	6.000	03/01/38	81,737
257,622	6.000	05/01/38	292,667
17,150	6.000	07/01/38	19,634
17,106	6.000	08/01/38	19,501
473,191	6.000	09/01/38	537,807

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$299,684	6.000%	10/01/38	$ 341,333
1,613,019	6.000	11/01/38	1,816,267
4,382,497	6.000	12/01/38	4,894,303
2,465	6.000	01/01/39	2,772
13,725	4.500	04/01/39	14,821
6,613	6.000	04/01/39	7,558
99,581	6.000	07/01/39	113,690
21,303	4.000	08/01/39	22,493
10,857	4.000	09/01/39	11,464
75,143	6.000	09/01/39	85,311
61,991	4.500	10/01/39	67,987
697,868	6.000	10/01/39	795,975
218,056	6.000	10/01/40	247,371
8,753	4.500	05/01/41	9,485
1,150,633	6.000	05/01/41	1,310,116
34,623	4.500	06/01/41	37,371
119,124	6.000	07/01/41	135,894
49,937	4.500	08/01/41	54,611
11,145	4.500	10/01/41	12,077
393,381	5.000	11/01/41	431,307
11,141	6.000	01/01/42	12,822
5,082	4.500	11/01/42	5,471
55,242	4.500	12/01/43	59,911

			39,070,434

TOTAL FEDERAL AGENCIES			$ 40,335,802

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $854,162,709)			$ 918,906,917

Agency Debentures – 0.6%
FFCB
$31,600,000	3.440%	06/17/30	$ 32,699,396
11,000,000	2.850	02/10/31	10,745,075
3,000,000	3.020	04/09/31	2,979,462

TOTAL AGENCY DEBENTURES (Cost $44,573,520)			$ 46,423,933

Asset-Backed Securities – 30.1%
Auto(b) – 0.0%
Skopos Auto Receivables Trust Series 2015-1A, Class A
$894,175	3.100%	12/15/23	$ 894,798
Skopos Auto Receivables Trust Series 2015-2A, Class A
1,825,970	3.550	02/15/20	1,826,872

			2,721,670

Collateralized Loan Obligations(b)(e) – 14.2%
ACIS CLO Ltd. Series 2013-1A, Class A1
17,813,220	1.894	04/18/24	17,722,764
ACIS CLO Ltd. Series 2013-1A, Class B
3,516,015	2.974	04/18/24	3,516,106
ACIS CLO Ltd. Series 2013-1A, Class C
2,220,765	3.974	04/18/24	2,221,005
ACIS CLO Ltd. Series 2013-2A, Class BR
9,399,228	2.073	10/14/22	9,400,544
Acis CLO Ltd. Series 2013-2A, Class C2R
15,200,000	2.323	10/14/22	15,199,939
ACIS CLO Ltd. Series 2014-4A, Class A
109,000,000	2.454	05/01/26	109,139,956

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(e) – (continued)
BlueMountain CLO Ltd. Series 2014-2A, Class AR
$28,750,000	2.237%	07/20/26	$ 28,750,000
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1
850,000	2.633	07/17/28	856,831
Crown Point CLO III Ltd. Series 2015-3A, Class A1A
26,962,244	2.433	12/31/27	26,989,179
Crown Point CLO Ltd. Series 2012-1A, Class A1LA
1,263,612	1.802	11/21/22	1,260,203
Crown Point CLO Ltd. Series 2012-1A, Class A2L
795,898	3.767	11/21/22	796,856
Crown Point CLO Ltd. Series 2012-1A, Class A3L
636,717	5.012	11/21/22	637,921
Crown Point CLO Ltd. Series 2013-2A, Class A1L
79,117,662	1.993	12/31/23	78,922,716
Cutwater Ltd. Series 2014-1A, Class A1AR
38,250,000	2.469	07/15/26	38,230,799
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A
79,000,000	2.428	07/25/27	78,892,086
MidOcean Credit CLO III Series 2014-3A, Class A
1,300,000	2.501	07/21/26	1,300,018
Ocean Trails CLO IV Series 2013-4A, Class A
1,300,000	2.334	08/13/25	1,300,120
OCP CLO Ltd. Series 2012-2A, Class A1R
10,850,000	2.450	11/22/25	10,937,201
OCP CLO Ltd. Series 2014-5A, Class A1
112,160,000	2.032	04/26/26	112,159,888
OFSI Fund V Ltd. Series 2013-5A, Class A1LA
9,236,715	1.953	04/17/25	9,213,919
OFSI Fund VI Ltd. Series 2014-6A, Class A1
98,374,560	2.052	03/20/25	97,591,892
OFSI Fund VII Ltd. Series 2014-7A, Class A
117,675,963	2.364	10/18/26	117,739,273
OFSI Fund VII Ltd. Series 2014-7A, Class B
148,590	3.153	10/18/26	148,595
Regatta IV Funding Ltd. Series 2014-1A, Class A1
1,289,057	2.448	07/25/26	1,289,096
Trinitas CLO II Ltd. Series 2014-2A, Class A1R
46,550,000	2.339	07/15/26	46,548,883
Trinitas CLO Ltd. Series 2014-1A, Class A1
58,150,000	2.553	04/15/26	58,170,992
Wasatch Ltd. Series 2006-1A, Class A1B
387,252	1.276	11/14/22	385,413
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class A1
100,576,158	2.353	07/16/27	100,267,792
Zais CLO 1 Ltd. Series 2014-1A, Class A1
77,111,170	2.423	04/15/26	77,379,671

			1,046,969,658

Home Equity – 1.9%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASAP1, Class A2C(e)
9,997,473	1.284	03/25/37	6,065,382
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE2, Class A2D(e)
16,641,000	1.294	05/25/36	13,234,734
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R8, Class M2(e)
5,440,000	1.514	10/25/35	5,303,826
Bayview Financial Mortgage Pass-Through Trust Series 2006-A, Class M3(e)
10,095,000	1.694	02/28/41	9,543,789

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Citigroup Mortgage Loan Trust Series 2006-WFH1, Class M3(e)
$6,400,000	1.424%	01/25/36	$ 6,390,609
Citigroup Mortgage Loan Trust Series 2007-WFH2, Class A4(e)
284,152	1.374	03/25/37	280,863
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF2(g)
42,045	3.896	12/25/35	42,558
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF3(g)
9,006,000	3.896	12/25/35	9,153,031
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A4(e)
1,634,964	1.164	09/25/36	1,619,237
First Franklin Mortgage Loan Trust Series 2006-FF6, Class A4(e)
25,000,000	1.274	04/25/36	23,996,555
GSAA Home Equity Trust Series 2007-10, Class A2A
3,744,009	6.500	11/25/37	2,776,103
HSI Asset Securitization Corp. Trust Series 2006-OPT1, Class 2A4(e)
8,600,000	1.324	12/25/35	8,542,388
JPMorgan Mortgage Acquisition Trust Series 2006-CH1, Class A5(e)
3,091,671	1.254	07/25/36	3,080,419
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AV5(e)
7,450,000	1.284	01/25/37	7,220,593
Lehman XS Trust Series 2006-16N, Class A321(e)
6,220,183	1.224	11/25/46	5,458,788
Lehman XS Trust Series 2007-3, Class 1BA2(e)
277,472	1.926	03/25/37	236,488
Morgan Stanley Mortgage Loan Trust Series 2007-1XS, Class 2A1(e)
7,283,679	1.104	09/25/46	3,024,907
Saxon Asset Securities Trust Series 2007-2, Class A2C(e)
6,063,259	1.264	05/25/47	4,802,708
Securitized Asset Backed Receivables LLC Trust Series 2004-DO1, Class M1(e)
4,014,214	1.999	07/25/34	4,003,609
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1(e)
4,930,936	1.239	03/25/37	3,933,115
Vericrest Opportunity Loan Trust XXV LLC Series 2015-NPL8, Class A1(b)(g)
15,603,780	3.500	06/26/45	15,606,404
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M1(e)
2,680,457	1.684	10/25/35	2,661,252

			136,977,358

Other(b)(e) – 3.2%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
61,850,000	1.894	09/10/18	61,856,995
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2
35,950,000	1.944	04/10/19	35,958,394
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
101,250,000	2.294	03/10/19	101,265,046
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1
16,900,000	1.844	07/10/19	16,907,102
Station Place Securitization Trust Series 2015-2, Class A
22,500,000	2.039	05/15/18	22,500,000

			238,487,537

Student Loan(e) – 10.8%
Academic Loan Funding Trust Series 2012-1A, Class A2(b)
46,600,000	2.124	12/27/44	46,427,678

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(e) – (continued)
Access Group, Inc. Series 2006-1, Class A2
$836,137	1.162%	08/25/23	$ 835,763
Access Group, Inc. Series 2015-1, Class A(b)
31,810,460	1.724	07/25/56	31,604,748
Bank of America Student Loan Trust Series 2010-1A, Class A(b)
133,279	1.838	02/25/43	133,966
Brazos Higher Education Authority, Inc. Series 2005-2, Class A11(d)
7,356,655	1.293	09/27/21	7,343,507
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(b)
40,450,000	2.374	03/25/36	41,090,000
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(b)
25,300,000	2.024	04/25/33	25,379,579
GCO Education Loan Funding Trust Series 2006-1, Class A8L
2,981,508	1.182	05/25/25	2,955,314
Higher Education Funding I Series 2005-1, Class A4
7,052,643	1.192	02/25/30	7,041,856
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3
22,700,000	2.060	07/20/43	22,275,442
Nelnet Student Loan Trust Series 2005-4, Class A3
14,801,869	1.286	06/22/26	14,795,226
Nelnet Student Loan Trust Series 2006-1, Class A6(b)
40,900,000	1.503	08/23/36	39,096,727
Northstar Education Finance, Inc. Series 2007-1, Class A1(d)
9,000,000	1.139	04/28/30	8,865,809
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
3,610,412	1.948	07/01/24	3,628,791
Scholar Funding Trust Series 2010-A, Class A(b)
29,251,342	1.789	10/28/41	28,828,154
SLC Student Loan Trust Series 2005-3, Class A3
8,800,000	1.251	06/15/29	8,734,270
SLM Student Loan Trust Series 2003-14, Class A5
9,825,937	1.268	01/25/23	9,825,956
SLM Student Loan Trust Series 2003-7A, Class A5A(b)
33,569,091	2.331	12/15/33	33,912,519
SLM Student Loan Trust Series 2004-8A, Class A6(b)
31,100,000	1.668	01/25/40	30,698,042
SLM Student Loan Trust Series 2005-4, Class A3
56,941,055	1.158	01/25/27	56,631,552
SLM Student Loan Trust Series 2005-5, Class A4
12,900,000	1.178	10/25/28	12,751,280
SLM Student Loan Trust Series 2005-5, Class A5
8,203,000	1.788	10/25/40	8,018,920
SLM Student Loan Trust Series 2006-10, Class A5A
314,903	1.138	04/25/27	314,320
SLM Student Loan Trust Series 2007-1, Class A5
41,119,563	1.128	01/26/26	40,967,586
SLM Student Loan Trust Series 2007-2, Class A4
81,200,000	1.098	07/25/22	78,627,917
SLM Student Loan Trust Series 2008-2, Class A3
16,595,449	1.788	04/25/23	16,511,355
SLM Student Loan Trust Series 2008-3, Class A3
17,834,095	2.038	10/25/21	17,829,897
SLM Student Loan Trust Series 2008-4, Class A4
47,462,047	2.688	07/25/22	48,633,106
SLM Student Loan Trust Series 2008-5, Class A4
73,030,360	2.738	07/25/23	74,821,006
SLM Student Loan Trust Series 2008-6, Class A4
22,590,000	2.138	07/25/23	22,713,425
SLM Student Loan Trust Series 2008-8, Class A4
13,600,000	2.538	04/25/23	13,909,352

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(e) – (continued)
SunTrust Student Loan Trust Series 2006-1A, Class A4(b)
	$29,634,628	1.229%		10/28/37	$ 27,902,567
Wachovia Student Loan Trust Series 2005-1, Class A5
	7,393,234	1.168		01/26/26	7,380,820

					790,486,450

TOTAL ASSET-BACKED SECURITIES (Cost $2,165,710,615)					$ 2,215,642,673

Foreign Debt Obligations – 26.9%
Sovereign – 26.9%
Brazil Notas do Tesouro Nacional
BRL	78,925,000	10.000%		01/01/27	$ 23,131,854
	13,850,486	6.000		08/15/40	4,363,522
	168,726,551	6.000		08/15/50	52,988,318
Dominican Republic
DOP	61,100,000	10.375		03/04/22	1,301,196
	98,700,000	14.500		02/10/23	2,370,913
	$16,140,000	6.600	(b)	01/28/24	17,693,475
	15,330,000	6.600		01/28/24	16,805,513
	9,312,000	5.875		04/18/24	9,847,440
	55,610,000	5.500	(b)	01/27/25	57,486,838
	2,784,000	8.625		04/20/27	3,295,560
DOP	30,000,000	18.500		02/04/28	875,642
	58,700,000	11.375		07/06/29	1,248,379
Japan Treasury Discount Bill(h)
JPY	51,400,000,000	0.000		07/31/17	457,017,862
	69,525,000,000	0.000		08/07/17	618,184,960
	27,000,000,000	0.000		09/19/17	240,099,435
Japanese Government CPI Linked Bond
	4,674,033,200	0.100		09/10/24	43,272,467
	27,495,556,254	0.100		03/10/26	255,288,814
Perusahaan Penerbit SBSN(b)
	$1,860,000	3.400		03/29/22	1,878,600
	30,900,000	4.150		03/29/27	31,363,500
Republic of Argentina(b)
	65,550,000	7.125		06/28/17(m)	59,552,175
Republic of Ecuador
	22,830,000	9.650		12/13/26	22,915,613
	10,400,000	9.625	(b)	06/02/27	10,387,000
Republic of Indonesia
EUR	2,510,000	2.625	(b)	06/14/23	3,013,719
	$23,015,000	5.875		01/15/24	26,237,100
United Mexican States
MXN	269,823,600	4.750		06/14/18	14,570,335
	1,546,000	7.750		11/23/34	91,727
	15,377,700	8.500		11/18/38	970,221
	2,663,200	8.000		11/07/47	161,018

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $1,996,465,731)					$ 1,976,413,196

Structured Notes(h) – 1.7%
Arab Republic of Egypt (Issuer Citibank NA)
	$255,110,000	0.000	%(b)	08/10/17	$ 13,803,957
	344,375,000	0.000		08/17/17	18,566,222
	74,125,000	0.000		08/31/17	3,964,378
	345,115,000	0.000	(b)	11/02/17	17,803,515

Principal Amount		Interest Rate	Maturity Date	Value
Structured Notes (h)– (continued)
Arab Republic of Egypt (Issuer Citibank NA) – (continued)
EGP	314,550,000	0.000%	02/08/18	$ 15,457,043
	32,375,000	0.000	03/08/18	1,580,153
	418,040,000	0.000 (b)	05/03/18	19,786,073
Arab Republic of Egypt (Issuer HSBC Bank PLC)(b)
	211,725,000	0.000	09/14/17	11,233,343
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA)(b)
	270,750,000	0.000	02/15/18	13,255,693
	212,425,000	0.000	05/17/18	9,950,329

TOTAL STRUCTURED NOTES (Cost $125,603,205)				$ 125,400,706

Municipal Debt Obligations(d) – 1.1%
Puerto Rico – 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	$1,655,000	6.000%	07/01/38	$ 1,336,413
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	45,000	5.250	07/01/42	34,988
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
	2,695,000	5.000	07/01/33	2,095,362
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A(c)
	3,035,000	5.750	07/01/41	1,779,269
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A(c)
	1,495,000	5.500	07/01/32	880,181
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B(c)
	1,160,000	5.875	07/01/36	696,000
	3,340,000	5.750	07/01/38	1,962,250
	2,170,000	6.000	07/01/39	1,312,850
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A(c)
	1,120,000	6.000	07/01/34	656,600
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E(c)
	1,010,000	5.625	07/01/32	597,163
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A(c)
	515,000	5.500	07/01/26	305,781
	1,975,000	5.500	07/01/39	1,175,125
	2,115,000	5.000	07/01/41	1,202,906
Puerto Rico Commonwealth GO Bonds Series 2014 A(c)
	6,800,000	8.000	07/01/35	4,131,000
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A(c)
	1,960,000	5.125	07/01/31	1,158,850
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A(c)
	455,000	5.000	07/01/34	266,744
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A(c)
	605,000	5.250	07/01/27	359,219
Puerto Rico Commonwealth GO Unrefunded Balance Refunding for Public Improvement 2006 B(c)
	670,000	5.000	07/01/35	392,788

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations(d) – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(c)(h)
$2,005,000	0.000%		08/01/35	$ 146,044
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(c)(h)
5,315,000	0.000		08/01/37	347,867
4,330,000	0.000		08/01/38	265,429
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A(c)
1,650,000	5.250		08/01/27	424,875
18,380,000	6.750		08/01/32	4,732,850
16,765,000	5.750		08/01/37	4,316,987
155,000	6.375		08/01/39	39,913
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A(c)
9,275,000	0.000	(h)	08/01/33	2,017,312
6,845,000	5.500		08/01/37	1,762,588
18,845,000	5.375		08/01/39	4,852,587
48,210,000	5.500		08/01/42	12,414,075
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
5,990,000	5.375		08/01/38	1,542,425
60,650,000	5.250		08/01/41	15,617,375
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1(c)
12,240,000	5.000		08/01/43	3,151,800
9,605,000	5.250		08/01/43	2,473,287
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A(c)
16,650,000	5.500		08/01/28	4,287,375

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $189,577,118)				$ 78,736,278

U.S. Treasury Obligations – 6.7%
United States Treasury Bonds
$123,800,000	2.875	%(i)	11/15/46	$ 124,524,229
53,020,000	3.000		05/15/47	54,740,504
United States Treasury Inflation Indexed Bonds
98,790,114	0.125	(i)	04/15/18	98,481,889
52,589,880	0.125	(i)	04/15/19	52,628,271
45,103,824	0.125	(i)	04/15/20	45,189,972
32,083,071	0.125		04/15/21	32,052,913
314,361	0.625		01/15/24	319,064
5,303,007	0.125	(i)	07/15/24	5,213,227
4,438,804	0.250		01/15/25	4,363,255
66,987,249	0.625		01/15/26	67,465,538
7,849,743	0.875		02/15/47	7,630,342

TOTAL U.S. TREASURY OBLIGATIONS (Cost $490,925,705)				$ 492,609,204

Shares	Description			Value
Common Stock(c)(j)(k) – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
7,667,598	Blue Ridge Mountain Resources, Inc. (Cost $76,509,670)			$ 69,008,382

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.0%
Interest Rate Swaptions 0.0%
JPMorgan Securities, Inc. Put - OTC - 10 year Interest Rate Swap
$163,670,000	0.700%	10/23/17	$ 351,308

Shares	Distribution Rate		Value
Investment Company(e)(j) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
102,375	0.845%		$ 102,375
(Cost $102,375)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $6,862,371,607)			$6,775,570,688

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 0.5%
Commercial Paper – 0.5%
Bayerische Landesbank(h)
$11,450,000	0.000%	07/17/17	$ 11,443,117
Electricite de France SA(h)
100,000	0.000	01/05/18	99,086
Schlumberger Holdings Corp.(h)
8,000,000	0.000	08/22/17	7,982,981
UBS AG London
16,800,000	1.472	06/15/18	16,801,346

TOTAL SHORT-TERM INVESTMENTS (Cost $36,325,925)			$ 36,326,530

TOTAL INVESTMENTS – 92.6% (Cost $6,898,697,532)			$6,811,897,218

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.4%			546,553,142

NET ASSETS – 100.0%			$7,358,450,360

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on June 30, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,187,489,701, which represents approximately 29.7% of net assets as of June 30, 2017.

(c)	Security is currently in default and/or non-income producing.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2017.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an affiliated issuer/Fund.

(k)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $69,008,382, which represents approximately 0.9% of net assets as of June 30, 2017.

(l)	Actual maturity is June 5, 2115.

(m)	Actual maturity is June 28, 2117.

Restricted Security	Acquisition Date	Cost
Blue Ridge Mountain Resources, Inc. (Common Stocks)	05/06/16 – 08/18/16	$76,509,670

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
OTC	— Over the Counter
PI	— Private Investment
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	AUD	39,063,000	NZD	40,969,470	$29,992,958	09/20/17	$15,603
	AUD	151,786,542	USD	113,681,099	116,616,861	07/27/17	2,935,762
	AUD	410,100,831	USD	310,854,526	314,879,478	09/20/17	4,024,952
	BRL	360,382,026	USD	108,363,000	108,657,273	07/05/17	294,273
	CAD	218,569,183	USD	160,560,339	168,594,764	07/14/17	8,034,425
	CAD	683,576,058	USD	511,796,451	527,804,976	09/20/17	16,008,525
	CLP	6,239,017,017	USD	9,291,718	9,382,756	08/30/17	91,038
	CNH	736,654,473	USD	107,377,267	107,995,641	09/20/17	618,375
	CNY	124,491,955	USD	18,071,121	18,252,882	09/28/17	181,760
	COP	17,726,743,000	USD	5,753,568	5,759,204	09/14/17	5,636
	CZK	803,707,815	EUR	29,991,000	35,151,858	07/03/17	892,379
	CZK	4,147,573,167	EUR	156,952,173	182,328,407	09/20/17	2,293,442
	CZK	930,054,028	EUR	34,792,090	40,888,236	09/21/17	977,081
	CZK	403,850,754	EUR	15,003,000	17,770,194	10/03/17	548,150
	CZK	758,003,333	EUR	28,389,000	33,459,800	11/09/17	802,738
	CZK	1,694,828,967	EUR	63,355,855	74,890,534	11/21/17	1,959,445
	CZK	445,763,297	EUR	16,654,709	19,698,937	11/22/17	526,031
	CZK	1,313,013,660	EUR	49,247,624	58,219,928	01/03/18	1,395,818
	EUR	5,367,678	AUD	7,970,465	6,157,096	09/20/17	37,295
	EUR	66,002,000	CHF	72,028,743	75,708,845	09/20/17	199,103
	EUR	13,429,000	GBP	11,774,010	15,403,989	09/20/17	30,318
	EUR	106,886,479	JPY	13,196,749,834	122,606,161	09/20/17	4,856,397
	EUR	22,941,000	NOK	219,028,190	26,314,909	09/20/17	38,190
	EUR	56,936,202	PLN	241,465,530	65,309,750	09/20/17	171,444
	EUR	482,249,539	USD	546,099,605	552,391,410	08/24/17	6,291,805
	EUR	228,913,674	USD	258,568,906	262,579,766	09/20/17	4,010,863
	GBP	9,482,823	CAD	15,986,760	12,382,001	09/20/17	38,252
	GBP	9,606,074	EUR	10,827,894	12,542,934	09/20/17	122,593
	GBP	502,817,570	USD	641,503,476	655,759,313	08/10/17	14,255,837
	GBP	97,973,633	USD	124,428,000	127,927,052	09/20/17	3,499,051
	HUF	11,672,579,059	USD	42,812,372	43,314,291	09/20/17	501,919
	INR	9,871,724,055	USD	150,676,656	152,490,290	07/14/17	1,813,634
	INR	390,048,442	USD	6,020,000	6,021,023	07/20/17	1,023
	INR	3,333,849,423	USD	51,420,520	51,439,838	07/24/17	19,317
	JPY	5,562,954,974	USD	49,517,312	49,636,209	09/20/17	118,897
	KRW	51,393,431,371	USD	44,432,233	44,891,059	07/13/17	458,826
	KRW	1,423,096,169	USD	1,241,144	1,243,204	07/31/17	2,060
	MXN	2,848,866,291	USD	154,428,604	154,972,028	09/20/17	543,425
	MYR	29,912,828	USD	6,904,288	6,942,783	07/27/17	38,495
	NOK	205,757,602	CAD	31,900,898	24,684,652	09/20/17	53,227
	NOK	251,237,337	CHF	28,638,000	30,140,837	09/20/17	118,822
	NOK	809,432,186	EUR	84,236,889	97,107,236	09/20/17	481,716
	NOK	281,595,000	USD	32,770,427	33,738,335	07/12/17	967,908
	NOK	254,092,133	USD	30,077,000	30,483,325	09/20/17	406,325
	NZD	114,489,497	USD	82,387,432	83,853,090	07/28/17	1,465,659
	NZD	283,348,110	USD	204,228,684	207,325,770	09/20/17	3,097,085
	PEN	51,273,050	USD	15,483,331	15,698,235	08/29/17	214,904
	PHP	1,517,305,709	USD	29,896,000	29,974,431	07/31/17	78,431
	PLN	133,711,456	EUR	31,369,447	36,070,315	09/20/17	87,398
	RUB	3,369,289,065	USD	56,225,506	56,883,751	07/20/17	658,245
	SEK	6,180,820,547	EUR	634,138,809	737,060,879	09/20/17	9,659,941
	SEK	176,173,693	NOK	171,262,734	21,008,657	09/20/17	462,339
	SEK	1,529,779,530	USD	172,819,774	181,709,908	07/12/17	8,890,133
	SEK	141,969,697	USD	16,345,985	16,929,841	09/20/17	583,855

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC (continued)	SGD	41,766,209	USD	30,097,000	$30,375,572	09/20/17	$278,572
	TRY	255,243,643	USD	70,525,873	70,887,490	09/20/17	361,617
	TWD	225,876,781	USD	7,324,150	7,432,943	07/11/17	108,793
	TWD	1,090,115,517	USD	35,790,505	35,865,578	07/20/17	75,073
	TWD	30,249,531	USD	992,113	995,018	07/31/17	2,904
	USD	10,331,968	ARS	169,000,000	10,133,109	07/06/17	198,858
	USD	12,018,000	ARS	194,194,896	11,598,341	07/13/17	419,659
	USD	398,074,765	BRL	1,293,930,838	390,127,662	07/05/17	7,947,103
	USD	152,720,782	BRL	511,187,000	151,427,893	10/03/17	1,292,889
	USD	6,011,000	CLP	3,977,598,920	5,991,436	07/03/17	19,564
	USD	9,016,000	CLP	5,984,631,464	9,010,955	07/17/17	5,045
	USD	11,941,088	CLP	7,897,746,691	11,889,047	07/24/17	52,041
	USD	24,088,454	CLP	15,969,156,420	24,015,756	08/30/17	72,698
	USD	35,336,149	CNH	240,818,446	35,304,669	09/20/17	31,479
	USD	14,460,079	COP	42,216,200,991	13,769,475	08/11/17	690,604
	USD	6,062,981	COP	17,985,832,238	5,843,379	09/14/17	219,602
	USD	21,050,500	EUR	18,347,977	21,046,393	09/20/17	4,107
	USD	28,772,779	HKD	222,799,426	28,607,294	09/29/17	165,485
	USD	72,871,378	HKD	564,578,285	72,497,192	10/03/17	374,186
	USD	57,594,000	HKD	446,186,477	57,301,632	10/10/17	292,368
	USD	193,739,810	HKD	1,498,773,935	192,946,671	03/27/18	793,139
	USD	61,843,000	HKD	479,046,082	61,695,243	05/11/18	147,757
	USD	15,778,000	IDR	210,320,740,000	15,738,268	07/21/17	39,732
	USD	15,707,053	IDR	209,576,065,434	15,669,239	07/31/17	37,814
	USD	15,244,121	IDR	204,217,865,280	15,225,936	08/25/17	18,185
	USD	57,296,545	INR	3,697,919,034	57,122,417	07/14/17	174,128
	USD	6,011,000	INR	388,388,743	5,995,403	07/20/17	15,597
	USD	14,995,820	INR	971,451,713	14,989,075	07/24/17	6,745
	USD	304,063,716	JPY	33,660,309,514	299,541,891	07/20/17	4,521,826
	USD	242,972,368	JPY	27,006,615,000	240,958,385	09/19/17	2,013,983
	USD	758,839,115	JPY	83,490,939,941	744,959,069	09/20/17	13,880,046
	USD	6,112,000	KRW	6,830,160,000	5,967,960	07/03/17	144,040
	USD	36,884,971	KRW	41,641,288,090	36,372,495	07/12/17	512,476
	USD	360,021,547	KRW	407,035,424,138	355,536,705	07/13/17	4,484,841
	USD	16,976,250	KRW	19,015,606,913	16,610,229	07/17/17	366,021
	USD	20,627,348	KRW	23,346,987,601	20,394,022	07/19/17	233,326
	USD	15,050,000	KRW	17,116,289,750	14,951,507	07/20/17	98,493
	USD	6,015,000	KRW	6,814,995,000	5,953,340	07/26/17	61,660
	USD	5,979,000	KRW	6,830,009,007	5,966,637	07/31/17	12,363
	USD	126,922,485	KRW	142,724,334,022	124,726,325	08/24/17	2,196,159
	USD	6,017,179	KRW	6,830,160,000	5,971,725	09/27/17	45,454
	USD	32,257,188	MXN	581,758,388	31,767,928	08/25/17	489,260
	USD	154,505,643	MXN	2,820,641,292	153,436,652	09/20/17	1,068,992
	USD	168,046,706	RUB	9,665,153,570	163,176,914	07/20/17	4,869,792
	USD	12,933,001	TRY	46,341,595	12,870,210	09/20/17	62,791
	USD	14,036,271	TWD	423,454,963	13,934,661	07/11/17	101,610
	USD	3,018,000	TWD	91,516,323	3,011,017	07/19/17	6,983
	USD	46,551,526	TWD	1,400,502,667	46,067,651	08/30/17	483,875
	USD	138,239,814	TWD	4,152,032,819	136,592,009	09/11/17	1,647,805
	USD	57,699,977	TWD	1,739,919,033	57,250,500	09/29/17	449,476
	USD	47,127,288	TWD	1,421,264,747	46,786,844	10/20/17	340,444
	USD	44,854,762	ZAR	588,200,469	44,349,366	09/20/17	505,402

TOTAL							$158,323,027

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	ARS	303,888,033	USD	18,854,539	$18,220,892	07/06/17	$(633,647)
	ARS	373,768,101	USD	23,086,356	22,323,398	07/13/17	(762,957)
	BRL	933,555,090	USD	283,449,624	281,472,280	07/05/17	(1,977,344)
	BRL	495,247,801	USD	149,485,865	148,403,231	08/02/17	(1,082,634)
	BRL	222,921,448	USD	66,593,412	66,369,043	09/05/17	(224,369)
	CHF	133,198,406	EUR	122,811,048	139,635,608	09/20/17	(1,237,132)
	CLP	3,977,598,920	USD	6,024,383	5,991,436	07/03/17	(32,947)
	CLP	3,983,277,120	USD	6,036,000	5,997,551	07/17/17	(38,449)
	CLP	36,036,453,970	USD	54,246,972	54,194,638	08/30/17	(52,334)
	COP	114,969,521,842	USD	39,050,804	37,499,111	08/11/17	(1,551,695)
	COP	80,433,750,585	USD	27,281,862	26,131,950	09/14/17	(1,149,912)
	EUR	6,439,253	CAD	9,568,730	7,386,267	09/20/17	(1,972)
	EUR	30,560,551	CZK	803,707,815	34,910,091	07/03/17	(241,767)
	EUR	63,904,284	CZK	1,670,776,284	73,302,621	09/20/17	(145,143)
	EUR	9,998,250	HUF	3,092,658,628	11,468,682	09/20/17	(7,472)
	EUR	182,063,231	SEK	1,759,097,830	208,839,078	09/20/17	(932,778)
	EUR	13,104,000	USD	15,031,467	15,031,191	09/20/17	(276)
	HUF	6,102,687,253	EUR	19,760,925	22,645,687	09/20/17	(21,457)
	IDR	1,273,096,721,987	USD	95,250,756	94,918,674	08/25/17	(332,082)
	INR	5,164,859,180	USD	80,065,000	79,782,505	07/14/17	(282,495)
	INR	1,961,283,101	USD	30,341,205	30,261,740	07/24/17	(79,465)
	INR	2,913,014,154	USD	45,058,000	44,915,800	07/31/17	(142,200)
	JPY	8,612,723,439	EUR	68,756,622	76,848,175	09/20/17	(2,020,410)
	JPY	56,511,549,952	USD	508,556,240	504,231,855	09/20/17	(4,324,385)
	KRW	6,830,160,000	USD	6,009,291	5,967,960	07/03/17	(41,331)
	KRW	44,037,625,716	USD	38,948,826	38,465,629	07/12/17	(483,197)
	KRW	319,359,701,622	USD	282,743,640	278,953,843	07/13/17	(3,789,796)
	KRW	99,423,341,709	USD	87,300,468	86,848,773	07/20/17	(451,695)
	KRW	68,364,494,437	USD	60,141,000	59,720,816	07/26/17	(420,184)
	KRW	10,268,414,400	USD	8,992,000	8,970,398	07/31/17	(21,602)
	KRW	24,307,619,000	USD	21,479,803	21,242,348	08/24/17	(237,455)
	KRW	76,885,092,238	USD	67,787,949	67,221,939	09/27/17	(566,011)
	MXN	1,692,373,524	USD	92,687,477	92,061,379	09/20/17	(626,099)
	MYR	46,413,489	USD	10,806,904	10,790,142	07/05/17	(16,761)
	MYR	46,413,489	USD	10,781,298	10,772,595	07/27/17	(8,704)
	NOK	477,444,439	CAD	74,533,032	57,278,807	09/20/17	(269,881)
	NOK	3,571,462,329	EUR	376,296,981	428,466,820	09/20/17	(3,171,761)
	NZD	41,758,000	CAD	39,839,812	30,554,322	09/20/17	(206,924)
	PHP	1,543,509,115	USD	30,987,936	30,386,430	09/14/17	(601,506)
	PLN	1,916,421,968	EUR	454,599,542	516,978,473	09/20/17	(4,478,545)
	RUB	9,096,999,940	USD	156,632,526	153,584,769	07/20/17	(3,047,756)
	TRY	290,932,434	USD	81,200,000	80,799,154	09/20/17	(400,846)
	TWD	455,804,259	USD	15,072,000	14,999,182	07/11/17	(72,818)
	TWD	908,651,218	USD	30,181,000	29,897,197	07/17/17	(283,803)
	TWD	913,131,248	USD	30,098,000	30,042,669	07/20/17	(55,331)
	TWD	580,423,425	USD	19,193,896	19,092,248	08/17/17	(101,649)
	USD	106,387,244	AUD	142,220,000	109,266,934	07/27/17	(2,879,689)
	USD	355,221,935	AUD	470,167,567	360,999,315	09/20/17	(5,777,378)
	USD	166,468,570	CAD	226,612,000	174,798,642	07/14/17	(8,330,072)
	USD	512,960,925	CAD	678,201,537	523,655,182	09/20/17	(10,694,257)
	USD	17,552,913	CHF	17,008,000	17,805,695	08/30/17	(252,783)
	USD	59,946,000	CHF	57,260,419	60,027,696	09/20/17	(81,696)
	USD	18,863,000	CLP	12,546,686,724	18,891,326	07/17/17	(28,326)
	USD	118,694,005	CNH	813,663,811	119,285,430	09/20/17	(591,425)
	USD	586,794,902	EUR	518,661,000	594,098,818	08/24/17	(7,303,916)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC (continued)	USD	392,399,372	EUR	347,337,590	$398,420,165	09/20/17	$(6,020,792)
	USD	637,122,113	GBP	499,353,091	651,241,046	08/10/17	(14,118,934)
	USD	668,823,783	GBP	522,829,919	682,674,384	09/20/17	(13,850,603)
	USD	62,169,045	INR	4,102,014,788	63,364,556	07/14/17	(1,195,512)
	USD	454,567,204	JPY	51,417,141,900	457,773,088	07/31/17	(3,205,884)
	USD	614,185,493	JPY	69,548,522,625	619,374,422	08/07/17	(5,188,930)
	USD	8,969,000	JPY	1,006,129,863	8,977,328	09/20/17	(8,328)
	USD	14,169,263	KRW	16,223,806,135	14,172,976	07/31/17	(3,713)
	USD	12,769,000	MXN	235,234,987	12,796,263	09/20/17	(27,263)
	USD	6,724,472	MYR	29,133,774	6,756,258	08/17/17	(31,787)
	USD	29,687,746	NOK	255,105,643	30,564,604	07/12/17	(876,858)
	USD	6,030,889	NOK	51,035,799	6,122,743	09/20/17	(91,854)
	USD	78,087,853	NZD	108,536,000	79,492,698	07/28/17	(1,404,845)
	USD	287,980,740	NZD	398,197,440	291,361,007	09/20/17	(3,380,268)
	USD	11,740,124	PLN	44,069,302	11,888,773	08/30/17	(148,649)
	USD	14,364,974	PLN	54,253,663	14,635,595	09/20/17	(270,621)
	USD	8,969,000	RUB	533,207,050	9,002,142	07/20/17	(33,142)
	USD	168,960,416	SEK	1,496,250,081	177,727,221	07/12/17	(8,766,805)
	USD	12,629,156	SEK	107,548,965	12,825,180	09/20/17	(196,024)
	USD	59,426,670	SGD	82,226,518	59,801,393	09/20/17	(374,723)
	USD	23,998,000	TRY	86,669,474	24,070,263	09/20/17	(72,263)
	USD	32,700,039	TWD	998,455,792	32,856,252	07/11/17	(156,213)
	USD	15,050,000	TWD	457,655,450	15,057,191	07/20/17	(7,191)
	USD	41,946,000	TWD	1,278,248,536	42,046,267	07/31/17	(100,267)
	USD	127,331,864	TWD	3,884,895,169	127,788,401	08/17/17	(456,537)
	USD	5,979,000	ZAR	79,344,320	5,982,434	09/20/17	(3,434)
	ZAR	275,424,423	USD	21,605,305	20,877,715	08/17/17	(727,589)
	ZAR	653,581,910	USD	50,095,414	49,279,021	09/20/17	(816,393)

TOTAL							$(134,103,941)

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	8,744	September 2017	$750,378,762	$(4,623,689)
Eurodollars	(5,860)	December 2018	(1,438,630,000)	(1,477,188)
Japan 10 Year Government Bonds	(133)	September 2017	(177,502,823)	360,152
Ultra Long U.S. Treasury Bonds	(1,534)	September 2017	(254,452,250)	601,591
Ultra 10 Year U.S. Treasury Notes	(167)	September 2017	(22,513,687)	34,933
90 Day Sterling	11,510	March 2018	1,863,030,813	(17,989)
2 Year U.S. Treasury Notes	(2,590)	September 2017	(559,723,284)	675,754
5 Year U.S. Treasury Notes	(41,352)	September 2017	(4,872,751,708)	12,436,309
10 Year U.S. Treasury Notes	17,954	September 2017	2,253,788,063	(11,854,560)
20 Year U.S. Treasury Bonds	(3,365)	September 2017	(517,158,438)	(3,268,777)

TOTAL				$(7,133,464)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	BRL	82,020	01/04/21	11.980%	1 month Brazilian Interbank Deposit Average	$1,131,587
Citibank NA		33,440	01/02/20	10.155	1 month Brazilian Interbank Deposit Average	127,405
		106,690	01/04/21	1 month Brazilian Interbank Deposit Average	11.990%	(1,259,896)
Credit Suisse International (London)		36,980	01/02/18	11.935	1 month Brazilian Interbank Deposit Average	(163,219)
Deutsche Bank AG		40	01/02/18	11.900	1 month Brazilian Interbank Deposit Average	(188)
JPMorgan Securities, Inc.		33,390	01/02/20	10.160	1 month Brazilian Interbank Deposit Average	128,171
		135,500	01/02/20	10.260	1 month Brazilian Interbank Deposit Average	596,611
		106,690	01/04/21	11.980	1 month Brazilian Interbank Deposit Average	1,384,712
Morgan Stanley & Co. International PLC		40,100	01/04/21	9.883	1 month Brazilian Interbank Deposit Average	(51,003)
		63,100	01/04/21	1 month Brazilian Interbank Deposit Average	11.980	(500,176)

TOTAL						$1,394,004

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

SEK	10,401,040		06/15/18	0.050%	3 month STIBOR	$(2,567,585)	$4,411,616
	4,356,760	(a)	09/15/18	0.330	3 month STIBOR	97,478	216,324
EUR	1,399,540	(a)	03/14/19	0.010	6 month EURO	(2,943,467)	4,624,066
CHF	1,614,150	(a)	03/29/19	0.554	6 month CHFOR	65,934	(720,752)
	$1,124,460	(a)	05/11/19	3 month LIBOR	1.826%	(121,225)	(933,406)
PLN	285,790		06/17/19	3.048	6 month WIBOR	739,037	962,271
	285,790		06/17/19	6 month WIBOR	3.045	237	(1,696,870)
SEK	2,725,200	(a)	06/29/19	0.100	3 month STIBOR	1,675	(207,277)
NOK	2,023,480	(a)	09/20/19	1.000	3 month NIBOR	(563,769)	(184,013)
CAD	6,982,840	(a)	09/20/19	1.250	6 month CDOR	(7,377,356)	(18,733,986)
	$895,250	(a)	09/20/19	3 month LIBOR	1.750	(2,391,498)	1,029,823
AUD	1,151,020	(a)	09/20/19	6 month AUDOR	1.800	984,348	2,729,955
GBP	27,560		10/15/19	6 month GBP	3.100	5,257	399,042
	$2,300,680	(a)	12/20/19	2.250	3 month LIBOR	4,163,722	4,054,307
PLN	64,550		09/21/20	2.017	6 month WIBOR	120	137,680
EUR	1,700,270	(a)	02/11/21	0.250	6 month EURO	247,413	(1,678,834)
	$1,150,890	(a)	02/11/21	3 month LIBOR	2.250	2,302,475	(7,430,956)
GBP	297,960	(a)	03/11/21	6 month GBP	1.000	(106,200)	513,061
SEK	6,922,270	(a)	09/20/22	0.250	3 month STIBOR	(1,440,868)	(9,294,497)
EUR	1,369,380	(a)	09/20/22	0.250	6 month EURO	10,330,843	(16,519,893)
CAD	371,090	(a)	09/20/22	1.500	6 month CDOR	(1,184,724)	(2,998,337)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

		$2,340,730	(a)	09/20/22	3 month LIBOR	2.000%	$(12,374,502)	$11,646,067
	AUD	13,620	(a)	09/20/22	6 month AUDOR	2.250	20,771	133,000
		$104,630	(a)	07/03/23	3 month LIBOR	2.142	(6,929)	38,213
	EUR	20,700	(a)	09/20/24	6 month EURO	0.500	(68,669)	222,229
		664,790	(a)	01/12/27	1.330%	6 month EURO	(5,086,195)	935,538
	GBP	38,130		01/15/27	6 month GBP	3.630	(162,860)	(954,757)
		57,520		03/15/27	6 month GBP	3.530	(248,007)	(480,514)
		739,320	(a)	03/16/27	1.600	6 month GBP	1,398,088	(5,765,540)
	EUR	341,250	(a)	06/15/27	1.750	6 month EURO	5,349,253	(1,328,776)
	GBP	35,030		06/15/27	3.336	6 month GBP	675	(406,772)
	EUR	828,810	(a)	09/20/27	1.000	6 month EURO	18,557,182	(13,554,931)
		$214,600	(a)	09/20/27	2.500	3 month LIBOR	6,886,911	(2,948,314)
		63,000	(a)	09/20/27	3 month LIBOR	2.500	(1,954,634)	798,382
	GBP	593,370	(a)	09/20/27	6 month GBP	1.500	(25,982,075)	17,625,801
		$127,510	(a)	12/21/27	3 month LIBOR	2.750	(840,131)	308,860
	AUD	94,380	(a)	12/21/27	6 month AUDOR	3.500	(850,224)	673,994
		$399,500	(a)	07/03/28	2.377	3 month LIBOR	6,432	(925,801)
		317,770	(a)	12/20/28	3 month LIBOR	2.790	(6,245,743)	(3,111,472)
	GBP	59,390	(a)	09/15/31	3.230	6 month GBP	(3,628,980)	(399,910)
		30,410		12/21/31	6 month GBP	1.500	(3,034,898)	3,229,505
		508,940	(a)	01/11/32	6 month GBP	1.940	4,734,980	(2,853,493)
		34,870		01/15/32	3.723	6 month GBP	(135,986)	2,003,859
		14,290	(a)	02/01/32	6 month GBP	2.080	377	(58,700)
		52,280		03/15/32	3.610	6 month GBP	501,003	647,898
		137,410	(a)	09/20/32	6 month GBP	1.500	(3,089,849)	5,030,703
		516,760	(a)	03/17/37	6 month GBP	1.750	1,919,477	9,145,529
	EUR	55,350	(a)	06/16/37	2.000	6 month EURO	(24,368)	(459,648)
		$71,410		06/16/37	3 month LIBOR	2.750	141,357	28,277
	JPY	2,337,450		06/16/37	6 month JYOR	0.750	568,810	3,324
		6,081,290	(a)	09/20/37	6 month JYOR	0.750	(1,185,683)	358,422
	GBP	42,670		03/15/42	3.620	6 month GBP	1,054,783	432,373
		39,060		03/15/47	6 month GBP	3.537	(887,560)	(316,332)
	EUR	36,600	(a)	06/17/47	1.750	6 month EURO	135,334	(165,252)
		$85,040		06/17/47	3 month LIBOR	2.500	179,132	443,063
	EUR	2,980	(a)	09/20/47	1.250	6 month EURO	(187,453)	(67,483)
		$45,770	(a)	09/20/47	3 month LIBOR	2.500	(823,610)	1,228,473
	GBP	32,310	(a)	09/20/47	6 month GBP	1.500	(953,867)	2,203,787
		$165,660	(a)	07/03/48	3 month LIBOR	2.560	5,964	646,786

TOTAL							$(26,069,847)	$(17,334,288)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Citibank NA	People’s Republic of China, 4.250% 10/28/17	$518,290	(1.000)%	03/20/19	0.212%	$(883,879)	$(6,281,406)
Bank of America Securities LLC	People’s Republic of China, 4.250% 10/28/17	13,180	(1.000)	03/20/19	0.212	(8,565)	(211,931)
Barclays Bank PLC	People’s Republic of China, 4.250% 10/28/17	98,670	(1.000)	03/20/19	0.212	(113,712)	(1,250,387)
Citibank NA	People’s Republic of China, 4.250% 10/28/17	1,072,530	(1.000)	06/20/19	0.240	(2,268,358)	(14,045,527)
JPMorgan Securities, Inc.	People’s Republic of China, 4.250% 10/28/17	66,660	(1.000)	03/20/19	0.212	(107,858)	(813,707)
	People’s Republic of China, 4.250% 10/28/17	24,020	(1.000)	06/20/19	0.240	(55,529)	(309,831)
Barclays Bank PLC	People’s Republic of China, 7.500%, 10/28/27	10,330	(1.000)	06/20/21	0.511	37,189	(234,787)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased: (continued)
JPMorgan Securities, Inc.	People’s Republic of China, 7.500%, 10/28/27	$3,640	(1.000)%	06/20/21	0.511%	$15,032	$(84,660)
Deutsche Bank AG	People’s Republic of China, 7.500%, 10/28/27	11,160	(1.000)	06/20/21	0.511	33,630	(247,106)
Citibank NA	People’s Republic of China, 7.500%, 10/28/27	2,060	(1.000)	06/20/21	0.511	15,927	(55,332)
UBS AG (London)	People’s Republic of China, 7.500%, 10/28/27	5,910	(1.000)	06/20/21	0.511	23,677	(136,727)

TOTAL						$(3,312,446)	$(23,671,401)

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
CDX Emerging Markets Index 27	$1,272,880	(1.000)%	06/20/22	2.014%	$63,017,144	$(5,163,641)
CDX North America High Yield Index 28	614,800	(5.000)	06/20/22	3.390	(40,204,130)	(3,135,744)

TOTAL					$22,813,014	$(8,299,385)

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Credit Suisse International (London)	$19,112	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	$28,708	$(38,997)
JPMorgan Securities, Inc.	19,307	Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	53,876	33,280

TOTAL					$82,584	$(5,717)

#	The Fund pays/receives annual coupon payments in accordance with the swap contracts. On the termination date of the contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,898,884,893

Gross unrealized gain	170,940,839
Gross unrealized loss	(257,928,514)

Net unrealized security loss	$(86,987,675)

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) define the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For Financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

Options — Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM and GSAMI did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2017:

BOND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$156,817,960	$—
Mortgage-Backed Obligations	—	193,601,920	1,073,798
U.S. Treasury Obligations and/or Other U.S. Government Agencies	130,842,748	9,266,698	—
Asset-Backed Securities	—	105,325,681	—
Foreign Debt Obligations	—	8,926,484	—
Structured Notes	—	5,702,303	—
Municipal Debt Obligations	—	5,784,224	—
Government Guarantee Obligations	—	5,467,501	—
Common Stock and/or Other Equity Investments(a)
North America	—	568,911	—
Investment Company	28,920,801	—	—
Short-term Investments	—	28,833,616	—
Total	$159,763,549	$520,295,298	$1,073,798
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(998,672)	$—

Derivative Type
Assets
Options Purchased	$—	$12,299	$—
Forward Foreign Currency Exchange Contracts(b)	—	3,789,949	—
Futures Contracts(b)	308,439	—	—
Interest Rate Swap Contracts(b)	—	2,213,694	—
Credit Default Swap Contracts(b)	—	519	—
Total	$308,439	$6,016,461	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,044,286)	$—
Futures Contracts	(342,649)	—	—
Interest Rate Swap Contracts	—	(3,000,696)	—
Credit Default Swap Contracts	—	(417,218)	—
Total	$(342,649)	$(6,462,200)	$—

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$341,825,640	$—
Mortgage-Backed Obligations	—	279,645,477	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	186,120,380	36,312,884	—
Asset-Backed Securities	—	143,651,041	—
Foreign Debt Obligations	—	8,912,514	—
Municipal Debt Obligations	—	9,259,840	—
Government Guarantee Obligations	—	27,439,861	—
Investment Company	43,055,912	—	—
Short-term Investments	—	37,602,075	—
Total	$229,176,292	$884,649,332	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(12,171,797)	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$3,167,218	$—
Futures Contracts	264,978	—	—
Interest Rate Swap Contracts	—	1,615,261	—
Total	$264,978	$4,782,479	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,815,815)	$—
Futures Contracts	(473,989)	—	—
Interest Rate Swap Contracts	—	(1,960,680)	—
Total	$(473,989)	$(4,776,495)	$—

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$294,650,289	$48,902,908	$—
Corporate Obligations	—	137,589,708	—
Foreign Debt Obligations	—	16,049,850	—
Asset-Backed Securities	—	153,590,804	—
Mortgage-Backed Obligations	—	131,352,499	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	19,552,944	2,605,230	—
Government Guarantee Obligations	—	12,471,730	—
Investment Company	12,463,338	—	—
Total	$326,666,571	$502,562,729	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(1,072,500)	$—

Derivative Type
Assets
Options Purchased	$—	$12,900	$—
Forward Foreign Currency Exchange Contracts(b)	—	6,861,606	—
Futures Contracts(b)	890,063	—	—
Interest Rate Swap Contracts(b)	—	2,555,297	—
Total	$890,063	$9,429,803	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(6,433,167)	$—
Futures Contracts	(1,565,742)	—	—
Interest Rate Swap Contracts	—	(3,680,346)	—
Credit Default Swap Contracts	—	(641,211)	—
Total	$(1,565,742)	$(10,754,724)	$—

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$78,930,986	$89,754,779
Corporate Obligations	—	683,289,951	—
Mortgage-Backed Obligations	—	867,454,084	51,452,833
U.S. Treasury Obligations and/or Other U.S. Government Agencies	492,609,204	46,423,933	—
Asset-Backed Securities	—	2,215,642,673	—
Foreign Debt Obligations	1,613,863,538	362,549,658	—
Structured Notes	—	125,400,706	—
Municipal Debt Obligations	—	78,736,278	—
Common Stock and/or Other Equity Investments(a)
North America	—	69,008,382	—
Investment Company	102,375	—	—
Short-term Investments	—	36,326,530	—
Total	$2,106,575,117	$4,563,763,181	$141,207,612

Derivative Type
Assets
Options Purchased	$—	$351,308	$—
Forward Foreign Currency Exchange Contracts(b)	—	158,323,027	—
Futures Contracts(b)	14,108,739	—	—
Interest Rate Swap Contracts(b)	—	80,230,174	—
Total Return Swap Contracts(b)	—	33,280	—
Total	$14,108,739	$238,937,789	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(134,103,941)	$—
Futures Contracts	(21,242,203)	—	—
Interest Rate Swap Contracts	—	(96,170,998)	—
Credit Default Swap Contracts	—	(31,970,786)	—
Total Return Swap Contracts	—	(38,997)	—
Total	$(21,242,203)	$(262,284,722)	$—

The following is a reconciliation of Level 3 investments for the period ended June 30, 2017:

	Bank Loans	Collateralized Mortgage Obligations	Corporate Bonds	Other Asset Backed
Beginning Balance as of April 1, 2017	$57,319,558	$52,441,925	$—	$34,550,000
Realized gain (loss)	39,904	335,368	(79,235)	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	(1,357,786)	3,667,151	196,127	—
Purchases	230,796	—	—	—
Sales	(1,374,885)	(4,991,611)	(62,394)	—
Amortization	308,398	—	(54,498)	—
Transfers into Level 3	34,588,794	—	—	—
Transfers out of Level 3	—	—	—	(34,550,000)
Ending Balance as of June 30, 2017	$89,754,779	$51,452,833	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

Transfers of the above investments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those investments.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Loan-Related Investments Risk – In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk— Global Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 96.9%
Alabama – 2.9%
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)(a)
$2,500,000	5.750%	10/01/20	$ 2,853,950
Black Belt Energy Gas District RB Series 2016 A (NR/A1)(b)
5,000,000	4.000	06/01/21	5,400,950
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	576,581
100,000	5.000	11/15/21	100,295
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
150,000	5.000	10/01/24	171,367
150,000	5.000	10/01/25	171,860
725,000	5.000	10/01/30	783,522
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
700,000	5.000	10/01/44	784,714
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/21	1,093,120
13,500,000	6.000	10/01/42	15,851,565
6,900,000	6.500	10/01/53	8,293,179

			36,081,103

Alaska – 0.3%
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(c)
37,350,000	0.000	06/01/46	3,660,674

Arizona – 2.2%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
12,925,000	1.579	01/01/37	11,206,104
Arizona State University System RB Refunding Series 2015 B (AA/Aa3)
3,000,000	5.000	07/01/19	3,228,000
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/30	8,419,390
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
2,200,000	7.250	02/01/40	2,379,322
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A-2 (AMT) (A-/NR)(b)
1,410,000	1.600	03/01/18	1,410,635

			26,643,451

Arkansas – 0.6%
Arkansas State Development Finance Authority Hospital RB Refunding for Washington Regional Medical Center Series 2015 B (NR/A3)
770,000	3.000	02/01/18	777,969
1,845,000	3.000	02/01/19	1,890,369
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (AA+/NR)
340,000	5.500	07/01/23	346,729
City of Little Rock Sewer RB Refunding Series 2015 (NR/Aa3)
1,000,000	4.000	04/01/21	1,093,540

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Arkansas – (continued)
Pulaski County Little Rock School District GO Refunding Bonds (ST AID WITHHLDG) (NR/Aa2)
$3,335,000	3.000%	02/01/23	$ 3,472,735

			7,581,342

California – 13.4%
Alameda Corridor Transportation Authority RB Refunding Second Subordinate Lien Series 2016 B (AGM) (AA/A2)
2,000,000	3.000	10/01/34	1,842,180
Alameda County Oakland Unified School District GO Refunding Bonds Series 2015 (AA-/NR)
1,500,000	5.000	08/01/19	1,619,355
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series B (AGM) (AA/Aa2)(c)
1,000,000	0.000	08/01/37	457,910
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
875,000	4.000	09/01/24	937,326
745,000	4.000	09/01/25	795,720
535,000	4.000	09/01/26	567,400
590,000	4.000	09/01/27	619,996
575,000	4.000	09/01/28	598,701
465,000	4.000	09/01/29	479,745
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(c)
31,220,000	0.000	06/01/55	2,309,343
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (AA-/Aa2)(a)
5,000,000	5.000	11/01/19	5,452,500
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A+/A1)
500,000	5.000	02/01/42	560,965
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA-/Aa3)(a)
1,000,000	6.500	10/01/18	1,067,890
California Municipal Finance Authority RB for California Baptist University Series 2016 A (NR/NR)(e)
650,000	5.000	11/01/46	670,481
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/Baa1)
1,300,000	5.000	02/01/34	1,480,050
1,150,000	5.000	02/01/35	1,305,238
450,000	5.000	02/01/42	504,477
1,450,000	5.000	02/01/47	1,618,157
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/35	429,100
California State Various Purpose GO Bonds Series 2009 (AA-/Aa3)
5,000,000	5.250	10/01/25	5,448,850
5,000,000	6.500	04/01/33	5,464,750
2,750,000	6.000	04/01/38	2,978,058
California State Various Purpose GO Bonds Series 2010 (AA-/Aa3)
1,250,000	6.000	03/01/33	1,405,825
1,500,000	5.500	03/01/40	1,657,500
California State Various Purpose GO Bonds Series 2017 (AA-/Aa3)
1,500,000	5.000	08/01/46	1,737,930

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
$345,000	5.000%	09/01/30	$ 377,064
375,000	5.000	09/01/37	405,593
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (AA-/NR)(a)
1,435,000	5.750	08/15/18	1,511,069
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,269,020
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB/NR)(e)
1,725,000	5.000	12/01/31	1,911,662
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA/A2)
15,000	5.250	10/01/19	15,041
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(c)
3,500,000	0.000	06/01/34	1,911,735
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
250,000	3.000	08/01/33	241,915
260,000	3.000	08/01/34	249,220
275,000	3.125	08/01/35	268,120
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Subseries B-3 (BBB-/Ba1)(b)
675,000	5.500	01/15/23	769,034
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/32	564,450
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(c)
18,000,000	0.000	06/01/47	2,501,280
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(c)
19,500,000	0.000	06/01/47	2,379,390
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
10,000,000	5.000	06/01/45	11,314,900
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B/B3)
3,915,000	5.300	06/01/37	3,984,021
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/25	774,442
650,000	5.000	09/01/26	776,315
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/25	571,896
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/26	513,562
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/25	200,500
175,000	4.000	09/01/26	194,686

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
$3,000,000	3.500%	09/01/35	$ 2,936,640
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA+/Aa1)(a)
5,000,000	5.250	08/01/20	5,616,500
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(c)
2,000,000	0.000	08/01/37	928,520
4,500,000	0.000	08/01/38	2,002,545
4,500,000	0.000	08/01/39	1,914,570
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A+/NR)(c)
1,205,000	0.000	08/01/26	940,611
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/39	2,479,855
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,500,000	6.125	11/01/29	4,485,845
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa2)(f)
5,000,000	0.000	08/01/35	4,571,950
Ontario Redevelopment Financing Authority Lease RB for Capital Projects Series 2007 (AMBAC) (AA-/WR)
1,110,000	5.250	08/01/22	1,113,386
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)(a)
2,500,000	6.750	11/01/19	2,823,175
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(c)
2,150,000	0.000	08/01/31	1,252,074
4,150,000	0.000	08/01/32	2,291,547
3,500,000	0.000	08/01/33	1,837,570
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(f)
6,450,000	0.000	08/01/38	7,740,710
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000	05/01/31	4,449,320
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000	09/01/23	634,580
320,000	4.000	09/01/24	345,155
400,000	4.000	09/01/25	429,324
490,000	4.000	09/01/26	525,300
305,000	4.000	09/01/27	324,218
500,000	4.000	09/01/28	527,440
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
5,080,000	5.000	09/01/27	5,323,992
1,000,000	5.375	09/01/31	1,073,880
485,000	5.250	09/01/34	513,392
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/25	871,283
1,000,000	5.000	09/01/27	1,171,030
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Series 2017 (NR/NR)
1,075,000	5.000	09/01/26	1,254,353

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(d)
$5,000,000	1.335%	12/01/35	$ 4,464,500
San Diego County Water Authority COPS Series 2008 A (AGM) (AA/Aa2)(a)
830,000	5.000	05/01/18	857,714
San Diego County Water Authority COPS Series 2008 A (AGM) (AAA/Aa2)(a)
4,170,000	5.000	05/01/18	4,309,236
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(c)
5,000,000	0.000	07/01/39	2,143,400
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500	05/01/28	2,371,800
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/33	1,165,530
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (A/A3)(c)
1,605,000	0.000	01/15/26	1,162,469
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (BBB/NR)
1,000,000	5.000	01/15/29	1,151,260
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A2)
2,735,000	5.000	08/01/25	3,357,322
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
1,650,000	5.375	06/01/38	1,649,967
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(d)
5,000,000	1.532	05/15/43	4,220,500
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (A/A3)
725,000	5.250	09/01/19	725,609
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (AA-/A3)(c)
1,175,000	0.000	08/01/25	953,148

			164,625,582

Colorado – 2.9%
Adams County School District No. 1 GO Bonds for Mapleton Public Schools Series 2017 (ST AID WITHHLDG) (NR/Aa2)
7,235,000	5.250	12/01/40	8,579,480
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
1,295,000	4.500	12/01/29	1,314,503
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)
4,000,000	5.000	12/01/29	4,288,840
500,000	5.000	12/01/47	503,045
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Project Series 2016 (NR/NR)
200,000	4.000	01/01/18	202,022
200,000	4.000	01/01/19	205,206
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
625,000	4.000	12/01/19	657,487

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
$500,000	3.500%	12/01/21	$ 507,640
500,000	4.500	12/01/27	521,665
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/29	5,915,300
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(d)
5,000,000	1.905	12/01/33	4,437,150
Dominion Water & Sanitation District Tap Fee RB Series 2016 (NR/NR)
500,000	5.750	12/01/36	516,985
2,500,000	6.000	12/01/46	2,591,075
E-470 Public Highway Authority RB Series 2010 A (A-/A3)(c)
6,000,000	0.000	09/01/40	2,271,300
E-470 Public Highway Authority Senior RB Series 2017 B (A-/A3)(b)
2,000,000	1.870	09/01/21	2,016,660
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
500,000	4.375	12/01/31	472,590
500,000	5.000	12/01/46	482,805

			35,483,753

Connecticut – 1.3%
Connecticut State GO Refunding Bonds Series 2017 B (A+/A1)
5,000,000	5.000	04/15/28	5,914,650
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa2)
5,540,000	5.000	11/01/26	6,523,516
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(e)
3,840,000	7.000	02/01/45	4,021,171

			16,459,337

Delaware – 0.7%
New Castle County Delaware GO Bonds Series 2015 (AAA/Aaa)
5,000,000	5.000	10/01/26	6,172,150
University of Delaware RB Series 2015 (AA+/Aa1)
1,805,000	5.000	11/01/33	2,111,074

			8,283,224

District of Columbia – 1.9%
District of Columbia GO Bonds Series 2007 A (NATL-RE) (AA/Aa1)
10,080,000	3.000	06/01/30	10,083,528
District of Columbia GO Refunding Bonds Series 2017 A (AA/Aa1)
1,300,000	4.000	06/01/37	1,386,502
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
885,000	6.500	05/15/33	1,012,298
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AAA/Aa1)(a)
5,000,000	6.000	10/01/18	5,308,850
District of Columbia Water & Sewer Authority RB Refunding Public Utility Subordinate Lien Series 2016 A (AA+/Aa2)
5,000,000	5.000	10/01/36	5,813,350

			23,604,528

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – 12.3%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB-/NR)
$360,000	2.500%	05/01/24	$ 344,664
370,000	3.000	05/01/25	359,903
380,000	3.000	05/01/26	364,283
395,000	3.125	05/01/27	376,427
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
395,000	4.250	05/01/27	372,797
410,000	4.750	05/01/36	372,854
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A/NR)
455,000	5.000	05/01/19	476,239
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
210,000	5.000	05/01/28	210,815
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
605,000	5.375	05/01/28	599,331
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
175,000	2.250	05/01/22	172,396
175,000	2.500	05/01/23	171,826
180,000	2.500	05/01/24	173,511
185,000	3.000	05/01/25	182,580
195,000	3.000	05/01/26	189,965
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
100,000	4.500	11/01/25	102,131
185,000	5.000	11/01/36	189,068
320,000	5.000	11/01/48	319,475
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
495,000	4.250	05/01/29	524,591
490,000	4.500	05/01/35	509,154
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
135,000	2.500	05/01/23	132,551
140,000	2.750	05/01/24	137,090
145,000	3.000	05/01/25	143,103
Bellagio Community Development District Special Assessment Bond Series 2016 (BBB-/NR)
160,000	2.500	11/01/22	157,173
160,000	2.750	11/01/23	157,073
170,000	3.000	11/01/25	165,104
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
235,000	2.500	05/01/23	229,132
245,000	2.500	05/01/24	234,852
250,000	3.000	05/01/25	244,522
255,000	3.000	05/01/26	245,953
535,000	4.250	05/01/37	540,650
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(e)
1,250,000	5.500	10/01/36	1,219,475
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A/A1)
1,000,000	4.000	10/01/34	1,042,010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
$15,000,000	5.000%	10/01/42	$ 17,540,100
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
790,000	5.375	05/01/36	790,047
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB-/NR)
880,000	2.375	05/01/23	850,626
900,000	2.500	05/01/24	861,660
925,000	2.750	05/01/25	883,995
920,000	3.000	05/01/26	881,949
985,000	3.200	05/01/27	944,723
1,015,000	3.250	05/01/28	964,950
1,500,000	3.750	05/01/46	1,308,315
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/23	129,202
133,000	3.250	05/01/24	133,563
138,000	3.500	05/01/25	139,693
143,000	3.625	05/01/26	144,666
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
195,000	2.875	05/01/21	199,649
200,000	3.000	05/01/22	204,784
205,000	3.250	05/01/23	210,695
210,000	3.375	05/01/24	215,080
220,000	3.500	05/01/25	226,371
215,000	4.125	05/01/35	222,692
Crossings at Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (A/A3)(a)
125,000	4.750	10/01/17	126,130
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
2,025,000	4.000	05/01/24	2,129,854
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
700,000	3.750	05/01/34	707,434
965,000	4.000	05/01/37	991,016
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)(a)
1,000,000	6.250	10/01/19	1,112,480
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
1,000,000	4.250	05/01/26	1,020,980
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
920,000	5.000	11/15/36	950,581
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
2,050,000	5.000	10/01/21	2,334,315
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
370,000	3.375	05/01/21	365,741
550,000	3.875	05/01/26	534,540

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)(e)(g)
$265,000	4.000%	05/01/24	$ 279,644
265,000	4.000	05/01/25	279,681
140,000	4.000	05/01/26	146,978
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)(g)
215,000	4.000	05/01/24	232,400
225,000	4.000	05/01/25	243,385
235,000	4.000	05/01/26	253,273
240,000	4.000	05/01/27	259,157
250,000	4.000	05/01/28	267,875
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/23	597,560
605,000	3.500	05/01/24	616,767
630,000	3.625	05/01/25	643,117
650,000	3.750	05/01/26	662,350
1,000,000	4.200	05/01/31	1,031,960
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,225,000	4.250	05/01/31	1,229,410
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
305,000	4.250	11/01/22	307,583
475,000	4.875	11/01/27	483,161
1,100,000	5.375	11/01/37	1,119,536
1,000,000	5.500	11/01/47	1,015,660
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
115,000	4.875	11/01/27	116,940
500,000	5.500	11/01/47	507,830
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(e)
635,000	3.650	05/01/22	637,242
520,000	4.300	05/01/27	522,756
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,850,000	4.250	05/01/25	1,866,724
1,710,000	4.875	05/01/35	1,727,049
985,000	4.875	05/01/45	965,093
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
500,000	4.000	05/01/22	503,120
940,000	4.625	05/01/27	950,838
1,000,000	5.250	05/01/37	1,015,260
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
450,000	4.000	05/01/21	454,927
235,000	4.250	05/01/26	236,532
5,190,000	5.000	05/01/36	5,277,296
5,160,000	5.125	05/01/46	5,132,704
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(h)
1,185,000	5.375	05/01/30	1,180,023
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A-/NR)
750,000	4.450	05/01/30	801,480

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/A1)
$1,200,000	6.000%	02/01/30	$ 1,377,060
1,500,000	6.000	02/01/31	1,720,755
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A+/A1)(e)
9,500,000	5.000	03/01/30	10,825,060
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
250,000	4.000	11/01/23	255,822
250,000	4.750	11/01/27	261,898
850,000	5.125	11/01/39	887,706
2,350,000	5.250	11/01/49	2,480,519
Miami-Dade County Aviation RB for Miami International Airport Series 2007 A (AMT) (NATL-RE) (A/A2)
5,000,000	5.000	10/01/39	5,036,600
Miromar Lakes Community Development District Capital Impovement RB Refunding Series 2015 (NR/NR)
615,000	3.500	05/01/20	618,057
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/40	1,386,500
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/37	3,365,121
3,500,000	6.000	11/01/47	3,583,475
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
520,000	2.500	05/01/22	517,416
530,000	2.750	05/01/23	523,799
350,000	3.750	05/01/31	351,530
1,045,000	4.000	05/01/36	1,045,637
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/33	1,350,655
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
800,000	4.250	11/01/25	806,296
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
890,000	4.000	05/01/35	887,072
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
425,000	3.000	05/01/23	425,668
435,000	3.250	05/01/24	436,840
450,000	3.450	05/01/25	453,987
465,000	3.625	05/01/26	470,417
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
350,000	2.500	11/01/23	338,408
355,000	2.750	11/01/24	342,387
370,000	3.000	11/01/25	359,344
585,000	4.250	11/01/37	589,001
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (NR/Aa3)(a)
2,000,000	6.500	11/15/19	2,241,240
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/23	265,281
275,000	2.500	05/01/24	272,946
280,000	3.000	05/01/25	282,525
290,000	3.000	05/01/26	287,106

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
$190,000	2.500%	05/01/23	$ 186,553
190,000	2.500	05/01/24	183,150
200,000	3.000	05/01/25	197,384
205,000	3.000	05/01/26	199,707
1,135,000	3.500	05/01/31	1,098,612
1,370,000	4.000	05/01/36	1,357,410
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A/A3)
305,000	4.500	05/01/18	313,305
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
220,000	3.625	05/01/21	223,267
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (BBB/NR)
205,000	3.000	05/01/27	194,896
215,000	3.125	05/01/28	204,422
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
350,000	3.625	11/01/20	350,206
530,000	4.375	11/01/25	531,299
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (BBB/NR)
1,000,000	4.250	05/01/31	1,037,250
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB-/NR)
365,000	2.125	05/01/22	354,119
375,000	2.250	05/01/23	360,071
380,000	2.500	05/01/24	363,808
390,000	2.625	05/01/25	369,389
405,000	3.000	05/01/26	388,249
415,000	3.125	05/01/27	395,491
430,000	3.250	05/01/28	408,797
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,570,000	3.750	05/01/26	1,516,055
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(e)
345,000	3.250	05/01/24	346,459
360,000	3.500	05/01/25	364,417
370,000	3.625	05/01/26	374,311
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
750,000	4.750	11/01/25	738,315
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A+/NR)
500,000	4.250	05/01/30	529,895
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
360,000	4.000	05/01/26	387,414
355,000	4.000	05/01/27	380,305
365,000	4.000	05/01/28	387,210
380,000	4.000	05/01/29	398,886
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
2,000,000	3.500	05/01/32	2,011,520
2,385,000	4.000	05/01/37	2,437,446

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
$220,000	2.750%	11/01/24	$ 215,270
225,000	3.000	11/01/25	220,439
230,000	3.200	11/01/26	224,903
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
795,000	5.500	05/01/34	823,707
925,000	5.750	05/01/44	968,947
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/31	2,200,912
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,420,000	5.500	11/01/45	2,451,775
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/36	132,948
250,000	5.000	05/01/47	246,550
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,470,000	4.500	05/01/36	1,481,951

			150,954,988

Georgia – 1.2%
Atlanta Airport RB Refunding Series 2012 C (AMT) (AA-/Aa3)
1,250,000	5.000	01/01/27	1,386,875
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2008 (A-/A3)(b)
3,500,000	1.650	06/18/21	3,418,450
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
700,000	5.000	03/01/27	756,868
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/Aa2)
4,075,000	5.250	07/01/36	4,378,750
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(d)
5,200,000	1.419	10/01/33	4,505,072

			14,446,015

Guam – 1.6%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (A/NR)
3,000,000	5.000	11/15/22	3,357,690
Guam Government Business Privilege Tax RB Series 2012 B-1 (A/NR)
2,980,000	5.000	01/01/29	3,154,926
Guam Government Limited Obligation RB Section 30 Series 2009 A (BBB+/NR)(a)
850,000	5.625	12/01/19	939,454
750,000	5.750	12/01/19	831,143
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
2,755,000	5.000	12/01/25	3,167,864
2,255,000	5.000	12/01/26	2,594,445
2,000,000	5.000	12/01/27	2,271,340
Guam Power Authority RB 2014 Series A (AGM) (AA/A2)
325,000	5.000	10/01/39	359,479
250,000	5.000	10/01/44	274,985

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Guam – (continued)
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
$1,500,000	5.000%	10/01/24	$ 1,697,295
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000	5.000	01/01/46	1,103,048

			19,751,669

Hawaii – 0.4%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa2)
5,025,000	4.000	03/01/37	5,024,799

Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A-/A3)
1,000,000	6.750	11/01/37	1,066,260
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BB/Ba1)
2,000,000	2.750	10/01/24	1,927,140

			2,993,400

Illinois – 8.9%
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
3,550,000	6.000	04/01/46	3,728,494
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE FGIC) (A/A3)(c)
1,895,000	0.000	12/01/26	1,228,851
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (A/A3)(c)
2,720,000	0.000	12/01/29	1,456,478
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(c)
510,000	0.000	01/01/31	213,001
Chicago Illinois Board of Education GO Bonds Series 2015 C (B/NR)
2,500,000	6.000	12/01/35	2,189,575
Chicago Illinois Board of Education GO Refunding Bonds Series 2015 A (B/NR)(d)
4,710,000	9.000	03/01/32	4,710,000
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (B/B3)
2,300,000	6.038	12/01/29	1,757,338
2,500,000	6.138	12/01/39	1,858,475
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (B/NR)
4,960,000	7.000	12/01/44	4,716,861
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (B/NR)
7,125,000	6.500	12/01/46	6,414,709
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(c)
750,000	0.000	01/01/32	290,737
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
300,000	5.500	01/01/37	295,767
2,720,000	5.500	01/01/40	2,675,174

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
$1,500,000	5.250%	01/01/33	$ 1,464,285
630,000	5.000	01/01/34	603,376
450,000	5.000	01/01/36	425,088
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
3,375,000	6.000	01/01/38	3,463,290
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
640,000	5.000	01/01/40	597,427
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
150,000	5.000	01/01/34	144,455
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/39	1,300,372
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (A/A3)
5,000,000	5.000	01/01/30	5,065,850
Chicago Illinois GO Refunding Bonds Series 2009 C (BBB+/Ba1)
675,000	5.000	01/01/40	630,099
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,545,000	5.000	01/01/24	2,574,471
4,435,000	5.000	01/01/25	4,467,996
1,200,000	5.000	01/01/38	1,123,992
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A/A3)
2,500,000	5.500	01/01/29	2,875,350
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
820,000	5.000	01/01/23	947,674
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
3,000,000	5.250	01/01/35	3,526,590
Chicago Illinois Sales Tax Refunding Series 2002 (AA/NR)
1,000,000	5.000	01/01/25	1,102,180
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A/NR)
1,135,000	5.000	06/01/20	1,225,198
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
475,000	5.250	01/01/42	539,144
1,330,000	4.000	01/01/52	1,333,126
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
600,000	5.000	11/01/29	675,588
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,500,000	5.000	11/01/26	1,729,080
Illinois Finance Authority RB for Edward Hospital Obligated Group RMKT 04/09/08 Series 2008 A (AMBAC) (A/WR)(a)
350,000	6.250	02/01/18	360,549
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,425,000	4.000	05/15/27	1,478,580
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/27	4,611,818
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
1,505,000	5.000	03/01/21	1,562,341
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,000,000	5.500	07/01/24	5,292,050
5,500,000	5.250	07/01/28	5,613,080
5,120,000	5.500	07/01/38	5,317,990

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
$3,950,000	4.000%	02/01/30	$ 4,054,319
1,185,000	4.000	02/01/31	1,203,842
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2002 A (NATL-RE) (A/A3)
2,000,000	5.700	06/15/24	2,281,340
Metropolitan Pier & Exposition Authority Refunding Bonds for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BB+/NR)
1,000,000	5.000	12/15/28	1,011,310
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,282,658
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(c)
6,000,000	0.000	12/01/25	4,587,540
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000	3.500	03/01/30	4,056,320

			110,063,828

Indiana – 0.3%
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 C (NATL-RE) (A/A3)
650,000	5.850	04/01/19	694,661
Whiting City Environmental Facilities RB for BP Products North America Inc. Project Series 2015 (AMT) (A-/A1)(b)
3,000,000	5.000	11/01/22	3,422,640

			4,117,301

Iowa – 0.1%
Coralville Iowa COPS Series 2016 E (BBB/NR)
300,000	4.000	06/01/19	312,174
460,000	4.000	06/01/20	485,148
500,000	4.000	06/01/21	531,930

			1,329,252

Kentucky – 1.4%
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
900,000	4.000	06/01/37	913,968
400,000	4.000	06/01/45	402,268
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
3,175,000	4.000	10/01/34	3,263,837
4,600,000	4.000	10/01/36	4,685,284
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(a)
3,750,000	6.125	02/01/18	3,861,450
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/26	3,672,781

			16,799,588

Louisiana – 1.5%
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA/A2)(a)
1,230,000	5.250	08/01/19	1,333,615

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
$900,000	2.750%	10/01/23	$ 937,764
670,000	5.000	10/01/23	785,984
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
2,125,000	3.375	09/01/28	2,131,099
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
1,625,000	3.500	06/01/30	1,629,079
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A-/A3)
965,000	4.000	05/15/42	961,941
3,000,000	5.000	05/15/46	3,322,200
New Orleans Aviation Board GARBs Series 2015 B (AMT) (A-/A3)
3,750,000	5.000	01/01/34	4,225,425
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A3)
1,000,000	5.000	01/01/48	1,127,940
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA/A3)(a)
1,350,000	6.000	01/01/19	1,448,077
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (AMT) (A-/A3)
500,000	5.000	04/01/30	545,155

			18,448,279

Maine – 0.2%
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,565,000	5.000	07/01/26	1,884,323

Maryland – 0.4%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/27	437,257
650,000	4.500	09/01/33	668,115
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/27	1,993,945
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
155,000	5.600	07/01/20	155,400
555,000	5.700	07/01/29	555,960
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,502,460

			5,313,137

Massachusetts – 0.9%
Massachusetts Bay Transportation Authority Sales Tax RB Refunding for Capital Appreciation Senior Series 2016 A (AA/Aa2)(c)
2,000,000	0.000	07/01/21	1,858,460
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)(a)
5,000,000	5.250	02/01/21	5,696,000
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/A1)
825,000	6.350	01/01/30	837,829

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (BBB/Baa2)(a)
$2,575,000	5.750%	07/01/18	$ 2,694,197
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (NR/NR)(a)
315,000	5.750	07/01/18	329,581

			11,416,067

Michigan – 2.2%
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA-/NR)
2,700,000	5.000	05/01/23	3,170,367
Michigan Finance Authority Hospital Project RB Refunding Ascension Senior Credit Series 2016 E-1 (AA+/Aa2)(b)
3,000,000	1.100	08/15/19	2,981,370
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (A/NR)
1,000,000	3.875	10/01/23	1,062,850
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (A-/A3)
1,000,000	5.000	07/01/34	1,110,560
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Department Sewage Disposal System Second Lien Local Project Series 2015 C (BBB+/Baa1)
1,945,000	5.000	07/01/33	2,132,537
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
400,000	5.000	07/01/35	450,352
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE FGIC) (A/A3)
650,000	5.000	07/01/36	717,158
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-1 (A-/A3)
1,000,000	5.000	07/01/44	1,070,910
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
325,000	5.000	07/01/32	369,421
250,000	5.000	07/01/33	283,152
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A-/A3)
1,000,000	5.000	07/01/29	1,143,380
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)
1,115,000	1.450	09/01/21	1,098,119
Michigan Tobacco Settlement Finance Authority Asset Backed RB Senior Series 2007 A (B-/NR)
570,000	6.000	06/01/48	552,074
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(c)
9,500,000	0.000	06/01/52	543,020

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Roseville Community School District GO Refunding Bonds (Q-SBLF) (AA-/NR)
$1,000,000	5.000%	05/01/20	$ 1,100,620
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA-/NR)
1,145,000	5.000	05/01/25	1,374,126
1,215,000	5.000	05/01/26	1,467,926
3,705,000	5.000	05/01/27	4,427,438
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA-/NR)
1,860,000	5.000	05/01/22	2,133,532

			27,188,912

Minnesota – 0.2%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A+/A2)(a)
1,500,000	6.750	11/15/18	1,614,555
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)(g)
500,000	5.000	05/01/47	546,970

			2,161,525

Mississippi – 0.3%
Jackson County Mississippi Pollution Control RB Refunding for Chevron USA, Inc. Project RMKT 11/01/99 Series 1993 (AA-/Aa2)(b)
2,000,000	0.960	07/03/17	2,000,000
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (AA/Aa2)(a)
1,095,000	5.375	10/01/19	1,197,076
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/35	1,076,160

			4,273,236

Missouri – 0.1%
Kirkwood Industrial Development Authority Retirement Community RB Refunding for Aberdeen Heights Series 2017 A (BB/NR)
1,230,000	5.000	05/15/18	1,262,497

Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
575,000	5.000	07/01/29	702,477

Nevada – 0.3%
Clark County School District Limited Tax GO Refunding Bonds Series 2015 B (AA-/A1)
1,000,000	5.000	06/15/18	1,036,430
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/25	1,312,782
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(b)
1,800,000	3.000	06/01/22	1,881,072

			4,230,284

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – 5.7%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
$300,000	5.000%	03/01/24	$ 338,052
250,000	5.000	03/01/26	283,362
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
500,000	5.000	07/01/32	551,180
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA+/A3)(a)
1,000,000	6.000	12/15/18	1,071,473
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 AA (BBB+/Baa1)
1,315,000	5.500	12/15/29	1,359,920
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (BBB+/Baa1)(a)
360,000	5.000	09/01/19	389,142
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,000,000	5.500	06/15/33	4,327,200
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Bonds Series 2009 AA (NR/Baa1)(a)
2,685,000	5.500	06/15/19	2,908,070
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
1,250,000	3.000	07/01/40	1,091,513
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (NR/Baa3)(a)
2,500,000	6.625	07/01/18	2,637,125
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA/A2)
1,835,000	6.125	06/01/30	1,891,114
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AA/Aa3)
30,000	6.150	10/01/23	30,117
New Jersey State Turnpike Authority RB Refunding Series 2000 B (NATL-RE) (A+/A2)(d)
6,300,000	1.523	01/01/30	5,780,016
New Jersey State Turnpike Authority RB Series 2009 G (A+/A2)
1,900,000	5.000	01/01/18	1,937,050
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(c)
19,675,000	0.000	12/15/35	8,504,912
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(c)
5,365,000	0.000	12/15/26	3,560,482
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-2 (A+/Baa1)
10,000,000	5.000	06/15/29	10,203,800
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
755,000	5.000	06/15/46	742,497
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (A/A3)(c)
4,675,000	0.000	12/15/27	3,113,831
5,000,000	0.000	12/15/31	2,685,750

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB+/Baa1)
$1,305,000	5.250%	12/15/22	$ 1,427,383
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (BBB+/Baa1)
1,000,000	5.000	06/15/42	1,017,130
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
2,475,000	5.000	06/15/20	2,627,683
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
6,515,000	5.500	06/15/41	6,793,125
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
3,500,000	5.000	06/15/31	3,566,080
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,000,000	2.000	08/01/22	1,020,380

			69,858,387

New Mexico – 0.4%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 A (BBB+/Baa2)(b)
1,200,000	5.200	06/01/20	1,309,164
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
2,500,000	5.900	06/01/40	2,745,350
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)(a)
1,000,000	5.250	06/01/18	1,038,460

			5,092,974

New York – 5.7%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
1,075,000	5.000	07/15/42	1,209,278
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
200,000	5.875	04/01/42	209,014
City of New Rochelle Corp. for Local Development RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/25	374,842
335,000	5.000	07/01/26	385,344
425,000	5.000	07/01/27	486,587
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (ST AID WITHHLDG) (AA/Aa2)(a)
9,000,000	5.750	05/01/18	9,353,970
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 (NR/Aaa)(d)(e)
7,500,000	1.650	01/25/33	7,507,852
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (AA-/A1)(b)
5,000,000	1.404	02/01/20	4,991,700
Metropolitan Transportation Authority RB Refunding Series 2016 C-2B (AA-/A1)(b)
3,250,000	5.000	02/15/20	3,531,125
New York City GO Bonds Fiscal 2014 Series 2013 D Subseries D3 (AA/Aa2)(b)
2,000,000	0.950	07/03/17	2,000,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2011 Subseries AA1 (AA+/Aa1)(b)
$2,000,000	0.950%	07/03/17	$ 2,000,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2016 Subseries E-4 (AAA/Aa1)(b)
2,000,000	0.950	07/03/17	2,000,000
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
1,000,000	3.500	02/15/48	1,015,230
New York Liberty Development Corporation RB for 3 World Trade Center Project Series 2014 (NR/NR)(e)
2,825,000	5.000	11/15/44	3,038,824
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AAA/Aa1)
1,400,000	5.000	02/15/27	1,724,520
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AAA/Aa1)
6,190,000	5.000	02/15/27	7,624,842
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A2)(d)
5,400,000	1.365	07/01/34	4,751,649
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
1,000,000	5.000	05/01/19	1,068,730
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AAA/Aa1)
5,000,000	5.000	03/15/31	5,876,750
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (BB-/NR)
2,200,000	5.000	08/01/20	2,370,962
2,405,000	5.000	08/01/21	2,646,005
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
700,000	5.000	07/01/41	759,829
700,000	5.000	07/01/46	755,342
1,750,000	5.250	01/01/50	1,915,078
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB/Baa2)
1,000,000	5.000	11/01/23	1,160,480
1,000,000	5.000	11/01/24	1,175,740

			69,933,693

North Carolina – 0.4%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,196,900
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ETM) (ASSURED GTY) (AA/A3)(a)
190,000	6.000	01/01/19	198,751
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Pennybyrn at Maryfield Series 2015 (NR/NR)
1,500,000	4.000	10/01/17	1,507,050
885,000	5.000	10/01/18	916,347
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/25	626,888

			5,445,936

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Ohio – 3.0%
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (NR/NR)(c)
$33,300,000	0.000%	06/01/47	$ 2,346,984
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
1,885,000	6.500	06/01/47	1,888,582
2,400,000	5.875	06/01/47	2,332,416
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
23,685,000	5.125	06/01/24	22,863,130
1,650,000	5.875	06/01/30	1,612,743
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa1)
1,700,000	6.250	06/01/37	1,718,411
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
275,000	5.000	11/01/20	297,765
285,000	5.000	11/01/21	312,155
400,000	5.000	11/01/22	441,532
420,000	5.000	11/01/23	464,696
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000	5.500	02/15/57	3,137,834

			37,416,248

Oklahoma – 0.1%
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(b)
1,500,000	5.000	06/01/25	1,620,765

Oregon – 1.5%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)(a)
1,500,000	8.250	01/01/19	1,655,055
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000	3.500	03/01/29	1,390,512
1,540,000	3.750	03/01/32	1,527,926
Oregon State Department of Transportation Highway User Tax RB Refunding Series 2015 A (AAA/Aa1)
3,140,000	5.000	11/15/25	3,856,234
Portland Oregon Community College District GO Refunding Bonds Series 2013 (AA/Aa1)
2,000,000	5.000	06/15/26	2,357,860
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
7,090,000	4.000	04/01/29	7,919,743

			18,707,330

Pennsylvania – 2.5%
Allentown Neighborhood Improvement Zone Development Authority Tax RB for Center Project Series 2017 (NR/Ba1)(e)(g)
1,600,000	5.000	05/01/32	1,690,160
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	08/01/25	1,190,500
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
855,000	3.000	07/01/19	868,552
1,155,000	5.000	07/01/20	1,246,233
900,000	5.000	07/01/22	994,185

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (A/A3)(a)
$2,000,000	7.500%	09/01/17	$ 2,020,100
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A1)
2,500,000	4.000	10/01/23	2,622,175
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (AMT) (BBB/NR)
750,000	5.000	06/30/42	835,463
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(b)
1,000,000	1.500	05/01/18	1,001,860
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(d)
1,685,000	1.369	07/01/27	1,627,828
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AA-/Aa3)
4,000,000	5.000	09/15/19	4,326,840
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM) (AA/Aa3)
4,000,000	5.000	09/15/25	4,845,240
Pennsylvania Turnpike Commission RB Series 2013 C (A/A1)
1,720,000	5.500	12/01/29	2,056,088
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/42	4,044,495
Scranton City GO Refunding Notes Series 2016 (BB/NR)
375,000	5.000	11/15/26	391,335
500,000	5.000	11/15/32	508,385
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB/NR)
300,000	5.000	11/15/21	311,268
450,000	5.000	11/15/28	458,604

			31,039,311

Puerto Rico – 3.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CC/Caa3)
3,635,000	6.125	07/01/24	3,057,944
2,000,000	6.000	07/01/38	1,615,000
2,500,000	6.000	07/01/44	2,012,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Caa3)
1,060,000	5.750	07/01/37	845,350
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Caa3)(h)
5,175,000	8.000	07/01/35	3,143,812
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2009 B (D/Caa3)(h)
3,000,000	6.500	07/01/37	1,826,250
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (D/Caa3)(h)
3,955,000	5.000	07/01/41	2,249,406
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (A/A3)
2,000,000	6.000	07/01/27	2,080,360
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (CC/C)
115,000	5.250	07/01/38	121,550

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (A/A3)
$185,000	5.250%	07/01/35	$ 196,921
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (A/A3)
1,600,000	5.250	07/01/33	1,713,040
Puerto Rico Commonwelath Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
2,050,000	5.250	07/01/33	2,280,953
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
10,075,000	1.289	07/01/29	8,009,625
Puerto Rico Electric Power Authority RB Series 2013 A (D/Caa3)
3,000,000	6.750	07/01/36	1,830,000
Puerto Rico Electric Power Authority RB Series 2016 E-1 (NR/NR)
590,915	10.000	01/01/21	620,461
Puerto Rico Electric Power Authority RB Series 2016 E-2 (NR/NR)
590,915	10.000	07/01/21	620,461
Puerto Rico Electric Power Authority RB Series 2016 E-3 (NR/NR)
196,972	10.000	01/01/22	206,821
Puerto Rico Electric Power Authority RB Series 2016 E-4 (NR/NR)
196,972	10.000	07/01/22	206,821
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (NR/Caa3)(b)
3,240,000	5.500	07/01/17	3,240,000
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (D/Ca)(h)
975,000	5.500	08/01/42	251,063
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (D/Ca)(h)
13,000,000	6.750	08/01/32	3,347,500
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (D/Ca)(c)(h)
7,000,000	0.000	08/01/35	509,880
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2009 A (D/Ca)(c)(h)
6,500,000	0.000	08/01/34	476,970
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2010 C (D/Ca)(c)(h)
1,400,000	0.000	08/01/37	91,630
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (D/Ca)(h)
5,805,000	5.000	08/01/24	1,494,787
3,950,000	6.500	08/01/44	1,017,125

			43,066,230

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/A1)
500,000	5.000	05/15/24	580,370

South Carolina – 0.3%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/25	1,577,030
1,570,000	4.000	05/01/26	1,757,584

			3,334,614

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (AA-/A1)
$500,000	5.500%	07/01/35	$ 518,450
300,000	5.250	07/01/38	309,204

			827,654

Tennessee – 0.5%
Bristol Industrial Development Board RB for The Pinnacle Project Series 2016 A (NR/NR)(e)
1,250,000	5.000	12/01/35	1,224,900
2,250,000	5.125	12/01/42	2,183,040
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(b)
1,000,000	4.850	06/01/25	1,000,090
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/40	450,848
700,000	5.000	07/01/46	784,945

			5,643,823

Texas – 9.3%
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (BBB+/Baa2)
250,000	5.000	01/01/40	279,663
435,000	5.000	01/01/46	482,545
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
250,000	4.200	09/01/27	237,465
575,000	4.800	09/01/37	526,298
650,000	5.250	09/01/46	587,314
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/25	1,563,363
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250	11/01/30	2,857,075
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(f)
2,500,000	0.000	10/01/46	2,252,550
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(d)
6,770,000	1.860	06/01/23	6,768,511
Houston Airport System RB Refunding for United Airlines, Inc. Series 2015 B-2 (AMT) (BB-/NR)
2,500,000	5.000	07/15/20	2,674,950
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	10,423,300
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A+/A1)(d)
3,650,000	2.440	07/01/32	3,394,107
Houston Airport System RB Tranche II Series 2000 P-2 (AMT) (AGM) (AA/A1)(d)
950,000	2.360	07/01/30	883,500
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
3,425,000	4.000	02/15/42	3,603,648

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
$700,000	5.000%	12/01/17	$ 706,860
1,550,000	5.000	12/01/18	1,598,282
1,545,000	5.000	12/01/19	1,621,941
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
455,000	3.000	09/01/23	469,205
280,000	3.000	09/01/24	287,815
505,000	3.000	09/01/25	515,635
530,000	4.000	09/01/26	578,786
560,000	4.000	09/01/27	608,250
490,000	4.000	09/01/28	526,108
Lamar Consolidated Independent School District Unlimited Tax Schoolhouse Bonds RMKT 08/15/16 Series 2014 A (PSF-GTD) (AAA/Aaa)(b)
1,500,000	1.050	08/15/18	1,500,090
Lower Neches Valley Authority Industrial Development Corp. RB Refunding for Exxonmobil Project Series 2012 (AA+/Aaa)(b)
2,000,000	0.900	07/03/17	2,000,000
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (A-/Baa1)
1,300,000	6.300	11/01/29	1,401,101
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (A/A3)
2,500,000	5.200	05/01/30	2,555,125
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for NCCD College Station Properties LLC, Texas A&M University Project Series 2015 A (BBB-/Baa3)
2,310,000	5.000	07/01/35	2,492,790
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (BBB-/NR)
1,000,000	5.000	04/01/39	1,055,050
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Baa3)
645,000	4.000	04/01/22	692,117
320,000	4.000	04/01/23	341,958
275,000	4.000	04/01/24	294,247
365,000	4.000	04/01/25	386,393
375,000	4.000	04/01/26	394,763
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
250,000	5.000	04/01/30	275,565
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA+/NR)(f)
1,000,000	0.000	09/01/43	1,063,920
North Texas Tollway Authority RB First Tier Series 2009 A (A/A1)
205,000	6.250	01/01/39	219,006
North Texas Tollway Authority RB First Tier Series 2009 A (A/NR)
470,000	6.250	01/01/24	504,926
North Texas Tollway Authority RB First Tier Series 2009 A (NR/NR)(a)
2,925,000	6.250	01/01/19	3,141,479

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority RB First Tier Series 2016 A (A/A1)
$615,000	5.750%	01/01/40	$ 627,915
North Texas Tollway Authority RB Special Project System Series 2011 A (AA+/NR)
1,000,000	5.500	09/01/41	1,156,500
1,000,000	6.000	09/01/41	1,180,940
North Texas Tollway Authority System RB Refunding First Tier Series 2008 A (NR/A1)(a)
1,890,000	5.750	01/01/18	1,934,169
North Texas Tollway Authority System RB Refunding First Tier Series 2008 A (NR/NR)(a)
2,495,000	5.750	01/01/18	2,552,684
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A/A1)
1,500,000	5.000	01/01/22	1,719,915
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A/A1)
6,000,000	6.500	01/01/43	7,517,520
Port of Houston Authority Harris County Unlimited Tax GO Refunding Bonds Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,180,780
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	2,847,718
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,000,000	4.000	05/15/18	2,030,220
2,375,000	4.000	05/15/19	2,442,284
2,475,000	5.000	05/15/20	2,636,122
2,100,000	5.000	05/15/21	2,268,588
2,730,000	5.000	05/15/22	2,977,611
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (BBB+/Baa1)
4,950,000	6.250	12/15/26	6,045,237
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
8,505,000	6.875	12/31/39	9,450,841
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
1,380,000	5.000	08/15/42	1,515,599

			113,850,344

Utah – 0.5%
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
2,650,000	5.000	07/01/47	3,023,332
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AAA/Aa2)
3,065,000	4.000	06/15/34	3,248,961

			6,272,293

Virgin Islands – 0.8%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (B/Caa1)
1,000,000	5.000	10/01/20	887,550
275,000	5.000	10/01/25	231,687
1,410,000	5.000	10/01/29	1,179,113
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (B/Caa1)
700,000	5.000	10/01/32	578,375

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B-/NR)
$1,450,000	5.000%	10/01/39	$ 1,058,500
Virgin Islands Public Finance Authority RB Series 2014 A (AGM) (AA/A2)
5,000,000	5.000	10/01/34	5,272,900

			9,208,125

Virginia – 1.7%
Amelia County IDA Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)
2,500,000	2.125	04/01/20	2,526,250
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB/NR)
1,250,000	4.000	10/01/42	1,267,312
Newport News Economic Development Authority Residential Care Facilities RB Refunding For Lifespire of Virginia Series 2016 (NR/NR)
450,000	2.000	12/01/18	450,680
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(c)
94,865,000	0.000	06/01/47	8,957,153
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
2,285,000	5.000	05/15/23	2,716,362
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/Aa3)(a)
2,750,000	5.000	07/01/25	3,353,873
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB/NR)
750,000	5.500	01/01/42	822,758
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,076,120

			21,170,508

Washington – 0.7%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(e)(i)
700,000	14.048	01/01/23	920,500
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(e)(i)
730,000	14.053	01/01/24	959,191
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/29	2,905,800
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(a)
250,000	6.000	08/15/19	275,070
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(a)
250,000	6.000	08/15/19	275,070
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,011,760

			8,347,391

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
West Virginia – 0.3%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2011 A (AMT) (A-/Baa1)(b)
$2,375,000	1.700%	09/01/20	$ 2,353,316
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A/A2)(a)
1,000,000	5.500	06/01/19	1,081,430

			3,434,746

Wisconsin – 1.1%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
1,000,000	4.300	11/01/30	1,019,820
Public Finance Authority Limited Obligation RB for American Dream @ Meadowlands Project Series 2017 (NR/NR)(e)
2,150,000	7.000	12/01/50	2,250,039
Public Finance Authority Pass-Through RB for Natgasoline LLC Series 2016 (NR/NR)(e)
4,200,000	10.000	06/30/21	4,215,246
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB/NR)
2,000,000	5.250	07/01/28	2,168,380
Public Finance Authority Senior Living RB Refunding for Mary’s Woods at Marylhurst Project Series 2017 B-3 (BB/NR)(e)
1,900,000	3.000	11/15/22	1,906,004
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
355,000	5.125	05/15/29	355,980
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	100,258
Wisconsin State Health & Educational Facilities Authority RB Refunding for Fort Healthcare, Inc. Series 2014 (BBB+/NR)
375,000	4.000	05/01/18	381,056
285,000	4.000	05/01/19	294,300
410,000	5.000	05/01/20	441,086

			13,132,169

TOTAL INVESTMENTS – 96.9% (Cost $1,176,142,287)			$1,192,767,482

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%			37,880,872

NET ASSETS – 100.0%			$1,230,648,354

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2017.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $47,495,093, which represents approximately 3.9% of net assets as of June 30, 2017.

(f)	Zero coupon bond until next reset date.

(g)	When-issued security.

(h)	Security is currently in default.

(i)	Inverse floating rate security. Interest rate disclosed is that which is in effect on June 30, 2017.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
CAL MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Ultra Long Treasury Bonds	(49)	September 2017	$(8,127,875)	$(143,987)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on June 30, 2017(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America NA	California State Various Purpose GO Bonds, Series 2003, 5.000%, 11/01/23	$1,000	1.000%	03/20/23	0.764%	$(28,384)	$40,920
JPMorgan Chase Bank NA	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/18	1,000	1.000	03/20/23	0.764	(28,384)	40,919

TOTAL						$(56,768)	$81,839

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$25,600	(a)	09/20/27	3 Month LIBOR	2.500%	$(794,358)	$324,516
	19,600		12/21/41	3 Month LIBOR	2.250	(1,267,515)	2,265,473
	81,960	(a)	09/20/47	3 Month LIBOR	2.500	(1,475,185)	2,200,167

TOTAL						$(3,537,058)	$4,790,156

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,174,977,824

Gross unrealized gain	50,477,173
Gross unrealized loss	(32,687,515)

Net unrealized security gain	$17,789,658

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 97.7%
Alabama – 2.9%
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
$850,000	5.000%	10/01/24	$ 971,082
850,000	5.000	10/01/25	973,871
4,125,000	5.000	10/01/30	4,457,970
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/38	4,736,447
6,000,000	0.000	10/01/42	4,909,260
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
8,300,000	6.000	10/01/42	9,745,777
19,850,000	7.000	10/01/51	24,599,708
78,270,000	6.500	10/01/53	94,073,496

			144,467,611

Alaska – 0.6%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
29,995,000	5.000	06/01/46	29,101,449
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(b)
4,280,000	0.000	06/01/46	419,483

			29,520,932

Arizona – 1.7%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/30	4,792,950
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
54,030,000	1.579	01/01/37	46,844,550
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,309,488
1,325,000	6.250	12/01/46	1,385,923
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
8,800,000	7.250	02/01/40	9,517,288
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB+/Baa2)
5,000,000	6.250	01/01/38	5,501,300
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/30	5,705,668
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/29	3,498,955
University Medical Center Corp. RB Series 2009 (NR/WR)(d)
500,000	6.250	07/01/19	548,680
1,360,000	6.500	07/01/19	1,499,060
University Medical Center Corp. RB Series 2011 (NR/WR)(d)
3,500,000	6.000	07/01/21	4,107,180

			84,711,042

California – 16.3%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (A+/Aa3)(b)
1,600,000	0.000	08/01/26	1,241,136

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Alameda Corridor Transportation Authority RB Refunding Second Subordinate Lien Series 2016 B (BBB+/Baa2)
$5,825,000	5.000%	10/01/36	$ 6,612,540
4,850,000	5.000	10/01/37	5,489,181
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (AA-/Aa3)
3,000,000	5.000	08/01/40	3,441,030
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series B (AGM) (AA/Aa2)(b)
4,995,000	0.000	08/01/37	2,287,260
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(b)
1,210,000	0.000	08/01/36	544,851
Atascadero Unified School District GO Bonds for 2014 Election Series 2014 B (NATL-RE) (A/Aa3)
3,000,000	4.000	08/01/42	3,128,910
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(b)
1,055,000	0.000	08/01/25	836,942
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(b)
130,120,000	0.000	06/01/55	9,624,976
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A+/A1)
1,500,000	5.000	02/01/42	1,682,895
4,000,000	5.000	02/01/47	4,467,000
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (A-/Baa1)(d)
19,500,000	5.500	02/01/19	20,856,615
California Municipal Finance Authority RB for California Baptist University Series 2016 A (NR/NR)(e)
3,350,000	5.000	11/01/46	3,455,559
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/Baa1)
1,800,000	5.000	02/01/42	2,017,908
17,675,000	5.000	02/01/47	19,724,770
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Series 2012 (AMT) (BBB-/Baa3)(e)
15,355,000	5.000	11/21/45	16,385,935
California State Various Purpose GO Bonds Series 2017 (AA-/Aa3)
21,500,000	5.000	08/01/46	24,910,330
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
2,000,000	5.000	09/01/30	2,185,880
2,125,000	5.000	09/01/37	2,298,358
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	2,055,600
11,850,000	5.500	11/01/38	12,177,415
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/43	2,046,619
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA) (NR/WR)(d)
5,340,000	6.625	08/01/19	5,945,449

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB/NR)
$10,705,000	5.250%	12/01/34	$ 11,770,468
6,235,000	5.500	12/01/54	6,828,884
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB/NR)(e)
9,750,000	5.250	12/01/56	10,647,292
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)(b)
35,000,000	0.000	06/01/46	4,607,400
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (A/A3)(b)
7,000,000	0.000	09/01/33	3,727,290
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	909,180
2,830,000	7.000	12/01/36	3,486,617
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/45	3,154,140
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/31	672,385
5,000,000	8.000	06/01/44	5,018,600
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	647,670
Coachella Valley Unified School District GO Bonds Capital Appreciation Series 2012 D (AGM) (AA/WR)(b)
2,500,000	0.000	08/01/43	881,250
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (A+/NR)
175,000	5.000	09/01/20	175,455
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (A/A3)(b)
1,305,000	0.000	08/01/27	978,502
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/A3)(b)
5,400,000	0.000	08/01/32	3,089,502
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (AA-/WR)(b)
4,180,000	0.000	04/01/29	2,843,487
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa3)(b)
3,360,000	0.000	10/01/32	1,942,214
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(b)
12,000,000	0.000	01/15/35	5,943,120
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (BBB-/Ba1)
13,535,000	6.000	01/15/53	15,570,123
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Subseries B-3 (BBB-/Ba1)(f)
4,425,000	5.500	01/15/23	5,041,447

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
$200,000	5.000%	09/01/27	$ 201,118
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(b)
127,260,000	0.000	06/01/47	17,684,050
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(b)
307,000,000	0.000	06/01/47	37,460,140
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
7,975,000	5.000	06/01/40	9,077,384
58,010,000	5.000	06/01/45	65,637,735
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (NR/B3)
17,325,000	5.750	06/01/47	17,442,810
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B/B3)
27,780,000	5.300	06/01/37	28,269,761
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/NR)(b)
101,195,000	0.000	06/01/36	29,519,593
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (NR/NR)(b)
71,235,000	0.000	06/01/47	9,784,840
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (NR/NR)(b)
260,660,000	0.000	06/01/57	13,236,315
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/47	1,849,016
1,925,000	5.000	03/01/57	2,128,241
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/43	3,152,022
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
215,000	6.625	08/01/24	215,583
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(b)
49,925,000	0.000	08/01/50	12,514,700
Los Angeles Department of Airports RB Subordinate Series 2016 B (AMT) (AA-/A1)
2,500,000	5.000	05/15/46	2,826,100
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,864,606
1,500,000	7.000	09/01/31	1,718,670
875,000	7.250	09/01/38	1,012,104
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(b)
3,750,000	0.000	08/01/35	1,896,075
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
8,250,000	6.500	11/01/39	11,690,745
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/39	2,834,120

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
$10,000,000	6.125%	11/01/29	$ 12,816,700
13,500,000	6.500	11/01/39	19,130,310
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa2)(a)
7,000,000	0.000	08/01/30	6,533,590
Natomas Unified School District GO Bonds Election of 2014 Series 2013 (BAM) (AA/A1)
14,535,000	4.000	08/01/42	14,992,562
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(b)
860,000	0.000	08/01/25	690,993
1,105,000	0.000	08/01/26	851,049
5,550,000	0.000	08/01/30	3,599,841
7,830,000	0.000	08/01/32	4,648,671
7,000,000	0.000	08/01/34	3,788,050
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
3,000,000	5.250	08/15/45	3,336,390
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)(d)
16,000,000	6.750	11/01/19	18,068,320
Palomar Pomerado Health COPS Series 2010 (BBB-/Ba1)
6,500,000	6.000	11/01/41	7,036,510
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(a)
10,750,000	0.000	08/01/38	12,901,183
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA-/Aa2)(b)
1,805,000	0.000	08/01/25	1,472,393
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/29	523,810
500,000	4.000	09/01/30	522,610
650,000	4.000	09/01/31	676,273
900,000	3.000	09/01/32	845,379
820,000	3.000	09/01/33	759,156
750,000	3.000	09/01/34	685,537
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/A1)(b)
6,170,000	0.000	08/01/36	3,005,901
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/31	5,192,210
880,000	5.250	09/01/34	931,515
6,815,000	5.500	09/01/45	7,285,371
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/45	24,074,550
Riverside County Public Financing Authority Tax Allocation RB Refunding Series 2017 A (BAM) (AA/NR)
4,245,000	4.000	10/01/40	4,400,197

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(b)
$2,220,000	0.000%	10/01/33	$ 1,206,725
2,220,000	0.000	10/01/35	1,095,659
1,840,000	0.000	10/01/37	832,140
5,100,000	0.000	10/01/38	2,199,375
8,425,000	0.000	10/01/39	3,476,998
13,395,000	0.000	10/01/40	5,252,313
7,275,000	0.000	10/01/41	2,733,436
6,360,000	0.000	10/01/42	2,289,409
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/25	1,468,750
1,950,000	6.750	10/01/30	2,352,558
Riverside County Redevelopment Successor Agency Tax Allocation Refunding for Mid-County Redevelopment Project Area Series 2017 C (BAM) (AA/NR)
3,355,000	4.000	10/01/40	3,483,497
Riverside County Redevelopment Successor Agency Tax Allocation Refunding Series 2017 A (BAM) (AA/NR)
8,585,000	4.000	10/01/39	8,928,743
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB-/NR)
2,000,000	5.750	06/01/48	2,231,260
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/29	883,552
1,865,000	5.000	09/01/33	2,090,367
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(c)
2,625,000	1.335	12/01/35	2,343,863
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(c)
330,000	1.355	06/01/34	301,547
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A/A2)(b)
1,420,000	0.000	08/01/25	1,145,486
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(b)
10,000,000	0.000	07/01/30	6,470,900
3,000,000	0.000	07/01/31	1,851,660
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)(d)
500,000	6.750	02/01/21	597,640
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB+/NR)(d)
750,000	6.250	08/01/19	828,480
555,000	6.375	08/01/19	614,490
305,000	6.500	08/01/19	338,471
1,000,000	6.625	08/01/19	1,112,290
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)(d)
435,000	6.625	02/01/21	518,050
2,500,000	7.000	02/01/21	3,010,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (BBB/NR)
$3,000,000	5.000%	01/15/29	$ 3,453,780
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(b)
1,580,000	0.000	08/01/24	1,338,513
1,595,000	0.000	08/01/25	1,300,052
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/42	2,100,740
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/44	2,140,260
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/32	2,259,920
2,000,000	5.000	07/01/42	2,241,020
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)(d)
3,000,000	7.000	02/01/21	3,606,150
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A/A3)
2,000,000	6.250	10/01/40	2,444,720
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/42	4,223,600
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (BBB+/NR)
1,000,000	6.750	08/01/31	1,177,870
2,100,000	7.000	08/01/39	2,495,682
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
6,850,000	5.375	06/01/38	6,849,863
4,200,000	5.500	06/01/45	4,199,958
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B2)
2,235,000	5.000	06/01/37	2,235,134
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/40	832,530
1,000,000	5.000	09/01/45	1,105,550
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)(d)
1,500,000	6.875	12/01/21	1,857,420
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(c)
12,000,000	1.532	05/15/43	10,129,200
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/31	1,213,970
5,000,000	7.500	09/01/42	6,081,550
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(b)
8,360,000	0.000	08/01/34	4,396,942

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
$19,135,000	0.000%	08/01/42	$ 12,995,153

			812,474,220

Colorado – 3.3%
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125	12/01/46	2,422,500
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/37	1,768,270
4,000,000	6.125	12/01/47	4,042,840
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/47	1,995,740
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)
6,500,000	5.000	12/01/47	6,539,585
Colorado Crossing Metropolitan District No. 2 Limited Property Tax Supported RB Series 2017 (NR/NR)(g)
7,390,000	7.500	12/01/47	7,385,196
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB+/NR)
3,500,000	4.500	12/01/33	3,541,195
3,500,000	5.000	12/01/33	3,750,950
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (BBB+/NR)
3,000,000	5.750	12/01/36	3,402,480
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (BBB+/Baa2)
3,000,000	5.625	06/01/43	3,249,030
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000	5.000	12/31/47	1,066,286
965,000	5.000	12/31/51	1,058,267
1,925,000	5.000	12/31/56	2,097,827
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB+/Baa3)
12,860,000	6.000	01/15/41	14,159,503
Copperleaf Metropolitan District No. 2 Limited Tax Convertible to Unlimited Tax GO Refunding (NR/NR)
500,000	5.250	12/01/30	523,185
2,000,000	5.750	12/01/45	2,085,660
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/37	1,039,030
2,100,000	5.250	12/01/47	2,177,847
Cross Creek Metropolitan District No. 2 GO Refunding Bonds Limited Tax Series 2006 (NR/NR)(c)
4,500,000	5.000	12/01/37	4,466,610
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (BB-/Ba3)
925,000	5.250	10/01/32	929,505
7,000,000	5.750	10/01/32	7,043,890
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(c)
16,520,000	1.905	12/01/33	14,660,344
Dominion Water & Sanitation District Tap Fee RB Series 2016 (NR/NR)
6,000,000	5.750	12/01/36	6,203,820
10,345,000	6.000	12/01/46	10,721,868

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A/A3)(b)
$3,000,000	0.000%	09/01/39	$ 1,094,430
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A3)(b)
15,000,000	0.000	09/01/28	10,527,450
4,100,000	0.000	09/01/34	2,189,810
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A3)(b)
1,715,000	0.000	09/01/28	1,025,810
E-470 Public Highway Authority RB Series 2010 A (A-/A3)(b)
20,000,000	0.000	09/01/40	7,571,000
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (A/Baa2)
475,000	5.000	12/01/35	546,502
2,400,000	4.000	12/01/47	2,408,040
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/45	1,259,162
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/37	3,294,819
5,380,000	5.750	12/01/47	5,422,395
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
2,135,000	4.375	12/01/31	2,017,960
1,825,000	5.000	12/01/46	1,762,238
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	478,838
720,000	5.350	12/01/31	725,933
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(e)
1,000,000	5.000	12/01/40	1,037,780
Public Authority for Colorado Energy RB for Natural Gas Purchase Series 2008 (BBB+/Baa1)
4,000,000	6.500	11/15/38	5,650,800
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
750,000	4.500	12/01/31	739,800
1,500,000	5.500	12/01/46	1,539,315
Southglenn Metropolitan District Special RB Refunding Series 2016 (NR/NR)
1,535,000	5.000	12/01/30	1,593,575
810,000	5.000	12/01/36	821,972
2,100,000	5.000	12/01/46	2,114,112
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(a)(d)
1,725,000	0.000	12/01/21	2,246,726
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/47	1,633,380

			164,033,275

Connecticut – 0.4%
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(e)
20,675,000	7.000	02/01/45	21,650,446
Town of Hamden Refunding GO Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/23	583,020

			22,233,466

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Delaware – 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
$5,464,000	5.450%	07/01/35	$ 5,463,563
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa1)
3,000,000	5.400	02/01/31	3,263,820
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa3)
2,050,000	5.375	10/01/45	2,130,216

			10,857,599

District of Columbia – 1.6%
District of Columbia GO Refunding Bonds Series 2017 A (AA/Aa1)
5,485,000	4.000	06/01/37	5,849,972
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/41	32,292,250
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(a)
37,100,000	0.000	10/01/44	43,652,973

			81,795,195

Florida – 11.6%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,680,000	6.300	05/01/35	3,682,318
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB-/NR)
1,725,000	3.500	05/01/31	1,599,299
2,170,000	3.750	05/01/36	1,977,651
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Projects Series 2005 A-2 (NR/NR)
13,840,000	5.350	05/01/36	13,863,113
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
195,000	5.250	05/01/36	195,347
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
2,695,000	5.500	05/01/36	2,701,037
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
8,840,000	6.900	05/01/25	9,646,385
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,965,000	6.900	05/01/36	4,444,051
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
1,015,000	6.900	05/01/36	1,137,632
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
750,000	5.750	05/01/48	758,497

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
$1,850,000	6.000%	05/01/48	$ 1,842,082
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-2 (NR/NR)
1,700,000	6.000	05/01/29	1,692,724
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
1,070,000	3.625	05/01/31	1,049,970
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
2,380,000	5.250	11/01/46	2,400,563
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
375,000	4.500	11/01/25	382,991
1,000,000	5.000	11/01/36	1,021,990
1,850,000	5.000	11/01/48	1,846,966
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
1,970,000	4.250	05/01/29	2,087,767
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
1,000,000	5.000	05/01/35	991,780
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
985,000	3.750	05/01/31	980,026
1,140,000	4.000	05/01/37	1,124,587
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB-/NR)
760,000	6.000	11/01/27	853,564
490,000	3.750	11/01/31	466,431
3,000,000	6.500	11/01/43	3,604,320
1,500,000	4.125	11/01/46	1,345,830
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
775,000	6.125	11/01/33	851,330
1,000,000	6.500	11/01/43	1,105,570
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
390,000	3.500	05/01/21	389,575
500,000	4.100	05/01/26	492,700
1,755,000	4.700	05/01/36	1,714,179
3,200,000	4.875	05/01/47	3,075,840
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A/A2)(d)
4,750,000	7.000	04/01/19	5,227,042
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
7,830,000	5.750	05/01/35	8,123,312
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/27	370,448
500,000	4.500	12/15/32	488,555
975,000	4.700	12/15/37	938,993

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
$200,000	3.500%	11/01/20	$ 209,782
210,000	3.750	11/01/21	223,159
215,000	3.875	11/01/22	227,835
25,000	4.000	11/01/23	26,624
1,705,000	4.500	11/01/31	1,817,223
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(e)
500,000	5.500	10/01/36	487,790
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A/A1)
1,750,000	4.000	10/01/34	1,823,518
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/26	2,550,892
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB-/NR)
2,995,000	3.500	05/01/32	2,749,739
1,500,000	3.625	05/01/35	1,383,615
1,750,000	3.750	05/01/46	1,526,368
Concord Station Community Development District Capital Improvement RB Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
635,000	4.125	05/01/26	599,192
945,000	4.625	05/01/35	895,983
300,000	4.750	05/01/46	280,356
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(h)
3,305,000	5.850	05/01/35	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(h)
3,980,000	5.000	05/01/11	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,565,000	5.850	05/01/35	3,570,347
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,290,000	5.850	05/01/35	2,046,367
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(b)
5,670,000	0.000	11/01/17	5,669,263
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/31	782,250
1,407,000	4.250	05/01/38	1,419,311
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
960,000	3.750	05/01/29	967,882
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
3,110,000	3.750	05/01/34	3,143,028
4,300,000	4.000	05/01/37	4,415,928

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (A-/A3)
$27,000,000	6.000%	08/15/36	$ 29,928,150
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,185,000	6.375	11/01/26	1,318,170
3,245,000	7.000	11/01/45	3,751,642
Estancia at Wiregrass Community Development District Capital Improvements RB Series 2015 (NR/NR)
1,000,000	5.250	11/01/35	1,007,570
1,500,000	5.375	11/01/46	1,481,880
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,480,000	4.375	05/01/34	1,506,181
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)
600,000	5.000	04/01/32	668,856
5,820,000	5.250	04/01/42	6,544,299
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/31	716,268
1,000,000	4.125	05/01/38	1,004,580
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
3,165,000	5.000	11/15/26	3,341,385
5,000,000	5.000	11/15/36	5,166,200
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,525,000	4.500	05/01/36	1,448,674
2,305,000	4.625	05/01/46	2,180,345
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)(e)(g)
1,725,000	4.000	05/01/31	1,794,966
1,335,000	4.250	05/01/35	1,383,487
1,810,000	4.250	05/01/39	1,862,074
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(h)
7,555,000	5.600	05/01/36	3,777,500
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,000,000	5.000	05/01/34	1,018,120
2,170,000	5.125	05/01/45	2,211,772
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/31	545,685
500,000	5.150	05/01/34	511,050
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)(g)
1,540,000	3.400	05/01/37	1,481,819
Heritage Isle at Viera Community Development District Special Assessment Series 2005 (NR/NR)
4,990,000	5.550	05/01/37	4,990,200
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,125,000	5.700	05/01/36	2,132,714
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,205,000	4.200	05/01/31	2,275,472
2,000,000	4.350	05/01/36	1,992,260

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
$1,000,000	4.250%	05/01/31	$ 1,003,600
2,150,000	4.250	05/01/36	2,068,923
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/35	2,539,350
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
285,000	7.210	11/01/20	298,606
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
655,000	6.770	11/01/20	677,650
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,270,000	6.700	05/01/33	2,502,266
4,830,000	7.000	05/01/43	5,389,652
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,340,000	5.600	05/01/44	6,713,806
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(e)
1,000,000	5.000	05/01/37	1,004,550
2,390,000	5.125	05/01/47	2,398,054
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,440,000	8.000	05/01/40	22,754,909
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
800,000	4.000	05/01/22	804,992
1,125,000	4.625	05/01/27	1,137,971
2,500,000	5.250	05/01/37	2,538,150
5,825,000	5.375	05/01/47	5,924,549
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
2,315,000	4.000	05/01/21	2,340,349
1,335,000	4.250	05/01/26	1,343,704
3,775,000	5.000	05/01/36	3,838,496
14,885,000	5.125	05/01/46	14,806,258
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB/NR)
2,600,000	6.500	11/15/31	2,935,036
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
4,230,000	5.400	05/01/30	3,783,227
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(h)
2,635,000	5.375	05/01/30	2,623,933
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/32	1,922,753
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(h)
880,000	5.250	05/01/15	9
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(h)
1,380,000	6.150	11/01/14	14
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
410,000	6.000	05/01/36	404,412

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
$795,000	6.250%	05/01/38	$ 831,634
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 B (NR/NR)
610,000	6.810	05/01/20	613,477
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
630,000	7.250	05/01/35	700,239
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 B (NR/NR)
490,000	7.250	05/01/22	536,212
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(h)
1,075,000	5.250	05/01/15	11
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (BBB+/Baa1)
1,500,000	5.000	11/15/39	1,628,565
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A+/A1)(e)
11,760,000	5.000	03/01/30	13,400,285
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
600,000	4.000	11/01/23	613,974
600,000	4.750	11/01/27	628,554
4,000,000	5.125	11/01/39	4,177,440
4,135,000	5.250	11/01/49	4,364,658
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,455,000	5.000	05/01/29	3,669,452
3,265,000	5.000	05/01/37	3,443,236
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
3,265,000	5.000	05/01/28	3,393,314
2,000,000	5.000	05/01/35	1,992,860
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/36	1,795,212
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
750,000	5.250	11/01/35	765,007
1,250,000	5.625	11/01/45	1,276,450
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,910,000	5.750	05/01/38	1,911,012
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
225,000	5.000	05/01/19	225,527
New River Community Development District Special Assessment Series 2006 B (NR/NR)(h)
3,260,000	5.000	05/01/13	33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/24	1,852,217
1,765,000	5.000	04/01/25	1,937,687
1,005,000	5.000	04/01/26	1,097,259
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
945,000	6.125	05/01/35	946,106
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,310,000	6.125	05/01/35	1,311,533

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(h)
$1,200,000	5.125%	05/01/09	$ 372,000
210,000	6.125	05/01/35	65,100
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
3,155,000	3.750	05/01/31	3,168,787
2,040,000	4.000	05/01/36	2,041,245
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/35	541,172
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(b)
15,205,000	0.000	05/01/36	5,707,501
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
1,930,000	5.400	05/01/36	1,933,590
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(h)
6,355,000	5.400	05/01/36	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(h)
3,670,000	4.875	05/01/10	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(h)
2,600,000	5.000	02/01/11	26
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB-/NR)
2,805,000	4.750	05/01/33	2,888,112
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
3,125,000	6.600	05/01/33	3,204,500
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 2 (NR/NR)
855,000	6.600	05/01/36	870,570
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
2,560,000	6.600	05/01/33	2,610,816
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/25	3,263,564
6,840,000	5.000	05/01/33	7,145,474
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(h)
2,170,000	7.200	05/01/22	22
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
2,395,000	4.000	05/01/31	2,450,660
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
4,780,000	5.450	05/01/36	4,648,120
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,370,000	5.500	05/01/20	1,363,191
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,608,090
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,345,000	4.250	11/01/37	1,354,200
330,000	4.125	11/01/40	322,007

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)(d)
$1,890,000	6.200%	11/01/17	$ 1,921,469
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (BBB/NR)
805,000	3.500	05/01/32	761,160
505,000	3.625	05/01/35	471,220
1,020,000	3.750	05/01/38	949,957
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
645,000	4.350	05/01/26	617,575
500,000	4.875	05/01/35	463,410
95,000	5.000	05/01/38	93,186
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,015,000	5.250	05/01/34	2,144,303
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,990,000	5.800	05/01/35	3,869,063
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,980,000	5.800	05/01/35	2,660,425
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(e)
1,250,000	5.125	11/01/37	1,252,388
1,790,000	5.250	11/01/47	1,796,945
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,290,000	4.800	05/01/35	1,268,676
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (NR/Aa3)(d)
5,835,000	6.500	11/15/19	6,538,818
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(h)
440,000	5.500	11/01/10	308,000
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/34	2,251,670
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,500,000	5.125	11/01/34	1,497,330
3,500,000	5.500	11/01/44	3,509,030
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,440,000	6.500	05/01/39	2,790,482
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
670,000	3.250	05/01/21	662,148
975,000	3.750	05/01/26	937,326
1,600,000	4.000	05/01/33	1,501,440
905,000	4.125	05/01/36	837,215
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/34	1,391,221
2,365,000	6.000	11/01/44	2,529,888

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
$390,000	4.250%	05/01/26	$ 396,068
1,110,000	4.800	05/01/36	1,092,362
1,715,000	5.000	05/01/46	1,689,121
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (BBB/NR)
700,000	3.375	05/01/32	652,162
1,355,000	3.600	05/01/37	1,241,166
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
450,000	5.750	11/01/27	466,268
2,000,000	6.250	11/01/44	2,155,020
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,965,000	5.250	11/01/27	1,986,006
2,745,000	6.125	11/01/46	2,735,447
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
745,000	3.500	11/01/21	735,561
1,340,000	4.000	11/01/27	1,281,898
3,160,000	4.625	11/01/37	2,922,273
2,790,000	4.750	11/01/47	2,563,480
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
400,000	4.250	11/01/21	404,652
2,440,000	5.625	11/01/45	2,417,601
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
2,270,000	4.375	05/01/35	2,338,917
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB-/NR)
1,775,000	3.500	05/01/32	1,629,645
2,650,000	3.625	05/01/37	2,469,986
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
625,000	4.750	05/01/37	593,388
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(e)
1,880,000	3.250	12/15/22	1,867,911
2,000,000	4.000	12/15/28	1,992,680
1,000,000	5.000	12/15/32	1,052,580
1,705,000	5.000	12/15/37	1,762,561
3,800,000	5.000	12/15/47	3,886,260
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(e)
1,400,000	5.500	11/01/47	1,377,558
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/34	518,780
750,000	6.125	05/01/42	786,660
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
580,000	6.000	11/01/27	660,782
2,050,000	6.500	11/01/43	2,598,580
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
830,000	6.375	11/01/27	905,198
2,300,000	7.125	11/01/44	2,563,488

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
$1,425,000	3.375%	05/01/21	$ 1,420,654
2,460,000	3.750	05/01/26	2,375,474
4,360,000	4.000	05/01/31	4,098,662
1,750,000	4.125	05/01/34	1,616,527
1,000,000	4.250	05/01/37	906,300
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(e)
1,985,000	4.000	05/01/31	2,004,691
2,940,000	4.000	05/01/37	2,939,853
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
750,000	5.125	11/01/35	728,685
1,000,000	5.250	11/01/46	966,550
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,600,000	5.000	05/01/32	2,785,744
6,190,000	5.125	05/01/43	6,643,603
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,800,000	6.000	05/01/44	5,423,904
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,635,000	4.000	05/01/33	1,645,055
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
1,280,000	4.000	05/01/34	1,284,557
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
7,290,000	6.375	05/01/38	7,507,169
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
7,755,000	6.125	05/01/39	8,539,884
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
4,685,000	7.000	05/01/41	5,370,837
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,925,000	5.500	05/01/42	2,102,312
Villasol Community Development District RB Series 2003 A (NR/NR)
2,125,000	6.600	05/01/34	2,126,105
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
1,000,000	3.750	11/01/31	973,970
1,000,000	4.000	11/01/36	973,670
1,300,000	4.125	11/01/46	1,264,341
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
3,150,000	5.500	05/01/34	3,263,746
3,825,000	5.750	05/01/44	4,006,726
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/39	13,578
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
495,000	6.600	05/01/39	496,960
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,240,000	4.200	05/01/36	3,307,392

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
$1,240,000	5.125%	11/01/35	$ 1,263,014
2,000,000	5.500	11/01/45	2,026,260
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
265,000	4.000	11/01/20	266,269
400,000	4.375	11/01/25	403,452
1,770,000	5.000	11/01/45	1,746,123
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
470,000	5.375	05/01/35	481,562
3,060,000	5.625	05/01/45	3,118,813
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/36	768,144
1,445,000	5.000	05/01/47	1,425,059

			576,812,379

Georgia – 1.6%
Altlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/Aa3)
1,500,000	5.250	07/01/40	1,738,095
5,500,000	5.250	07/01/44	6,343,480
Altlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A1)
1,000,000	4.000	07/01/40	1,040,230
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/A2)(d)
6,840,000	7.500	01/01/19	7,408,815
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB+/Baa3)
11,700,000	8.750	06/01/29	13,670,163
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
1,900,000	5.250	11/01/28	1,838,459
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
900,000	5.000	03/01/47	919,278
900,000	5.125	03/01/52	919,539
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,548,100
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
49,820,000	1.419	10/01/33	43,162,055

			79,588,214

Guam – 1.3%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)
1,500,000	5.750	10/01/43	1,746,810
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/30	2,639,675
3,355,000	6.875	12/01/40	3,546,906
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
500,000	5.000	12/01/31	553,310
3,410,000	5.000	12/01/46	3,699,850

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Guam – (continued)
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
$7,300,000	6.125%	10/01/43	$ 8,670,648
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB/Baa2)
2,000,000	6.375	10/01/43	2,301,200
Guam Power Authority RB Series 2010 A (BBB/Baa2)
10,000,000	5.500	10/01/40	10,553,000
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (A-/Baa2)
10,365,000	5.625	07/01/40	11,060,077
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)
13,705,000	5.500	07/01/43	15,375,502
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
4,880,000	5.000	01/01/46	5,226,090

			65,373,068

Idaho – 0.0%
Idaho Health Facilities Authority RB Refunding for Madison Memorial Hospital Project Series 2016 (BB+/NR)
1,000,000	5.000	09/01/37	1,057,100

Illinois – 13.0%
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
16,000,000	6.000	04/01/46	16,804,480
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (A/A3)(b)
2,500,000	0.000	12/01/27	1,527,875
350,000	0.000	12/01/28	200,634
8,925,000	0.000	12/01/29	4,779,070
405,000	0.000	12/01/30	203,006
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (A/A3)(b)
125,000	0.000	12/01/29	66,934
150,000	0.000	12/01/30	75,187
Chicago Illinois Board of Education GO Bonds Capital Appreciation Refunding for School Reform Series 1999 A (NATL-RE) (A/A3)(b)
15,035,000	0.000	12/01/31	7,087,800
Chicago Illinois Board of Education GO Bonds Series 2011 A (B/B3)
2,770,000	5.000	12/01/41	2,160,877
Chicago Illinois Board of Education GO Bonds Series 2012 A (B/B3)
10,550,000	5.000	12/01/42	8,288,713
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (A/A3)
9,535,000	5.500	12/01/26	10,608,355
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (B/B3)
8,965,000	5.500	12/01/29	9,183,387
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (B/NR)
19,705,000	5.250	12/01/35	15,939,177
15,235,000	5.250	12/01/39	12,343,397
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 E (B/NR)
5,315,000	5.125	12/01/32	4,264,278

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (B/B3)
$315,000	5.500%	12/01/39	$ 259,166
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (B/B3)
2,300,000	5.500	12/01/30	2,348,047
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2008 C (B/B3)
6,325,000	5.000	12/01/28	5,220,149
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (B/B3)
9,750,000	6.038	12/01/29	7,449,585
10,265,000	6.138	12/01/39	7,630,898
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (B/NR)
53,090,000	7.000	12/01/44	50,487,528
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (B/NR)
61,135,000	6.500	12/01/46	55,040,452
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(b)
11,415,000	0.000	01/01/32	4,425,025
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,700,000	5.500	01/01/37	1,676,013
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/33	8,175,591
6,295,000	5.000	01/01/34	6,028,974
10,500,000	5.000	01/01/36	9,918,720
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
6,100,000	6.000	01/01/38	6,259,576
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
6,170,000	5.250	01/01/35	6,004,829
3,000,000	5.000	01/01/40	2,800,440
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,000,000	5.000	01/01/33	17,452,620
3,850,000	5.000	01/01/34	3,707,665
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/39	4,117,843
Chicago Illinois GO Refunding & Project Bonds Series 2009 C (BBB+/Ba1)
1,170,000	5.000	01/01/34	1,120,556
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
3,775,000	5.500	01/01/42	3,700,368
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/42	2,450,575
Chicago Illinois GO Refunding Bonds Series 2009 C (BBB+/Ba1)
3,825,000	5.000	01/01/40	3,570,561
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
4,230,000	5.000	01/01/35	4,026,241
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
13,300,000	5.000	01/01/38	12,457,578

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
$1,500,000	5.000%	01/01/39	$ 1,606,230
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/42	2,213,328
5,460,000	4.000	01/01/52	5,472,831
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,500,000	5.000	11/01/28	1,700,505
1,050,000	5.000	11/01/29	1,182,279
1,000,000	5.000	11/01/30	1,122,590
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
2,074,000	5.800	03/01/37	2,007,736
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,401,000	5.625	03/01/36	1,401,883
Illinois Finance Authority RB for Christian Homes, Inc. Series 2007 A (BBB-/NR)
2,780,000	5.750	05/15/31	2,786,533
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
805,000	6.125	05/15/27	859,024
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (NR/NR)(d)
445,000	6.125	05/15/20	505,987
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)(e)
33,325,000	6.750	10/01/46	33,351,993
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/27	1,706,852
2,825,000	5.000	05/15/37	3,016,874
1,055,000	5.000	05/15/47	1,114,449
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/47	4,723,830
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
490,000	5.000	09/01/36	533,889
3,470,000	5.000	09/01/46	3,736,357
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A2)
4,955,000	6.000	05/15/39	5,294,269
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC+/Caa1)
15,650,000	6.500	10/15/40	16,234,840
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
500,000	5.000	03/01/31	502,440
750,000	5.000	03/01/37	750,878
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,050,000	5.500	07/01/38	5,245,284
Illinois State GO Bonds Series 2014 (AGM) (AA/A2)
20,000,000	5.000	02/01/39	20,968,200
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
9,500,000	5.000	04/01/31	9,564,030
15,000,000	5.000	05/01/31	15,102,300
5,000,000	5.000	05/01/39	4,979,900
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
4,415,000	5.000	11/01/21	4,611,467
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
7,300,000	5.000	08/01/21	7,607,622

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
$20,175,000	4.000%	02/01/30	$ 20,707,822
Illinois State Toll Highway Authority Toll Highway Senior RB 2015 Series A (AA-/Aa3)
7,920,000	5.000	01/01/40	8,876,182
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,105,000	6.250	03/01/34	2,108,726
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2002 A (NATL-RE) (A/A3)(b)
9,900,000	0.000	06/15/30	5,593,896
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(b)
3,200,000	0.000	06/15/44	868,416
Metropolitan Pier & Exposition Authority RB Refunding for Mccormick Place Expansion Dedicated Sales Tax Project Series 2010 B2 (ST APPROP) (BB+/Ba1)
50,000,000	5.000	06/15/50	47,154,500
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(h)
4,555,000	6.000	03/01/36	2,915,200
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/29	893,105
1,010,000	4.750	10/01/32	1,053,652
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A2)
7,730,000	4.000	06/01/46	7,927,965
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (AA/NR)(d)
19,200,000	7.125	11/01/23	25,564,800
5,000,000	7.625	11/01/23	6,807,250
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (B/Caa1)
12,505,000	5.750	08/01/42	11,598,763
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
13,625,000	4.000	03/01/40	13,931,290
State of Illinois GO Bonds Series 2010 (BBB-/Baa3)
7,500,000	5.250	02/01/28	7,544,550
State of Illinois GO Bonds Series 2010 A (BBB-/Baa3)
3,500,000	4.000	01/01/21	3,514,700

			646,827,387

Indiana – 0.6%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB/NR)
1,355,000	5.000	10/01/24	1,355,637
1,500,000	5.000	10/01/32	1,500,015
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/29	1,359,891
1,250,000	5.250	02/01/34	1,302,050
1,500,000	5.000	02/01/39	1,522,590
Indiana Finance Authority Environmental Improvement RB for United States Steel Corp. Project Series 2012 (AMT) (B/Caa1)
795,000	5.750	08/01/42	737,386
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA/Aa2)
2,000,000	5.125	03/01/38	2,174,820

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Ba1)
$6,825,000	5.000%	06/01/39	$ 6,922,393
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
6,250,000	5.000	07/01/48	6,717,375
Indiana Municipal Power Agency Power Supply System RB Refunding Series 2016 A (A+/A1)
7,750,000	5.000	01/01/42	8,857,940
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(h)
7,520,823	6.500	11/15/31	16,546

			32,466,643

Iowa – 0.0%
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,358,184

Kentucky – 1.5%
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB/Baa3)(d)
8,000,000	6.375	06/01/20	9,142,880
8,250,000	6.500	06/01/20	9,457,883
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
2,150,000	4.000	06/01/37	2,183,368
3,000,000	4.000	06/01/45	3,017,010
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/37	1,015,520
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A-/NR)
5,000,000	5.750	10/01/42	5,810,450
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
17,575,000	4.000	10/01/34	18,066,748
25,205,000	4.000	10/01/36	25,672,301

			74,366,160

Louisiana – 3.2%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB/Baa3)
5,000,000	6.500	11/01/35	5,677,550
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (A/A2)(d)
19,265,000	6.000	10/01/20	22,144,732
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
2,600,000	5.000	10/01/39	2,925,806
4,850,000	4.000	10/01/41	4,989,486
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
14,475,000	3.375	09/01/28	14,516,543
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
13,950,000	3.500	06/01/30	13,985,015

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A-/A3)
$10,725,000	4.000%	05/15/42	$ 10,691,002
21,250,000	5.000	05/15/46	23,532,250
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A3)
12,000,000	5.000	01/01/40	13,402,320
32,395,000	5.000	01/01/45	36,158,003
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A3)
4,850,000	5.000	01/01/48	5,470,509
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa1)
7,470,000	6.500	01/01/40	7,924,624

			161,417,840

Maryland – 1.1%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BBB-/NR)
2,000,000	5.000	09/01/39	2,239,880
1,725,000	5.000	09/01/42	1,925,669
3,500,000	5.000	09/01/46	3,891,440
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/33	3,032,217
1,500,000	5.000	09/01/38	1,588,095
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
2,590,000	5.000	09/01/30	2,591,865
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
3,000,000	7.250	07/01/43	3,164,670
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)
8,860,000	7.125	07/01/43	9,646,945
Maryland Stadium Authority RB for Baltimore City Public Schools Construction & Revitalization Program Series 2016 (AA-/Aa3)
10,000,000	5.000	05/01/46	11,439,300
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (NR/Baa3)(d)
9,500,000	5.750	07/01/20	10,734,240
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/31	2,275,938

			52,530,259

Massachusetts – 0.5%
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/36	2,160,620
Massachusetts Development Finance Agency RB for Suffolk University Issue Series 2009 A (BBB/Baa2)
4,215,000	5.750	07/01/39	4,535,804
Massachusetts Development Finance Agency RB for Suffolk University Issue Series 2009 A (NR/NR)(d)
8,285,000	5.750	07/01/19	9,027,750
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(e)
2,250,000	6.500	11/15/43	2,436,817
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE FGIC) (AA/Aa1)(c)
4,970,000	1.354	05/01/37	4,628,362

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (AA+/Aa1)(c)
$2,950,000	1.354%	05/01/37	$ 2,787,868

			25,577,221

Michigan – 1.2%
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC-Q-SBLF) (AA-/Aa1)
3,500,000	6.000	05/01/20	3,908,415
3,000,000	6.000	05/01/21	3,449,790
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(c)
4,675,000	1.369	07/01/32	4,056,731
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (A-/A3)
2,000,000	5.250	07/01/39	2,207,920
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Financial Recovery Income Tax Local Project Series 2014 F (A/NR)
2,000,000	4.500	10/01/29	2,096,780
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Department Sewage Disposal System Second Lien Local Project Series 2015 C (BBB+/Baa1)
355,000	5.000	07/01/33	389,229
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
2,600,000	5.000	07/01/35	2,927,288
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
2,175,000	5.000	07/01/32	2,472,279
1,750,000	5.000	07/01/33	1,982,067
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A-/A3)
1,250,000	5.000	07/01/34	1,399,037
750,000	5.000	07/01/35	838,313
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-2 (BBB+/Baa1)
2,100,000	5.000	07/01/34	2,293,326
Michigan Tobacco Settlement Finance Authority Asset Backed RB Senior Series 2007 A (B-/NR)
3,330,000	6.000	06/01/48	3,225,272
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(b)
238,600,000	0.000	06/01/52	17,076,602
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(b)
180,100,000	0.000	06/01/52	10,294,516

			58,617,565

Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/32	2,746,025
3,750,000	6.000	06/15/39	4,193,587

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)(g)
$2,400,000	5.000%	05/01/47	$ 2,625,456

			9,565,068

Mississippi – 0.2%
Jackson County Mississippi Pollution Control RB Refunding for Chevron USA, Inc. Project RMKT 11/01/99 Series 1993 (AA-/Aa2)(f)
3,865,000	0.960	07/03/17	3,865,000
Mississippi Business Finance Corp. RB for Chevron USA, Inc. Project Series 2010 G (AA-/Aa2)(f)
4,000,000	0.890	07/03/17	4,000,000

			7,865,000

Missouri – 0.1%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(h)
1,535,000	6.000	07/01/37	82,890
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(h)
7,750,000	6.000	07/01/25	418,500
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(e)
1,000,000	5.000	04/01/36	965,710
1,150,000	5.000	04/01/46	1,075,204
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(h)
1,250,000	5.750	04/01/27	312,500

			2,854,804

Nevada – 0.3%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
645,000	4.000	06/01/18	652,875
710,000	4.000	06/01/19	725,840
600,000	4.000	06/01/20	619,926
765,000	4.000	06/01/21	799,020
415,000	5.000	06/01/22	450,204
370,000	5.000	06/01/23	402,234
200,000	4.250	06/01/24	206,642
250,000	5.000	06/01/24	270,423
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
2,015,000	5.000	03/01/20	1,986,649
2,020,000	5.100	03/01/21	1,983,963
1,055,000	5.100	03/01/22	1,027,897
2,830,000	5.125	03/01/25	2,709,244
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,255,000	5.000	09/01/25	1,267,638
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/35	2,051,478

			15,154,033

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – 5.7%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
$725,000	5.000%	03/01/32	$ 819,105
965,000	5.000	03/01/37	1,077,635
1,205,000	5.000	03/01/42	1,342,514
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/26	2,695,825
1,000,000	5.000	06/15/28	1,070,790
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/32	1,040,580
1,000,000	5.000	06/15/37	1,040,320
1,000,000	5.125	06/15/43	1,043,130
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB-/NR)
1,000,000	5.375	01/01/43	1,115,940
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
500,000	5.000	07/01/37	540,375
1,150,000	5.000	07/01/47	1,235,342
1,175,000	5.000	01/01/50	1,259,318
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (BBB+/Baa1)(d)
1,640,000	5.000	09/01/19	1,772,758
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB-/Ba3)
7,500,000	5.500	04/01/28	7,522,950
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (BB-/Ba3)
8,500,000	5.250	09/15/29	9,289,990
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (BB-/Ba3)
5,000,000	5.625	11/15/30	5,634,300
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (BB-/Ba3)
5,000,000	5.625	11/15/30	5,634,300
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/38	9,955,692
5,600,000	5.000	07/01/46	6,119,624
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/28	1,140,440
1,000,000	5.000	07/01/29	1,130,430
900,000	5.000	07/01/30	1,010,691
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(b)
118,815,000	0.000	12/15/35	51,360,160
61,820,000	0.000	12/15/36	25,293,035
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(b)
46,545,000	0.000	12/15/35	18,157,670

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(b)
$8,805,000	0.000%	12/15/28	$ 5,180,510
1,900,000	0.000	12/15/34	785,346
4,875,000	0.000	12/15/36	1,793,512
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,000,000	5.000	06/15/29	3,221,250
3,335,000	5.000	06/15/30	3,557,711
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
25,445,000	5.000	06/15/38	26,104,026
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
2,500,000	5.250	06/15/41	2,595,225
5,075,000	5.000	06/15/45	5,181,524
1,750,000	5.000	06/15/46	1,721,020
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(b)
11,150,000	0.000	12/15/33	5,468,852
25,400,000	0.000	12/15/34	11,808,460
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (A/A3)(b)
25,900,000	0.000	12/15/27	17,250,954
10,055,000	0.000	12/15/30	5,660,864
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (BBB+/Baa1)
12,875,000	5.000	06/15/42	13,095,549
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(b)
2,400,000	0.000	12/15/33	1,053,648
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
4,350,000	5.500	06/15/41	4,535,702
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (NR/A3)(d)
2,000,000	6.750	12/01/19	2,264,640
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (BB-/B3)
3,950,000	4.750	06/01/34	3,893,673
Tobacco Settlement Financing Corp. Tobacco Settlement Asset-Backed Bonds Series 2007 1-A (B/B3)
8,900,000	5.000	06/01/41	8,717,194

			282,192,574

New Mexico – 0.3%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
14,000,000	5.900	06/01/40	15,373,960
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 F (AMT) (BBB+/Baa2)
1,500,000	6.250	06/01/40	1,664,070

			17,038,030

New York – 2.8%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
1,240,000	3.000	07/15/43	1,096,557

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
$5,925,000	5.000%	07/15/42	$ 6,665,092
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
2,650,000	5.875	04/01/42	2,769,436
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)(g)
645,000	5.000	07/01/30	756,791
865,000	5.000	07/01/33	997,959
815,000	5.000	07/01/35	932,026
640,000	5.000	07/01/36	730,144
455,000	5.000	07/01/38	518,259
New York City Capital Resource Corp. RB for YMCA of Greater New York Project Series 2015 (A-/Baa1)
1,000,000	5.000	08/01/40	1,107,600
New York City GO Bonds Fiscal 2015 Series F Subseries F6 (AA/Aa2)(f)
5,150,000	0.950	07/03/17	5,150,000
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/48	2,093,060
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
1,000,000	6.125	01/01/29	1,067,260
3,000,000	6.375	01/01/39	3,222,450
5,000,000	6.500	01/01/46	5,363,750
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2011 Subseries AA2 (AA+/Aa1)(f)
6,600,000	0.950	07/03/17	6,600,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2015 Subseries E-3 (AAA/Aa1)(f)
7,840,000	0.950	07/03/17	7,840,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2016 Subseries E-4 (AAA/Aa1)(f)
6,000,000	0.950	07/03/17	6,000,000
New York Convention Center Development Corporation RB Refunding for Hotel Unit Fee Secured Series 2015 (NR/Aa3)
5,000,000	5.000	11/15/40	5,742,200
New York Liberty Development Corporation RB for 3 World Trade Center Project Series 2014 (NR/NR)(e)
8,200,000	5.000	11/15/44	8,820,658
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,000,000	4.000	07/01/35	5,175,700
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
4,000,000	4.000	07/01/33	4,105,520
5,000,000	5.000	07/01/34	5,477,450
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
12,600,000	4.000	01/01/51	12,707,100
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
4,540,000	5.000	07/01/41	4,928,034
25,500,000	5.250	01/01/50	27,905,415

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
$1,565,000	5.750%	06/15/35	$ 1,739,231
Onondaga Civic Development Corp. RB for St. Joseph’s Hospital Health Center Project Series 2014 A (NR/WR)(d)
1,750,000	5.125	07/01/19	1,886,570
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (BBB+/A3)
5,000,000	5.125	09/01/40	5,438,200
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB/Baa2)
4,375,000	5.000	11/01/46	4,723,556

			141,560,018

North Carolina – 0.2%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/34	1,106,430
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/32	3,903,474
1,000,000	5.000	03/01/37	1,030,880
1,000,000	5.000	03/01/42	1,029,180
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/30	1,019,290
2,000,000	5.000	09/01/37	2,071,600

			10,160,854

Ohio – 5.3%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,362,110
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (NR/NR)(b)
146,850,000	0.000	06/01/47	10,349,988
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 2nd Subordinate Series 2007 C (NR/NR)(b)
5,550,000	0.000	06/01/52	157,010
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
20,000,000	6.500	06/01/47	20,038,000
5,440,000	5.875	06/01/47	5,286,810
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
70,300,000	5.125	06/01/24	67,860,590
63,565,000	5.875	06/01/30	62,129,702
4,420,000	5.750	06/01/34	4,271,488
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa1)
23,905,000	6.250	06/01/37	24,163,891
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/37	2,561,424
2,700,000	5.250	11/01/47	2,849,526
2,320,000	5.250	11/01/50	2,442,635
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB-/Ba3)
22,320,000	5.375	09/15/27	22,382,719

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Ohio – (continued)
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
$7,500,000	5.000%	02/15/42	$ 7,963,950
7,500,000	4.750	02/15/47	7,673,850
1,500,000	5.000	02/15/57	1,569,795
1,000,000	5.500	02/15/57	1,095,230
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
2,000,000	5.000	01/01/42	2,091,620
1,610,000	5.000	01/01/46	1,678,119
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/48	8,316,480

			262,244,937

Oklahoma – 1.2%
Oklahoma Development Finance Authority RB Provident Oklahoma Education Resources Inc., Cross Village Student Housing Project Series 2017 A (BBB-/NR)
6,220,000	5.000	08/01/47	6,693,777
14,075,000	5.000	08/01/52	15,135,129
3,875,000	5.250	08/01/57	4,219,449
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/35	2,812,499
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/35	25,501,392
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(f)
3,500,000	5.000	06/01/25	3,781,785
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,100,000	6.000	05/01/25	2,145,234
865,000	6.000	05/01/31	883,632

			61,172,897

Oregon – 0.2%
University of Oregon RB Series 2015 A (AA-/Aa2)
7,345,000	5.000	04/01/45	8,363,017

Pennsylvania – 2.9%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
1,500,000	5.000	09/01/30	1,602,015
1,000,000	5.000	09/01/35	1,039,960
Allentown Neighborhood Improvement Zone Development Authority Tax RB for Center Project Series 2017 (NR/Ba1)(e)(g)
900,000	5.000	05/01/32	950,715
5,750,000	5.000	05/01/42	5,957,345
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa2)
18,000,000	5.000	05/01/42	18,700,920
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/35	530,010
1,000,000	5.000	08/01/45	1,047,900
City of Philadelphia GO Bonds Series 2011 (A+/A2)
4,000,000	6.000	08/01/36	4,514,800
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/42	1,085,010
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/A1)(c)
1,000,000	1.334	11/01/26	983,050

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
$1,500,000	5.000%	01/01/38	$ 1,622,415
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(c)
49,750,000	1.554	05/01/37	42,668,585
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/27	1,467,158
1,500,000	5.000	04/01/33	1,543,815
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (AMT) (BBB/NR)
8,500,000	5.000	06/30/42	9,468,575
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	7,833,418
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (BB-/B1)
2,460,000	8.000	05/01/29	2,770,428
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(c)
13,095,000	1.369	07/01/27	12,650,687
10,750,000	1.419	07/01/39	8,595,807
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
4,000,000	5.000	05/01/42	4,215,200
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
400,000	5.000	07/01/35	432,768
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BBB-/Ba1)
5,000,000	6.250	07/01/23	5,019,350
Scranton City GO Refunding Notes Series 2016 (BB/NR)
1,875,000	5.000	11/15/26	1,956,675
2,625,000	5.000	11/15/32	2,669,021
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB/NR)
1,700,000	5.000	11/15/21	1,763,852
2,450,000	5.000	11/15/28	2,496,844

			143,586,323

Puerto Rico – 5.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CC/Caa3)
56,440,000	6.000	07/01/38	45,575,300
25,995,000	6.000	07/01/44	20,925,975
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Caa3)
115,000	4.500	07/01/27	89,700
370,000	5.000	07/01/30	288,600
5,115,000	5.125	07/01/37	3,976,912
12,835,000	5.250	07/01/42	9,979,213
3,470,000	6.000	07/01/47	2,784,675
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (D/Caa3)(h)
115,000	5.250	07/01/30	68,281

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Caa3)(h)
$30,460,000	8.000%	07/01/35	$ 18,504,450
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (D/Caa3)(h)
5,185,000	5.500	07/01/39	3,085,075
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
200,000	5.250	07/01/41	219,422
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (CC/C)
27,515,000	5.250	07/01/38	29,082,254
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (A/A3)
1,095,000	5.250	07/01/35	1,165,562
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (A/A3)
200,000	5.250	07/01/33	214,130
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (CC/C)(h)
215,000	5.000	07/01/28	34,400
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (D/C)
1,500,000	5.500	07/01/23	1,620,360
1,000,000	5.500	07/01/27	1,092,810
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (D/Caa3)(h)
4,000,000	5.250	07/01/32	2,375,000
4,000,000	5.250	07/01/37	2,365,000
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2009 B (D/Caa3)(h)
645,000	5.875	07/01/36	387,000
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 A (D/Caa3)(h)
1,260,000	5.750	07/01/41	738,675
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 C (D/Caa3)(h)
140,000	6.000	07/01/35	82,950
205,000	6.500	07/01/40	124,281
Puerto Rico Commonwelath Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
300,000	5.250	07/01/33	333,798
680,000	5.250	07/01/34	755,507
1,025,000	5.250	07/01/36	1,126,721
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
42,317,000	1.289	07/01/29	33,642,015
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (D/Caa3)
9,700,000	5.250	07/01/26	5,917,000
Puerto Rico Electric Power Authority RB Refunding Series 2012 A (D/Caa3)
19,720,000	5.000	07/01/42	12,029,200
Puerto Rico Electric Power Authority RB Series 2008 WW (D/Caa3)
2,000,000	5.500	07/01/20	1,220,000
3,275,000	5.000	07/01/28	1,997,750
825,000	5.250	07/01/33	503,250
Puerto Rico Electric Power Authority RB Series 2010 XX (D/Caa3)
7,590,000	5.250	07/01/40	4,629,900

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2013 A (D/Caa3)
$5,210,000	7.000%	07/01/33	$ 3,178,100
5,205,000	6.750	07/01/36	3,175,050
5,440,000	7.000	07/01/40	3,318,400
Puerto Rico Electric Power Authority RB Series 2016 A-4 (NR/NR)
747,236	10.000	07/01/19	784,598
Puerto Rico Electric Power Authority RB Series 2016 B-4 (NR/NR)
747,235	10.000	07/01/19	784,597
Puerto Rico Electric Power Authority RB Series 2016 E-1 (NR/NR)
5,036,850	10.000	01/01/21	5,288,693
Puerto Rico Electric Power Authority RB Series 2016 E-2 (NR/NR)
5,036,850	10.000	07/01/21	5,288,693
Puerto Rico Electric Power Authority RB Series 2016 E-3 (NR/NR)
1,678,950	10.000	01/01/22	1,762,898
Puerto Rico Electric Power Authority RB Series 2016 E-4 (NR/NR)
1,678,950	10.000	07/01/22	1,762,898
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (CC/C)
3,280,000	5.250	07/01/31	3,500,416
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
265,000	5.250	07/01/34	294,444
960,000	5.250	07/01/36	1,061,626
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (D/C)(b)
4,750,000	0.000	07/01/34	1,754,412
3,750,000	0.000	07/01/35	1,306,163
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (D/Caa3)
1,000,000	6.125	07/01/23	537,500
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (D/Ca)(h)
2,000,000	6.375	08/01/39	515,000
2,700,000	6.000	08/01/42	695,250
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (D/Ca)(h)
500,000	5.000	08/01/26	128,750
4,925,000	5.375	08/01/39	1,268,187
8,470,000	5.500	08/01/42	2,181,025
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (D/Ca)(h)
40,875,000	5.250	08/01/41	10,525,312
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (D/Ca)(b)(h)
25,000,000	0.000	08/01/39	1,435,250
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1 (D/Ca)(h)
1,500,000	5.000	08/01/43	386,250
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (D/Ca)(h)
23,300,000	6.750	08/01/32	5,999,750
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (D/Ca)(b)(h)
10,000,000	0.000	08/01/33	837,300
35,085,000	0.000	08/01/35	2,555,591

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (D/Ca)(a)(h)
$10,130,000	0.000%	08/01/33	$ 2,203,275
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2009 A (D/Ca)(b)(h)
35,100,000	0.000	08/01/34	2,575,638
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2010 C (D/Ca)(b)(h)
8,400,000	0.000	08/01/37	549,780
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (D/Ca)(h)
32,290,000	6.500	08/01/44	8,314,675
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding First Subseries 2010 C (D/Ca)(h)
9,580,000	5.500	08/01/40	2,466,850
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 A-1 (D/Ca)(h)
500,000	5.250	08/01/43	128,750
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 C (D/Caa3)(h)
500,000	5.000	08/01/40	298,750
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Subseries A (D/Ca)(h)
485,000	5.750	08/01/37	124,887

			283,923,924

Rhode Island – 0.3%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BB/NR)(d)
2,500,000	6.000	09/01/23	3,137,050
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(b)
124,220,000	0.000	06/01/52	11,253,090

			14,390,140

South Carolina – 0.3%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,481,000	6.875	11/01/35	3,490,782
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/A2)
4,000,000	6.500	08/01/39	4,652,400
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (AA-/A1)
7,750,000	5.250	12/01/55	8,586,845

			16,730,027

Tennessee – 0.7%
Bristol Industrial Development Board RB for The Pinnacle Project Series 2016 A (NR/NR)(e)
7,150,000	5.000	12/01/35	7,006,428
12,450,000	5.125	12/01/42	12,079,488
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/42	1,600,020
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	6,085,695

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Tennessee – (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
$2,500,000	5.000%	07/01/40	$ 2,817,800
4,200,000	5.000	07/01/46	4,709,670
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
2,000,000	5.375	12/01/47	2,082,040

			36,381,141

Texas – 5.1%
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)(d)
3,250,000	6.200	07/01/20	3,720,080
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/35	2,105,084
2,435,000	5.000	12/01/40	2,540,070
1,950,000	5.000	12/01/45	2,020,239
Brazos River Authority Bonds Series 2003 (NR/NR)(h)
9,275,000	6.750	10/01/38	—
Brazos River Authority Bonds Series 2006 (NR/NR)(h)
4,740,000	5.000	03/01/41	—
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (BBB+/Baa2)
3,900,000	5.000	01/01/45	4,321,668
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (BBB+/Baa2)
1,600,000	5.000	01/01/40	1,789,840
2,465,000	5.000	01/01/46	2,734,425
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,920,000	7.500	09/01/45	4,283,658
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighorhood Improvement Area #1 Project Series 2015 (NR/NR)
1,845,000	6.250	09/01/45	1,910,331
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Series 2015 (NR/NR)(e)
3,250,000	5.000	04/01/32	3,382,795
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
1,545,000	4.750	05/01/38	1,599,199
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
5,685,000	4.750	11/01/42	5,862,429
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(a)
10,370,000	0.000	10/01/46	9,343,577
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,850,000	5.500	04/01/53	13,530,212
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BB+/NR)(d)
3,030,000	7.000	01/01/23	3,895,277
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(c)
1,000,000	1.462	08/15/35	880,070

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (BB-/Ba3)
$9,000,000	6.625%	07/15/38	$ 9,990,180
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (BB-/Ba3)
9,250,000	5.000	07/01/29	9,948,930
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (BB-/NR)
7,500,000	5.000	07/15/35	7,926,000
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
14,575,000	4.000	02/15/42	15,335,232
Houston Utilities System RB Refunding First Lien Series 2016 B (AA/Aa2)
11,380,000	5.000	11/15/36	13,356,592
Kaufman County Fresh Water Supply District No. 1-C Refunding for Road Series 2016 C (AGM) (AA/NR)
525,000	4.000	09/01/29	557,225
1,100,000	3.000	09/01/32	996,644
1,400,000	4.000	09/01/35	1,431,206
Lower Neches Valley Authority Industrial Development Corp. RB Refunding for Exxonmobil Project Series 2012 (AA+/Aaa)(f)
8,000,000	0.900	07/03/17	8,000,000
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (A-/Baa1)
5,200,000	6.300	11/01/29	5,604,404
Mission Economic Development Corp. RB for Natgasoline Project Senior Lien Series 2016 A (AMT) (BB-/NR)(e)
14,000,000	5.750	10/01/31	14,674,100
Mission Economic Development Corp. RB for Natgasoline Project Senior Lien Series 2016 B (AMT) (BB-/NR)(e)
9,500,000	5.750	10/01/31	9,957,425
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for NCCD College Station Properties LLC, Texas A&M University Project Series 2015 A (BBB-/Baa3)
6,180,000	5.000	07/01/47	6,577,127
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Baa3)
335,000	5.000	04/01/31	370,135
300,000	5.000	04/01/36	324,678
1,250,000	5.000	04/01/48	1,333,375
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
1,000,000	5.000	04/01/47	1,040,250
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/46	1,397,617
North Texas Tollway Authority RB First Tier Series 2009 A (A/A1)
4,790,000	6.250	01/01/39	5,117,253
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A/A1)
3,000,000	5.000	01/01/39	3,410,460

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
$280,000	5.750%	09/15/36	$ 268,976
750,000	6.000	09/15/46	715,245
Sabine River Authority Tax Bonds Series 2005 (NR/NR)(h)
5,950,000	5.200	05/01/28	—
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000	05/15/45	7,456,731
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (BBB+/Baa1)(c)
7,825,000	1.535	12/15/26	7,394,312
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (BBB+/Baa1)
18,785,000	6.250	12/15/26	22,941,369
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
3,900,000	5.000	12/31/50	4,266,366
3,900,000	5.000	12/31/55	4,251,507
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,334,075
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
5,000,000	6.750	06/30/43	5,644,200
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
7,850,000	5.000	08/15/42	8,621,341
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
301,000	4.000	12/01/21	312,944
500,000	4.000	12/01/27	492,870
1,550,000	4.750	12/01/35	1,550,883

			253,518,606

Utah – 0.6%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
17,870,000	7.100	08/15/23	19,554,069
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
11,000,000	5.000	07/01/47	12,549,680

			32,103,749

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (BBB+/Baa1)
2,250,000	5.000	10/01/42	2,391,255

Virgin Islands – 0.7%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (B/Caa1)
15,350,000	5.000	10/01/25	12,932,375
7,910,000	5.000	10/01/29	6,614,738
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (B/Caa1)
6,080,000	5.000	10/01/32	5,023,600

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B-/NR)
$8,350,000	5.000%	10/01/39	$ 6,095,500
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM) (AA/A2)
3,515,000	5.000	10/01/39	3,691,101
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa2)
2,000,000	6.000	10/01/39	1,475,000

			35,832,314

Virginia – 0.7%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB/NR)
2,700,000	5.000	10/01/45	2,967,192
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,115,000	6.250	03/01/21	3,416,252
2,000,000	6.625	03/01/26	2,195,880
7,000,000	6.875	03/01/36	7,699,650
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(b)
149,475,000	0.000	06/01/47	14,113,429
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,304,480

			34,696,883

Washington – 0.7%
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax RB Series 2016 S-1 (AAA/Aa1)
10,000,000	5.000	11/01/46	13,269,000
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(e)(i)
3,955,000	14.048	01/01/23	5,200,825
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(e)(i)
4,150,000	14.053	01/01/24	5,452,934
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
4,000,000	5.750	12/01/35	4,318,200
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/WR)(d)
3,000,000	5.000	12/01/21	3,474,840
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(d)
750,000	6.000	08/15/19	825,210
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(d)
1,750,000	6.000	08/15/19	1,925,490

			34,466,499

West Virginia – 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (A-/Baa1)
4,000,000	5.375	12/01/38	4,397,520

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Wisconsin – 0.8%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
$5,900,000	4.300%	11/01/30	$ 6,016,938
Public Finance Authority Limited Obligation RB for American Dream @ Meadowlands Project Series 2017 (NR/NR)(e)
9,490,000	7.000	12/01/50	9,931,570
Public Finance Authority Pass-Through RB for Natgasoline LLC Series 2016 (NR/NR)(e)
22,050,000	10.000	06/30/21	22,130,042
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/47	3,394,267

			41,472,817

TOTAL INVESTMENTS – 97.7% (Cost $4,722,700,574)			$4,878,147,790

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			113,717,695

NET ASSETS – 100.0%			$4,991,865,485

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $238,815,694, which represents approximately 4.8% of net assets as of June 30, 2017.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2017.

(g)	When-issued security.

(h)	Security is currently in default.

(i)	Inverse floating rate security. Interest rate disclosed is that which is in effect on June 30, 2017.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Investment Abbreviations:
AGC-ICC	—	Agency Insured Custody Certificate
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BAM	—	Build America Mutual Assurance Co.
BHAC-CR	—	Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PILOT	—	Payment in Lieu of Taxes
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
ST AID WITHHLDG	—	State Aid Withholding
ST APPROP	—	State Appropriation
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on June 30, 2017 (a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America NA	California State Various Purpose GO Bonds, Series 2003, 5.000%, 11/01/2023	$4,000	1.000%	03/20/23	0.764%	$(113,535)	$163,678
JPMorgan Chase Bank NA	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.700	06/20/21	0.516	—	453,035
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	9,000	1.000	03/20/23	0.764	(255,455)	368,277
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	15,000	1.000	09/20/23	0.821	(434,606)	588,638
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.830	06/20/21	3.375	—	(480,256)
Morgan Stanley Co., Inc.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.000	12/20/23	0.847	(183,452)	274,488
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.000	12/20/23	3.979	(496,573)	(720,817)

TOTAL						$(1,483,621)	$647,043

(a)

Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000’s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$169,400	12/21/41	3 Month LIBOR	2.250%	$(10,965,695)	$19,590,908
223,620(a)	09/20/47	3 Month LIBOR	2.500	(4,028,773)	6,006,816

TOTAL				$(14,994,468)	$25,597,724

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,703,824,801

Gross unrealized gain	410,529,965
Gross unrealized loss	(236,206,976)

Net unrealized security gain	$174,322,989

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 99.2%
Alabama – 1.9%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$1,500,000	5.000%	06/01/18	$ 1,551,285
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,020,000	5.000	08/01/17	5,034,407
Alabama State Public School & College Authority Capital Improvement RB Refunding Series 2014 B (AA/Aa1)
8,275,000	5.000	01/01/21	9,327,249
Auburn University General Fee RB Series 2011 A (AA-/Aa2)(a)
35,345,000	5.000	06/01/21	40,319,809
Black Belt Energy Gas District RB Series 2016 A (NR/A1)(b)
20,000,000	4.000	06/01/21	21,603,800
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
100,000	3.000	10/01/17	100,341
210,000	3.000	10/01/18	213,219
160,000	3.000	10/01/19	163,525
75,000	4.000	10/01/20	79,538
85,000	4.000	10/01/21	91,011
85,000	4.000	10/01/22	91,349
Industrial Development Board PCRB for Alabama Power Company Barry Plant Project RMKT 03/20/17 Series 2007 A (A-/A1)(b)
6,000,000	1.850	03/24/20	6,038,100
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,750,000	5.000	10/01/17	1,764,035
1,875,000	5.000	10/01/18	1,945,388
1,300,000	5.000	10/01/21	1,421,056
1,745,000	5.000	10/01/22	1,929,778

			91,673,890

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/Ba2)
3,260,000	4.625	06/01/23	3,261,174

Arizona – 3.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
52,475,000	1.579	01/01/37	45,496,350
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (BBB+/NR)(b)
5,000,000	2.760	02/05/20	5,080,600
Arizona School Facilities Board COPS Refunding Series 2015 A (AA-/Aa3)
8,000,000	5.000	09/01/20	8,900,800
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2014 (AA+/Aa1)
4,150,000	5.000	07/01/19	4,466,230
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/Aa1)
5,820,000	5.000	07/01/21	6,658,720
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
365,000	4.000	07/01/18	375,461
1,600,000	4.000	07/01/19	1,688,304
3,000,000	4.000	07/01/20	3,240,150
3,400,000	4.000	07/01/21	3,734,628
1,665,000	5.000	07/01/22	1,930,917
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/A1)
1,500,000	5.000	07/01/17	1,500,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Arizona – (continued)
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2015 (AA/A1)
$10,830,000	5.000%	07/01/19	$ 11,639,759
Maricopa County Arizona COPS Series 2015 (AA+/Aa1)
9,000,000	3.000	07/01/18	9,178,830
Maricopa County Arizona Paradise Valley Unified School District No. 69 GO Refunding Bonds for School Improvement Project of 2011 Series 2015 E (AA/Aa2)
12,115,000	3.000	07/01/19	12,558,652
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project RMKT 05/30/13 Series 2009 C (A-/A2)(b)
6,500,000	1.750	05/30/18	6,523,725
Maricopa County Arizona School Improvement Refunding for Peoria Unified School District No. 11 Series 2015 (AGM) (AA/A2)
3,000,000	4.000	07/01/19	3,169,230
Maricopa County Community College District GO Bonds Series 2013 (AAA/Aaa)
10,010,000	3.000	07/01/19	10,380,570
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
16,400,000	5.000	07/01/23	19,601,936
Maricopa County Phoenix High School District No. 210 School Improvement GO Refunding Bonds Series 2014 (AA/Aa2)
1,000,000	4.000	07/01/18	1,029,560
1,000,000	3.000	07/01/19	1,035,820
Pima County COPS Series 2016 A (A+/NR)
5,335,000	5.000	12/01/18	5,617,648
Pima County GO Bonds Series 2013 A (AA-/NR)
1,405,000	1.750	07/01/17	1,405,000
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)
5,000,000	2.125	06/01/18	5,021,600

			170,234,490

Arkansas – 0.8%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA/NR)
1,885,000	3.000	01/01/18	1,903,888
Arkansas State GO Bonds for Four-Lane Highway Construction & Improvement Series 2013 (AA/Aa1)
17,775,000	3.250	06/15/22	19,052,845
Jefferson County Pollution Control RB Refunding for Entergy Arkansas, Inc. Project Series 2013 (A/A2)
3,000,000	1.550	10/01/17	3,003,210
Little Rock Arkansas School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
6,000,000	3.000	02/01/21	6,328,800
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,240,000	3.000	04/01/20	1,295,440
1,075,000	3.000	10/01/20	1,129,922
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
1,915,000	2.000	11/01/17	1,921,377
1,465,000	2.000	11/01/18	1,482,023
720,000	2.000	11/01/19	730,649

			36,848,154

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – 8.9%
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (AMBAC) (BBB+/Baa2)(d)
$745,000	0.000%	10/01/19	$ 705,053
255,000	0.000	10/01/20	234,399
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (ETM) (AMBAC) (AAA/Aaa)(a)(d)
9,420,000	0.000	10/01/19	9,183,558
12,300,000	0.000	10/01/20	11,806,278
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA/A2)
50,000	5.000	02/01/24	51,136
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(b)
10,000,000	1.810	05/01/23	10,198,400
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa3)(b)
7,000,000	1.810	05/01/23	7,138,880
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 12/20/12 Series 2007 E-3 (AA/Aa3)(b)
1,225,000	1.610	10/01/19	1,231,823
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(b)
15,000,000	2.160	04/01/27	15,444,450
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2014 (AA/Aa3)(b)
2,000,000	1.500	04/02/18	2,002,440
Benicia Unified School District GO Refunding Bonds Series 1997 A (NATL-RE FGIC) (A+/Aa3)(d)
1,735,000	0.000	08/01/17	1,733,838
1,510,000	0.000	08/01/18	1,492,076
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
735,000	3.000	09/01/17	735,742
1,000,000	3.250	09/01/18	1,009,930
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/Baa1)
750,000	5.000	02/01/18	765,473
1,000,000	5.000	02/01/19	1,053,120
1,100,000	5.000	02/01/20	1,191,454
California Municipal Finance Authority RB Refunding for NorthBay Healthcare Group Series 2013 B (BBB-/NR)
3,480,000	5.000	11/01/17	3,514,730
California Municipal Finance Authority RB Refunding for NorthBay Healthcare Group Series 2016 A (BBB-/NR)
750,000	2.000	11/01/18	750,382
855,000	2.000	11/01/19	853,256
800,000	3.000	11/01/20	821,144
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
150,000	3.000	06/01/20	152,507
100,000	4.000	06/01/22	104,851
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (A-/NR)
1,900,000	1.500	06/01/18	1,907,486

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California State University Systemwide RB Series 2016 B-1 (AA-/Aa2)(b)
$10,000,000	3.000%	11/01/19	$ 10,282,700
California State Various Purpose GO Bonds Series 2009 (AA-/Aa3)
22,955,000	6.000	04/01/38	24,858,658
California State Various Purpose GO Bonds Series 2011 (AA-/Aa3)
5,070,000	5.000	10/01/19	5,504,296
California State Various Purpose GO Bonds Series 2016 (AA-/Aa3)(b)
5,000,000	5.000	09/01/20	5,586,050
52,000,000	4.000	12/01/21	56,992,520
California State Various Purpose GO Refunding Bonds Series 2012 (AA-/Aa3)
2,055,000	5.000	09/01/19	2,225,010
Carlsbad Improvement Bonds Refunding Reassessment District No. 2012-1 Series 2013 (NR/NR)
400,000	3.000	09/02/17	400,984
Corona-Norco Unified School District Public Financing Authority Special Tax Refunding Senior Lien Series 2013 A (A-/NR)
275,000	4.000	09/01/18	284,042
Del Mar Race Track Authority RB Series 2015 (BBB-/NR)
295,000	3.000	10/01/17	295,982
Fontana Redevelopment Agency Tax Allocation Refunding for Jurupa Hills Redevelopment Project Series 1999 A (A/NR)
240,000	5.500	10/01/17	240,643
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
6,000,000	5.000	06/01/20	6,594,240
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (BBB+/NR)
5,000,000	5.000	06/01/21	5,618,400
6,000,000	5.000	06/01/22	6,869,700
6,000,000	5.000	06/01/23	6,961,140
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
1,215,000	4.000	09/02/17	1,220,467
1,250,000	4.000	09/02/18	1,289,738
1,895,000	4.000	09/02/19	1,992,611
Irvine City Limited Obligation Improvement Bond Reassessment District No. 13-1 Series 2013 (BBB+/NR)
625,000	2.000	09/02/17	625,850
Irvine City Limited Obligation Improvement Bond Reassessment District No. 15-2 Series 2015 (NR/NR)
400,000	3.000	09/02/17	401,180
500,000	4.000	09/02/18	515,600
1,000,000	4.000	09/02/19	1,053,690
725,000	4.000	09/02/20	777,396
775,000	5.000	09/02/21	873,851
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/22	2,035,133
1,135,000	5.000	09/01/23	1,327,587
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/23	667,296
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/23	578,323

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
$255,000	3.000%	09/01/22	$ 267,934
415,000	4.000	09/01/23	459,521
Lake Elsinore Public Financing Authority Local Agency RB Refunding for Community Facilities District No. 88-3 Series 2015 B (AGM) (AA/NR)
1,235,000	5.000	09/01/20	1,372,851
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
355,000	3.000	09/01/17	355,984
1,495,000	4.000	09/01/18	1,537,712
1,000,000	4.000	09/01/19	1,050,350
840,000	5.000	09/01/21	940,993
Long Beach California Harbor Revenue Short-Term Notes Series 2014 C (AA/NR)
20,000,000	5.000	11/15/18	21,079,200
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (A/A3)
540,000	5.500	07/01/17	540,000
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa1)
10,000,000	5.000	07/01/17	10,000,000
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA/Aa2)
1,500,000	5.000	08/01/18	1,565,295
Manteca Unified School District Special Tax Community Facilities District No. 1989-2 Series 2013 B (AGM) (AA/A2)
275,000	4.000	09/01/17	276,265
Metropolitan Water District of Southern California RB Refunding RMKT 03/29/17 Series 2017 B-3 (AAA/Aa1)(b)
1,500,000	0.780	07/03/17	1,500,000
Metropolitan Water District RB Series 2017 A (AAA/Aa1)(b)
4,250,000	0.780	07/03/17	4,250,000
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
1,895,000	4.000	09/01/17	1,903,641
3,075,000	4.000	09/01/19	3,247,969
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,000,000
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
225,000	4.000	08/01/17	225,466
350,000	5.000	08/01/18	364,469
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/18	2,047,648
1,000,000	5.000	09/01/19	1,072,970
Natomas Unified School District GO Refunding Bonds Series 2013 (BAM) (AA/A1)
410,000	3.000	09/01/18	419,180
730,000	4.000	09/01/20	790,918
650,000	4.000	09/01/21	717,665
Orange County Sanitation District COPS RB Refunding Certificate Anticipation Notes Series 2016 B (AAA/NR)
21,065,000	2.000	12/15/18	21,388,980

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/A3)(a)
$100,000	5.000%	10/01/17	$ 100,973
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
385,000	3.000	09/02/18	391,098
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
355,000	2.000	09/01/17	355,309
450,000	3.000	09/01/18	456,952
650,000	4.000	09/01/20	689,312
380,000	4.000	09/01/22	410,636
Rancho Cucamonga Redevelopment Agency Set Aside Allocation for Rancho Redevelopment Housing Series 2007 A (ETM) (NATL-RE) (A+/A3)(a)
150,000	5.500	09/01/17	151,061
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
175,000	2.000	09/01/18	176,759
725,000	3.000	09/01/19	748,098
1,000,000	4.000	09/01/20	1,069,340
675,000	5.000	09/01/21	755,865
800,000	5.000	09/01/22	907,280
1,835,000	5.000	09/01/23	2,100,690
Roseville Finance Authority Special Tax Revenue Refunding Bonds Series 2012 (A/NR)
1,855,000	3.000	09/01/17	1,860,639
Sacramento City Schools Joint Powers Financing Authority Lease RB Refunding Series 2014 A (BAM) (AA/NR)
1,000,000	4.000	03/01/18	1,020,450
Sacramento County Regional Transit District Farebox RB Series 2012 (ETM) (A-/A3)(a)
250,000	5.000	03/01/18	256,670
730,000	5.000	03/01/19	777,362
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(c)
43,220,000	1.335	12/01/35	38,591,138
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA/NR)
1,515,000	3.000	09/01/17	1,520,015
1,310,000	3.000	09/01/18	1,340,863
San Bernardino City Unified School District GO Refunding Bonds Series 2013 A (A/A2)
800,000	5.000	08/01/18	833,336
San Bernardino City Unified School District GO Refunding Bonds Series 2013 A (AGM) (AA/A2)
150,000	5.000	08/01/19	161,679
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA+/Aa1)
2,750,000	4.000	06/15/19	2,904,963
San Francisco City & County Public Utilities Commission Water RB Refunding Series 2009 A (AA-/Aa3)(a)
19,915,000	5.125	11/01/19	21,750,167

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (AA-/A2)
$135,000	5.250%	08/01/17	$ 135,105
San Francisco City & County Unified School District Election 2016 GO Bonds Series 2017 A (AA-/Aa2)
13,335,000	3.000	06/15/19	13,843,864
San Jacinto Redevelopment Agency Tax Allocation for Redevelopment Project Area Series 2005 (XLCA) (A-/WR)
160,000	3.900	08/01/17	160,376
San Juan Unified School District Election of 2012 GO Bonds Series 2014 B (NR/Aa2)
2,000,000	3.000	08/01/19	2,078,360
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
1,260,000	2.250	09/01/17	1,262,293
1,000,000	4.000	09/01/19	1,055,150
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE FGIC) (AA/Aa1)(d)
2,000,000	0.000	07/01/18	1,975,960
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (AA-/A3)
600,000	5.250	09/01/18	601,794
Stockton Public Financing Authority RB Refunding Series 2016 A (A-/NR)
400,000	2.000	09/02/17	400,496
710,000	2.000	09/02/18	715,680
410,000	2.000	09/02/19	415,465
Stockton Unified School District GO Refunding Bonds Series 2012 (AGM) (AA/A2)
400,000	4.000	07/01/17	400,000
1,090,000	5.000	07/01/19	1,172,164
Temecula Public Financing Authority for Wolf Creek Community Facilities District 03-03 Series 2012 Special Tax Refunding Bonds (NR/NR)
600,000	3.000	09/01/17	601,014
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B+/Ba2)
1,120,000	4.750	06/01/23	1,127,874
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(c)
3,500,000	1.402	05/15/30	3,366,580
15,000,000	1.532	05/15/43	12,661,500
Ventura County Capital Appreciation GO Bonds for Conejo Valley Unified School District for Election of 2014 Series A (AGM) (AA/A1)(d)
1,775,000	0.000	08/01/20	1,672,370
Western Riverside Water and Wastewater Financing Authority Local Agency RB Refunding Series 2013 A-1 (BBB+/NR)
525,000	4.000	09/01/17	527,263

			422,034,467

Colorado – 1.1%
Colorado E-470 Public Highway Authority Senior RB Refunding Series 2015 A (A-/A3)
1,000,000	5.000	09/01/20	1,108,350
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
500,000	4.000	12/01/18	516,855
1,000,000	5.000	12/01/20	1,099,230

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Denver Colorada City & County Board Water Commissioners RB Refunding for Master Resolution Water Series 2016 A (AAA/Aaa)
$2,770,000	5.000%	09/15/21	$ 3,184,281
Denver Colorada City & County Board Water Commissioners RB Refunding for Master Resolution Water Series 2016 B (AAA/Aaa)
2,655,000	5.000	09/15/21	3,052,082
Denver Colorado City & County COPS Series 2008 A2 (AA+/Aa1)(b)
8,000,000	0.920	07/03/17	8,000,000
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(c)
16,355,000	1.905	12/01/33	14,513,918
E-470 Public Highway Authority Senior RB Series 2017 A (A-/A3)(b)
5,250,000	1.722	09/01/19	5,266,747
University of Colorado Hospital Authority RB Series 2017 C-1 (AA-/Aa3)(b)
6,360,000	4.000	03/01/20	6,705,221
University of Colorado Hospital Authority RB Series 2017 C-2 (AA-/Aa3)(b)
7,215,000	5.000	03/01/22	8,177,986

			51,624,670

Connecticut – 2.0%
Connecticut State GO Bonds Series 2013 A (A+/A1)(c)
2,000,000	1.330	03/01/18	2,002,340
Connecticut State GO Bonds Series 2013 C (A+/A1)
7,555,000	5.000	07/15/19	8,052,270
Connecticut State GO Bonds Series 2015 C (A+/A1)(c)
10,000,000	1.710	06/15/20	10,012,600
Connecticut State GO Bonds Series 2016 D (A+/A1)
12,490,000	5.000	08/15/20	13,688,790
Connecticut State GO Refunding Bonds Series 2017 B (A+/A1)
18,110,000	3.000	04/15/22	18,854,864
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA/A2)
1,000,000	2.000	07/01/17	1,000,000
1,260,000	4.000	07/01/18	1,293,352
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 B-1 (AAA/Aaa)(b)
19,180,000	5.000	07/01/20	21,335,448
New Haven GO Refunding Bonds Series 2015 B (BAM) (AA/Baa1)
6,115,000	5.000	08/15/21	6,801,715
Town of Hamden GO Refunding Bonds Series 2013 (A+/Baa1)
1,685,000	5.000	08/15/18	1,749,940
2,000,000	5.000	08/15/19	2,132,220
University of Connecticut RB Refunding Series 2010 A (AA-/A1)
2,775,000	5.000	02/15/21	3,025,472
West Haven GO Refunding Bonds Series 2012 (AGM) (AA/A2)
2,000,000	4.000	08/01/17	2,003,600
2,100,000	4.000	08/01/18	2,156,154

			94,108,765

Delaware – 0.1%
Delaware Transportation Authority Transportation System Senior RB Refunding Series 2010 A (AA+/Aa2)
1,900,000	5.000	07/01/19	2,044,400

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Delaware – (continued)
New Castle County GO Refunding Bonds Series 2015 (AAA/Aaa)
$1,000,000	5.000%	10/01/20	$ 1,120,240
Sussex County Delaware GO Refunding Bonds Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	868,564

			4,033,204

Florida – 3.1%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB-/NR)
315,000	2.000	05/01/18	315,022
320,000	2.000	05/01/19	318,918
325,000	2.000	05/01/20	321,565
335,000	2.250	05/01/21	330,876
340,000	2.250	05/01/22	331,769
350,000	2.500	05/01/23	340,707
Atlantic Beach Health Care Facilities RB Refunding for Fleet Landing Project Series 2013 A (BBB/NR)
970,000	4.000	11/15/18	999,148
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
160,000	2.000	05/01/18	160,544
165,000	2.000	05/01/19	165,498
170,000	2.000	05/01/20	169,628
170,000	2.000	05/01/21	167,958
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
570,000	2.000	05/01/18	571,938
580,000	2.300	05/01/19	584,849
600,000	2.600	05/01/20	608,490
615,000	3.000	05/01/21	629,963
500,000	3.125	05/01/22	512,265
500,000	3.250	05/01/23	510,910
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
125,000	2.000	05/01/18	125,425
105,000	2.000	05/01/19	105,317
130,000	2.250	05/01/20	130,601
130,000	2.250	05/01/21	129,620
135,000	2.250	05/01/22	132,991
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
1,000,000	1.900	09/01/20	1,003,350
1,250,000	2.125	09/01/22	1,255,762
1,100,000	2.250	09/01/23	1,102,508
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
210,000	2.000	05/01/18	210,491
215,000	2.000	05/01/19	215,151
220,000	2.000	05/01/20	218,742
225,000	2.250	05/01/21	223,283
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
185,000	2.750	11/01/17	185,808
190,000	3.000	11/01/18	193,783
195,000	3.250	11/01/19	201,753

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
$1,375,000	5.000%	05/01/18	$ 1,413,789
1,890,000	5.000	05/01/19	1,998,788
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB-/NR)
795,000	2.000	05/01/18	795,056
810,000	2.000	05/01/19	807,262
830,000	2.000	05/01/20	821,227
845,000	2.000	05/01/21	826,968
860,000	2.125	05/01/22	834,363
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
114,000	2.125	05/01/18	114,382
117,000	2.125	05/01/19	117,342
119,000	2.375	05/01/20	119,532
122,000	2.625	05/01/21	122,727
126,000	2.750	05/01/22	126,223
Country Walk Community Development District Special Assessment Senior Lien RB Refunding Series 2015 A-1 (A-/NR)
180,000	2.250	05/01/18	181,138
180,000	2.500	05/01/19	182,502
185,000	2.750	05/01/20	188,935
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
250,000	2.400	05/01/18	251,885
250,000	2.700	05/01/19	254,367
250,000	3.000	05/01/20	257,025
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
1,415,000	2.000	05/01/18	1,421,311
1,445,000	2.000	05/01/19	1,455,317
1,475,000	2.000	05/01/20	1,484,278
1,505,000	2.125	05/01/21	1,515,746
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (A-/Baa1)
500,000	5.000	04/01/18	513,910
500,000	5.000	04/01/19	529,515
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2008 C (AAA/Aa1)
2,990,000	5.000	06/01/20	3,210,124
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2011 A (AAA/Aa1)
5,810,000	5.000	06/01/21	6,437,945
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-1 (AMBAC) (A/A2)(b)
1,700,000	1.523	10/01/21	1,602,521
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-2 (AMBAC) (A/A2)(c)
5,550,000	1.523	10/01/21	5,165,571
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-3 (AMBAC) (A/A2)(c)
1,425,000	1.523	10/01/21	1,326,274

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
$215,000	2.000%	05/01/18	$ 215,731
220,000	2.000	05/01/19	220,664
225,000	2.000	05/01/20	224,507
230,000	2.000	05/01/21	227,238
235,000	2.500	05/01/22	234,149
245,000	2.500	05/01/23	240,556
245,000	2.500	05/01/24	236,168
255,000	2.750	05/01/25	247,284
260,000	3.000	05/01/26	253,287
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)(e)(f)
215,000	3.500	05/01/19	221,381
225,000	3.500	05/01/20	233,777
235,000	3.500	05/01/21	245,157
245,000	3.500	05/01/22	255,408
250,000	3.500	05/01/23	259,140
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)(f)
170,000	4.000	05/01/18	173,228
175,000	4.000	05/01/19	181,724
185,000	4.000	05/01/20	195,240
190,000	4.000	05/01/21	202,798
200,000	4.000	05/01/22	215,064
205,000	4.000	05/01/23	221,191
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
415,000	2.000	05/01/18	415,971
425,000	2.250	05/01/19	427,189
535,000	2.500	05/01/20	539,210
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
275,000	2.000	05/01/18	275,020
280,000	2.000	05/01/19	279,054
285,000	2.250	05/01/20	283,914
290,000	2.250	05/01/21	286,430
295,000	2.250	05/01/22	287,858
305,000	2.500	05/01/23	296,902
315,000	2.750	05/01/24	306,369
320,000	3.000	05/01/25	311,267
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
6,315,000	5.000	11/15/17	6,404,105
6,250,000	5.000	11/15/18	6,568,937
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (A-/NR)
285,000	3.800	05/01/18	290,384
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB+/Baa1)
1,750,000	4.000	11/15/17	1,763,580
2,220,000	4.000	11/15/18	2,281,871
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (A+/A1)(e)
2,300,000	4.000	03/01/18	2,344,160
2,390,000	5.000	03/01/19	2,537,750
2,510,000	5.000	03/01/20	2,736,201
2,635,000	5.000	03/01/21	2,949,592
2,770,000	5.000	03/01/22	3,169,185
Miami-Dade County Aviation RB for Miami International Airport Series 2007 A (AMT) (NATL-RE) (A/A2)
15,000,000	5.000	10/01/39	15,109,800

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Miami-Dade County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2006 (A-/NR)
$2,000,000	1.500%	10/01/18	$ 2,010,760
Orlando Florida Capital Improvement Special RB Refunding Series 2016 B (AA/Aa2)
1,525,000	5.000	10/01/21	1,752,042
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,245,000	5.000	04/01/18	1,274,705
1,305,000	5.000	04/01/19	1,372,351
1,375,000	5.000	04/01/20	1,480,064
Orlando Utilities Commission, Utility System RB Refunding Series 2017 A (AA/Aa2)(b)
7,340,000	3.000	10/01/20	7,748,471
Palm Beach County Health Facilities Authority Hospital RB Refunding for Jupiter Medical Center, Inc. Project Series 2013 A (BBB+/Baa2)
720,000	4.000	11/01/17	725,119
630,000	4.000	11/01/18	646,979
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
475,000	2.000	05/01/18	476,111
485,000	2.000	05/01/19	485,340
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A/NR)
135,000	2.250	05/01/18	136,007
140,000	2.875	05/01/19	143,237
Portofino Isles Community Development District Special Assessment Refunding Series 2013 (BBB-/NR)
225,000	2.625	05/01/18	226,152
230,000	3.000	05/01/19	233,301
Reunion East Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,930,000	4.000	05/01/20	1,978,366
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
355,000	2.000	05/01/18	356,207
360,000	2.000	05/01/19	361,087
365,000	2.000	05/01/20	364,201
375,000	2.000	05/01/21	370,496
385,000	2.500	05/01/22	383,606
395,000	2.500	05/01/23	387,835
405,000	2.500	05/01/24	390,400
415,000	2.750	05/01/25	402,442
425,000	3.000	05/01/26	414,026
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
95,000	2.500	05/01/18	95,793
90,000	2.750	05/01/19	91,653
100,000	3.000	05/01/20	102,810
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
215,000	2.000	05/01/18	215,451
380,000	2.125	05/01/19	381,110
390,000	2.250	05/01/20	390,417
400,000	2.625	05/01/21	402,384
405,000	2.875	05/01/22	407,993

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
$280,000	2.000%	11/01/17	$ 280,073
320,000	2.000	11/01/18	319,747
325,000	2.000	11/01/19	323,170
330,000	2.250	11/01/20	327,802
330,000	2.250	11/01/21	324,242
335,000	2.250	11/01/22	324,816
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (BBB/NR)
295,000	2.000	05/01/18	295,690
300,000	2.000	05/01/19	300,210
310,000	2.000	05/01/20	308,227
100,000	2.000	05/01/21	98,331
100,000	2.125	05/01/22	97,372
100,000	2.375	05/01/23	96,840
100,000	2.500	05/01/24	95,858
100,000	2.750	05/01/25	96,100
100,000	3.000	05/01/26	96,452
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
330,000	4.000	05/01/18	335,356
345,000	4.125	05/01/19	356,834
375,000	4.375	05/01/21	399,180
390,000	4.500	05/01/22	419,862
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB+/NR)
110,000	2.500	05/01/18	110,820
115,000	2.875	05/01/19	117,139
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
240,000	2.000	05/01/18	240,797
245,000	2.000	05/01/19	245,870
250,000	2.000	05/01/20	250,612
255,000	2.250	05/01/21	256,206
260,000	2.250	05/01/22	259,878
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
170,000	2.000	05/01/18	170,578
175,000	2.000	05/01/19	175,528
175,000	2.000	05/01/20	174,617
180,000	2.250	05/01/21	181,109
185,000	2.250	05/01/22	182,247
Tampa Tax Allocation RB Refunding Cigarette - H. Lee Moffitt Cancer Center Series 2012 A (A+/A1)
425,000	4.000	09/01/17	427,023
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
110,000	3.000	05/01/18	111,364
110,000	3.250	05/01/19	113,001
115,000	3.500	05/01/20	119,800
115,000	3.750	05/01/21	121,407
125,000	3.875	05/01/22	132,930
125,000	4.000	05/01/23	133,485
135,000	4.125	05/01/24	144,038
140,000	4.150	05/01/25	148,813
145,000	4.250	05/01/26	154,506

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
$415,000	2.300%	05/01/19	$ 417,506
125,000	2.600	05/01/20	126,324
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB-/NR)
165,000	2.000	05/01/18	165,012
170,000	2.000	05/01/19	169,425
170,000	2.000	05/01/20	168,203
355,000	2.250	05/01/21	350,630
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
230,000	2.500	05/01/18	232,712
235,000	2.875	05/01/19	241,932
240,000	3.000	05/01/20	246,478
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(e)
295,000	2.000	05/01/18	295,690
300,000	2.250	05/01/19	301,545
305,000	2.500	05/01/20	307,400
315,000	2.750	05/01/21	318,304
325,000	3.000	05/01/22	329,225
335,000	3.100	05/01/23	337,302
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
960,000	4.500	05/01/23	1,013,530
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
250,000	4.000	05/01/18	254,860
250,000	4.000	05/01/19	259,797
355,000	4.000	05/01/20	373,762
365,000	4.000	05/01/21	388,933
380,000	4.000	05/01/22	408,044
400,000	4.000	05/01/23	431,172
420,000	4.000	05/01/24	454,058
325,000	4.000	05/01/25	351,023
Village Community Development District No. 7 Special Assessment RB Refunding Series 2015 (A/NR)
1,435,000	3.000	05/01/19	1,466,441
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
185,000	2.000	11/01/17	185,043
195,000	2.000	11/01/18	194,442
195,000	2.000	11/01/19	193,378
200,000	2.250	11/01/20	198,288
205,000	2.250	11/01/21	201,507
210,000	2.250	11/01/22	204,630
215,000	2.500	11/01/23	209,698
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
375,000	2.500	05/01/18	377,794
385,000	2.000	05/01/19	386,162
390,000	2.375	05/01/20	393,128
400,000	2.625	05/01/21	404,280

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
$95,000	2.250%	05/01/18	$ 95,600
95,000	2.875	05/01/19	96,956

			148,544,157

Georgia – 4.5%
Atlanta Water & Wastewater RB Refunding Series 2009 A (AA-/Aa2)(a)
9,145,000	6.000	11/01/19	10,159,363
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (A-/A3)(b)
6,500,000	1.850	08/22/19	6,482,515
City of Augusta GO Bonds Series 2016 (NR/Aa2)
12,810,000	5.000	10/01/19	13,880,660
12,135,000	5.000	10/01/20	13,544,965
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
34,820,000	4.000	10/01/20	37,823,921
31,115,000	4.000	10/01/21	34,471,064
18,845,000	4.000	10/01/22	21,208,540
Dougherty County School District Sales Tax GO Bonds for Georgia State Aid Intercept Program Series 2013 (ST AID WITHHLDG) (NR/Aa1)
2,055,000	5.000	12/01/17	2,088,949
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,036,603
Georgia State GO Refunding Bonds Series 2011 E-2 (AAA/Aaa)
11,495,000	4.000	09/01/17	11,550,521
9,265,000	5.000	09/01/21	10,654,472
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
14,215,000	4.500	10/01/17	14,337,960
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (ETM) (NR/NR)(a)
1,550,000	4.500	10/01/17	1,562,927
Jackson County School District GO Refunding Bonds Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
4,215,000	5.000	03/01/18	4,326,908
Metropolitan Atlanta Rapid Transit Authority RB Series 2000 A (AAA/Aa1)(b)
7,700,000	1.210	07/01/25	7,700,000
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
13,905,000	1.369	10/01/24	13,721,593
Public Gas Partners Inc., Gas Project RB for Gas Supply Pool No. 1 Series 2009 A (A+/WR)
5,950,000	5.000	10/01/19	6,389,765
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
2,000,000	3.000	10/01/17	2,010,140

			212,950,866

Guam – 0.2%
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
355,000	5.000	12/01/17	360,080
1,000,000	5.000	12/01/18	1,046,820
1,500,000	5.000	12/01/19	1,612,725

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Guam – (continued)
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (A/NR)
$265,000	4.000%	11/15/18	$ 271,702
3,775,000	5.000	11/15/21	4,168,619
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
310,000	5.000	07/01/21	341,208
500,000	5.000	07/01/22	558,500

			8,359,654

Hawaii – 0.6%
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa1)
15,000,000	3.000	10/01/21	16,034,700
Honolulu City and County GO Bonds Series C (AA+/Aa1)
10,220,000	4.000	10/01/19	10,863,349

			26,898,049

Idaho – 0.0%
Boise City Independent School District GO Refunding Bonds Series 2012 B (AA/Aa1)
2,095,000	4.000	08/01/18	2,163,046

Illinois – 8.5%
Chicago Illinois Board of Education Dedicated Revenues Series 2007 D (AGM) (AA/A2)
5,000,000	5.000	12/01/21	5,056,700
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL-RE-IBC FGIC) (A/A3)
1,575,000	5.250	12/01/20	1,687,723
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE FGIC) (A/A3)(d)
1,070,000	0.000	12/01/17	1,057,139
6,595,000	0.000	12/01/19	6,080,392
Chicago Illinois Board of Education GO Refunding Bonds Series 2015 A (B/NR)(c)
28,245,000	9.000	03/01/32	28,245,000
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series C (BBB+/Ba1)(d)
4,645,000	0.000	01/01/23	3,436,278
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (A/A3)
10,020,000	5.500	01/01/23	10,938,934
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
2,000,000	5.000	01/01/23	2,034,500
Chicago Illinois GO Bonds Project and Refunding Series 2009 A (BBB+/Ba1)
5,400,000	5.000	01/01/22	5,476,734
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,075,000	5.000	01/01/22	2,126,024
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (A/A3)
5,000,000	5.000	01/01/30	5,065,850
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,345,000	5.000	01/01/22	14,697,743
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
1,350,000	5.000	01/01/20	1,375,879
2,000,000	5.000	01/01/21	2,047,460
16,000,000	5.000	01/01/22	16,393,440
13,250,000	5.000	01/01/23	13,478,563

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Midway Airport Second Lien RB Refunding Series 2014 B (A/A3)
$400,000	5.000%	01/01/19	$ 422,992
Chicago Illinois Modern Schools Across Chicago Program GO Bonds Series 2010 A (BBB+/Ba1)
6,450,000	4.000	12/01/17	6,477,670
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,000,000	5.000	01/01/21	4,489,720
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (AA/NR)
1,250,000	5.000	01/01/21	1,351,100
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/21	1,100,180
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
2,050,000	5.000	01/01/21	2,255,369
1,450,000	5.000	01/01/22	1,627,799
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
600,000	5.000	01/01/21	660,108
1,660,000	5.000	01/01/22	1,863,549
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
2,500,000	5.000	11/01/20	2,743,025
Cook County Illinois GO Refunding Bonds Series 2012 C (AA-/A2)
1,500,000	5.000	11/15/19	1,606,350
1,000,000	4.000	11/15/20	1,062,950
Glenview GO Refunding Bonds Series 2012 B (NR/Aaa)
1,365,000	4.000	12/01/18	1,417,416
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA-/Aa2)(b)
6,000,000	1.550	02/13/20	6,004,560
Illinois Finance Authority RB for Prairie Power, Inc. Project RMKT 05/08/17 Series 2017 A (A/NR)(b)
7,000,000	1.750	05/06/20	7,019,250
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
2,070,000	3.250	05/15/22	2,108,191
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
220,000	4.000	09/01/17	220,819
255,000	4.000	09/01/20	270,180
500,000	4.000	09/01/21	534,700
Illinois State GO Bonds First Series 2001 (NATL-RE) (A/A3)
3,000,000	5.500	08/01/17	3,007,320
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
14,360,000	4.000	01/01/19	14,465,115
2,445,000	5.000	03/01/19	2,502,898
Illinois State GO Bonds Series 2012 A (BBB-/Baa3)
10,085,000	3.000	01/01/18	10,118,886
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
9,070,000	5.000	07/01/17	9,070,000
3,645,000	5.000	07/01/19	3,743,379
3,990,000	5.500	07/01/24	4,223,056
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
3,450,000	4.000	02/01/18	3,480,015
3,730,000	5.000	02/01/19	3,814,634

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Refunding Bonds Series 2009 A (BBB-/Baa3)
$16,000,000	4.000%	09/01/20	$ 16,069,280
Illinois State GO Refunding Bonds Series 2010 (BBB-/Baa3)
18,505,000	5.000	01/01/18	18,745,010
16,490,000	5.000	01/01/20	17,030,212
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
6,970,000	5.000	08/01/17	6,984,079
7,295,000	5.000	08/01/19	7,499,698
10,925,000	5.000	08/01/20	11,362,219
Illinois State GO Refunding Bonds Series 2016 (BBB-/Baa3)
20,000,000	5.000	02/01/20	20,675,800
25,110,000	5.000	02/01/21	26,046,854
5,000,000	5.000	02/01/22	5,204,650
Illinois State Sales Tax RB Junior Obligation Series 2016 A (AA-/NR)
1,475,000	5.000	06/15/22	1,655,599
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (AA-/NR)
675,000	4.000	06/15/21	719,570
2,875,000	5.000	06/15/22	3,227,015
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (AA-/NR)
3,185,000	4.000	06/15/21	3,395,306
McHenry and Lake County Community Highschool No. 156 GO Refunding Bonds Series 2013 (NR/Aa2)
2,690,000	3.000	02/01/18	2,719,698
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 1993 A (NATL-RE) (A/A3)(d)
2,505,000	0.000	06/15/18	2,446,158
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	3.000	10/01/17	841,966
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
2,000,000	5.000	03/01/21	2,226,740
State of Illinois Build Illinois Sales Tax RB Refunding Bonds Series 2010 (AA-/NR)
1,170,000	5.000	06/15/18	1,206,574
State of Illinois GO Bonds Series 2010 (BBB-/Baa3)
3,245,000	5.000	02/01/23	3,364,481
State of Illinois GO Refunding Bonds Series 2010 (BBB-/Baa3)
2,360,000	5.000	02/01/23	2,446,895
University of Illinois Board Trustees COP RB Refunding Series 2016 A (A-/A1)
13,775,000	2.000	08/15/17	13,786,020
5,250,000	5.000	08/15/20	5,685,907
5,000,000	5.000	08/15/21	5,483,000
Will & Kendall Counties Community Consolidated School District No. 202 GO Refunding Bonds Series 2017 (NR/Aa2)
9,650,000	2.000	01/01/19	9,734,823

			405,417,144

Indiana – 0.6%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2008 (A-/A1)(b)
15,000,000	1.850	10/01/19	15,105,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Indiana – (continued)
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (ETM) (NR/WR)(a)
$1,085,000	5.500%	08/01/17	$ 1,088,461
4,585,000	5.625	08/01/18	4,810,995
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
855,000	5.000	05/01/20	934,062
Indiana Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A+/NR)
800,000	5.000	03/01/18	820,544
500,000	5.000	03/01/19	530,655
650,000	5.000	03/01/20	698,548
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB RMKT 06/01/17 Series 2017 A-9 (AA+/Aa3)(b)
5,000,000	1.375	05/01/20	4,984,850

			28,973,115

Iowa – 0.0%
Iowa Finance Authority Health Facilities RB for Mercy Medical Center Projects Series 2012 (A/A2)
1,400,000	4.000	08/15/17	1,403,724
Iowa Finance Authority State Revolving Fund RB Series 2013 (AAA/Aaa)
1,000,000	5.000	08/01/18	1,042,980

			2,446,704

Kansas – 0.6%
Johnson County Public Building Commission RB Refunding for Kansas Lease Purchase Series 2015 B (AAA/Aaa)
2,735,000	2.000	09/01/19	2,787,785
3,810,000	2.000	09/01/20	3,901,631
Johnson County Unified School District No. 229 GO Bonds for Kansas Blue Valley Series 2015 B (AA+/Aaa)
8,125,000	5.000	10/01/19	8,813,431
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/Aa2)
3,455,000	4.000	10/01/20	3,748,467
3,000,000	4.000	10/01/21	3,310,560
Wichita GO Refunding Bonds Series 2012 A (AA+/Aa1)
2,585,000	4.000	09/01/19	2,738,911
Wichita GO Sales Tax Bonds Series 2012 D (AA+/Aa1)
1,130,000	3.000	10/01/19	1,174,737

			26,475,522

Kentucky – 1.3%
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BBB/Baa3)
200,000	5.000	06/01/18	205,812
350,000	5.000	06/01/19	369,502
500,000	5.000	06/01/20	539,150
1,100,000	5.000	06/01/21	1,209,373
2,450,000	5.000	06/01/22	2,734,519
1,000,000	5.000	06/01/23	1,130,520
Kentucky Public Transportation Infrastructure Authority Subordinate Toll Revenue BANS for Downtown Crossing Project Series 2013 A (BBB-/Baa3)
15,000,000	5.000	07/01/17	15,000,000
Kentucky State Property and Buildings Commission for Project 100 RB Refunding Series 2011 A (A/Aa3)
5,040,000	4.000	08/01/17	5,050,886

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky State Property and Buildings Commission for Project 99 RB Refunding Series 2010 A (A/Aa3)
$4,480,000	5.000%	11/01/18	$ 4,697,862
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2016 A (AA-/Aa2)
950,000	2.000	07/01/20	967,452
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
625,000	5.000	10/01/19	670,194
550,000	5.000	10/01/20	605,253
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Company Project RMKT 06/01/17 Series 2017 A (A/A1)(b)
4,000,000	1.250	06/03/19	3,990,960
Louisville & Jefferson County PCRB for Louisville Gas & Electric Company Project RMKT 04/03/17 Series 2003 A (A/A1)(b)
6,000,000	1.500	04/01/19	6,015,360
Trimble County Kentucky Pollution Control RB for Gas and Electric Company Project Series 2001 A (A/A1)(b)
6,000,000	1.050	03/01/18	5,993,340
University of Kentucky General Receipts RB Refunding Series 2015 B (AA/Aa2)
3,730,000	5.000	10/01/18	3,912,322
University of Kentucky General Receipts RB Refunding Series 2015 C (AA/Aa2)
1,705,000	4.000	10/01/18	1,767,454
University of Louisville General Receipts RB Refunding Series 2016 C (AA-/Aa3)
4,680,000	3.000	09/01/21	4,959,630

			59,819,589

Louisiana – 0.4%
City of Shreveport Louisiana Water and Sewer RB Refunding Series 2014 A (BAM) (AA/A3)
3,000,000	5.000	12/01/19	3,255,000
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (AA+/A1)
375,000	2.000	07/15/17	375,090
1,740,000	4.000	07/15/17	1,741,288
680,000	2.000	07/15/18	686,079
1,040,000	4.000	07/15/18	1,070,441
1,000,000	5.000	07/15/19	1,073,080
Jefferson Parish Sales Tax RB Refunding School Series 2012 (AA/NR)
1,565,000	3.000	02/01/18	1,582,637
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
735,000	2.250	10/01/21	752,052
815,000	5.000	10/01/21	925,172
800,000	2.500	10/01/22	825,424
950,000	5.000	10/01/22	1,098,143
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
2,825,000	5.000	10/01/17	2,850,990
New Orleans GO Refunding Bonds Series 2012 (AA-/A3)
4,030,000	4.000	12/01/17	4,076,143

			20,311,539

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Maine – 0.1%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
$685,000	5.000%	10/01/19	$ 739,088
1,985,000	4.000	10/01/20	2,142,450
1,345,000	4.000	10/01/21	1,478,410

			4,359,948

Maryland – 3.3%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BBB-/NR)
200,000	3.000	09/01/18	203,876
350,000	4.000	09/01/19	368,540
500,000	5.000	09/01/20	551,240
500,000	5.000	09/01/21	563,095
500,000	5.000	09/01/22	571,500
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AAA/Aa1)
2,075,000	5.000	11/01/17	2,102,307
3,055,000	4.000	11/01/18	3,175,612
Charles County Maryland GO Refunding Bonds Series 2011 (AAA/Aaa)
5,405,000	4.000	11/01/17	5,459,158
City of Baltimore Revenue Bonds for Water Projects Series 2002 Subseries B (NATL-RE FGIC) (AA/Aa2)(c)
11,350,000	1.622	07/01/37	9,863,772
City of Baltimore Revenue Bonds for Water Projects Series 2002 Subseries C (AA-/Aa3)(c)
7,025,000	1.622	07/01/37	6,137,563
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000	03/01/23	3,360,592
Maryland State Department of Transportation Consolidated RB Series 2013 (AAA/Aa1)
6,965,000	4.000	02/15/20	7,477,276
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
600,000	4.000	06/01/19	630,810
600,000	4.000	06/01/20	640,854
660,000	4.000	06/01/21	717,598
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2014 C (AAA/Aaa)
58,585,000	5.000	08/01/21	67,199,338
Maryland State GO Bonds for State and Local Facilities Loan Series 2012 B (AAA/Aaa)
8,980,000	5.000	03/15/20	9,893,625
Maryland State GO Bonds for State and Local Facilities Loan Series 2013 B (AAA/Aaa)(a)
5,140,000	5.000	03/01/21	5,833,952
Prince George’s County GO Refunding Bonds for Consolidated Public Improvement Series 2016 B (AAA/Aaa)
5,000,000	4.000	07/15/21	5,527,700
University of Maryland RB Refunding Revolving Loan Series 2003 A (AA+/Aa1)(b)
2,010,000	1.250	06/01/18	2,007,829
Washington Suburban Sanitary District GO Refunding Bonds Consolidated Public Improvement Second Series 2016 (AAA/Aaa)
5,660,000	5.000	06/01/18	5,866,590
5,555,000	5.000	06/01/19	5,963,959

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Maryland – (continued)
Washington Suburban Sanitary District GO Refunding Bonds Consolidated Public Improvement Series 2015 (AAA/Aaa)
$9,905,000	3.000%	06/01/19	$ 10,262,174

			154,378,960

Massachusetts – 4.2%
Massachusetts Bay Transportation Authority Sales Tax RB Refunding for Capital Appreciation Senior Series 2016 A (AA/Aa2)(d)
8,255,000	0.000	07/01/21	7,670,794
Massachusetts Commonwealth GO Refunding Bonds Series 2017 A (AA/Aa1)(c)
40,000,000	1.380	02/01/19	40,114,800
Massachusetts Commonwealth Transportation Fund RB for Accelerated Bridge Program Series 2012 A (AAA/Aa1)(a)
10,000,000	5.000	06/01/21	11,428,100
Massachusetts Commonwealth Transportation Fund RB for Rail Enhancement Program Series 2015 A (AAA/Aa1)
4,000,000	5.000	06/01/20	4,433,520
11,155,000	5.000	06/01/21	12,729,640
Massachusetts Development Finance Agency RB for Harvard University Series 2009 A (NR/NR)(a)
28,790,000	5.500	11/15/18	30,545,326
Massachusetts Development Finance Agency RB for Partners HealthCare System Series 2014 M-5 (AA-/Aa3)(b)
19,530,000	1.460	01/30/18	19,537,226
Massachusetts School Building Authority RB Refunding Senior Dedicated Sales Tax Series 2012 B (AA+/Aa2)
3,000,000	5.000	08/15/20	3,344,820
Massachusetts State Development Finance Agency RB Refunding for Boston University Issue Series Z-1 (A+/A1)
10,000,000	1.500	08/01/19	10,065,200
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE FGIC) (AA/Aa1)(c)
14,895,000	1.354	05/01/37	13,871,118
Massachusetts State GO Bonds Consolidated Loan Series 2009 A (AA/Aa1)(a)
5,210,000	5.000	03/01/19	5,543,596
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (AA+/Aa1)(c)
26,075,000	1.354	05/01/37	24,641,918
Massachusetts State GO Bonds Consolidated Loan Series 2012 D (AA/Aa1)(c)
7,000,000	1.340	01/01/18	7,000,980
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(c)
8,000,000	1.334	11/01/25	7,908,320

			198,835,358

Michigan – 3.4%
Allen Park Public School District GO Refunding Bonds Series 2016 (Q-SBLF) (AA-/NR)
3,635,000	5.000	05/01/21	4,114,166
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA-/NR)
2,500,000	5.000	05/01/22	2,882,650
1,275,000	5.000	11/01/22	1,485,273
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
2,990,000	5.250	07/01/20	3,300,541

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Detroit Michigan Sewage Disposal System RB Senior Lien RMKT 06/17/09 Series 2003 B (AGM) (AA/NR)(a)
$1,800,000	7.500%	07/01/19	$ 2,024,946
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (A-/A3)
1,295,000	5.000	07/01/17	1,295,000
Macomb County Michigan L’anse Creuse Public Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (AA-/NR)
1,250,000	5.000	05/01/20	1,375,775
Macomb County Michigan Roseville Community Schools Unlimited Tax GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
365,000	5.000	05/01/18	376,271
900,000	5.000	05/01/19	957,150
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A/A1)
2,300,000	4.000	08/01/20	2,473,282
3,635,000	5.000	08/01/21	4,118,455
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A3)
200,000	5.000	11/15/19	216,544
200,000	5.000	11/15/20	222,630
500,000	5.000	11/15/21	569,925
Michigan Finance Authority Local Government Loan Program RB for City of Detroit Distributable State Aid Fourth Lien Utgo Refunding Local Project Bonds Series 2016 C-3 (MUN GOVT GTD) (A-/A2)
3,500,000	5.000	04/01/20	3,780,070
1,510,000	5.000	04/01/21	1,665,938
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (A/NR)
500,000	3.400	10/01/20	516,255
500,000	3.600	10/01/21	522,785
500,000	3.800	10/01/22	529,180
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A2)
5,125,000	5.000	07/01/21	5,753,069

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-5 (NATL-RE FGIC) (A/A3)

5,570,000	5.000	07/01/17	5,570,000
1,500,000	5.000	07/01/18	1,554,195
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A2)
3,165,000	5.000	07/01/20	3,471,720
10,000,000	5.000	07/01/21	11,225,500
9,225,000	5.000	07/01/22	10,546,205
5,000,000	5.000	07/01/23	5,811,650

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3 (NATL-RE FGIC) (A/A3)

7,410,000	5.000	07/01/18	7,677,724
5,000,000	5.000	07/01/19	5,347,300
1,390,000	5.000	07/01/20	1,528,972

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (A-/A3)
$200,000	3.000%	07/01/17	$ 200,000
700,000	5.000	07/01/19	747,194
375,000	5.000	07/01/20	411,341
750,000	5.000	07/01/21	838,845
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (A-/NR)
1,400,000	4.000	07/01/18	1,431,766
1,125,000	5.000	07/01/19	1,191,071
1,200,000	5.000	07/01/20	1,301,664
Michigan Finance Authority Local Government Loan Program RB Refunding for Regional Convention Facility Local Project Series 2014 H-1 (AA-/NR)
1,135,000	5.000	10/01/18	1,183,022
825,000	5.000	10/01/19	885,035
1,140,000	5.000	10/01/20	1,225,306
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
4,085,000	5.000	01/01/20	4,403,017
Michigan Flushing Community Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (NR/Aa1)
1,040,000	4.000	05/01/19	1,089,348
500,000	4.000	05/01/20	536,525
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa2)(b)
3,050,000	2.000	05/30/18	3,073,943
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/01/17 Series 2010 F-2 (AA+/Aa2)(b)
2,600,000	1.900	04/01/21	2,619,656
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(b)
4,400,000	2.400	03/15/23	4,496,580
Michigan State Strategic Fund Tax-Exempt Adjustable Mode Facilities RB for Waste Management, Inc. Project Series 2001 (AMT) (A-/NR)(b)
10,800,000	1.500	08/01/17	10,801,404
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project RMKT 09/01/16 Series 2008 ET-2 (A/Aa3)(b)
2,000,000	1.450	09/01/21	1,969,720
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)
4,000,000	1.450	09/01/21	3,939,440
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
1,000,000	5.000	05/01/18	1,030,290
2,475,000	5.000	05/01/20	2,712,501
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
875,000	4.000	05/01/18	896,726
700,000	4.000	05/01/19	735,161
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2014 D (A/A1)
1,500,000	5.000	09/01/19	1,614,420

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
St. Clair County Michigan East China School District 2015 School Bus GO Refunding Bonds Series I (Q-SBLF) (AA-/NR)
$3,170,000	3.000%	05/01/19	$ 3,263,673
University of Michigan RB Refunding Series 2010 C (AAA/Aaa)
4,555,000	5.000	04/01/21	5,012,960
Warren Consolidated School District Unlimited Tax GO Refunding Bonds Series 2016 B (BAM) (AA/NR)
1,625,000	4.000	05/01/18	1,664,130
1,790,000	5.000	05/01/19	1,907,335
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 A (Q-SBLF) (AA-/NR)
1,420,000	4.000	05/01/19	1,481,372
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA-/NR)
1,260,000	4.000	05/01/20	1,346,260
1,000,000	5.000	05/01/21	1,123,880
1,000,000	5.000	05/01/22	1,147,060
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/18	1,331,277
1,385,000	5.000	12/01/19	1,499,983
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/19	1,040,820

			161,065,896

Minnesota – 0.8%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AA+/NR)(d)
675,000	0.000	02/01/21	638,806
Farmington Minnesota Independent School District No. 192 GO School Building Refunding Bonds Series 2012 D (SD CRED PROG) (NR/Aa2)
3,190,000	1.500	06/01/18	3,206,875
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corporation Series 2017 (NR/Baa1)
500,000	4.000	05/01/21	539,265
500,000	4.000	05/01/22	544,995
500,000	5.000	05/01/23	576,065
Minneapolis Minnesota Convention Center GO Refunding Bonds Series 2011 A (AAA/Aa1)
7,980,000	2.000	12/01/17	8,016,788
Minneapolis Minnesota Various Purpose GO Improvement Bonds Series 2016 (AAA/Aa1)
10,000,000	2.000	12/01/20	10,252,400
Minnesota Higher Education Facilities Authority RB for University of St. Thomas Series 2013 7-U (NR/A2)
500,000	5.000	04/01/18	514,700
Minnesota State Trunk Highway GO Refunding Bonds Series 2014 E (AA+/Aa1)
12,220,000	2.000	08/01/18	12,357,475

			36,647,369

Mississippi – 0.2%
Jackson County Mississippi Pollution Control RB Refunding for Chevron USA, Inc. Project RMKT 11/01/99 Series 1993 (AA-/Aa2)(b)
2,100,000	0.960	07/03/17	2,100,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Business Finance Corp. RB for Chevron USA, Inc. Project Series 2011 B (AA-/Aa2)(b)
$8,950,000	0.960%	07/03/17	$ 8,950,000

			11,050,000

Missouri – 1.5%
City of Columbia Electric Utility Special Obligation RB for Annual Appropriation Series 2012 E (AA/NR)
1,995,000	4.000	09/01/18	2,064,107
2,075,000	4.000	09/01/19	2,196,263
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
1,180,000	4.000	06/01/18	1,210,538
960,000	4.000	06/01/19	1,009,296
1,000,000	4.000	06/01/20	1,059,020
Missouri State Highways and Transportation Commission Second Lien GO Refunding State Road Bonds Series 2014 B (AAA/Aa1)
34,540,000	5.000	05/01/18	35,681,547
24,275,000	5.000	05/01/19	25,979,833
St. Louis Airport RB Refunding for Lambert St. Louis International Airport Series 2013 (A-/A3)
765,000	5.000	07/01/18	794,491

			69,995,095

Montana – 0.3%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
275,000	4.000	07/01/19	290,345
240,000	4.000	07/01/20	259,433
210,000	4.000	07/01/21	231,525
310,000	5.000	07/01/22	362,424
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A2)
11,000,000	2.000	08/01/23	10,918,930
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/A2)
1,750,000	3.000	06/01/18	1,779,610
800,000	4.000	06/01/18	820,704

			14,662,971

Nebraska – 0.5%
Gas Supply RB Refunding for Central Plains Energy Project Series 2014 (NR/A1)(b)
20,000,000	5.000	12/01/19	21,601,200
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
435,000	4.000	11/01/17	438,989
750,000	4.000	11/01/19	782,775
690,000	4.000	11/01/20	731,807
Omaha Nebraska Special Tax RB Refunding for Performing Arts Project Series 2012 (AA+/Aa2)
1,785,000	3.000	10/15/18	1,828,715

			25,383,486

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Nevada – 1.1%
Clark County Improvement District Refunding for Special Improvement District No. 142 Mountain Edge Local Improvement Series 2012 (BBB/NR)
$3,280,000	4.000%	08/01/17	$ 3,283,215
Clark County Pollution Control RB Refunding for Nevada Power Company Project Series 2017 (A+/A2)(b)
1,850,000	1.600	05/21/20	1,844,820
Clark County School District Limited Tax GO Refunding Bonds Series 2015 B (AA-/A1)
11,900,000	5.000	06/15/18	12,333,517
10,300,000	5.000	06/15/19	11,036,553
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
2,810,000	4.000	12/01/17	2,812,585
Nevada State Limited Tax GO Refunding Bonds for Capital Improvement Series 2015 D (AA/Aa2)
18,085,000	5.000	04/01/21	20,495,911

			51,806,601

New Hampshire – 1.1%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (A+/A1)(c)
50,475,000	1.890	05/01/21	49,831,271
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Series 2003 (AMT) (A-/NR)(b)
1,200,000	2.125	06/01/18	1,205,724

			51,036,995

New Jersey – 6.8%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
220,000	5.000	03/01/20	236,727
500,000	5.000	03/01/23	559,620
Bergen County New Jersey GO Refunding Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
2,355,000	2.000	12/01/17	2,365,762
Burlington County New Jersey GO Bonds Series 2015 A (AA/Aa2)
1,080,000	2.000	05/01/18	1,088,791
1,275,000	2.000	05/01/19	1,294,444
Casino Reinvestment Development Authority Luxury Tax RB Series 2014 (BBB+/Baa2)
1,000,000	4.000	11/01/17	1,005,240
East Brunswick Township Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
1,130,000	4.000	11/01/18	1,173,708
1,300,000	5.000	11/01/19	1,411,085
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (A-/NR)(b)
2,950,000	2.125	12/01/17	2,959,351
Gloucester County New Jersey GO Refunding Bonds Series 2011 (AA/NR)
1,245,000	3.000	10/01/17	1,251,225
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
700,000	4.000	02/15/19	727,468
725,000	4.000	02/15/20	774,263
1,025,000	4.000	02/15/21	1,117,691
Mercer County New Jersey GO Bonds Series 2015 (AA+/NR)
2,155,000	0.050	02/01/18	2,145,109
2,355,000	0.050	02/01/19	2,317,720

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
Mercer County New Jersey GO Bonds Series 2016 (AA+/NR)
$3,380,000	1.500%	07/15/21	$ 3,380,000
Middlesex County New Jersey GO Bonds for General Improvements Series 2016 (AAA/NR)
4,675,000	3.000	01/15/20	4,883,645
Morris County Improvement Authority RB Refunding for Governmental Loan Series 2015 (CNTY GTD) (AAA/Aaa)
4,000,000	3.000	05/01/19	4,137,240
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
180,000	4.000	07/01/21	191,097
220,000	4.000	01/01/22	233,728
225,000	4.000	07/01/22	239,749
270,000	4.000	01/01/23	287,218
275,000	4.000	07/01/23	292,913
320,000	4.000	01/01/24	339,507
325,000	4.000	07/01/24	344,926
New Jersey Economic Development Authority RB for School Facilities Construction Bonds Series 2011 GG (ETM) (ST APPROP) (NR/Baa1)(a)
4,485,000	5.000	09/01/19	4,848,061
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB-/Baa2)
1,240,000	5.000	07/01/17	1,240,000
1,265,000	4.000	07/01/18	1,286,341
New Jersey Educational Facilities Authority RB Refunding for New Jersey City University Series 2016 D (AGM) (AA/A2)
2,085,000	3.000	07/01/19	2,150,532
2,150,000	3.000	07/01/20	2,239,977
2,210,000	3.000	07/01/21	2,320,279
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (A-/NR)
630,000	4.000	07/01/18	647,117
315,000	5.000	07/01/19	337,586
315,000	5.000	07/01/20	347,369
485,000	5.000	07/01/21	547,832
440,000	5.000	07/01/22	507,311
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (BBB/Baa2)
750,000	5.000	07/01/21	839,153
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB/Baa2)
8,980,000	5.250	07/01/30	8,980,000
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (A+/A1)
350,000	5.000	07/01/17	350,000
400,000	5.000	07/01/18	415,216
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
6,600,000	5.000	07/01/17	6,600,000
4,300,000	5.000	07/01/18	4,441,599
1,530,000	5.000	07/01/19	1,627,262
1,000,000	5.000	07/01/20	1,089,880
1,000,000	5.000	07/01/21	1,113,580
1,240,000	5.000	07/01/22	1,403,110
New Jersey State GO Refunding Bonds Series 2016 T (A-/A3)
7,515,000	5.000	06/01/18	7,767,128
New Jersey State Transit Corp. Refunding Grant Anticipation Notes Series 2014 A (A/A3)
7,500,000	5.000	09/15/18	7,792,350

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A2)
$22,000,000	5.000%	01/01/20	$ 23,985,060
New Jersey State Turnpike Authority RB Series 2000 C (NATL-RE) (A+/A2)(c)
21,625,000	1.523	01/01/30	19,840,124
New Jersey State Turnpike Authority RB Series 2000 D (NATL-RE) (A+/A2)(c)
21,500,000	1.523	01/01/30	19,725,499
New Jersey State Turnpike Authority RB Series 2012 B (A+/A2)
10,000,000	5.000	01/01/19	10,568,700
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(d)
5,000,000	0.000	12/15/28	2,941,800
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-2 (A+/Baa1)
18,450,000	5.000	06/15/29	18,826,011
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (ST APPROP) (BBB+/Baa1)
2,945,000	5.000	06/15/19	3,082,502
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
10,000,000	5.000	06/15/21	10,688,200
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
1,000,000	5.000	06/15/21	1,068,820
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (BBB+/Baa1)
15,550,000	5.250	12/15/20	16,770,209
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(d)
10,000,000	0.000	12/15/25	7,295,800
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (A/A3)(d)
15,000,000	0.000	12/15/27	9,990,900
14,390,000	0.000	12/15/30	8,101,426
5,000,000	0.000	12/15/31	2,685,750
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2008 A (AA+/Aaa)(a)
1,435,000	6.000	12/15/18	1,537,861
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB+/Baa1)
3,015,000	5.000	12/15/23	3,255,687
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
2,010,000	4.000	06/15/18	2,048,994
1,485,000	5.000	06/15/20	1,576,610
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
5,115,000	5.000	06/15/23	5,404,765
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2013 A (BBB+/Baa1)
6,235,000	5.000	12/15/19	6,597,316

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB+/Baa1)
$26,545,000	5.250%	12/15/23	$ 29,042,619
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
15,500,000	5.000	06/15/31	15,792,640
New Jersey Turnpike Authority Turnpike RB Series 2014 B-3 (A+/A2)(b)
3,750,000	1.274	01/01/18	3,750,413
Princeton GO Refunding Bonds Series 2016 (AAA/Aaa)
540,000	3.000	01/01/20	564,143
Toms River Township Board of Education School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
855,000	3.000	07/15/17	855,436
Toms River Township General Improvement Bonds Series 2010 (AA/NR)
3,260,000	3.000	06/15/18	3,321,875
Union County New Jersey GO Bonds Series B (AA+/Aaa)
1,240,000	3.000	03/01/19	1,279,097
Union County New Jersey GO Refunding Bonds Series B (ETM) (NR/NR)(a)
25,000	3.000	03/01/19	25,763

			324,273,930

New Mexico – 0.5%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB+/Baa2)(b)
4,000,000	1.875	10/01/21	3,991,040
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB+/Baa2)(b)
11,000,000	1.875	10/01/21	10,975,360
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB+/Baa2)(b)
3,750,000	2.125	06/01/22	3,770,025
New Mexico State Severance Tax RB Series 2010 A (AA-/Aa2)
2,000,000	5.000	07/01/17	2,000,000
New Mexico State Severance Tax RB Series 2011 A-1 (AA-/Aa2)
5,475,000	5.000	07/01/17	5,475,000

			26,211,425

New York – 12.8%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
1,250,000	5.000	07/15/21	1,426,562
500,000	5.000	07/15/22	580,190
500,000	5.000	07/15/23	585,980
City of Yonkers New York School GO Refunding Bonds Series 2014 A (AGM) (AA/A2)
2,890,000	5.000	09/01/18	3,017,016
3,135,000	5.000	09/01/19	3,379,718
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (AA-/A1)(b)
20,000,000	1.404	02/01/20	19,966,800
Metropolitan Transportation Authority RB Refunding Series 2008 B-4 (AA-/A1)(b)
20,425,000	5.000	11/15/19	22,124,564

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Series 2016 C-2B (AA-/A1)(b)
$13,675,000	5.000%	02/15/20	$ 14,857,888
Metropolitan Transportation Authority RB Series 2011 B (AA-/A1)(b)
50,000,000	1.054	11/01/17	50,001,500
New York City GO Bonds Fiscal 2015 Series F Subseries F6 (AA/Aa2)(b)
2,300,000	0.950	07/03/17	2,300,000
New York City GO Bonds Series 2014 J (AA/Aa2)
52,045,000	5.000	08/01/18	54,265,240
New York City GO Refunding Bonds RMKT 03/19/13 Subseries 2008 J-4 (AA/Aa2)(c)
6,250,000	1.460	08/01/25	6,242,937
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2011 Subseries AA2 (AA+/Aa1)(b)
7,270,000	0.950	07/03/17	7,270,000
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2015 Subseries BB4 (AA+/Aa1)(b)
2,750,000	0.870	07/03/17	2,750,000
New York City Transitional Finance Authority RB for New York City Recovery Project 2002 Subseries 1-C (AAA/Aa1)(b)
1,015,000	0.950	07/03/17	1,015,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series B (AAA/Aa1)
8,620,000	5.000	11/01/17	8,733,784
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series B (ETM) (NR/NR)(a)
2,030,000	5.000	11/01/17	2,056,268
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Subseries C-4 (AAA/Aa1)(b)
6,000,000	0.950	07/03/17	6,000,000
New York City Transitional Finance Authority RB Refunding for Future Tax Fiscal 2013 Series 2012 E (AAA/Aa1)
3,775,000	5.000	11/01/22	4,450,121
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2015 E (AAA/Aa1)
7,145,000	5.000	03/15/21	8,080,924
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AAA/Aa1)
5,000,000	3.000	02/15/19	5,159,950
1,880,000	4.000	02/15/20	2,014,251
1,885,000	4.000	02/15/21	2,061,021
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB/Baa2)
3,000,000	4.000	09/01/17	3,012,120
3,665,000	5.000	09/01/18	3,809,254
New York State Dormitory Authority State Sales Tax RB Series 2015 A (AAA/Aa1)
23,960,000	5.000	03/15/19	25,563,403
New York State Dormitory Authority State Sales Tax RB Series 2015 B (AAA/Aa1)
15,275,000	5.000	03/15/20	16,846,186
30,000,000	5.000	03/15/21	34,057,500
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/Aa1)
8,475,000	5.000	08/15/17	8,513,646
New York State Energy Research & Development Authority Facilities RB Refunding for Consolidated Edison Co. Subseries 1999 A-2 (AMT) (AMBAC) (A-/A2)(c)
70,150,000	1.330	05/01/34	63,887,106

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York State Energy Research & Development Authority Pollution Control RB for Rochester Gas & Electric Corp. Series (NATL-RE) (A/A3)(b)
$6,550,000	1.480%	08/01/32	$ 5,845,875
New York State Energy Research & Development Authority RB for Brooklyn Union Gas Project Series 2000 (NATL-RE) (A/A2)(c)
10,000,000	1.523	12/01/20	9,875,000
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A2)(c)
27,750,000	1.365	07/01/34	24,418,196
New York State Tax Exempt GO Bonds Series 2011 E (AA+/Aa1)
6,950,000	5.000	12/15/17	7,078,714
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
29,525,000	5.000	05/01/19	31,554,253
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AAA/Aa1)
20,000,000	5.000	03/15/20	21,995,600
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2015 A (AAA/Aa1)
28,510,000	5.000	03/15/21	32,244,525
New York State Urban Development Corp. RB for State Personal Income Tax Series 2013 E (AAA/Aa1)
26,365,000	5.000	03/15/18	27,121,412
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (A-/Baa1)
4,800,000	5.000	01/01/20	5,177,904
2,000,000	5.000	01/01/21	2,209,600
Niagara Frontier Transportation Authority RB Refunding for Buffalo International Airport Series 2014 B (BBB+/Baa1)
670,000	4.000	04/01/18	683,822
300,000	5.000	04/01/19	319,095
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
1,825,000	5.000	03/01/18	1,870,899
2,250,000	5.000	03/01/19	2,384,505
3,000,000	5.000	03/01/20	3,269,550
Rockland County New York GO Refunding Bonds Series 2014 (BAM) (AA/Baa1)
1,500,000	3.000	02/15/19	1,539,960
635,000	3.000	02/15/20	658,939
Suffolk County New York GO Bonds for Public Improvement Series 2016 A (AGM) (AA/NR)
4,080,000	2.000	06/15/19	4,140,098
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
3,545,000	2.000	10/15/19	3,596,438
5,105,000	2.000	10/15/20	5,194,440
5,200,000	2.000	10/15/21	5,289,908
Suffolk County New York GO Refunding Serial Bonds Series 2012 B (A-/A3)
1,000,000	4.000	10/01/17	1,007,160
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
7,035,000	4.000	02/01/23	7,843,744
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000	10/15/23	7,150,421

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
$490,000	4.000%	06/01/18	$ 504,524
575,000	5.000	06/01/19	618,125
620,000	5.000	06/01/20	684,015
TSASC Inc., Tobacco Settlement RB Senior Series 2017 A (A/NR)
2,000,000	5.000	06/01/20	2,198,680
1,000,000	5.000	06/01/21	1,124,890
TSASC Inc., Tobacco Settlement RB Subordinated Series 2017 B (BBB/NR)
1,000,000	5.000	06/01/20	1,082,110
Utility Debt Securitization Authority Restructuring RB Refunding Series 2016 B (AAA/Aaa)
2,000,000	5.000	12/15/23	2,315,540

			605,026,871

North Carolina – 0.6%
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (ETM) (AAA/WR)(a)
4,900,000	5.000	01/01/19	5,183,906
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (ETM) (AAA/WR)(a)
2,000,000	3.000	01/01/18	2,020,120
1,275,000	5.000	01/01/18	1,300,168
2,000,000	3.000	01/01/19	2,057,060
1,000,000	5.000	01/01/19	1,057,940
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/A2)(b)
9,220,000	4.000	03/01/18	9,259,554
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (A/A2)
1,375,000	5.000	12/01/18	1,447,848
Raleigh North Carolina Combined Enterprise System RB Refunding Series 2015 B (AAA/Aaa)
6,140,000	5.000	12/01/20	6,924,385

			29,250,981

Ohio – 0.8%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
1,740,000	5.000	12/01/17	1,768,675
American Municipal Power, Inc., RB for Hydroelectric Projects Series 2009 C (A/A2)(a)
4,000,000	5.000	02/15/20	4,393,480
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
13,740,000	5.125	06/01/24	13,263,222
3,415,000	5.375	06/01/24	3,335,089
City of Columbus Various Purpose Limited Tax Bonds Series 2016 B (AAA/Aaa)
1,600,000	1.500	08/15/21	1,611,472
Cleveland Airport Various Purpose GO Refunding Bonds Series 2015 (AA+/A1)
1,455,000	5.000	12/01/20	1,627,927
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000	02/15/23	1,967,822
3,000,000	5.000	02/15/24	3,405,270
1,500,000	5.000	02/15/25	1,716,945

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
$400,000	4.000%	01/01/18	$ 404,648
415,000	4.000	01/01/19	428,268
435,000	4.000	01/01/20	456,428
New Albany Community Authority RB Refunding Series 2012 C (NR/Aa3)
1,100,000	4.000	10/01/17	1,108,063
800,000	4.000	10/01/18	828,800
Ohio State Higher Educational Facility Commission RB for Cleveland Clinic Health System Obligations Series 2013 A-2 (AA-/Aa2)(c)
2,250,000	1.380	01/01/18	2,249,573
University of Akron General Receipts Bonds Series 2015 A (AA-/A1)
1,100,000	4.000	01/01/19	1,145,562

			39,711,244

Oklahoma – 0.5%
Cleveland Educational Facilities Authority RB for Norman Public Schools Project Series 2014 (A+/NR)
1,520,000	5.000	07/01/17	1,520,000
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)
5,000,000	2.000	01/01/18	5,021,250
3,585,000	2.000	01/01/19	3,621,280
2,900,000	2.000	01/01/21	2,945,095
Oklahoma County Independent School District No. 89 GO Bonds Series 2015 (AA/Aa3)
6,200,000	3.000	07/01/19	6,419,604
Tulsa County Independent School District No. 3 GO Bonds Series 2017 (AA/NR)
5,800,000	2.000	04/01/20	5,918,204

			25,445,433

Oregon – 0.9%
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
175,000	3.000	03/01/18	176,953
300,000	4.000	03/01/19	311,844
995,000	4.000	03/01/21	1,061,118
385,000	5.000	03/01/23	432,624
200,000	5.000	03/01/24	226,532
200,000	5.000	03/01/25	227,456
Lane County Oregon Springfield School District No. 19 GO Refunding Bonds Series 2015 (SCH BD GTY) (AA+/Aa1)(d)
3,740,000	0.000	06/15/20	3,537,629
3,780,000	0.000	06/15/21	3,485,273
Oregon Coast Community College District GO Refunding Bonds Series 2012 (SCH BD GTY) (NR/Aa1)
1,165,000	2.000	06/15/18	1,176,766
1,445,000	3.000	06/15/19	1,498,451
Oregon State GO Refunding Bonds for Oregon University System Series 2012 B (AA+/Aa1)
1,120,000	3.000	08/01/18	1,144,483
Portland Oregon Community College District GO Refunding Bonds Series 2015 (AA/Aa1)
10,000,000	5.000	06/15/18	10,381,600

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Oregon – (continued)
Portland Oregon Community College District GO Refunding Bonds Series 2016 (AA/Aa1)
$1,500,000	5.000%	06/15/20	$ 1,664,715
1,900,000	5.000	06/15/21	2,170,826
2,300,000	5.000	06/15/22	2,690,379
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
10,845,000	5.000	04/01/19	11,581,809
2,130,000	5.000	04/01/22	2,484,411

			44,252,869

Pennsylvania – 3.2%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/21	1,574,815
1,950,000	5.000	10/01/22	2,279,550
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	779,520
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
645,000	4.250	12/15/17	654,095
Allentown School District GO Refunding Series 2016 (AGM) (ST AID WITHHLDG) (AA/NR)
500,000	2.000	02/15/19	505,390
Butler County Hospital Authority RB for Health System Project Series 2015 A (A-/Baa1)
500,000	3.000	07/01/17	500,000
1,265,000	3.000	07/01/18	1,277,903
310,000	3.000	07/01/19	314,734
265,000	4.000	07/01/20	277,693
1,000,000	4.000	07/01/21	1,060,870
Chester County Downingtown Area School District GO Bonds Series 2010 (ST AID WITHHLDG) (NR/Aaa)(b)
5,000,000	1.610	05/01/19	5,005,900
Chester County IDA RB for University Student Housing, LLC Project at West Chester University Series 2013 A (NR/Baa3)
515,000	3.000	08/01/17	515,217
530,000	3.000	08/01/18	531,770
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
1,000,000	5.000	09/01/19	1,062,440
4,000,000	5.000	09/01/20	4,343,040
4,000,000	5.000	09/01/21	4,410,280
City of Philadelphia GO Bonds Series 2017 (A+/A2)
4,500,000	5.000	08/01/19	4,830,210
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
325,000	4.000	08/01/20	348,169
1,270,000	5.000	08/01/21	1,430,897
1,125,000	5.000	08/01/22	1,291,016
Cumberland County Municipal Authority RB Refunding for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
535,000	4.000	01/01/19	553,864
1,000,000	4.000	01/01/20	1,057,010
Montgomery County Higher Education and Health Authority RB Refunding for Holy Redeemer Health System Series 2014 A (BBB+/Baa3)
1,000,000	4.000	10/01/18	1,026,500
1,000,000	4.000	10/01/19	1,044,170

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County IDA Pollution Control RB Refunding for PECO Energy Company Project Series 1999 B (BBB/Baa2)(b)
$5,000,000	2.500%	04/01/20	$ 4,973,700
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 A (AA+/Aaa)
6,635,000	5.000	07/01/19	7,139,260
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 B (AA+/Aaa)
2,770,000	5.000	07/01/22	2,770,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(b)
1,750,000	1.500	05/01/18	1,753,255
Pennsylvania Economic Development Financing Authority Unemployment Compensation RB Series 2012 B (AA+/Aaa)
16,335,000	5.000	07/01/20	17,586,424
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
1,165,000	5.000	05/01/18	1,192,075
1,000,000	5.000	05/01/19	1,047,810
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (A+/A1)
500,000	3.000	09/01/17	501,525
550,000	4.000	09/01/17	552,514
Pennsylvania State Commonwealth GO Bonds Second Series 2015 (AA-/Aa3)
2,175,000	5.000	08/15/20	2,411,618
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2015 (AA-/Aa3)
8,115,000	5.000	08/15/20	8,997,831
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AA-/Aa3)
3,000,000	5.000	09/15/18	3,139,200
16,775,000	5.000	09/15/19	18,145,685
13,670,000	5.000	09/15/20	15,191,471
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2010 A (AA-/Aa3)
7,520,000	5.000	05/01/21	8,294,334
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (AA-/Aa3)
4,500,000	5.000	01/15/22	5,158,935
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM) (AA/Aa3)
5,000,000	5.000	08/15/22	5,801,300
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A/A1)(c)
7,000,000	1.790	12/01/20	7,024,290
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BBB-/Ba1)
2,000,000	5.000	07/01/17	2,000,000
Scranton School District GO Refunding Bonds Series 2017 A (ST AID WITHHLDG) (A+/A2)
350,000	4.000	06/01/18	356,352
500,000	5.000	06/01/19	526,800
645,000	5.000	06/01/20	690,989
680,000	5.000	06/01/21	740,710

			152,671,131

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – 1.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Caa3)
$14,595,000	5.000%	07/01/17	$ 13,427,400
7,285,000	5.000	07/01/19	5,882,929
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (D/Caa3)(g)
1,030,000	5.500	07/01/17	854,900
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
41,925,000	1.289	07/01/29	33,330,375
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (D/Caa3)(c)
25,850,000	1.469	07/01/31	15,510,000
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)
654,385	5.500	07/01/16	363,184
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (NR/Caa3)(b)
1,000,000	5.500	07/01/17	1,000,000
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (COMWLTH GTD) (D/Caa3)(b)
10,850,000	5.750	07/01/34	5,859,217
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (D/Ca)(g)
5,000,000	5.500	08/01/28	1,287,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (D/Ca)(g)
8,000,000	5.500	08/01/21	2,060,000
10,000,000	5.500	08/01/22	2,575,000
19,315,000	5.500	08/01/23	4,973,612

			87,124,117

Rhode Island – 0.4%
Providence GO Bonds Series 2013 A (A-/Baa1)
315,000	4.000	01/15/18	319,086
1,545,000	5.000	01/15/19	1,621,184
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,770,000	5.000	09/01/21	5,477,009
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for University of Rhode Island Auxiliary Enterprise Series 2013 C (A+/A1)
600,000	5.000	09/15/17	604,524
500,000	4.000	09/15/18	516,690
Rhode Island Health and Educational Building Corp. RB for Newport Public School Financing Program Series 2013 C (AA+/NR)
280,000	4.000	05/15/18	287,135
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/A1)
815,000	4.000	05/15/20	862,148
820,000	5.000	05/15/21	909,273
1,415,000	5.000	05/15/22	1,595,186

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Rhode Island – (continued)
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (NR/NR)
$7,280,000	2.250%	06/01/41	$ 7,290,192

			19,482,427

South Carolina – 0.9%
Anderson County School District No. 5 GO Refunding Bonds Series 2016 (SCSDE) (AA/Aa1)
1,645,000	5.000	03/01/21	1,858,900
Berkeley County School District GO Bonds Series 2014 A (SCSDE) (AA/Aa1)
1,380,000	5.000	03/01/19	1,467,892
City of Florence Waterworks & Sewerage System RB Refunding Series 2016 (AA-/Aa2)
900,000	2.000	09/01/19	914,868
1,560,000	2.000	09/01/20	1,593,618
1,000,000	2.000	09/01/21	1,024,120
Clemson University RB Refunding Series 2012 (AA/Aa2)
5,000,000	2.000	05/01/18	5,043,550
Colleton County South Carolina GO Bonds for Capital Project Sales Series 2015 (AA-/Aa3)
725,000	1.500	07/01/18	728,690
2,985,000	2.000	07/01/19	3,027,596
Richland County South Carolina School District No. 1 GO Refunding Bonds Series 2014 B (SCSDE) (AA/Aa1)
2,920,000	5.000	03/01/19	3,105,975
3,165,000	5.000	03/01/20	3,472,828
South Carolina Public Service Authority RB Tax-Exempt Series 2010 C (AA-/A1)
9,645,000	5.000	12/01/19	10,405,315
South Carolina Public Service Authority RB Tax-Exempt Series 2014 A (AA-/A1)(a)(c)
1,000,000	2.500	06/01/19	1,032,860
York County School District No. 3 Rock Hill GO Bonds Series 2017 B (SCSDE) (AA/Aa1)(f)
4,690,000	5.000	03/01/20	5,142,866
2,880,000	5.000	03/01/21	3,252,557

			42,071,635

Tennessee – 0.4%
Harpeth Valley Utilities District of Davidson and Williamson Counties RB Utilities Improvement Series 1998 (NATL-RE) (A/Aa3)
875,000	5.250	09/01/17	880,854
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB+/NR)
800,000	3.000	04/01/18	807,800
335,000	4.000	04/01/19	346,836
350,000	5.000	04/01/20	377,520
750,000	4.000	04/01/21	799,815
750,000	5.000	04/01/22	841,425
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Series 2009 B (AA/Aa2)(a)
7,000,000	5.500	10/01/19	7,671,790
Tennessee State GO Bonds Special Tax Series 2015 A (AAA/Aaa)
2,655,000	5.000	08/01/20	2,958,971

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Tennessee – (continued)
Tennessee State GO Refunding Bonds Special Tax Series 2015 B (AAA/Aaa)
$2,210,000	5.000%	08/01/20	$ 2,463,023

			17,148,034

Texas – 10.3%
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BBB-/NR)
200,000	5.000	01/01/18	203,162
600,000	5.000	01/01/19	627,036
500,000	5.000	01/01/20	537,465
500,000	5.000	01/01/21	548,850
465,000	5.000	01/01/22	518,433
750,000	5.000	01/01/23	847,208
Austin Texas Water and Wastewater System RB Refunding Series 2014 (AA/Aa2)
1,675,000	5.000	11/15/19	1,822,534
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 B (BBB+/Baa2)(b)
7,500,000	5.000	01/07/21	8,261,400
City of Arlington for Permanent Improvement Bonds Series 2015 A (AAA/Aa1)
1,075,000	2.500	08/15/18	1,093,447
725,000	3.000	08/15/19	752,854
City of Carrollton Texas GO Refunding Bonds Series 2012 (AAA/Aa1)
2,005,000	4.000	08/15/19	2,121,511
City of El Paso Water and Sewer RB Refunding for Improvement Series 2012 A (AA+/NR)
1,750,000	2.000	03/01/18	1,762,495
845,000	4.000	03/01/19	885,585
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
300,000	3.000	09/01/17	300,798
250,000	3.000	09/01/18	253,950
375,000	3.000	09/01/19	384,855
Dallas County Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)(f)
3,125,000	5.000	02/15/19	3,318,219
11,975,000	5.000	02/15/20	13,130,228
2,355,000	5.000	02/15/21	2,656,699
Dallas County Highland Park Independent School District Unlimited Tax GO Refunding Bonds Series 2015 (NR/Aaa)
2,070,000	4.000	02/15/20	2,217,819
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/18	3,951,105
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A1)
250,000	4.000	11/01/17	252,472
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
1,750,000	5.000	11/01/18	1,839,600
East Central Independent School District Unlimited Tax for School Building Series 2016 (PSF-GTD) (AAA/Aaa)
1,305,000	4.000	08/15/22	1,464,836
Fort Worth Texas GO Refunding and Improvement Bonds Series 2012 (AA+/Aa2)
2,000,000	4.000	03/01/19	2,095,720

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Garland Independent School District Unlimited Tax Refunding Bonds Series 2015 A (PSF-GTD) (AAA/Aaa)
$6,640,000	2.000%	02/15/18	$ 6,687,011
4,710,000	3.000	02/15/19	4,851,489
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(c)
5,685,000	1.960	06/01/24	5,678,178
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
2,250,000	4.000	08/15/17	2,257,807
Houston Airport System RB Subordinate Lien Series 2002 C (AMT) (XLCA) (A+/A1)(c)
15,750,000	2.452	07/01/32	14,584,460
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A+/A1)(c)
18,550,000	2.440	07/01/32	17,249,501
Houston Independent School District Limited Tax GO Refunding Bonds RMKT 01/06/17 Series 2017 (PSF-GTD) (AAA/Aaa)(b)
10,420,000	1.450	06/01/20	10,378,737
Houston Independent School District Limited Tax GO Refunding Bonds Series 2014 B (PSF-GTD) (AAA/Aaa)
12,000,000	5.000	02/15/19	12,741,960
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
22,990,000	3.000	02/15/21	24,363,193
24,000,000	3.000	02/15/22	25,674,480
Houston Independent School District Limited Tax Schoolhouse GO Bonds RMKT 06/01/17 Series 2017 A-2 (PSF-GTD) (AAA/Aaa)(b)
17,750,000	3.000	06/01/19	18,325,277
Houston Independent School District Limited Tax Schoolhouse GO Bonds RMKT 06/01/17 Series 2017 B (PSF-GTD) (AAA/Aaa)(b)
15,000,000	1.450	06/01/20	14,953,350
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
370,000	3.000	09/01/19	379,013
390,000	3.000	09/01/20	401,973
310,000	3.000	09/01/21	320,159
330,000	3.000	09/01/22	342,134
Lamar Consolidated Independent School District Unlimited Tax Schoolhouse Bonds RMKT 08/15/16 Series 2014 A (PSF-GTD) (AAA/Aaa)(b)
5,000,000	1.050	08/15/18	5,000,300
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2015 A (PSF-GTD) (AAA/NR)(d)
2,000,000	0.000	08/15/19	1,950,180
1,500,000	0.000	08/15/20	1,439,445
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(d)
2,500,000	0.000	08/16/20	2,399,000
5,000,000	0.000	08/16/21	4,705,900
Lower Neches Valley Authority Industrial Development Corp. RB Refunding for Exxonmobil Project Series 2012 (AA+/Aaa)(b)
5,210,000	0.900	07/03/17	5,210,000
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/Aa3)
3,300,000	5.000	07/01/17	3,300,000
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(b)
7,315,000	1.750	08/01/17	7,318,950

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Midway Independent School District Unlimited Tax GO Refunding Bonds Series 2015 (PSF-GTD) (AAA/NR)
$4,905,000	5.000%	08/01/21	$ 5,588,561
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 06/01/15 Series 2006 (A-/NR)
5,000,000	1.800	12/01/18	5,033,200
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
170,000	4.000	04/01/20	179,704
400,000	4.000	04/01/21	428,652
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Baa3)
145,000	4.000	04/01/19	149,946
300,000	4.000	04/01/20	314,664
620,000	4.000	04/01/21	660,257
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract RB Refunding & Improvement Series 2016 (AAA/Aa1)
2,085,000	5.000	06/01/22	2,432,966
North Texas Tollway Authority RB Refunding for First Tier Series 2008 A (NATL-RE-IBC) (A/A1)
4,470,000	6.000	01/01/19	4,576,341
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A/A1)(b)
18,000,000	1.950	01/01/19	18,116,460
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A/A1)
3,000,000	5.000	01/01/19	3,169,230
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A/A1)
2,000,000	5.000	01/01/20	2,182,500
North Texas Tollway Authority System RB Refunding First Tier Series 2014 C (A/A1)(b)
5,000,000	1.580	01/01/20	4,994,400
North Texas Tollway Authority System RB Refunding for Second Tier Series 2015 A (A-/A2)
1,070,000	4.000	01/01/18	1,085,162
1,000,000	5.000	01/01/19	1,055,960
Northside Texas Independent School District GO Bonds for School Building Series 2010 (PSF-GTD) (AAA/Aaa)(b)
6,655,000	1.200	08/01/17	6,656,065
Northside Texas Independent School District Unlimited Tax School Building GO Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)
15,000,000	1.450	06/01/20	15,004,200
Plano Independent School District Unlimited Tax Refunding Bonds Series 2016 B (PSF-GTD) (AAA/Aaa)
10,580,000	5.000	02/15/20	11,612,079
Round Rock Independent School District Unlimited Tax GO Bonds for School Building RMKT 08/01/16 Series 2015 (PSF-GTD) (AAA/Aaa)(b)
20,500,000	1.500	08/01/21	20,502,050
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
2,315,000	5.000	10/01/19	2,462,396

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 A (AA-/NR)(b)
$5,000,000	2.000%	12/01/18	$ 5,029,250
San Antonio Independent School District Unlimited Tax Refunding Bonds Series 2014 B (PSF-GTD) (AAA/Aaa)(b)
9,700,000	2.000	08/01/18	9,804,954
San Antonio Water System RB Refunding Junior Lien Series 2016 C (AA/Aa2)
1,255,000	3.000	05/15/19	1,299,201
Spring Branch Independent School District Schoolhouse GO Bonds RMKT 06/15/17 Series 2013 (PSF-GTD) (AAA/Aaa)(b)
22,095,000	3.000	06/18/19	22,828,775
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
5,000,000	5.000	12/15/17	5,088,550
4,500,000	5.000	12/15/18	4,748,985
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (BBB+/Baa1)
3,105,000	5.625	12/15/17	3,140,956
Texas Municipal Gas Acquisition and Supply Corp. I RB for Gas Supply Senior Lien Series 2006 B (BBB+/Baa1)(c)
995,000	1.385	12/15/17	992,343
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,800,000	6.875	12/31/39	8,667,438
Texas Transportation Commission Central Turnpike System RB Refunding Series 2015 A (A-/A3)(b)
5,000,000	5.000	04/01/20	5,451,800
Texas Transportation Commission Highway Improvement GO Bonds Series 2014 (AAA/Aaa)
20,000,000	5.000	04/01/19	21,351,600
2,500,000	5.000	04/01/21	2,838,175
Texas Transportation Commission State Highway Fund First Tier RB Refunding Series 2014 A (AAA/Aaa)
14,625,000	5.000	04/01/18	15,059,362
Texas Transportation Commission State Highway Fund First Tier RB Series 2016 A (AAA/Aaa)
15,250,000	3.000	10/01/21	16,295,388
Texas University System Financing RB Refunding Series 2017 A (AA/Aa2)
1,800,000	5.000	03/15/20	1,979,100
1,800,000	5.000	03/15/21	2,030,238
Texas Water Development Board State Water Implementation Fund RB Series 2015 A (AAA/NR)
2,300,000	4.000	10/15/19	2,446,740
1,305,000	4.000	04/15/20	1,403,306
Travis County GO Bonds for Texas Unlimited Tax Road Series 2016 (AAA/Aaa)
3,265,000	1.500	03/01/20	3,287,920
Victoria Independent School District Unlimited Tax Refunding Bonds Series 2016 (PSF-GTD) (AAA/Aaa)
1,350,000	3.000	02/15/19	1,390,554
2,940,000	3.000	02/15/20	3,070,066
2,175,000	3.000	02/15/21	2,300,171

			489,070,443

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Utah – 0.7%
Board of Education of Alpine School District GO Refunding Bonds for Utah SCH BD GTY Program Series 2015 (SCH BD GTY) (AAA/Aaa)
$11,550,000	5.000%	03/15/19	$ 12,288,623
Board of Education of Alpine School District GO Refunding Bonds for Utah SCH BD GTY Program Series 2017 (SCH BD GTY) (AAA/Aaa)
7,800,000	5.000	03/15/21	8,863,998
7,995,000	5.000	03/15/22	9,325,128
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A/NR)
500,000	5.000	09/01/17	503,020
500,000	5.000	09/01/18	521,915
500,000	5.000	09/01/19	537,590

			32,040,274

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael’s College Project Series 2012 (BBB+/Baa1)
1,680,000	4.000	10/01/17	1,690,298
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A-/A3)
500,000	3.000	12/01/17	503,785
450,000	4.000	12/01/19	475,132
400,000	4.000	12/01/20	429,876
350,000	5.000	12/01/21	396,246

			3,495,337

Virgin Islands – 0.2%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(e)
250,000	5.000	09/01/18	257,437
645,000	5.000	09/01/19	678,746
825,000	5.000	09/01/20	882,899
2,015,000	5.000	09/01/21	2,187,202
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (B-/NR)
4,320,000	2.250	10/01/17	4,272,134
2,085,000	4.000	10/01/22	1,756,613

			10,035,031

Virginia – 2.2%
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (AAA/Aaa)
9,995,000	4.000	10/01/21	11,116,739
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (AAA/Aaa)(a)
8,450,000	5.000	10/01/21	9,745,723
Louisa IDA Pollution Control RB Refunding for Virginia Electric & Power Company Project RMKT 12/01/16 Series 2008 C (BBB+/A2)(b)
8,000,000	1.850	05/16/19	8,070,240
Peninsula Ports Authority of Virginia Coal Terminal RB Refunding for Dominion Terminal Associates Project Series 2003 (BBB/NR)(b)
2,750,000	1.550	10/01/19	2,726,625

Principal Amount		Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Commonwealth Transportation Board RB for Transportation Capital Projects Series 2012 (AA+/Aa1)
	$5,000,000	5.000%	05/15/19	$ 5,361,500
Virginia Commonwealth Transportation Board RB Refunding for Northern Virginia Transportation District Program Series 2014 A (AA+/Aa1)
	8,375,000	5.000	05/15/19	8,980,512
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
	20,650,000	5.000	05/15/19	22,142,995
	11,680,000	5.000	05/15/20	12,916,328
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 08/13/15 Series 2009 A (BBB+/A2)(b)
	6,000,000	2.150	09/01/20	6,078,780
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 11/02/15 Series 2010 A (BBB+/A2)(b)
	4,500,000	1.875	06/01/20	4,519,620
Virginia State Public Building Authority RB for Public Facilities Series 2009 B (ST APPROP) (AA+/Aa1)(a)
	3,005,000	5.000	08/01/19	3,242,816
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(a)
	5,375,000	5.000	08/01/21	6,158,460
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (BBB+/A2)(b)
	2,000,000	1.875	05/16/19	2,011,500

				103,071,838

Washington – 0.8%
City of Spokane Washington Water and Wastewater System RB Series 2014 (AA/Aa2)
	2,805,000	5.000	12/01/18	2,960,874
Seattle City RB Refunding for Municipal Light & Power Improvement Series 2016 C (AA/Aa2)
	10,660,000	5.000	10/01/22	12,520,063
Washington State COPS for State and Local Agency Real and Personal Property Series 2014 B (NR/Aa2)
	3,020,000	5.000	07/01/19	3,243,933
Washington State COPS for State and Local Agency Real and Personal Property Series 2015 B (NR/Aa2)
	5,745,000	5.000	01/01/20	6,263,371
Washington State COPS Refunding for State and Local Agency Real and Personal Property Series 2016 A (NR/Aa2)
6,420,000		5.000	07/01/20	7,103,538
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 R-F (AA+/Aa1)
	6,770,000	5.000	07/01/19	7,285,874

				39,377,653

West Virginia – 0.2%
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (A-/Baa1)(b)
	3,000,000	1.625	10/01/18	3,017,430
Monongalia County Board of Education Public School GO Refunding Bonds Series 2012 (AA-/NR)
	1,520,000	5.000	05/01/18	1,569,339

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
West Virginia – (continued)
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB+/NR)
$1,445,000	5.000%	05/01/18	$ 1,480,489
1,565,000	5.000	05/01/19	1,644,987

			7,712,245

Wisconsin – 0.3%
Wisconsin State GO Bonds Series 2006 A (AA/Aa2)(a)
11,030,000	5.000	05/01/21	12,532,396

TOTAL INVESTMENTS – 99.2% (Cost $4,728,776,021)			$4,705,406,192

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			36,763,341

NET ASSETS – 100.0%			$4,742,169,533

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2017.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,847,501, which represents approximately 0.4% of net assets as of June 30, 2017.

(f)	When-issued security.

(g)	Security is currently in default.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Build America Mutual Assurance Co.
BANS	— Bond Anticipation Notes
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CNTY GTD	— County Guaranteed
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on June 30, 2017(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America NA	California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/23	$5,000	1.000%	03/20/23	0.764%	$(141,919)	$204,598
JPMorgan Chase Bank NA	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	1.000	03/20/23	0.764	(283,838)	409,195

TOTAL						$(425,757)	$613,793

(a)

Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,712,400,888

Gross unrealized gain	60,094,152
Gross unrealized loss	(67,088,848)

Net unrealized security loss	$(6,994,696)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in United States (“U.S.”) or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2017:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$1,192,767,482	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$81,839	$—
Interest Rate Swap Contracts	—	4,790,156	—
Total	$—	$4,871,995	$—
Liabilities(a)
Futures Contracts	$(143,987)	$—	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$4,878,147,790	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$1,848,116	$—
Interest Rate Swap Contracts	—	25,597,724	—
Total	$—	$27,445,840	$—
Liabilities(a)
Credit Default Swap Contracts	$—	$(1,201,073)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$4,705,406,192	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$613,793	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

State/Territory Specific Risk — The Funds’ investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 48.8%
Automotive – 1.9%
BMW US Capital LLC(a)
$1,050,000	1.500%		04/11/19	$ 1,045,857
Daimler Finance North America LLC(a)
1,400,000	1.650		05/18/18	1,399,318
1,050,000	2.250		03/02/20	1,051,091
Ford Motor Credit Co. LLC
2,000,000	1.739	(b)	09/08/17	2,000,598
3,950,000	2.425		06/12/20	3,948,732
Harley-Davidson Financial Services, Inc.(a)(c)
800,000	2.150		02/26/20	796,750

				10,242,346

Banks – 13.7%
ABN AMRO Bank NV(a)
3,925,000	2.500		10/30/18	3,955,650
American Express Credit Corp.(c)
3,675,000	2.375		05/26/20	3,708,656
Bank of America Corp.
1,400,000	6.875		04/25/18	1,456,881
1,150,000	2.625		10/19/20	1,161,595
3,050,000	2.151	(c)	11/09/20	3,036,193
Bank of Montreal
25,000	1.800		07/31/18	25,038
Banque Federative du Credit Mutuel SA(a)
1,150,000	2.000		04/12/19	1,149,874
BNP Paribas SA
900,000	2.375		05/21/20	906,522
BPCE SA
1,726,000	2.500		12/10/18	1,741,367
Capital One NA/Mclean VA(c)
625,000	1.850		09/13/19	619,715
Citigroup, Inc.
200,000	6.125		05/15/18	207,378
875,000	2.150		07/30/18	877,751
150,000	2.500		09/26/18	151,017
3,400,000	2.050		12/07/18	3,405,056
Citizens Bank NA(b)(c)
1,175,000	1.750		03/02/20	1,175,944
Compass Bank(c)
1,250,000	1.850		09/29/17	1,250,303
Credit Suisse AG
1,475,000	1.750		01/29/18	1,475,798
Discover Bank(c)
1,600,000	2.600		11/13/18	1,613,643
HSBC USA, Inc.
3,075,000	1.500		11/13/17	3,073,419
ING Bank NV(a)
1,600,000	1.800		03/16/18	1,602,005
1,425,000	2.050		08/17/18	1,427,689
JPMorgan Chase & Co.
3,925,000	1.802	(b)	01/28/19	3,949,551
1,275,000	2.200		10/22/19	1,279,076
1,775,000	2.750	(c)	06/23/20	1,804,658
Lloyds Bank PLC
2,225,000	1.750		03/16/18	2,227,499
1,100,000	2.000		08/17/18	1,101,885
Mizuho Corporate Bank Ltd.(a)
1,150,000	1.550		10/17/17	1,150,051
Morgan Stanley
1,425,000	2.500		04/21/21	1,423,901

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc.(b)(c)
$4,575,000	2.336%		01/20/22	$ 4,620,777
MUFG Americas Holdings Corp.(c)
550,000	1.625		02/09/18	549,944
MUFG Union Bank NA(c)
2,250,000	2.625		09/26/18	2,272,160
Nordea Bank AB(a)
1,900,000	1.875		09/17/18	1,902,835
Santander Holdings USA, Inc.(c)
250,000	2.650		04/17/20	249,361
Santander UK PLC
1,225,000	2.000		08/24/18	1,227,189
Sumitomo Mitsui Trust Bank Ltd.(a)
1,175,000	2.050		03/06/19	1,174,992
Synchrony Financial(c)
1,200,000	2.600		01/15/19	1,206,408
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
1,100,000	1.450		09/08/17	1,099,651
1,625,000	1.700		03/05/18	1,625,700
The Huntington National Bank(b)
1,175,000	1.738		03/10/20	1,178,315
UBS AG(a)(c)
2,600,000	2.200		06/08/20	2,601,833
US Bank NA(c)
1,175,000	1.400		04/26/19	1,167,756
Westpac Banking Corp.
5,025,000	2.300		05/26/20	5,039,095

				72,874,131

Brokerage – 0.1%
CBOE Holdings, Inc.
475,000	1.950		06/28/19	474,838

Chemicals – 1.0%
E.I. du Pont de Nemours & Co.(b)
825,000	1.700		05/01/20	829,959
Ecolab, Inc.
2,025,000	1.550		01/12/18	2,023,854
The Sherwin-Williams Co.
1,175,000	2.250		05/15/20	1,177,628
1,300,000	2.750	(c)	06/01/22	1,299,224

				5,330,665

Construction Machinery – 0.1%
Caterpillar Financial Services Corp.
735,000	2.450		09/06/18	741,932

Consumer Cyclical Services - Business(c) – 0.5%
Visa, Inc.
2,675,000	2.200		12/14/20	2,697,366

Diversified Manufacturing – 1.9%
Amphenol Corp.
925,000	1.550		09/15/17	924,785
1,000,000	2.550	(c)	01/30/19	1,009,201
Danaher Corp.
850,000	1.650		09/15/18	849,806
Fortive Corp.
750,000	1.800		06/15/19	745,375
Honeywell International, Inc.(c)
1,400,000	1.850		11/01/21	1,377,573

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing – (continued)
Roper Technologies, Inc.(c)
$775,000	2.800%		12/15/21	$ 781,598
Siemens Financieringsmaat NV(a)
4,450,000	1.300		09/13/19	4,395,118

				10,083,456

Electric – 2.3%
American Electric Power Co., Inc.(c)
518,000	1.650		12/15/17	518,057
CMS Energy Corp.
2,263,000	8.750		06/15/19	2,541,956
Commonwealth Edison Co.(c)
525,000	2.150		01/15/19	527,581
Consolidated Edison, Inc.(c)
350,000	2.000		05/15/21	344,544
Dominion Energy, Inc.
1,150,000	1.900		06/15/18	1,152,708
300,000	1.600		08/15/19	297,459
Emera US Finance LP
1,375,000	2.150		06/15/19	1,373,721
NextEra Energy Capital Holdings, Inc.
375,000	2.300		04/01/19	376,721
Public Service Enterprise Group, Inc.
1,950,000	1.600		11/15/19	1,928,581
Southern Power Co.(c)
1,150,000	2.500		12/15/21	1,139,530
The Southern Co.
1,300,000	1.850		07/01/19	1,294,961
Virginia Electric and Power Co.(c)
900,000	1.200		01/15/18	898,301

				12,394,120

Energy – 0.6%
EOG Resources, Inc.
1,125,000	5.625		06/01/19	1,199,761
Phillips 66(a)(b)(c)
750,000	2.054		04/15/20	751,508
Statoil ASA(b)
1,200,000	1.472		05/15/18	1,201,643

				3,152,912

Food and Beverage – 5.0%
Anheuser-Busch InBev Finance, Inc.
7,325,000	1.900		02/01/19	7,341,386
Danone SA(a)
2,925,000	1.691		10/30/19	2,901,635
Kraft Heinz Foods Co.
1,925,000	2.000		07/02/18	1,929,874
McDonald’s Corp.
625,000	2.100		12/07/18	628,516
Molson Coors Brewing Co.
975,000	1.900	(a)	03/15/19	973,660
1,375,000	1.450		07/15/19	1,358,246
Mondelez International Holdings Netherlands BV(a)(c)
3,300,000	2.000		10/28/21	3,215,250
Suntory Holdings Ltd.(a)
2,850,000	1.650		09/29/17	2,850,131
Sysco Corp.(c)
625,000	2.600		10/01/20	632,741

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food and Beverage – (continued)
The JM Smucker Co.
$2,025,000	1.750%	03/15/18	$ 2,025,992
575,000	2.500	03/15/20	580,976
Wm Wrigley Jr Co.(a)
1,900,000	2.000	10/20/17	1,903,355

			26,341,762

Health Care - Medical Products – 0.9%
Abbott Laboratories(c)
1,275,000	2.900	11/30/21	1,289,242
Becton Dickinson & Co.
1,250,000	2.133	06/06/19	1,251,899
675,000	2.404	06/05/20	676,090
Stryker Corp.
1,550,000	2.000	03/08/19	1,554,278

			4,771,509

Health Care Services – 0.8%
UnitedHealth Group, Inc.
1,400,000	1.900	07/16/18	1,405,149
2,675,000	2.300	12/15/19	2,704,003

			4,109,152

Life Insurance – 0.6%
AIG Global Funding(a)
675,000	2.150	07/02/20	674,519
MetLife, Inc.
1,150,000	7.717	02/15/19	1,256,116
Reliance Standard Life Global Funding II(a)
1,375,000	2.500	04/24/19	1,384,151

			3,314,786

Metals & Mining(a) – 0.3%
Glencore Finance Canada Ltd.
1,475,000	2.700	10/25/17	1,477,211

Noncaptive - Financial – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,900,000	3.750	05/15/19	1,951,549
International Lease Finance Corp.
600,000	6.250	05/15/19	643,550

			2,595,099

Pharmaceuticals – 4.2%
AbbVie, Inc.
5,150,000	1.800	05/14/18	5,156,499
Allergan Funding SCS(c)
5,378,000	3.000	03/12/20	5,492,116
Bayer US Finance LLC(a)(b)
3,350,000	1.430	10/06/17	3,350,573
EMD Finance LLC(a)
3,125,000	1.700	03/19/18	3,124,556
Forest Laboratories, Inc.(a)(c)
484,000	4.375	02/01/19	499,138
Gilead Sciences, Inc.
1,400,000	1.850	09/04/18	1,403,300
Mylan, Inc.
450,000	2.550	03/28/19	453,249

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Shire Acquisitions Investments Ireland DAC
$3,025,000	1.900%		09/23/19	$ 3,010,955

				22,490,386

Pipelines – 2.5%
Columbia Pipeline Group, Inc.
825,000	2.450		06/01/18	828,785
Enbridge Energy Partners LP
846,000	5.200		03/15/20	897,151
Enterprise Products Operating LLC
1,450,000	5.250		01/31/20	1,556,510
Kinder Morgan Energy Partners LP
2,325,000	6.850		02/15/20	2,563,387
Kinder Morgan, Inc.(c)
625,000	3.050		12/01/19	635,859
Magellan Midstream Partners LP
1,075,000	6.400		07/15/18	1,123,079
1,225,000	6.550		07/15/19	1,328,505
Sabine Pass Liquefaction LLC(c)
2,300,000	6.250		03/15/22	2,604,460
TransCanada PipeLines Ltd.
1,550,000	1.875		01/12/18	1,552,076

				13,089,812

Property/Casualty Insurance – 1.1%
Chubb INA Holdings, Inc.(c)
875,000	2.300		11/03/20	879,989
The Chubb Corp.
5,000,000	5.750		05/15/18	5,179,645

				6,059,634

Real Estate Investment Trust – 1.2%
Select Income REIT(c)
450,000	2.850		02/01/18	451,870
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
3,425,000	1.750		09/15/17	3,424,983
Welltower, Inc.
2,575,000	4.700		09/15/17	2,589,193

				6,466,046

Retailers – 0.3%
Amazon.com, Inc.(c)
1,225,000	2.600		12/05/19	1,248,069
AutoZone, Inc.
300,000	1.625		04/21/19	298,150

				1,546,219

Retailers - Food & Drug – 1.0%
CVS Health Corp.
275,000	1.900		07/20/18	275,714
1,325,000	2.800	(c)	07/20/20	1,348,980
2,200,000	2.125	(c)	06/01/21	2,173,178
The Kroger Co.
450,000	2.000		01/15/19	449,587
Walgreens Boots Alliance, Inc.
1,175,000	1.750		11/17/17	1,175,733

				5,423,192

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology – 4.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
$5,800,000	2.375%		01/15/20	$ 5,808,427
Cisco Systems, Inc.
1,800,000	1.400		09/20/19	1,787,614
Dell International LLC/EMC Corp.(a)
2,600,000	3.480		06/01/19	2,660,778
DXC Technology Co.(a)
550,000	2.875		03/27/20	556,915
Fidelity National Information Services, Inc.
1,400,000	2.850		10/15/18	1,416,516
1,050,000	2.250	(c)	08/15/21	1,038,700
Fiserv, Inc.(c)
1,025,000	2.700		06/01/20	1,037,076
Harris Corp.
925,000	1.999		04/27/18	926,263
Hewlett Packard Enterprise Co.
2,600,000	2.850		10/05/18	2,622,246
Microsoft Corp.
1,025,000	1.850		02/06/20	1,027,613
QUALCOMM, Inc.
2,000,000	1.400		05/18/18	1,998,742
875,000	1.850		05/20/19	876,995
350,000	2.100		05/20/20	351,600

				22,109,485

Tobacco – 1.0%
BAT International Finance PLC(a)
1,575,000	1.850		06/15/18	1,575,038
Philip Morris International, Inc.
575,000	1.375		02/25/19	571,234
Reynolds American, Inc.
2,900,000	2.300		06/12/18	2,912,629

				5,058,901

Transportation(a) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,625,000	2.875		07/17/18	1,641,300

Wireless Telecommunications – 0.3%
Verizon Communications, Inc.
1,150,000	2.625		02/21/20	1,165,295
425,000	3.000	(c)	11/01/21	430,628

				1,595,923

Wirelines Telecommunications – 2.5%
AT&T, Inc.
3,525,000	5.875		10/01/19	3,814,822
825,000	2.800	(c)	02/17/21	833,752
425,000	3.875		08/15/21	443,674
Verizon Communications, Inc.
1,950,000	3.650		09/14/18	1,993,216
2,575,000	1.375		08/15/19	2,552,149
4,050,000	1.750	(c)	08/15/21	3,917,359

				13,554,972

TOTAL CORPORATE OBLIGATIONS (Cost $259,722,713)				$259,637,155

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 21.9%
Autos – 3.3%
Ally Master Owner Trust Series 2012-5, Class A
$4,600,000	1.540%	09/15/19	$ 4,600,806
Ally Master Owner Trust Series 2015-2, Class A2
4,000,000	1.830	01/15/21	4,001,151
Ally Master Owner Trust Series 2017-3, Class A2
3,750,000	2.040	06/15/22	3,737,150
Ford Credit Auto Owner Trust Series 2016-2, Class A(a)
1,600,000	2.030	12/15/27	1,588,585
GM Financial Automobile Leasing Trust Series 2015-1, Class A3
726,310	1.530	09/20/18	726,514
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1(a)
1,550,000	1.960	05/17/21	1,553,233
Nissan Master Owner Receivables Trust Series 2016-A, Class A2
1,200,000	1.540	06/15/21	1,192,665

			17,400,104

Credit Card – 7.3%
Bank of America Credit Card Trust Series 2014-A1, Class A(b)
7,000,000	1.539	06/15/21	7,030,052
Barclays Dryrock Issuance Trust Series 2015-1, Class A
3,450,000	2.200	12/15/22	3,471,871
Barclays Dryrock Issuance Trust Series 2016-1, Class A
1,600,000	1.520	05/16/22	1,589,689
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
3,650,000	1.660	06/17/24	3,585,539
CARDS II Trust Series 2016-1A, Class A(a)(b)
2,150,000	1.859	07/15/21	2,159,371
Chase Issuance Trust Series 2016-A2, Class A
2,900,000	1.370	06/15/21	2,880,774
Chase Issuance Trust Series 2016-A5, Class A5
3,950,000	1.270	07/15/21	3,913,478
Evergreen Credit Card Trust Series 2016-1, Class A(a)(b)
3,350,000	1.879	04/15/20	3,364,420
Golden Credit Card Trust Series 2016-5A, Class A(a)
2,800,000	1.600	09/15/21	2,784,692
Golden Credit Card Trust Series 2017-2A, Class A(a)
1,900,000	1.980	04/15/22	1,899,525
Master Credit Card Trust II Series 2017-1A, Class A(a)
2,600,000	2.260	07/21/21	2,621,287
Trillium Credit Card Trust II Series 2016-1A, Class A(a)(b)
3,650,000	1.936	05/26/21	3,667,087

			38,967,785

Equipment(a) – 0.6%
Chesapeake Funding II LLC Series 16-2A, Class A1
3,368,536	1.880	06/15/28	3,364,497

Home Equity(b) – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
6,000	6.745	06/25/28	6,913
Centex Home Equity Series 2004-D, Class MV3
71,271	2.524	09/25/34	69,268
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
29,384	3.274	05/25/34	29,216

			105,397

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
$10,909	4.350%	04/15/40	$ 10,995

Other(a)(b) – 1.4%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
1,650,000	1.894	09/10/18	1,650,187
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2
1,000,000	1.944	04/10/19	1,000,233
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
2,650,000	2.294	03/10/19	2,650,394
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1
650,000	1.844	07/10/19	650,273
Station Place Securitization Trust Series 2015-2, Class A
1,400,000	2.039	05/15/18	1,400,000

			7,351,087

Student Loan(b) – 9.3%
Access Group, Inc. Series 2006-1, Class A2
24,730	1.162	08/25/23	24,719
Brazos Higher Education Authority, Inc. Series 2006-1, Class A3(c)
399,206	1.263	12/26/24	398,700
College Loan Corp. Trust I Series 2005-1, Class A4
500,000	1.306	04/25/27	497,214
College Loan Corp. Trust I Series 2006-1, Class A5
2,000,000	1.296	07/25/28	1,937,099
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)
2,430,477	2.374	07/26/66	2,443,372
ECMC Group Student Loan Trust Series 2017-1A, Class A(a)
3,885,846	2.224	12/27/66	3,889,309
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
2,003,630	1.824	06/25/26	2,005,853
Educational Services of America, Inc. Series 2010-1, Class A1(a)
1,208,491	1.888	07/25/23	1,209,344
Educational Services of America, Inc. Series 2014-1, Class A(a)
2,076,323	1.724	02/25/39	2,049,418
GCO Education Loan Funding Master Trust-II Series 2006-2A, Class A3L(a)
301,226	1.172	08/25/28	301,076
GCO Education Loan Funding Trust Series 2007-1A, Class A6L(a)
2,499,558	1.299	11/25/26	2,466,612
Goal Capital Funding Trust Series 2007-1, Class A3
177,496	1.243	09/25/28	177,337
Higher Education Funding I Series 2005-1, Class A4
203,291	1.192	02/25/30	202,980
Illinois Student Assistance Commission Series 2010-1, Class A3
1,450,000	1.938	07/25/45	1,454,932
Navient Student Loan Trust Series 2016-5A, Class A(a)
4,986,644	2.274	06/25/65	5,065,308
Navient Student Loan Trust Series 2016-7A, Class A(a)
2,475,921	2.174	03/25/66	2,504,201
Navient Student Loan Trust Series 2017-2A, Class A(a)
4,046,478	2.074	12/27/66	4,070,574
Nelnet Student Loan Trust Series 2005-4, Class A3
348,987	1.286	06/22/26	348,831
Nelnet Student Loan Trust Series 2006-2, Class A5
2,467,769	1.138	01/25/30	2,464,183

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
$1,738,930	1.724%	12/26/31	$ 1,724,638
SLC Student Loan Center Series 2011-1, Class A(a)
7,279,660	2.244	10/25/27	7,360,661
SLM Student Loan Trust Series 2003-12, Class A5(a)
386,197	1.411	09/15/22	386,409
SLM Student Loan Trust Series 2003-14, Class A5
226,223	1.268	01/25/23	226,223
SLM Student Loan Trust Series 2004-1, Class A3
926,354	1.248	04/25/23	926,532
SLM Student Loan Trust Series 2006-2, Class A5
1,844,852	1.148	07/25/25	1,844,736
SLM Student Loan Trust Series 2006-4, Class A5
27,757	1.138	10/27/25	27,754
SLM Student Loan Trust Series 2013-3, Class A2
120,104	1.324	05/26/20	120,135
SLM Student Loan Trust Series 2014-1, Class A2
201,519	1.404	07/26/21	201,616
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
977,427	1.848	10/01/24	981,467
Utah State Board of Regents Series 2011, Class A2(c)
1,042,561	1.884	05/01/29	1,047,179
Utah State Board of Regents Series 2011-1, Class A3
1,100,000	1.884	05/01/35	1,103,388
Wachovia Student Loan Trust Series 2005-1, Class A5
199,817	1.168	01/26/26	199,482

			49,661,282

TOTAL ASSET-BACKED SECURITIES (Cost $116,708,176)			$116,861,147

Government Guarantee Obligation(d) – 4.0%
Kreditanstalt fuer Wiederaufbau
$21,280,000	1.500%	02/06/19	$ 21,279,574
(Cost $21,291,170)

U.S. Treasury Obligations – 5.8%
United States Treasury Inflation Indexed Bonds
$20,942,658	0.125 (e)	04/15/18	$ 20,877,317
4,698,315	0.125	04/15/20	4,707,289
United States Treasury Notes
5,130,000	1.375	09/30/20	5,092,089
500,000	1.375	04/30/21	493,670

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,395,252)			$ 31,170,365

Shares	Distribution Rate		Value
Investment Company(b)(f) – 5.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
28,243,329	0.867		$ 28,243,329
(Cost $28,243,329)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $457,360,640)			$457,191,570

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 14.3%
Certificates of Deposit – 5.5%
Bank of Montreal
$3,000,000	1.682%	08/11/17	$ 3,001,654
2,800,000	1.623	10/24/17	2,803,896
BNP Paribas New York
3,200,000	1.440	01/02/18	3,200,221
Canadian Imperial Bank of Commerce
1,000,000	1.419	07/16/18	999,921
Credit Suisse New York
3,000,000	1.959	08/16/17	3,002,907
1,000,000	1.690	09/28/17	1,000,930
Mitsubishi UFJ Trust & Banking Corp.
2,800,000	1.967	09/18/17	2,803,989
Mizuho Bank Ltd.
2,225,000	1.967	09/19/17	2,228,539
1,500,000	1.796	09/24/18	1,499,634
Societe Generale SA
2,000,000	1.590	01/18/18	2,002,352
The Toronto-Dominion Bank
2,000,000	1.685	08/10/17	2,001,084
UBS AG Stamford
2,000,000	1.530	12/19/17	2,001,171
Wells Fargo Bank
2,800,000	1.769	09/22/17	2,803,304

			29,349,602

Commercial Paper – 8.8%
Autozone, Inc.(g)
1,600,000	0.000	07/06/17	1,599,622
Bayerische Landesbank(g)
2,800,000	0.000	07/17/17	2,798,317
Collateralized Commercial Paper II
2,750,000	1.390	07/28/17	2,751,029
Dominion Energy, Inc.(g)
1,000,000	0.000	10/12/17	995,444
Eastman Chemical Co.(g)
2,600,000	0.000	08/01/17	2,597,047
Ecolab, Inc.(g)
3,500,000	0.000	07/20/17	3,497,167
Edison International(g)
3,200,000	0.000	07/03/17	3,199,625
Electricite de France SA(g)
2,000,000	0.000	09/19/17	1,993,155

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
$2,600,000	0.000%	01/05/18	$ 2,576,249
Ford Motor Credit Co.(g)
3,000,000	0.000	09/01/17	2,992,057
Ford Motor Credit Co. LLC(g)
2,500,000	0.000	02/01/18	2,474,211
Mondelez International, Inc.(g)
2,200,000	0.000	07/21/17	2,198,129
Omnicom Cap, Inc.(g)
3,000,000	0.000	08/07/17	2,995,266
Schlumberger Holdings Corp.(g)
2,500,000	0.000	08/21/17	2,494,782
1,000,000	0.000	08/22/17	997,873
The Toronto-Dominion Bank(g)
2,000,000	0.000	09/28/17	1,993,800
UBS AG London
2,000,000	1.472	06/15/18	2,000,160
Versailles Commercial Paper LLC(g)
4,000,000	0.000	10/02/17	3,986,050
Westpac Banking Corp.
2,500,000	1.643	08/07/17	2,501,174

			46,641,157

TOTAL SHORT-TERM INVESTMENTS (Cost $75,960,558)			$ 75,990,759

TOTAL INVESTMENTS – 100.1% (Cost $533,321,198)			$533,182,329

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(645,573)

NET ASSETS – 100.0%			$532,536,756

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $130,982,101, which represents approximately 24.6% of net assets as of June 30, 2017.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Guaranteed by a foreign government until maturity.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an Affiliated Fund.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	122	September 2017	$30,086,725	$(4,970)
Eurodollars	65	December 2017	16,010,313	(8,388)
Eurodollars	(68)	March 2018	(16,734,800)	54,805
Eurodollars	(76)	June 2018	(18,689,350)	7,425
Eurodollars	(76)	September 2018	(18,675,100)	3,624
Eurodollars	(76)	December 2018	(18,658,000)	774
Eurodollars	(47)	March 2019	(11,532,037)	81,554
Eurodollars	(63)	June 2019	(15,448,388)	110,067
Eurodollars	(63)	September 2019	(15,439,725)	111,936
Eurodollars	(63)	December 2019	(15,427,913)	116,367
Eurodollars	(71)	March 2020	(17,379,025)	101,886
Eurodollars	(55)	June 2020	(13,456,438)	73,923
Eurodollars	(27)	September 2020	(6,602,512)	(16,937)
Eurodollars	(27)	December 2020	(6,598,125)	(16,600)
Eurodollars	(27)	March 2021	(6,595,087)	(15,925)
2 Year U.S. Treasury Notes	(371)	September 2017	(80,176,579)	81,292
5 Year U.S. Treasury Notes	(200)	September 2017	(23,567,188)	58,101

TOTAL				$738,934

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	533,348,844

Gross unrealized gain	896,813
Gross unrealized loss	(1,063,328)

Net unrealized security loss	$(166,515)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 48.6%
Collateralized Mortgage Obligations – 2.8%
Adjustable Rate Non-Agency(a) – 0.1%
Merrill Lynch Mortgage Investors Trust Series c. Series 2004-E, Class A2B
$293,891	2.148%	11/25/29	$ 291,445

Interest Only(b) – 0.0%
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
15,726	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
16,625	0.000	08/25/33	—
FNMA STRIPS Series 151, Class 2
776	9.500	07/25/22	85
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
17,621	0.123	08/25/33	99
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
2,939	0.320	07/25/33	54

			238

Inverse Floaters(a) – 0.0%
GNMA REMIC Series 2002-13, Class SB
37,936	32.099	02/16/32	59,279

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
2,234	0.000	10/25/21	2,178

Regular Floater(a) – 0.0%
FHLMC REMIC Series 1760, Class ZB
81,009	1.670	05/15/24	80,807

Sequential Fixed Rate – 2.6%
FHLMC REMIC Series 2329, Class ZA
522,826	6.500	06/15/31	590,751
FHLMC REMIC Series 4273, Class PD
866,572	6.500	11/15/43	998,833
FNMA REMIC Series 2011-52, Class GB
852,850	5.000	06/25/41	935,530
FNMA REMIC Series 2011-99, Class DB
849,648	5.000	10/25/41	932,889
FNMA REMIC Series 2012-111, Class B
118,067	7.000	10/25/42	136,126
FNMA REMIC Series 2012-153, Class B
495,009	7.000	07/25/42	572,962
GNMA REMIC Series 2002-42, Class KZ
1,403,754	6.000	06/16/32	1,548,050
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,487,912

			9,203,053

Sequential Floating Rate(a) – 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
376,651	1.673	10/07/20	377,284

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 10,014,284

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(a) – 0.8%
Sequential Floating Rate – 0.8%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
$3,059,266	6.090%	12/10/49	$ 3,073,804

Federal Agencies – 45.0%
Adjustable Rate FHLMC(a) – 0.2%
107,193	2.740	11/01/32	112,482
604,749	2.796	09/01/33	636,331

			748,813

Adjustable Rate FNMA(a) – 0.8%
20,426	3.170	11/01/32	21,435
141,456	3.107	12/01/32	145,576
731,818	2.788	05/01/33	752,407
20,296	3.086	06/01/33	21,429
684,405	3.119	10/01/33	720,076
631,055	2.881	02/01/35	666,896
540,672	2.748	09/01/35	563,492

			2,891,311

Adjustable Rate GNMA(a) – 0.7%
41,114	2.125	06/20/23	41,744
20,353	2.125	07/20/23	20,660
19,748	2.125	08/20/23	20,050
51,948	2.125	09/20/23	52,749
17,165	2.375	03/20/24	17,430
146,778	2.125	04/20/24	149,285
16,112	2.125	05/20/24	16,390
146,955	2.125	06/20/24	149,514
85,482	2.125	07/20/24	86,949
114,735	2.125	08/20/24	116,723
36,501	2.125	09/20/24	37,146
46,843	2.250	11/20/24	47,638
18,794	2.250	12/20/24	19,116
32,029	2.500	12/20/24	32,631
32,285	2.375	01/20/25	32,836
18,075	2.375	02/20/25	18,387
64,908	2.125	05/20/25	66,153
50,971	2.125	07/20/25	51,944
22,856	2.375	02/20/26	23,292
1,200	2.125	07/20/26	1,225
61,552	2.375	01/20/27	62,820
22,374	2.375	02/20/27	22,837
177,342	2.125	04/20/27	181,324
18,043	2.125	05/20/27	18,450
22,739	2.125	06/20/27	23,273
9,081	2.250	11/20/27	9,282
27,165	2.250	12/20/27	27,768
60,302	2.375	01/20/28	61,634
21,173	2.375	02/20/28	21,643
24,807	2.375	03/20/28	25,361
94,331	2.125	07/20/29	96,709
59,062	2.125	08/20/29	60,614
11,396	2.125	09/20/29	11,686
54,659	2.250	10/20/29	56,006
70,493	2.250	11/20/29	72,197
14,794	2.250	12/20/29	15,159

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$20,324	2.375%	01/20/30	$ 20,827
9,083	2.375	02/20/30	9,310
52,400	2.375	03/20/30	53,704
64,447	2.125	04/20/30	66,141
170,135	2.125	05/20/30	174,668
15,704	2.125	06/20/30	16,139
151,480	2.125	07/20/30	155,482
22,511	2.125	09/20/30	23,110
50,936	2.250	10/20/30	52,308
89,259	2.375	03/20/32	91,678

			2,431,992

FHLMC – 3.6%
338	7.000	09/01/17	338
309	7.000	10/01/17	310
4,456	5.500	05/01/18	4,497
43,800	5.500	06/01/18	44,332
2,353	4.500	09/01/18	2,391
26,491	5.000	06/01/19	27,130
1,241	10.000	07/01/20	1,243
21,052	6.500	07/01/21	22,853
1,812	6.500	08/01/22	1,938
31,470	9.000	10/01/22	34,860
97,487	4.500	10/01/23	104,410
495,208	5.000	08/01/24	528,968
50,488	6.500	07/01/28	54,058
468,003	4.500	03/01/29	501,235
4,219	8.000	07/01/30	5,077
6,137	7.500	12/01/30	6,185
34,128	7.000	04/01/31	37,836
19,516	5.000	08/01/33	21,233
3,591	5.000	09/01/33	3,907
8,214	5.000	10/01/33	8,936
14,843	5.500	09/01/34	16,626
72,039	6.000	10/01/34	80,214
4,863	5.000	11/01/34	5,314
273,503	5.000	12/01/34	298,840
965	5.500	03/01/35	1,066
14,118	5.000	07/01/35	15,426
1,945	5.500	07/01/35	2,152
3,440	5.000	11/01/35	3,742
3,418	5.500	11/01/35	3,858
27,573	5.000	12/01/35	30,346
75,520	5.500	01/01/36	85,246
214	5.500	02/01/36	241
2,122	6.000	06/01/36	2,394
40,718	5.000	02/01/37	44,474
3,655	5.000	03/01/38	3,990
87,913	5.500	03/01/38	98,631
38,146	5.500	04/01/38	42,797
5,610	5.500	11/01/38	6,391
9,804	5.500	12/01/38	10,836
420,977	7.000	02/01/39	487,438
2,660	5.500	03/01/39	2,942
172,227	5.000	07/01/39	188,609
4,070	5.500	10/01/39	4,566
10,775	5.500	03/01/40	11,984
18,188	4.000	06/01/40	19,210
21,339	5.500	06/01/40	23,940
10,148	5.000	08/01/40	11,094
743,303	5.500	08/01/40	822,052
2,993	4.500	11/01/40	3,221
196,732	4.000	02/01/41	207,836

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$4,700	5.000%	04/01/41	$ 5,159
8,225	5.000	06/01/41	8,992
361,685	5.000	07/01/41	393,949
14,210	4.000	11/01/41	15,023
20,778	3.000	05/01/42	20,850
261,590	3.500	06/01/42	271,195
20,257	3.000	08/01/42	20,327
24,024	3.000	01/01/43	24,117
82,040	3.000	02/01/43	82,332
4,314,987	3.500	04/01/43	4,458,595
484,883	3.500	06/01/45	500,794
383,286	3.500	10/01/45	395,743
2,660,621	3.500	03/01/46	2,747,091

			12,891,380

FNMA – 23.2%
225	5.000	08/01/17	230
3,525	4.500	08/01/18	3,568
35,346	5.000	09/01/18	35,849
212,872	5.000	10/01/18	216,285
16,739	6.500	08/01/19	18,513
7,192	9.500	10/01/20	7,234
178,680	5.500	02/01/23	197,766
308,365	5.500	08/01/23	341,303
82,808	6.000	11/01/28	93,829
6,373	6.500	11/01/28	6,834
55,571	7.000	07/01/31	61,255
991	5.500	03/01/33	1,103
3,889	6.000	03/01/33	4,413
3,325,544	5.500	04/01/33	3,743,205
1,936	6.000	05/01/33	2,198
5,270	5.000	07/01/33	5,798
645,517	5.500	07/01/33	695,440
24,728	5.000	08/01/33	27,071
4,485	5.500	09/01/33	5,031
23,188	5.500	12/01/33	26,023
933	6.000	12/01/33	1,062
5,618	5.500	02/01/34	6,296
1,944	5.500	03/01/34	2,183
1,146	5.500	04/01/34	1,291
8,037	5.500	05/01/34	9,024
81	5.500	06/01/34	90
8,085	5.500	08/01/34	9,108
4,324	5.500	09/01/34	4,853
3,961	5.500	10/01/34	4,437
3,340	5.500	11/01/34	3,750
37,809	5.500	12/01/34	42,427
6,700	5.500	04/01/35	7,507
188,253	6.000	04/01/35	212,992
5,526	5.000	05/01/35	6,118
4,229	5.500	05/01/35	4,700
7,694	5.000	07/01/35	8,448
7,953	5.500	07/01/35	8,932
4,336	5.000	08/01/35	4,770
808	5.500	08/01/35	910
7,535	5.500	09/01/35	8,484
76,722	6.000	10/01/35	87,861
37,299	6.000	11/01/35	42,457
3,581	5.500	12/01/35	4,041
139	5.500	02/01/36	156
46,634	6.000	03/01/36	53,434
63,861	6.000	04/01/36	73,128
3,258	4.500	07/01/36	3,517

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$447	5.500%	02/01/37	$ 502
16,029	5.500	04/01/37	18,070
243	5.500	06/01/37	273
838,732	5.500	08/01/37	932,296
220,100	6.000	10/01/37	250,881
149,605	7.500	11/01/37	166,184
248	5.500	12/01/37	279
11,386	5.500	02/01/38	12,665
4,388	5.500	03/01/38	4,932
8,053	6.000	03/01/38	9,206
19,677	5.500	04/01/38	22,187
6,007	5.500	05/01/38	6,770
1,683	5.500	06/01/38	1,892
1,415	5.500	07/01/38	1,591
1,111	5.500	08/01/38	1,249
1,114	5.500	09/01/38	1,253
371	5.500	12/01/38	417
6,507	5.500	02/01/39	7,339
272,323	7.000	03/01/39	315,385
3,375	4.500	04/01/39	3,637
11,865	4.500	05/01/39	12,908
6,265	5.500	06/01/39	7,040
6,451	4.000	08/01/39	6,812
27,943	4.500	08/01/39	30,409
50,798	5.000	09/01/39	55,667
5,287	5.500	11/01/39	5,941
495,551	4.500	12/01/39	539,299
310,851	5.000	07/01/40	344,474
377,760	5.000	03/01/41	414,179
90,375	5.000	04/01/41	99,089
169,521	4.500	05/01/41	182,587
30,360	5.000	06/01/41	33,287
146,610	5.000	07/01/41	160,745
188,483	4.500	08/01/41	203,179
174,419	5.000	10/01/41	191,234
34,010	3.500	11/01/41	35,144
298,189	5.000	04/01/42	326,937
39,665	3.500	06/01/42	41,049
158,863	4.500	08/01/42	172,218
23,166	3.500	10/01/42	23,974
18,387	3.000	11/01/42	18,510
228,961	3.000	12/01/42	230,633
595,362	3.000	01/01/43	599,717
114,435	3.000	02/01/43	115,271
694,372	3.000	03/01/43	699,445
1,123,048	3.000	04/01/43	1,131,338
105,795	3.500	04/01/43	109,111
768,024	3.000	05/01/43	773,874
68,595	3.500	05/01/43	70,966
129,960	3.000	06/01/43	130,949
1,184,567	3.000	07/01/43	1,193,590
1,873,979	3.500	07/01/43	1,932,712
318,834	3.500	08/01/43	328,937
39,810	3.500	09/01/43	41,186
98,678	3.500	01/01/44	102,089
252,207	3.500	04/01/45	260,531
1,601,652	4.500	04/01/45	1,747,053
189,268	4.500	05/01/45	206,568
68,288	3.500	06/01/45	70,499
26,463	3.500	09/01/45	27,353
50,400	3.500	10/01/45	52,033
47,473	3.500	11/01/45	49,010
71,256	3.500	01/01/46	73,564
927,650	3.500	06/01/46	962,763

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$11,000,000	3.500%	TBA-30yr(d)	$ 11,295,625
48,000,000	4.000	TBA-30yr(d)	50,417,108

			83,388,539

GNMA – 16.5%
74,110	7.000	12/15/27	81,362
14,077	6.500	08/15/28	15,383
111,272	6.000	01/15/29	127,141
168,241	7.000	10/15/29	194,903
60,728	5.500	11/15/32	67,956
874,922	5.500	12/15/32	980,715
38,079	5.500	01/15/33	42,278
67,731	5.500	02/15/33	75,199
68,139	5.500	03/15/33	75,651
64,265	5.500	07/15/33	71,586
39,239	5.500	08/15/33	43,566
22,224	5.500	09/15/33	24,675
45,730	5.500	04/15/34	50,695
19,181	5.500	05/15/34	21,264
428,056	5.500	06/15/34	474,539
319,696	5.500	09/15/34	354,413
295,454	5.500	12/15/34	327,538
271,954	5.500	01/15/35	301,654
185,882	5.000	03/15/38	203,345
1,607	5.000	11/15/38	1,764
11,316	4.000	02/20/41	12,076
17,436	4.000	11/20/41	18,429
2,879	4.000	01/20/42	3,043
9,366	4.000	04/20/42	9,899
4,968	4.000	10/20/42	5,251
708,872	4.000	08/20/43	749,272
7,104,147	4.000	10/20/43	7,509,027
10,148	4.000	03/20/44	10,724
12,344	4.000	05/20/44	13,043
860,958	4.000	11/20/44	909,757
3,879,583	4.000	06/20/45	4,089,778
3,797,542	4.000	07/20/45	4,003,292
4,066,037	4.000	09/20/45	4,286,333
4,461,676	4.000	10/20/45	4,700,620
869,033	4.000	11/20/45	915,302
3,383,701	4.000	01/20/46	3,561,742
1,646,056	4.000	02/20/46	1,732,667
16,957,040	4.000	04/20/46	17,851,921
602,346	4.000	05/20/46	634,134
3,512,983	4.000	05/20/47	3,705,511
1,000,000	4.000	06/20/47	1,055,430

			59,312,878

TOTAL FEDERAL AGENCIES			$161,664,913

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $174,015,297)			$174,753,001

Agency Debentures – 7.8%
FHLB
$2,200,000	1.875%	03/13/20	$ 2,213,376
3,700,000	2.125	06/09/23	3,697,754
2,100,000	3.375	09/08/23	2,245,125
300,000	3.375	12/08/23	320,140

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – (continued)
FNMA
$1,400,000	1.875%	09/24/26	$ 1,328,782
2,600,000	6.250	05/15/29	3,526,796
4,000,000	6.625	11/15/30	5,709,240
New Valley Generation V
1,768,138	4.929	01/15/21	1,887,806
Small Business Administration
4,685	6.300	05/01/18	4,743
4,670	6.300	06/01/18	4,728
Tennessee Valley Authority
6,500,000	3.875	02/15/21	6,980,675

TOTAL AGENCY DEBENTURES (Cost $27,474,168)			$ 27,919,165

Asset-Backed Securities – 11.4%
Auto Floor Plan ABS(e) – 0.9%
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
$2,000,000	1.650%	05/15/20	$ 1,999,933
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1
1,250,000	1.960	05/17/21	1,252,607

			3,252,540

Automobiles(e) – 2.0%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
2,150,000	2.630	12/20/21	2,137,872
Chesapeake Funding II LLC Series 2017-2A, Class A1
1,850,000	1.990	05/15/29	1,848,311
Ford Credit Auto Owner Trust Series 2016-2, Class A
1,300,000	2.030	12/15/27	1,290,726
Mercedes-Benz Master Owner Trust Series 2017-BA, Class A(a)
1,850,000	1.579	05/16/22	1,852,602

			7,129,511

Student Loan(a) – 8.5%
Access Group, Inc. Series 2005-2, Class A3
743,962	1.232	11/22/24	743,914
Access Group, Inc. Series 2006-1, Class A2
20,051	1.162	08/25/23	20,042
Access Group, Inc. Series 2015-1, Class A(e)
677,539	1.724	07/25/56	673,158
Alaska State Student Loan Corp. Series 2013, Class A(f)
2,735,131	1.524	08/25/31	2,691,876
Brazos Higher Education Authority, Inc. Series 2005-2, Class I-A12(f)
800,000	1.313	03/27/23	795,580
ECMC Group Student Loan Trust Series 2016-1A, Class A(e)
1,779,456	2.374	07/26/66	1,788,897
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(e)
1,369,702	1.824	10/25/56	1,360,176
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(e)
2,750,000	1.824	04/26/32	2,681,498
GCO Education Loan Funding Trust Series 2007-1A, Class A6L(e)
1,778,532	1.299	11/25/26	1,755,089
Higher Education Funding I Series 2005-1, Class A4
172,016	1.192	02/25/30	171,753
Higher Education Funding I Series 2014-1, Class A(e)
1,363,685	2.102	05/25/34	1,357,892
Navient Student Loan Trust Series 2016-5A, Class A(e)
3,751,420	2.274	06/25/65	3,810,598

Principal Amount	Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
Navient Student Loan Trust Series 2016-7A, Class A(e)
$1,728,473	2.174%		03/25/66	$ 1,748,216
Nelnet Student Loan Trust Series 2005-4, Class A3
288,817	1.286		06/22/26	288,687
Nelnet Student Loan Trust Series 2013-5A, Class A(e)
346,204	1.654		01/25/37	345,056
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(f)
1,200,000	1.890		10/25/37	1,172,717
North Carolina State Education Assistance Authority Series 2010-1, Class A1
715,373	1.938		07/25/41	712,831
PHEAA Student Loan Trust Series 2016-1A, Class A(e)
1,789,353	2.174		09/25/65	1,810,563
Scholar Funding Trust Series 2013-A, Class A(e)
2,151,609	1.694		01/30/45	2,127,805
SLM Student Loan Trust Series 2003-14, Class A5
186,880	1.268		01/25/23	186,880
SLM Student Loan Trust Series 2004-8A, Class A6(e)
1,300,000	1.668		01/25/40	1,283,198
SLM Student Loan Trust Series 2008-5, Class A4
2,073,163	2.738		07/25/23	2,123,995
Utah State Board of Regents Series 2011-1, Class A3
800,000	1.884		05/01/35	802,464
Wachovia Student Loan Trust Series 2005-1, Class A5
179,835	1.168		01/26/26	179,534

				30,632,419

TOTAL ASSET-BACKED SECURITIES (Cost $40,947,355)				$ 41,014,470

Municipal Debt Obligation – 0.7%
New Jersey – 0.7%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%		02/15/29	$ 2,458,080
(Cost $2,000,000)

Government Guarantee Obligations(g) – 2.2%
Hashemite Kingdom of Jordan Government AID Bond
$4,600,000	2.503%		10/30/20	$ 4,688,964
Israel Government AID Bond
1,400,000	5.500		09/18/23	1,667,064
500,000	5.500		12/04/23	594,195
700,000	5.500		04/26/24	834,078

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $7,693,214)				$ 7,784,301

U.S. Treasury Obligations – 41.2%
United States Treasury Bonds
$3,830,000	3.625	%(h)	02/15/44	$ 4,414,114
3,320,000	3.125		08/15/44	3,508,742
3,200,000	3.000		11/15/44	3,303,168
1,570,000	2.875		08/15/45	1,579,122
16,190,000	2.875		11/15/46	16,284,711
660,000	3.000		05/15/47	681,417

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Inflation Indexed Bonds
$9,587,083	0.125%		04/15/18	$ 9,557,172
1,670,512	0.125		04/15/20	1,673,703
1,905,028	0.625		01/15/24	1,933,527
344,376	0.875		02/15/47	334,751
United States Treasury Notes
13,700,000	1.250		12/31/18	13,680,409
5,880,000	1.625		07/31/20	5,888,055
6,900,000	1.750		12/31/20	6,921,735
3,570,000	1.375		04/30/21	3,524,804
7,100,000	1.125		06/30/21	6,930,310
7,090,000	1.125		07/31/21	6,911,403
1,300,000	2.000	(h)	07/31/22	1,306,175
1,150,000	1.750		09/30/22	1,139,673
1,810,000	1.875		10/31/22	1,803,737
1,050,000	2.250		01/31/24	1,059,944
3,540,000	2.125		03/31/24	3,542,407
1,740,000	2.000		04/30/24	1,726,880
1,230,000	2.000		05/31/24	1,220,012
3,500,000	2.000		06/30/24	3,469,095
9,100,000	2.250		11/15/24	9,151,507
500,000	2.125		05/15/25	496,890
400,000	2.000		08/15/25	393,248
19,100,000	2.250		11/15/25	19,105,919
United States Treasury Strip Coupon(c)
12,400,000	0.000		11/15/35	7,489,352
3,200,000	0.000		02/15/36	1,920,384
6,100,000	0.000		05/15/36	3,627,365
6,000,000	0.000		11/15/37	3,378,300

TOTAL U.S. TREASURY OBLIGATIONS (Cost $148,416,463)				$147,958,031

Shares	Distribution Rate			Value
Investment Company(a)(i) – 1.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,528,914	0.845%			$ 6,528,914
(Cost $6,528,914)

TOTAL INVESTMENTS – 113.7% (Cost $407,075,411)				$408,415,962

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.7)%				(49,189,017)

NET ASSETS – 100.0%				$359,226,945

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $61,712,733 which represents approximately 17.2% of net assets as of June 30, 2017.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $31,124,197, which represents approximately 8.7% of net assets as of June 30, 2017.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,784,301, which represents approximately 2.2% of net assets as of June 30, 2017.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an Affiliated Fund.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA-30yr	07/13/16	$(4,000,000)	$(4,108,594)
FNMA	3.000	TBA-30yr	07/13/17	(4,000,000)	(3,994,687)
GNMA	4.000	TBA-30yr	08/21/17	(12,000,000)	(12,608,437)

TOTAL (Proceeds Receivable: $20,780,781)					$(20,711,718)

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(90)	December 2018	$(22,095,000)	$(22,633)
U.S. Long Bonds	(5)	September 2017	(768,438)	10,928
Ultra 10 Year U.S. Treasury Notes	(3)	September 2017	(404,437)	721
Ultra Long U.S. Treasury Bonds	(63)	September 2017	(10,450,125)	(137,314)
2 Year U.S. Treasury Notes	84	September 2017	18,153,188	(21,189)
5 Year U.S. Treasury Notes	(15)	September 2017	(1,767,539)	10,326
10 Year U.S. Treasury Notes	136	September 2017	17,072,250	(151,152)

TOTAL				$(310,313)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$34,880	(a)	12/20/19	2.250%	3 month LIBOR	$34,722	$89,869
1,000	(a)	07/03/23	3 month LIBOR	2.142%	11	289
2,360	(a)	07/03/28	2.377	3 month LIBOR	38	(5,469)
4,940	(a)	12/20/28	3 month LIBOR	2.790	(57,285)	(88,180)
12,900		09/09/36	3 month LIBOR	1.231	16,809	1,863,136
1,000	(a)	09/20/47	3 month LIBOR	2.500	(15,201)	24,046
1,000	(a)	07/03/48	3 month LIBOR	2.560	36	3,904

TOTAL					$(20,870)	$1,887,595

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$406,802,554

Gross unrealized gain	5,218,284
Gross unrealized loss	(3,604,876)

Net unrealized security gain	$1,613,408

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 0.1%
Banks – 0.1%
DnB Boligkreditt AS
$800,000	1.450%	03/21/19	$ 798,960
(Cost $799,731)

Mortgage-Backed Obligations – 45.0%
Collateralized Mortgage Obligations – 40.4%
Interest Only(b) – 0.0%
FNMA REMIC Series 1990-145, Class B
$80	1,004.961%	12/25/20	$ 313

Regular Floater(c) – 33.3%
FHLMC REMIC Series 1826, Class F
16,596	1.559	09/15/21	16,632
FHLMC REMIC Series 3049, Class FP
3,857,323	1.509	10/15/35	3,840,646
FHLMC REMIC Series 3208, Class FB
532,564	1.559	08/15/36	533,452
FHLMC REMIC Series 3208, Class FD
1,299,221	1.559	08/15/36	1,305,740
FHLMC REMIC Series 3208, Class FG
1,264,107	1.559	08/15/36	1,270,450
FHLMC REMIC Series 3307, Class FA
9,360,233	1.589	07/15/34	9,383,913
FHLMC REMIC Series 3312, Class HF
4,401,249	1.459	08/15/33	4,407,994
FHLMC REMIC Series 3371, Class FA
852,679	1.759	09/15/37	860,884
FHLMC REMIC Series 3374, Class FT
206,963	1.459	04/15/37	206,788
FHLMC REMIC Series 3471, Class FB
1,887,351	2.159	08/15/35	1,925,380
FHLMC REMIC Series 3545, Class FA
445,089	2.009	06/15/39	449,711
FHLMC REMIC Series 3588, Class CW
2,425,169	3.145	10/15/37	2,555,444
FHLMC REMIC Series 4039, Class FA
2,929,464	1.659	05/15/42	2,951,849
FHLMC REMIC Series 4057, Class CF
5,357,357	1.609	04/15/39	5,374,385
FHLMC REMIC Series 4272, Class FD
5,368,707	1.509	11/15/43	5,374,911
FHLMC REMIC Series 4316, Class FY
1,885,242	1.559	11/15/39	1,889,692
FHLMC REMIC Series 4477, Class FG
7,355,314	1.351	10/15/40	7,332,807
FHLMC REMIC Series 4508, Class CF
13,393,824	1.559	09/15/45	13,415,771
FHLMC REMIC Series 4614, Class FK
9,027,557	1.659	09/15/46	9,098,185
FHLMC REMIC Series 4631, Class GF
15,012,092	1.659	11/15/46	15,118,828
FHLMC REMIC Series 4637, Class QF
16,202,529	2.051	04/15/44	16,242,728
FHLMC STRIPS Series 237, Class F23
357,029	1.559	05/15/36	357,012
FHLMC STRIPS Series 350, Class F2
21,124,720	1.401	09/15/40	21,109,405

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 1990-145, Class A
$32,517	1.747%	12/25/20	$ 32,592
FNMA REMIC Series 1997-20, Class F
133,329	1.258	03/25/27	133,403
FNMA REMIC Series 1998-66, Class FC
50,044	1.709	11/17/28	50,283
FNMA REMIC Series 2006-42, Class CF
8,404,065	1.666	06/25/36	8,438,587
FNMA REMIC Series 2006-72, Class XF
438,690	1.716	08/25/36	440,461
FNMA REMIC Series 2007-114, Class A7
2,049,822	1.416	10/27/37	2,042,728
FNMA REMIC Series 2007-33, Class HF
54,854	1.566	04/25/37	54,982
FNMA REMIC Series 2007-36, Class F
1,107,890	1.446	04/25/37	1,102,244
FNMA REMIC Series 2007-92, Class OF
415,045	1.786	09/25/37	418,813
FNMA REMIC Series 2008-22, Class FD
581,192	2.056	04/25/48	590,365
FNMA REMIC Series 2009-75, Class MF
833,552	2.366	09/25/39	854,424
FNMA REMIC Series 2010-123, Class FL
1,777,627	1.646	11/25/40	1,783,844
FNMA REMIC Series 2010-8, Class FE
9,596,656	2.006	02/25/40	9,712,567
FNMA REMIC Series 2011-110, Class FE
2,996,655	1.616	04/25/41	3,006,073
FNMA REMIC Series 2011-53, Class FT
651,169	1.796	06/25/41	656,801
FNMA REMIC Series 2011-63, Class FG
669,239	1.666	07/25/41	672,718
FNMA REMIC Series 2012-56, Class FG
2,399,657	1.716	03/25/39	2,409,944
FNMA REMIC Series 2013-96, Class FW
169,347	1.616	09/25/43	169,763
FNMA REMIC Series 2014-19, Class FA
1,718,578	1.616	11/25/39	1,722,524
FNMA REMIC Series 2014-19, Class FJ
1,948,917	1.616	11/25/39	1,953,464
FNMA REMIC Series 2016-1, Class FT
6,524,263	1.566	02/25/46	6,531,418
FNMA REMIC Series 2016-23, Class FT
1,252,175	1.716	11/25/45	1,260,656
FNMA REMIC Series 2016-33, Class PF
2,681,456	1.716	06/25/46	2,700,891
FNMA REMIC Series 2017-16, Class FG
19,521,107	1.666	03/25/47	19,522,749
FNMA REMIC Series 2017-45, Class FA
12,931,861	1.371	06/25/47	12,923,174
GNMA REMIC Series 2010-53, Class FC
902,782	2.032	04/20/40	914,537
GNMA REMIC Series 2012-12, Class HF
1,140,234	1.612	01/20/42	1,139,141
Mill City Mortgage Loan Trust Series 2016-1, Class A1(a)
1,025,203	2.500	04/25/57	1,028,039
NCUA Guaranteed Notes Series 2010-A1, Class A
239,656	1.576	12/07/20	239,810
NCUA Guaranteed Notes Series 2011-R1, Class 1A
488,243	1.673	01/08/20	489,025
NCUA Guaranteed Notes Series 2011-R2, Class 1A
1,491,063	1.623	02/06/20	1,492,345

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
NCUA Guaranteed Notes Series 2011-R3, Class 1A
$1,254,923	1.624%	03/11/20	$ 1,256,051
NCUA Guaranteed Notes Series 2011-R4, Class 1A
255,637	1.603	03/06/20	255,637

			211,022,660

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 4248, Class LM
750,891	6.500	05/15/41	872,864

Sequential Floating Rate(c) – 7.0%
FHLMC Multifamily ML Certificates Series 2017-ML01, Class A(a)
903,000	1.726	01/25/33	903,945
FHLMC Multifamily Structured Pass Through Certificates Series KF03, Class A
3,560,294	1.335	01/25/21	3,560,293
FHLMC Multifamily Structured Pass Through Certificates Series KS02, Class A
5,697,519	1.375	08/25/23	5,697,463
FHLMC Multifamily Structured Pass-Through Certificates Series KF02, Class A1
487,385	1.375	07/25/20	487,315
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A
7,405,508	1.445	06/25/23	7,414,706
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A
7,000,000	1.430	04/25/24	7,002,159
FNMA ACES Series 2013-M11, Class FA
171,913	1.546	01/25/18	171,757
FNMA ACES Series 2017-M5, Class FA
18,986,464	1.494	04/25/24	19,020,599

			44,258,237

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 256,154,074

Federal Agencies – 4.6%
Adjustable Rate FHLMC(c) – 1.0%
$5,595	2.590%	08/01/18	$ 5,617
2,122	2.718	11/01/18	2,133
4,483	2.991	11/01/18	4,482
1,273	2.250	02/01/19	1,276
4,399	1.866	03/01/19	4,397
2,022	2.540	03/01/19	2,029
6,391	2.210	06/01/19	6,403
2,122	2.270	07/01/19	2,123
112,077	2.642	11/01/19	112,623
67,047	6.879	11/01/19	69,073
5,481	3.177	01/01/20	5,510
12,267	1.866	05/01/21	12,281
1,702	1.866	10/01/26	1,711
398,376	3.509	08/01/28	415,945
128,111	3.451	05/01/29	132,126
9,997	4.112	06/01/29	10,658
24,202	1.853	04/01/30	24,328
19,024	4.378	06/01/30	20,283
109,368	3.393	12/01/30	114,485
7,182	2.448	02/01/31	7,260
6,726	2.741	06/01/31	7,024

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FHLMC(c) – (continued)
$1,342,924	3.082%	05/01/34	$ 1,423,982
1,051,807	2.931	05/01/35	1,107,465
61,061	4.324	05/01/35	63,067
2,777,254	2.873	01/01/38	2,932,989

			6,489,270

Adjustable Rate FNMA(c) – 1.4%
3,948	2.750	09/01/17	3,943
2,679	1.966	03/01/18	2,678
1,848	2.646	03/01/18	1,846
21,780	2.022	07/01/18	21,776
4,646	1.878	10/01/18	4,648
3,190	2.673	10/01/18	3,189
5,826	2.721	10/01/18	5,831
15,687	1.884	01/01/19	15,702
29,731	3.941	04/01/19	30,117
3,440	6.028	04/01/19	3,502
114,260	1.875	05/01/19	114,460
4,973	6.098	07/01/19	5,061
31,237	4.286	08/01/19	31,700
21,561	6.437	05/01/20	22,202
49,205	1.897	06/01/20	49,282
3,188	6.654	02/01/22	3,337
19,049	2.526	05/20/22	19,025
72,407	3.160	02/01/23	74,132
154,655	3.148	01/01/24	158,877
211,187	3.242	03/01/24	217,366
104,004	2.298	06/20/24	103,850
1,020	3.607	08/01/24	1,023
44,229	5.115	01/01/25	46,994
6,963	3.263	06/01/27	7,099
5,721	4.250	12/01/27	6,100
7,004	4.500	01/01/28	7,468
7,922	1.861	06/01/29	7,992
7,594	2.092	06/01/29	7,688
1,273,514	3.026	07/01/33	1,347,602
302,289	2.951	11/01/34	321,627
4,426	3.892	05/01/36	4,614
1,676,197	3.483	03/01/37	1,774,946
190,384	3.075	09/01/37	202,231
59,628	2.092	06/01/40	60,276
5,852	1.892	02/01/41	5,882
1,189,547	2.513	04/01/44	1,219,295
2,666,767	2.600	09/01/44	2,726,598

			8,639,959

Adjustable Rate GNMA(c) – 0.2%
942,371	2.125	04/20/33	970,329
196,010	2.125	05/20/33	203,223
390,170	2.125	08/20/34	402,488

			1,576,040

FHLMC – 0.1%
41,637	5.500	01/01/20	42,926
50,661	7.000	04/01/21	52,858
24,125	7.000	08/01/21	25,466
75,121	7.000	05/01/22	79,949
232,591	7.000	06/01/22	245,079
1,729	4.500	05/01/23	1,832

			448,110

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – 1.9%
$5,843	5.500%	03/01/18	$ 5,902
2,528	5.500	04/01/18	2,538
2,207	5.000	09/01/19	2,276
278	5.000	11/01/19	282
2,588	5.000	01/01/20	2,650
23,660	7.000	07/01/21	24,894
57,096	7.000	11/01/21	60,555
34,757	7.000	12/01/21	35,166
86,577	7.000	01/01/22	89,370
13,212	7.000	02/01/22	13,992
47,279	7.000	01/01/28	51,375
19,745	6.500	04/01/33	23,106
25,058	6.000	05/01/38	28,425
31,421	6.000	11/01/38	35,650
71,055	6.000	09/01/39	80,618
25,343	6.000	10/01/39	28,820
18,094	6.000	10/01/40	20,527
25,970	6.000	05/01/41	29,454
10,075,285	4.000	10/01/42	10,636,464
858,005	3.500	05/01/46	881,786

			12,053,850

GNMA – 0.0%
25,391	7.000	04/15/26	27,679

TOTAL FEDERAL AGENCIES			$ 29,234,908

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $285,137,476)			$ 285,388,982

Agency Debentures(c) – 7.2%
FFCB
$10,000,000	1.035%	09/28/18	$ 9,986,460
FHLB
5,800,000	0.742	08/14/17	5,798,544
10,000,000	1.182	09/01/17	10,003,370
10,000,000	0.883	01/26/18	9,996,330
10,000,000	1.046	01/26/18	9,998,560

TOTAL AGENCY DEBENTURES (Cost $45,799,499)			$ 45,783,264

Asset-Backed Securities(c) – 42.8%
Auto – 1.8%
Ally Master Owner Trust Series 2017-3, Class A1
$11,500,000	1.574%	06/15/22	$ 11,510,028

Collateralized Loan Obligations(a) – 15.3%
ACIS CLO Ltd. Series 2013-1A, Class A1
1,150,000	1.894	04/18/24	1,144,160
ACIS CLO Ltd. Series 2013-2A, Class BR
121,437	2.073	10/14/22	121,454
AIMCO CLO Series 2014-AA, Class AR
2,650,000	2.181	07/20/26	2,649,918
Anchorage Capital CLO 4 Ltd. Series 2014-4A, Class A1AR
3,150,000	2.312	07/28/26	3,150,019
Atrium X Series 2017-10A, Class AR
2,600,000	2.036	07/16/25	2,601,898
B&M CLO Ltd. Series 2014-1A, Class A1
750,000	2.423	04/16/26	749,813

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Collateralized Loan Obligations(a) – (continued)
Benefit Street Partners CLO II Ltd. Series 2013-IIA, Class A1R
$6,000,000	2.453%	07/15/29	$ 6,000,000
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R
1,700,000	2.519	06/09/30	1,699,150
Chesapeake Funding II LLC Series 2016-2A, Class A2
2,839,195	1.989	06/15/28	2,851,727
Crown Point CLO Ltd. Series 2012-1A, Class A1LA
142,267	1.802	11/21/22	141,883
Crown Point CLO Ltd. Series 2013-2A, Class A1L
6,065,799	1.993	12/31/23	6,050,853
Cutwater Ltd. Series 2014-1A, Class A1AR
2,500,000	2.469	07/15/26	2,498,745
Dryden XXVI Senior Loan Fund Series 2013-26A, Class A
1,800,000	2.122	07/15/25	1,802,658
ICG US CLO Ltd. Series 2014-1A, Class A1
2,100,000	2.180	04/20/26	2,094,074
Jamestown CLO VII Ltd. Series 2015-7A, Class A1
2,350,000	2.588	07/25/27	2,350,167
Jamestown CLO X Ltd. Series 2017-10A, Class A1
4,750,000	2.720	07/17/29	4,742,875
LCM XVI LP Series 2017-16A, Class AR
3,650,000	2.188	07/15/26	3,648,175
OCP CLO Ltd. Series 2012-2A, Class A1R
650,000	2.450	11/22/25	655,224
OCP CLO Ltd. Series 2014-5A, Class A1
2,350,000	2.032	04/26/26	2,349,998
OCP CLO Ltd. Series 2017-13A, Class A1A
3,150,000	0.000	07/15/30	3,145,672
OFSI Fund V Ltd. Series 2013-5A, Class A1LA
1,000,000	1.953	04/17/25	997,532
OFSI Fund VI Ltd. Series 2014-6A, Class A1
2,250,000	2.052	03/20/25	2,232,099
OFSI Fund VII Ltd. Series 2014-7A, Class A
2,100,000	2.364	10/18/26	2,101,130
Regatta III Funding Ltd. Series 2014-1A, Class A1AR
4,900,000	2.346	04/15/26	4,897,550
Shackleton CLO Ltd. Series 2014-5A, Class AR
5,200,000	2.319	05/07/26	5,199,958
Sound Point CLO VI Ltd. Series 2014-2A, Class A2R
2,250,000	2.296	10/20/26	2,249,989
Sound Point CLO Vlll Ltd. Series 2015-1A, Class A
5,100,000	2.553	04/15/27	5,103,152
TRESTLES CLO Ltd. Series 2017-1A, Class A1A
6,350,000	0.000	07/25/29	6,346,825
Trinitas CLO II Ltd. Series 2014-2A, Class A1R
6,250,000	2.339	07/15/26	6,249,850
Trinitas CLO Ltd. Series 2014-1A, Class A1
600,000	2.553	04/15/26	600,217
Voya CLO Ltd. Series 2017-3A, Class A1A
8,750,000	2.480	07/20/30	8,750,000
Zais CLO 1 Ltd. Series 2014-1A, Class A1
1,700,000	2.423	04/15/26	1,705,919

			96,882,684

Credit Card – 6.3%
Bank of America Credit Card Trust Series 2014-A1, Class A
5,650,000	1.539	06/15/21	5,674,256
CARDS II Trust Series 2016-1A, Class A(a)
1,500,000	1.859	07/15/21	1,506,538
CARDS II Trust Series 2017-1A, Class A(a)
2,500,000	1.529	04/18/22	2,502,128

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Credit Card – (continued)
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5
$10,100,000	1.836%	04/22/26	$ 10,152,407
Discover Card Execution Note Trust Series 2013-A1, Class A1
14,900,000	1.459	08/17/20	14,917,653
Evergreen Credit Card Trust Series 2016-1, Class A(a)
2,550,000	1.879	04/15/20	2,560,976
Trillium Credit Card Trust II Series 2016-1A, Class A(a)
2,800,000	1.936	05/26/21	2,813,108

			40,127,066

Home Equity – 0.1%
HSBC Home Equity Loan Trust Series 2007-2, Class AS
436,234	1.200	07/20/36	436,680

Student Loan – 19.3%
Academic Loan Funding Trust Series 2013-1, Class A(a)
2,837,884	1.824	12/26/44	2,824,162
Access Group, Inc. Series 2005-2, Class A3
866,105	1.232	11/22/24	866,049
Access Group, Inc. Series 2006-1, Class A2
24,061	1.162	08/25/23	24,051
Access Group, Inc. Series 2013-1, Class A(a)
1,304,212	1.524	02/25/36	1,296,739
Access Group, Inc. Series 2015-1, Class A(a)
1,456,709	1.724	07/25/56	1,447,289
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
2,301,922	1.824	02/25/41	2,270,786
Alaska State Student Loan Corp. Series 2013, Class A(d)
2,118,763	1.524	08/25/31	2,085,256
Bank of America Student Loan Trust Series 2010-1A, Class A(a)
1,537,830	1.838	02/25/43	1,545,757
Brazos Higher Education Authority, Inc. Series 2006-1, Class A3(d)
126,509	1.263	12/26/24	126,349
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
309,642	1.852	02/25/30	308,833
College Loan Corp. Trust I Series 2005-1, Class A4
400,000	1.306	04/25/27	397,772
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)
1,692,653	2.374	07/26/66	1,701,634
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
2,354,265	1.824	06/25/26	2,356,877
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(a)
3,000,000	1.824	04/26/32	2,925,271
Educational Funding of the South, Inc. Series 2012-1, Class A
2,357,482	2.074	03/25/36	2,369,587
Educational Services of America, Inc. Series 2010-1, Class A1(a)
1,531,497	1.888	07/25/23	1,532,579
Educational Services of America, Inc. Series 2012-1, Class A1(a)
2,637,947	2.174	09/25/40	2,677,139
Educational Services of America, Inc. Series 2014-1, Class A(a)
2,321,910	1.724	02/25/39	2,291,822
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(a)
1,950,000	2.374	03/25/36	1,980,853
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(a)
1,200,000	2.024	04/25/33	1,203,774
GCO Education Loan Funding Master Trust-II Series 2006-2A, Class A3L(a)
236,096	1.172	08/25/28	235,979
GCO Education Loan Funding Trust Series 2006-1, Class A8L
1,605,427	1.182	05/25/25	1,591,323

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Student Loan – (continued)
GCO Education Loan Funding Trust Series 2007-1A, Class A6L(a)
$1,970,805	1.299%	11/25/26	$1,944,829
Goal Capital Funding Trust Series 2007-1, Class A3
5,403,319	1.243	09/25/28	5,398,462
Goal Capital Funding Trust Series 2010-1, Class A(a)
61,613	1.752	08/25/48	61,092
Higher Education Funding I Series 2005-1, Class A4
203,291	1.192	02/25/30	202,980
Higher Education Funding I Series 2014-1, Class A(a)
1,500,054	2.102	05/25/34	1,493,681
Illinois Student Assistance Commission Series 2010-1, Class A3
1,150,000	1.938	07/25/45	1,153,912
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
4,823,226	1.745	12/01/31	4,798,000
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
1,652,473	2.002	02/25/42	1,655,014
Massachusetts Educational Financing Authority Series 2008-1, Class A1
615,560	1.988	04/25/38	620,788
Missouri Higher Education Loan Authority Series 2010-2, Class A1
3,077,701	1.902	08/27/29	3,098,469
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
3,524,627	2.010	05/20/30	3,562,017
Navient Student Loan Trust Series 2016-5A, Class A(a)
3,431,177	2.274	06/25/65	3,485,303
Navient Student Loan Trust Series 2016-7A, Class A(a)
1,681,758	2.174	03/25/66	1,700,967
Nelnet Student Loan Trust Series 2005-4, Class A3
336,953	1.286	06/22/26	336,802
Nelnet Student Loan Trust Series 2006-1, Class A5
8,254,591	1.163	08/23/27	8,230,011
Nelnet Student Loan Trust Series 2006-2, Class A5
2,320,878	1.138	01/25/30	2,317,506
Nelnet Student Loan Trust Series 2013-5A, Class A(a)
692,407	1.654	01/25/37	690,111
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(d)
1,300,000	1.890	10/25/37	1,270,444
New Hampshire Higher Education Loan Corp. Series 2012(d)
3,108,609	1.524	10/25/28	3,103,542
North Carolina State Education Assistance Authority Series 2010-1, Class A1
789,377	1.938	07/25/41	786,572
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
759,533	1.724	12/26/31	753,290
Rhode Island Student Loan Authority Series 2012-1, Class A1
2,350,185	1.895	07/01/31	2,340,708
Rhode Island Student Loan Authority Series 2014-1, Class A1(d)
594,056	1.695	10/02/28	593,878
Scholar Funding Trust Series 2010-A, Class A(a)
732,097	1.789	10/28/41	721,505
Scholar Funding Trust Series 2013-A, Class A(a)
2,868,219	1.694	01/30/45	2,836,487
SLC Student Loan Center Series 2011-1, Class A(a)
1,275,269	2.244	10/25/27	1,289,459
SLC Student Loan Trust Series 2005-1, Class A3
8,363,841	1.139	02/15/25	8,354,762
SLC Student Loan Trust Series 2010-1, Class A
866,749	1.927	11/25/42	878,699
SLM Student Loan Trust Series 2003-12, Class A5(a)
568,568	1.411	09/15/22	568,879
SLM Student Loan Trust Series 2003-14, Class A5
216,387	1.268	01/25/23	216,387

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2004-1, Class A3
$987,432	1.248%	04/25/23	$ 987,622
SLM Student Loan Trust Series 2004-8A, Class A5(a)
1,272,950	1.538	04/25/24	1,277,065
SLM Student Loan Trust Series 2005-9, Class A6
2,253,811	1.588	10/26/26	2,257,090
SLM Student Loan Trust Series 2006-2, Class A5
867,081	1.148	07/25/25	867,026
SLM Student Loan Trust Series 2006-4, Class A5
40,374	1.138	10/27/25	40,369
SLM Student Loan Trust Series 2008-2, Class A3
675,986	1.788	04/25/23	672,560
SLM Student Loan Trust Series 2008-5, Class A4
677,765	2.738	07/25/23	694,383
SLM Student Loan Trust Series 2012-3, Class A
1,187,863	1.674	12/26/25	1,192,698
SLM Student Loan Trust Series 2013-3, Class A2
120,104	1.324	05/26/20	120,135
SLM Student Loan Trust Series 2014-1, Class A2
188,924	1.404	07/26/21	189,015
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
744,706	1.848	10/01/24	747,784
Utah State Board of Regents Series 2011, Class A2(d)
819,155	1.884	05/01/29	822,784
Utah State Board of Regents Series 2011-1, Class A3
900,000	1.884	05/01/35	902,772
Utah State Board of Regents Series 2012-1, Class A(d)
10,014,490	1.774	12/26/31	10,069,470
Utah State Board of Regents Series 2015-1, Class A
2,889,540	1.624	02/25/43	2,883,039
Wachovia Student Loan Trust Series 2005-1, Class A5
199,817	1.168	01/26/26	199,482

			122,447,731

TOTAL ASSET-BACKED SECURITIES (Cost $270,656,345)			$ 271,404,189

Government Guarantee Obligation(e) – 0.6%
Hashemite Kingdom of Jordan Government AID Bond
$4,000,000	2.503%	10/30/20	$ 4,077,360
(Cost $4,000,000)

U.S. Treasury Obligations – 4.2%
United States Treasury Bond
$830,000	3.000%	05/15/47	$ 856,934
United States Treasury Inflation Indexed Bonds
8,567,451	0.125 (f)	04/15/18	8,540,720
5,690,182	0.125	04/15/20	5,701,050
4,642,245	0.125	04/15/21	4,637,881
United States Treasury Note
6,900,000	1.250	12/31/18	6,890,133

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,748,251)			$ 26,626,718

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $633,141,302)			$ 634,079,473

Short-term Investment(g) – 6.1%
Repurchase Agreements – 6.1%
Joint Repurchase Agreement Account II
$38,700,000	1.1%	07/03/17	$ 38,700,000
(Cost $38,700,000)

TOTAL INVESTMENTS – 106.0% (Cost $671,841,302)			$ 672,779,473

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.0)%			(38,277,073)

NET ASSETS – 100.0%			$ 634,502,400

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $149,838,921, which represents approximately 23.6% of net assets as of June 30, 2017.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $4,077,360, which represents approximately 0.6% of net assets as of June 30, 2017.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Joint repurchase agreement was entered into on June 30, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra 10 Year U.S. Treasury Notes	(27)	September 2017	$(3,639,938)	$5,628
Ultra Long U.S. Treasury Bonds	(41)	September 2017	(6,800,875)	(57,206)
2 Year U.S. Treasury Notes	(203)	September 2017	(43,870,203)	10,810
5 Year U.S. Treasury Notes	(403)	September 2017	(47,487,883)	174,668
10 Year U.S. Treasury Notes	279	September 2017	35,023,219	(175,052)
20 Year U.S. Treasury Bonds	(28)	September 2017	(4,303,250)	(35,048)

TOTAL				$(76,200)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$40,950	12/20/19	2.250%	3 month LIBOR	$71,197	$75,077
	5,910	12/20/28	3 month LIBOR	2.790%	(111,200)	(62,829)
	700	09/20/47	3 month LIBOR	2.500	(13,822)	20,014

TOTAL					$(53,825)	$32,262

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	672,116,990

Gross unrealized gain	1,783,886
Gross unrealized loss	(1,121,403)

Net unrealized security gain	$662,483

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – 97.9%
United States Treasury Inflation Indexed Bonds
$3,339,040	0.125%		04/15/19	$ 3,341,478
17,749,190	0.125		04/15/20	17,783,091
60,918,603	0.125		04/15/21	60,861,339
37,199,385	0.625		01/15/24	37,755,888
4,273,297	0.125	(a)	07/15/24	4,200,950
84,646,960	0.250	(a)	01/15/25	83,206,269
4,929,740	2.375		01/15/25	5,619,164
44,411,187	0.375		07/15/25	44,109,191
19,345,012	0.625		01/15/26	19,483,135
29,804,647	1.375		02/15/44	32,473,653
9,480,463	0.875		02/15/47	9,215,484
United States Treasury Notes
420,000	2.250		01/31/24	423,977
680,000	2.000		04/30/24	674,873
490,000	2.000		05/31/24	486,021
1,620,000	2.000		06/30/24	1,605,695
United States Treasury Strip Coupon(b)
19,800,000	0.000		11/15/34	12,340,944
3,000,000	0.000		11/15/40	1,519,800

TOTAL U.S. TREASURY OBLIGATIONS (Cost $337,201,652)				$ 335,100,952

Shares	Distribution Rate	Value
Investment Company(c)(d) – 3.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,082,961 0.845%		$ 13,082,961
(Cost $13,082,961)

TOTAL INVESTMENTS – 101.7% (Cost $350,284,613)		$ 348,183,913

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(5,846,190)

NET ASSETS – 100.0%		$ 342,337,723

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an Affiliated Fund.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(39)	September 2017	$(9,617,888)	$(5,453)
Eurodollars	(45)	March 2018	(11,074,500)	6,196
Eurodollars	(41)	June 2018	(10,082,413)	(671)
Eurodollars	(39)	September 2018	(9,583,275)	(4,965)
Eurodollars	(65)	December 2018	(15,957,500)	(12,800)
Eurodollars	(39)	March 2019	(9,569,137)	(7,403)
Eurodollars	(39)	June 2019	(9,563,287)	(6,915)
Eurodollars	(39)	September 2019	(9,557,925)	(7,403)
Ultra Long U.S. Treasury Bonds	(59)	September 2017	(9,786,625)	150,428
Ultra 10 Year U.S. Treasury Notes	(131)	September 2017	(17,660,438)	27,357
2 Year U.S. Treasury Notes	212	September 2017	45,815,188	(57,543)
5 Year U.S. Treasury Notes	(13)	September 2017	(1,531,867)	3,837
10 Year U.S. Treasury Notes	533	September 2017	66,908,156	(341,239)
20 Year U.S. Treasury Bonds	(180)	September 2017	(27,663,750)	(218,609)

TOTAL				$(475,183)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	$9,400	06/02/21	3 month LIBOR	1.697%	$123,591
	4,200	08/03/21	3 month LIBOR	1.475	87,596
	4,200	08/15/21	3 month LIBOR	1.492	81,062
	9,400	06/02/26	1.880%	3 month LIBOR	(151,607)
	2,100	08/03/26	1.700	3 month LIBOR	(65,493)
	2,100	08/15/26	1.713	3 month LIBOR	(61,782)
Barclays Bank PLC	3,900	06/20/19	3 month LIBOR	1.667	31,639
	10,000	07/08/19	3 month LIBOR	1.642	79,248
JPMorgan Securities, Inc.	9,300	05/26/19	3 month LIBOR	1.702	73,595

TOTAL					$197,849

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$55,290	(a)	12/20/19	2.250%	3 month LIBOR	$105,141	$92,355
2,200		09/06/21	3 month LIBOR	1.515%	17	38,729
3,300		09/13/21	3 month LIBOR	1.579	25	49,444
5,300		11/14/21	3 month LIBOR	2.015	42	(28,114)
25,000		02/22/23	3 month LIBOR	2.197	245	(461,429)
2,840	(a)	07/03/23	3 month LIBOR	2.142	(195)	1,044
6,500		04/21/24	3 month LIBOR	2.057	85	(79,092)
15,300		04/21/24	3 month LIBOR	2.060	199	(188,841)
13,200		05/02/24	3 month LIBOR	2.120	173	(214,268)
9,900		05/03/24	3 month LIBOR	2.095	129	(142,095)

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS — (continued)

				Rates Exchanged		Market Value
	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	10,100		05/03/24	3 month LIBOR	2.100%	$132	$(148,496)
	11,700		05/03/24	3 month LIBOR	2.110	153	(180,202)
	2,200		09/06/26	1.740%	3 month LIBOR	31	(58,163)
	3,300		09/13/26	1.780	3 month LIBOR	46	(76,455)
	5,300		11/14/26	2.239	3 month LIBOR	75	107,001
	10,600		04/21/27	2.170	3 month LIBOR	158	176,117
	6,500		04/21/27	2.175	3 month LIBOR	97	111,238
	9,200		05/02/27	2.233	3 month LIBOR	137	207,053
	7,000		05/03/27	2.212	3 month LIBOR	105	142,209
	7,000		05/03/27	2.215	3 month LIBOR	105	143,960
	8,200		05/03/27	2.225	3 month LIBOR	123	176,845
	10,740	(a)	07/03/28	2.378	3 month LIBOR	173	(24,889)
	8,030	(a)	12/20/28	3 month LIBOR	2.790	(152,360)	(84,095)
	1,300	(a)	09/20/47	3 month LIBOR	2.500	(25,649)	37,148
	4,440	(a)	07/03/48	3 month LIBOR	2.560	160	17,335

TOTAL						$(70,653)	$(385,661)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$350,539,547

Gross unrealized gain	701,773
Gross unrealized loss	(3,057,407)

Net unrealized security loss	$(2,355,634)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 46.6%
Collateralized Mortgage Obligations – 6.5%
Interest Only(a) – 0.0%
FHLMC REMIC Series 1161, Class U
$113	1,172.807%	11/15/21	$ 1,557

Inverse Floaters(b) – 0.0%
FNMA REMIC Series 1990-134, Class SC
5,282	19.752%	11/25/20	6,381

Regular Floater(b) – 3.1%
FNMA REMIC Series 1988-12, Class B
336	0.000	02/25/18	334
FNMA REMIC Series 2007-114, Class A7
7,095,537	1.416	10/27/37	7,070,982
FNMA REMIC Series 2007-33, Class HF
472,075	1.566	04/25/37	473,178
NCUA Guaranteed Notes Series 2010-A1, Class A
1,477,881	1.446	12/07/20	1,478,827
NCUA Guaranteed Notes Series 2010-R2, Class 1A
2,969,321	1.593	11/06/17	2,969,321
NCUA Guaranteed Notes Series 2011-R1, Class 1A
2,859,711	1.673	01/08/20	2,864,291
NCUA Guaranteed Notes Series 2011-R2, Class 1A
9,990,125	1.623	02/06/20	9,998,710
NCUA Guaranteed Notes Series 2011-R3, Class 1A
8,505,592	1.517	03/11/20	8,513,234
NCUA Guaranteed Notes Series 2011-R4, Class 1A
1,719,742	1.603	03/06/20	1,719,742

			35,088,619

Sequential Fixed Rate – 3.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
3,772,058	3.250	04/25/38	3,807,106
FHLMC REMIC Series 108, Class G
5,674	8.500	12/15/20	5,948
FHLMC REMIC Series 1980, Class Z
389,323	7.000	07/15/27	442,739
FHLMC REMIC Series 2019, Class Z
338,384	6.500	12/15/27	369,991
FHLMC REMIC Series 2755, Class ZA
823,547	5.000	02/15/34	904,032
FHLMC REMIC Series 3530, Class DB
4,635,150	4.000	05/15/24	4,833,685
FHLMC REMIC Series 4273, Class PD
1,393,662	6.500	11/15/43	1,606,370
FNMA REMIC Series 1989-66, Class J
38,280	7.000	09/25/19	39,234
FNMA REMIC Series 1990-16, Class E
47,792	9.000	03/25/20	50,635
FNMA REMIC Series 2012-111, Class B
600,173	7.000	10/25/42	691,974
FNMA REMIC Series 2012-153, Class B
2,097,273	7.000	07/25/42	2,427,550
FNMA REMIC Series 2015-30, Class EA
8,747,292	3.000	05/25/45	8,939,003
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,284,420

			35,402,687

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 0.3%
FHLMC REMIC Series 4273, Class PS
$1,813,548	4.941%	11/15/43	$ 298,791
FNMA REMIC Series 1988-12, Class A
654	4.653	02/25/18	657
NCUA Guaranteed Notes Series 2010-R1, Class 1A
2,313,716	1.673	10/07/20	2,317,603

			2,617,051

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 73,116,295

Commercial Mortgage-Backed Securities – 7.5%
Sequential Fixed Rate – 3.2%
FHLMC Multifamily Structured Pass Through Certificates Series K716, Class A2
$16,100,000	3.130%	06/25/21	$ 16,723,635
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
18,600,000	2.991	09/25/21	19,236,159

			35,959,794

Sequential Floating Rate(b) – 4.3%
FHLMC Multifamily Structured Pass-Through Certificates Series KF02, Class A1
2,301,019	1.375	07/25/20	2,300,688
FNMA ACES Series 2014-M1, Class ASQ2
22,267,780	2.323	11/25/18	22,356,192
FHLMC Multifamily Structured Pass Through Certificates Series KF03, Class A
2,716,525	1.335	01/25/21	2,716,524
FHLMC Multifamily Structured Pass Through Certificates Series KP02, Class A2
21,429,857	2.355	04/25/21	21,656,179

			49,029,583

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 84,989,377

Federal Agencies – 32.6%
Adjustable Rate FHLMC(b) – 1.1%
$8,073	2.365%	05/01/18	$ 8,060
6,141	3.073	10/01/25	6,202
444,869	3.104	11/01/34	470,221
1,567,270	2.901	06/01/35	1,659,593
139,621	3.540	05/01/36	146,589
44,477	3.179	10/01/36	46,681
39,120	3.500	11/01/36	40,795
844,890	2.526	06/01/42	871,981
8,713,081	2.574	11/01/44	8,900,659

			12,150,781

Adjustable Rate FNMA(b) – 1.5%
3,922	2.483	06/01/18	3,926
10,693	6.437	05/01/20	11,011
1,917	3.181	01/01/23	1,919
28,453	3.528	02/01/27	28,652

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
$145,718	2.355%	08/01/29	$ 147,016
45,977	2.755	07/01/32	48,388
33,711	3.130	07/01/32	35,497
29,501	2.688	01/01/33	30,376
1,127,219	3.634	05/01/33	1,191,241
150,574	3.625	08/01/33	159,533
879,257	4.613	08/01/33	937,412
766,199	3.027	02/01/34	811,470
628,073	3.485	05/01/34	662,220
365,036	3.570	05/01/34	384,870
513,954	2.776	06/01/34	541,054
404,345	2.921	10/01/34	423,624
299,683	3.155	10/01/34	310,414
638,648	3.151	02/01/35	658,312
96,805	3.179	02/01/35	101,436
272,308	3.402	03/01/35	286,650
613,065	3.433	03/01/35	635,807
917,489	3.068	04/01/35	953,414
333,946	3.470	04/01/35	352,497
296,187	3.153	05/01/35	309,098
134,465	3.316	05/01/35	140,896
330,050	2.587	10/01/35	345,986
937,234	3.428	03/01/36	990,662
377,852	3.060	04/01/36	395,459
1,086,828	3.691	04/01/36	1,155,313
759,720	3.091	06/01/36	796,662
1,080,319	3.204	06/01/36	1,148,583
1,390,778	3.038	07/01/36	1,454,850
216,574	3.435	11/01/36	228,447
1,187,523	3.324	07/01/37	1,256,762
54,526	3.412	12/01/46	57,935

			16,997,392

Adjustable Rate GNMA(b) – 0.4%
224,973	2.125	05/20/34	231,510
478,263	2.125	07/20/34	492,030
341,615	2.125	08/20/34	352,400
2,622,997	2.125	09/20/34	2,703,555
314,117	2.250	10/20/34	323,365
463,192	2.250	12/20/34	476,862

			4,579,722

FHLMC – 1.3%
206,101	5.500	01/01/20	212,481
99,854	7.000	04/01/22	105,282
1,729	4.500	05/01/23	1,831
12,757	7.500	01/01/31	13,777
58,378	4.500	07/01/33	62,897
1,560,774	4.500	08/01/33	1,681,587
3,074,349	4.500	09/01/33	3,312,320
298,375	4.500	10/01/33	321,470
10,288	4.500	04/01/34	11,041
6,794	4.500	04/01/35	7,303
3,828	4.500	07/01/35	4,113
14,507	4.500	08/01/35	15,589
59,502	4.500	09/01/35	63,956
24,441	4.500	10/01/35	26,224
2,906	4.500	12/01/35	3,117
1,913	4.500	05/01/36	2,057
2,122	6.000	06/01/36	2,394
174,619	4.500	01/01/38	187,784
2,442	4.500	04/01/38	2,617

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$892	4.500%	05/01/38	$ 956
10,171	4.500	06/01/38	10,913
268,922	4.500	09/01/38	290,131
6,280	4.500	01/01/39	6,761
153,727	4.500	02/01/39	165,481
1,910,589	7.000	02/01/39	2,212,220
68,732	4.500	03/01/39	73,992
17,782	4.500	04/01/39	19,144
470,148	4.500	05/01/39	506,130
1,296,702	4.500	06/01/39	1,395,946
44,032	4.500	07/01/39	47,402
71,813	4.500	08/01/39	77,308
87,458	4.500	09/01/39	94,153
16,797	4.500	10/01/39	18,082
32,080	4.500	11/01/39	34,535
56,759	4.500	12/01/39	61,103
51,097	4.500	01/01/40	55,007
12,674	4.500	02/01/40	13,640
36,611	4.500	04/01/40	39,403
61,390	4.500	05/01/40	66,064
70,983	4.500	06/01/40	76,388
60,375	4.500	07/01/40	64,973
58,056	4.500	08/01/40	62,476
37,369	4.500	09/01/40	40,215
14,816	4.500	10/01/40	15,944
26,026	4.500	02/01/41	27,998
49,296	4.500	03/01/41	53,033
131,191	4.500	04/01/41	141,137
123,308	4.500	05/01/41	132,655
232,037	4.500	06/01/41	249,625
16,998	4.500	07/01/41	18,287
590,777	4.500	08/01/41	635,565
619,642	4.500	09/01/41	666,819
35,570	4.500	12/01/41	38,266
435,983	4.500	03/01/42	469,033
1,000,000	3.500	TBA-30yr(d)	1,027,148

			14,945,773

FNMA – 26.7%
261	5.500	01/01/18	264
6,781,333	2.800	03/01/18	6,788,484
48,278,861	3.741	06/01/18	48,572,320
30,780	5.500	07/01/18	31,267
3,789	5.500	08/01/18	3,827
32,576	5.500	09/01/18	33,142
15,800,000	2.960	11/01/18	15,997,667
5,661	5.500	12/01/18	5,783
4,073	5.500	01/01/19	4,173
3,896	5.500	03/01/19	3,991
340	5.500	08/01/19	340
3,203	5.000	09/01/19	3,303
6,608	7.000	11/01/19	6,710
36,587,494	4.307	07/01/21	39,273,777
963,335	5.500	09/01/23	1,023,192
249,808	5.500	10/01/23	266,303
1,674,774	6.000	02/01/24	1,882,985
2,596	7.000	12/01/24	2,888
710,283	6.000	08/01/26	798,587
120,426	6.000	10/01/26	135,456
915	7.000	08/01/27	1,045
247,663	6.000	11/01/27	278,572
1,789,656	6.000	02/01/28	2,012,149

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$789,764	6.000%	07/01/28	$ 887,949
193,480	6.000	08/01/28	217,534
331,692	6.000	09/01/28	372,929
1,117	7.000	10/01/28	1,202
17,130	6.000	01/01/29	19,260
866	7.000	01/01/29	969
58,827	6.000	03/01/29	66,169
747,702	4.500	09/01/29	804,732
365	7.000	11/01/29	366
628	7.000	04/01/31	688
26,405	6.000	12/01/31	29,744
7,740	7.000	05/01/32	8,659
5,387	7.000	06/01/32	5,829
1,083	7.000	08/01/32	1,277
92,954	6.000	09/01/32	105,085
44,885	6.000	10/01/32	50,934
43,030	6.000	11/01/32	48,649
18,739	6.000	02/01/33	21,205
27,825	6.000	03/01/33	31,602
4,368	6.000	04/01/33	4,954
1,106,699	6.500	04/01/33	1,290,678
3,563	6.000	11/01/33	4,043
1,134	7.000	04/01/34	1,346
33,822,810	6.000	05/01/34	38,305,421
71,937	6.000	07/01/34	82,145
5,999	6.000	10/01/34	6,822
140,168	6.000	01/01/35	160,019
115,472	6.000	03/01/35	131,140
2,023,724	6.000	04/01/35	2,289,667
187,745	6.000	05/01/35	213,697
292,010	6.000	06/01/35	333,089
35,481	6.000	08/01/35	40,598
108,431	6.000	09/01/35	123,629
850,260	6.000	11/01/35	969,239
1,078,099	6.000	12/01/35	1,227,899
1,818,073	6.000	01/01/36	2,083,711
704,985	6.000	02/01/36	804,895
365,320	6.000	03/01/36	416,772
3,029,418	6.000	04/01/36	3,454,325
432,692	6.000	05/01/36	494,092
541,399	6.000	06/01/36	618,061
1,079,591	6.000	07/01/36	1,228,145
5,344,915	6.000	08/01/36	6,109,286
1,362,065	6.000	09/01/36	1,540,256
2,207,648	6.000	10/01/36	2,510,991
740,624	4.500	11/01/36	797,705
3,747,940	6.000	11/01/36	4,270,737
699,484	6.000	12/01/36	795,963
7,729	6.000	01/01/37	8,804
265,505	6.000	02/01/37	301,935
646,029	6.000	03/01/37	736,283
417,996	6.000	04/01/37	475,914
10,321,387	6.000	05/01/37	11,780,495
602,736	6.000	07/01/37	685,982
1,121,336	6.000	08/01/37	1,275,020
738,941	6.000	09/01/37	840,135
242,646	6.000	10/01/37	276,050
241,749	7.500	10/01/37	270,084
508,899	6.000	11/01/37	575,426
4,161,201	6.000	12/01/37	4,722,305
4,689,416	6.000	01/01/38	5,320,037
3,104,447	6.000	02/01/38	3,531,920
504,020	6.000	03/01/38	577,051
7,305	6.000	04/01/38	8,295

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$9,929,805	6.000%	05/01/38	$ 11,260,832
98,232	6.000	06/01/38	112,173
11,672,500	6.000	07/01/38	13,241,555
224,437	6.000	08/01/38	254,820
1,048,870	6.000	09/01/38	1,190,658
155,233	6.000	10/01/38	176,256
1,238,736	6.000	11/01/38	1,394,617
1,089,820	6.000	12/01/38	1,220,035
171,196	6.000	01/01/39	194,666
173,336	4.500	02/01/39	186,829
1,089,292	7.000	03/01/39	1,261,539
152,564	4.500	04/01/39	164,441
320,077	6.000	04/01/39	363,936
12,866	4.500	08/01/39	14,002
659,702	6.000	08/01/39	748,961
5,148,544	6.000	09/01/39	5,841,169
1,255,983	6.000	10/01/39	1,425,334
46,672	6.000	11/01/39	52,962
1,177,564	6.000	01/01/40	1,335,678
2,627	6.000	02/01/40	2,981
124,939	6.000	03/01/40	141,858
18,689	6.000	04/01/40	21,210
1,290,807	6.000	06/01/40	1,465,210
567,354	6.000	07/01/40	643,565
122,649	6.000	09/01/40	139,299
927,083	6.000	10/01/40	1,051,611
706,703	6.000	11/01/40	807,621
34,630	6.000	04/01/41	39,398
11,201	4.500	05/01/41	12,065
27,684,256	6.000	05/01/41	31,528,368
1,717,111	6.000	07/01/41	1,949,823
753,931	4.500	08/01/41	812,714
161,419	4.500	10/01/41	173,860
129,656	5.000	02/01/42	142,141
1,000,000	3.500	TBA-30yr(d)	1,026,875

			301,895,130

GNMA – 1.6%
89,145	5.500	07/15/20	91,871
2,936	6.500	01/15/32	3,209
7,547	6.500	02/15/32	8,247
8,384	6.500	08/15/34	9,583
16,292	6.500	05/15/35	18,790
4,167	6.500	06/15/35	4,776
12,194	6.500	07/15/35	14,070
3,222	6.500	08/15/35	3,722
6,962	6.500	09/15/35	8,014
4,748	6.500	10/15/35	5,507
22,788	6.500	11/15/35	26,437
18,144	6.500	12/15/35	20,903
32,651	6.500	01/15/36	37,792
42,944	6.500	02/15/36	49,804
42,769	6.500	03/15/36	49,622
83,052	6.500	04/15/36	95,459
126,964	6.500	05/15/36	147,202
103,669	6.500	06/15/36	120,250
418,781	6.500	07/15/36	481,160
416,203	6.500	08/15/36	478,452
689,681	6.500	09/15/36	792,021
276,128	6.500	10/15/36	318,411
355,481	6.500	11/15/36	405,322
151,985	6.500	12/15/36	174,145

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$81,964	6.500%	01/15/37	$ 94,808
26,149	6.500	02/15/37	30,193
17,355	6.500	03/15/37	20,149
39,484	6.500	04/15/37	45,701
30,289	6.500	05/15/37	33,430
18,064	6.500	08/15/37	20,796
105,583	6.500	09/15/37	121,130
90,522	6.500	10/15/37	104,976
63,483	6.500	11/15/37	72,682
1,427	6.500	02/15/38	1,651
31,321	6.500	05/15/38	35,988
889	6.500	08/15/38	1,012
87,061	6.000	11/15/38	100,110
20,492	6.500	11/15/38	23,650
11,145	6.500	01/15/39	12,724
19,343	6.500	02/15/39	22,319
12,969,918	4.000	10/20/43	13,709,102
700,466	4.000	10/20/45	737,979

			18,553,169

TOTAL FEDERAL AGENCIES			$369,121,967

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $530,135,754)			$527,227,639

Agency Debentures – 3.5%
FHLB
$7,000,000	1.875%	03/13/20	$ 7,042,560
1,800,000	5.375	08/15/24	2,156,940
FNMA
5,200,000	6.250	05/15/29	7,053,592
16,080,000	7.125	01/15/30	23,481,142
Small Business Administration
9,371	6.300	05/01/18	9,487
11,676	6.300	06/01/18	11,820

TOTAL AGENCY DEBENTURES (Cost $38,931,485)			$ 39,755,541

Government Guarantee Obligation(e) – 1.7%
Hashemite Kingdom of Jordan Government AID Bond
$19,300,000	2.503%	10/30/20	$ 19,673,262
(Cost $19,300,000)

U.S. Treasury Obligations – 43.5%
United States Treasury Bonds(f)
$210,000	3.000%	11/15/45	$ 216,384
2,270,000	3.000	05/15/47	2,343,662
United States Treasury Inflation Indexed Bonds(f)
94,876,587	0.125	04/15/18	94,580,572
United States Treasury Notes
92,890,000	1.625 (f)	07/31/20	93,017,253
25,800,000	1.375	09/30/20	25,609,338
78,770,000	1.750	12/31/20	79,018,127
13,700,000	1.125	02/28/21	13,424,356
27,400,000	1.250	03/31/21	26,950,366
58,100,000	1.375	04/30/21	57,364,455
26,690,000	1.125	06/30/21	26,052,109
24,200,000	1.125	07/31/21	23,590,403
5,500,000	2.000	06/30/24	5,451,435

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Strip Coupon(g)
$54,200,000	0.000%	11/15/35	$ 32,735,715
20,300,000	0.000	05/15/36	12,071,396

TOTAL U.S. TREASURY OBLIGATIONS (Cost $496,510,931)			$ 492,425,571

Shares	Distribution Rate		Value
Investment Company(b)(h) – 1.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
18,470,661	0.845%		$ 18,470,661
(Cost $18,470,661)

TOTAL INVESTMENTS – 96.9% (Cost $1,103,348,831)			$1,097,552,674

OTHER ASSETS IN EXCESS OFLIABILITIES – 3.1%			34,962,015

NET ASSETS – 100.0%			$1,132,514,689

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,807,106, which represents approximately 0.3% of net assets as of June 30, 2017.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,054,023 which represents approximately 0.2% of net assets as of June 30, 2017.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,673,262, which represents approximately 1.7% of net assets as of June 30, 2017.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an Affiliated Fund.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(906)	September 2017	$(223,430,925)	$11,028
Eurodollars	(158)	December 2018	(38,789,000)	(40,141)
Eurodollars	(251)	March 2019	(61,585,988)	267,033
Eurodollars	(667)	June 2019	(163,556,738)	400,254
Eurodollars	(577)	September 2019	(141,408,275)	357,930
Eurodollars	(369)	March 2020	(90,321,975)	226,860
Eurodollars	(364)	June 2020	(89,057,150)	(252,991)
Eurodollars	(364)	September 2020	(89,011,650)	(251,853)
Eurodollars	(364)	December 2020	(88,952,500)	(249,053)
Eurodollars	(113)	March 2021	(27,601,662)	(76,536)
Ultra Long U.S. Treasury Bonds	68	September 2017	11,279,500	184,399
Ultra 10 Year U.S. Treasury Notes	(207)	September 2017	(27,906,187)	43,397
2 Year U.S. Treasury Notes	2,931	September 2017	633,416,581	(774,285)
5 Year U.S. Treasury Notes	(1,406)	September 2017	(165,677,329)	668,814
10 Year U.S. Treasury Notes	403	September 2017	50,589,094	(174,200)
20 Year U.S. Treasury Bonds	(392)	September 2017	(60,245,500)	(478,201)

TOTAL				$(137,545)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$50,120(a)	12/20/19	2.250%	3 month LIBOR	$102,836	$76,193
	2,510(a)	07/03/23	3 month LIBOR	2.142%	(163)	914
	9,290(a)	07/03/28	2.377	3 month LIBOR	150	(21,529)
	7,350(a)	12/20/28	3 month LIBOR	2.790	(145,170)	(71,262)
	42,900	09/09/36	3 month LIBOR	1.231	55,900	6,196,010
	1,900(a)	09/20/47	3 month LIBOR	2.500	(37,524)	54,331
	3,840(a)	07/03/48	3 month LIBOR	2.560	138	14,992

TOTAL					$(23,833)	$6,249,649

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,096,848,417

Gross unrealized gain	12,573,346
Gross unrealized loss	(11,869,089)

Net unrealized security gain	$704,257

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 45.4%
Automotive – 1.8%
Daimler Finance North America LLC(a)
$1,500,000	2.450%		05/18/20	$ 1,508,919
Ford Motor Credit Co. LLC
5,575,000	8.125		01/15/20	6,330,039
General Motors Financial Co., Inc.
3,500,000	4.750		08/15/17	3,511,931

				11,350,889

Banks – 16.2%
ABN AMRO Bank NV(a)
2,350,000	1.800		06/04/18	2,349,655
Ally Financial, Inc.
800,000	6.250		12/01/17	812,000
Banco Bilbao Vizcaya Argentaria SA
1,025,000	3.000		10/20/20	1,044,487
Banco del Estado de Chile(a)
170,000	2.000		11/09/17	170,051
Banco Santander SA
1,400,000	3.500		04/11/22	1,432,868
Bank of America Corp.
5,350,000	2.600		01/15/19	5,400,381
1,200,000	2.650		04/01/19	1,214,452
1,025,000	2.625		10/19/20	1,035,335
8,175,000	2.151	(b)	11/09/20	8,137,992
1,250,000	2.625		04/19/21	1,255,540
Bank of America NA
2,700,000	1.750		06/05/18	2,703,583
Banque Federative du Credit Mutuel SA(a)
1,025,000	2.000		04/12/19	1,024,887
Barclays Bank PLC
1,100,000	5.140		10/14/20	1,177,315
BNP Paribas SA
550,000	2.375		05/21/20	553,986
1,600,000	2.950	(a)	05/23/22	1,615,931
BPCE SA(a)
2,425,000	3.000		05/22/22	2,446,090
Capital One Bank USA NA(b)
800,000	2.250		02/13/19	802,146
Capital One NA(b)
3,150,000	1.850		09/13/19	3,123,364
Citigroup, Inc.
950,000	2.050		12/07/18	951,413
1,325,000	2.500		07/29/19	1,336,900
2,650,000	2.650		10/26/20	2,675,355
5,500,000	2.350		08/02/21	5,450,054
2,400,000	2.750	(b)	04/25/22	2,396,201
Compass Bank(b)
775,000	2.750		09/29/19	781,002
Credit Suisse AG
725,000	1.750		01/29/18	725,392
Credit Suisse Group Funding Guernsey Ltd.
1,425,000	2.750		03/26/20	1,436,205
Discover Bank(b)
1,150,000	2.600		11/13/18	1,159,806
HBOS PLC(a)
1,325,000	6.750		05/21/18	1,376,145
HSBC Holdings PLC
1,050,000	2.950		05/25/21	1,063,353
ING Bank NV(a)
1,525,000	1.800		03/16/18	1,526,911

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Intesa Sanpaolo SpA
$2,550,000	3.875%		01/16/18	$ 2,573,582
JPMorgan Chase & Co.
400,000	1.700	(b)	03/01/18	400,138
3,400,000	2.200		10/22/19	3,410,870
1,825,000	2.250	(b)	01/23/20	1,830,661
1,250,000	2.295	(b)	08/15/21	1,242,727
KBC Bank NV(b)(c)
400,000	8.000		01/25/23	412,000
Lloyds Bank PLC
400,000	1.750		03/16/18	400,449
1,000,000	2.300		11/27/18	1,005,948
Macquarie Bank Ltd.(a)
700,000	1.600		10/27/17	700,059
Mitsubishi UFJ Financial Group, Inc.
425,000	2.950		03/01/21	431,894
Morgan Stanley
3,250,000	2.500		04/21/21	3,247,494
7,550,000	2.625		11/17/21	7,538,871
Morgan Stanley, Inc.
775,000	2.650		01/27/20	783,172
MUFG Americas Holdings Corp.(b)
625,000	1.625		02/09/18	624,936
Santander Holdings USA, Inc.(b)
1,675,000	3.450		08/27/18	1,698,497
1,275,000	2.650		04/17/20	1,271,742
Santander UK PLC
1,600,000	2.375		03/16/20	1,609,400
Sumitomo Mitsui Banking Corp.
575,000	1.750		01/16/18	575,467
Sumitomo Mitsui Financial Group, Inc.
1,750,000	2.442		10/19/21	1,742,660
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
1,100,000	1.700		03/05/18	1,100,474
700,000	2.150		09/14/18	701,459
UBS Group Funding Switzerland AG(a)
3,450,000	3.000		04/15/21	3,502,913
UniCredit SpA(a)
2,000,000	3.750		04/12/22	2,048,286
Wells Fargo & Co.
600,000	2.150		01/30/20	601,543
Westpac Banking Corp.
4,650,000	1.950		11/23/18	4,659,133

				101,293,175

Chemicals – 1.2%
E.I. du Pont de Nemours & Co.(c)
2,100,000	1.700		05/01/20	2,112,623
Eastman Chemical Co.(b)
1,250,000	2.700		01/15/20	1,266,473
The Sherwin-Williams Co.
2,275,000	2.250		05/15/20	2,280,089
700,000	2.750	(b)	06/01/22	699,582
Westlake Chemical Corp.(b)
1,350,000	4.625		02/15/21	1,397,250

				7,756,017

Consumer Cyclical Services(b) – 0.4%
Equinix, Inc.
450,000	5.375		01/01/22	474,750

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
First Data Corp.(a)
	$850,000	7.000%		12/01/23	$ 907,375
Iron Mountain, Inc.(a)
	800,000	6.000		10/01/20	828,000

					2,210,125

Diversified Financial Services – 0.5%
Air Lease Corp.
	2,975,000	2.125		01/15/20	2,960,774

Diversified Manufacturing(b) – 0.3%
Fortive Corp.
	775,000	2.350		06/15/21	770,415
Roper Technologies, Inc.
	225,000	3.000		12/15/20	230,286
	775,000	2.800		12/15/21	781,598

					1,782,299

Electric – 1.8%
Dominion Energy, Inc.
	900,000	1.900		06/15/18	902,120
	1,350,000	2.579		07/01/20	1,356,974
Duke Energy Corp.(b)
	950,000	1.800		09/01/21	927,367
Enel Finance International NV(a)
	3,125,000	2.875		05/25/22	3,129,334
Exelon Corp.(b)
	350,000	2.850		06/15/20	355,576
	750,000	2.450		04/15/21	747,938
Puget Sound Energy, Inc.(b)(c)
	1,000,000	6.974		06/01/67	961,250
Sempra Energy(b)
	1,100,000	2.400		03/15/20	1,104,939
The Southern Co.
	1,150,000	1.850		07/01/19	1,145,543
	800,000	2.750	(b)	06/15/20	809,306

					11,440,347

Energy – 0.8%
EOG Resources, Inc.
	1,300,000	5.625		06/01/19	1,386,390
Petrobras Global Finance BV
	210,000	8.375		05/23/21	235,125
	30,000	8.750		05/23/26	34,466
	1,210,000	7.375		01/17/27	1,279,878
	250,000	6.850		06/05/15	220,763
Petroleos Mexicanos
	18,000	6.375		02/04/21	19,490
EUR	170,000	5.125		03/15/23	218,193
	$20,000	5.500		06/27/44	17,580
	30,000	6.375		01/23/45	29,304
	10,000	5.625		01/23/46	8,865
Phillips 66(a)(b)(c)
	950,000	2.054		04/15/20	951,911
Range Resources Corp.(a)(b)
	500,000	5.750		06/01/21	510,000

					4,911,965

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 2.1%
Anheuser-Busch InBev Finance, Inc.
$3,450,000	1.900%		02/01/19	$ 3,457,718
3,125,000	2.650	(b)	02/01/21	3,166,900
Beam Suntory, Inc.
800,000	1.750		06/15/18	799,300
Conagra Brands, Inc.
61,000	4.950		08/15/20	65,473
Kraft Heinz Foods Co.
1,300,000	2.000		07/02/18	1,303,292
Mead Johnson Nutrition Co.
475,000	3.000		11/15/20	487,239
Molson Coors Brewing Co.
1,150,000	1.450		07/15/19	1,135,987
Mondelez International Holdings Netherlands BV(a)(b)
1,975,000	2.000		10/28/21	1,924,278
Smithfield Foods, Inc.(a)
625,000	2.700		01/31/20	628,295
Sysco Corp.(b)
400,000	2.600		10/01/20	404,954

				13,373,436

Gaming – 0.2%
GLP Capital LP/GLP Financing II, Inc.(b)
450,000	4.875		11/01/20	479,813
MGM Resorts International
975,000	8.625		02/01/19	1,072,500

				1,552,313

Health Care Products – 2.1%
Becton Dickinson & Co.
4,750,000	2.133		06/06/19	4,757,215
959,000	2.675		12/15/19	970,742
2,625,000	2.404		06/05/20	2,629,240
4,375,000	2.894	(b)	06/06/22	4,388,676
Thermo Fisher Scientific, Inc.
475,000	2.150		12/14/18	476,781

				13,222,654

Health Care Services – 0.8%
Acadia Healthcare Co., Inc.(b)
500,000	6.125		03/15/21	515,625
Cardinal Health, Inc.
905,000	4.625		12/15/20	972,105
CHS/Community Health Systems, Inc.(b)
1,100,000	8.000		11/15/19	1,105,500
HCA, Inc.
1,600,000	5.875		03/15/22	1,774,000
McKesson Corp.
175,000	1.400		03/15/18	174,677
650,000	2.284		03/15/19	653,728

				5,195,635

Life Insurance(a) – 0.3%
Reliance Standard Life Global Funding II
1,700,000	2.150		10/15/18	1,703,655

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital(b)
$3,400,000	3.579%		07/23/20	$ 3,513,475
Time Warner Cable LLC
775,000	5.000		02/01/20	826,766

				4,340,241

Media - Non Cable – 0.1%
21st Century Fox America, Inc.
550,000	6.900		03/01/19	593,122

Metals & Mining – 0.3%
Glencore Finance Canada Ltd.(a)
1,700,000	2.700		10/25/17	1,702,548
Teck Resources Ltd.(b)
450,000	4.750		01/15/22	465,750

				2,168,298

Noncaptive - Financial – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
250,000	4.500		05/15/21	265,246
CIT Group, Inc.(a)
101,000	5.500		02/15/19	106,050
International Lease Finance Corp.
750,000	7.125	(a)	09/01/18	793,760
2,425,000	4.625		04/15/21	2,581,041
Navient Corp.
1,150,000	8.450		06/15/18	1,212,894

				4,958,991

Pharmaceuticals – 3.1%
AbbVie, Inc.
2,075,000	1.800		05/14/18	2,077,619
Allergan Funding SCS(b)
3,200,000	3.000		03/12/20	3,267,901
EMD Finance LLC(a)
1,625,000	1.700		03/19/18	1,624,769
Forest Laboratories LLC(a)(b)
530,000	4.375		02/01/19	546,577
Mylan NV
2,825,000	2.500		06/07/19	2,847,572
Mylan, Inc.
1,350,000	2.550		03/28/19	1,359,746
Shire Acquisitions Investments Ireland DAC
2,625,000	1.900		09/23/19	2,612,812
Teva Pharmaceutical Finance Netherlands III BV
4,575,000	2.200		07/21/21	4,491,090
Valeant Pharmaceuticals International, Inc.(a)(b)
321,000	6.750		08/15/18	321,802

				19,149,888

Pipelines – 3.5%
Columbia Pipeline Group, Inc.
475,000	2.450		06/01/18	477,179
Enbridge Energy Partners LP
2,114,000	5.200		03/15/20	2,241,817
Enbridge, Inc.(b)
1,325,000	2.900		07/15/22	1,322,350

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC
$1,550,000	5.200%		09/01/20	$ 1,682,263
1,150,000	4.877	(b)(c)	08/01/66	1,154,312
Kinder Morgan Energy Partners LP
1,150,000	2.650		02/01/19	1,158,204
1,250,000	6.850		02/15/20	1,378,165
Kinder Morgan, Inc.(b)
1,450,000	3.050		12/01/19	1,475,192
Plains All American Pipeline LP/PAA Finance Corp.
1,690,000	5.750		01/15/20	1,817,254
990,000	3.650	(b)	06/01/22	1,009,957
Sabine Pass Liquefaction LLC(b)
3,185,000	5.625		02/01/21	3,467,424
Texas Eastern Transmission LP(a)(b)
1,225,000	4.125		12/01/20	1,278,034
TransCanada PipeLines Ltd.
570,000	1.875		01/12/18	570,763
Western Gas Partners LP(b)
1,470,000	2.600		08/15/18	1,474,065
Williams Partners LP
1,300,000	5.250		03/15/20	1,399,042

				21,906,021

Property/Casualty Insurance(b)(c) – 0.2%
The Chubb Corp.
1,075,000	3.408		03/29/67	1,066,938

Real Estate Investment Trust – 1.7%
DDR Corp.(b)
1,000,000	4.750		04/15/18	1,019,571
HCP, Inc.(b)
600,000	3.750		02/01/19	612,598
Realty Income Corp.(b)
125,000	2.000		01/31/18	125,122
Select Income REIT(b)
1,275,000	3.600		02/01/20	1,292,096
Senior Housing Properties Trust(b)
750,000	3.250		05/01/19	757,262
Ventas Realty LP/Ventas Capital Corp.(b)
900,000	2.000		02/15/18	901,223
VEREIT Operating Partnership LP(b)
3,475,000	3.000		02/06/19	3,514,094
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
1,475,000	1.750		09/15/17	1,474,993
Welltower, Inc.(b)
1,225,000	4.125		04/01/19	1,261,539

				10,958,498

Restaurants – 0.2%
Brinker International, Inc.
150,000	2.600		05/15/18	150,244
New Red Finance, Inc.(a)(b)
1,000,000	4.625		01/15/22	1,021,250
Yum! Brands, Inc.
135,000	6.250		03/15/18	138,881

				1,310,375

Retailers – 0.0%
AutoZone, Inc.
250,000	1.625		04/21/19	248,459

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retailers - Food & Drug(b) – 0.3%
Walgreens Boots Alliance, Inc.
	$1,550,000	2.700%	11/18/19	$ 1,574,351

Technology – 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)(b)
	4,700,000	3.000	01/15/22	4,742,009
Fidelity National Information Services, Inc.(b)
	900,000	2.250	08/15/21	890,314
Fiserv, Inc.(b)
	625,000	2.700	06/01/20	632,364
Harris Corp.
	550,000	1.999	04/27/18	550,751

				6,815,438

Technology - Hardware – 0.6%
NXP BV/NXP Funding LLC(a)
	750,000	3.750	06/01/18	761,250
	325,000	4.125	06/15/20	341,354
	1,250,000	4.125	06/01/21	1,316,250
QUALCOMM, Inc.
	1,450,000	2.250	05/20/20	1,463,753
Tech Data Corp.
	75,000	3.750	09/21/17	75,228

				3,957,835

Tobacco – 0.7%
BAT International Finance PLC(a)
	1,225,000	1.850	06/15/18	1,225,029
Reynolds American, Inc.
	1,925,000	2.300	06/12/18	1,933,383
	975,000	3.250	06/12/20	1,003,800

				4,162,212

Transportation(a) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	1,101,000	3.375	03/15/18	1,113,826

Wireless Telecommunications – 0.8%
America Movil SAB de CV
MXN	2,760,000	6.000	06/09/19	147,282
American Tower Corp.
	$525,000	4.500	01/15/18	532,191
	2,010,000	3.400	02/15/19	2,051,997
Intelsat Jackson Holdings SA(b)
	600,000	7.250	04/01/19	600,000
Sprint Communications, Inc.
	175,000	8.375	08/15/17	176,313
Sprint Corp.
	1,000,000	7.250	09/15/21	1,110,000
Verizon Communications, Inc.(b)
	650,000	3.000	11/01/21	658,608

				5,276,391

Wirelines Telecommunications – 2.6%
AT&T, Inc.
	1,350,000	1.750	01/15/18	1,350,977
	1,955,000	2.300	03/11/19	1,966,595

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
$1,975,000	5.875%		10/01/19	$ 2,137,383
2,225,000	2.450	(b)	06/30/20	2,236,425
CenturyLink, Inc.
650,000	6.450		06/15/21	702,813
Telefonica Emisiones SAU
825,000	3.192		04/27/18	833,722
Verizon Communications, Inc.
2,475,000	1.750	(b)	08/15/21	2,393,941
4,542,000	2.946	(a)	03/15/22	4,573,558
Windstream Services LLC(b)
300,000	7.750		10/15/20	302,250

				16,497,664

TOTAL CORPORATE OBLIGATIONS (Cost $283,701,322)				$284,851,832

Mortgage-Backed Obligations – 8.7%
Collateralized Mortgage Obligations – 1.3%
Interest Only(d) – 0.3%
FHLMC STRIPS Series 304, Class C45
$408,615	3.000%		12/15/27	$38,305
FNMA REMIC Series 2010-135, Class AS(c)
426,799	4.734		12/25/40	64,167
FNMA REMIC Series 2012-146, Class IO
4,262,604	3.500		01/25/43	824,992
FNMA REMIC Series 2016-3, Class IP
805,091	4.000		02/25/46	165,179
GNMA REMIC Series 2014-188, Class IB
1,094,762	4.000		12/20/44	170,522
GNMA REMIC Series 2015-111, Class IM
766,122	4.000		08/20/45	125,800
GNMA REMIC Series 2015-95, Class GI
746,617	4.500		07/16/45	158,363
GNMA REMIC Series 2016-27, Class IA
667,145	4.000		06/20/45	100,055

				1,647,383

Inverse Floaters(c) – 0.7%
FHLMC REMIC Series 3852, Class SW
709,826	4.841		05/15/41	113,755
FHLMC REMIC Series 4314, Class SE
922,302	4.891		03/15/44	162,914
FHLMC REMIC Series 4320, Class SD
243,839	4.941		07/15/39	38,748
FHLMC REMIC Series 4326, Class GS
595,962	4.891		04/15/44	104,585
FHLMC REMIC Series 4583, Class ST
1,034,610	4.841		05/15/46	201,907
FNMA REMIC Series 2013-121, Class SA
460,857	4.884		12/25/43	73,019
FNMA REMIC Series 2013-130, Class SN
1,049,175	5.434		10/25/42	201,319
FNMA REMIC Series 2013-96, Class SW
289,302	4.884		09/25/43	46,587
FNMA REMIC Series 2014-19, Class MS
402,406	5.384		11/25/39	48,451
FNMA REMIC Series 2014-87, Class MS
143,383	5.034		01/25/45	23,124

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA REMIC Series 2015-20, Class ES
$774,980	4.934%	04/25/45	$ 163,829
FNMA REMIC Series 2015-28, Class PS
1,962,349	4.384	08/25/44	292,940
FNMA REMIC Series 2015-79, Class SA
614,167	5.034	11/25/45	102,071
FNMA REMIC Series 2015-81, Class SA
2,143,136	4.484	11/25/45	303,056
FNMA REMIC Series 2015-82, Class MS
444,247	4.484	11/25/45	65,000
FNMA REMIC Series 2016-1, Class SJ
1,619,225	4.934	02/25/46	322,020
GNMA REMIC Series 2010-1, Class SD
30,341	4.578	01/20/40	4,902
GNMA REMIC Series 2010-20, Class SE
176,897	5.038	02/20/40	29,866
GNMA REMIC Series 2010-31, Class SA
308,700	4.538	03/20/40	46,358
GNMA REMIC Series 2010-98, Class QS
180,002	5.388	01/20/40	24,398
GNMA REMIC Series 2011-17, Class SA
222,808	4.888	09/20/40	32,621
GNMA REMIC Series 2011-61, Class CS
89,711	5.468	12/20/35	3,876
GNMA REMIC Series 2013-113, Class SD
173,872	5.528	08/16/43	30,993
GNMA REMIC Series 2013-124, Class CS
989,410	4.838	08/20/43	169,633
GNMA REMIC Series 2013-134, Class DS
114,688	4.888	09/20/43	18,786
GNMA REMIC Series 2013-152, Class TS
402,138	4.888	06/20/43	64,748
GNMA REMIC Series 2014-117, Class SJ
2,851,679	4.388	08/20/44	431,766
GNMA REMIC Series 2014-132, Class SL
1,087,000	4.888	10/20/43	157,229
GNMA REMIC Series 2014-133, Class BS
459,682	4.388	09/20/44	65,627
GNMA REMIC Series 2014-158, Class SA
1,301,808	4.428	10/16/44	196,021
GNMA REMIC Series 2014-162, Class SA
403,997	4.388	11/20/44	59,112
GNMA REMIC Series 2014-20, Class SA
1,867,974	4.888	02/20/44	309,917
GNMA REMIC Series 2014-41, Class SA
129,136	4.888	03/20/44	21,686
GNMA REMIC Series 2015-110, Class MS
825,820	4.498	08/20/45	125,555
GNMA REMIC Series 2015-123, Class SP
667,568	5.038	09/20/45	113,010
GNMA REMIC Series 2015-126, Class HS
292,791	4.988	09/20/45	48,926
GNMA REMIC Series 2015-57, Class AS
1,669,671	4.388	04/20/45	242,750

			4,461,105

Sequential Fixed Rate – 0.1%
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
215,707	2.779	09/25/22	219,964

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
	$100,000	2.220%	12/25/18	$ 100,674
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
	100,000	1.883	05/25/19	100,113
FNMA REMIC Series 2012-111, Class B
	39,356	7.000	10/25/42	45,375
FNMA REMIC Series 2012-153, Class B
	130,265	7.000	07/25/42	150,780

				616,906

Sequential Floating Rate(c) – 0.2%
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(a)
EUR	637,934	2.750	04/20/20	715,865
FNMA REMIC Series 2007-33, Class HF
	$28,258	1.566	04/25/37	28,324
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(a)
	462,843	3.750	05/28/52	475,792

				1,219,981

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 7,945,375

Federal Agencies – 7.4%
FHLMC – 0.2%
	$161,914	7.000%	02/01/39	$ 187,476
	1,000,000	3.500	TBA-30yr(e)	1,027,148

				1,214,624

FNMA – 6.5%
	5,738	6.000	11/01/23	6,451
	1,996,854	6.000	02/01/24	2,245,106
	1,354,843	6.000	01/01/28	1,523,280
	904,761	6.000	08/01/28	1,017,243
	24,069	6.000	01/01/29	27,062
	3,440	6.000	10/01/31	3,528
	43,795	6.000	01/01/32	50,101
	9,348	6.000	11/01/32	10,563
	732,525	6.000	12/01/32	818,088
	5,798,105	6.000	05/01/34	6,566,541
	10,145	6.000	11/01/34	11,517
	44,434	6.000	06/01/35	50,626
	550,705	6.000	10/01/35	627,291
	2,110,606	6.000	11/01/35	2,402,729
	100,585	6.000	12/01/35	114,779
	2,754	6.000	01/01/36	3,136
	9,637	6.000	02/01/36	10,968
	3,238	6.000	03/01/36	3,692
	1,483,581	6.000	05/01/36	1,692,338
	84,815	6.000	06/01/36	97,088
	1,010,674	6.000	07/01/36	1,152,129
	89,537	6.000	08/01/36	102,366
	1,533,616	6.000	09/01/36	1,747,318
	2,768,947	6.000	10/01/36	3,151,379
	60,431	6.000	11/01/36	68,760
	754,214	6.000	02/01/37	843,733
	11,266	6.000	03/01/37	12,833

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$61,442	6.000%	05/01/37	$ 70,128
680,056	6.000	11/01/37	774,670
100,309	6.000	12/01/37	113,887
246,379	6.000	03/01/38	281,132
394,066	6.000	04/01/38	447,317
1,745,052	6.000	05/01/38	1,980,996
11,061	6.000	07/01/38	12,547
788,513	6.000	09/01/38	894,932
251,359	6.000	10/01/38	285,086
977,869	6.000	11/01/38	1,110,689
172,368	6.000	12/01/38	195,753
820,185	6.000	01/01/39	934,734
90,774	7.000	03/01/39	105,128
574,040	6.000	09/01/39	651,591
838,719	6.000	06/01/40	952,019
1,282,556	6.000	10/01/40	1,454,906
5,697,918	6.000	05/01/41	6,489,779
60,833	6.000	06/01/41	69,069

			41,185,008

GNMA – 0.7%
3,310,125	4.000	10/20/43	3,498,777
700,466	4.000	10/20/45	737,979

			4,236,756

TOTAL FEDERAL AGENCIES			$ 46,636,388

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $54,268,549)			$ 54,581,763

Agency Debenture – 0.4%
FHLB
$2,685,000	1.625%	06/14/19	$ 2,694,102
(Cost $2,723,131)

Asset-Backed Securities – 26.8%
Auto – 1.4%
Ally Master Owner Trust Series 2012-5, Class A
$350,000	1.540%	09/15/19	$ 350,061
Ally Master Owner Trust Series 2015-2, Class A2
2,050,000	1.830	01/15/21	2,050,590
Ford Credit Auto Owner Trust Series 2016-2, Class A(a)
1,400,000	2.030	12/15/27	1,390,012
Ford Credit Floorplan Master Owner Trust Series 2016-5, Class A1
3,850,000	1.950	11/15/21	3,853,462
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1(a)
1,350,000	1.960	05/17/21	1,352,816

			8,996,941

Collateralized Loan Obligations(a)(c) – 11.9%
ACIS CLO Ltd. Series 2013-1A, Class A1
1,588,440	1.894	04/18/24	1,580,374
ACIS CLO Ltd. Series 2013-1A, Class B
313,530	2.974	04/18/24	313,538
ACIS CLO Ltd. Series 2013-1A, Class C
198,030	3.974	04/18/24	198,051
ACIS CLO Ltd. Series 2013-2A, Class BR
97,150	2.073	10/14/22	97,163
ACIS CLO Ltd. Series 2013-2A, Class C1R
150,000	2.323	10/14/22	149,999

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(c) – (continued)
AIMCO CLO Series 2017-AA, Class A
$3,150,000	2.593%	07/20/29	$ 3,149,924
Apidos CLO X Series 2012-10A, Class A
2,344,535	2.459	10/30/22	2,344,856
Atrium X CLO Series 2017-10A, Class AR
3,050,000	2.036	07/16/25	3,052,227
B&M CLO Ltd. Series 2014-1A, Class A1
600,000	2.423	04/16/26	599,851
B&M CLO Ltd. Series 2014-1A, Class A2
100,000	2.973	04/16/26	99,999
Babson CLO Ltd. Series 2014-3A, Class AR
3,250,000	2.343	01/15/26	3,256,172
BlueMountain CLO Ltd. Series 2014-2A, Class AR
3,150,000	0.000	07/20/26	3,150,000
Bowman Park CLO Ltd. Series 2014-1A, Class AR
1,650,000	2.233	11/23/25	1,649,984
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R
3,100,000	2.519	06/09/30	3,098,450
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1
3,400,000	2.633	07/17/28	3,427,326
Crown Point CLO Ltd. Series 2012-1A, Class A1LA
20,324	1.802	11/21/22	20,269
Crown Point CLO Ltd. Series 2013-2A, Class A1L
2,922,307	1.993	12/31/23	2,915,106
Cutwater Ltd. Series 2014-1A, Class A1AR
3,050,000	2.469	07/15/26	3,048,469
Franklin CLO VI Ltd. Series 6A, Class A
21,634	1.268	08/09/19	21,626
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A
1,650,000	2.428	07/25/27	1,647,746
ICG US CLO Ltd. Series 2014-1A, Class A1
871,175	2.180	04/20/26	868,717
Jamestown CLO X Ltd. Series 2017-10A, Class A1
6,250,000	2.720	07/17/29	6,240,625
LCM XVI LP Series 2017-16A, Class AR
6,250,000	2.188	07/15/26	6,246,875
Neuberger Berman CLO XIX Ltd. Series 2015-19A, Class A1R
3,150,000	2.354	07/15/27	3,150,000
OCP CLO Ltd. Series 2012-2A, Class A1R
200,000	2.450	11/22/25	201,607
OCP CLO Ltd. Series 2014-5A, Class A1
1,200,000	2.032	04/26/26	1,199,999
OFSI Fund V Ltd. Series 2013-5A, Class A1LA
231,884	1.953	04/17/25	231,312
OFSI Fund VI Ltd. Series 2014-6A, Class A1
860,777	2.052	03/20/25	853,929
Parallel Ltd. Series 2015-1A, Class A
1,250,000	2.480	07/20/27	1,250,463
Parallel Ltd. Series 2017-1A, Class A1
2,700,000	2.623	07/20/29	2,699,957
Regatta IV Funding Ltd. Series 2014-1A, Class A1R(b)
3,000,000	0.000	07/25/26	3,000,000
Shackleton CLO Ltd. Series 2014-5A, Class AR
1,300,000	2.319	05/07/26	1,299,990
Sound Point CLO XI Ltd. Series 2016-1A, Class A
4,150,000	2.680	07/20/28	4,182,768
TICP CLO VI Ltd. Series 2016-6A, Class A
2,600,000	2.676	01/15/29	2,611,866
Whitehorse Ltd. Series 2014-9A, Class AR(b)
3,600,000	0.000	07/17/26	3,600,000
Whitehorse VIII Ltd. Series 2014-1A, Class A
1,250,000	2.534	05/01/26	1,251,705

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class A1
$1,500,515	2.353%	07/16/27	$ 1,495,914
Zais CLO 1 Ltd. Series 2014-1A, Class A1
661,898	2.423	04/15/26	664,203

			74,871,060

Credit Card(a) – 2.5%
CARDS II Trust Series 2016-1A, Class A(c)
1,750,000	1.859	07/15/21	1,757,627
CARDS II Trust Series 2017-1A, Class A(c)
2,550,000	1.529	04/18/22	2,552,170
Evergreen Credit Card Trust Series 2016-1, Class A(c)
3,000,000	1.879	04/15/20	3,012,913
Golden Credit Card Trust Series 2016-5A, Class A
2,600,000	1.600	09/15/21	2,585,786
Golden Credit Card Trust Series 2017-2A, Class A
2,450,000	1.980	04/15/22	2,449,387
Trillium Credit Card Trust II Series 2016-1A, Class A(c)
3,150,000	1.936	05/26/21	3,164,747

			15,522,630

Home Equity(a)(c) – 0.0%
Springleaf Mortgage Loan Trust Series 2013-2A, Class A
133,453	1.780	12/25/65	133,314

Other(a)(c) – 1.4%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
1,450,000	1.894	09/10/18	1,450,164
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2
2,200,000	1.944	04/10/19	2,200,514
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
2,300,000	2.294	03/10/19	2,300,342
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1
1,300,000	1.844	07/10/19	1,300,546
Station Place Securitization Trust Series 2015-2, Class A
1,250,000	2.039	05/15/18	1,250,000

			8,501,566

Student Loan(c) – 9.6%
Access Group, Inc. Series 2006-1, Class A2
16,041	1.162	08/25/23	16,034
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
667,224	1.824	02/25/41	658,199
College Loan Corp. Trust I Series 2005-1, Class A4
550,000	1.306	04/25/27	546,936
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)
2,126,667	2.374	07/26/66	2,137,950
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(a)
4,200,000	1.824	04/26/32	4,095,379
Educational Funding of the South, Inc. Series 2012-1, Class A
3,266,094	2.074	03/25/36	3,282,866
Educational Services of America, Inc. Series 2012-1, Class A1(a)
69,420	2.174	09/25/40	70,451
Educational Services of America, Inc. Series 2014-1, Class A(a)
982,346	1.724	02/25/39	969,617
Educational Services of America, Inc. Series 2015-2, Class A(a)
1,112,481	2.024	12/25/56	1,112,481

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(a)
$2,700,000	2.374%	03/25/36	$ 2,742,719
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(a)
223,667	2.024	02/25/25	224,192
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(a)
1,700,000	2.024	04/25/33	1,705,347
GCO Education Loan Funding Master Trust-II Series 2006-2A, Class A3L(a)
333,791	1.172	08/25/28	333,625
GCO Education Loan Funding Trust Series 2007-1A, Class A6L(a)
2,739,900	1.299	11/25/26	2,703,786
Higher Education Funding I Series 2005-1, Class A4
140,740	1.192	02/25/30	140,525
Illinois Student Assistance Commission Series 2010-1, Class A3
1,900,000	1.938	07/25/45	1,906,463
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
2,460,169	1.745	12/01/31	2,447,302
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
2,643,471	2.010	05/20/30	2,671,513
Navient Student Loan Trust Series 2016-5A, Class A(a)
4,117,413	2.274	06/25/65	4,182,364
Navient Student Loan Trust Series 2016-7A, Class A(a)
2,055,482	2.174	03/25/66	2,078,959
Nelnet Student Loan Trust Series 2005-4, Class A3
228,647	1.286	06/22/26	228,544
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(b)
1,800,000	1.890	10/25/37	1,759,076
North Carolina State Education Assistance Authority Series 2010-1, Class A1
1,110,061	1.938	07/25/41	1,106,117
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
139,914	1.724	12/26/31	138,764
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(a)
70,943	1.574	05/25/57	70,109
PHEAA Student Loan Trust Series 2016-1A, Class A(a)
2,130,182	2.174	09/25/65	2,155,433
SLC Student Loan Center Series 2011-1, Class A(a)
8,005,855	2.244	10/25/27	8,094,936
SLC Student Loan Trust Series 2005-3, Class A3
1,400,000	1.251	06/15/29	1,389,543
SLM Student Loan Trust Series 2003-12, Class A5(a)
316,467	1.411	09/15/22	316,640
SLM Student Loan Trust Series 2003-14, Class A5
147,537	1.268	01/25/23	147,537
SLM Student Loan Trust Series 2004-1, Class A3
610,783	1.248	04/25/23	610,900
SLM Student Loan Trust Series 2004-8A, Class A5(a)
848,634	1.538	04/25/24	851,377
SLM Student Loan Trust Series 2005-5, Class A4
1,400,000	1.178	10/25/28	1,383,860
SLM Student Loan Trust Series 2006-2, Class A5
1,180,705	1.148	07/25/25	1,180,631
SLM Student Loan Trust Series 2007-7, Class A4
1,149,455	1.368	01/25/22	1,131,797
SLM Student Loan Trust Series 2008-4, Class A4
430,956	2.688	07/25/22	441,589
SLM Student Loan Trust Series 2012-3, Class A
1,354,164	1.674	12/26/25	1,359,676
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
1,070,515	1.848	10/01/24	1,074,940

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
Utah State Board of Regents Series 2011, Class A2(b)
	$1,154,264	1.884%		05/01/29	$ 1,159,377
Utah State Board of Regents Series 2011-1, Class A3
	1,200,000	1.884		05/01/35	1,203,696
Wachovia Student Loan Trust Series 2005-1, Class A5
	139,872	1.168		01/26/26	139,637

					59,970,887

TOTAL ASSET-BACKED SECURITIES (Cost $167,184,334)					$167,996,398

Foreign Debt Obligations – 1.3%
Sovereign – 1.3%
Dominican Republic
	$183,620	9.040%		01/23/18	$ 186,917
	1,210,000	7.500		05/06/21	1,332,512
	520,000	5.500	(a)	01/27/25	537,550
Perusahaan Penerbit SBSN(a)
	820,000	4.150		03/29/27	832,300
Republic of Argentina(a)
	1,370,000	7.125		06/28/17	1,244,645
Republic of Colombia
	1,570,000	11.750		02/25/20	1,946,800
Republic of Ecuador
	480,000	9.650		12/13/26	481,800
	200,000	9.625	(a)	06/02/27	199,750
Republic of Indonesia
	600,000	6.875	(a)	01/17/18	615,420
	320,000	6.875		01/17/18	328,224
	200,000	5.875		01/15/24	228,000
	200,000	4.750	(a)	01/08/26	214,750
United Mexican States
MXN	46,900	8.000		11/07/47	2,836

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $8,023,684)					$ 8,151,504

Structured Notes(f) – 0.5%
Arab Republic of Egypt (Issuer Citibank NA)
	$6,180,000	0.000	%(a)	08/10/17	$ 334,399
	12,325,000	0.000		08/29/17	659,170
	7,920,000	0.000	(a)	11/02/17	408,571
	14,570,000	0.000	(a)	05/03/18	689,606
Arab Republic of Egypt (Issuer HSBC Bank PLC)(a)
	5,000,000	0.000		09/14/17	265,281
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA)(a)
	6,275,000	0.000		02/15/18	307,219
	5,100,000	0.000		05/17/18	238,892

TOTAL STRUCTURED NOTES (Cost $2,930,391)					$ 2,903,138

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations(b) – 2.3%
Florida – 2.0%
Florida State Board of Administration Finance Corp. Series 2016, Class A
$12,625,000	2.638%		07/01/21	$12,652,775

Puerto Rico – 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
45,000	6.000		07/01/38	36,337
15,000	6.000		07/01/44	12,075
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
15,000	5.500		07/01/28	12,179
20,000	5.750		07/01/37	15,950
35,000	5.250		07/01/42	27,212
25,000	6.000		07/01/47	20,063
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
50,000	5.000		07/01/33	38,875
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A(g)
10,000	5.750		07/01/41	5,863
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A(g)
35,000	5.500		07/01/32	20,606
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B(g)
10,000	5.875		07/01/36	6,000
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A(g)
10,000	6.000		07/01/34	5,863
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A(g)
10,000	5.500		07/01/26	5,938
165,000	5.500		07/01/39	98,175
180,000	5.000		07/01/41	102,375
Puerto Rico Commonwealth GO Bonds Series 2014 A(g)
615,000	8.000		07/01/35	373,612
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A(g)
10,000	5.250		07/01/27	5,938
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(f)(g)
10,000	0.000		08/01/35	728
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(f)(g)
10,000	0.000		08/01/37	655
10,000	0.000		08/01/38	613
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A(g)
10,000	5.250		08/01/27	2,575
200,000	6.750		08/01/32	51,500
60,000	5.750		08/01/37	15,450
5,000	6.375		08/01/39	1,288
465,000	6.000		08/01/42	119,737
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A(g)
25,000	0.000	(f)	08/01/33	5,438
345,000	5.500		08/01/37	88,837
580,000	5.375		08/01/39	149,350
105,000	5.500		08/01/42	27,037
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C(g)
25,000	5.000		08/01/35	6,438

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Municipal Debt Obligations (b)– (continued)
	$95,000	5.375%	08/01/38	$ 24,462
	5,000	6.000	08/01/39	1,288
	665,000	5.250	08/01/41	171,237
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1(g)
	230,000	5.000	08/01/43	59,225
	165,000	5.250	08/01/43	42,487
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A(g)
	120,000	5.500	08/01/28	30,900

				1,586,306

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $15,371,044)				$14,239,081

U.S. Treasury Obligations – 12.8%
United States Treasury Bonds
	$520,000	2.750%	11/15/42	$ 514,072
	470,000	3.125	02/15/43	496,766
	1,010,000	3.625 (h)	02/15/44	1,164,035
	540,000	3.125	08/15/44	570,699
	50,000	3.000	11/15/44	51,612
	490,000	3.000	05/15/47	505,901
United States Treasury Inflation Indexed Bonds
	9,730,932	0.125	04/15/18	9,700,571
	6,260,700	0.125	04/15/19	6,265,270
	5,460,486	0.125 (h)	04/15/20	5,470,916
	1,749,283	0.625	01/15/26	1,761,773
United States Treasury Notes
	27,400,000	1.750	12/31/20	27,486,311
	490,000	1.375 (h)	04/30/21	483,797
	2,250,000	1.125	07/31/21	2,193,323
	16,720,000	2.000	05/31/24	16,584,234
	6,120,000	2.000	06/30/24	6,065,960
	1,200,000	2.375	08/15/24	1,218,480

TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,714,879)				$80,533,720

Options Purchased – 0.0%

Notional Amount		Exercise Rate	Expiration Date	Value

Interest Rate Swaptions – 0.0%
Morgan Stanley & Co. LLC Put - OTC - 10 year Interest Rate Swap
3,770,000		0.700%	10/23/17	8,092

Shares		Distribution Rate		Value
Investment Company(c)(i) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	7,668	0.845%		$ 7,668
	(Cost $7,668)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $614,948,530)				$615,967,298

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 2.6%
Certificates of Deposit – 1.0%
Bank of Montreal
$1,000,000	1.682%	08/11/17	$1,000,551
Credit Suisse New York
3,000,000	1.959	08/16/17	3,002,907
Mizuho Bank Ltd.
1,500,000	1.796	09/24/18	1,499,634
The Toronto-Dominion Bank
1,000,000	1.685	08/10/17	1,000,542

			6,503,634

Commercial Paper – 1.6%
Dominion Energy, Inc.(f)
2,000,000	0.000	10/12/17	1,990,888
Electricite de France SA(f)
2,700,000	0.000	01/05/18	2,675,336
Matchpoint Finance PLC
2,800,000	0.010	07/06/17	2,799,408
Monsanto Co.(f)
1,000,000	0.000	07/31/17	998,716
Westpac Banking Corp.
1,200,000	1.643	08/07/17	1,200,563

			9,664,911

TOTAL SHORT-TERM INVESTMENTS (Cost $16,162,650)			$16,168,545

TOTAL INVESTMENTS – 100.8% (Cost $631,111,180)			$632,135,843

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(5,214,991)

NET ASSETS – 100.0%			$626,920,852

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $196,433,254, which represents approximately 31.3% of net assets as of June 30, 2017.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $1,027,148 which represents approximately 0.2% of net assets as of June 30, 2017.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security is currently in default and/or non-income producing.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an Affiliated Fund.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
OTC	— Over the Counter

PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	AUD	961,000	NZD	1,007,902	$737,865	09/20/17	$382
	AUD	1,283,096	USD	961,886	985,797	07/27/17	23,911
	AUD	9,964,977	USD	7,555,021	7,651,209	09/20/17	96,187
	BRL	8,843,132	USD	2,659,000	2,666,256	07/05/17	7,256
	CAD	16,850,778	USD	12,617,791	13,010,877	09/20/17	393,086
	CLP	142,729,212	USD	212,565	214,648	08/30/17	2,083
	CNH	16,950,853	USD	2,470,622	2,485,044	09/20/17	14,423
	CNY	1,454,195	USD	211,089	213,213	09/28/17	2,123
	CZK	16,449,060	EUR	614,000	719,434	07/03/17	18,047
	CZK	27,021,276	EUR	1,009,254	1,182,433	07/10/17	29,100
	CZK	87,635,551	EUR	3,320,867	3,852,483	09/20/17	43,219
	CZK	16,255,089	EUR	608,073	714,627	09/21/17	17,086
	CZK	16,978,112	EUR	631,000	747,069	10/03/17	22,739
	CZK	17,301,989	EUR	648,000	763,745	11/09/17	18,323
	CZK	23,608,258	EUR	882,528	1,043,194	11/21/17	27,288
	CZK	7,365,830	EUR	275,204	325,507	11/22/17	8,692
	CZK	50,715,915	EUR	1,900,953	2,248,778	01/03/18	55,374
	EUR	131,136	AUD	194,724	150,422	09/20/17	911
	EUR	1,618,000	CHF	1,765,881	1,855,958	09/20/17	4,736
	EUR	327,000	GBP	286,692	375,092	09/20/17	749
	EUR	2,028,219	JPY	250,414,214	2,326,507	09/20/17	92,152
	EUR	526,000	NOK	5,021,922	603,359	09/20/17	880
	EUR	570,405	PLN	2,418,794	654,294	09/20/17	1,794
	EUR	4,436,533	USD	5,019,338	5,081,814	08/24/17	62,476
	EUR	4,819,156	USD	5,453,721	5,527,902	09/20/17	74,182
	GBP	228,945	CAD	385,971	298,941	09/20/17	924
	GBP	236,852	EUR	266,978	309,265	09/20/17	3,023
	GBP	1,462,000	USD	1,865,358	1,906,696	08/10/17	41,337
	GBP	2,397,233	USD	3,044,547	3,130,138	09/20/17	85,589
	HUF	270,900,686	USD	993,602	1,005,251	09/20/17	11,649
	INR	198,263,857	USD	3,026,601	3,062,617	07/14/17	36,017
	INR	9,459,647	USD	146,000	146,025	07/20/17	25
	INR	84,913,085	USD	1,309,680	1,310,172	07/24/17	492
	JPY	155,096,864	USD	1,380,285	1,383,873	09/20/17	3,588
	KRW	914,566,437	USD	790,689	798,854	07/13/17	8,165
	MXN	64,997,513	USD	3,523,395	3,535,721	09/20/17	12,326
	MYR	1,074,091	USD	249,267	249,297	07/27/17	30
	NOK	5,201,006	CAD	806,370	623,962	09/20/17	1,346
	NOK	6,193,643	CHF	706,000	743,049	09/20/17	2,930
	NOK	21,344,888	EUR	2,221,361	2,560,738	09/20/17	12,682
	NOK	6,183,971	USD	732,000	741,888	09/20/17	9,888
	NZD	7,236,797	USD	5,217,094	5,295,162	09/20/17	78,068
	PEN	1,150,921	USD	347,553	352,377	08/29/17	4,824
	PHP	37,404,814	USD	737,000	738,934	07/31/17	1,934
	PLN	3,252,636	EUR	763,730	877,439	09/20/17	1,388
	RUB	82,202,840	USD	1,371,780	1,387,832	07/20/17	16,053
	SEK	150,411,846	EUR	15,430,259	17,936,562	09/20/17	236,997
	SEK	4,269,870	NOK	4,152,156	509,181	09/20/17	11,048
	SEK	3,447,650	USD	396,950	411,131	09/20/17	14,182
	SGD	1,035,239	USD	746,000	752,905	09/20/17	6,905
	TRY	5,841,818	USD	1,614,108	1,622,418	09/20/17	8,310
	TWD	26,755,173	USD	878,430	880,265	07/20/17	1,835
	TWD	742,560	USD	24,354	24,426	07/31/17	71
	USD	234,066	ARS	3,862,092	231,568	07/06/17	2,498

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC (continued)	USD	292,000	ARS	4,733,320	$282,699	07/13/17	$9,301
	USD	5,798,571	BRL	19,079,869	5,752,691	07/05/17	45,879
	USD	146,000	CLP	96,611,120	145,525	07/03/17	475
	USD	291,722	CLP	193,044,518	290,604	07/24/17	1,118
	USD	441,000	CLP	292,581,450	440,009	08/30/17	991
	USD	869,358	CNH	5,924,742	868,584	09/20/17	775
	USD	292,435	COP	853,764,436	278,469	08/11/17	13,967
	USD	518,886	EUR	452,270	518,784	09/20/17	102
	USD	593,621	HKD	4,597,059	590,259	09/29/17	3,362
	USD	1,860,590	HKD	14,426,868	1,852,546	10/03/17	8,044
	USD	1,203,000	HKD	9,319,761	1,196,893	10/10/17	6,107
	USD	4,050,899	HKD	31,338,440	4,034,396	03/27/18	16,503
	USD	1,412,000	HKD	10,939,470	1,408,869	05/11/18	3,131
	USD	366,000	IDR	4,878,780,000	365,078	07/21/17	922
	USD	381,979	IDR	5,096,667,133	381,059	07/31/17	920
	USD	348,431	IDR	4,667,761,360	348,016	08/25/17	416
	USD	1,313,850	INR	84,743,331	1,309,045	07/14/17	4,805
	USD	146,000	INR	9,432,330	145,603	07/20/17	397
	USD	364,682	INR	23,635,066	364,679	07/24/17	4
	USD	1,023,301	JPY	113,280,935	1,008,083	07/20/17	15,218
	USD	18,543,938	JPY	2,040,298,742	18,204,838	09/20/17	339,099
	USD	142,000	KRW	159,196,200	139,100	07/03/17	2,900
	USD	843,238	KRW	951,973,950	831,522	07/12/17	11,716
	USD	6,925,263	KRW	7,813,659,971	6,825,065	07/13/17	100,200
	USD	365,000	KRW	408,847,450	357,130	07/17/17	7,870
	USD	366,000	KRW	413,308,062	361,032	07/19/17	4,968
	USD	366,000	KRW	416,142,000	363,510	07/20/17	2,490
	USD	148,000	KRW	167,684,000	146,483	07/26/17	1,517
	USD	505,000	KRW	577,215,000	504,250	07/31/17	750
	USD	2,438,995	KRW	2,742,650,298	2,396,793	08/24/17	42,202
	USD	3,780,657	MXN	69,029,456	3,755,052	09/20/17	25,605
	USD	3,845,177	RUB	221,274,971	3,735,788	07/20/17	109,390
	USD	350,006	TRY	1,254,143	348,306	09/20/17	1,699
	USD	966,560	TWD	29,119,452	958,236	07/11/17	8,324
	USD	366,000	TWD	11,098,401	365,153	07/19/17	847
	USD	1,061,462	TWD	31,934,074	1,050,428	08/30/17	11,033
	USD	3,236,127	TWD	97,197,087	3,197,553	09/11/17	38,574
	USD	1,321,085	TWD	39,836,801	1,310,795	09/29/17	10,291
	USD	330,816	TWD	10,012,140	329,591	10/20/17	1,225
	USD	1,166,727	ZAR	15,304,254	1,153,916	09/20/17	12,810

TOTAL							$2,497,270

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	ARS	3,862,092	USD	239,621	$231,568	07/06/17	$(8,054)
	ARS	8,174,886	USD	499,604	488,247	07/13/17	(11,358)
	BRL	10,236,891	USD	3,101,344	3,086,482	07/05/17	(14,862)
	BRL	12,154,414	USD	3,668,694	3,642,125	08/02/17	(26,569)
	CHF	2,918,058	EUR	2,690,298	3,059,082	09/20/17	(26,875)
	CLP	96,348,320	USD	146,000	145,070	07/17/17	(930)
	CLP	666,490,320	USD	1,003,454	1,002,324	08/30/17	(1,129)
	COP	2,701,357,952	USD	918,528	881,090	08/11/17	(37,438)
	COP	753,199,648	USD	255,473	244,705	09/14/17	(10,768)
	EUR	155,295	CAD	230,769	178,135	09/20/17	(47)
	EUR	624,115	CZK	16,449,061	712,944	07/03/17	(6,492)
	EUR	1,962,439	CZK	51,310,667	2,251,055	09/20/17	(4,577)
	EUR	246,578	HUF	76,271,569	282,842	09/20/17	(184)
	EUR	351,682	PLN	1,499,183	403,403	09/20/17	(1,020)
	EUR	4,576,481	SEK	44,221,833	5,249,539	09/20/17	(23,900)
	EUR	323,000	USD	370,510	370,503	09/20/17	(7)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC (continued)	HUF	148,280,033	EUR	480,356	$550,234	09/20/17	$(768)
	IDR	27,054,604,544	USD	2,024,157	2,017,119	08/25/17	(7,039)
	INR	129,645,966	USD	2,010,000	2,002,664	07/14/17	(7,336)
	INR	46,875,984	USD	725,190	723,276	07/24/17	(1,915)
	INR	71,643,648	USD	1,108,000	1,104,674	07/31/17	(3,326)
	JPY	216,665,275	EUR	1,729,758	1,933,225	09/20/17	(50,926)
	JPY	106,391,000	USD	961,062	946,770	07/20/17	(14,292)
	JPY	1,363,367,770	USD	12,266,109	12,164,831	09/20/17	(101,277)
	KRW	799,815,956	USD	706,564	698,617	07/12/17	(7,947)
	KRW	6,314,676,978	USD	5,592,217	5,515,735	07/13/17	(76,482)
	KRW	2,417,233,572	USD	2,122,496	2,111,515	07/20/17	(10,982)
	KRW	1,692,604,066	USD	1,489,000	1,478,599	07/26/17	(10,401)
	KRW	252,370,950	USD	221,000	220,469	07/31/17	(531)
	KRW	1,779,321,666	USD	1,568,790	1,555,691	09/27/17	(13,099)
	MXN	41,509,587	USD	2,273,665	2,258,028	09/20/17	(15,636)
	MYR	1,074,091	USD	250,091	249,703	07/05/17	(388)
	NOK	12,171,980	CAD	1,900,147	1,460,267	09/20/17	(6,880)
	NOK	85,605,561	EUR	9,019,587	10,270,062	09/20/17	(76,026)
	NZD	1,014,000	CAD	967,921	741,944	09/20/17	(5,410)
	PHP	35,213,515	USD	706,957	693,234	09/14/17	(13,723)
	PLN	45,692,328	EUR	10,838,393	12,326,069	09/20/17	(106,314)
	RUB	205,244,747	USD	3,542,331	3,465,150	07/20/17	(77,181)
	TRY	7,137,098	USD	1,992,000	1,982,148	09/20/17	(9,852)
	TWD	11,068,495	USD	366,000	364,232	07/11/17	(1,768)
	TWD	22,022,220	USD	732,000	724,593	07/17/17	(7,407)
	TWD	22,419,551	USD	739,000	737,619	07/20/17	(1,381)
	TWD	10,207,213	USD	337,540	335,753	08/17/17	(1,788)
	USD	902,893	AUD	1,207,000	927,332	07/27/17	(24,440)
	USD	8,666,298	AUD	11,470,192	8,806,926	09/20/17	(140,629)
	USD	459,494	CAD	625,505	482,487	07/14/17	(22,993)
	USD	12,498,590	CAD	16,526,692	12,760,645	09/20/17	(262,054)
	USD	1,473,000	CHF	1,407,010	1,475,007	09/20/17	(2,007)
	USD	513,000	CLP	341,023,364	513,473	07/17/17	(473)
	USD	2,912,329	CNH	19,964,300	2,926,824	09/20/17	(14,495)
	USD	5,466,872	EUR	4,832,103	5,534,919	08/24/17	(68,047)
	USD	9,652,425	EUR	8,545,159	9,801,887	09/20/17	(149,460)
	USD	1,961,321	GBP	1,537,212	2,004,784	08/10/17	(43,464)
	USD	16,247,941	GBP	12,698,300	16,580,542	09/20/17	(332,601)
	USD	1,277,541	INR	84,358,053	1,303,094	07/14/17	(25,553)
	USD	221,000	JPY	24,788,907	221,182	09/20/17	(182)
	USD	347,944	KRW	398,569,852	348,187	07/31/17	(243)
	USD	149,000	MXN	2,741,228	149,117	09/20/17	(117)
	USD	145,850	NOK	1,234,239	148,071	09/20/17	(2,221)
	USD	7,042,605	NZD	9,738,003	7,125,295	09/20/17	(82,692)
	USD	349,876	PLN	1,321,411	356,467	09/20/17	(6,591)
	USD	221,000	RUB	13,138,450	221,817	07/20/17	(817)
	USD	308,987	SEK	2,631,293	313,781	09/20/17	(4,794)
	USD	1,297,925	SGD	1,796,060	1,306,231	09/20/17	(8,306)
	USD	514,000	TRY	1,856,487	515,592	09/20/17	(1,592)
	USD	617,308	TWD	18,838,704	619,927	07/11/17	(2,619)
	USD	366,000	TWD	11,129,694	366,175	07/20/17	(175)
	USD	1,031,000	TWD	31,418,794	1,033,479	07/31/17	(2,479)
	USD	2,825,036	TWD	86,160,767	2,834,143	08/17/17	(9,107)
	USD	147,000	ZAR	1,951,778	147,161	09/20/17	(161)
	ZAR	14,047,392	USD	1,076,494	1,059,152	09/20/17	(17,343)

TOTAL							$(2,029,940)

FORWARD SALES CONTRACTS — At June 30, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA(Proceeds Receivable: $(4,528,750))	6.000%	TBA - 30yr	07/13/2017	$(4,000,000)	$(4,503,750)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	213	September 2017	$18,278,897	$(112,222)
Eurodollars	(143)	December 2018	(35,106,500)	(35,920)
Eurodollars	(64)	June 2019	(15,693,600)	30,952
Eurodollars	(64)	September 2019	(15,684,800)	31,040
Eurodollars	(81)	March 2020	(19,826,775)	20,475
Eurodollars	(69)	June 2020	(16,881,713)	(2,297)
Eurodollars	(51)	September 2020	(12,471,412)	(36,455)
Eurodollars	(51)	December 2020	(12,463,125)	(35,180)
Eurodollars	(51)	March 2021	(12,457,387)	(34,543)
90 Day Sterling	324	March 2018	52,443,265	(506)
Ultra Long U.S. Treasury Bonds	16	September 2017	2,654,000	33,185
Ultra 10 Year U.S. Treasury Notes	(5)	September 2017	(674,062)	1,058
2 Year U.S. Treasury Notes	397	September 2017	85,795,422	(98,983)
5 Year U.S. Treasury Notes	695	September 2017	81,895,977	(282,473)
10 Year U.S. Treasury Notes	(83)	September 2017	(10,419,094)	44,947
20 Year U.S. Treasury Bonds	(84)	September 2017	(12,909,750)	(112,052)

TOTAL				$(588,974)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

SEK	96,860		06/15/18	0.050%	3 month STIBOR	$23,195	$6,586
	87,960	(b)	09/15/18	0.330	3 month STIBOR	463	5,872
EUR	30,480	(b)	03/14/19	0.010	6 month EURO	(61,261)	97,862
CHF	36,190	(b)	03/29/19	0.554	6 month CHFOR	1,372	(16,054)
	$25,210	(b)	05/11/19	3 month LIBOR	1.826%	(2,861)	(20,783)
SEK	142,630	(b)	06/29/19	0.100	3 month STIBOR	88	(10,848)
CAD	168,310	(b)	09/20/19	1.250	6 month CDOR	(177,824)	(451,548)
	$21,960	(b)	09/20/19	3 month LIBOR	1.750	(58,330)	24,929
AUD	27,860	(b)	09/20/19	6 month AUDOR	1.800	23,829	66,074
	$20,070	(b)	12/20/19	2.250	3 month LIBOR	30,064	41,626
PLN	725		09/21/20	2.018	6 month WIBOR	2	1,546
EUR	38,110	(b)	02/11/21	0.250	6 month EURO	8,684	(40,768)
	$24,540	(b)	02/11/21	3 month LIBOR	2.250	44,498	(153,851)
GBP	6,990	(b)	03/11/21	6 month GBP	1.000	(2,491)	12,036
SEK	169,940	(b)	09/20/22	0.250	3 month STIBOR	(38,482)	(225,068)
EUR	31,630	(b)	09/20/22	0.250	6 month EURO	128,166	(271,121)
CAD	8,970	(b)	09/20/22	1.500	6 month CDOR	(28,638)	(72,475)
	$57,070	(b)	09/20/22	3 month LIBOR	2.000	(299,485)	281,724
AUD	2,190	(b)	09/20/22	6 month AUDOR	2.250	3,340	21,385
	$1,150	(b)	07/03/23	3 month LIBOR	2.142	(132)	476
EUR	14,640	(b)	01/12/27	1.330	6 month EURO	(109,762)	18,356
GBP	6,680	(b)	03/16/27	1.600	6 month GBP	11,134	(50,596)
EUR	12,320	(b)	06/15/27	1.750	6 month EURO	178,416	(33,266)
GBP	890		06/15/27	3.336	6 month GBP	17	(10,335)
EUR	19,730	(b)	09/20/27	1.000	6 month EURO	438,041	(318,961)
	$3,650	(b)	09/20/27	2.500	3 month LIBOR	117,135	(50,146)
	1,100	(b)	09/20/27	3 month LIBOR	2.500	(34,419)	14,230
GBP	13,750	(b)	09/20/27	6 month GBP	1.500	(602,075)	408,438
	$8,290	(b)	12/21/27	3 month LIBOR	2.750	(51,583)	17,043
AUD	7,780	(b)	12/21/27	6 month AUDOR	3.500	(67,939)	53,412

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

		$4,320	(b)	07/03/28	2.377%	3 month LIBOR	$70	$(10,011)
		2,930	(b)	12/20/28	3 month LIBOR	2.790%	(47,595)	(38,683)
	GBP	500	(b)	09/15/31	3.230	6 month GBP	(43,689)	9,771
		270		12/21/31	6 month GBP	1.500	(30,866)	32,594
		11,650	(b)	01/11/32	6 month GBP	1.940	106,484	(63,415)
		3,230	(b)	09/20/32	6 month GBP	1.500	(72,631)	118,253
		4,740	(b)	03/17/37	6 month GBP	1.750	15,486	86,008
	EUR	1,260	(b)	06/16/37	2.000	6 month EURO	(604)	(10,414)
		$1,670	(b)	06/16/37	3 month LIBOR	2.750	2,380	1,587
	JPY	57,960	(b)	06/16/37	6 month JYOR	0.750	14,104	82
		105,940	(b)	09/20/37	6 month JYOR	0.750	(20,655)	6,244
	EUR	840	(b)	06/17/47	1.750	6 month EURO	3,242	(3,929)
		$1,940	(b)	06/17/47	3 month LIBOR	2.500	3,820	10,374
		500	(b)	09/20/47	3 month LIBOR	2.500	(9,798)	14,220
	GBP	850	(b)	09/20/47	6 month GBP	1.500	(25,094)	57,977
		$1,760	(b)	07/03/48	3 month LIBOR	2.560	63	6,872

TOTAL							$(632,121)	$(436,695)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX Emerging Markets Index 27	16,530	1.000%	06/20/22	2.014%	$783,583	$(32,283)
Protection Sold:
CDX North America Investment Grade Index 27	28,865	1.000	12/20/21	0.518	502,124	100,778

TOTAL					$1,285,707	$68,495

(c)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$631,193,773

Gross unrealized gain	3,619,596
Gross unrealized loss	(2,677,526)

Net unrealized security gain	$942,070

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 37.2%
Automotive – 2.8%
BMW US Capital LLC(a)(b)
$2,000,000	1.530%		04/06/20	$ 2,010,878
Daimler Finance North America LLC(b)
2,375,000	1.650		03/02/18	2,375,834
650,000	1.890	(a)	07/05/19	655,522
1,000,000	1.780	(a)	01/06/20	1,004,327
1,500,000	1.701	(a)	05/05/20	1,502,820
Ford Motor Credit Co. LLC(a)
2,000,000	1.739		09/08/17	2,000,598
2,000,000	2.058		03/12/19	2,004,954
1,000,000	2.155		01/09/20	1,007,072
Toyota Motor Credit Corp.(a)
5,500,000	1.439		12/24/18	5,499,070

				18,061,075

Banks – 25.5%
ABN AMRO Bank NV(b)
3,400,000	2.500		10/30/18	3,426,551
5,000,000	1.798	(a)	01/18/19	5,018,595
American Express Credit Corp.(a)(c)
1,000,000	1.742		10/30/19	1,005,842
Australia & New Zealand Banking Group Ltd.(a)(b)
2,200,000	1.770		01/30/19	2,205,078
5,500,000	1.949		09/23/19	5,545,667
Bank of America Corp.
1,725,000	5.750		12/01/17	1,754,192
2,500,000	2.000		01/11/18	2,503,825
1,500,000	6.875		04/25/18	1,560,944
3,865,000	5.650		05/01/18	3,986,373
Bank of America NA(a)
500,000	1.980		12/07/18	504,009
Bank of Montreal(c)
1,245,000	1.450		04/09/18	1,243,756
BB&T Corp.(a)(c)
5,000,000	1.873		01/15/20	5,044,875
BNP Paribas SA
800,000	2.375		09/14/17	801,352
900,000	2.700		08/20/18	910,212
BNZ International Funding Ltd.(b)
1,000,000	1.900		02/26/18	1,000,963
2,000,000	1.872	(a)	02/21/20	2,009,686
BPCE SA
1,350,000	1.625		01/26/18	1,347,762
Branch Banking & Trust Co.(a)(c)
390,000	1.700		05/01/19	391,628
Caisse Centrale Desjardins(b)
2,817,000	1.550		09/12/17	2,817,163
Citibank NA(a)
3,000,000	1.728		06/12/20	3,007,641
Citigroup, Inc.(a)(c)
1,000,000	1.945		01/10/20	1,007,227
Commonwealth Bank of Australia(a)(b)
1,668,000	1.819		11/07/19	1,678,048
Commonwealth Bank of Australia NY
4,010,000	1.900		09/18/17	4,014,283
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2,250,000	1.700		03/19/18	2,252,927
1,000,000	1.690	(a)	08/09/19	1,005,540
Credit Agricole SA(b)
500,000	2.125		04/17/18	501,415

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
$950,000	1.958	%(a)	04/15/19	$ 956,570
Credit Suisse AG
1,000,000	1.700		04/27/18	999,932
Credit Suisse New York(a)
160,000	1.862		01/29/18	160,472
Danske Bank A/S(a)(b)
3,500,000	1.720		03/02/20	3,507,098
HSBC Bank PLC(a)(b)
1,290,000	1.822		05/15/18	1,295,182
HSBC USA, Inc.
1,200,000	1.500		11/13/17	1,199,383
2,000,000	1.625		01/16/18	2,000,672
2,610,000	2.176	(a)	09/24/18	2,627,881
ING Bank NV(a)(b)
2,500,000	1.792		08/15/19	2,509,900
1,000,000	1.838		10/01/19	1,005,135
Lloyds Bank PLC
950,000	1.770	(a)	03/16/18	951,589
1,500,000	2.000		08/17/18	1,502,571
Macquarie Bank Ltd.(a)(b)
1,100,000	2.338		01/15/19	1,111,421
Mizuho Bank Ltd.(b)
2,000,000	2.150		10/20/18	2,002,734
Morgan Stanley
2,000,000	5.950		12/28/17	2,040,810
3,500,000	1.982	(a)(c)	02/14/20	3,514,350
National Australia Bank Ltd.(a)(b)
3,500,000	1.745		01/10/20	3,517,119
4,000,000	1.682		05/22/20	4,007,036
National Bank of Canada(a)
4,000,000	1.758		01/17/20	4,012,592
Nordea Bank AB(b)
1,000,000	1.625		05/15/18	1,000,228
3,382,000	1.916	(a)	09/30/19	3,403,902
PNC Bank NA(c)
1,000,000	1.470	(a)	08/01/17	1,000,151
2,879,000	1.850		07/20/18	2,882,285
Royal Bank of Canada(a)
2,150,000	1.590		03/02/20	2,151,051
Santander UK PLC(a)
950,000	2.722		03/14/19	967,227
Skandinaviska Enskilda Banken AB(b)
2,690,000	1.750		03/19/18	2,690,968
2,350,000	1.806	(a)	09/13/19	2,358,669
Societe Generale SA
1,500,000	2.750		10/12/17	1,504,905
1,000,000	2.228	(a)	10/01/18	1,006,709
Standard Chartered PLC(b)
3,000,000	1.500		09/08/17	2,998,404
Sumitomo Mitsui Banking Corp.
750,000	1.800		07/18/17	750,135
2,200,000	1.698	(a)	01/11/19	2,206,261
Sumitomo Mitsui Trust Bank Ltd.(b)
1,000,000	1.800		03/28/18	1,000,422
2,000,000	2.068	(a)	10/18/19	2,016,996
Svenska Handelsbanken AB
1,800,000	1.625		03/21/18	1,800,644
5,100,000	1.713	(a)	09/06/19	5,122,149
Swedbank AB(b)
2,800,000	1.750		03/12/18	2,802,780
The Bank of New York Mellon Corp.(a)
581,000	1.730		08/01/18	584,185
The Bank of Nova Scotia

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
$399,000	1.375	%(c)	12/18/17	$ 398,818
1,500,000	1.450		04/25/18	1,498,461
The Bank of Tokyo-Mitsubishi UFJ Ltd.(b)
2,030,000	1.450		09/08/17	2,029,357
4,000,000	2.700		09/09/18	4,033,896
1,750,000	2.262	(a)	09/14/18	1,764,910
The Toronto-Dominion Bank(a)
1,000,000	1.578		01/18/19	1,003,008
UBS AG(a)(b)(c)
4,800,000	1.799		06/08/20	4,806,576
UBS AG/Stamford CT
1,000,000	1.800		03/26/18	1,001,607
1,444,000	5.750		04/25/18	1,490,039
1,210,000	2.052	(a)	06/01/20	1,219,370
US Bancorp(a)(c)
1,324,000	1.556		04/25/19	1,329,630
Wachovia Corp.
4,000,000	5.750		02/01/18	4,093,696
Wells Fargo Bank NA
700,000	1.650		01/22/18	700,475
1,000,000	1.873	(a)	12/06/19	1,011,698
Westpac Banking Corp.(a)
758,000	1.912		07/30/18	762,760
1,880,000	1.892		05/13/19	1,893,498
2,274,000	1.738		08/19/19	2,283,469
1,730,000	1.653		03/06/20	1,730,768

				166,768,108

Construction Machinery(a) – 0.9%
John Deere Capital Corp.
6,000,000	1.577		06/22/20	6,007,320

Consumer Cyclical Services – 0.3%
eBay, Inc.
2,000,000	1.350		07/15/17	1,999,772

Food & Beverage(a)(b) – 0.2%
Mondelez International Holdings Netherlands BV
1,151,000	1.782		10/28/19	1,155,641

Health Care – 0.4%
UnitedHealth Group, Inc.
2,640,000	1.900		07/16/18	2,649,710

Noncaptive - Financial(a)(c) – 0.8%
American Express Credit Corp.
1,800,000	1.502		05/03/19	1,805,117
500,000	1.648		03/03/20	501,117
Capital One NA
3,075,000	2.001		09/13/19	3,088,662

				5,394,896

Oil & Gas(a) – 0.2%
BP Capital Markets PLC
997,000	1.607		02/13/18	999,350

Oil Field Services(b) – 0.5%
Schlumberger Norge AS
2,935,000	1.250		08/01/17	2,934,557

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals(b) – 0.3%
Bayer US Finance LLC
$2,000,000	1.500%	10/06/17	$ 1,999,532

Pipelines(a) – 0.8%
Spectra Energy Partners LP
5,000,000	1.920	06/05/20	5,016,535

Property Insurance(b) – 1.9%
Jackson National Life Global Funding(a)
500,000	1.738	10/13/17	500,661
Metropolitan Life Global Funding I(a)
1,200,000	1.697	12/19/18	1,205,195
4,000,000	1.642	06/12/20	4,001,644
New York Life Global Funding
1,345,000	2.150	06/18/19	1,352,769
1,000,000	1.543 (a)	10/24/19	1,005,697
Pricoa Global Funding I
750,000	1.350	08/18/17	749,837
Protective Life Global Funding(a)
3,900,000	1.769	06/08/18	3,910,003

			12,725,806

Real Estate Investment Trust(c) – 0.3%
Realty Income Corp.
2,000,000	2.000	01/31/18	2,001,956

Technology – 1.1%
International Business Machines Corp.
2,550,000	7.625	10/15/18	2,740,005
QUALCOMM, Inc.(a)
690,000	1.442	05/18/18	690,596
4,000,000	1.648	05/20/20	4,018,048

			7,448,649

Wirelines Telecommunications(a) – 1.2%
Verizon Communications, Inc.
3,500,000	2.037	06/17/19	3,526,117
4,000,000	1.722	05/22/20	4,003,000

			7,529,117

TOTAL CORPORATE OBLIGATIONS (Cost $242,515,146)			$242,692,024

Asset-Backed Securities(a)(b) – 1.2%
Other – 1.2%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2
$4,000,000	1.944%	04/10/19	$ 4,000,934
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1
4,000,000	1.844	07/10/19	4,001,681

TOTAL ASSET-BACKED SECURITIES (Cost $8,000,156)			$ 8,002,615

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Shares		Distribution Rate	Value
Investment Company(a)(d) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,234		0.845%	$ 14,234
(Cost $14,234)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $250,529,536)			$250,708,873

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 62.5%
Certificates of Deposit – 20.9%
Abbey National Treasury Services PLC
$5,500,000	1.389%	12/15/17	$ 5,500,385
Banco Del Estado De Chile
3,000,000	1.380	09/26/17	3,000,923
Bank of Montreal
500,000	1.623	10/24/17	500,696
800,000	1.667	06/18/18	799,847
Bank Of Nova Scotia
2,500,000	1.380	11/09/18	2,499,331
Bank of Tokyo-Mitsubishi UFJ Ltd.
195,000	1.802	08/11/17	195,135
1,000,000	1.520	10/31/17	1,000,682
200,000	1.600	11/10/17	200,189
Barclays Bank PLC
1,725,000	2.019	09/08/17	1,727,499
6,210,000	1.949	11/06/17	6,223,983
600,000	1.973	12/06/17	601,326
1,000,000	1.702	02/20/18	999,999
1,000,000	1.792	02/21/18	1,001,138
Bayerische Landesbank(a)
1,000,000	1.680	02/16/18	1,002,619
1,000,000	1.759	03/23/18	1,000,340
Canadian Imperial Bank
1,500,000	1.486	09/13/18	1,499,644
Canadian Imperial Bank of Commerce
400,000	1.586	10/12/17	400,498
4,000,000	1.419	07/16/18	3,999,684
1,500,000	1.750	05/01/19	1,497,564
4,000,000	1.540	05/29/19	3,998,499
China Construction Banking Corp.
2,500,000	1.550	07/05/17	2,500,091
2,500,000	1.750	09/07/17	2,500,684
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
245,000	1.680	08/16/17	245,148
3,000,000	1.689	09/08/17	3,002,585
Credit Agricole SA
1,500,000	1.715	07/13/18	1,499,697
3,000,000	1.690	06/03/19	2,998,864
Credit Industriel et Commercial SA
250,000	1.780	08/16/17	250,184
3,050,000	1.440	01/02/18	3,050,414
Credit Suisse New York
450,000	1.959	08/16/17	450,436
500,000	1.912	11/03/17	501,059
1,000,000	1.329	11/20/17	1,000,380
1,000,000	1.912	11/21/17	1,002,182

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
$6,000,000	1.640%	05/03/18	$6,003,025
Dexia Credit Local SA
1,500,000	1.626	11/22/17	1,501,911
2,000,000	1.464	12/07/17	2,002,338
1,750,000	1.562	12/20/17	1,751,822
2,000,000	1.446	04/04/18	2,002,456
DG Bank NY
725,000	1.542	08/16/18	724,720
1,000,000	1.608	01/17/19	999,650
Industrial & Commercial Bank of China Ltd.
3,000,000	1.750	09/08/17	3,000,845
KBC Bank NV
5,000,000	1.200	08/22/17	5,001,107
Landesbank Baden-Wuerttemberg
1,500,000	0.010	02/02/18	1,501,798
1,500,000	0.010	03/23/18	1,502,164
Landesbank Hessen-Thuringen
1,500,000	1.330	09/11/17	1,500,250
Mitsubishi Trust & Banking Corp.
480,000	1.530	08/23/17	480,201
Mizuho Bank Ltd.
1,000,000	1.610	08/02/17	1,000,524
500,000	1.967	09/19/17	500,795
2,000,000	1.796	09/24/18	1,999,512
National Bank of Canada
750,000	1.398	10/11/18	749,812
1,750,000	1.750	05/08/19	1,747,498
National Bank of Kuwait SAKP
1,000,000	1.550	07/05/17	1,000,040
1,000,000	1.450	07/19/17	1,000,093
1,800,000	1.450	09/15/17	1,800,421
Natixis NY
1,500,000	1.979	09/25/17	1,502,265
700,000	1.660	11/01/17	700,995
2,000,000	1.589	05/15/18	2,002,375
Nordea Bank Finland PLC
200,000	1.641	08/18/17	200,115
Norinchukin Bank NY
500,000	1.370	08/03/17	500,078
500,000	1.550	09/22/17	500,331
800,000	1.871	10/12/17	801,599
2,000,000	1.720	03/22/18	2,003,600
Royal Bank of Canada
1,000,000	1.536	08/09/17	1,000,478
3,000,000	1.409	07/16/18	2,999,832
Societe Generale NY
500,000	1.698	10/13/17	500,764
1,000,000	1.450	10/20/17	1,000,512
Standard Chartered Bank
1,000,000	1.899	09/19/17	1,001,471
1,500,000	1.612	12/19/17	1,501,380
2,000,000	1.388	01/11/18	2,001,272
2,500,000	1.516	06/21/18	2,500,000
Sumitomo Mitsui Banking Corp.
325,000	1.801	08/18/17	325,236
1,000,000	1.722	08/03/18	999,785
1,750,000	2.050	05/03/19	1,750,000

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Sumitomo Trust & Banking Corp.
$1,300,000	1.516%	09/25/17	$ 1,300,571
1,130,000	1.993	09/27/17	1,131,829
Svenska Handelsbanken AB
5,000,000	1.506	01/03/19	4,998,518
1,000,000	1.581	02/12/19	999,681
Swedbank (Sparbank)
1,000,000	1.535	07/10/18	999,800
The Bank Of Nova Scotia
1,000,000	1.444	11/02/18	999,736
1,500,000	1.456	04/12/19	1,499,478
2,000,000	1.482	05/15/19	2,000,000
The Toronto-Dominion Bank
500,000	1.685	08/10/17	500,271
500,000	1.558	10/17/17	500,585
UBS AG Stamford
1,736,000	1.530	08/02/17	1,736,529
300,000	1.924	09/20/17	300,442
500,000	1.420	11/02/17	500,102
1,000,000	1.484	03/07/18	1,001,339

			136,683,656

Commercial Paper – 33.7%
ABN AMRO Funding USA LLC
1,000,000	0.000	12/15/17	992,776
3,500,000	0.000	02/22/18	3,462,373
2,000,000	1.000	03/08/18	1,977,020
Albion Capital Corp.
12,000,000	0.000	07/07/17	11,997,317
Alpine Securitization Ltd.
3,000,000	0.000	09/22/17	2,991,012
4,000,000	1.231	11/17/17	4,001,426
2,000,000	1.345	12/04/17	2,000,000
Anheuser-Busch InBev Worldwide, Inc.
3,000,000	0.000	03/01/18	2,971,716
Atlantic Asset Securitization Corp.
2,500,000	0.010	09/20/17	2,492,643
3,000,000	0.000	10/17/17	2,987,883
3,000,000	1.000	12/15/17	3,001,440
Autozone, Inc.
3,000,000	0.000	07/06/17	2,999,292
Banco Del Estado De Chile
5,000,000	0.010	02/12/18	4,951,190
Bank Of China Ltd.
3,000,000	0.000	07/10/17	2,998,938
Barton Capital Corp.
2,200,000	0.000	08/07/17	2,196,807
Bayerische Landesbank
10,000,000	0.000	07/03/17	9,998,979
5,000,000	0.000	07/17/17	4,996,994
Bedford Row Funding Corp.
2,000,000	1.144	02/20/18	1,999,661
1,500,000	1.342	03/16/18	1,500,732
1,400,000	1.306	04/13/18	1,400,277

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Bell Canada
$1,400,000	0.000%	07/18/17	$ 1,399,010
Cafco LLC
1,500,000	0.000	08/01/17	1,498,425
Caisse d’Amortissement de la Dette Sociale
3,500,000	0.000	10/02/17	3,488,421
Canadian Imperial Bank of Commerce
1,500,000	0.000	09/18/17	1,495,733
Charta LLC
1,500,000	0.000	08/03/17	1,498,211
Collateralized Commercial Paper Co. Ltd.
1,000,000	1.272	07/31/17	1,000,459
1,073,000	0.000	09/18/17	1,069,948
1,750,000	1.352	12/12/17	1,751,099
2,000,000	0.000	12/18/17	1,986,377
Commonwealth Bank of Australia
250,000	1.319	08/24/17	250,177
500,000	1.280	10/12/17	500,563
Corpoerative Centrale
2,020,000	0.000	11/01/17	2,011,129
CRC Funding LLC
1,300,000	0.000	08/08/17	1,298,245
2,200,000	0.000	08/28/17	2,195,461
Credit Agricole SA
500,000	1.715	07/13/18	499,899
Danske Corp.
500,000	0.000	10/20/17	497,651
1,000,000	0.000	11/17/17	993,984
Dominion Energy, Inc.
2,000,000	0.000	10/12/17	1,990,888
E.I. du Pont de Nemours & Co.
3,000,000	0.000	08/21/17	2,993,608
Eastman Chemical Co.
2,000,000	0.000	07/05/17	1,999,608
Electricite de France SA
3,700,000	0.010	09/19/17	3,687,338
1,100,000	0.000	01/05/18	1,089,952
First Abu Dhabi Bank PJSC
15,000,000	0.000	07/05/17	14,997,775
Ford Motor Credit Co. LLC
1,000,000	0.000	05/02/18	983,757
1,400,000	0.000	05/11/18	1,376,407
ING Funding LLC
1,000,000	0.000	11/01/17	995,415
1,000,000	1.325	01/26/18	1,000,847
Jupiter Securitization Co. LLC
750,000	1.187	11/03/17	750,659
Landesbank Hessen-Thuringen
5,000,000	0.010	02/13/18	4,953,654

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Liberty Funding LLC
$3,000,000	0.000%	08/02/17	$ 2,996,584
3,000,000	0.010	09/08/17	2,992,592
LMA SA LMA Americas
8,000,000	0.000	07/03/17	7,999,210
1,500,000	0.000	08/11/17	1,497,816
1,000,000	0.000	09/05/17	997,642
4,000,000	0.000	10/24/17	3,983,077
3,000,000	1.470	10/24/17	2,987,308
Macquarie Bank Ltd.
6,000,000	1.526	06/29/18	6,000,000
Marriott International, Inc.
2,500,000	0.000	07/17/17	2,498,285
Matchpoint Finance PLC
2,000,000	0.000	07/05/17	1,999,648
10,000,000	0.000	09/25/17	9,966,964
3,000,000	0.000	10/03/17	2,989,083
2,000,000	1.000	12/12/17	1,986,222
2,500,000	1.481	12/12/17	2,482,778
Mondelez International, Inc.
2,500,000	0.000	07/21/17	2,497,874
Monsanto Co.
1,000,000	0.000	07/31/17	998,716
Nieuw Amsterdam Receivables Corp.
1,300,000	0.000	07/14/17	1,299,384
1,300,000	0.000	08/10/17	1,298,124
Old Line Funding LLC
1,500,000	0.000	07/24/17	1,498,776
4,000,000	0.000	09/19/17	3,988,471
Private Export Funding Corp.
3,500,000	1.352	03/28/18	3,501,223
Schlumberger Holdings Corp.
2,000,000	0.000	08/14/17	1,996,400
2,650,000	0.000	08/21/17	2,644,469
Standard Chartered Bank
1,000,000	0.000	02/05/18	991,023
Svenska Handelsbanken AB
500,000	0.000	07/07/17	499,887
The Bank of Nova Scotia
500,000	1.443	11/07/17	500,671
The Toronto-Dominion Bank
4,000,000	0.000	09/28/17	3,987,600
Thunder Bay Funding LLC
2,000,000	1.234	03/07/18	1,999,867
United Overseas Bank Ltd.
1,500,000	0.000	07/11/17	1,499,471
Versailles Commercial Paper LLC
7,000,000	0.010	10/02/17	6,975,587

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Westpac Banking Corp.
$300,000	1.643%	08/07/17	$ 300,141

			220,028,069

Repurchase Agreement – 7.9%
Citigroup Global Markets, Inc.
12,000,000	1.880	09/28/17	12,000,000
Maturity Value: $12,056,400
Settlement Date: 6/30/2017
Collateralized by Citigroup Commercial Mortgage Trust 2015-SHP2, 5.576%, due 07/15/27. The aggregate market value of the collateral, including accrued interest, was $14,400,401.
BNP Paribas
25,000,000	1.400	07/03/17	25,000,000
Maturity Value: $25,002,917
Settlement Date: 6/30/2017

Collateralized by various corporate obligations, 3.750% to10.5%, due 05/01/18 to 12/25/42; various foreign debt obligations, 4.125% to 7.125% due 01/15/19 to 01/20/37, and FNMA, 6.500% due 12/25.42. The aggregate market value of the collateral, including accrued interest, was $27,498,950.

Nomura
12,000,000	2.466	10/19/17	12,000,000
Maturity Value: $12,091,242
Settlement Date: 6/30/2017
Collateralized by various mortgage obligations, 0.00% 10.523%, due 09/27/21 to 09/25/65. The aggregate market value of the collateral, including accrued interest, was $14,400,004.
Mizuho Securities USA
3,000,000	2.129	11/08/17	3,000,000
Maturity Value: $3,006,551
Settlement Date: 8/4/2017
Collateralized by various corporate obligations, 1.981% to 12.000%, due 01/05/18 to 07/15/46. The aggregate market value of the collateral, including accrued interest, was $3,221,708.

			52,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $408,653,331)			$408,711,725

TOTAL INVESTMENTS – 100.9% (Cost $659,182,867)			$659,420,598

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%			(6,180,927)

NET ASSETS – 100.0%			$653,239,671

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $109,390,001, which represents approximately 16.8% of net assets as of June 30, 2017.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Represents an Affiliated Fund.

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$659,182,867

Gross unrealized gain	332,264
Gross unrealized loss	(94,533)

Net unrealized security gain	$237,731

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

Investments and Fair Value Measurements — U.S. accounting principles generally accepted in the United States of America (“GAAP”) define the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds – Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

iv. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for certain derivative contracts. Non-cash collateral pledged by the Funds Portfolio, if any, is noted on the Schedule of Investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2017:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$259,637,155	$—
Asset-Backed Securities	—	116,861,147	—
Government Guarantee Obligation	—	21,279,574	—
U.S. Treasury Obligations	31,170,365	—	—
Investment Company	28,243,329	—	—
Short-term Investments	—	75,990,759	—
Total	$59,413,694	$473,768,635	$—

Derivative Type
Assets(a)
Futures Contracts	$801,754	$—	$—
Liabilities(a)
Futures Contracts	$(62,820)	$—	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$174,753,001	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	147,958,031	27,919,165	—
Asset-Backed Securities	—	41,014,470	—
Municipal Debt Obligation	—	2,458,080	—
Government Guarantee Obligations	—	7,784,301	—
Investment Company	6,528,914	—	—
Total	$154,486,945	$253,929,017	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(20,711,718)	$—

Derivative Type
Assets(a)
Futures Contracts	$21,975	$—	$—
Interest Rate Swap Contracts	—	1,981,244	—
Total	$21,975	$1,981,244	$—
Liabilities(a)
Futures Contracts	$(332,288)	$—	$—
Interest Rate Swap Contracts	—	(93,649)	—
Total	$(332,288)	$(93,649)	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$798,960	$—
Mortgage-Backed Obligations	—	285,388,982	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	26,626,718	45,783,264	—
Asset-Backed Securities	—	271,404,189	—
Government Guarantee Obligation	—	4,077,360	—
Short-term Investments	—	38,700,000	—
Total	$26,626,718	$646,152,755	$—

Derivative Type
Assets(a)
Futures Contracts	$191,106	$—	$—
Interest Rate Swap Contracts	—	95,091	—
Total	$191,106	$95,091	$—
Liabilities(a)
Futures Contracts	$(267,306)	$—	$—
Interest Rate Swap Contracts	—	(62,829)	—
Total	$(267,306)	$(62,829)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$335,100,952	$—	$—
Investment Company	13,082,961	—	—
Total	$348,183,913	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$187,818	$—	$—
Interest Rate Swap Contracts	—	1,777,209	—
Total	$187,818	$1,777,209	$—
Liabilities(a)
Futures Contracts	$(663,001)	$—	$—
Interest Rate Swap Contracts	—	(1,965,021)	—
Total	$(663,001)	$(1,965,021)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$527,227,639	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	492,425,571	39,755,541	—
Government Guarantee Obligation	—	19,673,262	—
Investment Company	18,470,661	—	—
Total	$510,896,232	$586,656,442	$—

Derivative Type
Assets(a)
Futures Contracts	$2,159,715	$—	$—
Interest Rate Swap Contracts	—	6,342,440	—
Total	$2,159,715	$6,342,440	$—
Liabilities(a)
Futures Contracts	$(2,297,260)	$—	$—
Interest Rate Swap Contracts	—	(92,791)	—
Total	$(2,297,260)	$(92,791)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$284,851,832	$—
Mortgage-Backed Obligations	—	53,865,898	715,865
U.S. Treasury Obligations and/or Other U.S. Government Agencies	80,533,720	2,694,102	—
Asset-Backed Securities	—	167,996,398	—
Foreign Debt Obligations	—	8,151,504	—
Structured Notes	—	2,903,138	—
Municipal Debt Obligations	—	14,239,081	—
Investment Company	7,668	—	—
Short-term Investments	—	16,168,545	—
Total	$80,541,388	$550,870,498	$715,865
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(4,503,750)	$—

Derivative Type
Assets
Options Purchased	$—	$8,092	$—
Forward Foreign Currency Exchange Contracts(a)	—	2,497,270	—
Futures Contracts(a)	161,657	—	—
Interest Rate Swap Contracts(a)	—	1,415,577	—
Credit Default Swap Contracts(a)	—	100,778	—
Total	$161,657	$4,021,717	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,029,940)	$—
Futures Contracts	(750,631)	—	—
Interest Rate Swap Contracts	—	(1,852,272)	—
Credit Default Swap Contracts	—	(32,283)	—
Total	$(750,631)	$(3,914,495)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$242,692,024	$—
Asset-Backed Securities	—	8,002,615	—
Investment Company	14,234	—	—
Short-term Investments	—	408,711,725	—
Total	$14,234	$659,406,364	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2017, the High Quality Floating Rate Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2017, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
High Quality Floating Rate	$38,700,000	$38,701,183	$39,474,003

REPURCHASE AGREEMENTS — At June 30, 2017 the Principal Amount of the Fund’s interest in the Joint Repurchase

Agreement Account II was as follows:

Counterparty	Interest Rate	High Quality Floating Rate
Citigroup Global Markets, Inc.	1.100%	$5,828,712
Merrill Lynch & Co., Inc.	1.100	32,871,288
TOTAL		$38,700,000

At June 30,2017, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Various Mortgage Backed-Securities	0.000% to 10.523%	09/27/21 to 09/25/65
Various Corporate Obligations	3.75 to 10.500	05/01/18 to 09/25/45
Various Foreign Debt Obligations	4.125 to 7.125	01/15/19 to 04/20/47

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 57.2%
Argentina – 2.9%
Argentina POM Politica Monetaria (NR/NR)(a)
ARS	1,160,000	26.250%		06/21/20	$ 72,404
Provincia de Buenos Aires (NR/B3)(a)(b)
	580,000	24.080		05/31/22	35,568
Republic of Argentina (NR/NR)(a)
	360,000	21.472		04/03/22	20,917
Republic of Argentina (NR/B3)
	380,000	15.500		10/17/26	25,294
Republic of Argentina (B/NR)
	1,675,000	22.507	(a)	10/09/17	100,062
	670,000	22.281	(a)	03/01/18	39,866
	620,000	21.980	(a)	03/11/19	36,739
EUR	27,522	7.820		12/31/33	32,927
Republic of Argentina (B/B3)
	$170,000	7.500		04/22/26	183,175
	50,000	6.875		01/26/27	51,800
	40,000	2.500	(c)	12/31/38	26,160

					624,912

Brazil – 6.1%
Brazil Notas do Tesouro Nacional (BB/Ba2)
BRL	1,273,000	10.000		01/01/19	390,259
	99,000	10.000		01/01/23	29,557
	836,000	10.000		01/01/25	246,676
	1,626,000	10.000		01/01/27	476,559
	524,526	6.000		08/15/50	164,727

					1,307,778

Bulgaria – 0.5%
Republic of Bulgaria (BB+/Baa2)
EUR	100,000	3.125		03/26/35	117,356

Chile – 1.5%
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	35,000,000	4.500		03/01/26	54,128
	25,000,000	5.000		03/01/35	39,510
Bonos de la Tesoreria de la Republica en Pesos (NR/Aa3)
	65,000,000	4.500		03/01/21	100,752
Republic of Chile (AA-/Aa3)
	83,500,000	5.500		08/05/20	133,645

					328,035

Colombia – 3.9%
Republic of Colombia (NR/NR)
COP	149,600,000	7.000		06/30/32	49,000
Republic of Colombia (NR/Baa2)(d)
	192,000,000	4.375		03/21/23	58,726
Republic of Colombia (BBB/Baa2)
	212,000,000	7.750		04/14/21	74,144
Republic of Colombia (BBB+/Baa2)
	957,070,857	3.500		03/10/21	322,074
	241,200,000	10.000		07/24/24	96,180
	641,600,000	7.500		08/26/26	224,364

					824,488

Czech Republic – 3.5%
Czech Republic Government Bond (NR/NR)
CZK	16,940,000	0.000		11/09/17	742,854

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Dominican Republic – 0.9%
Dominican Republic (NR/NR)
DOP	2,500,000	11.375%		07/06/29	$ 53,168
Dominican Republic (BB-/B1)
	$100,000	6.850		01/27/45	106,625
Dominican Republic Central Bank Notes (NR/NR)(b)
DOP	1,910,000	11.000		09/15/23	40,626

					200,419

Ecuador – 0.9%
Ecuador Government International Bond (B-/NR)
	$200,000	7.950		06/20/24	186,250

El Salvador – 0.6%
El Salvador Government International Bond (CCC/Caa1)
	20,000	7.750	(e)	01/24/23	20,225
	71,000	5.875		01/30/25	63,811
	30,000	6.375		01/18/27	27,038
	10,000	8.250		04/10/32	9,925

					120,999

Guatemala – 1.0%
Republic of Guatemala (BB/Ba1)
	200,000	5.750		06/06/22	218,000

Hungary – 3.5%
Hungary Government Bond (NR/NR)
HUF	25,790,000	2.750		12/22/26	92,866
Hungary Government Bond (BBB-/NR)
	99,740,000	3.000		06/26/24	382,309
	16,900,000	5.500		06/24/25	74,725
	11,900,000	3.000		10/27/27	43,562
Hungary Government Bond (BBB-/Baa3)
	$140,000	5.375		02/21/23	155,750

					749,212

Indonesia – 2.4%
Indonesia Government Bond (NR/Baa3)
IDR	525,000,000	8.250		06/15/32	42,123
Perusahaan Penerbit SBSN (BBB-/Baa3)
	$210,000	4.325		05/28/25	216,825
Republic of Indonesia (BBB-/Baa3)
	200,000	6.750		01/15/44	257,750

					516,698

Malaysia – 0.6%
Malaysia Government Bond (NR/NR)
MYR	350,000	4.245		09/30/30	79,076
Malaysia Government Bond (NR/A3)
	170,000	4.012		09/15/17	39,665
	80,000	4.254		05/31/35	17,925

					136,666

Mexico – 0.5%
United Mexican States (NR/A3)
MXN	384,900	8.000		11/07/47	23,271

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Mexico – (continued)
United Mexican States (A/A3)
MXN	1,242,400	8.000%		12/07/23	$ 73,238

					96,509

Nigeria – 0.4%
Republic of Nigeria (B/NR)
	$90,000	5.625		06/27/22	88,988

Panama – 0.2%
Panama Notas del Tesoro (BBB/NR)
	30,000	4.875		02/05/21	32,494

Paraguay(b) – 1.0%
Republic of Paraguay (BB/Ba1)
	200,000	5.000		04/15/26	211,250

Peru – 2.0%
Republic of Peru (NR/NR)
PEN	143,000	5.200		09/12/23	45,134
	91,000	6.714		02/12/55	28,917
Republic of Peru (NR/A3)
	403,000	6.850		02/12/42	132,626
Republic of Peru (A-/A3)
	171,000	5.700		08/12/24	54,782
	231,000	6.950		08/12/31	78,476
	272,000	6.900		08/12/37	91,393

					431,328

Poland – 3.0%
Poland Government Bond (A-/A2)
PLN	510,000	5.750		10/25/21	155,988
	1,890,000	2.500		07/25/27	474,845

					630,833

Romania – 0.2%
Republic of Romania (BBB-/Baa3)
EUR	20,000	3.875	(b)	10/29/35	23,928
	$10,000	6.125		01/22/44	12,720

					36,648

Russia – 4.7%
Russian Federation Bond (NR/NR)
RUB	3,540,000	7.400		12/07/22	58,973
	3,200,000	7.750		09/16/26	54,291
	29,260,000	8.500		09/17/31	526,268
	6,770,000	7.700		03/23/33	112,757
Russian Federation Bond (BB+/Ba1)
	$200,000	4.875		09/16/23	214,750
Russian Federation Bond (BBB-/Ba1)
RUB	2,220,000	7.050		01/19/28	35,798

					1,002,837

South Africa – 6.1%
Republic of South Africa (BB+/Baa3)
	$220,000	4.300		10/12/28	205,700
Republic of South Africa (BBB-/Baa3)
ZAR	6,260,000	8.250		03/31/32	431,464
	2,998,000	8.875		02/28/35	212,784

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa (BB+/Baa3) – (continued)
ZAR	5,630,000	8.500%	01/31/37	$ 381,632
	890,000	9.000	01/31/40	62,618
	120,000	8.750	01/31/44	8,180
	60,000	8.750	02/28/48	4,091

				1,306,469

Sri Lanka(b) – 1.0%
Republic of Sri Lanka (B+/B1)
	$200,000	6.825	07/18/26	210,500

Thailand – 5.1%
Thailand Government Bond (NR/NR)
THB	12,310,000	2.550	06/26/20	372,218
Thailand Government Bond (NR/Baa1)
	9,654,623	1.250	03/12/28	266,399
Thailand Government Bond (A-/Baa1)
	4,520,000	3.875	06/13/19	138,953
	6,722,856	1.200	07/14/21	194,832
	2,630,000	3.625	06/16/23	83,552
	1,110,000	3.650	06/20/31	35,023

				1,090,977

Turkey – 4.1%
Republic of Turkey (NR/NR)
TRY	1,210,000	10.600	02/11/26	349,579
Republic of Turkey (NR/Ba1)
EUR	100,000	3.250	06/14/25	112,673
	$40,000	7.375	02/05/25	46,350
	110,000	6.875	03/17/36	123,750
Turkey Government Bond (NR/NR)
TRY	300,000	11.000	03/02/22	86,863
	260,000	8.000	03/12/25	65,084
	280,000	11.000	02/24/27	82,963

				867,262

Ukraine – 0.5%
Ukraine Government Bond (B-/Caa3)
	$100,000	7.750	09/01/25	97,550

Venezuela – 0.1%
Republic of Venezuela (CCC/Caa3)
	30,000	7.650	04/21/25	12,750

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,647,726)				$12,190,062

Corporate Obligations – 33.1%
Argentina – 2.5%
Arcor SAIC (NR/B1)(b)(d)
	$80,000	6.000%	07/06/23	$ 84,800
Banco Macro SA (NR/B3)(b)
ARS	1,000,000	17.500	05/08/22	59,638
Cablevision SA (NR/B3)(d)
	$70,000	6.500 (b)	06/15/21	74,200
	80,000	6.500	06/15/21	84,800
City of Buenos Aires Argentina (NR/B3)(a)
ARS	2,070,000	22.716	03/29/24	123,292

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Argentina – (continued)
IRSA Propiedades Comerciales SA (B/NR)(b)(d)
	$10,000	8.750%	03/23/23	$ 11,250
YPF SA (NR/B3)
	85,000	8.875	12/19/18	91,069

				529,049

Australia – 0.1%
Toyota Finance Australia Ltd. (NR/NR)
MXN	330,000	3.760	07/20/17	18,146

Brazil – 3.1%
Banco do Brasil SA (B-/NR)(a)(d)
	$200,000	6.250	10/29/49	170,520
Petrobras Global Finance BV (BB-/B1)
	310,000	8.375	05/23/21	347,090
	20,000	6.125	01/17/22	20,671
	120,000	7.375	01/17/27	126,930

				665,211

Canada – 0.6%
First Quantum Minerals Ltd. (B-/B3)(b)(d)
	50,000	7.000	02/15/21	51,250
Harvest Operations Corp. (CCC+/Caa2)
	70,000	6.875	10/01/17	69,913

				121,163

Chile – 0.9%
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
	200,000	3.625	04/03/23	199,640

China(f) – 0.2%
Kaisa Group Holdings Ltd. (NR/NR)
	20,583	7.560	06/30/21	20,487
	30,583	7.560	12/31/21	30,392

				50,879

Dominican Republic(b)(d) – 1.0%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
	200,000	6.750	03/30/29	216,750

Guatemala(b)(d) – 0.8%
Central American Bottling Corp. (BB/Ba2)
	150,000	5.750	01/31/27	158,888

India(b)(d) – 0.9%
Greenko Investment Co. (B+/NR)
	200,000	4.875	08/16/23	195,000

Ireland(b) – 1.0%
Phosagro OAO via Phosagro Bond Funding DAC (BBB-/Ba1)
	200,000	3.950	11/03/21	201,500

Israel(b) – 0.5%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)
	100,000	3.839	12/30/18	101,625

Italy(d) – 0.8%
Wind Acquisition Finance SA (B/B3)
EUR	140,000	7.000	04/23/21	166,388

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Ivory Coast(b) – 0.5%
Agromercantil Senior Trust (BB/NR)
	$100,000	6.250%		04/10/19	$ 103,374

Jamaica(b)(d) – 1.1%
Digicel Ltd. (NR/B1)
	240,000	6.000		04/15/21	231,000

Japan(b)(d)(f) – 1.2%
Universal Entertainment Corp. (NR/NR)
	252,909	8.500		08/24/20	259,851

Kazakhstan – 0.9%
KazMunayGas National Co. JSC (BB/Baa3)
	190,000	9.125		07/02/18	201,020

Luxembourg(b)(d) – 1.2%
Altice Financing SA (BB-/B1)
EUR	100,000	5.250		02/15/23	120,951
Wind Acquisition Finance SA (BB/Ba3)
	110,000	4.000		07/15/20	127,050

					248,001

Mexico – 3.4%
CEMEX Finance LLC (BB-/NR)(d)
	120,000	4.625		06/15/24	148,194
Gruma SAB de CV (BBB/NR)(d)
	$200,000	4.875		12/01/24	215,000
Petroleos Mexicanos (BBB+/Baa3)
	10,000	3.500		07/23/20	10,105
	80,000	6.375		02/04/21	86,624
	10,000	5.375	(b)	03/13/22	10,535
EUR	200,000	5.125		03/15/23	256,698

					727,156

Mongolia – 0.6%
Energy Resources LLC (NR/NR)
	$124,111	0.000	(a)	09/30/22	110,521
	45,135	0.000	(f)	10/01/99	18,076

					128,597

Netherlands – 1.0%
Digi Communications NV (BB-/B1)(b)(d)
EUR	100,000	5.000		10/15/23	119,918
Myriad International Holding BV (BBB-/Baa3)
	$100,000	6.375		07/28/17	100,000

					219,918

Paraguay – 1.7%
Banco Regional SAECA (BB/Ba1)(b)
	150,000	8.125		01/24/19	158,970
Telefonica Celular del Paraguay SA (NR/Ba3)(d)
	200,000	6.750		12/13/22	208,750

					367,720

Peru – 3.3%
Abengoa Transmision Sur SA (BBB/NR)(b)
	199,240	6.875		04/30/43	217,172

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Peru – (continued)
Corp. Lindley SA (BBB/NR)
	$290,000	6.750%		11/23/21	$ 324,622
	150,000	4.625		04/12/23	155,603

					697,397

Qatar – 1.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III (A/A1)
	250,000	6.332		09/30/27	285,625

Russia – 1.0%
Gazprom OAO Via Gaz Capital SA (BB+/Ba1)(e)
	100,000	9.250		04/23/19	111,000
Severstal OAO Via Steel Capital SA (BBB-/Ba1)
	100,000	6.700		10/25/17	101,400

					212,400

Turkey – 1.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS (BBB-/Baa3)
	200,000	3.375		11/01/22	192,750
Global Liman Isletmeleri (NR/B1)(d)
	200,000	8.125		11/14/21	209,250

					402,000

Ukraine(f) – 0.2%
Metinvest BV (NR/NR)
	50,000	9.373		12/31/21	45,250

Venezuela – 1.4%
Petroleos de Venezuela SA (NR/NR)
	390,000	6.000		10/28/22	129,672
Petroleos de Venezuela SA (CCC-/NR)
	160,000	6.000		05/16/24	60,240
	240,000	6.000		11/15/26	87,720
	30,000	5.375		04/12/27	10,800

					288,432

TOTAL CORPORATE OBLIGATIONS (Cost $6,777,792)					$ 7,041,980

Structured Notes – 6.2%
Egypt – 2.5%
Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)
EGP	5,020,000	0.000	%(b)(g)	08/10/17	$ 271,631
	5,000,000	0.000		02/08/18	245,701

					517,332

Indonesia(b) – 3.7%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
IDR	2,498,000,000	9.000		03/19/29	212,935
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
	1,770,000,000	8.375		03/19/24	143,213
	1,026,000,000	9.000		03/19/29	87,459
	1,110,000,000	9.000		03/19/29	94,619

Principal Amount		Interest Rate	Maturity Date	Value
Structured Notes – (continued)
Indonesia(b) – (continued)
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR) – (continued)
IDR	3,000,000,000	8.750%	05/19/31	$ 252,819

				791,045

TOTAL STRUCTURED NOTES (Cost $1,208,728)				$ 1,308,377

Municipal Debt Obligations(d) – 0.9%
Puerto Rico – 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CC/Caa3)
	$5,000	6.000%	07/01/44	$ 4,025
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CC/Caa3)
	5,000	5.125	07/01/37	3,888
	5,000	5.250	07/01/42	3,888
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (CC/Caa3)
	5,000	5.000	07/01/33	3,888
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (D/Caa3)(h)
	20,000	5.500	07/01/32	11,775
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (D/Caa3)(h)
	70,000	5.625	07/01/32	41,387
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (D/Caa3)(h)
	15,000	5.500	07/01/26	8,906
	20,000	5.500	07/01/39	11,900
	25,000	5.000	07/01/41	14,219
Puerto Rico Commonwealth GO Bonds Series 2008 A (D/Caa3)(h)
	15,000	5.375	07/01/33	8,850
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (D/Ca)(h)
	15,000	5.500	08/01/37	3,863
	55,000	5.375	08/01/39	14,162
	35,000	5.500	08/01/42	9,012
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (D/Ca)(h)
	5,000	5.000	08/01/35	1,288
	10,000	6.000	08/01/39	2,575
	20,000	5.250	08/01/41	5,150
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (D/Ca)(h)
	75,000	5.000	08/01/43	19,312
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (D/Ca)(h)
	45,000	5.500	08/01/28	11,587
	35,000	6.125	08/01/29	9,013

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $324,152)				$ 188,688

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Shares	Description	Value
Common Stock(h) – 0.0%
206,456	Mongolian Mining Corp. (Cost $5,994)	$ 4,583

Shares	Distribution Rate	Value
Investment Company(a)(i) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
177,270	0.845%	$ 177,270
(Cost $177,270)

TOTAL INVESTMENTS – 98.2% (Cost $20,141,662)		$20,910,960

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		386,862

NET ASSETS – 100.0%		$21,297,822

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,088,270, which represents approximately 19.2% of net assets as of June 30, 2017.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2017.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2017.

(f)	Pay-in-kind securities.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Security is currently in default and/or non-income producing.

(i)	Represents an Affiliated Fund.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu

RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
EURO	— Euro Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	BRL	1,638,946	USD	493,000	$494,153	07/05/17	$1,153
	CLP	24,237,036	USD	36,096	36,450	08/30/17	354
	CNH	2,979,751	USD	434,373	436,841	09/20/17	2,467
	CNY	371,048	USD	53,861	54,403	09/28/17	542
	COP	69,528,000	USD	22,567	22,589	09/14/17	22
	CZK	4,671,002	EUR	175,612	204,296	07/03/17	3,690
	CZK	3,622,528	EUR	135,714	158,520	07/10/17	3,431
	CZK	15,905,739	EUR	600,738	699,222	09/20/17	10,133
	CZK	2,177,810	EUR	81,482	95,744	09/21/17	2,273
	CZK	2,960,705	EUR	110,000	130,276	10/03/17	4,007
	CZK	2,937,066	EUR	110,000	129,648	11/09/17	3,110
	CZK	9,123,512	EUR	341,054	403,146	11/21/17	10,548
	CZK	2,403,037	EUR	89,783	106,194	11/22/17	2,836
	CZK	15,890,628	EUR	595,797	704,602	01/03/18	17,144
	CZK	7,544,368	USD	326,277	331,653	09/20/17	5,376
	EGP	584,151	USD	30,584	31,051	11/29/17	467
	EGP	525,087	USD	25,614	27,526	01/24/18	1,912
	EUR	205,462	PLN	871,167	235,679	09/20/17	670
	HUF	60,228,934	USD	220,906	223,496	09/20/17	2,590
	INR	41,520,632	USD	633,030	641,378	07/14/17	8,346
	INR	1,555,010	USD	24,000	24,004	07/20/17	4
	INR	7,644,890	USD	117,913	117,957	07/24/17	44
	KRW	259,411,423	USD	224,984	226,591	07/13/17	1,607
	KRW	47,382,629	USD	41,359	41,393	07/31/17	34
	MXN	30,971,073	USD	1,678,838	1,684,757	09/20/17	5,919
	MYR	3,617,513	USD	836,033	838,918	08/17/17	2,886
	PEN	310,210	USD	94,046	94,977	08/29/17	931
	PHP	6,141,089	USD	121,000	121,317	07/31/17	317
	PLN	536,033	EUR	125,756	144,601	09/20/17	350
	RON	1,350,553	USD	330,007	339,107	09/20/17	9,100
	RUB	13,446,390	USD	224,389	227,017	07/20/17	2,627
	SGD	166,526	USD	120,000	121,111	09/20/17	1,111
	TRY	2,261,392	USD	624,950	628,044	09/20/17	3,094
	TWD	1,295,056	USD	41,966	42,617	07/11/17	651
	TWD	4,353,690	USD	142,920	143,240	07/20/17	320
	USD	261,354	ARS	4,242,975	254,405	07/06/17	6,949
	USD	347,310	ARS	5,709,591	341,007	07/13/17	6,303
	USD	21,185	ARS	348,070	20,628	07/27/17	557
	USD	855,084	BRL	2,812,759	848,064	07/05/17	7,018
	USD	24,000	CLP	15,881,280	23,922	07/03/17	78
	USD	36,000	CLP	23,896,044	35,980	07/17/17	20
	USD	47,626	CLP	31,499,197	47,418	07/24/17	207
	USD	164,348	CLP	109,028,178	163,967	08/30/17	381
	USD	142,773	CNH	973,009	142,646	09/20/17	127
	USD	58,763	COP	171,922,208	56,075	08/11/17	2,688
	USD	55,447	COP	164,632,718	53,487	09/14/17	1,960
	USD	105,929	HKD	820,250	105,320	09/29/17	609
	USD	268,733	HKD	2,082,034	267,353	10/03/17	1,380
	USD	211,000	HKD	1,634,638	209,929	10/10/17	1,071
	USD	719,239	HKD	5,564,064	716,297	03/27/18	2,943
	USD	239,000	HKD	1,851,333	238,429	05/11/18	571
	USD	728,701	IDR	9,713,585,000	728,116	07/05/17	585
	USD	61,000	IDR	813,130,000	60,846	07/21/17	154
	USD	63,663	IDR	849,444,544	63,510	07/31/17	153

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC – (continued)	USD	59,223	IDR	793,387,200	$59,153	08/25/17	$71
	USD	211,842	INR	13,672,254	211,198	07/14/17	644
	USD	24,000	INR	1,550,712	23,938	07/20/17	62
	USD	60,780	INR	3,937,445	60,753	07/24/17	27
	USD	24,000	KRW	26,820,000	23,434	07/03/17	566
	USD	143,391	KRW	161,881,800	141,399	07/12/17	1,992
	USD	1,390,000	KRW	1,567,837,961	1,369,473	07/13/17	20,528
	USD	60,000	KRW	67,207,800	58,706	07/17/17	1,294
	USD	93,408	KRW	105,705,296	92,335	07/19/17	1,073
	USD	61,000	KRW	69,374,995	60,601	07/20/17	399
	USD	24,000	KRW	27,187,200	23,750	07/26/17	250
	USD	24,000	KRW	27,415,992	23,950	07/31/17	50
	USD	23,628	KRW	26,820,000	23,449	09/27/17	178
	USD	721,123	MXN	13,165,814	716,191	09/20/17	4,933
	USD	32,568	MYR	139,619	32,485	07/03/17	83
	USD	52,591	PLN	194,936	52,587	09/20/17	4
	USD	633,046	RUB	36,424,411	614,953	07/20/17	18,093
	USD	58,334	TRY	209,400	58,156	09/20/17	179
	USD	289,708	TWD	8,730,645	287,300	07/11/17	2,409
	USD	60,000	TWD	1,819,410	59,861	07/19/17	139
	USD	179,926	TWD	5,413,067	178,056	08/30/17	1,870
	USD	214,261	TWD	6,460,939	212,592	09/29/17	1,669
	USD	318,088	ZAR	4,150,196	312,918	09/20/17	5,178

TOTAL							$205,511

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	ARS	4,242,975	USD	257,932	$254,406	07/06/17	$(3,526)
	ARS	519,837	USD	32,288	30,841	07/25/17	(1,447)
	BRL	1,173,840	USD	356,095	353,920	07/05/17	(2,175)
	BRL	698,711	USD	210,833	209,372	08/02/17	(1,461)
	BRL	281,711	USD	84,126	83,872	09/05/17	(253)
	CLP	15,881,280	USD	24,053	23,922	07/03/17	(132)
	CLP	15,838,080	USD	24,000	23,847	07/17/17	(153)
	CLP	84,916,582	USD	127,839	127,704	08/30/17	(134)
	COP	241,647,659	USD	82,521	78,817	08/11/17	(3,704)
	COP	528,326,280	USD	178,940	171,647	09/14/17	(7,293)
	EUR	176,982	CZK	4,671,003	202,171	07/03/17	(2,125)
	EUR	185,263	CZK	4,850,012	212,510	09/20/17	(699)
	EUR	311,234	CZK	8,337,644	358,272	11/21/17	(10,149)
	EUR	311,804	CZK	8,337,644	359,774	01/03/18	(9,924)
	EUR	40,460	HUF	12,515,149	46,411	09/20/17	(30)
	HUF	24,422,869	EUR	79,083	90,628	09/20/17	(86)
	IDR	18,391,625,672	USD	1,375,873	1,371,230	08/25/17	(4,643)
	INR	21,353,145	USD	331,000	329,846	07/14/17	(1,154)
	INR	7,823,536	USD	121,032	120,714	07/24/17	(319)
	INR	11,831,011	USD	183,000	182,423	07/31/17	(577)
	KRW	26,820,000	USD	23,597	23,434	07/03/17	(162)
	KRW	160,327,691	USD	141,818	140,042	07/12/17	(1,776)
	KRW	1,087,425,819	USD	963,279	949,843	07/13/17	(13,434)
	KRW	398,727,777	USD	350,082	348,299	07/20/17	(1,782)
	KRW	274,021,100	USD	241,000	239,375	07/26/17	(1,625)
	KRW	100,251,514	USD	88,589	87,609	08/24/17	(979)
	KRW	295,872,211	USD	260,864	258,686	09/27/17	(2,178)
	MXN	6,826,671	USD	373,884	371,354	09/20/17	(2,530)
	MYR	139,619	USD	32,492	32,485	07/03/17	(7)
	PHP	8,128,226	USD	163,185	160,017	09/14/17	(3,168)
	PLN	9,478,369	EUR	2,248,551	2,556,908	09/20/17	(22,336)
	RUB	28,953,331	USD	502,269	488,820	07/20/17	(13,450)
	TRY	1,175,178	USD	328,000	326,377	09/20/17	(1,623)
	TWD	1,814,507	USD	60,000	59,710	07/11/17	(290)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC – (continued)	TWD	3,642,914	USD	121,000	$119,862	07/17/17	$(1,138)
	TWD	3,638,172	USD	120,000	119,699	07/20/17	(301)
	TWD	13,050,490	USD	431,350	429,611	10/20/17	(1,739)
	USD	48,000	CLP	31,927,104	48,072	07/17/17	(72)
	USD	16,056	CLP	10,696,588	16,086	08/30/17	(30)
	USD	481,089	CNH	3,297,936	483,487	09/20/17	(2,398)
	USD	691,358	CZK	17,024,700	751,505	11/09/17	(60,146)
	USD	620,351	EUR	552,840	634,146	09/20/17	(13,796)
	USD	114,391	HUF	31,199,072	115,773	09/20/17	(1,382)
	USD	719,525	IDR	9,713,585,000	720,015	10/18/17	(491)
	USD	231,068	INR	15,266,307	235,821	07/14/17	(4,753)
	USD	57,676	KRW	66,038,448	57,691	07/31/17	(15)
	USD	24,000	MXN	442,136	24,051	09/20/17	(51)
	USD	144,759	MYR	626,828	145,364	08/17/17	(606)
	USD	149,908	PEN	495,672	151,512	09/15/17	(1,604)
	USD	58,313	PLN	220,235	59,411	09/20/17	(1,099)
	USD	36,000	RUB	2,140,200	36,133	07/20/17	(133)
	USD	255,300	SGD	353,241	256,904	09/20/17	(1,604)
	USD	235,154	THB	8,122,131	239,100	08/23/17	(3,946)
	USD	98,000	TRY	353,832	98,268	09/20/17	(268)
	USD	190,916	TWD	5,829,358	191,827	07/11/17	(912)
	USD	61,000	TWD	1,854,949	61,029	07/20/17	(29)
	USD	170,000	TWD	5,180,541	170,407	07/31/17	(407)
	USD	742,169	TWD	22,643,563	744,830	08/17/17	(2,661)
	USD	48,000	ZAR	637,105	48,037	09/20/17	(37)
	ZAR	2,833,487	USD	217,090	213,641	09/20/17	(3,449)

TOTAL							$(218,391)

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(5)	December 2018	$(1,227,500)	$(1,219)
U.S. Long Bonds	1	September 2017	153,687	(1,252)
Ultra 10 Year U.S. Treasury Notes	2	September 2017	269,625	(326)
Ultra Long U.S. Treasury Bonds	3	September 2017	497,625	8,330
2 Year U.S. Treasury Notes	1	September 2017	216,109	(215)
5 Year U.S. Treasury Notes	4	September 2017	471,344	(2,534)
10 Year U.S. Treasury Notes	(1)	September 2017	(125,531)	(22)

TOTAL				$2,762

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	COP	879,470	07/06/17	Colombia IBR Overnight Interbank	7.170%	$(1,118)
	BRL	460	01/04/21	11.910%	1 month Brazilian Interbank Deposit Average	6,166
		1,810	01/04/21	11.980	1 month Brazilian Interbank Deposit Average	24,972
		680	03/03/26	6.930	Mexico Interbank TIIE 28 Days	(409)
Citibank NA	BRL	560	01/02/19	1 month Brazilian Interbank Deposit Average	9.970	(1,580)
	THB	15,090	04/11/19	1.523	6 month Thai Reuters	(537)
	BRL	400	01/02/20	10.010	1 month Brazilian Interbank Deposit Average	830
		6,390	02/04/21	1.903	6 month Thai Reuters	973

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Credit Suisse International (London)		95,320		04/15/19	Colombia IBR Overnight Interbank	5.110%	$(89)
	THB	3,650		02/16/21	1.830%	6 month Thai Reuters	211
Deutsche Bank AG		990		09/25/18	Mexico Interbank TIIE 28 Days	5.180	1,332
	BRL	330		01/02/19	1 month Brazilian Interbank Deposit Average	10.140	(1,146)
		650		01/02/19	1 month Brazilian Interbank Deposit Average	10.030	(1,920)
		230		01/02/20	10.165	1 month Brazilian Interbank Deposit Average	680
		450		01/02/20	10.050	1 month Brazilian Interbank Deposit Average	992
		150		01/02/25	1 month Brazilian Interbank Deposit Average	12.340	(2,415)
						Mexico Interbank TIIE
	MXN	3,740	(a)	02/15/29	9.625	28 Days	9,537
JPMorgan Securities, Inc.	THB	9,510		04/19/19	1.554	6 month Thai Reuters	(227)
		67,690		04/22/19	Colombia IBR Overnight Interbank	5.190	(126)
Morgan Stanley & Co. International PLC	COP	2,497,070		08/01/17	7.339	Columbia IBR Overnight Interbank	4,391
	BRL	650		01/02/19	1 month Brazilian Interbank Deposit Average	10.030	(1,920)
		460		01/02/20	10.080	1 month Brazilian Interbank Deposit Average	1,124
		660		01/04/21	1 month Brazilian Interbank Deposit Average	11.742	(8,079)

TOTAL							$31,642

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)(a)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	210	(a)	09/20/19	6 month EURO	0.000%	$(688)	$308
	MXN	1,450		03/09/22	Mexico Interbank TIIE 28 Days	5.500	3,070	1,191
	EUR	200	(a)	09/20/22	6 month EURO	0.250	(692)	1,596
	CZK	7,770	(a)	09/20/22	6 month PRIBOR	1.038	(2,467)	2,283
	EUR	120	(a)	09/20/24	6 month EURO	0.500	(398)	1,288
		1,060		01/24/25	Mexico Interbank TIIE 28 Days	5.660	1	4,836
	MXN	12,590		06/09/27	7.500%	Mexico Interbank TIIE 28 Days	(14,062)	31,075
		2,840	(a)	09/08/27	7.300	Mexico Interbank TIIE 28 Days	(577)	1,903
	EUR	80	(a)	09/20/27	6 month EURO	1.000	(1,903)	1,420
		70	(a)	09/20/37	6 month EURO	1.250	1,914	1,293

TOTAL							$(15,802)	$47,193

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250% 10/28/17	$30	(1.000)%	06/20/19	0.240%	$(71)	$(386)
	People’s Republic of China, 7.500%, 10/28/27	200	(1.000)	12/20/20	0.447	1,277	(5,090)
	Republic of Turkey, 11.875%, 01/15/30	10	(1.000)	12/20/21	1.759	719	(402)
Barclays Bank PLC	People’s Republic of China, 4.250% 10/28/17	30	(1.000)	03/20/19	0.212	(44)	(370)
	People’s Republic of China, 7.500%, 10/28/27	150	(1.000)	06/20/21	0.511	576	(3,446)
Citibank NA	People’s Republic of China, 4.250% 10/28/17	480	(1.000)	03/20/19	0.212	(748)	(5,888)
	People’s Republic of China, 4.250% 10/28/17	850	(1.000)	06/20/19	0.240	(2,525)	(10,406)
	People’s Republic of China, 7.500%, 10/28/27	1,550	(1.000)	12/20/20	0.447	8,311	(37,859)
	People’s Republic of China, 7.500%, 10/28/27	670	(1.000)	06/20/21	0.511	3,551	(16,367)
Deutsche Bank AG	People’s Republic of China, 7.500%, 10/28/27	80	(1.000)	06/20/21	0.511	241	(1,771)
	Republic of Turkey, 11.875%, 01/15/30	50	(1.000)	12/20/21	1.759	3,578	(1,992)
JPMorgan Securities, Inc.	People’s Republic of China, 4.250% 10/28/17	30	(1.000)	03/20/19	0.212	(37)	(377)
	People’s Republic of China, 4.250% 10/28/17	170	(1.000)	06/20/19	0.240	(387)	(2,198)
	People’s Republic of China, 7.500%, 10/28/27	360	(1.000)	12/20/20	0.447	2,732	(9,595)
	People’s Republic of China, 7.500%, 10/28/27	300	(1.000)	06/20/21	0.511	999	(6,738)
Morgan Stanley & Co. International PLC	Republic of Turkey, 11.875%, 01/15/30	30	(1.000)	12/20/21	1.759	2,100	(1,148)

TOTAL						$20,272	$(104,033)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS(b) – (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Barclays Bank PLC	Republic of Colombia, 10.375%, 01/28/33	$300	1.000%	12/20/19	0.661%	$(6,158)	$8,724
Citibank NA	Republic of Chile, 3.875%, 08/05/20	20	1.000	12/20/20	0.441	(202)	588

TOTAL						$(6,360)	$9,312

TOTAL						$13,912	$(94,721)

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$20,202,751

Gross unrealized gain	1,123,809
Gross unrealized loss	(415,600)

Net unrealized security gain	$708,209

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 63.4%
Argentina – 5.8%
City of Buenos Aires Argentina (NR/B3)(a)
ARS	87,700,000	22.716%		03/29/24	$ 5,223,535
Province of Santa Fe (NR/B3)
	$2,670,000	7.000	(b)	03/23/23	2,790,150
	1,850,000	7.000		03/23/23	1,933,250
Provincia de Buenos Aires (NR/B3)(a)(b)
ARS	32,930,000	24.080		05/31/22	2,019,405
Provincia de Buenos Aires (B/B3)(c)
EUR	270,000	3.000		05/01/20	304,587
Provincia de la Rioja (B/NR)(b)
	$5,880,000	9.750		02/24/25	6,190,464
Republic of Argentina (B/B3)
ARS	10,350,000	22.507	(a)	10/09/17	618,291
	29,500,000	22.281	(a)	03/01/18	1,755,303
	$4,890,000	6.875		04/22/21	5,232,300
ARS	14,780,000	21.472	(a)	04/03/22	858,775
	800,000	16.000		10/17/23	51,273
	$18,520,000	7.500		04/22/26	19,955,300
ARS	90,000	15.500		10/17/26	5,991
EUR	4,410,000	5.000		01/15/27	4,690,595
	$18,300,000	6.875		01/26/27	18,958,800
EUR	11,352,856	7.820		12/31/33	13,582,577
	$5,005,275	8.280		12/31/33	5,429,848
	14,830,000	7.125		07/06/36	14,718,775
	16,120,000	2.500	(c)	12/31/38	10,542,480
	8,700,000	7.125	(b)	06/28/17	7,903,950

					122,765,649

Bahrain(b) – 0.1%
Kingdom of Bahrain (BB-/Ba2)
	2,840,000	7.000		10/12/28	2,868,400

Belize(b)(c) – 0.1%
Government of Belize (B-/B3)
	2,446,500	4.938		02/20/34	1,501,539

Bermuda(b)(d) – 0.2%
Bermuda Government Bond (A+/A2)
	4,600,000	3.717		01/25/27	4,608,947

Bolivia(b) – 0.0%
Republic of Bolivian (BB/Ba3)
	780,000	4.500		03/20/28	763,425

Brazil – 0.7%
Brazil Letras do Tesouro Nacional (BB/Ba2)(e)
BRL	7,196,000	0.000		01/01/18	2,081,565
Brazil Notas do Tesouro Nacional (BB/Ba2)
	27,471,000	10.000		01/01/27	8,051,380
	7,373,338	6.000		08/15/40	2,322,931
	5,595,944	6.000		08/15/50	1,757,398
Federal Republic of Brazil (BB/Ba2)
	$410,000	5.000		01/27/45	358,750

					14,572,024

Bulgaria – 1.6%
Republic of Bulgaria (BB+/Baa2)
EUR	610,000	4.250		07/09/17	696,711
	5,360,000	1.875		03/21/23	6,496,890
	3,860,000	2.950		09/03/24	4,910,187

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Bulgaria – (continued)
Republic of Bulgaria (BB+/Baa2) – (continued)
EUR	3,500,000	3.000%		03/21/28	$ 4,355,302
	14,830,000	3.125		03/26/35	17,403,877

					33,862,967

Chile – 0.9%
Republic of Chile (AA-/Aa3)
	$6,110,000	3.125		01/21/26	6,224,562
	11,550,000	3.860		06/21/47	11,578,875

					17,803,437

Colombia – 2.9%
Republic of Colombia (BBB/Baa2)
	2,090,000	7.375		03/18/19	2,278,100
	9,380,000	2.625	(d)	03/15/23	9,168,950
	9,400,000	4.000	(d)	02/26/24	9,752,500
	3,340,000	4.500	(d)	01/28/26	3,557,100
EUR	350,000	3.875	(d)	03/22/26	455,218
	$2,420,000	6.125		01/18/41	2,789,050
	32,610,000	5.000	(d)	06/15/45	32,813,813

					60,814,731

Costa Rica – 1.4%
Republic of Costa Rica (BB-/Ba2)
	390,000	9.995		08/01/20	456,787
	3,500,000	5.625	(b)	04/30/43	3,141,250
	2,190,000	5.625		04/30/43	1,965,525
	12,430,000	7.158	(b)	03/12/45	13,051,500
	9,520,000	7.158		03/12/45	9,996,000

					28,611,062

Croatia – 0.6%
Republic of Croatia (BB/Ba2)
EUR	1,240,000	5.875		07/09/18	1,494,160
	$100,000	6.625		07/14/20	110,250
EUR	1,157,000	3.875		05/30/22	1,460,221
	$5,980,000	5.500		04/04/23	6,533,150
EUR	3,120,000	3.000		03/20/27	3,606,269

					13,204,050

Dominican Republic – 4.0%
Dominican Republic (BB-/B1)
	$677,645	9.040		01/23/18	689,813
DOP	20,700,000	16.000		07/10/20	506,029
	$1,532,000	7.500		05/06/21	1,687,115
	1,250,000	6.600		01/28/24	1,370,313
	12,530,000	5.875		04/18/24	13,250,475
DOP	13,900,000	11.500		05/10/24	308,948
	$14,342,000	5.500		01/27/25	14,826,042
	1,860,000	6.875	(b)	01/29/26	2,071,575
	4,140,000	6.875		01/29/26	4,610,925
	1,550,000	5.950	(b)	01/25/27	1,617,812
	5,020,000	5.950		01/25/27	5,239,625
	1,500,000	8.625		04/20/27	1,775,625
DOP	8,900,000	18.500	(b)	02/04/28	259,774
	134,200,000	11.375		07/06/29	2,854,045
	$5,550,000	7.450	(b)	04/30/44	6,333,937
	3,566,000	7.450		04/30/44	4,069,697
	5,279,000	6.850		01/27/45	5,628,734

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic (BB-/B1) – (continued)
$15,860,000	6.850	%(b)	01/27/45	$ 16,910,725

				84,011,209

Ecuador – 3.3%
Ecuador Government International Bond (B-/B3)
16,050,000	10.750		03/28/22	17,113,312
17,344,000	7.950		06/20/24	16,151,600
14,130,000	9.650	(b)	12/13/26	14,182,988
Republic of Ecuador (B-/B3)
6,100,000	9.650		12/13/26	6,122,875
16,260,000	9.625	(b)	06/02/27	16,239,675

				69,810,450

Egypt – 0.8%
Arab Republic of Egypt (B-/B3)
4,760,000	6.125		01/31/22	4,861,150
5,210,000	7.500		01/31/27	5,529,113
5,860,000	8.500		01/31/47	6,322,940

				16,713,203

El Salvador – 1.5%
El Salvador Government International Bond (CCC/Caa1)
1,550,000	7.375		12/01/19	1,567,438
5,340,000	7.750	(f)	01/24/23	5,400,075
5,039,000	5.875		01/30/25	4,528,801
3,900,000	6.375		01/18/27	3,514,875
5,720,000	8.625	(b)	02/28/29	5,941,650
1,800,000	8.625		02/28/29	1,869,750
3,870,000	8.250		04/10/32	3,840,975
5,670,000	7.650		06/15/35	5,315,625
330,000	7.625		02/01/41	305,250

				32,284,439

Ghana – 0.4%
Republic of Ghana (B-/B1)
4,170,000	10.750		10/14/30	5,149,950
Republic of Ghana (B-/B3)
1,590,000	7.875		08/07/23	1,619,813
Republic of Ghana (B-/B3)
640,000	8.125		01/18/26	652,000

				7,421,763

Guatemala – 2.2%
Republic of Guatemala (BB/Ba1)
3,300,000	5.750	(b)	06/06/22	3,597,000
5,740,000	5.750		06/06/22	6,256,600
6,440,000	4.500	(b)	05/03/26	6,504,400
7,730,000	4.500		05/03/26	7,807,300
11,300,000	4.375	(b)	06/05/27	11,229,375
10,350,000	4.875		02/13/28	10,660,500

				46,055,175

Honduras – 0.9%
Republic of Honduras (B+/B2)
9,010,000	8.750	(b)	12/16/20	10,237,612
6,018,000	8.750		12/16/20	6,837,952
1,310,000	7.500	(b)	03/15/24	1,449,188

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Honduras – (continued)
Republic of Honduras (B+/B2) – (continued)
	$200,000	7.500%		03/15/24	$ 221,250

					18,746,002

Hungary – 3.2%
Hungary Government Bond (BBB-/Baa3)
EUR	5,780,000	4.375		07/04/17	6,601,625
	$1,490,000	4.125		02/19/18	1,510,048
EUR	7,270,000	5.750		06/11/18	8,749,737
	$870,000	4.000		03/25/19	898,275
	28,770,000	6.250		01/29/20	31,467,188
	3,680,000	6.375		03/29/21	4,140,000
	3,830,000	5.375		02/21/23	4,260,875
	7,980,000	5.750		11/22/23	9,127,125
	220,000	7.625		03/29/41	327,525

					67,082,398

Indonesia – 8.9%
Perusahaan Penerbit SBSN (BBB-/Baa3)
	2,550,000	3.400	(b)	03/29/22	2,575,500
	360,000	3.300		11/21/22	362,700
	3,190,000	4.350		09/10/24	3,329,562
	6,720,000	4.325	(b)	05/28/25	6,938,400
	3,449,000	4.325		05/28/25	3,561,092
	1,130,000	4.550	(b)	03/29/26	1,179,438
	1,110,000	4.550		03/29/26	1,158,563
	25,210,000	4.150	(b)	03/29/27	25,588,150
	1,440,000	4.150		03/29/27	1,461,600
Republic of Indonesia (BBB-/Baa3)
	2,970,000	6.875		01/17/18	3,046,329
	8,785,000	5.875		03/13/20	9,597,612
	2,170,000	4.875		05/05/21	2,330,038
	3,420,000	3.700	(b)	01/08/22	3,509,775
EUR	3,760,000	2.625	(b)	06/14/23	4,514,575
	$610,000	5.375		10/17/23	677,863
	24,054,000	5.875		01/15/24	27,421,560
	13,070,000	4.125		01/15/25	13,478,437
EUR	11,110,000	3.375		07/30/25	13,847,180
	$15,380,000	4.750	(b)	01/08/26	16,514,275
	5,850,000	4.350	(b)	01/08/27	6,113,250
EUR	2,430,000	3.750	(b)	06/14/28	3,039,089
	9,760,000	3.750		06/14/28	12,206,382
	$330,000	6.625		02/17/37	408,375
	7,949,000	5.250		01/17/42	8,604,792
	1,340,000	4.625		04/15/43	1,353,400
	1,560,000	6.750		01/15/44	2,010,450
	1,510,000	5.125		01/15/45	1,615,700
	552,000	5.950		01/08/46	654,810
	850,000	5.250	(b)	01/08/47	924,375
	8,740,000	5.250		01/08/47	9,504,750

					187,528,022

Ivory Coast – 0.5%
Republic of Ivory Coast (NR/Ba3)
EUR	3,870,000	5.125	(b)	06/15/25	4,486,421
	$2,430,000	6.375		03/03/28	2,451,262
	392,000	5.750	(c)(d)	12/31/32	375,830
	2,920,000	6.125	(b)	06/15/33	2,810,500

					10,124,013

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Kenya – 0.7%
Republic of Kenya (B+/B1)
	$720,000	6.875	%(b)	06/24/24	$ 735,300
	14,567,000	6.875		06/24/24	14,876,549

					15,611,849

Kuwait(b) – 0.1%
Republic of Kuwait (AA/Aa2)
	1,540,000	3.500		03/20/27	1,572,340

Macedonia – 0.9%
Republic of Macedonia (BB-/NR)
EUR	4,530,000	4.875	(b)	12/01/20	5,550,575
	216,000	3.975		07/24/21	257,189
	4,830,000	5.625		07/26/23	6,005,324
	5,640,000	5.625		07/26/23	7,012,429

					18,825,517

Mexico – 0.5%
United Mexican States (A/A3)
MXN	21,311,900	4.750		06/14/18	1,150,831
	8,245,800	7.750		11/23/34	489,239
	11,792,900	8.500		11/18/38	744,046
	783,400	8.000		11/07/47	47,365
United Mexican States (BBB+/A3)
	$2,118,000	4.750		03/08/44	2,120,118
	4,280,000	4.350		01/15/47	4,033,900
	2,332,000	5.750		10/12/49	2,419,450

					11,004,949

Mongolia – 0.3%
Republic of Mongolia (B-/Caa1)
	1,010,000	10.875	(b)	04/06/21	1,151,400
	4,809,000	5.125		12/05/22	4,508,438

					5,659,838

Montenegro – 0.1%
Republic of Montenegro (B+/B1)
EUR	1,360,000	3.875		03/18/20	1,574,682

Nigeria – 0.5%
Republic of Nigeria (B/B1)
	$493,000	6.750		01/28/21	522,580
	500,000	5.625		06/27/22	494,375
	4,770,000	6.375		07/12/23	4,907,138
	2,260,000	7.875	(b)	02/16/32	2,452,100
	1,660,000	7.875		02/16/32	1,801,100

					10,177,293

Oman(b) – 0.0%
Oman Government International Bond (BB+/Baa1)
	720,000	5.375		03/08/27	735,300

Pakistan(b) – 0.1%
Islamic Republic of Pakistan (B/B3)
	2,650,000	6.750		12/03/19	2,795,750

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Panama – 0.1%
Panama Notas del Tesoro (BBB/Baa2)
	$920,000	4.875%		02/05/21	$ 996,475
Republic of Panama (BBB/Baa2)
	720,000	3.875	(d)	03/17/28	736,200
	690,000	4.500		05/15/47	698,625

					2,431,300

Paraguay – 1.9%
Republic of Paraguay (BB/Ba1)
	12,098,000	4.625		01/25/23	12,642,410
	3,930,000	5.000	(b)	04/15/26	4,151,063
	3,445,000	5.000		04/15/26	3,638,781
	12,720,000	4.700	(b)	03/27/27	13,069,800
	6,500,000	6.100		08/11/44	7,215,000

					40,717,054

Romania – 0.9%
Republic of Romania (BBB-/Baa3)
	4,090,000	6.750		02/07/22	4,744,400
	1,850,000	4.375		08/22/23	1,961,000
EUR	9,740,000	3.875	(b)	10/29/35	11,652,953

					18,358,353

Russia – 1.4%
Russian Federation Bond (BB+/Ba1)
	$800,000	4.500	(b)	04/04/22	844,000
	2,000,000	4.875	(b)	09/16/23	2,147,500
	200,000	4.875		09/16/23	214,750
	12,400,000	4.750		05/27/26	12,945,600
	8,600,000	4.250	(b)	06/23/27	8,582,800
	3,800,000	5.250	(b)	06/23/47	3,826,600

					28,561,250

South Africa – 1.9%
Republic of South Africa (BB+/Baa3)
	4,090,000	6.875		05/27/19	4,417,200
	170,000	5.500		03/09/20	179,988
	25,715,000	5.875		09/16/25	27,643,625
	2,071,000	4.875		04/14/26	2,076,177
	6,530,000	4.300		10/12/28	6,105,550

					40,422,540

Sri Lanka – 2.3%
Republic of Sri Lanka (B+/B1)
	1,180,000	6.000	(b)	01/14/19	1,218,350
	360,000	6.000		01/14/19	371,700
	1,260,000	6.250		10/04/20	1,329,300
	1,222,000	6.250	(b)	10/04/20	1,289,210
	7,814,000	6.250		07/27/21	8,273,072
	7,300,000	5.750	(b)	01/18/22	7,546,375
	2,470,000	6.125		06/03/25	2,516,313
	7,600,000	6.850	(b)	11/03/25	8,008,500
	9,400,000	6.850		11/03/25	9,905,250
	4,530,000	6.825	(b)	07/18/26	4,767,825
	2,070,000	6.825		07/18/26	2,178,675

					47,404,570

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Suriname – 0.6%
Republic of Suriname (B/B1)
	$6,370,000	9.250	%(b)	10/26/26	$ 6,529,250
	5,946,000	9.250		10/26/26	6,094,650

					12,623,900

Turkey – 6.5%
Hazine Mustesarligi Varlik Kiralama AS (BB/Ba1)
	18,880,000	5.004	(b)	04/06/23	19,257,600
	1,140,000	5.004		04/06/23	1,162,800
Republic of Turkey (BB/Ba1)
	2,990,000	3.250		03/23/23	2,806,115
	21,863,000	5.750		03/22/24	23,120,123
EUR	8,370,000	3.250		06/14/25	9,430,735
	$4,346,000	4.250		04/14/26	4,128,700
	5,050,000	4.875		10/09/26	4,980,411
	8,358,000	6.000		03/25/27	8,901,270
	11,900,000	4.875		04/16/43	10,546,375
	1,290,000	5.750		05/11/47	1,260,975
Republic of Turkey (NR/Ba1)
	6,700,000	7.000		06/05/20	7,328,125
	18,866,000	6.250		09/26/22	20,493,193
	10,539,000	7.375		02/05/25	12,212,066
	3,100,000	6.875		03/17/36	3,487,500
	450,000	6.750		05/30/40	501,750
	6,550,000	6.000		01/14/41	6,713,750

					136,331,488

Ukraine – 1.5%
Ukraine Government Bond (B-/Caa3)
	530,000	7.750		09/01/21	538,215
Ukraine Government Bond (B-/Caa3)
	2,260,000	7.750		09/01/22	2,271,300
	6,200,000	7.750		09/01/23	6,131,800
	12,930,000	7.750		09/01/24	12,664,935
	2,900,000	7.750		09/01/25	2,828,950
	4,950,000	7.750		09/01/26	4,808,925
	1,830,000	7.750		09/01/27	1,772,355
	3,074,000	0.000	(a)(b)	05/31/40	1,198,860

					32,215,340

United Arab Emirates – 0.9%
Abu Dhabi Government International Bond (AA/Aa2)
	8,910,000	2.125		05/03/21	8,854,313
	9,110,000	3.125		05/03/26	9,212,487

					18,066,800

Venezuela – 0.7%
Republic of Venezuela (CCC/Caa3)
	16,771,600	8.250		10/13/24	7,295,646
	9,850,000	7.650		04/21/25	4,186,250
	5,014,000	9.250		05/07/28	2,218,695
	80,000	9.375		01/13/34	36,080

					13,736,671

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Vietnam(b) – 0.4%
Socialist Republic of Vietnam (BB-/B1)
$7,980,000	6.750%		01/29/20	$ 8,698,200

Zambia – 1.1%
Republic of Zambia (B/B3)
5,232,000	5.375		09/20/22	4,898,460
4,340,000	8.500		04/14/24	4,524,450
4,660,000	8.970	(b)	07/30/27	4,951,250
9,140,000	8.970		07/30/27	9,711,250

				24,085,410

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,302,744,743)				$1,332,763,299

Foreign Debt Obligations – 0.2%
Supranational – 0.2%
Corporacion Andina de Fomento (AA-/Aa3)
$550,000	1.500%		08/08/17	$ 550,005
Eastern and Southern African Trade and Development Bank (NR/Ba1)
2,790,000	5.375		03/14/22	2,841,805

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $3,383,731)				$ 3,391,810

Corporate Obligations – 26.4%
Argentina – 0.3%
Cablevision SA (NR/B3)(d)
$1,600,000	6.500	%(b)	06/15/21	$ 1,696,000
1,210,000	6.500		06/15/21	1,282,600
YPF SA (NR/B3)
2,780,000	8.875		12/19/18	2,978,492

				5,957,092

Azerbaijan – 0.4%
State Oil Co. of the Azerbaijan Republic (BB/Ba1)
8,020,000	4.750		03/13/23	7,729,492

Brazil – 4.2%
Banco do Brasil SA (B-/NR)(a)(d)
6,550,000	6.250		10/29/49	5,584,530
Banco do Brasil SA (B-/B2)(a)(d)
8,360,000	9.000		06/29/49	8,443,600
Brazil Minas SPE via State of Minas Gerais (BB/Ba2)
12,200,000	5.333	(b)	02/15/28	11,895,000
597,000	5.333		02/15/28	582,075
Independencia International Ltd. (NR/NR)(b)(g)
1,277,436	12.000		12/30/16	—
Petrobras Global Finance BV (BB-/B1)
2,690,000	5.375		01/27/21	2,731,238
26,090,000	8.375		05/23/21	29,211,538
13,800,000	6.125		01/17/22	14,262,921
14,230,000	7.375		01/17/27	15,051,782

				87,762,684

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chile – 1.1%
Banco del Estado de Chile(b)
	$2,420,000	4.125%		10/07/20	$ 2,550,075
	970,000	3.875		02/08/22	1,013,165
Embotelladora Andina SA (BBB/NR)(b)
	980,000	5.000		10/01/23	1,064,900
Engie Energia Chile SA (BBB/NR)
	430,000	5.625		01/15/21	469,909
	1,270,000	5.625	(b)	01/15/21	1,387,871
GNL Quintero SA (BBB/Baa2)
	5,920,000	4.634	(b)	07/31/29	6,156,738
	740,000	4.634		07/31/29	769,592
Itau CorpBanca (BBB+/A3)
	4,071,000	3.875	(b)	09/22/19	4,198,422
	690,000	3.875		09/22/19	711,597
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
	793,000	3.625		04/03/23	791,574
	3,991,000	4.375	(b)(d)	01/28/25	4,067,049
	290,000	4.375	(d)	01/28/25	295,526

					23,476,418

Colombia(b) – 0.7%
Banco de Bogota SA (NR/Ba2)
	14,050,000	6.250		05/12/26	14,964,936

Costa Rica – 0.5%
Banco de Costa Rica (NR/Ba2)
	4,870,000	5.250	(b)	08/12/18	4,969,835
	1,010,000	5.250		08/12/18	1,030,705
Banco Nacional de Costa Rica (NR/Ba2)
	3,000,000	4.875	(b)	11/01/18	3,045,000
	380,000	4.875		11/01/18	385,700
	1,030,000	6.250	(b)	11/01/23	1,081,500

					10,512,740

Dominican Republic(b)(d) – 0.3%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
	6,150,000	6.750		03/30/29	6,665,062

Ecuador – 0.3%
EP PetroEcuador via Noble Sovereign Funding I Ltd. (B/NR)(a)
	2,020,263	6.925		09/24/19	2,015,212
Petroamazonas EP (NR/NR)(b)
	3,780,000	4.625		02/16/20	3,501,414

					5,516,626

Egypt(b)(e) – 0.1%
Citigroup Global Markets Holdings, Inc. (NR/NR)
EGP	68,475,000	0.000		01/25/18	3,385,393

					3,385,393

Guatemala(b)(d) – 0.2%
Central American Bottling Corp. (BB/Ba2)
	$3,210,000	5.750		01/31/27	3,400,193

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Hungary(b) – 0.1%
MFB Magyar Fejlesztesi Bank Zrt (NR/Baa3)
	$2,510,000	6.250%		10/21/20	$ 2,786,100

India(d) – 0.6%
Greenko Dutch BV (B+/NR)
	1,391,000	8.000		08/01/19	1,448,184
Greenko Investment Co. (B+/NR)
	4,260,000	4.875	(b)	08/16/23	4,153,500
	200,000	4.875		08/16/23	194,956
Neerg Energy Ltd. (NR/Ba3)
	3,440,000	6.000	(b)	02/13/22	3,513,100
	3,650,000	6.000		02/13/22	3,727,563

					13,037,303

Indonesia(b) – 0.2%
Listrindo Capital BV (BB/Ba2)(d)
	1,720,000	4.950		09/14/26	1,732,900
Saka Energi Indonesia PT (BB+/Ba1)
	3,330,000	4.450		05/05/24	3,346,650

					5,079,550

Ireland – 0.1%
Phosagro OAO via Phosagro Bond Funding DAC (NR/Ba1)
	2,250,000	4.204	(b)	02/13/18	2,270,250
	240,000	4.204		02/13/18	242,160

					2,512,410

Israel – 0.3%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)(b)
	1,200,000	3.839		12/30/18	1,219,500
Teva Pharmaceutical Finance Netherlands III BV (BBB/Baa2)
	4,490,000	1.400		07/20/18	4,479,426
	980,000	1.700		07/19/19	971,232

					6,670,158

Italy(d) – 0.8%
Wind Acquisition Finance SA (B/B3)
EUR	4,810,000	7.000		04/23/21	5,716,621
	$640,000	7.375	(b)	04/23/21	664,800
	9,744,000	7.375		04/23/21	10,121,580
Wind Acquisition Finance SA (BB/Ba3)
EUR	150,000	4.000		07/15/20	173,250

					16,676,251

Ivory Coast – 0.8%
Agromercantil Senior Trust (BB/NR)(b)
	$3,420,000	6.250		04/10/19	3,535,390
China Evergrande Group (NR/B3)(d)
	7,110,000	8.250		03/23/22	7,261,087
Comcel Trust via Comunicaciones Celulares SA (NR/Ba1)(d)
	4,390,000	6.875		02/06/24	4,669,862
Comunicaciones Celulares SA (NR/Ba1)(b)(d)
	810,000	6.875		02/06/24	861,638

					16,327,977

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Jamaica(d) – 0.5%
Digicel Ltd. (NR/B1)
	$3,860,000	6.000	%(b)	04/15/21	$ 3,715,250
	2,560,000	6.000		04/15/21	2,464,000
	4,500,000	6.750	(b)	03/01/23	4,235,625
	580,000	6.750		03/01/23	545,925

					10,960,800

Japan(d) – 0.2%
Universal Entertainment Corp. (NR/NR)
	4,208,406	8.500		08/24/20	4,323,926

Kazakhstan – 0.6%
KazMunayGas National Co. JSC (BB/Baa3)
	11,640,000	9.125		07/02/18	12,315,120

Luxembourg – 1.1%
Altice Financing SA (BB-/B1)(b)(d)
	400,000	6.500		01/15/22	418,000
	1,160,000	6.625		02/15/23	1,228,150
	1,700,000	7.500		05/15/26	1,887,000
Gazprom OAO Via Gaz Capital SA (BB+/Ba1)
	6,400,000	9.250	(f)	04/23/19	7,104,000
	2,640,000	7.288		08/16/37	3,141,600
MHP SA (B/NR)
	1,420,000	8.250		04/02/20	1,503,425
Severstal OAO Via Steel Capital SA (BBB-/Ba1)
	3,300,000	6.700		10/25/17	3,346,200
Tupy Overseas SA (BB-/NR)(d)
	3,140,000	6.625	(b)	07/17/24	3,206,725
	539,000	6.625		07/17/24	550,454

					22,385,554

Mauritius(b) – 0.1%
MTN Mauritius Investment Ltd. (BB+/Ba1)
	2,860,000	6.500		10/13/26	2,995,850

Mexico – 4.5%
America Movil SAB de CV (A-/A3)
MXN	19,010,000	6.000		06/09/19	1,014,434
Banco Mercantil De Norte (BB/Ba2)
	$3,870,000	7.625		01/10/99	3,995,775
	2,110,000	6.875		07/06/99	2,181,086
CEMEX Finance LLC (BB-/NR)(d)
EUR	3,950,000	4.625		06/15/24	4,878,050
Cemex SAB de CV (BB-/NR)(b)(d)
	1,300,000	4.750		01/11/22	1,546,748
Corporacion Geo SA (NR/NR)(g)
	$277,766	8.000		04/13/21	—
Gruma SAB de CV (BBB/NR)(b)(d)
	2,220,000	4.875		12/01/24	2,386,500
Petroleos Mexicanos (BBB+/Baa3)
	1,720,000	5.750		03/01/18	1,759,560
	3,170,000	5.500		02/04/19	3,313,443
	1,630,000	3.500		07/23/20	1,647,115
	7,349,000	6.375		02/04/21	7,957,497
	35,000	4.875		01/24/22	35,895
	2,610,000	5.375	(b)	03/13/22	2,749,635
	290,000	3.500		01/30/23	277,965
EUR	14,890,000	5.125		03/15/23	19,111,176

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mexico – (continued)
Petroleos Mexicanos (BBB+/Baa3) – (continued)
	$14,079,000	6.875%		08/04/26	$ 15,626,282
	8,360,000	6.500	(b)	03/13/27	8,970,280
EUR	920,000	2.750		04/21/27	944,386
	8,200,000	4.875		02/21/28	9,751,959
	$2,046,000	5.500		06/27/44	1,798,434
	610,000	6.375		01/23/45	595,848
	30,000	5.625		01/23/46	26,595
	3,697,000	6.750		09/21/47	3,728,905

					94,297,568

Netherlands – 0.9%
Greenko Dutch BV (B+/NR)(b)(d)
	3,830,000	8.000		08/01/19	3,987,452
GTH Finance BV (B+/Ba3)(d)
	610,000	7.250		04/26/23	673,288
IHS Netherlands Holdco BV (B+/Ba3)(b)(d)
	7,690,000	9.500		10/27/21	7,863,025
Lukoil International Finance BV (BBB-/Ba1)
	1,480,000	3.416		04/24/18	1,487,400
	1,650,000	6.125		11/09/20	1,794,375
	620,000	4.563		04/24/23	633,950
VimpelCom Holdings BV (BB/Ba2)(b)(d)
	3,100,000	4.950		06/16/24	3,098,450

					19,537,940

Panama(b) – 0.0%
Autoridad del Canal de Panama (A-/A2)
	380,000	4.950		07/29/35	413,849

Paraguay – 0.4%
Banco Regional SAECA (BB/Ba1)
	4,670,000	8.125	(b)	01/24/19	4,949,259
	905,000	8.125		01/24/19	959,118
Telefonica Celular del Paraguay SA (NR/Ba3)(d)
	2,700,000	6.750		12/13/22	2,818,125

					8,726,502

Peru – 0.7%
Abengoa Transmision Sur SA (BBB/NR)(b)
	5,140,392	6.875		04/30/43	5,603,027
Corp Financiera de Desarrollo SA (BBB+/NR)
	2,478,000	4.750		02/08/22	2,651,460
Corp Lindley S.A. (BBB/NR)(b)
	1,630,000	6.750		11/23/21	1,824,597
	120,000	4.625		04/12/23	124,483
Corp. Lindley SA (BBB/NR)
	3,560,000	6.750		11/23/21	3,985,011

					14,188,578

Russia(a)(d) – 0.2%
Sberbank of Russia Via SB Capital SA (NR/NR)
	4,490,000	5.500		02/26/24	4,568,575

Singapore – 0.1%
China Resources Cement Holdings Ltd. (NR/Aa1)
	1,240,000	2.125		10/05/17	1,238,760

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
South Africa – 0.3%
ZAR Sovereign Capital Fund Propriety Ltd. (BB+/Baa3)

	$5,440,000	3.903%		06/24/20	$ 5,501,200

South Korea – 0.1%
Kookmin Bank (A+/A1)
	790,000	1.625		07/14/17	789,961
	1,900,000	1.625	(b)	08/01/19	1,870,446

					2,660,407

Turkey – 0.0%
Hazine Mustesarligi Varlik Kiralama AS (NR/Ba1)
	208,000	2.803		03/26/18	208,132

Ukraine – 0.1%
Metinvest BV (NR/NR)
	2,580,000	9.373		12/31/21	2,334,900

United Arab Emirates – 0.4%
Aabar Investments PJSC
EUR	100,000	1.000		03/27/22	96,797
Dolphin Energy Ltd. (NR/A1)
	$210,070	5.888		06/15/19	215,322
	3,580,000	5.500		12/15/21	3,906,675
Ruwais Power Co. PJSC (A-/A3)(b)
	3,700,000	6.000		08/31/36	4,268,875

					8,487,669

United States – 0.5%
Brazil Loan Trust 1 (BB/Ba2)(b)
	8,725,028	5.477		07/24/23	8,790,466
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(b)(d)(h)
	1,479,615	10.625		05/01/19	1,272,469
The Bank of New York Mellon SA (NR/NR)(g)
	400,000	9.625	(b)	05/02/21	—
	520,000	9.625		05/03/21	—

					10,062,935

Venezuela – 4.6%
Petroleos de Venezuela SA (NR/NR)
	145,930,000	6.000		10/28/22	48,520,528
Petroleos de Venezuela SA (CCC-/NR)
	29,810,000	6.000		05/16/24	11,223,465
	83,387,934	6.000		11/15/26	30,478,290
	13,780,000	5.375		04/12/27	4,960,800
	2,180,000	5.500		04/12/37	773,900

					95,956,983

Vietnam(d) – 0.1%
Debt and Asset Trading Corp. (BB-/B1)
	1,960,000	1.000		10/10/25	1,212,750

TOTAL CORPORATE OBLIGATIONS (Cost $545,509,765)					$554,838,383

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – 1.4%
Brazil – 0.2%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
	$16,185,376	6.000%		08/15/40	$ 5,099,117

Egypt(e) – 1.2%
Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)
EGP	67,290,000	0.000	%(b)	08/10/17	$3,641,050
	60,750,000	0.000		08/17/17	3,275,203
	23,150,000	0.000		08/31/17	1,238,116
	73,400,000	0.000	(b)	11/02/17	3,786,500
	55,475,000	0.000		02/08/18	2,726,051
	13,200,000	0.000		03/08/18	644,263
	18,500,000	0.000	(b)	05/03/18	875,616
Arab Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)(b)
	56,175,000	0.000		09/14/17	2,980,437
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)(b)
	65,650,000	0.000		02/15/18	3,214,169
	44,350,000	0.000		05/17/18	2,077,426

					24,458,831

TOTAL STRUCTURED NOTES (Cost $33,094,027)					$ 29,557,948

Municipal Debt Obligations – 0.6%
Puerto Rico – 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CC/Caa3)(d)
	$975,000	6.000%		07/01/44	$ 784,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CC/Caa3)(d)
	305,000	5.125		07/01/37	237,138
	640,000	5.250		07/01/42	497,600
	80,000	6.000		07/01/47	64,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (CC/Caa3)(d)
	305,000	5.000		07/01/33	237,138
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (D/Caa3)(d)(g)
	105,000	5.250		07/01/26	62,344
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (D/Caa3)(d)(g)
	135,000	5.500		07/01/32	79,481
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (D/Caa3)(d)(g)
	135,000	6.000		07/01/39	81,675
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (D/Caa3)(g)
	110,000	4.000		07/01/21	62,906
	140,000	4.500	(d)	07/01/26	80,675
	1,210,000	5.500	(d)	07/01/26	718,437
	390,000	5.000	(d)	07/01/41	221,813
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2009 B (D/Caa3)(d)(g)
	1,385,000	5.750		07/01/38	813,687
Puerto Rico Commonwealth GO Bonds Series 2008 A (D/Caa3)(d)(g)
	1,315,000	5.375		07/01/33	775,850
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Caa3)(d)(g)
	3,205,000	8.000		07/01/35	1,947,037
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (D/Ca)(d)(g)
	4,600,000	5.500		08/01/22	1,184,500
	4,210,000	5.250		08/01/27	1,084,075
	2,035,000	6.750		08/01/32	524,012

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (D/Ca)(d)(g) – (continued)
$3,005,000	5.750%		08/01/37	$ 773,787
2,370,000	6.000		08/01/42	610,275
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (D/Ca)(d)(g)
40,000	4.500		08/01/21	10,300
4,005,000	5.500		08/01/37	1,031,287
490,000	5.375		08/01/39	126,175
310,000	5.500		08/01/42	79,825
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (D/Ca)(d)(g)
70,000	5.000		08/01/35	18,025
25,000	5.375		08/01/36	6,438
25,000	5.375		08/01/38	6,438
1,620,000	5.500		08/01/40	417,150
1,955,000	5.250		08/01/41	503,413
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (D/Ca)(d)(g)
780,000	5.000		08/01/43	200,850
450,000	5.250		08/01/43	115,875

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $25,184,948)				$ 13,357,281

U.S. Treasury Obligations – 2.3%
United States Treasury Bonds
$840,000	2.750%		11/15/42	$ 830,424
760,000	3.125		02/15/43	803,282
880,000	3.125		08/15/44	930,028
5,600,000	2.875	(i)	08/15/45	5,632,536
United States Treasury Notes
14,900,000	1.125	(i)	07/31/21	14,524,669
21,088,000	2.250	(i)	01/31/24	21,287,703
3,500,000	2.250		11/15/25	3,501,085

TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,870,094)				$ 47,509,727

Shares	Distribution Rate			Value
Investment Company(a)(j) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,555	0.845%			$ 14,555
(Cost $14,555)

TOTAL INVESTMENTS — 94.3% (Cost $1,956,801,863)				$1,981,433,003

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreement – 0.2%
Citigroup Reverse Repurchase Agreement (NR/NR)
$(3,240,000)	0.500%	06/05/18	$ (3,240,000)
(Cost $(3,240,000))

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.9%			123,857,411

NET ASSETS – 100.0%			$2,102,050,414

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $554,537,028, which represents approximately 26.4% of net assets as of June 30, 2017.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2017.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2017.

(g)	Security is currently in default and/or non-income producing.

(h)	Pay-in-kind securities.

(i)	A portion of this security is segragated as collateral for initial margin requirement on futures transactions.

(j)	Represents an Affiliated Fund.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Investment Abbreviations:
EURO	— Euro Offered Rate
GO	— General Obligation
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	BRL	83,900,450	USD	25,228,000	$25,296,473	07/05/17	$68,476
	CLP	1,374,778,542	USD	2,047,447	2,067,507	08/30/17	20,060
	CNH	9,119,841	USD	1,327,746	1,338,958	08/30/17	11,212
	CNH	150,486,069	USD	21,931,312	22,061,686	09/20/17	130,374
	CNY	9,861,225	USD	1,431,445	1,445,843	09/28/17	14,398
	COP	3,954,405,000	USD	1,283,481	1,284,738	09/14/17	1,257
	CZK	185,036,135	EUR	6,923,657	8,092,946	07/03/17	183,877
	CZK	203,827,296	EUR	7,618,225	8,919,350	07/10/17	213,565
	CZK	976,549,218	EUR	37,024,817	42,929,361	09/20/17	459,341
	CZK	151,433,638	EUR	5,664,884	6,657,521	09/21/17	159,146
	CZK	229,756,938	EUR	8,536,000	10,109,738	10/03/17	311,206
	CZK	166,104,433	EUR	6,221,000	7,332,186	11/09/17	175,907
	CZK	220,727,861	EUR	8,251,275	9,753,449	11/21/17	255,124
	CZK	68,329,825	EUR	2,552,954	3,019,596	11/22/17	80,634
	CZK	341,556,358	EUR	12,804,522	15,144,843	01/03/18	370,412
	EUR	11,912,119	PLN	50,507,941	13,664,022	09/20/17	38,881
	EUR	2,044,000	USD	2,335,955	2,341,294	08/24/17	5,339
	HUF	2,642,304,153	USD	9,691,372	9,804,991	09/20/17	113,619
	INR	1,880,420,547	USD	28,709,823	29,047,193	07/14/17	337,370
	INR	90,579,356	USD	1,398,000	1,398,238	07/20/17	238
	INR	820,062,900	USD	12,648,460	12,653,212	07/24/17	4,752
	KRW	5,667,273,368	USD	4,899,646	4,950,242	07/13/17	50,596
	KRW	335,496,765	USD	292,601	293,087	07/31/17	486
	MXN	825,287,538	USD	44,736,296	44,893,818	09/20/17	157,522
	MYR	5,113,986	USD	1,180,378	1,186,959	07/27/17	6,581
	PEN	10,733,237	USD	3,241,201	3,286,188	08/29/17	44,987
	PHP	357,502,723	USD	7,044,000	7,062,480	07/31/17	18,480
	PLN	31,084,869	EUR	7,292,682	8,385,527	09/20/17	20,318
	RUB	786,145,329	USD	13,119,185	13,272,502	07/20/17	153,317
	SGD	9,720,979	USD	7,005,000	7,069,837	09/20/17	64,837
	TRY	61,306,877	USD	16,939,732	17,026,441	09/20/17	86,709
	TWD	40,209,921	USD	1,303,824	1,323,191	07/11/17	19,367
	TWD	253,779,272	USD	8,332,045	8,349,519	07/20/17	17,474
	TWD	7,112,939	USD	233,288	233,971	07/31/17	683
	USD	7,752,277	ARS	126,804,000	7,603,070	07/06/17	149,207
	USD	10,455,464	ARS	171,757,420	10,258,257	07/13/17	197,207
	USD	47,230,994	BRL	155,474,652	46,876,511	07/05/17	354,483
	USD	1,402,000	CLP	927,731,440	1,397,437	07/03/17	4,563
	USD	2,102,000	CLP	1,395,263,458	2,100,824	07/17/17	1,176
	USD	2,793,129	CLP	1,847,342,517	2,780,938	07/24/17	12,191
	USD	5,590,572	CLP	3,706,190,240	5,573,680	08/30/17	16,892
	USD	8,291,245	CNH	56,505,376	8,283,848	09/20/17	7,396
	USD	2,650,470	COP	7,738,046,250	2,523,885	08/11/17	126,585
	USD	1,346,457	COP	3,994,263,812	1,297,688	09/14/17	48,769
	USD	5,504,102	HKD	42,620,522	5,472,446	09/29/17	31,656
	USD	13,950,645	HKD	108,084,016	13,879,010	10/03/17	71,635
	USD	11,481,000	HKD	88,944,455	11,422,718	10/10/17	58,282
	USD	37,614,528	HKD	290,991,256	37,461,149	03/27/18	153,379
	USD	13,641,000	HKD	105,665,437	13,608,409	05/11/18	32,591
	USD	3,504,000	IDR	46,708,320,000	3,495,176	07/21/17	8,824
	USD	3,659,065	IDR	48,822,171,815	3,650,256	07/31/17	8,809
	USD	3,359,945	IDR	45,011,500,480	3,355,937	08/25/17	4,008
	USD	12,752,878	INR	823,070,748	12,714,121	07/14/17	38,757
	USD	1,402,000	INR	90,587,426	1,398,362	07/20/17	3,638

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC (continued)	USD	1,886,185	INR	122,189,907	$1,885,337	07/24/17	$848
	USD	1,382,000	KRW	1,544,385,000	1,349,431	07/03/17	32,569
	USD	8,200,844	KRW	9,258,343,020	8,086,902	07/12/17	113,942
	USD	59,362,338	KRW	67,062,127,111	58,577,327	07/13/17	785,009
	USD	3,487,500	KRW	3,906,453,375	3,412,307	07/17/17	75,193
	USD	5,400,562	KRW	6,110,568,624	5,337,694	07/19/17	62,868
	USD	3,506,000	KRW	3,987,356,270	3,483,055	07/20/17	22,945
	USD	1,413,000	KRW	1,600,929,000	1,398,515	07/26/17	14,485
	USD	1,409,000	KRW	1,609,547,197	1,406,086	07/31/17	2,914
	USD	1,360,560	KRW	1,544,385,000	1,350,282	09/27/17	10,278
	USD	13,269,032	MXN	239,306,994	13,067,774	08/25/17	201,258
	USD	36,015,741	MXN	657,486,327	35,765,804	09/20/17	249,937
	USD	37,081,482	RUB	2,133,580,060	36,021,260	07/20/17	1,060,224
	USD	3,350,875	TRY	12,006,873	3,334,606	09/20/17	16,269
	USD	8,477,475	TWD	255,377,837	8,403,735	07/11/17	73,738
	USD	3,487,000	TWD	105,738,045	3,478,932	07/19/17	8,068
	USD	10,248,734	TWD	308,333,158	10,142,204	08/30/17	106,529
	USD	12,818,922	TWD	386,549,559	12,719,072	09/29/17	99,851
	USD	10,878,265	TWD	328,066,708	10,799,681	10/20/17	78,584
	USD	11,119,013	ZAR	145,763,922	10,990,364	09/20/17	128,649

TOTAL							$8,070,751

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	ARS	126,804,000	USD	7,708,450	$7,603,070	07/06/17	$(105,379)
	ARS	67,911,652	USD	4,218,115	4,029,090	07/25/17	(189,024)
	BRL	71,575,684	USD	21,675,319	21,580,484	07/05/17	(94,835)
	BRL	40,242,271	USD	12,142,864	12,058,778	08/02/17	(84,086)
	CLP	927,731,440	USD	1,405,121	1,397,437	07/03/17	(7,685)
	CLP	690,276,320	USD	1,046,000	1,039,337	07/17/17	(6,663)
	CLP	7,724,593,419	USD	11,628,522	11,616,890	08/30/17	(11,632)
	COP	21,253,908,748	USD	7,221,569	6,932,295	08/11/17	(289,274)
	COP	12,171,976,617	USD	4,128,543	3,954,528	09/14/17	(174,015)
	EUR	7,038,271	CZK	185,036,134	8,039,995	07/03/17	(52,951)
	EUR	15,761,120	CZK	412,083,567	18,079,092	09/20/17	(36,211)
	EUR	2,355,852	HUF	728,712,264	2,702,325	09/20/17	(1,761)
	HUF	1,420,401,101	EUR	4,599,350	5,270,786	09/20/17	(4,985)
	IDR	270,456,604,864	USD	20,236,260	20,164,518	08/25/17	(71,742)
	INR	1,239,948,446	USD	19,224,000	19,153,706	07/14/17	(70,294)
	INR	450,982,821	USD	6,976,847	6,958,468	07/24/17	(18,379)
	INR	685,034,932	USD	10,596,000	10,562,562	07/31/17	(33,438)
	KRW	1,544,385,000	USD	1,358,776	1,349,431	07/03/17	(9,345)
	KRW	8,976,315,339	USD	7,940,362	7,840,559	07/12/17	(99,804)
	KRW	54,452,831,281	USD	48,257,763	47,563,380	07/13/17	(694,384)
	KRW	23,134,738,661	USD	20,313,767	20,208,772	07/20/17	(104,995)
	KRW	15,956,310,105	USD	14,037,000	13,938,870	07/26/17	(98,130)
	KRW	2,417,508,150	USD	2,117,000	2,111,914	07/31/17	(5,086)
	KRW	17,157,638,926	USD	15,127,525	15,001,214	09/27/17	(126,311)
	MXN	396,821,875	USD	21,732,982	21,586,234	09/20/17	(146,748)
	MYR	10,355,576	USD	2,411,189	2,407,450	07/05/17	(3,740)
	MYR	10,355,576	USD	2,405,476	2,403,534	07/27/17	(1,942)
	PHP	339,965,040	USD	6,825,237	6,692,752	09/14/17	(132,485)
	PLN	451,158,636	EUR	107,020,783	121,705,610	09/20/17	(1,054,608)
	RUB	1,896,736,131	USD	32,692,772	32,022,621	07/20/17	(670,151)
	TRY	68,174,986	USD	19,028,000	18,933,885	09/20/17	(94,115)
	TWD	105,422,880	USD	3,486,000	3,469,158	07/11/17	(16,842)
	TWD	209,964,335	USD	6,974,000	6,908,421	07/17/17	(65,579)
	TWD	212,278,957	USD	6,997,000	6,984,129	07/20/17	(12,871)
	TWD	92,512,500	USD	3,059,276	3,043,074	08/17/17	(16,202)
	USD	2,790,000	CLP	1,855,762,920	2,794,190	07/17/17	(4,190)
	USD	26,624,658	CNH	182,538,212	26,760,621	09/20/17	(135,963)
	USD	177,282,034	EUR	156,697,471	179,488,688	08/24/17	(2,206,654)
	USD	14,079,138	EUR	12,546,965	14,392,234	09/20/17	(313,096)
	USD	11,079,004	INR	730,223,450	11,279,892	07/14/17	(200,888)
	USD	3,335,724	KRW	3,819,403,980	3,336,598	07/31/17	(874)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC (continued)	USD	1,400,000	MXN	25,791,290	$1,402,989	09/20/17	$(2,989)
	USD	1,255,812	MYR	5,440,806	1,261,748	08/17/17	(5,936)
	USD	3,349,629	PLN	12,650,884	3,412,732	09/20/17	(63,103)
	USD	2,113,000	RUB	125,617,850	2,120,808	07/20/17	(7,808)
	USD	12,764,542	SGD	17,662,480	12,845,502	09/20/17	(80,960)
	USD	4,922,000	TRY	17,775,088	4,936,583	09/20/17	(14,583)
	USD	5,565,900	TWD	169,945,846	5,592,420	07/11/17	(26,520)
	USD	3,506,000	TWD	106,613,954	3,507,675	07/20/17	(1,675)
	USD	15,441,000	TWD	470,144,981	15,464,786	07/31/17	(23,786)
	USD	18,319,849	TWD	558,938,605	18,385,534	08/17/17	(65,684)
	USD	1,409,000	ZAR	18,698,135	1,409,809	09/20/17	(809)
	ZAR	160,506,095	USD	12,296,553	12,101,901	09/20/17	(194,652)

TOTAL							$(7,955,862)

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(467)	December 2018	$(114,648,500)	$(117,482)
Ultra Long U.S. Treasury Bonds	414	September 2017	68,672,250	985,145
2 Year U.S. Treasury Notes	276	September 2017	59,646,188	(69,887)
5 Year U.S. Treasury Notes	872	September 2017	102,752,938	(407,891)
10 Year U.S. Treasury Notes	361	September 2017	45,316,781	(471,782)
20 Year U.S. Treasury Bonds	470	September 2017	72,233,125	529,284

TOTAL				$447,387

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty		Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Morgan Stanley & Co. International PLC	KRW	18,832,760	10/06/17	2.239%	3 month KWCDC	$39,221
		767,460	10/13/17	2.250	3 month KWCDC	1,660
		3,709,820	10/14/17	2.245	3 month KWCDC	8,181
		3,709,830	10/14/17	2.250	3 month KWCDC	8,229
		4,044,740	10/14/17	2.240	3 month KWCDC	8,868
		7,739,660	11/04/17	2.060	3 month KWCDC	15,678
		8,360	01/02/18	14.460	1 month Brazilian Interbank Deposit Average	96,252
	MXN	60,090	09/25/18	Mexico Interbank TIIE 28 Days	5.180%	76,279
	BRL	21,410	01/02/20	10.160	1 month Brazilian Interbank Deposit Average	82,184
		21,440	01/02/20	10.155	1 month Brazilian Interbank Deposit Average	81,685
		30,590	01/02/20	10.200	1 month Brazilian Interbank Deposit Average	124,180
		46,940	01/02/20	9.115	1 month Brazilian Interbank Deposit Average	(111,670)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty		Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Morgan Stanley & Co. International PLC (continued)		21,500	01/04/21	11.743%	1 month Brazilian Interbank Deposit Average	$(263,192)
		23,540	01/04/21	9.956	1 month Brazilian Interbank Deposit Average	(18,391)
		50,630	01/04/21	11.980	1 month Brazilian Interbank Deposit Average	698,516
		59,390	01/04/21	1 month Brazilian Interbank Deposit Average	10.950%	(428,931)
		16,310	01/02/23	10.074	1 month Brazilian Interbank Deposit Average	(50,497)
		25,000	01/02/23	14.558	1 month Brazilian Interbank Deposit Average	959,000
	MXN	14,640	03/03/26	6.930	Mexico Interbank TIIE 28 Days	(8,683)

TOTAL						$1,318,569

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
		Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	4,920	09/20/19	6 month EURO	0.000%	$(16,134)	$7,234
		15,870	09/20/20	6 month EURO	0.000	(23,715)	52,144
		29,840	09/20/22	6 month EURO	0.250	(103,259)	238,124
		34,430	09/20/24	6 month EURO	0.500	(114,235)	369,650
		$15,300	09/20/27	3 month LIBOR	2.500	(474,737)	193,933
	EUR	42,390	09/20/27	6 month EURO	1.000	(1,008,344)	752,501
		14,490	09/20/37	6 month EURO	1.250	396,233	267,522
		620	09/20/47	1.250%	6 month EURO	(37,184)	(15,856)

TOTAL						$(1,381,375)	$1,865,252

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250% 10/28/17	$1,100	(1.000)	03/20/19	0.212%	$(715)	$(14,156)
	People’s Republic of China, 4.250% 10/28/17	2,680	(1.000)	06/20/19	0.240	(6,489)	(33,457)
	People’s Republic of China, 7.500%, 10/28/27	9,500	(1.000)	12/20/20	0.447	58,311	(236,518)
	People’s Republic of China, 7.500%, 10/28/27	12,670	(1.000)	06/20/21	0.511	109,758	(348,246)
	Republic of Turkey, 11.875%, 01/15/30	3,640	(1.000)	12/20/21	1.759	261,844	(145,294)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC	People’s Republic of China, 4.250% 10/28/17	$4,140	(1.000)	03/20/19	0.212%	$(5,568)	$(50,402)
	People’s Republic of China, 7.500%, 10/28/27	8,490	(1.000)	03/20/19	0.212	(48,750)	(66,029)
	People’s Republic of China, 4.250% 10/28/17	3,350	(1.000)	09/20/19	0.280	(21,620)	(31,538)
	People’s Republic of China, 7.500%, 10/28/27	7,030	(1.000)	06/20/21	0.511	30,380	(162,707)
	People’s Republic of China, 7.500%, 10/28/27	17,730	(1.000)	12/20/21	0.617	(28,165)	(263,768)
	Republic of South Africa, 5.500, 03/09/20	1,800	(1.000)	06/20/22	1.972	71,552	9,296
	People’s Republic of China, 7.500%, 10/28/27	18,480	(1.000)	06/20/22	0.700	(172,262)	(89,742)
Citibank NA	People’s Republic of China, 4.250% 10/28/17	31,240	(1.000)	03/20/19	0.212	(49,702)	(372,761)
	People’s Republic of China, 4.250% 10/28/17	21,330	(1.000)	06/20/19	0.240	(29,385)	(288,541)
	People’s Republic of China, 7.500%, 10/28/27	20,690	(1.000)	12/20/20	0.447	150,589	(539,704)
	People’s Republic of China, 7.500%, 10/28/27	79,770	(1.000)	06/20/21	0.511	415,141	(1,916,631)
	Republic of Turkey, 11.875%, 01/15/30	690	(1.000)	12/20/21	1.759	49,029	(26,936)
	Republic of South Africa, 4.300, 10/12/28	920	(1.000)	06/20/22	1.972	39,651	1,671
	People’s Republic of China, 7.500%, 10/28/27	9,400	(1.000)	06/20/22	0.700	(141,188)	7,918
Deutsche Bank AG	People’s Republic of China, 7.500%, 10/28/27	5,280	(1.000)	12/20/20	0.447	33,689	(132,734)
	People’s Republic of China, 7.500%, 10/28/27	28,030	(1.000)	06/20/21	0.511	86,568	(614,177)
	People’s Republic of China, 7.500%, 10/28/27	15,570	(1.000)	12/20/21	0.617	51,868	(308,236)
	Republic of Turkey, 11.875%, 01/15/30	2,460	(1.000)	12/20/21	1.759	176,029	(97,622)
	Republic of South Africa, 4.300, 10/12/28	2,470	(1.000)	06/20/22	1.972	103,707	7,233
	Republic of South Africa, 5.500, 03/09/20	2,480	(1.000)	06/20/22	1.972	107,631	3,758
JPMorgan Securities, Inc.	People’s Republic of China, 4.250% 10/28/17	10,100	(1.000)	03/20/19	0.212	(21,439)	(115,105)
	People’s Republic of China, 4.250% 10/28/17	2,690	(1.000)	06/20/19	0.240	(6,034)	(34,060)
	People’s Republic of China, 7.500%, 10/28/27	18,200	(1.000)	12/20/20	0.447	93,289	(434,696)
	People’s Republic of China, 7.500%, 10/28/27	21,650	(1.000)	06/20/21	0.511	60,615	(468,137)
	People’s Republic of China, 7.500%, 10/28/27	1,650	(1.000)	12/20/21	0.617	5,550	(32,718)
	Republic of South Africa, 5.500, 03/09/20	1,910	(1.000)	06/20/22	1.972	76,191	9,597
	People’s Republic of China, 7.500%, 10/28/27	14,680	(1.000)	06/20/22	0.700	(217,338)	9,209
Morgan Stanley & Co. International PLC	Republic of Turkey, 11.875%, 01/15/30	1,430	(1.000)	12/20/21	1.759	100,076	(54,289)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

UBS AG (London)	People’s Republic of China, 7.500%, 10/28/27	$18,520	(1.000)	06/20/21	0.511%	$67,897	$(416,500)

TOTAL						$1,400,710	$(7,246,022)

Protection Sold:
Barclays Bank PLC	Republic of Colombia, 10.375%, 01/28/33	5,720	1.000	12/20/19	0.661	(117,408)	164,597
Citibank NA	Republic of Chile, 3.875%, 08/05/20	11,510	1.000	12/20/20	0.441	(109,076)	328,804

TOTAL						$(226,484)	$493,401

TOTAL						$1,174,226	$(6,752,621)

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,959,979,658

Gross unrealized gain	59,872,332
Gross unrealized loss	(38,418,987)

Net unrealized security gain	$21,453,345

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 89.8%
Aerospace & Defense – 0.8%
Bombardier, Inc. (B-/B3)(a)
$10,450,000	8.750%		12/01/21	$ 11,599,500
1,050,000	6.000	(b)	10/15/22	1,048,687
7,500,000	7.500	(b)	03/15/25	7,771,875
TransDigm, Inc. (B-/B3)(b)
5,000,000	6.500		05/15/25	5,106,250
3,300,000	6.375		06/15/26	3,349,500

				28,875,812

Automotive(c) – 0.0%
General Motors Liquidation Co. (NR/NR)
2,000,000	7.700		04/15/16	—
7,125,000	7.125		07/15/13	—
1,000,000	8.800		03/01/49	—
14,500,000	8.375		07/15/49	—

				—

Automotive Parts – 1.3%
American Axle & Manufacturing, Inc. (B/B2)(a)(b)
15,000,000	6.250		04/01/25	14,606,250
CB Lear Corp. (NR/NR)(c)
6,750,000	8.500		12/01/13	—
Cooper-Standard Automotive, Inc. (B+/B2)(a)(b)
10,000,000	5.625		11/15/26	10,050,000
Gates Global LLC (B/Caa2)(a)(b)
15,000,000	6.000		07/15/22	15,000,000
The Goodyear Tire & Rubber Co. (BB/Ba3)(b)
5,000,000	5.000		05/31/26	5,181,250

				44,837,500

Banks – 3.4%
Ally Financial, Inc. (BB+/NR)
8,450,000	4.125		02/13/22	8,661,250
Bank of America Corp. (BB+/Ba2)(b)(d)
8,050,000	6.250		09/29/49	8,744,313
1,830,000	8.125		12/29/49	1,898,625
7,000,000	8.000		12/31/49	7,210,000
Barclays PLC (B+/Ba2)(b)(d)
8,250,000	7.875		12/29/49	8,914,702
Citigroup, Inc. (BB+/Ba2)(b)(d)
9,200,000	5.900		12/29/49	9,798,000
5,000,000	6.300		12/29/49	5,325,000
Credit Suisse Group AG (BB/NR)(a)(b)(d)
10,000,000	7.500		12/29/49	11,212,500
Deutsche Bank AG (BB+/Ba2)
10,000,000	4.500		04/01/25	9,933,660
Intesa Sanpaolo SpA (BB/Ba1)(a)
2,500,000	5.017		06/26/24	2,537,500
6,500,000	5.710		01/15/26	6,873,750
Royal Bank of Scotland Group PLC (B/Ba3)(b)(d)
12,000,000	7.500		12/29/49	12,375,000
Royal Bank of Scotland Group PLC (B+/Ba3)(b)(d)
4,800,000	7.640		12/31/49	4,590,000
UBS Group AG (BB+/NR)(b)(d)
10,000,000	6.875		12/29/49	10,704,300
UniCredit SpA (BB/Ba1)(a)(b)(d)
9,300,000	5.861		06/19/32	9,513,109

				118,291,709

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Building Materials – 2.4%
Anixter, Inc. (BB/Ba3)
	$6,500,000	5.500%	03/01/23	$ 6,938,750
Atrium Windows & Doors, Inc. (B-/Caa1)(a)(b)
	10,450,000	7.750	05/01/19	10,345,500
BMC East LLC (BB-/B2)(a)(b)
	6,150,000	5.500	10/01/24	6,411,375
Cemex SAB de CV (BB-/NR)(a)(b)
	5,000,000	7.750	04/16/26	5,718,750
Gibraltar Industries, Inc. (BB/B2)(b)
	5,000,000	6.250	02/01/21	5,143,750
Masonite International Corp. (BB/Ba3)(a)(b)
	6,000,000	5.625	03/15/23	6,270,000
Standard Industries, Inc. (BBB-/Ba2)(a)(b)
	8,000,000	5.375	11/15/24	8,430,000
	10,100,000	5.000	02/15/27	10,302,000
Summit Materials LLC/Summit Materials Finance Corp. (BB-/B3)(b)
	10,000,000	6.125	07/15/23	10,475,000
Summit Materials LLC/Summit Materials Finance Corp. (BB-/B3)(a)(b)
	3,150,000	5.125	06/01/25	3,244,500
USG Corp. (BB+/Ba2)(a)(b)
	9,100,000	4.875	06/01/27	9,350,250

				82,629,875

Chemicals – 1.9%
Kraton Polymers LLC/Kraton Polymers Capital Corp. (B-/B3)(a)(b)
	3,450,000	7.000	04/15/25	3,631,125
LyondellBasell Industries NV (NR/NR)
EUR	2,250,000	1.000	08/15/15	12,849
Momentive Performance Materials, Inc. (NR/NR)(c)
	$3,110,000	8.875	10/15/20	—
Nell AF SARL (NR/NR)
	10,625,000	8.375	12/30/49	53,125
NOVA Chemicals Corp. (BB+/Ba2)(a)(b)
	8,600,000	5.250	06/01/27	8,576,780
PQ Corp. (B+/B2)(a)(b)
	5,850,000	6.750	11/15/22	6,288,750
Rain CII Carbon LLC/CII Carbon Corp. (B+/B1)(a)(b)
	6,950,000	7.250	04/01/25	7,123,750
SPCM SA (BB+/Ba2)(a)(b)
	4,950,000	4.875	09/15/25	5,030,438
Valvoline, Inc. (BB/Ba3)(a)(b)
	4,150,000	5.500	07/15/24	4,388,625
Versum Materials, Inc. (BB/Ba3)(a)(b)
	14,000,000	5.500	09/30/24	14,717,500
WR Grace & Co-Conn (BB+/Ba3)(a)
	2,400,000	5.125	10/01/21	2,571,000
	12,200,000	5.625	10/01/24	13,038,750

				65,432,692

Construction Machinery(a)(b) – 0.7%
Accudyne Industries Borrower/Accudyne Industries LLC (CCC/Caa3)
	7,500,000	7.750	12/15/20	7,528,125
ATS Automation Tooling Systems, Inc. (B+/B2)
	3,400,000	6.500	06/15/23	3,553,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Construction Machinery(a)(b) – (continued)
Shape Technologies Group, Inc. (B/B2)
$11,350,000	7.625%		02/01/20	$ 11,789,813

				22,870,938

Consumer Cyclical Services - Business(b) – 0.4%
Equinix, Inc. (BB+/B1)
12,745,000	5.375		05/15/27	13,605,288

Consumer Cyclical Services - Rental Equipment(b) – 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (BB-/B1)(a)
7,350,000	5.250		03/15/25	6,936,563
The Hertz Corp. (B-/B3)
2,650,000	5.875		10/15/20	2,557,250
The Hertz Corp. (BB-/B1)(a)
5,400,000	7.625		06/01/22	5,393,250

				14,887,063

Consumer Products - Household & Leisure(b) – 0.1%
Spectrum Brands, Inc. (BB-/B2)
5,000,000	6.625		11/15/22	5,250,000

Consumer Products - Industrial(b) – 0.2%
WESCO Distribution, Inc. (BB-/B1)
8,000,000	5.375		12/15/21	8,290,000

Emerging Markets(a)(b) – 1.0%
Digicel Group Ltd. (NR/Caa1)
11,800,000	8.250		09/30/20	11,047,750
5,000,000	7.125		04/01/22	4,381,500
Digicel Ltd. (NR/B1)
20,000,000	6.750		03/01/23	18,825,000

				34,254,250

Energy – 0.2%
Petrobras Global Finance BV (BB-/B1)
8,032,000	7.375		01/17/27	8,495,848

Energy - Coal(a)(b) – 0.5%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. (BB-/B1)
7,000,000	7.500		05/01/25	7,350,000
Murray Energy Corp. (CCC/Caa2)
12,900,000	11.250		04/15/21	9,707,250

				17,057,250

Energy - Exploration & Production – 5.5%
Antero Resources Corp. (BB/Ba3)(b)
7,700,000	5.375		11/01/21	7,757,750
6,100,000	5.125		12/01/22	6,115,250
4,150,000	5.625		06/01/23	4,212,250
7,300,000	5.000	(a)	03/01/25	7,099,250
Berry Petroleum Co. LLC (NR/NR)(c)
2,050,000	6.750		11/01/20	—
28,160,000	6.375		09/15/22	—
California Resources Corp. (CCC+/Caa3)(a)(b)
8,000,000	8.000		12/15/22	5,060,000
California Resources Corp. (D/Ca)(b)
8,023,000	6.000		11/15/24	4,171,960
Chesapeake Energy Corp. (CCC/Caa2)
5,600,000	6.625		08/15/20	5,614,000
2,943,000	6.125		02/15/21	2,891,498
1,800,000	5.375	(b)	06/15/21	1,701,000
8,050,000	5.750		03/15/23	7,245,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Continental Resources, Inc. (BB+/Ba3)(b)
$5,550,000	5.000%		09/15/22	$ 5,452,875
8,650,000	4.500		04/15/23	8,260,750
Denbury Resources, Inc. (CCC+/Caa2)(b)
1,550,000	5.500		05/01/22	868,000
5,150,000	4.625		07/15/23	2,729,500
Gulfport Energy Corp. (B+/B2)(a)(b)
3,300,000	6.000		10/15/24	3,209,250
5,700,000	6.375		05/15/25	5,600,250
Halcon Resources Corp. (B+/Caa1)(a)(b)
3,550,000	12.000		02/15/22	4,047,000
Halcon Resources Corp. (B-/Caa1)(a)(b)
10,000,000	6.750		02/15/25	9,000,000
Jones Energy Holdings LLC/Jones Energy Finance Corp. (NR/Caa2)(b)
8,000,000	6.750		04/01/22	5,640,000
Laredo Petroleum, Inc. (B/B3)(b)
3,150,000	5.625		01/15/22	3,071,250
5,000,000	7.375		05/01/22	5,075,000
10,000,000	6.250		03/15/23	9,925,000
MEG Energy Corp. (BB-/Caa2)(a)(b)
8,000,000	6.375		01/30/23	6,180,000
6,000,000	7.000		03/31/24	4,620,000
Oasis Petroleum, Inc. (B+/B3)(b)
7,125,000	6.875		03/15/22	6,911,250
Range Resources Corp. (BB+/B1)(b)
2,000,000	5.000	(a)	08/15/22	1,965,000
6,950,000	4.875		05/15/25	6,602,500
Rice Energy, Inc. (BB-/B3)(b)
1,100,000	6.250		05/01/22	1,146,750
6,900,000	7.250		05/01/23	7,434,750
Seven Generations Energy Ltd. (B+/Ba3)(a)(b)
7,400,000	6.875		06/30/23	7,686,750
SM Energy Co. (NR/NR)
3,650,000	1.500		07/01/21	3,287,332
SM Energy Co. (B+/B2)(b)
8,000,000	6.500		11/15/21	7,760,000
5,750,000	6.750		09/15/26	5,476,875
Whiting Petroleum Corp. (BB-/B3)(b)
9,500,000	5.000		03/15/19	9,440,625
WPX Energy, Inc. (B+/B3)(b)
7,000,000	8.250		08/01/23	7,586,250

				190,844,915

Energy - Services – 3.1%
Ensco PLC (BB/B1)(b)
5,050,000	4.500		10/01/24	3,888,500
11,100,000	5.750		10/01/44	7,381,500
Nabors Industries, Inc. (BBB-/Ba2)(a)
6,975,000	0.750		01/15/24	5,549,484
Noble Holding International Ltd. (BB-/B2)
738,000	4.900		08/01/20	678,038
12,250,000	7.750	(b)	01/15/24	9,662,187
4,650,000	6.950	(b)	04/01/25	3,563,063
3,750,000	5.250		03/15/42	2,081,250
Precision Drilling Corp. (BB/B3)(a)(b)
3,600,000	7.750		12/15/23	3,564,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Services – (continued)
Rowan Cos., Inc. (B+/B1)(b)
$4,100,000	4.875%		06/01/22	$ 3,802,750
4,100,000	4.750		01/15/24	3,464,500
2,650,000	7.375		06/15/25	2,471,125
7,000,000	5.400		12/01/42	4,935,000
Sunoco LP/Sunoco Finance Corp. (B+/B1)(b)
7,000,000	5.500		08/01/20	7,175,000
3,850,000	6.250		04/15/21	4,023,250
4,800,000	6.375		04/01/23	5,064,000
Transocean, Inc. (B+/Caa1)
4,000,000	5.050	(b)	10/15/22	3,720,000
16,600,000	7.500		04/15/31	13,280,000
Trinidad Drilling Ltd. (BB-/Caa1)(a)(b)
9,300,000	6.625		02/15/25	8,811,750
Weatherford International Ltd. (B/Caa1)
3,000,000	4.500	(b)	04/15/22	2,647,500
2,900,000	8.250	(b)	06/15/23	2,896,375
13,150,000	6.500		08/01/36	11,111,750

				109,771,022

Entertainment & Leisure(b) – 0.3%
Cinemark USA, Inc. (BB/B2)
5,850,000	4.875		06/01/23	5,952,375
Lions Gate Entertainment Corp. (B-/B2)(a)
5,000,000	5.875		11/01/24	5,237,500

				11,189,875

Finance – 2.3%
Ally Financial, Inc. (BB+/NR)
2,600,000	3.600		05/21/18	2,632,500
Ally Financial, Inc. (BB+/Ba3)
8,000,000	3.750		11/18/19	8,170,000
700,000	5.125		09/30/24	738,500
10,000,000	8.000		11/01/31	12,250,000
CIT Group, Inc. (BB+/Ba2)
9,500,000	5.000		08/15/22	10,236,250
Jefferies LoanCore LLC/JLC Finance Corp. (B/B1)(a)(b)
5,000,000	6.875		06/01/20	5,037,500
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)(b)
5,000,000	7.875		10/01/20	5,156,250
Navient Corp. (B+/Ba3)
12,000,000	5.500		01/15/19	12,504,444
6,000,000	5.875		03/25/21	6,369,186
2,850,000	6.625		07/26/21	3,068,837
13,600,000	6.125		03/25/24	14,029,543

				80,193,010

Food(a)(b) – 1.1%
Performance Food Group, Inc. (BB-/B2)
11,000,000	5.500		06/01/24	11,330,000
Post Holdings, Inc. (B/B3)
10,000,000	5.000		08/15/26	9,975,000
Shearer’s Foods LLC/Chip Finance Corp. (B/B3)
6,957,000	9.000		11/01/19	7,261,369
Wells Enterprises, Inc. (BB-/B2)
8,750,000	6.750		02/01/20	9,034,375

				37,600,744

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food and Beverage(a)(b) – 0.3%
Chobani LLC/Chobani Finance Corp., Inc. (CCC+/Caa2)
$9,150,000	7.500%		04/15/25	$ 9,630,375

Gaming – 5.7%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope (CC/Caa1)(b)
12,825,000	11.000		10/01/21	13,754,812
GLP Capital LP/GLP Financing II, Inc. (BB+/Ba1)
9,000,000	5.375		04/15/26	9,798,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (BB/B1)(a)(b)
4,490,000	5.000		06/01/24	4,663,988
10,640,000	5.250		06/01/26	11,198,600
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(b)
8,700,000	5.625		05/01/24	9,472,125
5,000,000	4.500		09/01/26	5,031,250
MGM Resorts International (BB-/B1)
15,000,000	11.375		03/01/18	15,937,500
5,000,000	8.625		02/01/19	5,500,000
10,000,000	6.750		10/01/20	11,037,500
21,000,000	6.625		12/15/21	23,520,000
13,000,000	7.750		03/15/22	15,193,750
Mohegan Gaming & Entertainment (CCC+/B3)(a)(b)
16,000,000	7.875		10/15/24	16,640,000
New Red Finance, Inc. (B+/Ba3)(a)(b)
11,500,000	4.250		05/15/24	11,413,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (B/B2)(a)(b)
10,000,000	6.125		08/15/21	10,100,000
Scientific Games International, Inc. (B-/Caa1)(b)
21,600,000	10.000		12/01/22	23,679,000
Scientific Games International, Inc. (CCC+/Caa1)(b)
4,000,000	6.625		05/15/21	3,975,000
Yum! Brands, Inc. (B+/B2)(b)
7,476,000	5.350		11/01/43	6,784,470

				197,700,495

Gas Distribution(b) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
7,000,000	5.750		05/20/27	7,113,750

Health Care - Medical Products(a) – 0.3%
Fresenius Medical Care US Finance II, Inc. (BB+/Baa3)
4,000,000	5.875		01/31/22	4,450,000
4,500,000	4.750	(b)	10/15/24	4,764,375

				9,214,375

Health Care - Pharmaceuticals(a)(b) – 2.1%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (B-/B3)
10,500,000	6.000		07/15/23	8,820,000
Valeant Pharmaceuticals International, Inc. (B-/Caa1)
23,900,000	5.375		03/15/20	23,033,625
1,650,000	6.375		10/15/20	1,600,500
10,150,000	7.500		07/15/21	9,845,500
5,000,000	5.625		12/01/21	4,525,000
5,000,000	7.250		07/15/22	4,700,000
400,000	5.500		03/01/23	340,000
16,200,000	5.875		05/15/23	13,891,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Pharmaceuticals(a)(b) – (continued)
Valeant Pharmaceuticals International, Inc. (BB-/Ba3)
$6,700,000	7.000%		03/15/24	$ 7,060,125

				73,816,250

Health Care - Services – 7.5%
Acadia Healthcare Co., Inc. (B/B3)(b)
8,350,000	5.625		02/15/23	8,663,125
Centene Corp. (BB+/Ba2)(b)
4,000,000	5.625		02/15/21	4,170,000
6,550,000	6.125		02/15/24	7,074,000
1,930,000	4.750		01/15/25	1,992,725
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (B-/B3)(a)(b)
16,600,000	5.750		03/01/25	16,994,250
CHS/Community Health Systems, Inc. (CCC+/Caa1)(b)
16,900,000	8.000		11/15/19	16,984,500
9,550,000	7.125		07/15/20	9,311,250
3,350,000	6.875		02/01/22	2,922,875
HCA, Inc. (B+/B1)
10,000,000	7.500		02/15/22	11,512,500
1,050,000	5.375		02/01/25	1,107,750
HCA, Inc. (BBB-/Ba1)
25,000,000	6.500		02/15/20	27,281,250
10,800,000	4.750		05/01/23	11,421,000
18,000,000	5.000		03/15/24	19,057,500
15,000,000	5.250		04/15/25	16,125,000
MPH Acquisition Holdings LLC (B-/Caa1)(a)(b)
5,900,000	7.125		06/01/24	6,298,250
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)(b)
1,000,000	6.375		03/01/24	1,087,630
5,000,000	5.500		05/01/24	5,225,000
2,950,000	5.250		08/01/26	3,066,791
Sterigenics-Nordion Topco LLC (CCC+/Caa2)(a)(b)(e)
7,000,000	8.125		11/01/21	7,175,000
Team Health Holdings, Inc. (CCC+/Caa1)(a)(b)
15,670,000	6.375		02/01/25	15,199,900
Tenet Healthcare Corp. (B-/Ba3)(a)(b)
5,000,000	7.500		01/01/22	5,412,500
Tenet Healthcare Corp. (BB-/Ba3)(b)(d)
11,600,000	4.746		06/15/20	11,716,000
Tenet Healthcare Corp. (CCC+/Caa1)
2,000,000	5.000		03/01/19	2,097,500
3,700,000	8.000	(b)	08/01/20	3,755,500
6,050,000	8.125		04/01/22	6,420,562
15,000,000	6.750		06/15/23	14,962,500
THC Escrow Corp. III (B-/Ba3)(a)(b)
17,050,000	5.125		05/01/25	17,113,937
THC Escrow Corp. III (CCC+/Caa1)(a)(b)
6,450,000	7.000		08/01/25	6,433,875

				260,582,670

Home Builders(b) – 0.6%
Beazer Homes USA, Inc. (NR/B3)
7,150,000	8.750		03/15/22	7,936,500
Shea Homes LP/Shea Homes Funding Corp. (BB-/B2)(a)
1,550,000	5.875		04/01/23	1,590,688
William Lyon Homes, Inc. (B-/B3)
12,500,000	5.875		01/31/25	12,875,000

				22,402,188

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Home Construction – 1.5%
Beazer Homes USA, Inc. (B-/B3)(b)
$10,350,000	7.250%	02/01/23	$ 10,764,000
Brookfield Residential Properties, Inc. (B+/B1)(a)(b)
5,000,000	6.125	07/01/22	5,200,000
6,500,000	6.375	05/15/25	6,792,500
Lennar Corp. (BB/Ba1)(b)
8,000,000	4.750	11/15/22	8,510,000
Toll Brothers Finance Corp. (BB+/Ba1)(b)
9,000,000	4.375	04/15/23	9,258,750
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba3)
1,350,000	4.375	06/15/19	1,383,750
8,000,000	5.875	06/15/24	8,450,000
William Lyon Homes, Inc. (B-/B3)(b)
400,000	7.000	08/15/22	415,500

			50,774,500

Life Insurance(a)(b) – 0.1%
Fidelity & Guaranty Life Holdings, Inc. (BB-/Ba2)
5,000,000	6.375	04/01/21	5,150,000

Lodging(a)(b)(e) – 0.2%
New Cotai LLC/New Cotai Capital Corp. (NR/NR)
7,059,617	10.625	05/01/19	6,071,271

Machinery(b) – 1.1%
AECOM (BB/NR)
6,350,000	5.125	03/15/27	6,365,875
AECOM (BB/Ba3)
9,000,000	5.875	10/15/24	9,742,500
Oshkosh Corp. (BB+/Ba3)
5,150,000	5.375	03/01/25	5,388,187
Park-Ohio Industries, Inc. (B/B3)(a)
14,900,000	6.625	04/15/27	15,663,625

			37,160,187

Media - Broadcasting & Radio(b) – 3.2%
AMC Networks, Inc. (BB/Ba3)
5,000,000	5.000	04/01/24	5,125,000
Clear Channel Worldwide Holdings, Inc. (B-/Caa1)
14,000,000	7.625	03/15/20	13,912,500
iHeartCommunications, Inc. (C/Ca)(e)
10,317,262	14.000	02/01/21	2,115,039
iHeartCommunications, Inc. (CC/Caa1)
16,000,000	9.000	12/15/19	12,560,000
14,600,000	9.000	03/01/21	10,913,500
Nexstar Broadcasting, Inc. (B+/B3)(a)
10,000,000	5.625	08/01/24	10,100,000
Sirius XM Radio, Inc. (BB/Ba3)(a)
4,450,000	3.875	08/01/22	4,483,375
7,000,000	6.000	07/15/24	7,437,500
10,000,000	5.375	04/15/25	10,337,500
9,200,000	5.000	08/01/27	9,257,500
Tribune Media Co. (BB-/B3)
8,750,000	5.875	07/15/22	9,165,625
Univision Communications, Inc. (BB-/B2)(a)
5,000,000	6.750	09/15/22	5,200,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Broadcasting & Radio(b) – (continued)
Univision Communications, Inc. (BB-/B2)(a)
$10,000,000	5.125%		05/15/23	$ 10,062,500

				110,670,039

Media - Cable – 5.9%
Adelphia Communications Corp. (NR/NR)(b)
2,000,000	10.250		06/15/49	—
Altice US Finance I Corp. (BB/Ba3)(a)(b)
20,000,000	5.500		05/15/26	20,975,000
CCO Holdings LLC/CCO Holdings Capital Corp. (BB+/B1)(b)
4,000,000	5.750		09/01/23	4,170,000
18,900,000	5.875	(a)	04/01/24	20,152,125
23,250,000	5.750	(a)	02/15/26	24,877,500
3,555,000	5.500	(a)	05/01/26	3,759,412
7,500,000	5.875	(a)	05/01/27	7,987,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B/Caa1)(a)(b)
5,250,000	7.750		07/15/25	5,814,375
CSC Holdings LLC (B/B2)
3,100,000	7.875		02/15/18	3,204,625
3,000,000	8.625		02/15/19	3,285,000
5,000,000	5.250		06/01/24	5,068,750
CSC Holdings LLC (BB/Ba1)(a)(b)
22,900,000	5.500		04/15/27	24,245,375
DISH DBS Corp. (B+/Ba3)
7,500,000	7.875		09/01/19	8,240,625
3,050,000	6.750		06/01/21	3,381,688
3,540,000	5.875		07/15/22	3,805,500
14,000,000	5.875		11/15/24	14,927,500
2,700,000	7.750		07/01/26	3,196,125
SFR Group SA (B+/B1)(a)(b)
15,000,000	6.000		05/15/22	15,675,000
10,000,000	7.375		05/01/26	10,812,500
UPCB Finance IV Ltd. (BB/Ba3)(a)(b)
10,000,000	5.375		01/15/25	10,437,500
Virgin Media Secured Finance PLC (BB-/Ba3)(a)(b)
12,000,000	5.500		08/15/26	12,555,000

				206,571,100

Media - Diversified – 0.2%
Videotron Ltd. (BB/Ba2)
5,000,000	5.000		07/15/22	5,312,500
700,000	5.375	(a)(b)	06/15/24	742,000

				6,054,500

Media - Non Cable – 0.4%
Abe Investment Holdings, Inc./Getty Images, Inc. (CCC-/Caa3)(a)(b)
4,000,000	7.000		10/15/20	3,000,000
Live Nation Entertainment, Inc. (B+/B3)(a)(b)
5,000,000	4.875		11/01/24	5,056,250
Netflix, Inc. (B+/B1)
5,000,000	5.500		02/15/22	5,418,750

				13,475,000

Metals – 2.4%
AK Steel Corp. (B-/B3)(b)
8,000,000	7.000		03/15/27	8,250,000
AK Steel Corp. (BB-/B1)(b)
6,950,000	7.500		07/15/23	7,523,375

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Metals – (continued)
ArcelorMittal (BB+/Ba1)
$550,000	5.125%		06/01/20	$ 582,313
1,250,000	6.250		08/05/20	1,343,750
5,400,000	6.000		03/01/21	5,838,750
Arconic, Inc. (BBB-/Ba2)
7,500,000	6.150		08/15/20	8,071,875
4,050,000	6.750		01/15/28	4,475,250
6,350,000	5.950		02/01/37	6,397,625
Commercial Metals Co. (BB+/Ba2)
1,685,000	4.875	(b)	05/15/23	1,706,062
3,775,000	5.375		07/15/27	3,845,781
Constellium NV (CCC+/Caa1)(a)(b)
7,250,000	5.750		05/15/24	6,724,375
7,400,000	6.625		03/01/25	7,030,000
Novelis Corp. (B/B2)(a)(b)
4,800,000	6.250		08/15/24	5,022,000
6,600,000	5.875		09/30/26	6,798,000
Steel Dynamics, Inc. (BB+/Ba2)(b)
5,000,000	5.125		10/01/21	5,143,750
5,000,000	5.250		04/15/23	5,168,750

				83,921,656

Mining – 4.1%
Anglo American Capital PLC (BB+/Ba1)(a)
3,950,000	9.375		04/08/19	4,409,187
7,000,000	3.625		05/14/20	7,087,500
3,800,000	4.450		09/27/20	3,961,500
8,850,000	4.125		04/15/21	9,093,375
Cliffs Natural Resources, Inc. (B/B3)(a)(b)
8,000,000	5.750		03/01/25	7,520,000
Cliffs Natural Resources, Inc. (CCC+/Caa1)
3,887,000	5.900		03/15/20	3,780,107
5,000,000	4.800		10/01/20	4,693,750
First Quantum Minerals Ltd. (B-/B3)(a)(b)
12,850,000	7.250		04/01/23	12,625,125
8,000,000	7.500		04/01/25	7,840,000
FMG Resources (August 2006) Pty Ltd. (BBB-/Baa3)(a)(b)
10,000,000	9.750		03/01/22	11,387,500
Freeport-McMoRan, Inc. (BB-/B1)(b)
21,400,000	3.550		03/01/22	20,089,250
5,500,000	3.875		03/15/23	5,128,750
12,000,000	5.450		03/15/43	10,335,000
Hudbay Minerals, Inc. (B/B3)(a)(b)
6,094,000	7.250		01/15/23	6,292,055
HudBay Minerals, Inc. (B/B3)(a)(b)
5,656,000	7.625		01/15/25	5,910,520
New Gold, Inc. (B/B3)(a)(b)
9,000,000	6.250		11/15/22	9,247,500
Teck Resources Ltd. (BB/B1)(b)
5,300,000	6.000		08/15/40	5,326,500
3,250,000	6.250		07/15/41	3,367,813
3,450,000	5.200		03/01/42	3,199,875
2,850,000	5.400		02/01/43	2,671,875

				143,967,182

Noncaptive - Financial – 0.8%
CURO Financial Technologies Corp. (B-/Caa1)(a)(b)
7,700,000	12.000		03/01/22	8,046,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB+/Ba3)(b)
5,850,000	6.250		02/01/22	6,098,625

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive - Financial – (continued)
Park Aerospace Holdings Ltd. (BB-/B1)(a)
	$9,250,000	5.250%		08/15/22	$ 9,646,344
	4,750,000	5.500		02/15/24	4,946,584

					28,738,053

Packaging – 1.6%
ARD Finance SA (B-/NR)(b)(e)
EUR	7,000,000	6.625		09/15/23	8,536,312
	$15,300,000	7.125		09/15/23	16,332,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/B3)(a)(b)
	9,822,000	7.250		05/15/24	10,730,535
	7,850,000	6.000		02/15/25	8,232,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B2)(a)(b)
	12,500,000	5.125		07/15/23	12,937,500
Smurfit-Stone Container Corp. (NR/NR)
	8,500,000	8.000		03/15/17	—

					56,769,785

Paper – 0.2%
Jefferson Smurfit Corp. (NR/NR)
	1,750,000	0.750		06/01/13	—
	6,000,000	8.250	(c)	10/01/49	—
Mercer International, Inc. (BB-/B1)(b)
	6,000,000	7.750		12/01/22	6,450,000
Stone Container Finance Co. of Canada II (NR/WR)(b)(c)
	2,250,000	7.375		07/15/14	—

					6,450,000

Pipelines(b) – 1.0%
Cheniere Corpus Christi Holdings LLC (BB-/Ba3)(a)
	11,400,000	5.125		06/30/27	11,685,000
DCP Midstream Operating LP (BB/Ba2)
	10,692,000	5.600		04/01/44	9,943,560
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (B+/B2)
	11,850,000	5.750		04/15/25	11,909,250

					33,537,810

Printing(a)(b) – 0.3%
Southern Graphics, Inc. (CCC+/Caa1)
	11,000,000	8.375		10/15/20	11,192,500

Property/Casualty Insurance(a)(b) – 0.3%
USIS Merger Sub, Inc. (CCC+/Caa2)
	9,400,000	6.875		05/01/25	9,505,750

					9,505,750

Publishing(a)(b) – 0.3%
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)
	9,350,000	5.000		04/15/22	9,700,625

Real Estate(b) – 0.3%
DuPont Fabros Technology LP (BB+/Ba1)
	10,000,000	5.625		06/15/23	10,650,000

Real Estate Investment Trust(b) – 0.6%
iStar, Inc. (B+/B2)
	5,000,000	6.000		04/01/22	5,131,250

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust(b) – (continued)
Uniti Group, Inc./CSL Capital LLC (B-/Caa1)
$15,000,000	8.250%		10/15/23	$ 15,450,000

				20,581,250

Retailers – 0.5%
JC Penney Corp., Inc. (B/B3)
2,850,000	6.375		10/15/36	2,052,000
9,350,000	7.400	(f)	04/01/37	7,082,625
Neiman Marcus Group Ltd., Inc. (CC/Caa3)(a)(b)(c)(e)
2,797,000	8.750		10/15/21	1,353,049
PetSmart, Inc. (B-/B3)(a)(b)
8,000,000	7.125		03/15/23	7,120,000

				17,607,674

Retailers - Food & Drug(a)(b) – 0.4%
Rite Aid Corp. (B-/B3)
13,700,000	6.125		04/01/23	13,477,375

Services Cyclical - Business Services(a)(b) – 0.3%
Neovia Logistics Services LLC/SPL Logistics Finance Corp. (CCC+/Caa1)
5,150,000	8.875		08/01/20	4,017,000
WEX, Inc. (BB-/Ba3)
7,000,000	4.750		02/01/23	7,043,750

				11,060,750

Services Cyclical - Rental Equipment(b) – 0.5%
United Rentals North America, Inc. (BB+/Ba1)
7,007,000	4.625		07/15/23	7,269,763
United Rentals North America, Inc. (BB-/B1)
4,000,000	5.500		07/15/25	4,190,000
6,000,000	5.875		09/15/26	6,390,000

				17,849,763

Technology(a)(b) – 0.6%
Symantec Corp. (BB+/Baa3)
21,250,000	5.000		04/15/25	22,217,895

Technology - Hardware – 3.6%
Advanced Micro Devices, Inc. (B-/Caa1)
3,000,000	7.500		08/15/22	3,337,500
6,700,000	7.000	(b)	07/01/24	7,068,500
Alcatel-Lucent USA, Inc. (BB+/WR)
16,195,000	6.450		03/15/29	18,948,150
CDW LLC/CDW Finance Corp. (BB-/Ba3)(b)
7,100,000	5.000		09/01/25	7,366,250
Dell International LLC/EMC Corp. (BB/Ba2)(a)(b)
4,000,000	5.875		06/15/21	4,190,000
Dell International LLC/EMC Corp. (BBB-/Baa3)(a)(b)
9,300,000	5.450		06/15/23	10,092,081
Micron Technology, Inc. (BB/Ba3)(a)(b)
12,000,000	5.250		08/01/23	12,480,000
Micron Technology, Inc. (BBB-/Baa2)(b)
4,000,000	7.500		09/15/23	4,472,000
NCR Corp. (BB/B1)(b)
9,700,000	5.000		07/15/22	9,918,250
Nokia OYJ (BB+/Ba1)
3,435,000	4.375		06/12/27	3,499,406
Qorvo, Inc. (BB+/Ba1)(b)

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – (continued)
	$3,750,000	6.750%		12/01/23	$ 4,106,250
	4,300,000	7.000		12/01/25	4,891,250
VeriSign, Inc. (BB+/Ba1)
	5,000,000	5.250	(b)	04/01/25	5,343,750
	5,600,000	4.750	(a)	07/15/27	5,663,000
Western Digital Corp. (BB+/Ba2)(b)
	19,100,000	10.500		04/01/24	22,538,000

					123,914,387

Technology - Software/Services(b) – 2.3%
BMC Software Finance, Inc. (CCC+/Caa1)(a)
	16,250,000	8.125		07/15/21	16,859,375
Equinix, Inc. (BB+/B1)
	11,050,000	5.750		01/01/25	11,892,562
	4,600,000	5.875		01/15/26	5,014,000
First Data Corp. (BB/Ba3)(a)
	10,350,000	5.000		01/15/24	10,634,625
Infor US, Inc. (CCC+/Caa1)
EUR	7,000,000	5.750		05/15/22	8,299,099
	$10,450,000	6.500		05/15/22	10,789,625
Nuance Communications, Inc. (BB-/Ba3)(a)
	4,286,000	5.375		08/15/20	4,355,648
	5,000,000	5.625		12/15/26	5,337,500
Open Text Corp. (BB+/Ba2)(a)
	7,000,000	5.875		06/01/26	7,507,500

					80,689,934

Telecommunications – 4.2%
CenturyLink, Inc. (BB/Ba3)
	10,000,000	6.450		06/15/21	10,812,500
	750,000	6.750		12/01/23	806,250
	2,450,000	7.500	(b)	04/01/24	2,682,750
	5,680,000	6.875		01/15/28	5,637,400
	6,000,000	7.600		09/15/39	5,580,000
Cincinnati Bell, Inc. (B/B3)(a)(b)
	7,000,000	7.000		07/15/24	7,315,000
Frontier Communications Corp. (B+/B2)
	5,322,000	8.500		04/15/20	5,588,100
	5,100,000	6.250	(b)	09/15/21	4,539,000
	13,850,000	10.500	(b)	09/15/22	13,209,437
Level 3 Financing, Inc. (BB-/B1)(b)
	750,000	5.375		01/15/24	783,750
	6,500,000	5.375		05/01/25	6,841,250
Telecom Italia Capital SA (BB+/Ba1)
	450,000	6.375		11/15/33	485,438
	1,550,000	6.000		09/30/34	1,637,188
	14,550,000	7.200		07/18/36	16,841,625
	16,450,000	7.721		06/04/38	19,883,937
Telecom Italia SpA (BB+/Ba1)(a)
	17,250,000	5.303		05/30/24	18,522,187
Windstream Services LLC (B+/B2)(b)
	22,000,000	7.750		10/15/20	22,165,000
	2,400,000	7.750		10/01/21	2,256,000

					145,586,812

Telecommunications - Cellular – 5.8%
Altice Financing SA (BB-/B1)(a)(b)
	7,700,000	6.500		01/15/22	8,046,500
	19,000,000	6.625		02/15/23	20,116,250
	20,000,000	7.500		05/15/26	22,200,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Cellular – (continued)
Altice Finco SA (B-/B3)(a)(b)
$7,000,000	8.125%		01/15/24	$ 7,568,750
Digicel Ltd. (NR/B1)(a)(b)
750,000	6.000		04/15/21	721,875
Sprint Capital Corp. (B/B3)
14,150,000	8.750		03/15/32	17,829,000
Sprint Communications, Inc. (B/B3)
20,000,000	7.000		08/15/20	22,000,000
14,700,000	11.500		11/15/21	18,907,875
Sprint Communications, Inc. (B+/B1)(a)
7,000,000	9.000		11/15/18	7,595,000
Sprint Corp. (B/B3)
8,000,000	7.250		09/15/21	8,880,000
31,900,000	7.875		09/15/23	36,685,000
T-Mobile USA, Inc. (BB/Ba3)(b)
5,000,000	4.000		04/15/22	5,200,000
8,800,000	6.625		04/01/23	9,295,000
3,450,000	6.500		01/15/26	3,807,938
3,600,000	5.375		04/15/27	3,843,000
Wind Acquisition Finance SA (B/B3)(a)(b)
8,950,000	7.375		04/23/21	9,296,812
Wind Acquisition Finance SA (BB/Ba3)(a)(b)
250,000	6.500		04/30/20	258,750

				202,251,750

Telecommunications - Satellites(b) – 1.2%
Intelsat Connect Finance SA (CCC-/Ca)(a)
10,000,000	12.500		04/01/22	8,987,500
Intelsat Jackson Holdings SA (CCC+/Caa2)
2,000,000	7.250		04/01/19	2,000,000
3,400,000	7.500		04/01/21	3,145,000
10,950,000	9.750	(a)	07/15/25	10,936,312
Intelsat Luxembourg SA (CCC-/Ca)
28,000,000	7.750		06/01/21	15,400,000

				40,468,812

Utilities - Electric(b) – 1.5%
Calpine Corp. (B/B2)
5,000,000	5.375		01/15/23	4,868,750
5,000,000	5.500		02/01/24	4,700,000
6,100,000	5.750		01/15/25	5,718,750
Calpine Corp. (BB/Ba2)(a)
4,000,000	6.000		01/15/22	4,130,000
Dynegy, Inc. (B+/B3)
5,000,000	6.750		11/01/19	5,150,000
22,400,000	7.375		11/01/22	22,120,000
NRG Energy, Inc. (BB-/B1)
5,200,000	6.250		07/15/22	5,330,000

				52,017,500

Utilities - Pipelines – 1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp. (B/B3)(a)(b)
3,250,000	6.125		11/15/22	3,274,375
DCP Midstream Operating LP (BB/Ba2)(a)
2,800,000	9.750		03/15/19	3,129,000
950,000	6.750		09/15/37	1,021,250
Energy Transfer Equity LP (BB-/Ba2)
4,000,000	7.500		10/15/20	4,480,000
4,000,000	5.875	(b)	01/15/24	4,230,000
450,000	5.500	(b)	06/01/27	465,750

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Pipelines – (continued)
Genesis Energy LP/Genesis Energy Finance Corp. (B+/B1)(b)
$3,611,000	6.000%		05/15/23	$ 3,547,808
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB-/Ba3)(b)
5,000,000	5.250		05/01/23	5,125,000
6,000,000	4.250		11/15/23	5,857,500
4,500,000	5.375	(a)	02/01/27	4,646,250
The Williams Cos., Inc. (BB+/Ba2)
2,000,000	7.875		09/01/21	2,322,500
3,250,000	7.500		01/15/31	3,843,154
9,100,000	7.750		06/15/31	10,863,125
2,000,000	5.750	(b)	06/24/44	2,060,000

				54,865,712

Wirelines Telecommunications(b) – 0.5%
Level 3 Financing, Inc. (BB-/B1)
10,800,000	5.250		03/15/26	11,218,500
Windstream Corp. (B+/B2)
8,400,000	7.500		06/01/22	7,497,000

				18,715,500

TOTAL CORPORATE OBLIGATIONS (Cost $3,028,494,130)				$3,126,502,966

Bank Loans(g) – 3.6%
Consumer Cyclical Services – 0.2%
Asurion LLC (BB-/Ba3)
$7,481,250	4.226%		11/03/23	$ 7,518,656

				7,518,656

Consumer Cyclical Services - Business – 0.5%
First Data Corp. (BB/Ba3)
18,700,000	2.250		07/08/22	18,662,039

				18,662,039

Diversified Manufacturing – 0.2%
Cortes NP Acquisition Corp. (B+/Ba3)
5,588,308	5.226		11/30/23	5,606,917

Energy – 0.2%
American Energy - Marcellus LLC (D/Ca)
11,500,055	5.339		08/04/20	7,340,830
American Energy - Marcellus LLC (D/C)
3,275,000	8.589		08/04/21	301,300

				7,642,130

Energy - Coal – 0.2%
Murray Energy Corp. (B-/B2)
7,213,685	8.546		04/16/20	7,033,343

Energy - Exploration & Production – 0.0%
Magnum Hunter Resources, Inc. (NR/NR)
1,046,297	8.000		05/06/19	1,046,297

Entertainment & Leisure – 0.3%
Intrawest Resorts Holdings, Inc. (B/B2)
6,100,000	4.250		06/28/24	6,107,625
Lions Gate Entertainment Corp. (NR/NR)
4,817,500	4.226		12/08/23	4,843,081

				10,950,706

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(g) – (continued)
Food & Beverages – 0.3%
Shearer’s Foods, Inc. (CCC+/Caa2)
$12,250,000	8.046%	06/30/22	$ 11,821,250

Health Care - Services – 0.2%
MPH Acquisition Holdings LLC (B+/B1)
3,579,426	4.296	06/07/23	3,576,634
Team Health Holdings, Inc. (NR/NR)
4,763,063	3.976	02/06/24	4,719,909

			8,296,543

Media - Non Cable – 0.4%
Getty Images, Inc. (CCC+/B3)
13,229,784	4.750	10/18/19	12,163,199

Noncaptive - Financial – 0.4%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. (BBB-/Ba2)
13,950,000	3.962	03/20/22	14,031,608

Pipelines – 0.2%
BCP Raptor LLC (NR/NR)
5,600,000	5.466	06/06/24	5,530,000

			5,530,000

Retailers – 0.5%
Neiman Marcus Group Ltd., Inc. (CCC/Caa1)
7,108,163	4.339	10/25/20	5,316,337
PetSmart, Inc. (B+/Ba3)
9,200,000	4.220	03/11/22	8,545,788
True Religion Apparel, Inc. (CCC/Ca)
8,250,750	6.101	07/30/19	1,770,446
True Religion Apparel, Inc. (CC/Ca)
6,825,000	0.000	01/30/20	1,160,250

			16,792,821

TOTAL BANK LOANS (Cost $146,391,600)			$ 127,095,509

Shares	Rate		Value
Preferred Stocks – 0.4%
Energy - Exploration & Production(h) – 0.3%
Berry Pete Corp.
1,067,392	0.000%		$ 11,607,888

Media - Broadcasting & Radio(e) – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750		1,657,700

TOTAL PREFERRED STOCKS – 0.4% (Cost $13,716,254)			$ 13,265,588

Shares	Description		Value
Common Stocks – 1.1%
13,494	Berry Pete Restricted(h)		$ 146,747
1,185,421	Berry Petroleum Corp.(h)		10,816,967
670,713	Blue Ridge Mountain Resources, Inc.(c)(h)		6,036,417
3,874	CB Paracelsus Healthcare		—
675,689	Chaparral Energy, Inc.		14,720,843

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Shares	Description		Value
Common Stocks – (continued)
87,613	Cliffs Natural Resources, Inc.(c)		$ 606,282
40	Dawn Holdings, Inc.		—
28,148	Motors Liquidation Co.		251,925
21	New Cotai Class B Shares		—
10	Nycomed		—
2,500	Port Townsend Holdings Co., Inc.		—
975,527	Whiting Petroleum Corp.(c)		5,375,154

TOTAL COMMON STOCKS (Cost $53,003,899)			$ 37,954,335

Units	Expiration Date		Value
Warrant(c) – 0.0%
Lender Process Services, Inc. (NR/NR)
14,274	12/31/20		$ —

TOTAL WARRANT – 0.0% (Cost $21,898,892)

Principal Amount	Distribution Rate	Maturity Date	Value
Exchange Traded Fund(d)(i) – 0.7%
Goldman Sachs Treasury Access 0-1 Year ETF (NR/NR)
$250,000	0.090%		$ 25,017,500

TOTAL EXCHANGE TRADED FUND – 0.7% (Cost $25,016,400)

Shares	Distribution Rate		Value
Investment Company(d)(i) – 5.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
205,064,917	0.845%		$ 205,064,917
(Cost $205,064,917)

TOTAL INVESTMENTS – 101.5% (Cost $3,493,586,092)			$3,534,900,815

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (2.1)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(405,500)	(1.500)%	06/01/18	$ (405,500)
(2,331,000)	(1.500)	06/06/18	(2,331,000)
(1,928,906)	(1.000)	06/07/18	(1,928,906)
(4,706,250)	(0.750)	06/08/18	(4,706,250)
(2,970,000)	(0.250)	06/14/18	(2,970,000)
(4,122,813)	(1.000)	06/19/18	(4,122,813)
(1,915,000)	(1.125)	06/20/18	(1,915,000)
(1,915,000)	(1.500)	06/21/18	(1,915,000)
(1,500,000)	(0.750)	06/26/18	(1,500,000)
(1,137,500)	0.250	06/30/18	(1,137,500)
(3,510,937)	(1.250)	05/09/19	(3,510,937)
(3,663,000)	0.500	05/22/19	(3,663,000)
(3,672,250)	0.500	05/23/19	(3,672,250)
Citigroup Reverse Repurchase Agreement (NR/NR)
(2,846,250)	(0.875)	07/03/17	(2,847,011)
(1,762,250)	(0.500)	05/08/18	(1,762,250)
(7,115,500)	(1.250)	05/09/18	(7,115,500)
(7,600,000)	(1.500)	05/09/18	(7,115,500)
(3,942,188)	(1.000)	06/16/18	(3,942,188)
(2,846,250)	(0.875)	06/22/18	(2,846,250)
(1,578,750)	(1.000)	06/28/18	(1,578,750)

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (continued)
Citigroup Reverse Repurchase Agreement (NR/NR) – (continued)
$(5,737,500)	0.350%	05/08/19	$ (5,737,500)
First Boston Reverse Repurchase Agreement (NR/NR)
(1,804,687)	(1.000)	05/12/18	(1,804,687)
(1,236,000)	(1.500)	06/05/18	(1,236,000)
(1,423,125)	(1.250)	06/07/18	(1,423,125)
Nomura Reverse Repurchase Agreement (NR/NR)
(2,030,000)	(0.750)	05/16/18	(2,030,000)
(1,007,500)	0.000	06/05/18	(1,007,500)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(74,224,417))			$ (74,224,417)

OTHER ASSETS IN EXCESS OFLIABILITIES – 0.6%			22,273,497

NET ASSETS – 100.0%			$3,482,949,895

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,384,861,311, which represents approximately 39.8% of net assets as of June 30, 2017.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Security is currently in default and/or non-income producing.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(e)	Pay-in-kind securities.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2017.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on June 30, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $28,608,019, which represents approximately 0.8% of net assets as of June 30, 2017.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Restricted Security	Acquisition Date	Cost
Berry Pete Corp. (Preferred Stocks)	05/06/16 - 08/18/16	$10,673,910
Berry Petroleum Corp. (Common Stocks)	02/27/17	13,632,342
Blue Ridge Mountain Resources, Inc. (Common Stocks)	03/01/2017	6,692,580
Berry Pete Restricted (Common Stocks)	02/27/2017	134,940

/i)	Represents an affiliated issuer/Fund.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Loss

Citibank NA	USD 16,503,299	EUR 14,681,214	$16,772,443	07/05/17	$(269,143)
UBS AG (London)	USD 33,543,344	EUR 29,362,428	33,597,970	08/03/17	(54,627)

					(323,770)

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(466)	December 2018	$(114,403,000)	$(118,385)
U.S. Long Bonds	(204)	September 2017	(31,352,250)	(270,724)
Ultra Long U.S. Treasury Bonds	22	September 2017	3,649,250	59,177
5 Year German Euro-Bobl	6	September 2017	902,527	(9,329)
2 Year U.S. Treasury Notes	546	September 2017	117,995,719	(138,216)
5 Year U.S. Treasury Notes	416	September 2017	49,019,750	(142,098)
10 Year U.S. Treasury Notes	(909)	September 2017	(114,107,906)	801,058

TOTAL				$181,483

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America High Yield Index 28	30,000	(5.000)%	06/20/22	3.390	(2,288,222)	173,394

TOTAL					$(2,288,222)	$173,394

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,495,224,023

Gross unrealized gain	146,986,087
Gross unrealized loss	(107,309,295)

Net unrealized security gain	$39,676,792

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 78.2%
Aerospace – 1.0%
Silver II US Holdings LLC (B/B3)
$8,628,472	4.226%	12/13/19	$ 8,551,593
Transdigm, Inc. (B+/Ba2)
14,855,908	4.296	02/28/20	14,847,291
7,924,606	4.296	06/04/21	7,915,730
4,796,612	4.152	05/14/22	4,787,019
5,433,835	4.226	06/09/23	5,422,695

			41,524,328

Airlines – 0.6%
Air Canada (BB+/Ba2)
10,150,000	3.460	10/06/23	10,184,916
Delta Air Lines, Inc. (BBB-/Baa2)
14,751,567	3.617	10/18/18	14,797,739
736,875	3.726	08/24/22	740,103

			25,722,758

Automotive - Distributor – 0.2%
American Axle & Manufacturing, Inc. (BB/Ba2)
8,934,750	3.470	04/06/24	8,845,403

Automotive - Parts – 0.8%
CS Intermediate Holdco 2 LLC (BBB-/Ba1)
4,713,041	3.546	10/26/23	4,709,129
Gates Global LLC (B+/B2)
20,858,757	4.546	04/01/24	20,839,776
Jason, Inc. (B/B3)
8,696,788	5.796	06/30/21	7,932,166

			33,481,071

Building Materials – 2.4%
American Builders & Contractors Supply Co., Inc. (BB+/B1)
28,967,894	3.726	10/31/23	29,025,830
Associated Asphalt Partners LLC (B/B3)
2,175,000	6.476	03/21/24	2,204,906
Atkore International, Inc. (B+/B2)
22,847,567	4.300	12/22/23	22,904,686
CPG International, Inc. (B/B2)
3,857,279	5.046	05/03/24	3,874,174
HD Supply, Inc. (BB/Ba3)
1,578,030	4.046	08/13/21	1,580,002
Jeld-Wen, Inc. (BB-/B1)
27,875,164	4.296	07/01/22	28,084,227
LBM Borrower LLC (B+/B3)
14,233,813	6.452	08/20/22	14,287,190

			101,961,015

Capital Goods - Others – 0.4%
Avis Budget Car Rental LLC (BBB-/Baa3)
$12,437,500	3.300	03/15/22	12,398,695
Columbus McKinnon Corp. (B+/Ba3)
2,769,794	4.296	01/31/24	2,783,643

			15,182,338

Chemicals – 2.7%
Alpha 3 BV (B+/B1)
14,157,500	4.296	01/31/24	14,175,197

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Chemicals – (continued)
Ashland, Inc. (BB+/Ba1)
$5,900,000	3.242%	05/24/24	$ 5,918,467
Axalta Coating Systems US Holdings, Inc. (BBB-/Ba1)
29,392,610	3.296	06/01/24	29,463,152
Emerald Performance Materials LLC (B/B1)
7,230,747	4.726	08/01/21	7,278,181
Emerald Performance Materials LLC (B-/Caa1)
6,350,000	8.976	08/01/22	6,332,157
The Chemours Co. (BB+/Ba1)
5,909,415	3.570	05/12/22	5,925,666
Univar, Inc. (BB/B2)
29,136,070	3.976	07/01/22	29,149,764
Versum Materials, Inc. (BB+/Ba1)
14,540,125	3.796	09/29/23	14,658,336

			112,900,920

Construction Machinery – 0.4%
Clark Equipment Co. (BB-/B1)
8,309,063	3.929	05/18/24	8,327,758
Milacron LLC (B/B2)
9,496,596	4.226	09/28/23	9,508,466

			17,836,224

Consumer Cyclical Services - Business – 1.0%
Colorado Buyer, Inc. (B+/Ba3)
8,650,000	4.170	05/01/24	8,660,813
Colorado Buyer, Inc. (CCC+/B3)
2,875,000	8.420	05/01/25	2,891,186
Element Materials Technology Group US Holdings, Inc. (B/B1)
1,125,000	4.500	06/01/24	1,135,159
Sabre, Inc. (BB-/Ba2)
19,848,993	3.976	02/22/24	19,965,903
Tempo Acquisition LLC (B/B1)
10,000,000	4.060	05/01/24	10,017,200

			42,670,261

Consumer Products - Household & Leisure – 1.7%
Bombardier Recreational Products, Inc. (BB/Ba3)
15,448,816	4.230	06/30/23	15,519,571
Coty, Inc. (BBB-/Ba1)
4,197,035	3.576	10/27/22	4,202,281
Galleria Co. (BBB-/Ba1)
8,500,000	4.125	09/29/23	8,542,500
Prestige Brands, Inc. (BB-/B1)
11,831,184	3.976	01/26/24	11,873,895
Renfro Corp. (B/B3)
21,831,838	5.750	01/30/19	21,613,520
Spectrum Brands, Inc. (BB+/Ba1)
9,157,599	3.172	06/23/22	9,186,262

			70,938,029

Consumer Products - Industrial – 0.2%
Southwire Co. (BB+/Ba2)
8,737,801	3.617	02/10/21	8,726,879

Diversified Manufacturing – 1.9%
Cortes NP Acquisition Corp. (B+/Ba3)
5,515,733	5.226	11/30/23	5,534,100
CPM Holdings, Inc. (B+/B1)
7,183,666	5.476	04/11/22	7,255,502

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Diversified Manufacturing – (continued)
Crosby US Acquisition Corp. (B-/Caa1)
$22,043,935	4.172%	11/23/20	$ 19,949,762
Dynacast International LLC (B/B1)
3,429,689	4.546	01/28/22	3,440,424
Gardner Denver, Inc. (B+/B2)
4,409,728	4.546	07/30/20	4,414,050
Mannington Mills, Inc. (BB-/B1)
3,303,920	5.046	10/01/21	3,316,309
MKS Instruments, Inc. (BB+/Ba2)
6,690,410	3.976	05/01/23	6,707,136
Rexnord LLC (BB-/B1)
29,280,443	3.903	08/21/23	29,272,245

			79,889,528

Energy – 3.4%
American Energy - Marcellus LLC (D/Ca)
12,798,830	5.339	08/04/20	8,169,877
American Energy - Marcellus LLC (D/C)
34,190,000	8.589	08/04/21	3,145,480
Chesapeake Energy Corp. (B+/B3)
14,465,000	8.686	08/23/21	15,282,272
CITGO Holding, Inc. (B-/Caa1)
3,936,146	9.796	05/12/18	3,991,488
FTS International, Inc. (CCC/Ca)
9,900,000	5.976	04/16/21	7,895,250
Jonah Energy LLC (B/Caa1)
9,250,000	7.726	05/12/21	8,802,948
Magnum Hunter Resources, Inc. (NR/NR)
2,006,875	8.000	10/22/19	2,006,875
MEG Energy Corp. (BB+/Ba3)
61,518,472	4.680	12/31/23	59,865,471
Murray Energy Corp. (B-/B2)
21,633,996	8.546	04/16/20	21,093,146
Peabody Energy Corp. (B+/Ba3)
11,495,313	5.726	03/31/22	11,469,448

			141,722,255

Entertainment – 0.3%
AMC Entertainment, Inc. (BB/Ba1)
3,541,125	3.466	12/15/23	3,546,437
Cedar Fair LP (BBB-/Ba1)
2,254,000	3.476	04/13/24	2,268,088
Lions Gate Entertainment Corp. (BB-/Ba2)
7,343,750	4.226	12/08/23	7,382,745

			13,197,270

Environmental – 2.0%
Advanced Disposal Services, Inc. (BB/B1)
48,383,694	3.939	11/10/23	48,530,781
Casella Waste Systems, Inc. (B+/B1)
4,353,125	3.959	10/17/23	4,366,750
EnergySolutions LLC (B-/B3)
31,222,611	6.980	05/29/20	31,378,724

			84,276,255

Finance – 2.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. (BBB-/Ba2)
3,750,000	3.462	09/20/20	3,763,125
55,150,000	3.962	03/20/22	55,472,628

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Finance – (continued)
CeramTec Acquisition Corp. (B/Ba3)
$620,143	3.952%	08/30/20	$ 620,143
1,568,341	3.952	08/30/20	1,568,341
5,153,965	3.952	08/30/20	5,153,965
Fortress Investment Group LLC (BB-/Baa3)
6,550,000	2.750	06/02/22	6,585,501
SBA Senior Finance II LLC (BB/B1)
15,980,628	3.480	03/24/21	16,006,676
Victory Capital Management, Inc. (BB-/B2)
22,199,727	8.796	10/31/21	22,477,223

			111,647,602

Food & Beverages – 2.9%
Blue Buffalo Co. Ltd. (BB+/Ba2)
1,186,698	3.216	05/18/24	1,194,613
Candy Intermediate Holdings, Inc. (B-/B3)
10,667,936	5.796	06/15/23	10,207,934
Dole Food Co., Inc. (B-/B1)
5,750,000	4.150	04/06/24	5,757,188
High Liner Foods, Inc. (B+/B2)
8,590,614	4.326	04/24/21	8,606,764
Shearer’s Foods, Inc. (B/B3)
16,858,287	5.234	06/30/21	16,795,068
1,966,410	5.546	06/30/21	1,961,494
Shearer’s Foods, Inc. (CCC+/Caa2)
17,175,000	8.046	06/30/22	16,573,875
US Foods, Inc. (BB/B1)
59,629,167	3.980	06/27/23	59,848,006

			120,944,942

Food & Drug Retailers – 2.8%
Albertsons LLC (BB/Ba2)
5,526,537	3.976	08/25/21	5,451,929
1,987,500	4.293	12/21/22	1,964,028
1,957,860	4.251	06/22/23	1,934,209
BJ’s Wholesale Club, Inc. (B-/B3)
67,825,000	4.968	02/03/24	65,641,713
BJ’s Wholesale Club, Inc. (CCC/Caa2)
27,925,000	8.710	02/03/25	26,973,874
Rite Aid Corp. (BB-/B2)
7,590,000	5.980	08/21/20	7,646,925
7,195,000	5.105	06/21/21	7,212,987

			116,825,665

Gaming – 1.4%
Caesars Entertainment Operating Co., Inc. (NR/WR)
6,890,990	1.500	03/01/22	8,617,596
Caesars Entertainment Resort Properties LLC (CCC+/B1)
11,932,262	4.726	10/11/20	11,989,418
CityCenter Holdings LLC (BB-/B1)
6,150,000	3.716	04/18/24	6,155,966
Eldorado Resorts LLC (BB/Ba3)
10,797,938	3.375	04/17/24	10,703,456
Intrawest Resorts Holdings, Inc. (B/B2)
14,750,000	4.250	06/28/24	14,768,437
Seminole Tribe of Florida (BBB/Baa2)
7,100,000	2.250	06/21/24	7,110,650

			59,345,523

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Health Care – 0.5%
Community Health Systems, Inc. (BB-/Ba3)
$5,446,619	3.952%	12/31/19	$ 5,436,651
17,662,502	4.202	01/27/21	17,623,821

			23,060,472

Health Care - Pharmaceuticals – 2.4%
Grifols Worldwide Operations USA, Inc. (BB/Ba2)
26,562,214	3.436	01/31/25	26,580,011
Valeant Pharmaceuticals International, Inc. (BB-/Ba3)
73,871,531	5.830	04/01/22	74,841,464

			101,421,475

Health Care - Services – 7.5%
21st Century Oncology Holdings, Inc. (D/WR)
1,696,195	8.710	11/24/17	1,713,156
12,495,000	7.425	04/30/22	11,745,300
Air Medical Group Holdings, Inc. (B/B3)
16,434,457	4.474	04/28/22	16,109,877
35,344,835	5.159	04/28/22	35,150,438
Air Methods Corp. (B+/B1)
10,547,392	4.796	04/21/24	10,428,734
American Renal Holdings, Inc. (B+/B2)
11,525,000	4.500	09/20/19	11,492,615
Change Healthcare Holdings, Inc. (B+/Ba3)
26,372,192	3.976	03/01/24	26,361,116
ExamWorks Group, Inc. (B/B1)
3,895,612	4.476	07/27/23	3,907,805
HCA, Inc. (BBB-/Ba1)
7,951,286	3.226	03/17/23	7,966,632
9,920,138	3.476	02/15/24	9,965,076
MPH Acquisition Holdings LLC (B+/B1)
40,725,512	4.296	06/07/23	40,693,746
Press Ganey Holdings, Inc. (B/B2)
5,820,750	4.476	10/21/23	5,835,302
Sedgwick Claims Management Services, Inc. (B+/B1)
15,522,269	3.976	03/01/21	15,513,887
Sedgwick Claims Management Services, Inc. (CCC+/Caa2)
12,850,000	6.952	02/28/22	12,890,220
13,600,758	6.976	02/28/22	13,668,761
Sterigenics-Nordion Holdings LLC (B/B3)
20,202,918	4.150	05/15/22	20,127,156
Team Health Holdings, Inc. (B/B1)
20,473,688	3.976	02/06/24	20,288,196
U.S. Renal Care, Inc. (B/B2)
48,932,800	5.546	12/31/22	47,235,321
U.S. Renal Care, Inc. (CCC+/Caa2)
4,025,000	9.296	12/31/23	3,778,469

			314,871,807

Lodging – 0.8%
Four Seasons Holdings, Inc. (BB/B1)
7,999,545	3.726	11/30/23	8,046,182
Hilton Worldwide Finance LLC (BBB-/Ba1)
7,967,049	3.216	10/25/23	7,987,843
La Quinta Intermediate Holding LLC (BB/B1)
16,391,964	3.908	04/14/21	16,448,353

			32,482,378

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Media - Broadcasting & Radio – 3.6%
Cable One, Inc. (BBB-/Ba1)
$5,000,000	3.430%	05/01/24	$5,012,500
Communications Sales & Leasing, Inc. (BB-/B1)
7,928,715	4.226	10/24/22	7,938,626
Entercom Radio LLC (BB-/B1)
6,870,000	4.702	11/01/23	6,894,045
Getty Images, Inc. (CCC+/B3)
72,757,041	4.796	10/18/19	66,891,368
iHeart Communications, Inc. (CC/Caa1)
8,000,000	7.976	01/30/19	6,513,360
22,272,038	8.726	07/30/19	18,123,871
Nexstar Broadcasting, Inc. (BB+/Ba3)
14,536,255	4.238	01/17/24	14,559,658
Sesac Holdco II LLC (B+/B2)
1,471,313	4.476	02/23/24	1,463,956
Tribune Media Co. (BB+/Ba3)
1,004,590	4.226	12/27/20	1,006,479
12,520,935	4.226	01/27/24	12,549,107
Univision Communications, Inc. (BB-/B2)
10,546,564	3.976	03/15/24	10,331,203

			151,284,173

Media - Cable – 3.0%
Altice Financing SA (BB-/B1)
3,625,000	3.908	07/15/25	3,612,530
Charter Communications Operating LLC (BBB-/Ba1)
29,019,616	3.230	07/01/20	29,095,938
14,318,317	3.230	01/03/21	14,354,112
3,811,416	3.230	01/15/22	3,819,534
8,000,047	3.480	01/15/24	8,025,568
CSC Holdings LLC (BB/Ba1)
13,996,094	3.459	07/17/25	13,887,624
GCI Holdings, Inc. (BB+/Ba2)
5,079,035	4.226	02/02/22	5,104,430
Numericable Group SA (B+/B1)
5,800,000	3.944	07/31/25	5,747,452
Numericable U.S. LLC (B+/B1)
1,525,000	4.422	01/14/25	1,521,828
Virgin Media Investment Holdings Ltd. (BB-/Ba3)
24,950,000	3.909	01/31/25	24,943,762
Wave Division Holdings LLC (BB-/Ba3)
8,120,572	3.930	10/15/19	8,124,957
Ziggo Secured Finance BV (BB-/Ba3)
9,525,000	3.659	04/15/25	9,492,520

			127,730,255

Media - Non Cable – 5.2%
Advantage Sales & Marketing, Inc. (B/B1)
15,538,423	4.546	07/23/21	14,868,406
Advantage Sales & Marketing, Inc. (CCC+/Caa1)
4,203,226	7.796	07/25/22	4,014,081
Ascend Learning LLC (B+/B2)
13,550,000	4.500	07/05/22	13,550,000
Cengage Learning Acquisitions, Inc. (B+/B2)
10,387,430	5.339	06/07/23	9,791,296
Checkout Holding Corp. (B-/B1)
37,174,320	4.726	04/09/21	30,901,154
Checkout Holding Corp. (CCC-/Caa1)
23,600,000	7.976	04/11/22	15,074,500

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Media - Non Cable – (continued)
EMI Music Publishing Ltd. (BB-/Ba3)
	$7,767,570	3.576%	08/21/23	$ 7,766,172
McGraw-Hill Global Education Holdings LLC (B+/Ba3)
	19,206,007	5.226	05/04/22	18,866,829
Mission Broadcasting, Inc. (BB+/Ba3)
	1,436,291	4.238	01/17/24	1,438,603
NEP Supershooters LP (B-/Caa1)
	20,832,739	10.039	07/22/20	20,858,780
NEP/NCP Holdco, Inc. (B/B1)
	4,525,000	4.250	01/22/20	4,523,597
NEP/NCP Holdco, Inc. (NR/B1)
	27,138,514	4.476	01/22/20	27,130,102
NEP/NCP Holdco, Inc. (B+/B1)
EUR	5,897,806	4.500	11/17/23	6,761,438
Nielsen Finance LLC (BBB-/Ba1)
	$10,495,750	3.096	10/04/23	10,502,887
Renaissance Learning, Inc. (B-/B2)
	15,439,961	5.046	04/09/21	15,483,347
Renaissance Learning, Inc. (CCC/Caa2)
	9,423,236	8.296	04/11/22	9,383,941
WMG Acquisition Corp. (B+/Ba3)
	6,087,047	3.716	11/01/23	6,081,325

				216,996,458

Metals & Mining – 0.8%
Global Brass & Copper, Inc. (BB-/B2)
	7,968,429	5.500	07/18/23	7,968,429
Hi Crush Partners LP (B/Caa1)
	25,023,258	5.046	04/28/21	24,126,674

				32,095,103

Packaging – 1.9%
Anchor Glass Container Corp. (B/B1)
	1,588,415	4.339	12/07/23	1,595,499
Berry Plastics Group, Inc. (BB/Ba3)
	16,289,652	3.367	02/08/20	16,285,091
	17,435,295	3.367	01/06/21	17,425,182
	922,688	3.617	10/01/22	922,300
	2,605,495	3.726	10/01/22	2,606,954
BWAY Holding Co. (B-/B2)
	1,500,000	4.750	08/14/23	1,499,190
Charter NEX US Holdings, Inc. (B/B2)
	3,000,000	4.476	05/16/24	2,998,140
Consolidated Container Co. LLC (B+/B3)
	2,950,000	4.726	05/22/24	2,961,682
Reynolds Group Holdings, Inc. (B+/B2)
	17,762,624	4.226	02/05/23	17,775,591
SIG Combibloc U.S. Acquisition, Inc. (B+/B1)
	15,197,127	4.226	03/13/22	15,292,109

				79,361,738

Paper – 0.1%
Flex Acquisition Co., Inc. (B/B1)
	4,725,000	4.398	12/29/23	4,735,820

Pipelines – 0.5%
BCP Raptor LLC (B+/B3)
	10,725,000	5.466	06/06/24	10,590,938

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Pipelines – (continued)
Williams Partners LP (BBB/Ba2)
	$10,600,000	1.250%	12/23/18	$ 10,573,500

				21,164,438

Property/Casualty Insurance – 0.2%
USI, Inc. (B/B2)
	7,625,000	4.180	05/16/24	7,567,813

Real Estate – 0.9%
MGM Growth Properties LLC (BB+/Ba3)
	23,563,817	3.476	04/25/23	23,584,553
Realogy Corp. (BB+/Ba1)
	12,082,462	3.476	07/20/22	12,112,668

				35,697,221

Restaurants – 2.0%
1011778 B.C. Unlimited Liability Co. (B+/Ba3)
	75,376,247	3.546	02/16/24	75,164,440
NPC International, Inc. (B/B1)
	10,350,000	4.716	04/19/24	10,421,208

				85,585,648

Retailers – 2.2%
Academy Ltd. (B-/B2)
	17,966,584	5.220	07/01/22	13,888,169
American Apparel (USA) LLC (NR/NR)(b)
3,746,635		0.000	11/30/17	3,746,635
1,578,192		0.000	11/30/17	1,578,192
American Apparel (USA) LLC (NR/WR)(b)
	5,979,743	0.000	11/30/17	1,016,556
Bass Pro Group LLC (B+/B1)
	11,050,988	4.367	06/05/20	11,016,509
Dollar Tree, Inc. (BBB-/Baa3)
	2,962,025	2.938	07/06/20	2,962,025
J Crew Group, Inc. (CCC-/Caa1)
	2,325,000	4.296	03/05/21	1,376,911
Michaels Stores, Inc. (BB+/Ba2)
	10,211,664	3.976	01/30/23	10,179,803
Neiman Marcus Group Ltd., Inc. (CCC/Caa1)
	18,510,441	4.339	10/25/20	13,844,329
PetSmart, Inc. (B+/Ba3)
	30,944,394	4.220	03/11/22	28,743,939
True Religion Apparel, Inc. (CCC/Ca)
	16,646,250	6.171	07/30/19	3,571,952
True Religion Apparel, Inc. (CC/Ca)
	7,650,000	0.000	01/30/20	1,300,500

				93,225,520

Services Cyclical - Business Services – 2.5%
Acosta Holdco, Inc. (B/B2)
	11,017,891	4.476	09/26/21	9,827,959
Equinix, Inc. (BBB-/Ba2)
EUR	2,643,375	3.250	01/05/24	3,046,030
EVO Payments International LLC (B/B1)
	$17,501,138	6.230	12/22/23	17,668,798
First Data Corp. (BB/Ba3)
2,819,792		3.466	07/08/22	2,814,068
35,499,733		3.716	04/26/24	35,486,953

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Services Cyclical - Business Services – (continued)
Global Payments, Inc. (BBB-/Ba2)
	$12,355,964	3.226%	04/22/23	$ 12,386,853
Koosharem LLC (CCC+/Caa1)
	6,763,430	7.796	05/16/20	6,306,899
Vantiv LLC (BBB-/Ba2)
	18,043,908	3.659	10/14/23	18,171,659

				105,709,219

Services Cyclical - Consumer Services – 2.6%
Asurion LLC (BB-/Ba3)
	25,898,017	4.476	08/04/22	26,003,163
	2,428,162	4.226	11/03/23	2,440,302
Bright Horizons Family Solutions, Inc. (BB/Ba3)
	32,684,189	3.476	11/07/23	32,823,097
Spin Holdco, Inc. (B/B2)
	25,056,031	4.966	11/14/22	24,893,166
Travelport Finance S.a.r.l. (B+/B2)
	1,994,772	4.432	09/02/21	1,997,266
Weight Watchers International, Inc. (B-/B3)
	19,541,296	4.330	04/02/20	18,798,922

				106,955,916

Technology - Software/Services – 5.5%
Almonde, Inc. (B/B2)
	15,300,000	4.736	06/13/24	15,294,339
Almonde, Inc. (CCC+/Caa2)
	3,825,000	8.459	06/13/25	3,890,561
Ancestry.com Operations, Inc. (B/B1)
	8,910,000	4.340	10/19/23	8,939,670
Aspect Software, Inc. (NR/WR)
	4,532,814	11.216	05/25/20	4,476,154
Avast Software BV (BB-/Ba3)
	5,363,359	4.546	09/30/23	5,411,147
BMC Software Finance, Inc. (B+/Ba3)
EUR	5,015,837	4.500	09/10/20	5,741,956
BMC Software Finance, Inc. (B+/B1)
	$41,380,627	5.226	09/10/22	41,439,801
Cavium, Inc. (BB/Ba3)
	4,788,670	3.466	08/16/22	4,776,698
CCC Information Services, Inc. (B/B2)
	6,125,000	4.230	04/27/24	6,098,969
CCC Information Services, Inc. (CCC/Caa2)
	2,675,000	7.976	04/27/25	2,738,531
Electrical Components International, Inc. (B/B1)
	11,737,886	6.046	05/28/21	11,781,903
Infor (US), Inc. (B/B1)
	38,736,008	4.046	02/01/22	38,466,405
MA FinanceCo. LLC (BB-/B1)
	3,875,796	4.789	11/20/19	3,880,640
	7,009,713	3.672	11/19/21	6,996,605
Micron Technology, Inc. (BBB-/Baa2)
	27,226,237	3.800	04/26/22	27,424,716
Seattle Spinco, Inc. (BB-/B1)
	26,174,204	2.750	04/19/24	26,206,922
SS&C Technologies, Inc. (BB+/Ba2)
	11,110,810	3.476	07/08/22	11,149,031
	673,922	3.476	07/08/22	676,240

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Western Digital Corp. (BBB-/Ba1)
$3,496,530	3.976%	04/29/23	$ 3,508,348

			228,898,636

Utilities - Electric – 1.3%
AES Corp. (BBB-/Ba1)
7,506,188	3.192	05/24/22	7,479,916
Calpine Corp. (BB/Ba2)
28,192,486	2.980	11/30/17	28,192,486
14,630,364	4.050	01/15/24	14,596,129
Pike Corp. (B/B1)
2,917,688	4.980	03/10/24	2,954,158

			53,222,689

Wireless Telecommunications – 5.3%
Asurion LLC (B-/B3)
71,589,949	8.726	03/03/21	71,858,412
Digicel International Finance Ltd. (NR/Ba2)
22,600,000	4.940	05/28/24	22,734,244
Intelsat Jackson Holdings SA (BB-/B1)
101,795,848	4.000	06/30/19	100,857,290
LTS Buyer LLC (B/B1)
4,637,443	4.546	04/13/20	4,651,356
Sprint Communications, Inc. (BB-/Ba2)
23,042,250	3.750	02/02/24	23,037,411

			223,138,713

Wirelines Telecommunications – 0.6%
Avaya, Inc. (NR/WR)
1,618,677	8.617	01/24/18	1,668,160
CenturyLink, Inc. (CC/Caa1)
8,000,000	2.750	01/31/25	7,904,480
Consolidated Communications, Inc. (BB-/Ba3)
8,800,000	4.000	10/05/23	8,819,800
Level 3 Financing, Inc. (BBB-/Ba1)
5,000,000	4.000	01/15/20	5,009,400

			23,401,840

TOTAL BANK LOANS (Cost $3,364,331,130)			$3,276,245,598

Corporate Obligations – 13.5%
Airlines – 0.7%
Air Canada 2013-1 Class C Pass Through Trust (BB/Ba2)(c)
$7,681,000	6.625%	05/15/18	$ 7,919,495
Air Canada Pass Through Trust Series 2013-1, Class B (BBB/Baa3)(c)
12,721,333	5.375	11/15/22	13,373,302
Continental Airlines 2012-3 Class C Pass Through Trust (NR/Ba1)
4,825,000	6.125	04/29/18	4,945,625
United Airlines 2014-1 Class B Pass Through Trust (BBB-/NR)
305,771	4.750	10/11/23	316,856
United Continental Holdings, Inc. (BB-/Ba3)
4,513,000	6.375	06/01/18	4,676,596

			31,231,874

Automotive(c)(d)(e) – 0.2%
IHO Verwaltungs GmbH (BB-/Ba1)
6,700,000	4.500	09/15/23	6,800,500

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Construction Machinery(d) – 0.2%
Welbilt, Inc. (B/Caa1)
$8,200,000	9.500%	02/15/24	$ 9,563,250

Consumer Cyclical Services - Business – 1.0%
Escrow Ambassadors Group, Inc. (NR/NR)(b)
9,986,469	13.000	04/15/20	—
First Data Corp. (B/B3)(c)(d)
9,500,000	7.000	12/01/23	10,141,250
30,125,000	5.750	01/15/24	31,330,000

			41,471,250

Consumer Products - Industrial(c)(d) – 0.4%
HD Supply, Inc. (BB/Ba3)
14,700,000	5.250	12/15/21	15,416,625

Energy(d) – 0.9%
Exterran Energy Solutions LP/EES Finance Corp. (B+/B3)(c)
9,850,000	8.125	05/01/25	10,047,000
FTS International, Inc. (B/WR)(c)(f)
18,900,000	8.746	06/15/20	18,805,500
Noble Holding International Ltd. (BB-/B2)
11,000,000	7.750	01/15/24	8,676,250

			37,528,750

Energy - Exploration & Production(d) – 0.3%
Antero Resources Corp. (BB/Ba3)
8,075,000	5.625	06/01/23	8,196,125
SM Energy Co. (B+/B2)
2,400,000	6.750	09/15/26	2,286,000

			10,482,125

Finance – 0.5%
Ally Financial, Inc. (BB+/Ba3)
7,525,000	3.750	11/18/19	7,684,906
International Lease Finance Corp. (BBB-/Baa2)(c)
1,000,000	7.125	09/01/18	1,058,347
International Lease Finance Corp. (BBB-/Baa3)
7,500,000	5.875	04/01/19	7,965,547
Navient Corp. (B+/Ba3)
4,550,000	6.625	07/26/21	4,899,372

			21,608,172

Food and Beverage(c)(d) – 0.3%
Performance Food Group, Inc. (BB-/B2)
9,800,000	5.500	06/01/24	10,094,000
Shearer’s Foods LLC/Chip Finance Corp. (B/B3)
900,000	9.000	11/01/19	939,375

			11,033,375

Gaming(d) – 1.0%
Caesars Entertainment Operating Co., Inc. (NR/WR)(b)
14,605,821	9.000	02/15/20	18,841,510
Scientific Games International, Inc. (B+/Ba3)(c)
22,075,000	7.000	01/01/22	23,509,875

			42,351,385

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care – 2.1%
CHS/Community Health Systems, Inc. (CCC+/Caa1)(d)
	$5,500,000	8.000%		11/15/19	$ 5,527,500
CHS/Community Health Systems, Inc. (BB-/Ba3)(d)
	3,800,000	6.250		03/31/23	3,933,000
HCA, Inc. (BBB-/Ba1)
	10,000,000	3.750		03/15/19	10,200,000
	12,900,000	5.000		03/15/24	13,657,875
	13,225,000	5.250		04/15/25	14,216,875
	16,775,000	5.250	(d)	06/15/26	18,091,837
Tenet Healthcare Corp. (BB-/Ba3)(d)(f)
	8,000,000	4.746		06/15/20	8,080,000
Tenet Healthcare Corp. (B-/Ba3)(c)(d)
	2,975,000	7.500		01/01/22	3,220,438
THC Escrow Corp. III (B-/Ba3)(c)(d)
	9,650,000	5.125		05/01/25	9,686,187

					86,613,712

Media - Broadcasting & Radio(c)(d) – 0.7%
Abe Investment Holdings, Inc./Getty Images, Inc. (CCC+/B3)
	11,300,000	10.500		10/16/20	11,526,000
Nexstar Broadcasting, Inc. (B+/B3)
	2,500,000	5.625		08/01/24	2,525,000
Univision Communications, Inc. (BB-/B2)
	13,339,000	6.750		09/15/22	13,872,560

					27,923,560

Media - Cable – 1.2%
Altice Financing SA (BB-/B1)(c)(d)
	8,075,000	7.500		05/15/26	8,963,250
DISH DBS Corp. (B+/Ba3)
	5,000,000	7.750		07/01/26	5,918,750
SFR Group SA (B+/B1)(c)(d)
	16,300,000	6.250		05/15/24	17,237,250
Virgin Media Secured Finance PLC (BB-/Ba3)(c)(d)
	16,300,000	5.500		08/15/26	17,053,875

					49,173,125

Media - Non Cable(d) – 0.3%
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)(c)
	7,800,000	5.000		04/15/22	8,092,500
Tribune Media Co. (BB-/B3)
	3,125,000	5.875		07/15/22	3,273,438
Univision Communications, Inc. (BB-/B2)
	2,032,000	6.750		09/15/22	2,115,820

					13,481,758

Noncaptive - Financial(c)(d) – 0.2%
CURO Financial Technologies Corp. (B-/Caa1)
	7,250,000	12.000		03/01/22	7,576,250

Packaging(d) – 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (BB/Ba3)(c)
EUR	911,688	4.250		01/15/22	1,063,027
	$8,200,000	4.250		09/15/22	8,394,750
	3,000,000	4.625		05/15/23	3,075,000
Berry Plastics Corp. (B+/B3)
	13,300,000	5.500		05/15/22	13,832,000

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Packaging(d) – (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B2)(c)
$4,800,000	4.658	%(f)	07/15/21	$ 4,896,000
2,000,000	5.125		07/15/23	2,070,000

				33,330,777

Pharmaceuticals(c)(d) – 0.4%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (BB/Ba2)
10,000,000	5.875		10/15/24	10,325,000
Valeant Pharmaceuticals International, Inc. (BB-/Ba3)
7,750,000	7.000		03/15/24	8,166,562

				18,491,562

Restaurants(d) – 0.6%
New Red Finance, Inc. (B+/Ba3)
2,825,000	4.625	(c)	01/15/22	2,885,031
5,600,000	4.625		01/15/22	5,719,000
New Red Finance, Inc. (B-/B3)(c)
8,925,000	6.000		04/01/22	9,248,531
New Red Finance, Inc. (B+/Ba3)(c)
8,800,000	4.250		05/15/24	8,734,000

				26,586,562

Retailers(c)(d) – 0.1%
PetSmart, Inc. (B+/Ba3)
6,150,000	5.875		06/01/25	5,919,375

Technology - Hardware – 0.0%
Nokia OYJ (BB+/Ba1)
1,950,000	3.375		06/12/22	1,964,625

Telecommunications - Cellular – 1.3%
Sprint Communications, Inc. (B/B3)
5,000,000	8.375		08/15/17	5,037,500
Sprint Communications, Inc. (B+/B1)(c)
8,075,000	9.000		11/15/18	8,761,375
Sprint Communications, Inc. (B/B3)
16,250,000	7.000		08/15/20	17,875,000
Sprint Corp. (B/B3)
3,650,000	7.875		09/15/23	4,197,500
Wind Acquisition Finance SA (BB/Ba3)(c)(d)
19,550,000	4.750		07/15/20	19,794,375

				55,665,750

Telecommunications - Satellites(d) – 0.2%
Intelsat Jackson Holdings SA (CCC+/Caa2)
9,560,000	7.250		10/15/20	9,034,200

Wirelines Telecommunications – 0.1%
Frontier Communications Corp. (B+/B2)
2,316,000	8.500		04/15/20	2,431,800

TOTAL CORPORATE OBLIGATIONS (Cost $547,996,431)				$ 565,680,362

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(c)(f) – 0.8%
Collateralized Loan Obligations – 0.8%
Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class AR (AAA/Aaa)
$10,300,000	2.323%	04/17/25	$ 10,321,352
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class AR (NR/Aaa)
23,700,000	2.409	10/29/26	23,762,070

TOTAL ASSET-BACKED SECURITIES (Cost $34,000,000)			$ 34,083,422

Shares	Description	Value
Common Stocks(b)(g) – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
1,286,477	Blue Ridge Mountain Resources, Inc.	$ 11,578,293
Textiles, Apparel & Luxury Goods – 0.0%
449,607	American Apparel, Inc. PI	1

TOTAL COMMON STOCKS (Cost $22,763,641)		$ 11,578,294

Shares	Distribution Rate	Value
Exchange Traded Fund(f)(h) – 0.4%
Goldman Sachs Treasury Access 0-1 Year ETF (NR/NR)
175,097	0.000%	$ 17,521,957

TOTAL EXCHANGE TRADED FUND – 0.4% (Cost $17,513,729)

Investment Company(f)(h) – 9.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
408,539,264	0.845%	$ 408,539,264
(Cost $408,539,264)

TOTAL INVESTMENTS – 103.0% (Cost $4,395,144,195)		$4,313,648,897

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (0.2)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(4,543,750)	(1.500)%	06/02/18	$ (4,543,750)
Citigroup Reverse Repurchase Agreement (NR/NR)
(4,618,750)	(1.500)	06/02/18	(4,618,750)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(9,162,500))			$ (9,162,500)

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%			(117,195,148)

NET ASSETS – 100.0%			$4,187,291,249

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on June 30, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security is currently in default and/or non-income producing.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $376,605,027, which represents approximately 9.0% of net assets as of June 30, 2017.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Pay-in-kind securities.

(f)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $11,578,294, which represents approximately 0.3% of net assets as of June 30, 2017.

Restricted Security	Acquisition Date	Cost
Blue Ridge Mountain Resources, Inc. (Common Stocks)	05/06/16 - 08/18/16	$12,836,870
American Apparel, Inc. PI (Common Stocks)	04/01/13 - 02/05/16	9,926,771

(h)	Represents an affiliated issuer/Fund.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	USD	15,748,557	EUR	14,009,801	$16,005,392	07/05/17	$(256,835)
	USD	31,960,737	EUR	27,977,080	32,012,788	08/03/17	(52,049)

							$(308,884)

FUTURES CONTRACTS – At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

5 Year U.S. Treasury Notes	(391)	September 2017	$(46,073,852)	$97,142
10 Year U.S. Treasury Notes	(1,025)	September 2017	(128,669,531)	963,942

TOTAL				$1,061,084

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$25,700	09/20/22	3 month LIBOR	2.000%	$(129,845)	$121,847
	27,100	09/20/24	3 month LIBOR	2.250	(414,861)	221,335

TOTAL					$(544,706)	$343,182

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Unrealized Gain (Loss)*

JPMorgan Securities, Inc.	$231	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	12/20/17	3 month LIBOR	$(26,214)
Morgan Stanley & Co.	163	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	09/20/17	3 month LIBOR	(33,354)

TOTAL					$(59,568)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,396,269,224

Gross unrealized gain	31,994,181
Gross unrealized loss	(114,614,508)

Net unrealized security loss	$(82,620,327)

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 92.3%
Aerospace/Defense(a) – 0.2%
Lockheed Martin Corp.
$850,000	4.700%		05/15/46	$ 955,099

				955,099

Automotive – 2.1%
Ford Motor Credit Co. LLC
4,325,000	5.875		08/02/21	4,822,954
General Motors Co.
3,700,000	3.500		10/02/18	3,764,965

				8,587,919

Banks – 16.5%
Banco Santander SA
600,000	4.250		04/11/27	622,703
Bank of America Corp.
1,950,000	5.000		05/13/21	2,127,700
5,500,000	4.000		04/01/24	5,763,274
625,000	3.248	(a)	10/21/27	603,958
325,000	6.110		01/29/37	397,784
575,000	4.244	(a)(b)	04/24/38	597,915
1,200,000	4.875		04/01/44	1,343,498
Barclays PLC
850,000	5.200		05/12/26	890,342
700,000	4.950		01/10/47	746,998
BNP Paribas SA(c)
675,000	4.375		05/12/26	699,077
Citigroup, Inc.
1,600,000	5.375		08/09/20	1,740,726
850,000	2.650		10/26/20	858,133
500,000	3.875		03/26/25	503,090
800,000	4.450		09/29/27	832,014
752,000	4.650		07/30/45	817,714
425,000	4.750		05/18/46	446,121
Citizens Financial Group, Inc.(a)
1,550,000	2.375		07/28/21	1,536,594
Compass Bank(a)
1,025,000	2.750		09/29/19	1,032,938
Credit Agricole SA(c)
850,000	4.125		01/10/27	888,655
Credit Suisse Group AG(a)(c)
550,000	4.282		01/09/28	568,525
Credit Suisse Group Funding Guernsey Ltd.
2,150,000	3.125		12/10/20	2,190,435
400,000	3.750		03/26/25	404,141
Deutsche Bank AG
450,000	2.500		02/13/19	451,674
Discover Financial Services(a)
1,100,000	3.750		03/04/25	1,086,878
HSBC Bank USA NA
300,000	7.000		01/15/39	419,783
HSBC Holdings PLC
1,600,000	3.400		03/08/21	1,644,475
900,000	3.262	(a)(b)	03/13/23	917,054
ING Bank NV(a)(b)
3,075,000	4.125		11/21/23	3,141,918

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
ING Groep NV
$450,000	3.150%		03/29/22	$ 458,571
Intesa Sanpaolo SpA
4,075,000	3.875		01/16/18	4,112,686
JPMorgan Chase & Co.
3,700,000	3.875		09/10/24	3,817,449
1,375,000	3.625	(a)	12/01/27	1,360,923
1,575,000	5.300	(a)(b)	05/01/49	1,639,969
KBC Bank NV(a)(b)
2,000,000	8.000		01/25/23	2,060,000
Mitsubishi UFJ Financial Group, Inc.
1,400,000	2.950		03/01/21	1,422,709
2,600,000	3.850		03/01/26	2,715,437
Santander UK PLC(c)
1,150,000	5.000		11/07/23	1,232,821
Synchrony Financial(a)
2,675,000	2.600		01/15/19	2,689,285
The Toronto-Dominion Bank(a)(b)
1,175,000	3.625		09/15/31	1,165,812
UBS Group Funding Switzerland AG(c)
2,200,000	3.000		04/15/21	2,233,741
UniCredit SpA(c)
3,725,000	3.750		04/12/22	3,814,933
1,450,000	4.625		04/12/27	1,525,420
275,000	5.861	(a)(b)	06/19/32	281,302
Wells Fargo & Co.
850,000	3.900		05/01/45	850,327
Wells Fargo Bank NA
799,000	5.950		08/26/36	1,005,046
Westpac Banking Corp.(a)(b)
1,275,000	4.322		11/23/31	1,306,784

				66,967,332

Brokerage – 1.6%
Morgan Stanley, Inc.
3,125,000	3.700		10/23/24	3,207,056
1,650,000	4.000		07/23/25	1,722,163
1,125,000	4.300		01/27/45	1,163,383
The Charles Schwab Corp.(a)
500,000	3.200		03/02/27	502,332

				6,594,934

Chemicals – 2.0%
Albemarle Corp.(a)
450,000	4.150		12/01/24	473,337
Ecolab, Inc.
942,000	5.500		12/08/41	1,153,884
LYB International Finance BV(a)
375,000	4.875		03/15/44	397,101
LYB International Finance II BV(a)
1,225,000	3.500		03/02/27	1,207,532
Monsanto Co.(a)
350,000	4.700		07/15/64	352,508
The Mosaic Co.(a)
100,000	5.625		11/15/43	102,095
The Sherwin-Williams Co.
525,000	2.250		05/15/20	526,175
325,000	2.750	(a)	06/01/22	324,806
1,050,000	3.125	(a)	06/01/24	1,055,319
2,075,000	3.450	(a)	06/01/27	2,088,705

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – (continued)
Westlake Chemical Corp.(a)
$550,000	3.600%	08/15/26	$ 545,875

			8,227,337

Diversified Financial Services – 0.6%
Air Lease Corp.
1,250,000	2.125	01/15/20	1,244,022
GE Capital International Funding Co.
1,200,000	4.418	11/15/35	1,306,066

			2,550,088

Diversified Manufacturing(a) – 0.3%
Roper Technologies, Inc.
1,275,000	3.800	12/15/26	1,310,003

			1,310,003

Electric – 6.8%
Berkshire Hathaway Energy Co.
1,300,000	6.125	04/01/36	1,670,126
CMS Energy Corp.(a)
500,000	4.875	03/01/44	557,298
Dominion Energy, Inc.(a)
1,450,000	2.000	08/15/21	1,422,143
1,225,000	3.900	10/01/25	1,268,104
Duke Energy Corp.(a)
500,000	2.650	09/01/26	474,867
400,000	4.800	12/15/45	442,172
Emera US Finance LP(a)
775,000	2.700	06/15/21	776,186
Enel Finance International NV(c)
2,200,000	2.875	05/25/22	2,203,051
Entergy Corp.(a)
875,000	2.950	09/01/26	837,868
Exelon Corp.(a)
1,550,000	2.850	06/15/20	1,574,691
1,125,000	3.497	06/01/22	1,149,346
400,000	4.450	04/15/46	413,410
Florida Power & Light Co.(a)
2,200,000	5.250	02/01/41	2,702,898
Pacific Gas & Electric Co.(a)
1,000,000	4.250	03/15/46	1,063,842
PPL WEM Holdings PLC(a)(c)
1,750,000	5.375	05/01/21	1,888,358
Progress Energy, Inc.
1,000,000	7.000	10/30/31	1,323,982
Public Service Electric & Gas Co.(a)
1,525,000	3.950	05/01/42	1,580,068
Puget Sound Energy, Inc.(a)(b)
2,300,000	6.974	06/01/67	2,210,875
Ruwais Power Co. PJSC(c)
670,000	6.000	08/31/36	773,012
Southern California Edison Co.(a)
650,000	4.050	03/15/42	680,014
The Southern Co.(a)
1,675,000	2.350	07/01/21	1,662,796
Virginia Electric & Power Co.(a)
705,000	4.000	01/15/43	720,381

			27,395,488

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – 6.4%
Anadarko Petroleum Corp.
	$4,025,000	8.700%		03/15/19	$ 4,439,217
	1,540,000	3.450	(a)	07/15/24	1,504,310
	550,000	5.550	(a)	03/15/26	614,628
	625,000	6.450		09/15/36	735,682
Apache Corp.(a)
	525,000	2.625		01/15/23	512,397
	1,145,000	4.250		01/15/44	1,072,485
BP Capital Markets PLC(a)
	1,025,000	3.119		05/04/26	1,015,907
Canadian Natural Resources Ltd.(a)
	950,000	3.850		06/01/27	942,303
Cenovus Energy, Inc.(a)(c)
	300,000	4.250		04/15/27	285,788
ConocoPhillips Co.(a)
	660,000	3.350		11/15/24	672,908
	1,650,000	4.950		03/15/26	1,837,636
	725,000	4.150		11/15/34	728,551
Devon Energy Corp.(a)
	1,320,000	3.250		05/15/22	1,311,873
Dolphin Energy Ltd.(c)
	81,027	5.888		06/15/19	83,053
Halliburton Co.(a)
	1,400,000	3.800		11/15/25	1,434,754
	900,000	5.000		11/15/45	957,581
Petroleos Mexicanos
	170,000	5.500		02/04/19	177,693
	422,000	6.375		02/04/21	456,942
EUR	1,270,000	5.125		03/15/23	1,630,033
	$1,772,000	6.875		08/04/26	1,966,743
	10,000	6.500	(c)	03/13/27	10,730
	20,000	5.500		06/27/44	17,580
	180,000	5.625		01/23/46	159,570
Pioneer Natural Resources Co.(a)
	1,610,000	3.450		01/15/21	1,654,133
	575,000	3.950		07/15/22	602,522
Suncor Energy, Inc.(a)
	900,000	3.600		12/01/24	920,878

					25,745,897

Food & Beverage – 5.6%
Anheuser-Busch InBev Finance, Inc.(a)
	8,175,000	3.300		02/01/23	8,418,051
	700,000	4.900		02/01/46	790,049
Anheuser-Busch InBev Worldwide, Inc.
	925,000	4.950		01/15/42	1,044,133
Beam Suntory, Inc.(a)
	1,575,000	3.250		05/15/22	1,612,967
Kraft Heinz Foods Co.(a)
	1,450,000	4.375		06/01/46	1,420,034
Pernod-Ricard SA(c)
	2,300,000	4.450		01/15/22	2,466,019
Smithfield Foods, Inc.(c)
	925,000	2.700		01/31/20	929,877
Sysco Corp.(a)
	1,650,000	3.750		10/01/25	1,710,509
The JM Smucker Co.
	1,450,000	3.000		03/15/22	1,477,779

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – (continued)
Wm Wrigley Jr. Co.(a)(c)
$2,650,000	3.375%		10/21/20	$ 2,735,391

				22,604,809

Health Care – 1.8%
Aetna, Inc.(a)
1,000,000	2.800		06/15/23	998,265
AmerisourceBergen Corp.(a)
2,975,000	3.250		03/01/25	3,009,210
Thermo Fisher Scientific, Inc.(a)
1,100,000	3.650		12/15/25	1,131,662
UnitedHealth Group, Inc.
1,125,000	4.625		07/15/35	1,264,415
875,000	4.750		07/15/45	1,005,079

				7,408,631

Health Care Products – 4.5%
Becton Dickinson & Co.
4,525,000	2.133		06/06/19	4,531,873
4,000,000	2.404		06/05/20	4,006,460
3,800,000	2.894	(a)	06/06/22	3,811,879
1,925,000	3.363	(a)	06/06/24	1,929,401
900,000	4.685	(a)	12/15/44	926,879
C.R. Bard, Inc.(a)
3,200,000	3.000		05/15/26	3,210,352

				18,416,844

Life Insurance – 2.6%
AIA Group Ltd.(a)(c)
2,125,000	3.200		03/11/25	2,106,086
MetLife, Inc.
2,275,000	3.600		04/10/24	2,390,520
400,000	4.050		03/01/45	402,704
Reliance Standard Life Global Funding II(c)
2,350,000	2.500		01/15/20	2,353,868
Teachers Insurance & Annuity Association of America(c)
890,000	4.900		09/15/44	996,161
The Hartford Financial Services Group, Inc.
400,000	5.950		10/15/36	493,552
376,000	6.625		03/30/40	507,928
815,000	6.100		10/01/41	1,035,651
200,000	6.625		04/15/42	257,339

				10,543,809

Media - Cable – 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,175,000	3.579		07/23/20	1,214,216
1,675,000	4.464		07/23/22	1,784,656
2,750,000	4.908		07/23/25	2,970,877
700,000	6.384		10/23/35	829,747
Comcast Corp.
1,375,000	4.250		01/15/33	1,465,434
900,000	6.450		03/15/37	1,197,530
Time Warner Cable LLC
890,000	6.750		07/01/18	931,125
150,000	5.000		02/01/20	160,019
500,000	5.875	(a)	11/15/40	557,312

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable – (continued)
Time Warner Cable LLC – (continued)
$300,000	5.500	%(a)	09/01/41	$ 322,399

				11,433,315

Media - Non Cable – 0.5%
21st Century Fox America, Inc.
1,700,000	6.150		02/15/41	2,145,679

				2,145,679

Metals & Mining(c) – 1.1%
Glencore Finance Canada Ltd.
800,000	4.950		11/15/21	855,600
825,000	4.250		10/25/22	854,674
Glencore Funding LLC
1,370,000	4.125		05/30/23	1,405,743
1,275,000	4.000	(a)	03/27/27	1,254,469

				4,370,486

Noncaptive - Financial – 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
900,000	4.625		10/30/20	956,494
General Electric Co.
294,000	5.875		01/14/38	380,473
General Motors Financial Co., Inc.
950,000	2.650		04/13/20	954,099
International Lease Finance Corp.
2,625,000	7.125	(c)	09/01/18	2,778,161
375,000	4.625		04/15/21	399,130
KKR Group Finance Co. LLC(c)
1,850,000	6.375		09/29/20	2,078,615

				7,546,972

Pharmaceuticals – 3.5%
AbbVie, Inc.(a)
2,500,000	2.300		05/14/21	2,493,798
Allergan Funding SCS(a)
1,125,000	4.550		03/15/35	1,200,744
Forest Laboratories LLC(a)(c)
550,000	4.375		02/01/19	567,203
1,550,000	5.000		12/15/21	1,692,296
Mylan NV(a)
2,800,000	3.950		06/15/26	2,837,069
300,000	5.250		06/15/46	328,170
Shire Acquisitions Investments Ireland DAC
1,650,000	1.900		09/23/19	1,642,339
725,000	3.200	(a)	09/23/26	708,944
Teva Pharmaceutical Finance Netherlands III BV
1,750,000	1.400		07/20/18	1,745,879
800,000	2.800		07/21/23	778,116
100,000	3.150		10/01/26	94,968

				14,089,526

Pipelines – 6.6%
Enbridge, Inc.(a)
750,000	2.900		07/15/22	748,500
1,000,000	3.500		06/10/24	999,563
Energy Transfer LP(a)
650,000	4.650		06/01/21	685,669
1,540,000	5.200		02/01/22	1,655,783
456,000	5.150		03/15/45	443,038

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC(a)(b)
$600,000	4.877%		08/01/66	$ 602,250
1,765,000	3.979		06/01/67	1,698,812
Kinder Morgan Energy Partners LP(a)
1,500,000	3.950		09/01/22	1,549,790
2,400,000	5.400		09/01/44	2,420,597
Kinder Morgan, Inc.(a)
1,000,000	3.050		12/01/19	1,017,374
Magellan Midstream Partners LP(a)
300,000	4.200		03/15/45	278,570
400,000	4.250		09/15/46	390,573
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650		06/01/22	408,064
1,819,000	4.650		10/15/25	1,864,457
530,000	5.150		06/01/42	509,032
500,000	4.700		06/15/44	455,771
Sabine Pass Liquefaction LLC(a)
1,875,000	6.250		03/15/22	2,123,201
2,025,000	5.625		03/01/25	2,237,625
Valero Energy Partners LP(a)
1,325,000	4.375		12/15/26	1,354,398
Western Gas Partners LP(a)
775,000	5.450		04/01/44	786,717
Williams Partners LP
3,630,000	3.600	(a)	03/15/22	3,708,615
175,000	6.300		04/15/40	202,809
275,000	4.900	(a)	01/15/45	275,361
181,000	5.100	(a)	09/15/45	187,516

				26,604,085

Property/Casualty Insurance – 1.1%
American International Group, Inc.(a)
475,000	3.750		07/10/25	483,825
1,425,000	4.500		07/16/44	1,449,053
Arch Capital Group Ltd.
645,000	7.350		05/01/34	870,192
Brighthouse Financial, Inc.(a)(c)
325,000	3.700		06/22/27	321,474
The Chubb Corp.(a)(b)
868,000	3.408		04/15/37	861,490
Willis North America, Inc.(a)
325,000	3.600		05/15/24	328,275

				4,314,309

Real Estate Investment Trusts – 3.8%
American Campus Communities Operating Partnership LP(a)
3,200,000	4.125		07/01/24	3,344,342
CubeSmart LP(a)
1,625,000	4.800		07/15/22	1,741,915
HCP, Inc.(a)
1,975,000	2.625		02/01/20	1,989,487
Kilroy Realty LP
1,125,000	6.625		06/01/20	1,248,114
National Retail Properties, Inc.(a)
700,000	3.600		12/15/26	694,299
Select Income REIT(a)
1,125,000	3.600		02/01/20	1,140,085
VEREIT Operating Partnership LP(a)
2,075,000	4.875		06/01/26	2,189,125

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(c)
$2,150,000	2.700%		09/17/19	$ 2,167,768
Welltower, Inc.(a)
775,000	4.125		04/01/19	798,117

				15,313,252

Retailers – 1.2%
CVS Health Corp.(a)
3,500,000	2.800		07/20/20	3,563,343
275,000	5.125		07/20/45	315,259
The Home Depot, Inc.
400,000	5.875		12/16/36	521,062
Walgreens Boots Alliance, Inc.(a)
375,000	4.650		06/01/46	392,508

				4,792,172

Technology - Hardware – 2.9%
Cisco Systems, Inc.
300,000	5.900		02/15/39	390,088
Dell International LLC/EMC Corp.(c)
2,300,000	3.480		06/01/19	2,353,765
Hewlett Packard Enterprise Co.(a)
1,400,000	4.900		10/15/25	1,467,757
NVIDIA Corp.(a)
625,000	3.200		09/16/26	619,706
NXP BV/NXP Funding LLC(c)
1,167,000	4.125		06/15/20	1,225,724
1,700,000	4.125		06/01/21	1,790,100
Oracle Corp.(a)
1,400,000	4.300		07/08/34	1,519,015
QUALCOMM, Inc.
600,000	3.000		05/20/22	615,320
925,000	2.600	(a)	01/30/23	921,626
900,000	2.900	(a)	05/20/24	898,163

				11,801,264

Technology - Software/Services – 3.2%
Apple, Inc.
975,000	3.850		05/04/43	974,729
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)(c)
1,975,000	3.000		01/15/22	1,992,652
2,175,000	3.625		01/15/24	2,225,021
DXC Technology Co.(a)(c)
1,150,000	4.250		04/15/24	1,189,823
Fidelity National Information Services, Inc.(a)
3,300,000	4.500		10/15/22	3,585,691
Fiserv, Inc.(a)
2,500,000	2.700		06/01/20	2,529,455
Microsoft Corp.(a)
275,000	4.100		02/06/37	296,209

				12,793,580

Tobacco – 1.1%
BAT International Finance PLC(c)
2,400,000	2.750		06/15/20	2,431,351
Reynolds American, Inc.
861,000	3.250		06/12/20	886,432

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Tobacco – (continued)
Reynolds American, Inc. – (continued)
$775,000	5.850	%(a)	08/15/45	$ 949,220

				4,267,003

Transportation – 0.2%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	560,222
Norfolk Southern Corp.(a)
200,000	4.650		01/15/46	221,449

				781,671

Trucking & Leasing(c) – 0.8%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2,275,000	3.375	(a)	02/01/22	2,330,474
650,000	4.875		07/11/22	710,075

				3,040,549

Wireless Telecommunications – 4.7%
American Tower Corp.
1,625,000	3.300	(a)	02/15/21	1,667,451
750,000	5.000		02/15/24	828,698
AT&T, Inc.(a)
350,000	2.800		02/17/21	353,713
3,547,000	3.600		02/17/23	3,630,213
Crown Castle International Corp.(a)
675,000	2.250		09/01/21	664,067
Verizon Communications, Inc.
5,425,000	4.500		09/15/20	5,795,213
4,675,000	2.450	(a)	11/01/22	4,582,500
1,200,000	3.500	(a)	11/01/24	1,211,098
250,000	4.125		03/16/27	258,195

				18,991,148

Wirelines Telecommunications – 5.9%
AT&T, Inc.(a)
2,000,000	4.600		02/15/21	2,133,066
1,875,000	3.000		06/30/22	1,875,969
600,000	3.950		01/15/25	611,509
4,750,000	3.400		05/15/25	4,669,678
275,000	4.250		03/01/27	284,337
300,000	6.000		08/15/40	338,747
Telefonica Emisiones SAU
4,890,000	5.462		02/16/21	5,378,653
825,000	4.103		03/08/27	852,345
Verizon Communications, Inc.
1,525,000	1.750	(a)	08/15/21	1,475,055
5,600,000	5.150		09/15/23	6,220,407

				23,839,766

TOTAL CORPORATE OBLIGATIONS (Cost $365,549,911)				$373,432,967

Foreign Debt Obligations – 2.3%
Sovereign – 2.3%
Republic of Colombia
$1,221,000	4.000	%(a)	02/26/24	$ 1,266,787
1,492,000	6.125		01/18/41	1,719,530

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Indonesia
	$200,000	3.700	%(c)	01/08/22	$ 205,250
	387,000	5.875		01/15/24	441,180
	430,000	4.125		01/15/25	443,438
EUR	510,000	3.375		07/30/25	635,649
	$350,000	4.350	(c)	01/08/27	365,750
EUR	400,000	3.750		06/14/28	500,262
	$470,000	6.750		01/15/44	605,712
United Mexican States
	1,810,000	6.050		01/11/40	2,137,610
	410,000	4.750		03/08/44	410,410
	680,000	5.750		10/12/10	705,500

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $8,610,342)					$ 9,437,078

Municipal Debt Obligations(a) – 3.0%
California – 2.0%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$ 664,668
California State GO Bonds Build America Taxable Series 2010
	2,320,000	7.625		03/01/40	3,544,380
California State University RB Build America Bonds Series 2010
	2,825,000	6.484		11/01/41	3,796,546

					8,005,594

Illinois – 0.9%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Taxable Direct Payment Series 2009
	1,775,000	5.720		12/01/38	2,169,316
Illinois State GO Bonds Build America Series 2010
	1,625,000	6.630		02/01/35	1,667,754

					3,837,070

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
	350,000	7.414		01/01/40	528,766

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,459,532)					$ 12,371,430

U.S. Treasury Obligations – 1.1%
United States Treasury Inflation Indexed Bonds
	$834,760	0.125%		04/15/19	$ 835,369
	208,814	0.125		04/15/20	209,213
	529,630	0.125		01/15/23	525,213
	419,148	0.625		01/15/24	425,418
	395,019	0.875		02/15/47	383,979
United States Treasury Notes
	2,000,000	2.000		06/30/24	1,982,340

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,384,318)					$ 4,361,532

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b)(d) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
736	0.845%	$ 736
(Cost $736)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $388,004,839)		$399,603,743

TOTAL INVESTMENTS – 98.7% (Cost $388,004,839)		$399,603,743

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		5,066,454

NET ASSETS – 100.0%		$404,670,197

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $58,871,856, which represents approximately 14.6% of net assets as of June 30, 2017.

(d)	Represents an Affiliated fund.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Westpac Banking Corp.	USD	2,634,675	EUR	2,328,758	$2,667,469	08/24/17	$(32,794)

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(53)	December 2018	$(13,011,500)	$(13,387)
Ultra 10 Year U.S. Treasury Notes	(29)	September 2017	(3,909,563)	6,073
Ultra Long U.S. Treasury Bonds	114	September 2017	18,909,750	236,016
2 Year U.S. Treasury Notes	55	September 2017	11,886,016	(13,265)
5 Year U.S. Treasury Notes	(372)	September 2017	(43,834,969)	87,203
10 Year U.S. Treasury Notes	100	September 2017	12,553,125	(107,124)
20 Year U.S. Treasury Bonds	46	September 2017	7,069,625	(18,228)

TOTAL				$177,288

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$17,640	12/20/19	2.250%	3 month LIBOR	$32,365	$30,645
	1,000	07/03/23	3 month LIBOR	2.142%	11	289
	2,380	07/03/28	2.377	3 month LIBOR	38	(5,515)
	2,600	12/20/28	3 month LIBOR	2.790	(46,451)	(30,110)
	400	09/20/47	3 month LIBOR	2.500	(7,971)	11,509
	1,010	07/03/48	3 month LIBOR	2.560	36	3,943

TOTAL					$(21,972)	$10,761

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 26	$46,650	(1.000)%	06/20/21	0.435%	$972,197	$52,564

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$388,259,774

Gross unrealized gain	13,060,950
Gross unrealized loss	(1,716,981)

Net unrealized security gain	$11,343,969.00

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 68.0%
Argentina – 3.1%
Argentina POM Politica Monetaria (B/B3)(a)
ARS	26,590,000	26.250%		06/21/20	$ 1,659,676
City of Buenos Aires Argentina (B/B3)(a)
	46,190,000	22.716		03/29/24	2,751,141
Provincia de Buenos Aires (B/B3)(a)(b)
	8,920,000	24.080		05/31/22	547,012
Republic of Argentina (B/B3)
	7,240,000	22.750		03/05/18	436,293
	1,504,000	18.200		10/03/21	95,684
	14,800,000	16.000		10/17/23	948,558
	300,000	15.500		10/17/26	19,969
EUR	1,110,000	5.000		01/15/27	1,180,626
	$1,040,000	7.125	(b)	06/28/17	944,840

					8,583,799

Brazil – 9.5%
Brazil Notas do Tesouro Nacional (BB/Ba2)
BRL	7,889,000	10.000		01/01/23	2,355,345
	57,287,000	10.000		01/01/25	16,903,529
	11,117,000	10.000		01/01/27	3,258,243
	11,614,506	6.000		08/15/40	3,659,088
	452,591	6.000		08/15/50	142,136

					26,318,341

Chile – 3.0%
Bonos de la Tesoreria de la Republica en Pesos (AA/Aa3)
CLP	705,000,000	4.500		02/28/21	1,094,640
	1,740,000,000	4.500		03/01/21	2,697,061
	705,000,000	4.500		03/01/26	1,090,300
	610,000,000	5.000		03/01/35	964,050
Republic of Chile (AA-/Aa3)
	1,504,000,000	5.500		08/05/20	2,407,201

					8,253,252

Colombia – 6.0%
Republic of Colombia (BBB+/Baa2)
COP	6,978,327,666	3.500		03/10/21	2,348,348
	14,450,600,000	7.000		05/04/22	4,950,831
	1,851,000,000	4.375	(c)	03/21/23	566,159
	11,536,700,000	10.000		07/24/24	4,600,317
	45,215,946	3.500		05/07/25	15,244
	3,201,500,000	7.500		08/26/26	1,119,548
	1,168,078,605	3.300		03/17/27	387,045
	100,000	6.000		04/28/28	31
	8,612,600,000	7.000		06/30/32	2,820,962

					16,808,485

Dominican Republic – 1.0%
Dominican Republic (BB-/B1)
DOP	77,900,000	11.375		07/06/29	1,656,707
	$1,100,000	6.850	(b)	01/27/45	1,172,875

					2,829,582

Hungary – 5.4%
Hungary Government Bond (BBB-/Baa3)
HUF	1,806,770,000	3.000		06/26/24	6,925,446
	1,649,430,000	5.500		06/24/25	7,293,183

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Hungary – (continued)
Hungary Government Bond (BBB-/Baa3) – (continued)
HUF	204,320,000	2.750%		12/22/26	$ 735,726
	45,270,000	3.000		10/27/27	165,719

					15,120,074

Malaysia – 4.3%
Malaysia Government Bond (A/A3)
MYR	24,050,000	4.012		09/15/17	5,611,424
	6,060,000	3.743		08/26/21	1,406,389
	7,980,000	4.498		04/15/30	1,859,646
	4,740,000	4.245		09/30/30	1,070,912
	3,250,000	4.254		05/31/35	728,214
	3,380,000	4.786		10/31/35	799,213
	2,270,000	4.736		03/15/46	523,506

					11,999,304

Mexico – 1.5%
United Mexican States (A/A3)
MXN	48,039,700	10.000		12/05/24	3,157,001
	16,479,400	8.500		05/31/29	1,032,475
	287,700	7.750		11/13/42	16,833

					4,206,309

Peru – 3.0%
Republic of Peru (A-/A3)
PEN	714,000	5.700		08/12/24	228,740
	911,000	8.200		08/12/26	336,364
	8,099,000	6.350	(b)	08/12/28	2,650,739
	393,000	6.950		08/12/31	133,511
	5,192,000	6.900		08/12/37	1,744,523
	8,178,000	6.850		02/12/42	2,691,362
	1,484,000	6.714		02/12/55	471,567

					8,256,806

Poland – 8.4%
Poland Government Bond (A-/A2)
PLN	4,280,000	5.750		10/25/21	1,309,081
	38,170,000	2.250		04/25/22	10,090,872
	16,250,000	5.750		09/23/22	5,030,082
	23,640,000	4.000		10/25/23	6,793,538

					23,223,573

Russia – 5.5%
Russian Federation Bond (BBB-/Ba1)
RUB	28,170,000	7.100		10/16/24	459,426
	57,130,000	7.750		09/16/26	969,258
	37,220,000	7.050		01/19/28	600,190
	659,910,000	8.500		09/17/31	11,869,093
	78,380,000	7.700		03/23/33	1,305,447

					15,203,414

South Africa – 7.3%
Republic of South Africa (BBB-/Baa3)
ZAR	25,690,000	8.000		01/31/30	1,775,855
	65,430,000	8.250		03/31/32	4,509,691
	64,400,000	8.875		02/28/35	4,570,818
	98,310,000	8.500		01/31/37	6,663,988
	40,768,000	8.750		01/31/44	2,778,862

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa (BBB-/Baa3) – (continued)
ZAR	200,000	8.750%	02/28/48	$ 13,637

				20,312,851

Thailand – 4.7%
Thailand Government Bond (A-/Baa1)
THB	34,890,000	3.850	12/12/25	1,129,012
	85,665,000	3.580	12/17/27	2,736,659
	210,620,250	1.250	03/12/28	5,811,631
	32,900,000	3.650	06/20/31	1,038,069
	69,580,000	3.775	06/25/32	2,217,898

				12,933,269

Turkey – 5.3%
Republic of Turkey (BB+/Ba1)
TRY	8,300,000	9.400	07/08/20	2,289,403
	28,000,000	10.600	02/11/26	8,089,437
Turkey Government Bond (BB+/Ba1)
	3,760,000	9.200	09/22/21	1,020,296
	4,570,000	11.000	03/02/22	1,323,208
	260,000	8.000	03/12/25	65,084
	6,390,000	11.000	02/24/27	1,893,327

				14,680,755

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $188,353,398)				$188,729,814

Corporate Obligations – 4.7%
Argentina(b) – 0.5%
Banco Macro SA (NR/B3)
ARS	21,350,000	17.500%	05/08/22	$ 1,273,259

Australia – 0.5%
Toyota Finance Australia Ltd. (NR/NR)
MXN	27,460,000	3.760	07/20/17	1,510,003

Egypt(b)(d) – 0.3%
Citigroup Global Markets Holdings, Inc. (NR/NR)
EGP	16,950,000	0.000	01/25/18	838,005

South Africa – 1.8%
Transnet Ltd. (BBB-/Baa3)
ZAR	73,000,000	10.000	03/30/29	4,962,159

Venezuela – 1.6%
Petroleos de Venezuela SA (NR/NR)
	$10,130,000	6.000	10/28/22	3,368,142
Petroleos de Venezuela SA (CCC-/NR)
	2,650,000	6.000	11/15/26	968,575

				4,336,717

TOTAL CORPORATE OBLIGATIONS (Cost $15,796,109)				$ 12,920,143

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – 10.3%
Colombia – 0.6%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	4,226,000,000	11.000%		07/25/24	$ 1,685,139

Egypt(d) – 1.8%
Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)
EGP	23,250,000	0.000	%(b)	08/10/17	$ 1,258,054
	25,250,000	0.000		08/17/17	1,361,298
	6,530,000	0.000	(b)	11/02/17	336,864
	23,100,000	0.000		02/08/18	1,135,138
Arab Republic of Egypt (Issuer Citibank NA) (B-/B3)
	5,100,000	0.000		03/08/18	248,920
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)(b)
	12,650,000	0.000		02/15/18	619,333

					4,959,607

Indonesia – 7.5%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
IDR	26,000,000,000	8.375	(b)	03/15/24	2,103,693
	15,900,000,000	8.375		03/17/24	1,286,489
	124,662,000,000	6.625	(b)	05/17/33	8,543,007
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)(b)
	1,274,000,000	9.000		03/19/29	108,598
	72,800,000,000	9.000		03/19/29	6,205,630
	29,198,000,000	9.000		03/19/29	2,488,901

					20,736,318

United Kingdom(b)(d) – 0.4%
Arab Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)
EGP	20,600,000	0.000		09/14/17	1,092,960

TOTAL STRUCTURED NOTES (Cost $34,192,120)					$ 28,474,024

Municipal Debt Obligations(c) – 0.4%
Puerto Rico – 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CC/Caa3)
	$70,000	6.000%		07/01/44	$ 56,350
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CC/Caa3)
	60,000	5.750		07/01/37	47,850
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (D/Caa3)(e)
	70,000	5.500		07/01/32	41,213
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (D/Caa3)(e)
	45,000	5.875		07/01/36	27,000
	170,000	5.750		07/01/38	99,875
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A (D/Caa3)(e)
	45,000	6.000		07/01/34	26,381
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (D/Caa3)(e)
	40,000	5.625		07/01/32	23,650
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (D/Caa3)(e)
	20,000	5.500		07/01/26	11,875
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (D/Caa3)(e)
	80,000	5.125		07/01/31	47,300

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations(c) – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A (D/Caa3)(e)
$20,000	5.000%	07/01/34	$ 11,725
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A (D/Caa3)(e)
30,000	5.250	07/01/27	17,813
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A (D/Ca)(d)(e)
85,000	0.000	08/01/35	6,191
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C (D/Ca)(d)(e)
215,000	0.000	08/01/37	14,072
175,000	0.000	08/01/38	10,728
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (D/Ca)(e)
90,000	5.250	08/01/27	23,175
210,000	5.750	08/01/37	54,075
60,000	6.375	08/01/39	15,450
15,000	6.500	08/01/44	3,863
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (D/Ca)(e)
475,000	0.000	08/01/33	103,312
290,000	5.500	08/01/37	74,675
540,000	5.375	08/01/39	139,050
105,000	5.500	08/01/42	27,038
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (D/Ca)(e)
240,000	5.375	08/01/38	61,800
265,000	5.250	08/01/41	68,237
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (D/Ca)(e)
485,000	5.000	08/01/43	124,887
175,000	5.250	08/01/43	45,062
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (D/Ca)(e)
305,000	5.500	08/01/28	78,537

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,815,916)			$ 1,261,184

U.S. Treasury Obligation(f) – 0.2%
United States Treasury Bond
$500,000	3.625%	08/15/43	$ 575,445
TOTAL US TREASURY OBLIGATION – 0.2% (Cost $574,528)

Shares	Distribution Rate	Value
Investment Company(a)(g) – 7.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
21,563,048	0.845%	$ 21,563,048

TOTAL INVESTMENT COMPANY – 7.8% (Cost $21,563,048)

TOTAL INVESTMENTS – 91.4% (Cost $263,295,118)		$253,523,658

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.6%		23,968,440

NET ASSETS – 100.0%		$277,492,098

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $30,183,770, which represents approximately 10.9% of net assets as of June 30, 2017.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security is currently in default and/or non-income producing.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Represents an Affiliated Fund.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
EURO	— Euro Offered Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	— Mumbai Interbank Offered Rate
NR	— Not Rated
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
RB	— Revenue Bond
SHIBOR	— Shanghai Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	BRL	23,415,873	USD	7,041,000	$7,060,022	07/05/17	$19,022
	BRL	4,769,185	USD	1,414,852	1,419,900	09/05/17	5,048
	CLP	438,286,401	USD	652,736	659,132	08/30/17	6,395
	CNH	48,533,380	USD	7,075,138	7,115,132	09/20/17	39,994
	CNY	16,017,567	USD	2,325,093	2,348,479	09/28/17	23,386
	COP	3,269,472,500	USD	1,064,975	1,066,390	08/11/17	1,415
	COP	1,124,036,000	USD	364,828	365,186	09/14/17	357
	CZK	59,760,209	EUR	2,230,000	2,613,739	07/03/17	66,354
	CZK	42,777,929	EUR	1,607,172	1,871,934	07/10/17	35,327
	CZK	332,325,441	EUR	12,561,347	14,609,115	09/20/17	200,381
	CZK	38,784,970	EUR	1,451,126	1,705,115	09/21/17	40,480
	CZK	79,779,212	EUR	2,964,000	3,510,436	10/03/17	108,041
	CZK	53,534,703	EUR	2,005,000	2,363,130	11/09/17	56,694
	CZK	152,226,287	EUR	5,690,507	6,726,524	11/21/17	175,988
	CZK	40,929,983	EUR	1,529,235	1,808,756	11/22/17	48,301
	CZK	154,952,588	EUR	5,809,897	6,870,705	01/03/18	166,985
	CZK	109,276,508	USD	4,717,561	4,803,824	09/20/17	86,263
	EGP	9,750,821	USD	510,514	518,310	11/29/17	7,795
	EGP	8,007,570	USD	390,613	419,770	01/24/18	29,157
	EUR	3,327,683	PLN	14,109,414	3,817,080	09/20/17	10,893
	EUR	11,350,034	USD	12,759,988	13,019,271	09/20/17	259,284
	HUF	314,022,552	USD	1,154,056	1,165,266	09/20/17	11,210
	IDR	6,346,529,007	USD	469,939	470,434	10/18/17	495
	INR	714,697,685	USD	10,919,905	11,040,063	07/14/17	120,159
	INR	25,268,919	USD	390,000	390,066	07/20/17	66
	INR	187,093,586	USD	2,885,688	2,886,772	07/24/17	1,084
	KRW	2,744,004,003	USD	2,372,331	2,396,829	07/13/17	24,498
	KRW	93,398,367	USD	81,457	81,592	07/31/17	135
	MXN	622,494,895	USD	33,742,774	33,862,346	09/20/17	119,571
	MYR	44,151,391	USD	10,198,500	10,238,914	08/17/17	40,414
	PEN	2,698,000	USD	817,948	826,045	08/29/17	8,097
	PHP	99,170,971	USD	1,954,000	1,959,126	07/31/17	5,126
	PLN	8,617,501	EUR	2,021,713	2,324,677	09/20/17	5,633
	RON	33,127,511	USD	8,112,723	8,317,908	09/20/17	205,186
	RUB	218,450,016	USD	3,645,526	3,688,094	07/20/17	42,568
	SGD	2,683,850	USD	1,934,000	1,951,901	09/20/17	17,901
	THB	43,622,671	USD	1,283,246	1,284,167	08/23/17	921
	THB	202,709,412	USD	5,868,321	5,967,395	08/30/17	99,074
	TRY	1,426,385	USD	395,000	396,142	09/20/17	1,142
	TWD	22,300,239	USD	723,095	733,835	07/11/17	10,741
	TWD	70,102,226	USD	2,301,585	2,306,413	07/20/17	4,828
	TWD	1,993,186	USD	65,372	65,563	07/31/17	191
	USD	11,971,986	ARS	195,656,524	11,731,413	07/06/17	240,571
	USD	7,940,899	ARS	130,933,961	7,820,066	07/13/17	120,834
	USD	625,882	ARS	10,283,241	609,413	07/27/17	16,469
	USD	14,797,098	BRL	48,703,622	14,684,426	07/05/17	112,674
	USD	391,000	CLP	258,732,520	389,727	07/03/17	1,273
	USD	587,000	CLP	389,638,273	586,672	07/17/17	328
	USD	775,900	CLP	513,174,425	772,519	07/24/17	3,382
	USD	3,572,003	CLP	2,370,242,492	3,564,570	08/30/17	7,433
	USD	2,310,715	CNH	15,747,693	2,308,656	09/20/17	2,059
	USD	2,735,414	COP	7,986,039,884	2,604,772	08/11/17	130,642
	USD	12,511,850	COP	37,073,157,508	12,044,619	09/14/17	467,230
	USD	2,152,138	HKD	16,664,884	2,139,760	09/29/17	12,378

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC (continued)	USD	5,417,312	HKD	41,971,166	$5,389,495	10/03/17	$27,817
	USD	4,463,000	HKD	34,575,307	4,440,344	10/10/17	22,656
	USD	14,665,851	HKD	113,456,623	14,605,990	03/27/18	59,860
	USD	3,825,000	HKD	29,629,081	3,815,861	05/11/18	9,139
	USD	978,000	IDR	13,036,740,000	975,537	07/21/17	2,463
	USD	1,019,654	IDR	13,605,037,657	1,017,199	07/31/17	2,455
	USD	1,070,958	IDR	14,347,085,200	1,069,680	08/25/17	1,278
	USD	3,619,635	INR	233,611,263	3,608,635	07/14/17	11,000
	USD	544,530	INR	35,209,189	543,510	07/20/17	1,020
	USD	973,483	INR	63,063,676	973,045	07/24/17	438
	USD	392,000	KRW	438,060,000	382,762	07/03/17	9,238
	USD	2,163,968	KRW	2,443,011,150	2,133,902	07/12/17	30,066
	USD	25,706,725	KRW	29,034,365,796	25,360,894	07/13/17	345,828
	USD	987,500	KRW	1,106,128,375	966,209	07/17/17	21,291
	USD	1,331,031	KRW	1,506,454,076	1,315,915	07/19/17	15,116
	USD	977,000	KRW	1,111,137,215	970,606	07/20/17	6,394
	USD	391,000	KRW	443,003,000	386,992	07/26/17	4,008
	USD	251,000	KRW	286,725,583	250,481	07/31/17	519
	USD	385,919	KRW	438,060,000	383,003	09/27/17	2,915
	USD	22,255,955	MXN	407,547,619	22,169,686	09/20/17	86,268
	USD	319,435	MYR	1,369,418	318,622	07/03/17	813
	USD	1,837,507	PLN	6,810,995	1,837,350	09/20/17	157
	USD	10,123,415	RUB	583,273,415	9,847,414	07/20/17	276,001
	USD	935,261	TRY	3,351,233	930,721	09/20/17	4,541
	USD	2,379,205	TWD	71,728,970	2,360,390	07/11/17	18,816
	USD	987,000	TWD	29,929,295	984,716	07/19/17	2,284
	USD	3,282,892	TWD	98,765,800	3,248,768	08/30/17	34,124
	USD	3,628,063	TWD	109,402,918	3,599,807	09/29/17	28,258
	USD	486,183	TWD	14,662,296	482,670	10/20/17	3,512
	USD	11,933,223	ZAR	155,515,519	11,725,619	09/20/17	207,605

TOTAL							$4,457,753

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	ARS	195,656,525	USD	11,907,507	$11,731,414	07/06/17	$(176,093)
	ARS	61,345,293	USD	3,677,775	3,663,864	07/13/17	(13,912)
	ARS	20,736,720	USD	1,287,995	1,230,276	07/25/17	(57,719)
	BRL	25,288,158	USD	7,666,071	7,624,527	07/05/17	(41,544)
	BRL	28,028,408	USD	8,458,714	8,398,838	08/02/17	(59,876)
	BRL	6,489,986	USD	1,933,981	1,932,223	09/05/17	(1,758)
	CLP	258,732,520	USD	391,871	389,727	07/03/17	(2,143)
	CLP	260,668,400	USD	395,000	392,484	07/17/17	(2,516)
	CLP	1,322,968,244	USD	1,991,658	1,989,591	08/30/17	(2,067)
	COP	15,672,255,000	USD	5,166,394	5,118,332	07/31/17	(48,062)
	COP	13,643,039,500	USD	4,647,560	4,449,890	08/11/17	(197,669)
	COP	18,236,723,001	USD	6,135,663	5,924,890	09/14/17	(210,772)
	EUR	2,266,252	CZK	59,760,210	2,588,797	07/03/17	(24,942)
	EUR	3,510,378	CZK	92,847,576	4,026,646	09/20/17	(54,958)
	EUR	2,986,939	CZK	79,969,325	3,438,368	11/21/17	(95,290)
	EUR	3,897,000	CZK	104,229,162	4,496,533	01/03/18	(125,060)
	EUR	653,470	HUF	202,131,464	749,576	09/20/17	(488)
	HKD	16,664,884	USD	2,141,383	2,139,760	09/29/17	(1,623)
	HKD	41,971,166	USD	5,395,347	5,389,495	10/03/17	(5,852)
	HKD	34,575,307	USD	4,444,013	4,440,344	10/10/17	(3,668)
	HKD	113,456,624	USD	14,620,887	14,605,990	03/27/18	(14,897)
	HKD	29,629,081	USD	3,820,002	3,815,861	05/11/18	(4,141)
	HUF	396,215,866	EUR	1,282,973	1,470,267	09/20/17	(1,391)
	IDR	6,346,529,007	USD	476,109	475,726	07/05/17	(382)
	IDR	164,235,547,978	USD	12,290,400	12,244,961	08/25/17	(45,439)
	INR	351,525,287	USD	5,450,000	5,430,074	07/14/17	(19,926)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC (continued)	INR	126,729,769	USD	1,960,527	$1,955,385	07/24/17	$(5,142)
	INR	189,619,449	USD	2,933,000	2,923,745	07/31/17	(9,255)
	KRW	438,060,000	USD	385,413	382,762	07/03/17	(2,651)
	KRW	3,265,571,168	USD	2,887,851	2,852,385	07/12/17	(35,467)
	KRW	24,108,185,462	USD	21,395,044	21,057,982	07/13/17	(337,061)
	KRW	6,447,493,629	USD	5,661,329	5,632,046	07/20/17	(29,283)
	KRW	4,412,784,314	USD	3,882,000	3,854,853	07/26/17	(27,147)
	KRW	671,466,600	USD	588,000	586,587	07/31/17	(1,413)
	KRW	4,220,280,085	USD	3,720,931	3,689,862	09/27/17	(31,069)
	MXN	289,136,906	USD	15,908,346	15,728,409	09/20/17	(179,937)
	MYR	1,369,418	USD	318,692	318,622	07/03/17	(70)
	PHP	152,094,102	USD	3,053,485	2,994,214	09/14/17	(59,271)
	PLN	154,970,085	EUR	36,763,618	41,805,092	09/20/17	(365,312)
	RUB	697,780,940	USD	12,177,355	11,780,645	07/20/17	(396,711)
	TRY	18,946,519	USD	5,288,000	5,261,918	09/20/17	(26,082)
	TWD	94,518,255	USD	3,129,440	3,110,319	07/11/17	(19,121)
	TWD	59,430,685	USD	1,974,000	1,955,438	07/17/17	(18,562)
	TWD	58,917,820	USD	1,942,000	1,938,438	07/20/17	(3,562)
	TWD	38,115,150	USD	1,260,422	1,253,747	08/17/17	(6,675)
	USD	790,000	CLP	525,466,920	791,186	07/17/17	(1,186)
	USD	569,992	CLP	379,728,881	571,068	08/30/17	(1,076)
	USD	7,735,329	CNH	53,026,642	7,773,857	09/20/17	(38,528)
	USD	932,566	CNY	6,411,394	940,032	09/28/17	(7,466)
	USD	945,477	HUF	258,877,749	960,637	09/20/17	(15,160)
	USD	4,874,886	INR	321,576,099	4,967,444	07/14/17	(92,558)
	USD	925,645	KRW	1,059,862,953	925,887	07/31/17	(243)
	USD	387,000	MXN	7,129,449	387,826	09/20/17	(826)
	USD	2,267,885	MYR	9,809,602	2,274,892	08/17/17	(7,008)
	USD	1,549,268	PEN	5,122,655	1,565,843	09/15/17	(16,575)
	USD	4,806,770	PLN	18,039,413	4,866,354	09/20/17	(59,584)
	USD	1,041,325	RUB	62,077,527	1,048,055	07/20/17	(6,730)
	USD	3,622,314	SGD	5,012,205	3,645,258	09/20/17	(22,945)
	USD	23,915,256	TRY	86,516,899	24,027,889	09/20/17	(112,634)
	USD	2,976,591	TWD	90,885,795	2,990,785	07/11/17	(14,195)
	USD	977,000	TWD	29,709,593	977,467	07/20/17	(467)
	USD	2,741,000	TWD	83,528,305	2,747,552	07/31/17	(6,552)
	USD	9,901,486	TWD	302,094,338	9,936,987	08/17/17	(35,501)
	USD	772,081	ZAR	10,246,766	772,590	09/20/17	(509)
	ZAR	66,284,481	USD	5,062,875	4,997,743	09/20/17	(65,133)

TOTAL							$(3,270,855)

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(78)	December 2018	$(19,149,000)	$(19,643)
Ultra Long U.S. Treasury Bonds	53	September 2017	8,791,375	142,851
2 Year U.S. Treasury Notes	(122)	September 2017	(26,365,344)	31,917
5 Year U.S. Treasury Notes	(128)	September 2017	(15,083,000)	31,048
10 Year U.S. Treasury Notes	53	September 2017	6,653,156	(17,814)
20 Year U.S. Treasury Bonds	(112)	September 2017	(17,213,000)	(144,251)

TOTAL				$24,108

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

							Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	KRW	8,896,640		08/12/18	1.213%	3 month KWCDC	$—	$(28,508)
		13,338,680		08/12/18	1.205	3 month KWCDC	—	(43,833)
	BRL	21,050		01/02/19	1 month Brazilian Interbank Deposit Average	11.720%	—	(196,085)
	ILS	17,300		06/21/20	0.650	3 month TELBOR	(320)	(38,407)
	BRL	11,070		01/04/21	9.956	1 month Brazilian Interbank Deposit Average	—	(8,649)
		12,630		01/04/21	11.590	1 month Brazilian Interbank Deposit Average	—	134,666
Barclays Bank PLC	CNY	32,510		12/21/21	2.800	3 month SHIBOR	(23,481)	(163,520)
	MXN	309,200	(a)	06/29/27	8.010	Mexico Interbank TIIE 28 Days	—	161,921
Citibank NA	BRL	17,340		01/02/18	14.460	1 month Brazilian Interbank Deposit Average	—	199,643
		17,480		01/02/18	1 month Brazilian Interbank Deposit Average	10.240	—	(15,224)
		19,610		01/02/18	1 month Brazilian Interbank Deposit Average	10.000	—	(11,672)
		26,160		01/02/18	1 month Brazilian Interbank Deposit Average	10.300	—	(25,670)
	KRW	6,362,430		09/22/18	1.276	3 month KWCDC	—	(17,653)
	BRL	3,460		01/02/19	12.645	1 month Brazilian Interbank Deposit Average	—	42,000
		7,270		01/02/19	1 month Brazilian Interbank Deposit Average	9.790	—	(15,068)
		13,530		01/02/19	1 month Brazilian Interbank Deposit Average	9.970	—	(38,184)
	THB	446,710		06/15/19	1.550	6 month Thai Reuters	(13,786)	2,882
	BRL	2,530		01/02/20	10.155	1 month Brazilian Interbank Deposit Average	—	9,639
		5,050		01/02/20	9.853	1 month Brazilian Interbank Deposit Average	—	5,678
		5,910		01/02/20	9.820	1 month Brazilian Interbank Deposit Average	—	5,788
		6,370		01/02/20	9.687	1 month Brazilian Interbank Deposit Average	—	2,409
		8,880		01/02/20	9.841	1 month Brazilian Interbank Deposit Average	—	9,734
		9,470		01/02/20	10.010	1 month Brazilian Interbank Deposit Average	—	19,655
	ILS	28,990		06/21/20	0.650	3 month TELBOR	(541)	(64,356)
		12,360		06/21/20	0.65	3 month TELBOR	(6,079)	(21,590)
	BRL	11,180		01/04/21	1 month Brazilian Interbank Deposit Average	11.605	—	(123,045)
	CNY	19,010		12/20/21	2.800	3 month SHIBOR	(15,423)	(93,925)
		22,600		03/15/22	3.600	3 month SHIBOR	(47,220)	24,477
		8,750		06/21/22	4.000	3 month TELBOR	(6,592)	19,696

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

							Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Credit Suisse International (London)		17,400		01/02/18	11.960%	1 month Brazilian Interbank Deposit Average	$—	$(84,656)
	BRL	23,240		01/02/18	11.120	1 month Brazilian Interbank Deposit Average	—	(264,028)
	COP	20,678,330		04/15/19	3 month COP	5.110%	—	(19,276)
		3,635,890		05/02/24	Colombia IBR Overnight Interbank	6.055	—	(32,524)
Deutsche Bank AG	BRL	9,840		01/02/18	11.150	1 month Brazilian Interbank Deposit Average	—	(109,045)
		17,400		01/02/18	1 month Brazilian Interbank Deposit Average	10.300	—	(17,074)
		24,620		01/02/18	1 month Brazilian Interbank Deposit Average	10.050	—	(15,585)
	KRW	13,118,310		09/09/18	1.235	3 month KWCDC	—	(40,655)
	BRL	4,560		01/02/19	1 month Brazilian Interbank Deposit Average	10.140	—	(15,832)
		8,880		01/02/19	1 month Brazilian Interbank Deposit Average	10.030	—	(26,226)
		3,170		01/02/20	10.165	1 month Brazilian Interbank Deposit Average	—	9,376
		5,990		01/02/20	9.875	1 month Brazilian Interbank Deposit Average	—	7,825
		6,240		01/02/20	10.050	1 month Brazilian Interbank Deposit Average	—	13,758
		8,140		01/02/20	9.766	1 month Brazilian Interbank Deposit Average	—	6,551
		16,650	(a)	01/02/20	11.840	1 month Brazilian Interbank Deposit Average	—	56,357
		22,400	(a)	01/02/20	11.750	1 month Brazilian Interbank Deposit Average	—	71,406
		7,710		01/04/21	1 month Brazilian Interbank Deposit Average	10.950	—	(55,684)
		11,360		01/04/21	1 month Brazilian Interbank Deposit Average	13.927	—	(319,493)
		3,260		01/02/23	10.072	1 month Brazilian Interbank Deposit Average	—	(9,411)
		7,260		01/02/23	1 month Brazilian Interbank Deposit Average	13.855	—	(230,881)
		7,350		01/02/23	1 month Brazilian Interbank Deposit Average	14.195	—	(257,136)
		7,770		01/02/23	10.074	1 month Brazilian Interbank Deposit Average	—	(24,056)
		17,590		01/02/23	1 month Brazilian Interbank Deposit Average	13.602	—	(517,000)
		22,680		01/02/25	1 month Brazilian Interbank Deposit Average	12.340	—	(365,102)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

							Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc.		11,840		01/02/19	1 month Brazilian Interbank Deposit Average	9.790%	$—	$(24,276)
		11,940		01/02/19	1 month Brazilian Interbank Deposit Average	9.800	—	(25,278)
	KRW	2,698,590		02/01/19	1.540	3 month KWCDC	—	(609)
	THB	169,850		04/19/19	1.554	6 month Thai Reuters	—	(4,057)
	COP	10,159,090		04/22/19	3 month COP	5.190%	—	(18,861)
	BRL	2,520		01/02/20	10.160	1 month Brazilian Interbank Deposit Average	—	9,673
		8,110		01/02/20	10.260	1 month Brazilian Interbank Deposit Average	—	35,709
		8,270		01/02/20	9.833	1 month Brazilian Interbank Deposit Average	—	8,083
		8,350		01/02/20	9.865	1 month Brazilian Interbank Deposit Average	—	10,049
		23,970	(a)	01/02/20	11.870	1 month Brazilian Interbank Deposit Average	—	82,706
	ILS	5,030		06/21/20	0.650	3 month TELBOR	(617)	(10,643)
	BRL	12,990		01/04/21	9.965	1 month Brazilian Interbank Deposit Average	—	(9,257)
	CNY	26,240		03/15/22	3.600	3 month SHIBOR	(19,666)	(6,802)
	INR	204,840	(a)	09/20/22	6 month MIBOR	6.500	(455)	455
Morgan Stanley & Co. International PLC	BRL	129,430		07/03/17	1 month Brazilian Interbank Deposit Average	10.700	—	(10,497)
	COP	21,167,900		07/11/17	Columbia IBR Overnight Interbank	7.210	—	(28,797)
		23,936,280		08/01/17	7.339	Columbia IBR Overnight Interbank	—	42,088
	BRL	14,780		01/02/18	1 month Brazilian Interbank Deposit Average	10.055	—	(9,509)
		19,610		01/02/18	1 month Brazilian Interbank Deposit Average	10.020	—	(10,763)
		34,660		01/02/18	1 month Brazilian Interbank Deposit Average	10.267	—	(31,574)
	KRW	12,435,100		09/09/18	1.235	3 month KWCDC	—	(38,605)
	BRL	1,330		01/02/19	12.610	1 month Brazilian Interbank Deposit Average	—	15,864
		8,880		01/02/19	1 month Brazilian Interbank Deposit Average	10.030	—	(26,226)
		9,120		01/02/19	1 month Brazilian Interbank Deposit Average	10.040	—	(27,835)
	THB	110,560		02/08/19	1.630	6 month Thai Reuters	—	3,277
	BRL	4,850		01/02/20	9.780	1 month Brazilian Interbank Deposit Average	—	4,327
		6,230		01/02/20	10.055	1 month Brazilian Interbank Deposit Average	—	13,934

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

							Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley & Co. International PLC (continued)		6,360		01/02/20	10.080%	1 month Brazilian Interbank Deposit Average	$—	$15,545
		6,470		01/02/20	9.680	1 month Brazilian Interbank Deposit Average	—	1,584
		9,920		01/02/20	9.115	1 month Brazilian Interbank Deposit Average	—	(23,600)
		5,670		01/04/21	11.870	1 month Brazilian Interbank Deposit Average	—	73,100
		8,510		01/04/21	11.845	1 month Brazilian Interbank Deposit Average	—	108,043
		18,660		01/04/21	1 month Brazilian Interbank Deposit Average	11.742%	—	(228,426)
	MXN	135,000		06/17/21	5.630	Mexico Interbank TIIE 28 Days	—	(294,151)
	INR	208,290	(a)	09/20/22	6 month MIBOR	6.200	(6,595)	6,458
	BRL	3,830		01/02/23	9.900	1 month Brazilian Interbank Deposit Average	—	(16,919)
	COP	3,635,890		05/02/24	6.055	Columbia IBR Overnight Interbank	(4,763)	37,288

TOTAL							$(145,538)	$(2,884,094)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	MXN	193,470		06/20/18	Mexico Interbank TIIE 28 Days	7.250%	$(2,882)	$(3,083)
		$45,280		10/05/18	3 month LIBOR	1.500	5,660	(45,062)
		28,200	(a)	09/20/19	1.750%	3 month LIBOR	74,102	(31,210)
	MXN	141,720	(a)	09/16/20	7.450	Mexico Interbank TIIE 28 Days	56,679	106,966
	HUF	1,871,420		09/21/21	1.380	6 month BUBOR	59	(211,482)
	CZK	214,900		12/21/21	6 month PRIBOR	0.367	(65,234)	293,273
	MXN	53,690		03/09/22	5.500	Mexico Interbank TIIE 28 Days	(57,277)	(100,528)
	HKD	102,560		06/21/22	3 month SHIBOR	2.250	(114,852)	(229,060)
	MXN	318,500	(a)	09/14/22	7.400	Mexico Interbank TIIE 28 Days	209,105	252,331
		$10,740	(a)	09/20/22	3 month LIBOR	2.000	(44,045)	40,703
	MXN	226,740	(a)	09/11/24	7.350	Mexico Interbank TIIE 28 Days	69,111	193,360
	EUR	350	(a)	09/20/24	6 month EURO	0.500	(1,161)	3,758
	MXN	54,290		11/20/24	Mexico Interbank TIIE 28 Days	5.955	21	174,289
		20,280		01/24/25	Mexico Interbank TIIE 28 Days	5.660	15	92,524
	CZK	18,980		06/21/26	6 month PRIBOR	0.550	11	51,530
	MXN	11,010		06/09/27	Mexico Interbank TIIE 28 Days	7.500	(8,599)	(6,281)
		8,140	(a)	09/08/27	7.300	Mexico Interbank TIIE 28 Days	(1,655)	5,453
	EUR	470	(a)	09/20/27	6 month EURO	1.000	(11,180)	8,343

TOTAL							$107,878	$595,824

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2017	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250% 10/28/17	$1,160	(1.000)%	06/20/19	0.240%	$(2,876)	$(14,768)
	People’s Republic of China, 7.500%, 10/28/27	4,100	(1.000)	12/20/20	0.447	22,277	(100,440)
	People’s Republic of China, 7.500%, 10/28/27	70	(1.000)	06/20/21	0.511	652	(1,991)
Barclays Bank PLC	People’s Republic of China, 4.250% 10/28/17	3,170	(1.000)	03/20/19	0.212	(4,172)	(39,653)
	People’s Republic of China, 7.500%, 10/28/27	2,750	(1.000)	06/20/21	0.511	9,675	(62,278)
Citibank NA	People’s Republic of China, 4.250% 10/28/17	22,180	(1.000)	03/20/19	0.212	(43,612)	(263,023)
	People’s Republic of China, 4.250% 10/28/17	44,310	(1.000)	06/20/19	0.240	(104,624)	(569,360)
	People’s Republic of China, 7.500%, 10/28/27	4,470	(1.000)	12/20/20	0.447	36,384	(121,600)
	People’s Republic of China, 7.500%, 10/28/27	3,810	(1.000)	06/20/21	0.511	31,768	(104,649)
Deutsche Bank AG	People’s Republic of China, 7.500%, 10/28/27	940	(1.000)	06/20/21	0.511	2,833	(20,814)
JPMorgan Securities, Inc.	People’s Republic of China, 4.250% 10/28/17	1,630	(1.000)	06/20/19	0.240	(4,341)	(20,453)
	People’s Republic of China, 7.500%, 10/28/27	530	(1.000)	12/20/20	0.447	2,083	(12,187)
	People’s Republic of China, 7.500%, 10/28/27	280	(1.000)	06/20/21	0.511	2,152	(7,509)
UBS AG (London)	People’s Republic of China, 7.500%, 10/28/27	280	(1.000)	06/20/21	0.511	980	(6,336)

TOTAL						$(50,821)	$(1,345,061)

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER CROSS CURRENCY SWAP CONTRACTS

Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Termination Date	Receive	Pay	Upfront Payments made (received)	Unrealized Gain (Loss)

Citibank NA	ZAR	26,400,000	$2,548,263	05/13/24	3 Month JIBAR	3 Month LIBOR	$1,169	$(515,490)
Deutsche Bank AG		42,202,250	4,054,984	05/23/19	3 Month JIBAR	3 Month LIBOR	8,688	(812,572)
JPMorgan Securities, Inc.	TRY	113,210,000	38,598,704	08/19/17	8.93%	3 Month LIBOR	—	(4,066,938)

TOTAL							$9,857	$(5,395,000)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$267,123,929

Gross unrealized gain	7,389,392
Gross unrealized loss	(20,989,663)

Net unrealized security loss	$(13,600,271)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 121.0%
Collateralized Mortgage Obligations – 3.8%
Adjustable Rate Non-Agency(a) – 0.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$106,378	3.480%	04/25/35	$ 107,626
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
588,944	3.362	07/25/35	594,391
Countrywide Alternative Loan Trust Series 2005-16, Class A1
410,011	2.336	06/25/35	396,566
Countrywide Alternative Loan Trust Series 2005-38, Class A1
111,891	2.191	09/25/35	109,504
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
181,573	1.484	01/19/36	122,360
Impac CMB Trust Series 2004-08, Class 1A
45,935	1.744	10/25/34	41,527
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
427,587	3.237	10/25/34	431,468

			1,803,442

Interest Only(b) – 0.5%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
1,028	5.250	07/25/33	12
FHLMC REMIC Series 4456, Class IO
329,201	4.500	10/15/44	73,855
FHLMC STRIPS Series 304, Class C45
408,615	3.000	12/15/27	38,305
FNMA REMIC Series 2011-124, Class SC(a)
521,070	5.334	12/25/41	95,223
FNMA REMIC Series 2012-146, Class IO
2,530,499	3.500	01/25/43	489,757
FNMA REMIC Series 2016-3, Class IP
1,127,127	4.000	02/25/46	231,251
GNMA REMIC Series 2014-11, Class KI
371,746	4.500	12/20/42	48,318
GNMA REMIC Series 2014-188, Class IB
1,724,250	4.000	12/20/44	268,571
GNMA REMIC Series 2015-111, Class IM
1,083,783	4.000	08/20/45	177,961
GNMA REMIC Series 2015-129, Class IC
679,942	4.500	09/16/45	112,881
GNMA REMIC Series 2015-72, Class JI
156,124	3.500	05/20/45	22,985
GNMA REMIC Series 2015-83, Class PI
258,729	3.500	06/20/45	38,365
GNMA REMIC Series 2015-90, Class PI
205,327	3.500	04/20/45	29,343
GNMA REMIC Series 2016-138, Class DI
367,872	4.000	10/20/46	63,667
GNMA REMIC Series 2016-27, Class IA
1,401,005	4.000	06/20/45	210,116
GNMA REMIC Series 2017-38, Class AI
1,874,750	4.000	03/20/46	272,372
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
11,747	0.123	08/25/33	66
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
1,469	0.320	07/25/33	27

			2,173,075

Inverse Floaters(a) – 1.6%
FHLMC REMIC Series 3852, Class SW
709,826	4.841	05/15/41	113,755

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – (continued)
FHLMC REMIC Series 4273, Class PS
$357,349	4.941%	11/15/43	$ 58,875
FHLMC REMIC Series 4286, Class SN
4,879,536	4.841	12/15/43	825,448
FHLMC REMIC Series 4314, Class SE
461,151	4.891	03/15/44	81,457
FHLMC REMIC Series 4320, Class SD
264,159	4.941	07/15/39	41,976
FHLMC REMIC Series 4326, Class GS
584,277	4.891	04/15/44	102,534
FHLMC REMIC Series 4583, Class ST
2,004,557	4.841	05/15/46	391,195
FNMA REMIC Series 2010-126, Class LS
872,320	3.950	11/25/40	137,088
FNMA REMIC Series 2012-88, Class SB
577,530	5.454	07/25/42	108,233
FNMA REMIC Series 2013-121, Class SA
536,098	4.884	12/25/43	84,941
FNMA REMIC Series 2013-96, Class SW
289,302	4.884	09/25/43	46,587
FNMA REMIC Series 2014-87, Class MS
156,417	5.034	01/25/45	25,226
FNMA REMIC Series 2015-20, Class ES
774,980	4.934	04/25/45	163,829
FNMA REMIC Series 2015-28, Class PS
1,816,990	4.384	08/25/44	271,241
FNMA REMIC Series 2015-79, Class SA
614,167	5.034	11/25/45	102,071
FNMA REMIC Series 2015-81, Class SA
1,930,343	4.484	11/25/45	272,965
FNMA REMIC Series 2015-82, Class MS
526,515	4.484	11/25/45	77,037
GNMA REMIC Series 2010-1, Class SD
22,756	4.578	01/20/40	3,676
GNMA REMIC Series 2010-101, Class S
1,469,314	4.788	08/20/40	236,761
GNMA REMIC Series 2010-20, Class SE
583,758	5.038	02/20/40	98,559
GNMA REMIC Series 2010-31, Class SA
358,490	4.538	03/20/40	53,835
GNMA REMIC Series 2010-85, Class SN
57,265	4.728	07/20/40	10,514
GNMA REMIC Series 2010-98, Class QS
180,002	5.388	01/20/40	24,398
GNMA REMIC Series 2011-17, Class SA
222,808	4.888	09/20/40	32,621
GNMA REMIC Series 2011-61, Class CS
89,711	5.468	12/20/35	3,876
GNMA REMIC Series 2013-113, Class SD
260,808	5.528	08/16/43	46,489
GNMA REMIC Series 2013-124, Class CS
2,068,767	4.838	08/20/43	354,688
GNMA REMIC Series 2013-134, Class DS
133,803	4.888	09/20/43	21,917
GNMA REMIC Series 2013-152, Class SJ
734,111	4.938	05/20/41	122,459
GNMA REMIC Series 2014-117, Class SJ
5,951,966	4.388	08/20/44	901,173
GNMA REMIC Series 2014-132, Class SL
1,016,109	4.888	10/20/43	146,975
GNMA REMIC Series 2014-133, Class BS
459,682	4.388	09/20/44	65,627

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – (continued)
GNMA REMIC Series 2014-158, Class SA
$2,716,273	4.374%	10/16/44	$ 409,006
GNMA REMIC Series 2014-41, Class SA
150,659	4.888	03/20/44	25,300
GNMA REMIC Series 2015-110, Class MS
1,955,889	4.498	08/20/45	297,368
GNMA REMIC Series 2015-111, Class SM
603,506	4.988	08/20/45	103,332
GNMA REMIC Series 2015-112, Class SB
579,523	4.528	08/20/45	88,402
GNMA REMIC Series 2015-119, Class SN
1,269,943	5.038	08/20/45	217,904
GNMA REMIC Series 2015-126, Class HS
1,171,165	4.988	09/20/45	195,705
GNMA REMIC Series 2015-168, Class SD
310,791	4.988	11/20/45	51,254
GNMA REMIC Series 2015-57, Class AS
3,518,236	4.388	04/20/45	511,510
GNMA REMIC Series 2015-64, Class SG
1,551,237	4.388	05/20/45	267,071
GNMA REMIC Series 2016-1, Class ST
614,059	4.988	01/20/46	102,857
GNMA REMIC Series 2016-4, Class SM
846,682	4.438	01/20/46	120,661
GNMA REMIC Series 2016-6, Class SB
697,508	4.438	01/20/46	101,465

			7,519,861

Planned Amortization Class – 0.1%
FHLMC REMIC Series 3748, Class D
630,584	4.000	11/15/39	661,068
Sequential Fixed Rate – 0.5%
FHLMC REMIC Series 2042, Class N
70,451	6.500	03/15/28	76,939
FNMA REMIC Series 2000-16, Class ZG
204,034	8.500	06/25/30	245,829
FNMA REMIC Series 2011-52, Class GB
682,280	5.000	06/25/41	748,424
FNMA REMIC Series 2011-99, Class DB
745,609	5.000	10/25/41	818,658
FNMA REMIC Series 2012-111, Class B
118,067	7.000	10/25/42	136,126
FNMA REMIC Series 2012-153, Class B
442,902	7.000	07/25/42	512,650

			2,538,626

Sequential Floating Rate(a) – 0.4%
FHLMC REMIC Series 4103, Class BF
1,144,805	1.509	12/15/38	1,145,667
FNMA REMIC Series 2011-63, Class FG
163,895	1.666	07/25/41	164,747
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
411,416	3.750	05/28/52	422,926

			1,733,340

Support – 0.3%
FNMA REMIC Series 2005-59, Class KZ
1,082,117	5.500	07/25/35	1,209,237

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
			17,638,649

Commercial Mortgage-Backed Securities – 1.4%
Sequential Fixed Rate – 0.7%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
$3,380,370	5.602%	06/11/50	$ 3,407,818
Sequential Floating Rate(a) – 0.7%
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
468,952	5.866	09/15/45	471,902
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(c)
1,300,000	4.869	02/15/44	1,409,486
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
1,303,950	6.090	12/10/49	1,310,146
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
110,415	6.009	06/15/45	110,196

			3,301,730

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 6,709,548

Federal Agencies – 115.8%
Adjustable Rate FHLMC(a) – 0.1%
$52,417	2.896%	04/01/33	$ 54,314
31,090	2.787	09/01/33	32,905
15,375	2.619	10/01/34	16,276
22,046	2.844	11/01/34	23,350
23,040	3.090	02/01/35	24,363
78,865	2.901	06/01/35	83,511

			234,719

Adjustable Rate FNMA(a) – 0.2%
2,336	1.866	07/01/22	2,346
10,792	1.833	07/01/27	10,864
12,001	1.833	11/01/27	12,080
5,631	1.833	01/01/31	5,678
7,287	1.833	06/01/32	7,351
7,425	1.866	08/01/32	7,489
25,352	1.866	05/01/33	25,559
9,278	2.752	06/01/33	9,623
141,268	2.866	06/01/33	149,361
7,305	2.947	07/01/33	7,714
124,863	1.841	08/01/33	125,834
459	3.625	09/01/33	486
59,067	3.165	12/01/33	61,670
901	3.199	12/01/33	952
2,176	3.009	04/01/34	2,304
238,934	3.292	08/01/34	253,871
30,713	3.174	11/01/34	32,343
38,988	2.881	02/01/35	41,203
56,439	3.286	03/01/35	59,320
30,587	3.560	04/01/35	32,115
62,499	3.636	05/01/35	65,080
4,845	1.833	11/01/35	4,884
36,426	1.833	12/01/37	36,681

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$18,222	1.833%	01/01/38	$ 18,348
14,916	1.833	11/01/40	15,040

			988,196

Adjustable Rate GNMA(a) – 0.2%
17,754	2.125	06/20/23	18,026
9,046	2.125	07/20/23	9,182
8,777	2.125	08/20/23	8,911
23,088	2.125	09/20/23	23,444
7,412	2.375	03/20/24	7,527
63,381	2.125	04/20/24	64,464
6,957	2.125	05/20/24	7,077
63,458	2.125	06/20/24	64,563
37,992	2.125	07/20/24	38,644
50,993	2.125	08/20/24	51,877
16,223	2.125	09/20/24	16,509
20,228	2.250	11/20/24	20,571
8,116	2.250	12/20/24	8,255
13,831	2.500	12/20/24	14,090
13,941	2.375	01/20/25	14,179
7,805	2.375	02/20/25	7,940
28,029	2.125	05/20/25	28,566
22,654	2.125	07/20/25	23,086
9,870	2.375	02/20/26	10,058
533	2.125	07/20/26	545
26,579	2.375	01/20/27	27,126
9,661	2.375	02/20/27	9,861
76,580	2.125	04/20/27	78,299
7,791	2.125	05/20/27	7,967
9,819	2.125	06/20/27	10,049
3,835	2.250	11/20/27	3,920
11,730	2.250	12/20/27	11,991
26,039	2.375	01/20/28	26,615
9,410	2.375	02/20/28	9,619
10,712	2.375	03/20/28	10,951
41,925	2.125	07/20/29	42,982
26,250	2.125	08/20/29	26,939
5,065	2.125	09/20/29	5,194
23,602	2.250	10/20/29	24,185
30,440	2.250	11/20/29	31,177
6,388	2.250	12/20/29	6,546
9,033	2.375	01/20/30	9,256
4,037	2.375	02/20/30	4,138
23,289	2.375	03/20/30	23,869
27,829	2.125	04/20/30	28,561
73,468	2.125	05/20/30	75,425
6,781	2.125	06/20/30	6,969
67,324	2.125	07/20/30	69,103
10,005	2.125	09/20/30	10,271
21,995	2.250	10/20/30	22,588

			1,021,115

FHLMC – 8.0%
7	5.000	08/01/17	7
2,146	5.000	09/01/17	2,203
3,800	5.000	10/01/17	3,899
3,629	5.000	11/01/17	3,719
3,533	5.000	12/01/17	3,623
5,920	5.000	01/01/18	6,046
13,571	5.000	02/01/18	13,811
14,821	5.000	03/01/18	15,116
16,705	5.000	04/01/18	16,997

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$1,503	4.500%	05/01/18	$ 1,536
13,474	5.000	05/01/18	13,787
4,426	5.000	06/01/18	4,508
4,593	5.000	07/01/18	4,656
1,385	5.000	08/01/18	1,414
1,317	5.000	09/01/18	1,344
7,515	5.000	10/01/18	7,682
8,377	5.000	11/01/18	8,556
4,310	5.000	12/01/18	4,418
508	5.000	01/01/19	521
230	5.000	02/01/19	236
39,563	5.500	04/01/20	40,834
197,110	4.500	08/01/23	211,107
34,128	7.000	04/01/31	37,836
489,530	7.000	09/01/31	543,157
228,532	7.000	04/01/32	268,378
400,553	7.000	05/01/32	469,797
15,572	4.500	07/01/33	16,777
411,187	4.500	08/01/33	443,015
818,324	4.500	09/01/33	881,666
79,614	4.500	10/01/33	85,777
101,004	5.000	10/01/33	109,886
12,049	5.500	12/01/33	13,697
148,568	5.500	04/01/35	165,213
5,015	5.000	07/01/35	5,479
3,417	4.500	08/01/35	3,672
13,733	4.500	09/01/35	14,760
5,929	4.500	10/01/35	6,361
117,183	5.000	12/01/35	128,971
77,514	5.500	01/01/36	87,494
240	5.500	02/01/36	272
2,161	5.000	02/01/37	2,380
34,255	6.000	08/01/37	38,324
32,753	6.000	09/01/37	36,632
13,651	6.000	10/01/37	15,262
97,658	6.000	11/01/37	109,189
101,749	6.000	12/01/37	113,762
46,080	4.500	01/01/38	49,556
3,506	5.500	01/01/38	3,875
99,868	6.000	01/01/38	111,691
27,459	6.000	02/01/38	30,702
6,053	6.000	03/01/38	6,812
31,384	6.000	04/01/38	35,243
14,763	6.000	05/01/38	16,718
1,846	4.500	06/01/38	1,979
26,079	6.000	06/01/38	29,415
19,005	6.000	07/01/38	21,569
14,304	6.000	08/01/38	16,126
73,373	4.500	09/01/38	79,160
103,118	6.000	09/01/38	115,345
22,997	6.000	10/01/38	25,728
2,037	6.000	11/01/38	2,306
1,472	6.000	12/01/38	1,647
403	4.500	01/01/39	434
80,943	6.000	01/01/39	90,557
40,141	4.500	02/01/39	43,214
9,476	6.000	02/01/39	10,713
420,977	7.000	02/01/39	487,438
15,176	4.500	03/01/39	16,338
6,414	6.000	03/01/39	7,176
4,180	4.500	04/01/39	4,500
2,791	6.000	04/01/39	3,148
126,587	4.500	05/01/39	136,275
306,557	5.000	05/01/39	334,130

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$352,697	4.500%	06/01/39	$ 379,691
8,781	4.500	07/01/39	9,453
611,436	5.000	07/01/39	669,594
9,026	4.500	08/01/39	9,717
18,439	4.500	09/01/39	19,851
4,583	4.500	10/01/39	4,934
3,137	4.500	11/01/39	3,377
9,886	4.500	12/01/39	10,642
12,153	4.500	01/01/40	13,083
7,777	4.500	04/01/40	8,369
38,861	6.000	04/01/40	43,463
13,553	4.500	05/01/40	14,585
78,777	6.000	05/01/40	88,104
24,251	4.000	06/01/40	25,614
18,206	4.500	06/01/40	19,592
12,434	4.500	07/01/40	13,381
2,648	4.500	08/01/40	2,850
30,377	5.000	08/01/40	33,022
26,427	5.000	10/01/40	28,891
262,309	4.000	02/01/41	277,114
77,969	4.500	02/01/41	83,880
13,450	4.500	03/01/41	14,469
30,950	4.500	04/01/41	33,297
31,637	4.500	05/01/41	34,035
60,499	4.500	06/01/41	65,085
3,371	5.000	06/01/41	3,685
157,925	4.500	08/01/41	169,896
164,995	4.500	09/01/41	177,559
105,669	4.000	10/01/41	112,724
18,946	4.000	11/01/41	20,030
9,705	4.500	12/01/41	10,441
118,954	4.500	03/01/42	127,971
60,476	3.000	05/01/42	60,688
565,577	3.500	06/01/42	584,634
1,305,091	4.500	06/01/42	1,408,020
158,149	3.000	08/01/42	158,894
194,305	3.500	08/01/42	200,407
68,561	3.000	10/01/42	68,882
407,153	3.500	10/01/42	419,940
851,343	3.000	11/01/42	856,447
297,574	3.500	11/01/42	306,919
1,469,109	3.000	12/01/42	1,478,004
2,629,525	3.000	01/01/43	2,645,293
238,785	3.000	02/01/43	239,634
3,493,084	3.500	04/01/43	3,609,338
3,600,849	3.500	08/01/43	3,714,820
1,563,101	4.000	08/01/43	1,662,321
989,408	3.500	02/01/44	1,020,481
731,242	3.500	06/01/44	756,493
30,796	4.000	11/01/44	32,852
118,274	3.500	02/01/45	122,415
170,628	3.500	03/01/45	176,600
969,769	3.500	06/01/45	1,001,589
766,571	3.500	10/01/45	791,484
7,420,139	3.500	03/01/46	7,657,031
732,849	3.500	05/01/46	755,293

			37,902,450

FNMA – 55.8%
8	5.500	09/01/17	8
295	5.500	01/01/18	296
251	5.500	02/01/18	251
16,030	5.000	03/01/18	16,166

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA –(continued)
$1,172	5.500%	04/01/18	$ 1,184
458	5.500	05/01/18	464
28,783	5.000	06/01/18	29,157
1,574	5.000	09/01/18	1,598
31	7.000	11/01/18	31
309	5.500	02/01/19	314
2,552	5.500	04/01/19	2,590
293	5.500	05/01/19	299
3,254	5.500	07/01/19	3,332
12,027	5.500	08/01/19	12,410
5,696	5.500	09/01/19	5,888
10,291	5.500	10/01/19	10,621
4,772	5.500	11/01/19	4,942
3,316	5.500	12/01/19	3,414
14,122	5.500	02/01/20	14,554
41,120	4.500	03/01/20	41,573
6,919	5.500	01/01/21	7,200
11,273	7.000	09/01/21	11,901
46,426	7.000	06/01/22	50,187
19,570	7.000	07/01/22	20,844
1,606	4.500	04/01/23	1,693
406	7.000	01/01/29	407
1,658	7.000	09/01/29	1,705
5,337	7.000	08/01/31	5,781
529	7.000	03/01/32	614
1,356	7.000	04/01/32	1,475
2,585	7.000	06/01/32	2,635
327	7.000	07/01/32	330
43,227	6.000	01/01/33	49,472
1,897	6.000	02/01/33	2,152
584	5.500	07/01/33	650
17,780	5.000	08/01/33	19,465
4,981	5.500	09/01/33	5,573
18,014	5.500	02/01/34	20,181
4,862	5.500	03/01/34	5,447
8,964	5.000	04/01/34	9,815
8,508	5.500	04/01/34	9,530
46	5.500	06/01/34	51
26,485	5.500	07/01/34	29,692
5,393	5.500	08/01/34	6,075
18,851	5.500	10/01/34	21,133
4,184	5.500	11/01/34	4,698
132,821	5.500	12/01/34	149,031
141,190	6.000	04/01/35	159,744
11,052	5.500	05/01/35	12,301
4,528	5.500	06/01/35	5,082
5,340	5.000	07/01/35	5,863
9,208	5.500	07/01/35	10,341
5,060	5.500	08/01/35	5,675
7,978	5.500	09/01/35	8,971
241,619	5.000	10/01/35	265,000
2,791	5.500	10/01/35	3,103
76,722	6.000	10/01/35	87,861
2,389	5.500	12/01/35	2,695
1,947	6.000	12/01/35	2,228
396,148	5.000	01/01/36	434,482
99	5.500	02/01/36	112
12,627	5.500	04/01/36	14,084
2,322	6.000	04/01/36	2,654
325,715	4.500	07/01/36	351,213
24,333	5.500	07/01/36	27,046
34,224	4.500	12/01/36	36,882
3,062	5.500	02/01/37	3,441

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA –(continued)
$12,749	5.500%	04/01/37	$ 14,373
59,437	6.000	04/01/37	67,533
58,882	5.000	06/01/37	64,800
177	5.500	06/01/37	199
2,798	5.500	07/01/37	3,144
376,510	5.500	08/01/37	418,521
97,603	6.500	10/01/37	114,350
41,218	6.000	11/01/37	46,970
181	5.500	12/01/37	203
394	5.500	02/01/38	444
4,456	5.500	03/01/38	5,007
62,969	5.000	04/01/38	68,982
19,273	5.500	04/01/38	21,719
4,762	5.500	05/01/38	5,368
1,868	5.500	06/01/38	2,099
924	5.500	07/01/38	1,040
2,139	5.500	08/01/38	2,403
2,111	5.500	09/01/38	2,372
79,176	6.000	09/01/38	90,340
15,533	5.500	12/01/38	17,255
577,104	5.000	01/01/39	637,603
113,826	6.000	01/01/39	129,971
259,630	6.500	01/01/39	304,505
348,598	4.500	02/01/39	375,735
5,205	5.500	02/01/39	5,871
6,694	4.500	03/01/39	7,246
272,323	7.000	03/01/39	315,385
10,508	4.500	05/01/39	11,375
7,844	5.500	06/01/39	8,816
7,524	4.500	07/01/39	8,147
6,773	4.000	08/01/39	7,151
16,887	4.500	09/01/39	18,202
24,199	4.500	10/01/39	26,083
6,620	5.500	11/01/39	7,440
57,596	4.500	02/01/40	62,383
9,065	4.500	03/01/40	9,770
15,047	3.500	04/01/40	15,541
128,760	4.500	04/01/40	138,730
45,621	4.500	06/01/40	49,427
433,988	5.000	06/01/40	474,794
36,171	5.000	07/01/40	39,572
8,912	4.500	09/01/40	9,655
20,612	3.500	12/01/40	21,288
7,922	4.500	12/01/40	8,536
142,646	4.500	01/01/41	153,857
38,284	4.500	04/01/41	41,281
62,843	4.500	06/01/41	67,686
53,339	4.500	07/01/41	57,514
246,136	4.500	08/01/41	265,265
251,963	4.500	09/01/41	271,599
211,391	3.500	10/01/41	218,435
200,716	4.500	10/01/41	216,303
112,792	3.500	11/01/41	116,486
165,684	4.500	11/01/41	178,551
207,383	3.500	12/01/41	214,030
82,257	4.500	12/01/41	88,596
200,987	3.500	01/01/42	207,684
109,180	4.500	01/01/42	117,584
400,518	3.500	02/01/42	413,358
461,761	3.500	03/01/42	476,563
23,116	4.500	03/01/42	24,925
91,827	3.500	04/01/42	94,771
35,482	4.500	04/01/42	38,199
37,857	3.500	05/01/42	39,071

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA –(continued)
$630,823	3.500%	06/01/42	$ 651,251
579,351	3.500	07/01/42	597,761
544,884	3.500	08/01/42	562,166
125,796	3.000	09/01/42	126,380
467,316	3.500	09/01/42	482,287
476,689	3.500	10/01/42	492,842
34,859	3.500	11/01/42	35,944
788,718	4.500	11/01/42	854,403
738,977	3.000	12/01/42	742,570
1,237,966	3.500	12/01/42	1,278,086
160,280	3.000	01/01/43	161,450
17,869	3.500	01/01/43	18,425
61,655	3.000	02/01/43	62,105
978,586	3.500	02/01/43	1,010,472
1,499,114	3.000	03/01/43	1,510,063
1,989,069	3.500	03/01/43	2,054,367
1,633,707	3.000	04/01/43	1,645,678
2,215,389	3.500	04/01/43	2,284,819
679,047	2.500	05/01/43	660,397
2,009,990	3.000	05/01/43	2,025,301
1,230,607	3.500	05/01/43	1,270,006
66,655	3.000	06/01/43	67,162
1,324,873	3.500	06/01/43	1,368,643
607,547	3.000	07/01/43	612,176
10,629,289	3.500	07/01/43	10,965,040
3,750,940	3.500	08/01/43	3,869,465
72,577	3.500	09/01/43	75,086
219,857	3.500	11/01/43	226,905
1,040,850	3.500	01/01/44	1,073,874
70,167	3.500	08/01/44	72,221
165,338	3.500	09/01/44	170,613
185,843	3.500	10/01/44	193,051
75,747	4.000	10/01/44	79,760
28,094	3.500	12/01/44	28,977
81,617	5.000	12/01/44	89,630
47,706	3.500	01/01/45	49,385
368,700	3.500	02/01/45	381,331
770,198	4.000	02/01/45	815,928
329,670	3.500	03/01/45	340,927
603,738	4.000	03/01/45	640,339
485,446	3.500	04/01/45	501,469
296,292	4.000	04/01/45	314,255
3,203,303	4.500	04/01/45	3,494,103
1,307,276	3.500	05/01/45	1,357,167
378,537	4.500	05/01/45	413,138
124,494	3.500	06/01/45	128,526
69,162	3.500	07/01/45	71,401
48,243	3.500	09/01/45	49,866
120,978	3.500	10/01/45	124,896
86,547	3.500	11/01/45	89,349
45,380	3.500	12/01/45	46,849
129,906	3.500	01/01/46	134,113
1,052,596	3.500	03/01/46	1,092,110
166,587	3.500	04/01/46	172,893
1,113,957	3.500	05/01/46	1,147,420
1,974,548	3.500	06/01/56	2,026,018
5,349,706	3.500	07/01/56	5,485,329
4,630,056	3.500	08/01/56	4,748,866
29,000,000	3.000	TBA-30yr(d)	28,961,485
144,000,000	4.000	TBA-30yr(d)	151,253,083
12,000,000	4.500	TBA-30yr(d)	12,870,000

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA –(continued)
$1,000,000	5.000%	TBA-30yr(d)	$ 1,092,344

			264,189,679

GNMA – 51.5%
29,715	5.500	07/15/20	30,624
6,236	6.000	04/15/26	7,031
433	6.500	01/15/32	474
1,119	6.500	02/15/32	1,223
530,721	5.500	04/15/33	589,235
6,144	5.000	11/15/33	6,789
1,303	6.500	08/15/34	1,489
1,387	6.500	02/15/36	1,608
3,401	6.500	03/15/36	3,945
5,147	6.500	04/15/36	5,841
15,148	6.500	05/15/36	17,567
9,364	6.500	06/15/36	10,864
58,909	6.500	07/15/36	67,587
55,623	6.500	08/15/36	63,908
90,498	6.500	09/15/36	103,778
41,467	6.500	10/15/36	47,806
57,216	6.500	11/15/36	65,236
24,448	6.500	12/15/36	28,012
13,176	6.500	01/15/37	15,241
2,780	6.500	03/15/37	3,227
6,346	6.500	04/15/37	7,346
4,880	6.500	05/15/37	5,386
2,910	6.500	08/15/37	3,350
16,999	6.500	09/15/37	19,502
14,583	6.500	10/15/37	16,912
10,212	6.500	11/15/37	11,692
5,016	6.500	05/15/38	5,764
3,301	6.500	11/15/38	3,810
3,098	6.500	02/15/39	3,575
135,906	4.500	12/20/39	145,993
538,779	5.000	01/20/40	584,138
36,757	4.500	02/20/40	39,485
623,375	4.500	05/15/40	672,234
102,549	4.500	05/20/40	110,160
365,099	5.000	07/15/40	399,339
191,235	3.500	09/15/42	199,020
13,164,023	4.000	10/20/43	13,914,269
348,346	4.500	01/20/45	372,893
471,952	3.500	02/15/45	489,311
87,500	4.500	02/20/45	93,666
54,694	4.500	03/20/45	58,377
6,917	4.500	04/20/45	7,382
143,159	4.000	05/20/45	150,915
1,431,598	4.500	05/20/45	1,532,481
15,409	4.500	06/20/45	16,495
113,184	4.000	07/20/45	119,317
665,144	4.500	07/20/45	712,016
5,427,057	4.000	08/20/45	5,721,093
7,705,322	4.500	08/20/45	8,229,043
5,864,962	4.000	09/20/45	6,182,724
11,049	4.500	09/20/45	11,800
8,524,497	4.000	10/20/45	8,981,024
397,231	4.500	10/20/45	422,244
1,558,759	4.000	11/20/45	1,641,751
525,577	4.500	11/20/45	561,956
1,901,301	4.500	12/20/45	2,021,024
4,223,576	4.000	01/20/46	4,445,809
927,085	4.500	01/20/46	985,462

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$7,652,091	4.000%	02/20/46	$ 8,054,723
1,513,694	4.500	02/20/46	1,609,009
9,586,641	4.000	03/20/46	10,091,064
1,538,108	4.500	03/20/46	1,634,961
4,147,367	4.000	04/20/46	4,366,238
3,616,530	4.500	04/20/46	3,844,258
7,696,606	3.000	05/20/46	7,783,494
282,532	4.000	05/20/46	297,442
11,160	4.500	05/20/46	11,863
96,318	3.000	06/20/46	97,405
125,146	4.500	06/20/46	133,026
3,000,002	3.000	07/20/46	3,033,869
50,783	4.500	07/20/46	53,980
46,924	4.500	08/20/46	49,879
21,999,985	3.000	10/20/46	22,248,345
977,630	4.000	01/20/47	1,029,222
47,422,027	3.000	02/20/47	47,958,459
4,915,814	4.000	02/20/47	5,178,311
15,284,991	3.000	04/20/47	15,457,892
500,000	3.000	05/20/47	505,645
20,991,258	4.000	05/20/47	22,141,678
24,000,000	4.000	06/20/47	25,330,313
2,000,000	3.500	TBA-30yr(d)	2,071,250
1,000,000	4.500	TBA-30yr(d)	1,062,500

			244,015,069

TOTAL FEDERAL AGENCIES			$ 548,351,228

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $575,084,146)			$ 572,699,425

Asset-Backed Securities – 12.6%
Auto(c) – 0.3%
Ford Credit Auto Owner Trust Series 2015-1, Class A
$1,200,000	2.120%	07/15/26	$ 1,205,277

Collateralized Loan Obligations(a)(c) – 4.8%
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1
2,600,000	2.633	07/17/28	2,620,896
Cent CLO Ltd. Series 2014-22A, Class A1R
1,750,000	2.444	11/07/26	1,752,622
Cutwater Ltd. Series 2014-1A, Class A1AR
1,400,000	2.469	07/15/26	1,399,297
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A
1,450,000	2.428	07/25/27	1,448,019
Madison Park Funding XII Ltd. Series 2014-12A, Class AR
1,550,000	2.290	07/20/26	1,551,817
Mountain View CLO Ltd. Series 2014-1A, Class AR
2,000,000	2.304	10/15/26	2,000,104
OCP CLO Ltd. Series 2014-5A, Class A1
1,600,000	2.032	04/26/26	1,599,998
OFSI Fund VI Ltd. Series 2014-6A, Class A1
2,100,000	2.052	03/20/25	2,083,293
Parallel Ltd. Series 2015-1A, Class A
1,050,000	2.480	07/20/27	1,050,389
Shackleton CLO Ltd. Series 2014-5A, Class AR
1,600,000	2.319	05/07/26	1,599,987
Thacher Park CLO Ltd. Series 2014-1A, Class AR
2,450,000	2.266	10/20/26	2,450,007

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(c) – (continued)
Trinitas CLO III Ltd. Series 2015-3A, Class A2
$1,800,000	2.533%	07/15/27	$ 1,804,279
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class A1
1,292,110	2.353	07/16/27	1,288,148

			22,648,856

Home Equity(a) – 0.0%
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
64,781	1.269	02/15/34	58,697

Other(a)(c) – 1.5%
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A
1,850,000	1.894	09/10/18	1,850,209
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2
1,150,000	1.944	04/10/19	1,150,269
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A
3,000,000	2.294	03/10/19	3,000,446
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1
450,000	1.844	07/10/19	450,189
Station Place Securitization Trust Series 2015-2, Class A
900,000	2.039	05/15/18	900,000

			7,351,113

Student Loan(a) – 6.0%
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1
476,381	1.724	12/26/35	470,841
ECMC Group Student Loan Trust Series 2017-1A, Class A(c)
3,885,846	2.224	12/27/66	3,889,309
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)
901,633	1.824	06/25/26	902,634
Goal Capital Funding Trust Series 2007-1, Class A3
103,196	1.243	09/25/28	103,103
Goal Capital Funding Trust Series 2010-1, Class A(c)
2,125,639	1.752	08/25/48	2,107,666
Higher Education Funding I Series 2014-1, Class A(c)
1,454,597	2.102	05/25/34	1,448,418
Illinois Student Assistance Commission Series 2010-1, Class A3
1,000,000	1.938	07/25/45	1,003,402
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3
950,000	2.060	07/20/43	932,232
Nelnet Student Loan Trust Series 2006-1, Class A6(c)
1,700,000	1.503	08/23/36	1,625,047
Nelnet Student Loan Trust Series 2006-2, Class A5
1,410,154	1.138	01/25/30	1,408,105
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(e)
1,150,000	1.890	10/25/37	1,123,854
North Carolina State Education Assistance Authority Series 2010-1, Class A1
690,705	1.938	07/25/41	688,250
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A3
700,000	1.948	10/01/37	696,309
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2, Class A3
1,100,000	1.848	07/01/32	1,089,362
PHEAA Student Loan Trust Series 2016-1A, Class A(c)
1,363,317	2.174	09/25/65	1,379,477

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
PHEAA Student Loan Trust Series 2016-2A, Class A(c)
$1,604,773	1.974%	11/25/65	$ 1,608,391
SLM Student Loan Trust Series 2004-8A, Class A6(c)
1,250,000	1.668	01/25/40	1,233,844
SLM Student Loan Trust Series 2005-5, Class A5
350,000	1.788	10/25/40	342,146
SLM Student Loan Trust Series 2006-2, Class A5
1,014,669	1.148	07/25/25	1,014,605
SLM Student Loan Trust Series 2006-4, Class A5
15,982	1.138	10/27/25	15,979
SLM Student Loan Trust Series 2014-2, Class A2
260,365	1.374	10/25/21	260,515
South Carolina Student Loan Corp. Series 2010-1, Class A3
1,850,000	2.088	10/27/36	1,875,735
Utah State Board of Regents Series 2016-1, Class A
3,069,308	1.774	09/25/56	3,069,745

			28,288,969

TOTAL ASSET-BACKED SECURITIES (Cost $59,272,300)			$ 59,552,912

Shares	Distribution Rate	Value
Investment Company(a)(f) – 4.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
21,998,615	0.845%	$ 21,998,615
(Cost $21,998,615)

TOTAL INVESTMENTS – 138.2% (Cost $656,355,061)		$ 654,250,952

LIABILITIES IN EXCESS OF OTHER ASSETS – (38.2)%		(180,806,684)

NET ASSETS – 100.0%		$ 473,444,268

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2017.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $47,232,444, which represents approximately 10.0% of net assets as of June 30, 2017.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $197,310,662 which represents approximately 41.7% of net assets as of June 30, 2017.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Represents an Affiliated Fund.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PI	— Private Investment
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.500%	TBA-30yr	07/13/17	$(22,000,000)	$(22,591,250)
GNMA	3.000	TBA-30yr	07/20/17	(93,000,000)	(93,966,326)
GNMA	4.000	TBA-30yr	07/20/17	(1,000,000)	(1,052,109)
GNMA	4.000	TBA-30yr	08/21/17	(21,000,000)	(22,064,765)

TOTAL (Proceeds Receivable: $140,475,059)					$(139,674,450)

(a)

TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	(57)	December 2018	$(13,993,500)	$(14,384)
Ultra Long U.S. Treasury Bonds	(18)	September 2017	(2,985,750)	(8,940)
2 Year U.S. Treasury Notes	(47)	September 2017	(10,157,141)	12,335
5 Year U.S. Treasury Notes	(272)	September 2017	(32,051,375)	66,863
10 Year U.S. Treasury Notes	480	September 2017	60,255,000	(164,847)
20 Year U.S. Treasury Bonds	125	September 2017	19,210,938	66,124

TOTAL				$(42,849)

SWAP CONTRACTS — At June 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(b)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
	$27,030	12/20/19	2.250%	3 month LIBOR	$43,614	$52,937
	1,160	07/03/23	3 month LIBOR	2.142%	(133)	480
	4,370	07/03/28	2.378	3 month LIBOR	70	(10,127)
	3,890	12/20/28	3 month LIBOR	2.790	(64,802)	(49,745)
	500	09/20/47	3 month LIBOR	2.500	(9,957)	14,380
	1,780	07/03/48	3 month LIBOR	2.560	64	6,950

TOTAL					$(31,144)	$14,875

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2017.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Swap Counterparty	Referenced Obligation	Notional Amount (000s)	Rates (paid) received by Fund	Termination Date	Credit Spread at June 30, 2017(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Credit Suisse International (London)	Markit CMBX Series 10	$9,000	(0.500)%	11/17/59	Open	$274,954	$(73,849)

(c)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$656,375,518

Gross unrealized gain	1,767,732
Gross unrealized loss	(3,892,298)

Net unrealized security loss	$(2,124,566)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) define the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The Investment Manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

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Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

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June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For finanical reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transactions.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA. The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2017:

DYNAMIC EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$12,190,062	$—
Corporate Obligations	—	7,041,980	—
Structured Notes	—	1,308,377	—
Municipal Debt Obligations	—	188,688	—
Common Stock and/or Other Equity Investments(a)
Asia	4,583	—	—
Investment Company	177,270	—	—
Total	$181,853	$20,729,107	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$205,511	$—
Futures Contracts	8,330	—	—
Interest Rate Swap Contracts	—	98,401	—
Credit Default Swap Contracts	—	9,312	—
Total	$8,330	$313,224	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(218,391)	$—
Futures Contracts	(5,568)	—	—
Interest Rate Swap Contracts	—	(19,566)	—
Credit Default Swap Contracts	—	(104,033)	—
Total	$(5,568)	$(341,990)	$—

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,332,763,299	$—
Foreign Debt Obligations	—	3,391,810	—
Corporate Obligations	—	554,838,383	—
Structured Notes	—	29,557,948	—
Municipal Debt Obligations	—	13,357,281	—
U.S. Treasury Obligations	47,509,727	—	—
Investment Company	14,555	—	—
Total	$47,524,282	$1,933,908,721	$—
Liabilities
Reverse Repurchase Agreements	$—	$(3,240,000)	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$8,070,751	$—
Futures Contracts	1,514,429	—	—
Interest Rate Swap Contracts	—	4,081,041	—
Credit Default Swap Contracts	—	542,083	—
Total	$1,514,429	$12,693,875	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(7,955,862)	$—
Futures Contracts	(1,067,042)	—	—
Interest Rate Swap Contracts	—	(897,220)	—
Credit Default Swap Contracts	—	(7,294,704)	—
Total	$(1,067,042)	$(16,147,786)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$3,126,502,966	$—
Bank Loans	—	103,655,136	23,440,373
Common Stock and/or Other Equity Investments(a)
North America	6,233,361	44,986,562	—
Exchange Traded Fund	25,017,500	—	—
Investment Company	205,064,917	—	—
Total	$236,315,778	$3,275,144,664	$23,440,373
Liabilities
Reverse Repurchase Agreements	$—	$(74,224,417)	$—

Derivative Type
Assets(b)
Futures Contracts	$860,235	$—	$—
Credit Default Swap Contracts	—	173,394	—
Total	$860,235	$173,394	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(323,770)	$—
Futures Contracts	(678,752)	—	—
Total	$(678,752)	$(323,770)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$3,142,980,618	$133,264,980
Corporate Obligations	—	565,680,362	—
Asset-Backed Securities	—	34,083,422	—
Common Stock and/or Other Equity Investments(a)
North America	—	11,578,294	—
Exchange Traded Fund	17,521,957	—	—
Investment Company	408,539,264	—	—
Total	$426,061,221	$3,754,322,696	$133,264,980
Liabilities
Reverse Repurchase Agreements	$—	$(9,162,500)	$—

Derivative Type
Assets(b)
Futures Contracts	$1,061,084	$—	$—
Interest Rate Swap Contracts	—	343,182	—
Total	$1,061,084	$343,182	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(308,884)	$—
Total Return Swap Contracts	—	(59,568)	—
Total	$—	$(368,452)	$—

The following is a reconciliation of Level 3 investments for the period ended June 30, 2017:

Bank Loans
Beginning Balance as of April 1, 2017	$120,508,791
Realized gain (loss)	21,441
Net change in unrealized gain (loss) relating to instruments still held at reporting date	(1,156,995)
Purchases	7,418,121
Sales	(2,727,277)
Amortization	218,425
Transfers into Level 3	53,097,641
Transfers out of Level 3	(44,115,167)
Ending Balance as of June 30, 2017	$133,264,980

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$373,432,967	$—
Foreign Debt Obligations	—	9,437,078	—
Municipal Debt Obligations	—	12,371,430	—
U.S. Treasury Obligations	4,361,532	—	—
Investment Company	736	—	—
Total	$4,362,268	$395,241,475	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type
Assets(b)
Futures Contracts	$329,292	$—	$—
Interest Rate Swap Contracts	—	46,386	—
Credit Default Swap Contracts	—	52,564	—
Total	$329,292	$98,950	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(32,794)	$—
Futures Contracts	(152,004)	—	—
Interest Rate Swap Contracts	—	(35,625)	—
Total	$(152,004)	$(68,419)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$188,729,814	$—
Corporate Obligations	—	12,920,143	—
Structured Notes	—	28,474,024	—
Municipal Debt Obligations	—	1,261,184	—
U.S. Treasury Obligations	575,445	—	—
Investment Company	21,563,048	—	—
Total	$22,138,493	$231,385,165	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$4,457,753	$—
Futures Contracts	205,816	—	—
Interest Rate Swap Contracts	—	2,494,174	—
Total	$205,816	$6,951,927	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(3,270,855)	$—
Futures Contracts	(181,708)	—	—
Interest Rate Swap Contracts	—	(4,782,444)	—
Credit Default Swap Contracts	—	(1,345,061)	—
Cross Currency Swap Contracts	—	(5,395,000)	—
Total	$(181,708)	$(14,793,360)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$572,699,425	$—
Asset-Backed Securities	—	59,552,912	—
Investment Company	21,998,615	—	—
Total	$21,998,615	$632,252,337	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(139,674,450)	$—

Derivative Type
Assets(b)
Futures Contracts	$145,322	$—	$—
Interest Rate Swap Contracts	—	74,747	—
Total	$145,322	$74,747	$—
Liabilities(b)
Futures Contracts	$(188,171)	$—	$—
Interest Rate Swap Contracts	—	(59,872)	—
Credit Default Swap Contracts	—	(73,849)	—
Total	$(188,171)	$(133,721)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Funds, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — Each of the Dynamic Emerging Markets Debt Fund, Emerging Markets Debt Fund and Local Emerging Markets Debt Fund are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date August 25, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date August 25, 2017

*	Print the name and title of each signing officer under his or her signature.